UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05972
Name of Registrant: Vanguard International Equity Index Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: July 31, 2015
Item 1: Schedule of Investments

Vanguard Pacific Stock Index Fund

Schedule of Investments
As of July 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Australia (16.8%)
Commonwealth Bank of Australia	1,746,355	111,604
Westpac Banking Corp.	3,347,850	85,270
National Australia Bank Ltd.	2,805,598	71,135
Australia & New Zealand Banking Group Ltd.	2,957,750	70,563
BHP Billiton Ltd.	3,443,349	66,221
Wesfarmers Ltd.	1,200,442	37,189
CSL Ltd.	501,672	36,245
Woolworths Ltd.	1,358,098	28,357
Telstra Corp. Ltd.	4,623,236	21,909
Woodside Petroleum Ltd.	768,948	20,037
Macquarie Group Ltd.	325,588	19,541
Rio Tinto Ltd.	455,234	17,564
Scentre Group	5,484,288	15,883
QBE Insurance Group Ltd.	1,469,481	15,660
AMP Ltd.	3,149,289	15,187
Westfield Corp.	2,073,644	15,182
Transurban Group	2,054,156	14,951
Suncorp Group Ltd.	1,381,268	14,414
Amcor Ltd.	1,280,498	13,472
Brambles Ltd.	1,666,635	13,237
Insurance Australia Group Ltd.	2,512,481	10,796
Origin Energy Ltd.	1,190,706	9,852
Goodman Group	1,884,876	8,981
AGL Energy Ltd.	723,945	8,813
Aurizon Holdings Ltd.	2,204,276	8,528
APA Group	1,198,815	7,957
Stockland	2,539,034	7,878
Federation Centres	3,523,821	7,720
* South32 Ltd.	5,709,534	7,434
Caltex Australia Ltd.	290,173	7,316
Oil Search Ltd.	1,256,772	6,835
Ramsay Health Care Ltd.	138,305	6,747
ASX Ltd.	205,621	6,674
Lend Lease Group	584,623	6,653
James Hardie Industries plc	478,201	6,626
Sonic Healthcare Ltd.	431,324	6,513
* Newcrest Mining Ltd.	786,812	6,495
GPT Group	1,902,756	6,403
Asciano Ltd.	1,046,162	6,205
Dexus Property Group	1,033,213	5,863
Santos Ltd.	1,077,014	5,808
^ Orica Ltd.	398,479	5,588
Mirvac Group	3,916,562	5,404
Computershare Ltd.	532,793	4,806
Sydney Airport	1,165,186	4,786
Incitec Pivot Ltd.	1,797,888	4,751
Bendigo & Adelaide Bank Ltd.	486,689	4,666
Tatts Group Ltd.	1,567,399	4,553
* Medibank Pvt Ltd.	2,954,958	4,510

	Aristocrat Leisure Ltd.	680,041	4,270
	Cochlear Ltd.	61,331	4,103
	Seek Ltd.	369,185	4,070
	Boral Ltd.	837,658	4,061
	Crown Resorts Ltd.	406,331	4,041
	Bank of Queensland Ltd.	393,760	3,952
	Coca-Cola Amatil Ltd.	581,709	3,941
	Echo Entertainment Group Ltd.	881,875	3,232
	Challenger Ltd.	611,299	3,198
*	Qantas Airways Ltd.	1,154,730	3,161
	Tabcorp Holdings Ltd.	889,981	3,150
	Ansell Ltd.	164,098	3,004
	Treasury Wine Estates Ltd.	695,821	2,930
	Alumina Ltd.	2,616,151	2,837
	Iluka Resources Ltd.	449,252	2,583
^	Fortescue Metals Group Ltd.	1,735,210	2,346
	Healthscope Ltd.	1,152,260	2,305
	Orora Ltd.	1,294,735	2,202
	IOOF Holdings Ltd.	322,035	2,173
	TPG Telecom Ltd.	306,624	2,127
	AusNet Services	1,870,114	1,898
*	CIMIC Group Ltd.	108,302	1,882
	DuluxGroup Ltd.	416,895	1,850
	Harvey Norman Holdings Ltd.	561,011	1,826
^	REA Group Ltd.	56,531	1,789
	Recall Holdings Ltd.	333,328	1,749
	ALS Ltd.	436,963	1,710
	Adelaide Brighton Ltd.	494,525	1,707
	Fairfax Media Ltd.	2,573,474	1,597
	BlueScope Steel Ltd.	597,851	1,582
	WorleyParsons Ltd.	233,378	1,568
^	Flight Centre Travel Group Ltd.	60,062	1,561
	Perpetual Ltd.	46,930	1,536
	Downer EDI Ltd.	461,449	1,533
	CSR Ltd.	541,724	1,479
	Platinum Asset Management Ltd.	254,963	1,411
	Shopping Centres Australasia Property Group	742,391	1,160
	Macquarie Atlas Roads Group	446,580	1,115
	Nufarm Ltd.	192,499	1,085
	OZ Minerals Ltd.	316,989	861
	Sims Metal Management Ltd.	123,753	855
^	Metcash Ltd.	970,826	814
	Seven West Media Ltd.	974,340	644
*,^ Whitehaven Coal Ltd.		638,912	559
^	GWA Group Ltd.	296,766	527
	Sims Metal Management Ltd. ADR	63,294	436
^	New Hope Corp. Ltd.	254,227	355
*	Newcrest Mining Ltd. ADR	32,727	272
*	BGP Holdings PLC	15,642,708	—
			997,829
Hong Kong (9.2%)
	AIA Group Ltd.	12,922,845	84,124
*	CK Hutchison Holdings Ltd.	3,022,591	44,827
	Hong Kong Exchanges and Clearing Ltd.	1,265,097	34,159
	Sun Hung Kai Properties Ltd.	1,788,118	27,574
*	Cheung Kong Property Holdings Ltd.	3,023,091	25,191
	Hang Seng Bank Ltd.	820,341	16,808

	BOC Hong Kong Holdings Ltd.	3,857,046	15,591
	Hong Kong & China Gas Co. Ltd.	7,322,666	14,938
	Link REIT	2,450,843	14,405
	Jardine Matheson Holdings Ltd.	262,400	14,309
	CLP Holdings Ltd.	1,655,541	14,054
	Power Assets Holdings Ltd.	1,417,316	13,351
	Sands China Ltd.	2,585,547	11,458
	Galaxy Entertainment Group Ltd.	2,282,950	10,501
	Hongkong Land Holdings Ltd.	1,259,500	9,738
	Wharf Holdings Ltd.	1,461,297	9,268
	Swire Pacific Ltd. Class A	621,625	7,956
	Want Want China Holdings Ltd.	7,085,000	7,318
^	Henderson Land Development Co. Ltd.	1,098,206	7,247
	Jardine Strategic Holdings Ltd.	240,200	7,223
	New World Development Co. Ltd.	5,725,870	6,912
	Hang Lung Properties Ltd.	2,395,317	6,837
	MTR Corp. Ltd.	1,488,317	6,622
	China Mengniu Dairy Co. Ltd.	1,450,000	6,557
	Cheung Kong Infrastructure Holdings Ltd.	641,215	5,576
	Sino Land Co. Ltd.	3,252,300	5,047
	Bank of East Asia Ltd.	1,233,876	4,996
	Techtronic Industries Co. Ltd.	1,349,000	4,783
	Li & Fung Ltd.	6,151,259	4,754
	Wheelock & Co. Ltd.	871,486	4,499
	Samsonite International SA	1,373,973	4,483
^	AAC Technologies Holdings Inc.	755,500	4,285
	Swire Properties Ltd.	1,255,465	4,050
	Tingyi Cayman Islands Holding Corp.	2,047,000	3,927
	Yue Yuen Industrial Holdings Ltd.	896,519	2,907
	Hysan Development Co. Ltd.	671,603	2,870
	Cathay Pacific Airways Ltd.	1,103,548	2,609
	Kerry Properties Ltd.	695,858	2,593
	PCCW Ltd.	4,318,143	2,579
^	Prada SPA	549,100	2,525
*	Semiconductor Manufacturing International Corp.	26,668,000	2,398
	ASM Pacific Technology Ltd.	259,128	2,339
	SJM Holdings Ltd.	1,987,359	2,305
	Wynn Macau Ltd.	1,108,040	2,277
	NWS Holdings Ltd.	1,498,411	2,250
*,2 WH Group Ltd.		3,433,365	2,199
	VTech Holdings Ltd.	171,300	2,131
	Hopewell Holdings Ltd.	589,124	2,024
	First Pacific Co. Ltd.	2,480,823	1,984
	Esprit Holdings Ltd.	1,997,300	1,912
*,^ Goldin Financial Holdings Ltd.		2,246,000	1,796
^	Sun Art Retail Group Ltd.	2,337,000	1,781
	MGM China Holdings Ltd.	824,400	1,749
	New World China Land Ltd.	2,782,000	1,714
	Television Broadcasts Ltd.	310,200	1,640
	Shangri-La Asia Ltd.	1,154,096	1,486
^	Melco International Development Ltd.	854,000	1,463
	Champion REIT	2,533,000	1,404
*	Global Brands Group Holding Ltd.	6,181,259	1,367
*,^ Brightoil Petroleum Holdings Ltd.		3,705,000	1,367
	Johnson Electric Holdings Ltd.	383,625	1,302
	Uni-President China Holdings Ltd.	1,412,400	1,297
	FIH Mobile Ltd.	2,475,000	1,291

	Cafe de Coral Holdings Ltd.	360,000	1,263
	L'Occitane International SA	475,500	1,210
^	Chow Tai Fook Jewellery Group Ltd.	1,187,200	1,157
	Xinyi Solar Holdings Ltd.	2,650,000	1,134
	Xinyi Glass Holdings Ltd.	2,134,000	1,124
	China Travel International Investment Hong Kong Ltd.	2,838,000	1,105
	Dah Sing Financial Holdings Ltd.	164,552	1,075
	Shun Tak Holdings Ltd.	1,952,000	1,069
	Orient Overseas International Ltd.	214,324	1,056
	Huabao International Holdings Ltd.	2,096,000	1,020
	Shui On Land Ltd.	3,671,166	1,001
	Great Eagle Holdings Ltd.	282,000	981
	Kerry Logistics Network Ltd.	585,679	911
*	United Co. RUSAL plc	1,816,000	860
	Dah Sing Banking Group Ltd.	396,056	839
	Lifestyle International Holdings Ltd.	502,000	816
	Texwinca Holdings Ltd.	666,000	808
*	China Oceanwide Holdings Ltd.	4,812,000	747
	Towngas China Co. Ltd.	731,929	670
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,340,000	588
^	Shougang Fushan Resources Group Ltd.	3,848,000	582
^	SA Sa International Holdings Ltd.	1,073,860	481
^	Hopewell Highway Infrastructure Ltd.	1,006,656	480
*,^ Macau Legend Development Ltd.		1,726,000	467
	Kowloon Development Co. Ltd.	370,000	467
*,^ China Huarong Energy Co. Ltd.		7,416,500	461
	Parkson Retail Group Ltd.	1,464,000	251
			543,550
Japan (60.8%)
	Toyota Motor Corp.	2,842,271	189,414
	Mitsubishi UFJ Financial Group Inc.	15,180,824	110,112
	Honda Motor Co. Ltd.	1,924,127	64,816
	Sumitomo Mitsui Financial Group Inc.	1,441,334	64,674
	SoftBank Group Corp.	1,009,970	56,179
	Mizuho Financial Group Inc.	25,673,741	55,689
	KDDI Corp.	1,991,500	50,761
	Japan Tobacco Inc.	1,131,059	43,887
	Takeda Pharmaceutical Co. Ltd.	830,391	41,876
	East Japan Railway Co.	407,285	40,228
	Seven & i Holdings Co. Ltd.	836,954	38,622
*	Sony Corp.	1,347,344	38,223
	Astellas Pharma Inc.	2,368,970	35,770
	Canon Inc.	1,114,117	35,638
	Central Japan Railway Co.	203,300	35,578
	FANUC Corp.	209,976	35,128
	Mitsubishi Corp.	1,516,034	32,837
	Hitachi Ltd.	4,974,258	32,260
	Tokio Marine Holdings Inc.	765,390	32,004
	Murata Manufacturing Co. Ltd.	215,119	31,823
	NTT DOCOMO Inc.	1,489,100	31,483
	Mitsubishi Estate Co. Ltd.	1,357,982	30,255
	Mitsui Fudosan Co. Ltd.	1,017,580	28,872
	Kao Corp.	564,577	28,637
	Fast Retailing Co. Ltd.	56,920	28,134
	Bridgestone Corp.	715,350	26,978
	Nomura Holdings Inc.	3,765,894	26,844
	Panasonic Corp.	2,282,490	26,805

Shin-Etsu Chemical Co. Ltd.	442,155	26,434
Nissan Motor Co. Ltd.	2,722,846	26,394
Denso Corp.	512,186	25,395
Fuji Heavy Industries Ltd.	672,012	24,923
Nippon Telegraph & Telephone Corp.	643,088	24,768
Keyence Corp.	48,977	24,757
Dai-ichi Life Insurance Co. Ltd.	1,212,500	24,639
Mitsui & Co. Ltd.	1,856,800	24,100
Kubota Corp.	1,340,895	23,033
Mitsubishi Electric Corp.	2,119,954	22,749
Nidec Corp.	246,728	22,152
Nippon Steel & Sumitomo Metal Corp.	9,075,309	21,511
ORIX Corp.	1,389,190	20,837
Nintendo Co. Ltd.	115,998	20,438
FUJIFILM Holdings Corp.	491,472	19,553
ITOCHU Corp.	1,574,597	19,377
Eisai Co. Ltd.	295,768	19,286
Hoya Corp.	454,002	19,208
Sumitomo Mitsui Trust Holdings Inc.	4,102,819	19,001
Komatsu Ltd.	1,022,109	18,961
Daikin Industries Ltd.	285,912	18,487
MS&AD Insurance Group Holdings Inc.	582,801	18,353
Mitsubishi Heavy Industries Ltd.	3,437,743	18,237
Kyocera Corp.	347,150	17,898
Daiwa House Industry Co. Ltd.	693,105	17,252
SMC Corp.	66,600	16,951
Sumitomo Realty & Development Co. Ltd.	464,539	16,289
Suzuki Motor Corp.	448,568	15,682
Daiichi Sankyo Co. Ltd.	745,491	15,305
Secom Co. Ltd.	222,303	14,964
Otsuka Holdings Co. Ltd.	412,579	14,862
West Japan Railway Co.	203,837	14,644
Daiwa Securities Group Inc.	1,874,984	14,617
Sompo Japan Nipponkoa Holdings Inc.	414,426	14,605
Asahi Group Holdings Ltd.	430,621	14,433
Oriental Land Co. Ltd.	226,372	14,363
Kirin Holdings Co. Ltd.	900,816	13,904
Sumitomo Corp.	1,207,638	13,773
Tokyo Gas Co. Ltd.	2,539,959	13,751
Resona Holdings Inc.	2,488,843	13,742
Dentsu Inc.	241,302	13,724
Shionogi & Co. Ltd.	343,273	13,683
Rakuten Inc.	836,300	13,505
Nitto Denko Corp.	177,066	13,352
Toray Industries Inc.	1,664,857	13,288
Olympus Corp.	345,794	13,277
Ajinomoto Co. Inc.	565,706	13,054
Chubu Electric Power Co. Inc.	761,372	12,966
Toshiba Corp.	4,092,424	12,544
Sumitomo Electric Industries Ltd.	821,721	12,295
* Tokyo Electric Power Co. Inc.	1,672,584	12,041
Ono Pharmaceutical Co. Ltd.	97,733	11,811
Shimano Inc.	84,598	11,781
Aeon Co. Ltd.	768,695	11,753
Recruit Holdings Co. Ltd.	360,035	11,382
* Kansai Electric Power Co. Inc.	833,514	11,305
Mazda Motor Corp.	571,891	11,264

JX Holdings Inc.	2,594,923	11,090
Asahi Kasei Corp.	1,426,836	10,876
MEIJI Holdings Co. Ltd.	76,215	10,868
T&D Holdings Inc.	710,861	10,824
Inpex Corp.	989,900	10,782
JFE Holdings Inc.	551,507	10,322
Japan Exchange Group Inc.	294,600	10,257
Tokyo Electron Ltd.	184,513	10,153
Shiseido Co. Ltd.	419,653	10,150
Toyota Industries Corp.	182,220	10,090
Fujitsu Ltd.	1,909,981	10,047
Marubeni Corp.	1,783,056	9,942
Sysmex Corp.	151,084	9,817
Sumitomo Chemical Co. Ltd.	1,650,276	9,420
Mitsubishi Chemical Holdings Corp.	1,414,379	9,271
TDK Corp.	132,087	9,225
Tokyu Corp.	1,247,409	9,173
Terumo Corp.	355,000	9,165
Unicharm Corp.	379,723	9,152
Sekisui House Ltd.	610,035	9,097
NEC Corp.	2,795,284	8,950
Yamato Holdings Co. Ltd.	393,861	8,760
Isuzu Motors Ltd.	626,798	8,706
Daito Trust Construction Co. Ltd.	82,058	8,683
Chugai Pharmaceutical Co. Ltd.	238,757	8,682
Hankyu Hanshin Holdings Inc.	1,356,000	8,572
Aisin Seiki Co. Ltd.	211,329	8,570
Osaka Gas Co. Ltd.	2,118,548	8,471
Omron Corp.	214,410	8,435
Bank of Yokohama Ltd.	1,232,462	7,817
Yakult Honsha Co. Ltd.	117,015	7,790
NGK Insulators Ltd.	300,541	7,686
Tohoku Electric Power Co. Inc.	512,642	7,537
Makita Corp.	135,027	7,484
Dai Nippon Printing Co. Ltd.	668,513	7,447
Ricoh Co. Ltd.	751,282	7,433
Nitori Holdings Co. Ltd.	82,082	7,390
Kawasaki Heavy Industries Ltd.	1,655,357	7,249
Kikkoman Corp.	205,642	7,194
Sumitomo Metal Mining Co. Ltd.	534,149	7,187
Isetan Mitsukoshi Holdings Ltd.	390,480	7,110
* Kyushu Electric Power Co. Inc.	498,844	7,089
Shizuoka Bank Ltd.	620,859	7,002
Yamaha Motor Co. Ltd.	300,247	6,842
Kintetsu Group Holdings Co. Ltd.	1,909,927	6,807
Odakyu Electric Railway Co. Ltd.	670,362	6,708
Taisei Corp.	1,133,863	6,679
Electric Power Development Co. Ltd.	192,279	6,658
NSK Ltd.	509,436	6,566
NTT Data Corp.	135,300	6,462
Santen Pharmaceutical Co. Ltd.	427,600	6,281
^ Yahoo Japan Corp.	1,434,500	6,281
Konica Minolta Inc.	498,253	6,200
Shimizu Corp.	700,504	6,160
Toyota Tsusho Corp.	242,348	6,145
LIXIL Group Corp.	305,632	6,127
Chiba Bank Ltd.	765,129	6,090

IHI Corp.	1,526,720	6,082
Asahi Glass Co. Ltd.	1,029,115	6,046
Rohm Co. Ltd.	102,233	5,916
Minebea Co. Ltd.	376,000	5,910
Alps Electric Co. Ltd.	186,200	5,873
Suntory Beverage & Food Ltd.	135,900	5,754
^ Asics Corp.	199,532	5,735
NGK Spark Plug Co. Ltd.	215,881	5,732
Mitsubishi Motors Corp.	665,621	5,663
Nippon Paint Holdings Co. Ltd.	195,500	5,602
Obayashi Corp.	725,575	5,599
^ TOTO Ltd.	339,078	5,542
Ryohin Keikaku Co. Ltd.	25,600	5,487
Keio Corp.	649,808	5,412
Seiko Epson Corp.	300,200	5,300
Koito Manufacturing Co. Ltd.	134,555	5,277
Toppan Printing Co. Ltd.	606,872	5,271
Lawson Inc.	70,395	5,255
Tobu Railway Co. Ltd.	1,085,206	5,242
Don Quijote Holdings Co. Ltd.	122,000	5,225
NH Foods Ltd.	209,466	5,106
J Front Retailing Co. Ltd.	266,490	5,032
Chugoku Electric Power Co. Inc.	334,113	5,009
^ Casio Computer Co. Ltd.	246,872	4,936
Kobe Steel Ltd.	3,153,957	4,898
Mitsubishi Materials Corp.	1,339,508	4,849
Aozora Bank Ltd.	1,251,676	4,804
Seibu Holdings Inc.	209,244	4,792
Fukuoka Financial Group Inc.	922,041	4,758
Kyowa Hakko Kirin Co. Ltd.	290,386	4,741
Nippon Yusen KK	1,733,083	4,737
Sekisui Chemical Co. Ltd.	420,445	4,682
Bandai Namco Holdings Inc.	209,354	4,652
Daicel Corp.	338,473	4,606
Bank of Kyoto Ltd.	390,363	4,603
Nippon Express Co. Ltd.	863,925	4,585
Kajima Corp.	916,362	4,561
M3 Inc.	190,600	4,490
Nikon Corp.	376,130	4,471
Suruga Bank Ltd.	207,696	4,459
Yamaha Corp.	188,539	4,440
Oji Holdings Corp.	1,015,521	4,438
Nomura Research Institute Ltd.	106,784	4,395
^ Kuraray Co. Ltd.	372,313	4,389
Keikyu Corp.	532,531	4,384
Joyo Bank Ltd.	728,338	4,303
Shimadzu Corp.	288,596	4,291
Taiheiyo Cement Corp.	1,292,000	4,266
Hirose Electric Co. Ltd.	35,318	4,222
JTEKT Corp.	243,066	4,213
Tokyu Fudosan Holdings Corp.	543,155	4,092
Trend Micro Inc.	111,858	4,087
JGC Corp.	238,221	4,078
Nisshin Seifun Group Inc.	284,124	4,073
USS Co. Ltd.	229,660	4,047
Kansai Paint Co. Ltd.	248,442	4,044
Mitsubishi Tanabe Pharma Corp.	241,036	4,033

ANA Holdings Inc.	1,261,143	4,016
Toyo Suisan Kaisha Ltd.	105,896	4,015
Japan Airlines Co. Ltd.	105,092	3,965
Hamamatsu Photonics KK	148,244	3,873
Amada Holdings Co. Ltd.	391,893	3,851
Nissin Foods Holdings Co. Ltd.	84,447	3,815
Iyo Bank Ltd.	298,798	3,801
Credit Saison Co. Ltd.	171,875	3,800
Haseko Corp.	300,200	3,788
Brother Industries Ltd.	272,459	3,776
Teijin Ltd.	1,036,175	3,775
Shinsei Bank Ltd.	1,720,373	3,772
Hino Motors Ltd.	290,809	3,767
Mitsui Chemicals Inc.	999,190	3,757
Keisei Electric Railway Co. Ltd.	307,404	3,752
Hulic Co. Ltd.	377,900	3,749
Gunma Bank Ltd.	503,081	3,748
^ Marui Group Co. Ltd.	262,842	3,690
Hiroshima Bank Ltd.	628,000	3,680
Keihan Electric Railway Co. Ltd.	553,000	3,626
Mitsui OSK Lines Ltd.	1,205,811	3,626
Pigeon Corp.	117,500	3,588
NOK Corp.	122,456	3,582
Sony Financial Holdings Inc.	186,024	3,568
^ Yamaguchi Financial Group Inc.	263,864	3,539
Calbee Inc.	79,200	3,530
JSR Corp.	211,343	3,528
Stanley Electric Co. Ltd.	165,141	3,521
Nagoya Railroad Co. Ltd.	936,000	3,517
MISUMI Group Inc.	282,200	3,483
Alfresa Holdings Corp.	206,632	3,481
Nissan Chemical Industries Ltd.	158,400	3,469
Obic Co. Ltd.	72,700	3,455
Mabuchi Motor Co. Ltd.	57,402	3,451
Hokuhoku Financial Group Inc.	1,448,000	3,420
^ Taisho Pharmaceutical Holdings Co. Ltd.	50,323	3,391
Hachijuni Bank Ltd.	435,828	3,383
Tosoh Corp.	645,000	3,374
Seven Bank Ltd.	702,840	3,348
Tsuruha Holdings Inc.	38,000	3,336
^ Japan Airport Terminal Co. Ltd.	62,500	3,324
Toho Gas Co. Ltd.	550,518	3,297
MediPal Holdings Corp.	182,184	3,254
FamilyMart Co. Ltd.	67,065	3,252
Sohgo Security Services Co. Ltd.	72,900	3,251
Kose Corp.	33,200	3,243
^ Yaskawa Electric Corp.	270,755	3,221
Air Water Inc.	185,281	3,215
Hisamitsu Pharmaceutical Co. Inc.	87,840	3,209
Daihatsu Motor Co. Ltd.	224,557	3,190
NTN Corp.	560,000	3,182
SBI Holdings Inc.	227,306	3,157
Suzuken Co. Ltd.	88,762	3,153
Sojitz Corp.	1,342,818	3,106
Tokyo Tatemono Co. Ltd.	220,700	3,097
Hokuriku Electric Power Co.	200,234	3,086
^ AEON Financial Service Co. Ltd.	118,470	3,085

	Sumitomo Heavy Industries Ltd.	608,153	3,068
	Hitachi Metals Ltd.	205,207	3,061
	Takashimaya Co. Ltd.	318,494	3,060
	Ezaki Glico Co. Ltd.	55,600	3,048
	Iida Group Holdings Co. Ltd.	173,600	3,045
	Toho Co. Ltd.	127,833	3,023
	TonenGeneral Sekiyu KK	302,713	3,020
	Chugoku Bank Ltd.	193,309	3,020
	Shimamura Co. Ltd.	29,053	3,005
	Hakuhodo DY Holdings Inc.	266,850	2,995
^	Rinnai Corp.	41,907	2,973
	Nankai Electric Railway Co. Ltd.	584,000	2,936
	Kaken Pharmaceutical Co. Ltd.	78,000	2,919
	Sumitomo Rubber Industries Ltd.	191,990	2,903
	Mitsubishi UFJ Lease & Finance Co. Ltd.	538,240	2,896
	Otsuka Corp.	55,026	2,888
	Toyo Seikan Group Holdings Ltd.	183,573	2,855
	Yamada Denki Co. Ltd.	736,240	2,820
	Nabtesco Corp.	128,265	2,820
	Shikoku Electric Power Co. Inc.	166,644	2,812
	Kobayashi Pharmaceutical Co. Ltd.	35,600	2,800
	Sotetsu Holdings Inc.	474,000	2,794
	Kewpie Corp.	122,200	2,771
	Kurita Water Industries Ltd.	125,778	2,758
	Yokogawa Electric Corp.	242,096	2,732
	Miraca Holdings Inc.	58,985	2,725
	Fuji Electric Co. Ltd.	640,783	2,657
	Kaneka Corp.	363,995	2,632
	Zenkoku Hosho Co. Ltd.	71,700	2,613
	Nippon Shokubai Co. Ltd.	174,000	2,578
	Nomura Real Estate Holdings Inc.	128,678	2,575
	77 Bank Ltd.	394,000	2,563
	Hoshizaki Electric Co. Ltd.	42,500	2,535
	Mitsubishi Gas Chemical Co. Inc.	452,921	2,518
^	Yamazaki Baking Co. Ltd.	156,435	2,494
	THK Co. Ltd.	128,332	2,487
	Sega Sammy Holdings Inc.	197,091	2,468
	Sugi Holdings Co. Ltd.	48,200	2,463
	Dowa Holdings Co. Ltd.	256,000	2,438
^	Lion Corp.	279,000	2,407
^	Taiyo Nippon Sanso Corp.	204,500	2,398
*	Hokkaido Electric Power Co. Inc.	198,593	2,396
^	Kakaku.com Inc.	148,900	2,376
	Aeon Mall Co. Ltd.	126,255	2,368
	Sawai Pharmaceutical Co. Ltd.	38,600	2,368
	Toyo Tire & Rubber Co. Ltd.	107,800	2,366
	Yokohama Rubber Co. Ltd.	119,500	2,364
	Kamigumi Co. Ltd.	250,148	2,354
	Nishi-Nippon City Bank Ltd.	773,839	2,347
	Citizen Holdings Co. Ltd.	350,848	2,343
	Aoyama Trading Co. Ltd.	58,100	2,313
	Mitsubishi Logistics Corp.	158,831	2,311
	Benesse Holdings Inc.	84,747	2,292
*,^ Sharp Corp.		1,702,829	2,257
	DeNA Co. Ltd.	113,551	2,257
	Nippon Shinyaku Co. Ltd.	67,000	2,236
^	CyberAgent Inc.	51,500	2,223

	Ebara Corp.	483,000	2,197
	Sankyo Co. Ltd.	57,817	2,196
	Kawasaki Kisen Kaisha Ltd.	978,000	2,184
	Konami Corp.	104,049	2,171
	Sundrug Co. Ltd.	37,000	2,165
	Nippon Electric Glass Co. Ltd.	442,752	2,155
	Square Enix Holdings Co. Ltd.	85,015	2,139
	NHK Spring Co. Ltd.	198,996	2,110
	Disco Corp.	27,200	2,103
	DIC Corp.	888,000	2,098
	Nichirei Corp.	319,000	2,084
	Matsumotokiyoshi Holdings Co. Ltd.	43,000	2,076
^	Ibiden Co. Ltd.	124,783	2,065
	Izumi Co. Ltd.	44,200	2,062
^	Sumitomo Dainippon Pharma Co. Ltd.	171,938	2,057
*,^ Acom Co. Ltd.		430,300	2,052
	Nifco Inc.	47,300	2,051
	Denki Kagaku Kogyo KK	490,927	2,042
	Nishi-Nippon Railroad Co. Ltd.	411,000	2,039
	Tadano Ltd.	126,000	2,032
	Park24 Co. Ltd.	110,600	2,011
	Tokai Tokyo Financial Holdings Inc.	261,900	2,001
	Ube Industries Ltd.	1,135,936	1,993
	Idemitsu Kosan Co. Ltd.	108,192	1,985
^	Temp Holdings Co. Ltd.	48,000	1,980
	Hitachi Chemical Co. Ltd.	111,766	1,977
^	Showa Denko KK	1,591,499	1,961
^	Sumco Corp.	195,868	1,958
	Nexon Co. Ltd.	142,900	1,955
	H2O Retailing Corp.	93,100	1,952
	Seino Holdings Co. Ltd.	168,100	1,938
	Showa Shell Sekiyu KK	206,222	1,938
	Nippon Kayaku Co. Ltd.	190,000	1,926
	Rohto Pharmaceutical Co. Ltd.	107,500	1,911
	Nihon Kohden Corp.	85,400	1,895
^	Hitachi Construction Machinery Co. Ltd.	113,632	1,889
^	Nippon Paper Industries Co. Ltd.	113,548	1,867
^	Sanrio Co. Ltd.	66,850	1,860
	Azbil Corp.	78,200	1,859
	Sanwa Holdings Corp.	243,500	1,851
	Fujikura Ltd.	348,000	1,849
	Glory Ltd.	63,300	1,848
^	Maruichi Steel Tube Ltd.	71,614	1,848
	Topcon Corp.	81,100	1,822
	DMG Mori Co. Ltd.	118,300	1,817
	COMSYS Holdings Corp.	119,200	1,808
	Nisshinbo Holdings Inc.	163,000	1,806
	Toyoda Gosei Co. Ltd.	79,503	1,763
	Jafco Co. Ltd.	35,900	1,762
	San-In Godo Bank Ltd.	172,000	1,740
	Wacoal Holdings Corp.	135,000	1,724
	Hikari Tsushin Inc.	24,600	1,716
	Century Tokyo Leasing Corp.	50,400	1,715
	Start Today Co. Ltd.	53,100	1,700
	Resorttrust Inc.	68,700	1,698
	SCSK Corp.	47,400	1,695
	Takara Holdings Inc.	205,500	1,692

Ushio Inc.	137,784	1,690
Sumitomo Forestry Co. Ltd.	141,900	1,689
GS Yuasa Corp.	416,999	1,668
Zeon Corp.	171,000	1,657
OKUMA Corp.	170,000	1,654
Japan Aviation Electronics Industry Ltd.	73,000	1,621
Hitachi High-Technologies Corp.	69,480	1,616
UNY Group Holdings Co. Ltd.	233,200	1,615
House Foods Group Inc.	79,400	1,605
^ Advantest Corp.	182,087	1,590
Daishi Bank Ltd.	368,000	1,586
Sumitomo Osaka Cement Co. Ltd.	422,000	1,582
Kinden Corp.	118,431	1,581
Juroku Bank Ltd.	382,000	1,568
Nagase & Co. Ltd.	122,100	1,562
TS Tech Co. Ltd.	54,700	1,543
Shimachu Co. Ltd.	55,300	1,538
Tsumura & Co.	72,872	1,532
Awa Bank Ltd.	243,000	1,530
Taiyo Yuden Co. Ltd.	121,400	1,522
Oracle Corp. Japan	35,768	1,509
Chiyoda Corp.	187,123	1,509
Okasan Securities Group Inc.	208,000	1,484
Skylark Co. Ltd.	102,100	1,480
Shiga Bank Ltd.	278,000	1,479
^ Coca-Cola East Japan Co. Ltd.	80,100	1,479
HIS Co. Ltd.	40,400	1,474
Autobacs Seven Co. Ltd.	80,600	1,465
^ ABC-Mart Inc.	24,187	1,457
^ Mitsui Mining & Smelting Co. Ltd.	590,000	1,447
Japan Steel Works Ltd.	389,865	1,446
Daido Steel Co. Ltd.	381,087	1,444
^ K's Holdings Corp.	45,000	1,435
Toyobo Co. Ltd.	954,000	1,427
^ Ito En Ltd.	60,700	1,412
Mitsui Engineering & Shipbuilding Co. Ltd.	810,000	1,411
Musashino Bank Ltd.	35,400	1,407
Keiyo Bank Ltd.	278,000	1,401
Sapporo Holdings Ltd.	368,000	1,400
Coca-Cola West Co. Ltd.	69,324	1,397
Nipro Corp.	131,600	1,392
Tokai Rika Co. Ltd.	54,500	1,376
Higo Bank Ltd.	221,000	1,365
^ Bic Camera Inc.	119,700	1,358
^ Hitachi Capital Corp.	49,500	1,350
^ Kagome Co. Ltd.	81,100	1,338
North Pacific Bank Ltd.	299,400	1,321
Senshu Ikeda Holdings Inc.	287,700	1,312
Pola Orbis Holdings Inc.	21,200	1,300
Hyakugo Bank Ltd.	265,000	1,265
Itochu Techno-Solutions Corp.	53,632	1,256
Maeda Road Construction Co. Ltd.	68,000	1,246
Furukawa Electric Co. Ltd.	748,600	1,244
Calsonic Kansei Corp.	169,000	1,231
Kagoshima Bank Ltd.	180,000	1,231
Lintec Corp.	56,600	1,225
Toyota Boshoku Corp.	66,909	1,214

^	Cosmos Pharmaceutical Corp.	9,400	1,211
	SCREEN Holdings Co. Ltd.	229,000	1,200
	Capcom Co. Ltd.	54,400	1,193
	Toda Corp.	259,000	1,186
*,^ Japan Display Inc.		380,700	1,186
	Hokkoku Bank Ltd.	325,000	1,184
	Nisshin Steel Co. Ltd.	98,800	1,144
	NTT Urban Development Corp.	116,200	1,142
*	Cosmo Oil Co. Ltd.	699,046	1,132
	Yamato Kogyo Co. Ltd.	47,117	1,109
^	Anritsu Corp.	147,500	1,059
*,^ Aiful Corp.		306,800	1,056
	Matsui Securities Co. Ltd.	115,300	1,055
	Nissan Shatai Co. Ltd.	82,500	1,050
	Japan Petroleum Exploration Co. Ltd.	33,079	1,037
^	Shochiku Co. Ltd.	122,000	1,002
	Nippo Corp.	56,000	986
	Hyakujushi Bank Ltd.	292,000	982
^	Onward Holdings Co. Ltd.	149,000	968
	KYORIN Holdings Inc.	49,200	961
	Nanto Bank Ltd.	284,000	959
*,^ COLOPL Inc.		49,000	952
	Rengo Co. Ltd.	244,000	947
	Heiwa Corp.	42,800	940
	Canon Marketing Japan Inc.	56,800	897
	Kissei Pharmaceutical Co. Ltd.	35,500	871
	FP Corp.	26,600	859
	Hitachi Transport System Ltd.	46,700	842
	Mochida Pharmaceutical Co. Ltd.	14,400	799
	Nippon Television Holdings Inc.	41,800	790
	Exedy Corp.	31,700	785
	Komeri Co. Ltd.	32,000	771
^	Fukuyama Transporting Co. Ltd.	149,000	767
	Asatsu-DK Inc.	33,900	761
	SKY Perfect JSAT Holdings Inc.	151,000	760
	Toshiba TEC Corp.	141,000	739
	Kandenko Co. Ltd.	112,000	734
*,^ Orient Corp.		397,900	731
	KYB Co. Ltd.	207,000	704
	NS Solutions Corp.	17,500	690
	Tokyo Broadcasting System Holdings Inc.	40,900	598
	Toppan Forms Co. Ltd.	43,300	588
^	Gree Inc.	99,679	587
	Shinko Electric Industries Co. Ltd.	72,400	540
	Daikyo Inc.	315,000	533
	PanaHome Corp.	80,000	505
	Fuji Media Holdings Inc.	37,500	484
	Sumitomo Real Estate Sales Co. Ltd.	15,300	409
^	Takata Corp.	37,900	384
	TV Asahi Holdings Corp.	23,500	368
	Mitsubishi Shokuhin Co. Ltd.	15,900	353
*,^ Aplus Financial Co. Ltd.		91,000	99
			3,603,625
New Zealand (0.4%)
	Fletcher Building Ltd.	735,230	3,841
	Spark New Zealand Ltd.	1,949,029	3,805
	Auckland International Airport Ltd.	954,566	3,405

	Fisher & Paykel Healthcare Corp. Ltd.	578,178	2,863
	Ryman Healthcare Ltd.	439,918	2,438
	SKYCITY Entertainment Group Ltd.	630,340	1,841
	SKY Network Television Ltd.	418,586	1,691
	Mighty River Power Ltd.	751,079	1,369
	Contact Energy Ltd.	392,227	1,282
	Kiwi Property Group Ltd.	1,384,967	1,261
*	Xero Ltd.	95,552	1,117
	Air New Zealand Ltd.	552,910	963
	Vector Ltd.	266,439	584
	Warehouse Group Ltd.	148,408	252
			26,712
Singapore (3.3%)
	DBS Group Holdings Ltd.	1,911,179	28,269
	Oversea-Chinese Banking Corp. Ltd.	3,379,291	25,457
	Singapore Telecommunications Ltd.	7,851,609	23,408
	United Overseas Bank Ltd.	1,289,367	20,968
	Keppel Corp. Ltd.	1,528,858	8,346
	CapitaLand Ltd.	2,721,958	6,426
*	Global Logistic Properties Ltd.	3,275,273	5,510
	Wilmar International Ltd.	2,248,303	5,248
	Singapore Press Holdings Ltd.	1,707,017	5,206
	Singapore Exchange Ltd.	879,260	5,136
	ComfortDelGro Corp. Ltd.	2,186,880	4,813
	City Developments Ltd.	637,213	4,353
	Singapore Airlines Ltd.	540,626	4,254
	Genting Singapore plc	6,524,197	4,185
	CapitaLand Mall Trust	2,793,112	4,086
	Singapore Technologies Engineering Ltd.	1,664,455	3,976
	Ascendas REIT	2,110,694	3,721
	Hutchison Port Holdings Trust	5,424,639	3,252
	Suntec REIT	2,563,400	3,192
	Jardine Cycle & Carriage Ltd.	118,690	2,567
	Sembcorp Industries Ltd.	956,520	2,497
	UOL Group Ltd.	496,217	2,436
	CapitaLand Commercial Trust	2,133,800	2,220
	Singapore Post Ltd.	1,532,900	2,184
	Yangzijiang Shipbuilding Holdings Ltd.	2,218,710	2,085
	StarHub Ltd.	626,067	1,751
^	Sembcorp Marine Ltd.	885,166	1,689
	Noble Group Ltd.	4,917,204	1,630
	Golden Agri-Resources Ltd.	6,891,263	1,586
	Venture Corp. Ltd.	265,100	1,517
^	SMRT Corp. Ltd.	752,000	761
	M1 Ltd.	320,500	731
^	Olam International Ltd.	521,600	699
*,^ Neptune Orient Lines Ltd.		969,000	661
	SIA Engineering Co. Ltd.	239,900	632
^	Wing Tai Holdings Ltd.	415,200	570
	Frasers Centrepoint Ltd.	418,200	511
^	Yanlord Land Group Ltd.	717,000	504
^	COSCO Corp. Singapore Ltd.	1,089,601	309
^	Fraser and Neave Ltd.	176,000	304
	Indofood Agri Resources Ltd.	462,900	197
			197,847

South Korea (9.3%)
	Samsung Electronics Co. Ltd.	115,124	115,669
	Hyundai Motor Co.	164,554	20,767
	SK Hynix Inc.	572,140	18,086
	Shinhan Financial Group Co. Ltd.	488,450	17,532
	POSCO	79,517	13,259
	Hyundai Mobis Co. Ltd.	71,905	13,100
	KB Financial Group Inc.	414,544	13,020
	NAVER Corp.	28,772	12,853
	KT&G Corp.	129,634	12,185
	Amorepacific Corp.	33,873	11,891
	Korea Electric Power Corp.	274,724	11,886
	Kia Motors Corp.	277,495	10,337
	LG Chem Ltd.	46,931	10,007
	Samsung Fire & Marine Insurance Co. Ltd.	41,683	9,903
	Hana Financial Group Inc.	313,217	7,795
	Samsung Life Insurance Co. Ltd.	84,224	7,701
	Samsung SDS Co. Ltd.	30,709	7,666
	SK Telecom Co. Ltd.	35,617	7,585
	LG Household & Health Care Ltd.	10,035	7,274
	Samsung C&T Corp.	133,517	6,471
	SK C&C Co. Ltd.	23,935	6,236
	SK Innovation Co. Ltd.	65,481	5,543
	AMOREPACIFIC Group	32,534	5,398
	Coway Co. Ltd.	59,791	4,977
	SK Holdings Co. Ltd.	27,693	4,914
*,^ Celltrion Inc.		73,209	4,870
	Korea Zinc Co. Ltd.	11,354	4,753
	LG Corp.	96,278	4,750
	LG Display Co. Ltd.	241,874	4,591
	E-Mart Co. Ltd.	22,433	4,578
	Korea Aerospace Industries Ltd.	53,341	4,442
	Kangwon Land Inc.	121,231	4,417
	Samsung SDI Co. Ltd.	59,027	4,315
	Orion Corp.	4,219	4,159
	Hyundai Steel Co.	82,991	4,135
*	Cheil Industries Inc.	28,648	4,096
	CJ Corp.	15,449	4,028
	Hyundai Development Co-Engineering & Construction	67,135	4,027
	LG Electronics Inc.	115,872	4,025
	Hyundai Heavy Industries Co. Ltd.	47,244	3,919
	Hotel Shilla Co. Ltd.	34,954	3,759
^	Daum Kakao Corp.	34,401	3,552
	Lotte Chemical Corp.	15,735	3,500
	Hyundai Glovis Co. Ltd.	19,826	3,298
	Hyosung Corp.	26,128	3,171
	Industrial Bank of Korea	265,632	3,137
	BNK Financial Group Inc.	266,723	3,129
	NCSoft Corp.	15,872	2,972
	Samsung Securities Co. Ltd.	64,423	2,884
*	KT Corp.	110,262	2,882
	CJ CheilJedang Corp.	7,988	2,803
	Samsung Electro-Mechanics Co. Ltd.	60,109	2,784
	Hankook Tire Co. Ltd.	79,796	2,774
	KCC Corp.	6,302	2,632
*	Woori Bank	319,276	2,604
	Lotte Shopping Co. Ltd.	12,068	2,600

	Dongbu Insurance Co. Ltd.	52,259	2,466
	Daewoo Securities Co. Ltd.	198,317	2,444
	S-Oil Corp.	44,696	2,387
	Hanwha Corp.	56,235	2,281
	KEPCO Plant Service & Engineering Co. Ltd.	22,694	2,277
	LG Uplus Corp.	229,551	2,265
	Korea Investment Holdings Co. Ltd.	43,051	2,261
^	Samsung Heavy Industries Co. Ltd.	189,665	2,242
	Hyundai Engineering & Construction Co. Ltd.	76,623	2,240
	GS Holdings Corp.	54,439	2,099
	Hyundai Department Store Co. Ltd.	16,664	2,083
	Yuhan Corp.	8,382	1,935
	Daelim Industrial Co. Ltd.	28,866	1,831
	Hyundai Marine & Fire Insurance Co. Ltd.	65,111	1,762
	Hanwha Life Insurance Co. Ltd.	232,558	1,649
	S-1 Corp.	22,828	1,643
	Hyundai Wia Corp.	17,666	1,594
^	OCI Co. Ltd.	19,311	1,592
	Hanwha Chemical Corp.	86,722	1,529
	Lotte Confectionery Co. Ltd.	899	1,496
*	Cheil Worldwide Inc.	91,446	1,493
	DGB Financial Group Inc.	156,659	1,490
	Hyundai Securities Co. Ltd.	193,476	1,413
^	Hanwha Techwin Co. Ltd.	42,100	1,373
	Shinsegae Co. Ltd.	7,376	1,311
	Woori Investment & Securities Co. Ltd.	138,645	1,279
*,^ Daewoo Engineering & Construction Co. Ltd.		214,018	1,258
	Lotte Chilsung Beverage Co. Ltd.	649	1,243
	Samsung Card Co. Ltd.	37,536	1,237
*,^ CJ Korea Express Co. Ltd.		7,651	1,121
*	Korean Air Lines Co. Ltd.	37,001	1,107
	Halla Visteon Climate Control Corp.	35,421	1,099
	Korea Gas Corp.	30,193	1,086
^	Paradise Co. Ltd.	51,707	1,046
*	GS Engineering & Construction Corp.	46,245	1,026
	Mirae Asset Securities Co. Ltd.	26,844	1,005
	SK Networks Co. Ltd.	161,555	1,004
^	Kumho Petrochemical Co. Ltd.	18,927	976
^	LG Hausys Ltd.	6,436	972
	NongShim Co. Ltd.	3,581	951
*	Doosan Infracore Co. Ltd.	144,755	939
	Doosan Heavy Industries & Construction Co. Ltd.	52,806	898
	Daewoo International Corp.	48,751	863
*,^ NHN Entertainment Corp.		17,385	843
*,^ Samsung Engineering Co. Ltd.		31,228	774
^	Mando Corp.	7,210	686
	Doosan Corp.	7,522	658
*,^ Hanjin Shipping Co. Ltd.		152,046	656
	SKC Co. Ltd.	20,930	636
	LS Corp.	18,265	609
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	99,134	588
	Samsung Fine Chemicals Co. Ltd.	19,559	573
^	Hite Jinro Co. Ltd.	29,734	568
^	Hyundai Mipo Dockyard Co. Ltd.	10,942	507
*,^ Hyundai Merchant Marine Co. Ltd.		85,890	458
^	KEPCO Engineering & Construction Co. Inc.	13,958	336
			549,799

Total Common Stocks (Cost $6,673,570)				5,919,362
	Coupon
Temporary Cash Investments (1.8%)[1]
Money Market Fund (1.8%)
[3,4] Vanguard Market Liquidity Fund	0.152%		106,488,985	106,489

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
5 Federal Home Loan Bank Discount Notes	0.105%	8/3/15	200	200
[5,6,7]Federal Home Loan Bank Discount Notes	0.090%	8/21/15	2,000	2,000
5 Federal Home Loan Bank Discount Notes	0.069%	8/26/15	100	100
				2,300
Total Temporary Cash Investments (Cost $108,789)				108,789
Total Investments (101.6%) (Cost $6,782,359)				6,028,151
Other Assets and Liabilities-Net (-1.6%)[4]				(97,753)
Net Assets (100%)				5,930,398

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $96,574,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $103,020,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $600,000 have been segregated as initial margin for open futures contracts.
7 Securities with a value of $547,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Pacific Stock Index Fund

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	708	5,913,740	4,914
Temporary Cash Investments	106,489	2,300	—
Futures Contracts—Assets[1]	55	—	—
Futures Contracts—Liabilities[1]	(9)	—	—
Forward Currency Contracts—Assets	—	463	—
Forward Currency Contracts—Liabilities	—	(1,034)	—
Total	107,243	5,915,469	4,914
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Pacific Stock Index Fund

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Topix Index	September 2015	42	5,628	217
S&P ASX 200 Index	September 2015	39	4,046	265
KOSPI 200 Index	September 2015	19	1,976	—
				482

At July 31, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	9/15/15	JPY	3,518,357	USD	28,690	(284)
Toronto-Dominion Securities	9/22/15	AUD	14,126	USD	10,908	(613)
Citibank, N.A.	9/15/15	KRW	2,270,250	USD	2,025	(87)

Pacific Stock Index Fund

BNP Paribas	9/22/15	AUD	1,370	USD	1,043	(44)
Morgan Stanley Capital
Services LLC	9/15/15	KRW	127,750	USD	115	(6)
UBS AG	9/15/15	USD	16,981	JPY	2,097,960	43
UBS AG	9/22/15	USD	7,933	AUD	10,379	369
Goldman Sachs International	9/15/15	USD	6,180	JPY	759,050	51
						(571)
AUD—Australian dollar.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.

E. At July 31, 2015, the cost of investment securities for tax purposes was $6,796,951,000. Net unrealized depreciation of investment securities for tax purposes was $768,800,000, consisting of unrealized gains of $667,771,000 on securities that had risen in value since their purchase and $1,436,571,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard European Stock Index Fund

Schedule of Investments
As of July 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Austria (0.3%)
* Erste Group Bank AG	712,282	21,322
voestalpine AG	275,134	11,790
ANDRITZ AG	179,196	10,004
OMV AG	350,323	9,325
* IMMOFINANZ AG	2,394,133	5,872
* Raiffeisen Bank International AG	306,109	4,460
Vienna Insurance Group AG Wiener Versicherung Gruppe	93,121	3,209
^ Verbund AG	160,533	2,485
Telekom Austria AG	178,691	1,207
		69,674
Belgium (2.0%)
Anheuser-Busch InBev NV	1,964,871	234,195
KBC Groep NV	677,044	47,145
UCB SA	301,274	23,307
Delhaize Group	248,697	22,432
Ageas	500,257	20,563
Solvay SA Class A	138,676	18,533
Groupe Bruxelles Lambert SA	191,716	15,815
Proximus	340,339	12,811
Umicore SA	269,353	11,795
RTL Group SA	94,822	8,621
Colruyt SA	161,337	7,826
bpost SA	237,412	6,713
* Telenet Group Holding NV	115,865	6,535
		436,291
Denmark (2.7%)
Novo Nordisk A/S Class B	4,547,276	268,490
Danske Bank A/S	1,933,034	60,296
Pandora A/S	273,247	30,707
Vestas Wind Systems A/S	545,125	29,775
Novozymes A/S	550,516	28,705
AP Moeller - Maersk A/S Class B	16,247	27,658
Carlsberg A/S Class B	258,689	22,522
AP Moeller - Maersk A/S Class A	11,084	18,293
Coloplast A/S Class B	244,730	17,644
TDC A/S	1,957,953	14,767
DSV A/S	423,793	14,481
ISS A/S	393,278	13,536
Chr Hansen Holding A/S	206,625	11,393
* Jyske Bank A/S	175,070	9,131
Tryg A/S	301,315	6,075
* William Demant Holding A/S	59,665	4,542
* H Lundbeck A/S	139,524	3,298
		581,313
Finland (1.3%)
Nokia Oyj	9,212,400	64,979
Sampo Oyj Class A	1,155,774	57,091
Kone Oyj Class B	944,486	39,545

UPM-Kymmene Oyj	1,301,637	23,989
Fortum Oyj	1,085,591	19,075
Wartsila OYJ Abp	383,589	17,619
Stora Enso Oyj	1,427,845	13,406
^ Orion Oyj Class B	242,462	10,112
Nokian Renkaat Oyj	328,089	9,851
^ Metso Oyj	341,728	9,383
Neste Oyj	311,937	8,684
Kesko Oyj Class B	163,881	6,365
		280,099
France (14.2%)
Sanofi	2,781,258	299,048
TOTAL SA	5,064,550	250,995
BNP Paribas SA	2,401,229	156,370
AXA SA	4,736,947	124,733
LVMH Moet Hennessy Louis Vuitton SE	615,489	115,228
Airbus Group SE	1,359,668	96,476
Schneider Electric SE	1,357,622	94,720
Danone SA	1,369,785	92,746
Societe Generale SA	1,767,663	86,785
Vivendi SA	2,866,548	75,428
Vinci SA	1,141,722	73,190
Orange SA	4,424,738	72,624
Engie	3,492,440	67,054
L'Oreal SA	351,991	65,784
Air Liquide SA	502,843	65,396
Essilor International SA	490,440	62,773
Pernod Ricard SA	481,821	57,757
Cie de Saint-Gobain	1,106,682	52,422
Safran SA	683,901	51,711
Carrefour SA	1,361,671	46,796
Cie Generale des Etablissements Michelin	458,554	44,965
Air Liquide SA-PRIM	337,631	43,910
L'Oreal SA Loyalty Line	232,325	43,419
Legrand SA	652,618	40,157
Renault SA	425,858	39,177
Cap Gemini SA	381,767	36,473
Publicis Groupe SA	479,790	36,311
Kering	182,831	35,248
Credit Agricole SA	2,017,253	31,744
Christian Dior SE	126,877	26,272
Veolia Environnement SA	1,151,349	25,701
* Alcatel-Lucent	6,763,743	25,635
Valeo SA	190,192	25,363
Accor SA	494,243	24,279
Dassault Systemes	309,810	23,369
Hermes International	58,650	22,823
SES SA	725,123	22,449
Sodexo SA	220,665	20,584
Klepierre	424,872	19,324
* Peugeot SA	942,661	18,874
Ingenico Group	131,723	17,285
Natixis SA	2,308,661	16,948
Bouygues SA	458,296	16,872
Thales SA	246,090	16,673
Atos	217,301	16,562
Groupe Eurotunnel SE	1,132,330	16,274

*	Alstom SA	530,064	15,577
	Suez Environnement Co.	804,928	15,433
	Technip SA	261,944	14,918
	Bureau Veritas SA	636,464	14,880
	Zodiac Aerospace	476,990	14,222
	SCOR SE	359,879	13,797
*	Numericable-SFR SAS	250,667	13,691
	Iliad SA	56,857	13,497
	Arkema SA	172,369	13,424
	Bollore SA	2,360,291	13,060
	Edenred	506,013	12,626
	Eutelsat Communications SA	408,351	12,442
	Electricite de France SA	521,436	12,422
	STMicroelectronics NV	1,559,868	12,164
	Societe BIC SA	66,152	11,340
	Rexel SA	697,388	10,990
	Gecina SA	82,506	10,550
	Casino Guichard Perrachon SA	139,244	10,339
	Wendel SA	75,558	10,054
	Lagardere SCA	287,619	8,598
	Aeroports de Paris	69,020	8,274
	Credit Agricole SA Loyalty Line	497,173	7,824
	Fonciere Des Regions	86,797	7,492
^	JCDecaux SA	190,758	7,306
	CNP Assurances	392,730	6,601
	SEB SA	65,264	6,579
	Eurazeo SA	99,479	6,462
	ICADE	86,754	6,433
	Eiffage SA	102,319	6,152
	Imerys SA	78,395	5,903
	Ipsen SA	78,491	5,041
	Vallourec SA	298,450	4,897
	BioMerieux	39,486	4,583
	Societe Television Francaise 1	242,701	4,179
^	Remy Cointreau SA	57,386	4,082
	Euler Hermes Group	34,185	3,570
	Electricite de France SA Loyalty Line	122,442	2,917
*,^ Air France-KLM		375,003	2,682
			3,069,728
Germany (13.3%)
	Bayer AG	2,036,382	300,808
	Daimler AG	2,347,854	210,019
	Siemens AG	1,911,835	204,670
	BASF SE	2,266,552	195,601
	Allianz SE	1,118,218	183,322
	SAP SE	2,196,782	157,514
*	Deutsche Telekom AG	7,650,703	138,380
	Deutsche Bank AG	3,382,651	119,249
	Linde AG	454,736	85,996
	Bayerische Motoren Werke AG	797,835	80,095
	Volkswagen AG Preference Shares	377,059	75,567
	Deutsche Post AG	2,338,139	70,688
	Fresenius SE & Co. KGaA	962,160	66,399
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	352,642	64,884
	E.ON SE	4,554,274	60,097
	Continental AG	264,869	59,240
	Henkel AG & Co. KGaA Preference Shares	426,110	50,588

	Fresenius Medical Care AG & Co. KGaA	516,688	42,171
	Deutsche Boerse AG	452,609	41,122
	adidas AG	500,971	40,997
*	Commerzbank AG	2,553,611	33,119
	Merck KGaA	318,353	32,395
	Infineon Technologies AG	2,751,036	30,844
	Henkel AG & Co. KGaA	286,411	28,920
	Porsche Automobil Holding SE Preference Shares	374,658	28,193
	ProSiebenSat.1 Media SE	518,126	26,536
	ThyssenKrupp AG	1,037,849	26,367
	HeidelbergCement AG	344,748	26,303
	RWE AG	1,183,809	24,659
	Beiersdorf AG	247,567	21,168
	Brenntag AG	377,516	21,003
	Deutsche Wohnen AG	823,314	20,374
	Symrise AG	299,215	19,916
	K&S AG	463,296	19,022
	HUGO BOSS AG	156,648	18,897
	GEA Group AG	439,995	18,645
	Hannover Rueck SE	152,869	16,214
*	QIAGEN NV	577,950	16,186
	Volkswagen AG	72,616	14,685
	United Internet AG	289,314	14,313
	LANXESS AG	223,356	12,894
	METRO AG	402,985	12,725
	OSRAM Licht AG	211,747	12,052
	Wirecard AG	291,945	11,571
	MTU Aero Engines AG	125,771	11,556
	Evonik Industries AG	263,444	10,562
*,2 Zalando SE		265,536	9,058
	MAN SE	86,609	9,037
	Telefonica Deutschland Holding AG	1,294,705	8,046
*	Deutsche Lufthansa AG	564,885	7,669
*	Kabel Deutschland Holding AG	55,258	7,501
	Fuchs Petrolub SE Preference Shares	166,887	7,257
	Fraport AG Frankfurt Airport Services Worldwide	99,554	6,541
	HOCHTIEF AG	68,131	5,950
	Axel Springer SE	99,495	5,571
	Fielmann AG	61,075	4,039
	Wacker Chemie AG	36,162	3,632
*	Hella KGaA Hueck & Co.	75,872	3,596
*	Celesio AG	118,179	3,444
	FUCHS PETROLUB SE	83,519	3,339
^	Suedzucker AG	191,520	3,160
	Talanx AG	88,278	2,827
	Puma SE	6,037	1,145
			2,868,338
Greece (0.1%)
	Hellenic Telecommunications Organization SA	570,928	4,735
	OPAP SA	514,100	4,077
*	National Bank of Greece SA	3,601,448	3,795
*	Alpha Bank AE	9,231,546	2,698
*	Piraeus Bank SA	4,830,637	1,754
			17,059
Ireland (0.4%)
*	Bank of Ireland	67,866,710	28,524

	Kerry Group plc Class A	360,651	27,383
	Ryanair Holdings plc ADR	267,916	19,856
	Smurfit Kappa Group plc	566,330	16,995
*,^ Irish Bank Resolution Corp. Ltd.		2,503,596	—
			92,758
Italy (3.7%)
	Intesa Sanpaolo SPA (Registered)	29,553,948	113,595
	Eni SPA	6,045,686	105,790
	Enel SPA	16,859,955	79,322
	UniCredit SPA	11,808,735	78,227
	Assicurazioni Generali SPA	3,096,688	60,953
*	Telecom Italia SPA (Registered)	25,557,435	33,780
*	Fiat Chrysler Automobiles NV	2,148,119	33,700
	Luxottica Group SPA	431,918	31,293
	Atlantia SPA	992,769	26,494
	Snam SPA	5,287,279	25,964
	CNH Industrial NV	2,243,597	20,056
	Unione di Banche Italiane SCpA	2,112,286	17,119
	Terna Rete Elettrica Nazionale SPA	3,458,249	16,117
	Telecom Italia SPA (Bearer)	14,923,258	15,462
*	Banco Popolare SC	871,369	15,091
	Tenaris SA	1,171,867	14,774
	Mediobanca SPA	1,346,878	14,643
	Pirelli & C. SPA	812,465	13,471
*	Finmeccanica SPA	934,408	13,452
	EXOR SPA	249,609	12,561
	Prysmian SPA	522,378	11,985
	Banca Monte dei Paschi di Siena SPA	5,961,376	11,795
	Mediaset SPA	1,849,270	9,367
	Enel Green Power SPA	3,766,755	7,822
	UnipolSai SPA	2,773,620	7,209
	Davide Campari-Milano SPA	752,627	6,017
*,^ Saipem SPA		615,895	5,373
	Mediolanum SPA	639,562	5,112
^	Salvatore Ferragamo SPA	111,155	3,515
	Parmalat SPA	898,091	2,363
			812,422
Netherlands (4.5%)
	Unilever NV	3,821,346	171,376
	ING Groep NV	9,490,074	161,304
	ASML Holding NV	797,074	79,276
	Unibail-Rodamco SE	242,637	64,613
	Koninklijke Philips NV	2,235,478	62,185
	Koninklijke Ahold NV	2,199,587	43,781
	Akzo Nobel NV	595,433	42,578
	Heineken NV	536,560	42,231
	RELX NV	2,316,110	38,610
	Aegon NV	4,674,565	35,931
	Koninklijke KPN NV	7,665,078	30,324
*	Altice SA	230,785	29,120
	Koninklijke DSM NV	428,674	24,450
	Wolters Kluwer NV	729,794	24,177
	ArcelorMittal	2,446,628	22,206
	Randstad Holding NV	267,415	18,294
	Gemalto NV	195,252	16,774
	Heineken Holding NV	240,963	16,744

	NN Group NV	496,121	15,314
	TNT Express NV	1,182,634	9,907
	Boskalis Westminster NV	190,182	9,301
	Koninklijke Vopak NV	164,052	8,579
*	OCI NV	194,149	6,522
*,2 GrandVision NV		122,787	2,999
			976,596
Norway (1.0%)
	DNB ASA	2,633,564	42,890
	Statoil ASA	2,359,035	39,839
	Telenor ASA	1,699,957	37,292
	Yara International ASA	435,309	21,667
	Orkla ASA	1,927,014	15,388
	Norsk Hydro ASA	3,253,305	12,123
	Marine Harvest ASA	764,995	9,443
^	Seadrill Ltd.	873,709	7,848
	Schibsted ASA Class A	196,150	6,834
	Gjensidige Forsikring ASA	414,743	6,649
*	Schibsted ASA Class B	196,269	6,415
*	Subsea 7 SA	653,775	5,712
			212,100
Portugal (0.2%)
	EDP - Energias de Portugal SA	4,719,419	17,462
	Galp Energia SGPS SA	949,367	11,017
	Jeronimo Martins SGPS SA	591,918	8,799
*	Banco Comercial Portugues SA	90,742,918	6,964
	EDP Renovaveis SA	494,685	3,620
*	Banco Espirito Santo SA	8,371,877	50
			47,912
Spain (5.2%)
*	Banco Santander SA	35,086,603	241,736
	Telefonica SA	10,534,502	161,202
	Banco Bilbao Vizcaya Argentaria SA	15,405,386	155,670
	Iberdrola SA	13,328,843	94,054
	Industria de Diseno Textil SA	2,604,399	89,137
	Amadeus IT Holding SA	1,021,755	44,512
*	Repsol SA	2,565,608	43,161
*	Banco de Sabadell SA	11,029,808	25,106
*	Ferrovial SA	995,858	24,180
	CaixaBank SA	4,909,799	21,865
	Red Electrica Corp. SA	266,235	21,298
	Grifols SA	406,937	17,980
	Banco Popular Espanol SA	3,777,353	17,305
*,2 Aena SA		156,182	17,237
	Abertis Infraestructuras SA	1,012,715	16,564
	Endesa SA	787,080	16,557
	Gas Natural SDG SA	747,402	16,255
	Enagas SA	561,699	15,796
	Bankia SA	11,349,804	14,980
*	ACS Actividades de Construccion y Servicios SA	422,318	14,149
	Bankinter SA	1,676,763	12,969
	Distribuidora Internacional de Alimentacion SA	1,607,123	10,056
	Mapfre SA	2,473,188	7,935
	Mediaset Espana Comunicacion SA	441,862	5,552
	Acciona SA	66,006	5,327
	Zardoya Otis SA	434,511	4,762

*,^ Acerinox SA		323,071	3,932
	Corp Financiera Alba SA	44,125	2,065
			1,121,342
Sweden (4.4%)
	Nordea Bank AB	7,800,813	96,975
	Hennes & Mauritz AB Class B	2,330,912	92,679
	Telefonaktiebolaget LM Ericsson Class B	7,330,641	78,402
	Swedbank AB Class A	2,566,268	60,030
*	Svenska Handelsbanken AB Class A	3,532,424	53,956
*	Assa Abloy AB Class B	2,314,296	46,840
	Volvo AB Class B	3,752,692	44,372
	Skandinaviska Enskilda Banken AB Class A	3,581,849	43,134
	Investor AB Class B	1,113,448	42,873
*	Atlas Copco AB Class A	1,520,477	41,505
	Svenska Cellulosa AB SCA Class B	1,419,409	40,448
	TeliaSonera AB	6,352,148	38,644
	Sandvik AB	2,646,123	26,723
*	Atlas Copco AB Class B	956,559	23,462
	Hexagon AB Class B	627,679	20,286
	SKF AB	1,026,748	20,074
	Skanska AB Class B	891,104	18,730
	Investment AB Kinnevik	502,898	16,080
	Electrolux AB Class B	547,198	15,714
	Swedish Match AB	477,387	14,614
	Alfa Laval AB	762,258	14,025
	Boliden AB	672,289	12,433
	Getinge AB	449,987	11,043
	Meda AB Class A	661,198	10,804
	Securitas AB Class B	742,893	10,646
	Trelleborg AB Class B	585,256	10,107
	Industrivarden AB Class A	472,446	9,328
	Tele2 AB	762,944	7,947
*	Lundin Petroleum AB	528,881	7,674
	Industrivarden AB	396,906	7,494
	Husqvarna AB	896,388	6,538
	Elekta AB Class B	843,644	5,604
	Holmen AB	117,159	3,342
	Melker Schorling AB	37,028	1,992
			954,518
Switzerland (14.4%)
	Nestle SA	7,850,956	594,704
	Novartis AG	5,256,730	546,141
	Roche Holding AG	1,730,076	499,093
	UBS Group AG	8,650,222	198,834
	Credit Suisse Group AG	3,851,957	113,335
	ABB Ltd.	5,544,302	112,573
	Zurich Insurance Group AG	367,191	111,752
	Cie Financiere Richemont SA	1,255,024	108,263
	Syngenta AG	225,595	92,993
	Swiss Re AG	841,922	75,774
	Givaudan SA	22,907	42,620
	LafargeHolcim Ltd. (XVTX)	564,803	39,294
	Actelion Ltd.	251,665	37,179
	Adecco SA	405,949	33,842
	Swisscom AG	56,384	32,773
	Swatch Group AG (Bearer)	75,242	32,398

Geberit AG	92,618	32,009
Julius Baer Group Ltd.	534,289	29,552
LafargeHolcim Ltd. (XPAR)	395,364	27,381
SGS SA	12,694	24,236
Sika AG	5,114	18,527
Swiss Life Holding AG	78,399	18,514
Lonza Group AG	126,253	18,283
Sonova Holding AG	127,189	18,103
* Dufry AG	127,884	17,759
Schindler Holding AG	108,833	17,521
Kuehne & Nagel International AG	122,223	16,873
Chocoladefabriken Lindt & Sprungli AG (Registered Shares)	241	16,094
Partners Group Holding AG	44,053	14,742
Baloise Holding AG	114,723	14,622
Galenica AG	12,181	13,878
Clariant AG	661,661	13,193
Chocoladefabriken Lindt & Sprungli AG (Participation Certificates)	2,257	12,713
Swiss Prime Site AG	158,039	12,594
^ Transocean Ltd.	851,047	11,489
Aryzta AG	208,467	10,586
Swatch Group AG (Registered)	116,110	9,526
PSP Swiss Property AG	99,342	8,917
EMS-Chemie Holding AG	17,898	8,722
GAM Holding AG	410,776	8,592
Schindler Holding AG (Registered)	51,041	8,281
Helvetia Holding AG	14,195	7,801
Sulzer AG	54,883	5,639
Barry Callebaut AG	4,986	5,578
DKSH Holding AG	63,715	4,779
Banque Cantonale Vaudoise	7,012	4,543
Pargesa Holding SA	66,775	4,486
		3,107,101
United Kingdom (31.8%)
HSBC Holdings plc	48,058,661	435,486
BP plc	44,893,655	277,183
British American Tobacco plc	4,588,549	272,474
GlaxoSmithKline plc	11,947,086	259,775
Vodafone Group plc	65,445,926	247,289
Royal Dutch Shell plc Class A	7,840,528	225,244
AstraZeneca plc	3,098,944	208,721
Barclays plc	41,221,128	185,630
Lloyds Banking Group plc	141,710,724	184,535
Royal Dutch Shell plc Class B	6,028,560	175,117
Diageo plc	6,190,251	173,655
Reckitt Benckiser Group plc	1,566,327	150,376
BT Group plc	20,571,529	149,179
Prudential plc	6,266,446	147,432
BG Group plc	8,362,509	142,636
Unilever plc	2,957,589	134,091
Shire plc	1,444,708	128,373
Imperial Tobacco Group plc	2,366,637	124,278
National Grid plc	9,275,604	123,454
SABMiller plc	2,321,236	121,884
Rio Tinto plc	3,066,569	119,020
BHP Billiton plc	5,176,467	95,481
Glencore plc	26,210,875	85,022
Aviva plc	9,951,590	80,784

Standard Chartered plc	5,137,824	78,613
WPP plc	3,224,030	74,058
Tesco plc	19,974,436	67,272
Compass Group plc	4,100,928	65,631
Legal & General Group plc	14,602,069	59,386
BAE Systems plc	7,782,976	58,289
SSE plc	2,427,771	57,436
Rolls-Royce Holdings plc	4,526,654	56,114
ARM Holdings plc	3,469,524	54,441
Centrica plc	12,225,357	50,860
Royal Dutch Shell plc Class A (Amsterdam Shares)	1,744,065	50,162
RELX plc	2,780,311	48,532
Sky plc	2,575,363	45,840
Experian plc	2,435,151	45,628
Next plc	361,364	45,084
Associated British Foods plc	858,965	43,237
Wolseley plc	646,439	42,918
Smith & Nephew plc	2,203,026	40,898
Anglo American plc London Shares	3,200,234	40,445
ITV plc	9,205,160	40,342
Old Mutual plc	12,015,749	39,741
Land Securities Group plc	1,932,056	39,151
Pearson plc	1,997,914	37,469
Whitbread plc	443,341	35,926
Marks & Spencer Group plc	4,048,650	34,380
Standard Life plc	4,799,703	33,985
CRH plc (XDUB)	1,135,535	33,634
Capita plc	1,629,960	33,165
Kingfisher plc	5,820,291	32,780
British Land Co. plc	2,488,027	32,665
London Stock Exchange Group plc	767,050	31,266
* Royal Bank of Scotland Group plc	5,295,565	28,247
Burberry Group plc	1,086,016	27,280
CRH plc (XLON)	853,302	25,390
Carnival plc	447,841	24,826
InterContinental Hotels Group plc	580,767	24,469
Taylor Wimpey plc	7,971,789	24,183
Barratt Developments plc	2,422,181	23,996
Persimmon plc	751,121	23,991
Bunzl plc	818,465	23,437
United Utilities Group plc	1,671,113	23,273
Johnson Matthey plc	505,024	22,980
Mondi plc	902,362	21,700
Sage Group plc	2,651,001	21,546
Travis Perkins plc	606,293	21,255
* International Consolidated Airlines Group SA (London Shares)	2,506,172	20,894
3i Group plc	2,361,951	20,409
Severn Trent plc	584,042	20,096
RSA Insurance Group plc	2,493,689	20,012
GKN plc	4,022,215	19,995
Hammerson plc	1,937,024	19,899
Direct Line Insurance Group plc	3,380,187	19,313
St. James's Place plc	1,256,406	19,179
Ashtead Group plc	1,238,379	18,958
Dixons Carphone plc	2,450,816	17,440
DCC plc	216,787	17,127
Smiths Group plc	962,722	16,970

Provident Financial plc	357,581	16,589
Berkeley Group Holdings plc	310,750	16,346
G4S plc	3,812,345	16,338
Croda International plc	332,047	15,767
Inmarsat plc	1,106,394	15,336
WM Morrison Supermarkets plc	5,364,515	15,284
Intertek Group plc	395,624	15,116
Rexam plc	1,714,813	14,901
Informa plc	1,591,611	14,811
J Sainsbury plc	3,495,848	14,459
DS Smith plc	2,301,648	14,399
Meggitt plc	1,984,217	14,378
Royal Mail plc	1,788,153	14,099
Aberdeen Asset Management plc	2,453,889	13,959
Derwent London plc	243,550	13,821
Randgold Resources Ltd.	228,039	13,761
Inchcape plc	1,093,244	13,707
Schroders plc	277,319	13,685
easyJet plc	530,929	13,628
William Hill plc	2,135,707	13,502
TUI AG-NEW	770,843	13,262
Capital & Counties Properties plc	1,780,085	12,820
Segro plc	1,828,496	12,804
Weir Group plc	522,060	12,527
Pennon Group plc	978,260	12,459
Amec Foster Wheeler plc	958,642	12,272
Hikma Pharmaceuticals plc	328,129	12,270
Intu Properties plc	2,246,211	11,559
Investec plc	1,253,528	11,451
Cobham plc	2,786,368	11,355
2 Merlin Entertainments plc	1,742,428	11,303
Admiral Group plc	485,806	11,233
IMI plc	676,771	11,204
Aggreko plc	592,375	11,048
Melrose Industries plc	2,462,556	10,643
ICAP plc	1,314,863	10,602
Rentokil Initial plc	4,423,889	10,147
Coca-Cola HBC AG	482,533	10,076
Hargreaves Lansdown plc	531,405	9,929
Tate & Lyle plc	1,140,694	9,674
Babcock International Group plc	615,152	9,522
John Wood Group plc	899,872	8,788
Petrofac Ltd.	638,955	8,752
Tullow Oil plc	2,219,285	8,519
Daily Mail & General Trust plc	652,767	8,182
Antofagasta plc	876,524	7,759
* Sports Direct International plc	611,315	7,559
TUI AG-DI	383,129	6,560
^ TalkTalk Telecom Group plc	1,301,367	6,125
^ Polyus Gold International Ltd.	1,691,410	4,663
Drax Group plc	996,385	4,644
Fresnillo plc	416,484	4,207
^ Ashmore Group plc	964,663	4,011
^ Polymetal International plc	523,825	3,706
		6,878,853
Total Common Stocks (Cost $23,982,750)		21,526,104

	Coupon
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.5%)
[3,4] Vanguard Market Liquidity Fund	0.152%		112,967,034	112,967

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[5,6,7]Federal Home Loan Bank Discount Notes	0.150%	11/13/15	10,000	9,996
[7,8] Freddie Mac Discount Notes	0.125%	10/30/15	2,000	1,999
				11,995
Total Temporary Cash Investments (Cost $124,962)				124,962
Total Investments (100.1%) (Cost $24,107,712)				21,651,066
Other Assets and Liabilities-Net (-0.1%)[4]				(28,866)
Net Assets (100%)				21,622,200

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $73,799,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate value of these securities was $40,597,000, representing 0.2% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $78,644,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $7,597,000 have been segregated as initial margin for open futures contracts.
7 Securities with a value of $1,449,000 have been segregated as collateral for open forward currency contracts.
8 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

European Stock Index Fund

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	19,856	21,506,248	—
Temporary Cash Investments	112,967	11,995	—
Futures Contracts—Assets[1]	417	—	—
Forward Currency Contracts—Assets	—	1,383	—
Forward Currency Contracts—Liabilities	—	(2,217)	—
Total	133,240	21,517,409	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in

European Stock Index Fund

the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	September 2015	1,197	47,584	(516)
FTSE 100 Index	September 2015	322	33,435	(448)
				(964)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Citibank, N.A.	9/23/15	EUR	65,354	USD	73,227	(1,397)
Bank of America, N.A.	9/23/15	GBP	36,702	USD	57,847	(552)
Citibank, N.A.	9/23/15	GBP	23,053	USD	36,197	(210)
BNP Paribas	9/23/15	GBP	6,585	USD	10,338	(58)

European Stock Index Fund

Morgan Stanley Capital
Services LLC	9/23/15	EUR	6,496	USD	7,074	65
Citibank, N.A.	9/23/15	GBP	3,033	USD	4,714	21
UBS AG	9/23/15	GBP	2,879	USD	4,493	2
Deutsche Bank AG	9/23/15	USD	74,533	GBP	47,383	565
BNP Paribas	9/23/15	USD	34,819	EUR	31,097	641
HSBC Bank, N.A.	9/23/15	USD	5,279	GBP	3,325	89
						(834)
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

At July 31, 2015, the counterparty had deposited in segregated accounts securities with a value of $1,092,000 in connection with amounts due to the fund for open forward currency contracts.

E. At July 31, 2015, the cost of investment securities for tax purposes was $24,114,716,000. Net unrealized depreciation of investment securities for tax purposes was $2,463,650,000, consisting of unrealized gains of $1,470,109,000 on securities that had risen in value since their purchase and $3,933,759,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Emerging Markets Stock Index Fund

Schedule of Investments
As of July 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (98.8%)[1]
Brazil (8.2%)
	Ambev SA	50,680,555	288,043
	BRF SA	12,642,664	265,374
	Itau Unibanco Holding SA ADR	26,222,758	227,614
	Itau Unibanco Holding SA Preference Shares	25,255,624	221,875
	Cielo SA	15,812,972	201,960
	Ambev SA ADR	34,753,147	197,398
	Banco Bradesco SA Preference Shares	23,951,823	190,834
	Banco Bradesco SA ADR	22,186,801	176,163
*	Petroleo Brasileiro SA	48,334,097	163,469
	Itausa - Investimentos Itau SA Preference Shares	63,743,708	156,383
*	Petroleo Brasileiro SA Preference Shares	47,865,186	146,785
	Ultrapar Participacoes SA	7,016,095	143,992
	BB Seguridade Participacoes SA	11,055,078	104,127
	Banco do Brasil SA	15,638,585	100,711
	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	31,506,449	96,067
*	Petroleo Brasileiro SA ADR	15,409,788	94,770
	Banco Bradesco SA	11,068,885	89,419
	Vale SA Class B Preference ADR	18,333,520	78,651
	Kroton Educacional SA	27,848,980	78,082
	Telefonica Brasil SA Preference Shares	5,718,356	75,372
	Lojas Renner SA	2,334,572	74,245
	Vale SA Preference Shares	17,164,586	73,442
	CCR SA	15,711,376	69,840
	BRF SA ADR	3,272,310	68,424
*,^ Petroleo Brasileiro SA ADR		9,805,394	66,677
	Vale SA	12,445,212	64,953
	Klabin SA	10,063,930	62,401
^	VSA-SP ADR	11,509,349	60,539
	JBS SA	13,308,006	59,895
	Raia Drogasil SA	4,500,025	57,184
	WEG SA	9,915,400	54,443
	Fibria Celulose SA	4,021,840	53,492
	Souza Cruz SA	7,005,079	49,695
	Embraer SA	7,046,682	49,188
	Lojas Americanas SA Preference Shares	9,428,767	47,475
	CETIP SA - Mercados Organizados	4,029,915	41,736
*	Hypermarcas SA	6,876,190	40,687
	Tractebel Energia SA	3,823,301	40,478
	Embraer SA ADR	1,424,057	39,660
	Grupo BTG Pactual	4,644,464	34,888
	Itau Unibanco Holding SA	3,990,750	33,218
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	1,499,116	32,837
	BR Malls Participacoes SA	7,928,999	29,757
	TOTVS SA	2,530,429	25,911
	CPFL Energia SA	4,583,386	25,809
	Cia Brasileira de Distribuicao ADR	1,171,650	25,472
	Suzano Papel e Celulose SA Preference Shares Class A	5,180,400	25,403
	Tim Participacoes SA	8,760,642	24,026
	Cia Energetica de Minas Gerais Preference Shares	8,572,689	23,635

Natura Cosmeticos SA	3,160,539	23,501
Qualicorp SA	3,912,500	23,254
Sul America SA	4,407,455	22,244
Localiza Rent a Car SA	2,600,523	21,342
Porto Seguro SA	1,807,548	20,552
Estacio Participacoes SA	4,757,900	19,732
Cia Energetica de Sao Paulo Preference Shares	3,397,986	18,985
Multiplan Empreendimentos Imobiliarios SA	1,391,139	18,954
M Dias Branco SA	827,217	18,675
^ Telefonica Brasil SA ADR	1,421,899	18,513
Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,473,683	17,577
Tim Participacoes SA ADR	1,247,788	16,982
EDP - Energias do Brasil SA	4,326,021	16,488
Gerdau SA Preference Shares	9,135,462	15,742
Cia Paranaense de Energia ADR	1,436,606	14,596
Cia de Saneamento Basico do Estado de Sao Paulo	2,755,186	14,058
Cia Energetica de Minas Gerais ADR	4,854,739	13,350
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,863,998	13,211
Cosan SA Industria e Comercio	2,039,501	12,390
Lojas Americanas SA	3,173,641	12,374
Bradespar SA Preference Shares	4,288,463	12,324
Gerdau SA ADR	6,473,953	11,200
Multiplus SA	906,035	10,915
Duratex SA	5,213,615	10,598
* B2W Cia Digital	1,903,100	10,005
Transmissora Alianca de Energia Eletrica SA	1,631,686	9,984
AES Tiete SA Preference Shares	1,777,496	9,500
^ Cia Siderurgica Nacional SA ADR	7,412,159	9,265
* Centrais Eletricas Brasileiras SA	5,397,752	9,128
Usinas Siderurgicas de Minas Gerais SA Preference Shares	7,664,078	8,797
* Oi SA Preference Shares	5,405,362	7,641
EcoRodovias Infraestrutura e Logistica SA	3,685,499	7,470
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	603,017	7,298
Centrais Eletricas Brasileiras SA Preference Shares	2,821,151	7,036
Cia Siderurgica Nacional SA	5,027,948	6,358
Usinas Siderurgicas de Minas Gerais SA	2,213,944	6,253
Via Varejo SA	2,369,300	5,986
Metalurgica Gerdau SA Preference Shares Class A	5,328,391	5,447
Braskem SA ADR	728,558	5,282
AES Tiete SA	994,505	5,182
Braskem SA Preference Shares	1,397,378	5,118
Cia Energetica de Minas Gerais	1,656,634	4,771
CPFL Energia SA ADR	405,637	4,555
Cia Paranaense de Energia Preference Shares	401,284	4,135
Centrais Eletricas Brasileiras SA ADR Preference Shares	1,395,591	3,447
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	278,419	3,365
* Oi SA	2,266,249	3,309
Guararapes Confeccoes SA	162,220	3,056
Cia Paranaense de Energia	395,300	2,723
Arteris SA	888,291	2,478
Oi SA ADR Preference Shares	601,830	824
Fibria Celulose SA ADR	39,806	530
Oi SA ADR	48,193	72
Itausa - Investimentos Itau SA	115	—
Vale SA Class B ADR		—
		5,009,071

Chile (1.3%)
	Empresas COPEC SA	6,882,764	68,864
	Enersis SA ADR	3,855,217	58,252
	SACI Falabella	8,738,213	56,876
	Empresas CMPC SA	20,417,051	54,410
	Enersis SA	166,493,005	50,146
	Banco de Chile	435,513,017	46,626
	Empresa Nacional de Electricidad SA/Chile ADR	1,111,163	45,724
	Cencosud SA	21,099,943	45,129
	Empresa Nacional de Electricidad SA/Chile	28,174,325	38,424
	Banco de Credito e Inversiones	788,541	34,698
	Colbun SA	128,484,849	34,300
*	Latam Airlines Group	5,184,467	32,618
	Corpbanca SA	2,933,524,736	29,918
	Banco Santander Chile ADR	1,463,137	29,541
	Cia Cervecerias Unidas SA	2,710,424	28,621
	Aguas Andinas SA Class A	53,302,417	28,204
	Banco Santander Chile	550,204,304	27,714
	AES Gener SA	45,791,050	24,500
	Empresa Nacional de Telecomunicaciones SA	1,975,871	20,418
	Sociedad Quimica y Minera de Chile SA ADR	1,004,529	13,571
	Embotelladora Andina SA Preference Shares	4,297,562	12,211
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	663,282	9,040
*	Latam Airlines Group SA	739,267	3,470
*,^ Latam Airlines Group SA ADR		232,414	1,441
			794,716
China (26.8%)
	Tencent Holdings Ltd.	97,625,360	1,818,405
	China Construction Bank Corp.	1,669,352,913	1,359,308
	China Mobile Ltd.	97,274,067	1,266,669
	Industrial & Commercial Bank of China Ltd.	1,316,336,003	904,158
	Bank of China Ltd.	1,374,152,177	750,953
	Ping An Insurance Group Co. of China Ltd.	91,177,976	522,321
	China Life Insurance Co. Ltd.	135,969,470	498,390
	PetroChina Co. Ltd.	385,529,479	380,291
	CNOOC Ltd.	293,839,252	361,278
	China Petroleum & Chemical Corp.	466,195,372	351,968
	China Overseas Land & Investment Ltd.	70,149,276	221,039
	China Merchants Bank Co. Ltd.	83,743,405	215,869
	Agricultural Bank of China Ltd.	470,805,065	212,466
	China Pacific Insurance Group Co. Ltd.	47,126,194	196,771
	CITIC Ltd.	100,034,674	178,374
	China Telecom Corp. Ltd.	295,261,683	164,823
	Hengan International Group Co. Ltd.	13,357,900	148,963
	China Unicom Hong Kong Ltd.	104,938,248	148,764
	China Resources Land Ltd.	49,392,771	137,828
	China Minsheng Banking Corp. Ltd.	119,002,241	133,899
	Bank of Communications Co. Ltd.	147,143,345	129,256
	Lenovo Group Ltd.	117,642,109	127,411
	PICC Property & Casualty Co. Ltd.	59,609,895	123,932
	China Shenhua Energy Co. Ltd.	62,100,925	118,289
	CITIC Securities Co. Ltd.	41,440,200	112,744
	Haitong Securities Co. Ltd.	62,241,064	111,961
	China Communications Construction Co. Ltd.	80,901,504	103,198
	Belle International Holdings Ltd.	95,045,500	98,389
*	China CITIC Bank Corp. Ltd.	137,836,719	98,252
*	CRRC Corp. Ltd.	71,658,277	89,899

	ENN Energy Holdings Ltd.	13,374,400	88,806
	China Resources Power Holdings Co. Ltd.	34,543,048	88,566
*	China Taiping Insurance Holdings Co. Ltd.	26,760,420	79,368
	China Merchants Holdings International Co. Ltd.	21,556,610	78,515
^	Fosun International Ltd.	37,043,237	77,408
	Huaneng Power International Inc.	61,230,978	74,383
	China Cinda Asset Management Co. Ltd.	165,581,000	73,745
	China Everbright International Ltd.	48,042,000	73,727
	Sinopharm Group Co. Ltd.	19,096,100	73,380
	China Resources Enterprise Ltd.	21,924,860	71,114
	Beijing Enterprises Holdings Ltd.	9,563,500	70,196
	CSPC Pharmaceutical Group Ltd.	76,889,757	70,192
	China Longyuan Power Group Corp. Ltd.	61,297,800	69,867
	Guangdong Investment Ltd.	51,082,080	69,090
	Anhui Conch Cement Co. Ltd.	21,713,552	67,261
^	Evergrande Real Estate Group Ltd.	99,955,785	65,871
*,^ Alibaba Pictures Group Ltd.		229,140,000	65,791
	Brilliance China Automotive Holdings Ltd.	49,782,700	65,681
	Great Wall Motor Co. Ltd.	18,978,500	62,690
	New China Life Insurance Co. Ltd.	14,608,019	62,558
	Zhuzhou CSR Times Electric Co. Ltd.	9,180,000	62,005
	Dongfeng Motor Group Co. Ltd.	53,202,744	61,256
2	China Galaxy Securities Co. Ltd.	67,548,870	60,456
2	People's Insurance Co. Group of China Ltd.	116,248,000	59,914
	Sino Biopharmaceutical Ltd.	51,312,373	59,449
	China Railway Group Ltd.	69,532,408	58,903
*,^ Hanergy Thin Film Power Group Ltd.		206,154,000	57,723
^	China Vanke Co. Ltd.	23,880,941	56,624
*,^ Byd Co. Ltd.		12,463,281	54,912
	Beijing Enterprises Water Group Ltd.	72,976,000	54,250
	Shenzhou International Group Holdings Ltd.	10,150,065	53,317
	Haier Electronics Group Co. Ltd.	22,547,000	52,816
	Country Garden Holdings Co. Ltd.	132,599,728	51,789
	China Gas Holdings Ltd.	29,013,900	50,747
2	CGN Power Co. Ltd.	114,867,878	50,203
	Kunlun Energy Co. Ltd.	51,031,230	48,464
2	Dalian Wanda Commercial Properties Co. Ltd.	6,601,300	47,780
	Sino-Ocean Land Holdings Ltd.	67,102,302	45,813
	China State Construction International Holdings Ltd.	29,194,872	45,182
	Far East Horizon Ltd.	48,273,010	44,933
	China Railway Construction Corp. Ltd.	34,313,265	44,207
*,2 Huatai Securities Co. Ltd.		20,679,823	44,175
	ANTA Sports Products Ltd.	16,243,000	41,734
	China Oilfield Services Ltd.	33,255,800	40,645
	COSCO Pacific Ltd.	31,139,788	40,522
	Shimao Property Holdings Ltd.	22,659,957	40,521
	China National Building Material Co. Ltd.	52,948,960	39,886
^	Kingsoft Corp. Ltd.	14,856,000	39,462
*,^ GCL-Poly Energy Holdings Ltd.		193,383,000	39,111
	Longfor Properties Co. Ltd.	26,039,080	37,088
	Tsingtao Brewery Co. Ltd.	6,902,000	36,934
	China Resources Gas Group Ltd.	12,118,100	36,862
*,^ Alibaba Health Information Technology Ltd.		39,822,000	36,835
^	China Everbright Ltd.	15,304,010	36,776
	Chongqing Rural Commercial Bank Co. Ltd.	51,295,461	36,537
	Geely Automobile Holdings Ltd.	86,662,300	36,384
	GOME Electrical Appliances Holding Ltd.	210,361,805	36,355

^	China Power International Development Ltd.	48,663,469	34,272
	AviChina Industry & Technology Co. Ltd.	40,708,000	33,870
	China Everbright Bank Co. Ltd.	59,875,472	33,268
	Air China Ltd.	33,146,748	33,097
	Jiangxi Copper Co. Ltd.	24,189,898	32,615
	Chongqing Changan Automobile Co. Ltd. Class B	15,397,712	32,612
	Shenzhen International Holdings Ltd.	19,584,000	32,264
	Guangzhou Automobile Group Co. Ltd.	40,196,584	32,223
	Huaneng Renewables Corp. Ltd.	74,638,000	31,905
^	China Huishan Dairy Holdings Co. Ltd.	105,278,365	31,753
^	Shanghai Electric Group Co. Ltd.	51,291,756	31,488
	China Southern Airlines Co. Ltd.	31,578,000	31,192
	Zhejiang Expressway Co. Ltd.	26,817,704	30,835
	ZTE Corp.	13,720,392	30,386
	Shanghai Pharmaceuticals Holding Co. Ltd.	12,871,853	30,310
	Huadian Power International Corp. Ltd.	29,786,000	29,980
	Sunac China Holdings Ltd.	32,847,406	29,197
	Zijin Mining Group Co. Ltd.	106,095,680	28,598
	Beijing Capital International Airport Co. Ltd.	27,530,564	28,344
	Jiangsu Expressway Co. Ltd.	22,194,139	27,601
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	9,258,857	26,774
^	Weichai Power Co. Ltd.	17,645,640	26,346
*	Sinopec Shanghai Petrochemical Co. Ltd.	63,472,788	25,532
*	Aluminum Corp. of China Ltd.	72,329,220	25,058
*,^ Luye Pharma Group Ltd.		23,660,500	24,635
	Shanghai Industrial Holdings Ltd.	8,245,445	24,144
*,^ China COSCO Holdings Co. Ltd.		47,273,000	24,027
^	China Coal Energy Co. Ltd.	48,409,800	23,659
*	China Eastern Airlines Corp. Ltd.	28,938,000	23,381
	Yuexiu Property Co. Ltd.	115,905,732	22,757
	TravelSky Technology Ltd.	18,600,000	22,545
	Datang International Power Generation Co. Ltd.	51,786,568	22,465
	China International Marine Containers Group Co. Ltd.	10,651,098	22,413
*,^ Renhe Commercial Holdings Co. Ltd.		290,442,999	22,388
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	7,478,500	22,122
	Shandong Weigao Group Medical Polymer Co. Ltd.	32,521,800	21,752
	Haitian International Holdings Ltd.	10,414,000	21,513
	Nine Dragons Paper Holdings Ltd.	29,182,000	21,508
*,^ China Shipping Container Lines Co. Ltd.		68,710,618	21,435
	Franshion Properties China Ltd.	66,144,094	21,334
	China Communications Services Corp. Ltd.	47,261,973	21,273
^	Kingboard Chemical Holdings Ltd.	12,625,671	21,149
	Sinotrans Ltd.	34,396,000	21,031
	Huadian Fuxin Energy Corp. Ltd.	48,289,852	20,975
	China Medical System Holdings Ltd.	15,706,711	20,858
	Shenzhen Investment Ltd.	53,526,015	20,523
^	Yanzhou Coal Mining Co. Ltd.	35,567,320	20,346
*,2 Legend Holdings Corp.		4,327,100	19,536
	Inner Mongolia Yitai Coal Co. Ltd. Class B	18,969,698	19,454
	China Resources Cement Holdings Ltd.	35,682,686	18,568
	SOHO China Ltd.	28,913,506	18,223
*	Guangzhou R&F Properties Co. Ltd.	17,660,900	17,572
	Metallurgical Corp. of China Ltd.	52,139,937	17,307
2	Sinopec Engineering Group Co. Ltd.	20,575,272	16,844
*	China Agri-Industries Holdings Ltd.	38,422,961	16,640
	BBMG Corp.	21,673,000	16,505
	KWG Property Holding Ltd.	21,397,500	15,981

	Lee & Man Paper Manufacturing Ltd.	25,551,000	15,694
^	China Molybdenum Co. Ltd.	23,812,000	15,498
^	Xinjiang Goldwind Science & Technology Co. Ltd.	7,719,000	14,847
^	Agile Property Holdings Ltd.	25,542,887	14,659
^	China Shipping Development Co. Ltd.	23,656,021	14,292
2	Shengjing Bank Co. Ltd.	12,679,284	14,158
*,^ Greentown China Holdings Ltd.		14,399,500	14,156
	Huishang Bank Corp. Ltd.	28,223,380	13,431
^	China Hongqiao Group Ltd.	17,903,256	13,309
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	24,671,579	13,184
^	Beijing Jingneng Clean Energy Co. Ltd.	38,342,000	12,865
	Poly Property Group Co. Ltd.	34,220,900	12,840
*,^ Li Ning Co. Ltd.		25,869,791	12,815
^	China Dongxiang Group Co. Ltd.	50,273,000	12,798
	Guangshen Railway Co. Ltd.	26,464,000	12,662
	CSG Holding Co. Ltd. Class B	13,938,392	12,531
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,888,887	12,513
^	China South City Holdings Ltd.	42,082,000	12,462
	China Merchants Property Development Co. Ltd. Class B	4,178,770	12,071
^	Golden Eagle Retail Group Ltd.	9,733,000	12,029
*,^ Sinopec Oilfield Service Corp.		37,898,000	11,915
	China BlueChemical Ltd.	35,199,405	11,404
^	China Zhongwang Holdings Ltd.	26,178,486	11,186
^	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	4,104,000	11,170
	Guangdong Electric Power Development Co. Ltd. Class B	15,996,644	11,073
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	3,952,657	11,006
	Dazhong Transportation Group Co. Ltd. Class B	9,758,772	10,539
	Weifu High-Technology Group Co. Ltd. Class B	2,844,219	10,464
^	Angang Steel Co. Ltd.	20,382,374	10,335
*,^ Hopson Development Holdings Ltd.		11,686,000	10,315
2	BAIC Motor Corp. Ltd.	11,245,200	9,911
*,2 Red Star Macalline Group Corp. Ltd.		6,606,559	9,783
*	BOE Technology Group Co. Ltd. Class B	25,260,822	9,729
	Shenzhen Expressway Co. Ltd.	12,982,000	9,595
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	15,713,579	9,449
*,2 Tianhe Chemicals Group Ltd.		57,304,542	8,649
*,^ CITIC Resources Holdings Ltd.		42,818,000	8,308
^	Dongfang Electric Corp. Ltd.	6,378,430	8,214
^	China Conch Venture Holdings Ltd.	3,954,000	8,137
*	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	3,197,808	8,126
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,942,943	7,857
	Anhui Expressway Co. Ltd.	8,956,000	7,723
	Kingboard Laminates Holdings Ltd.	17,351,000	7,629
^	Zhongsheng Group Holdings Ltd.	12,529,000	7,625
^	Harbin Electric Co. Ltd.	11,938,000	7,599
*,^ Maanshan Iron & Steel Co. Ltd.		31,848,000	7,402
^	CIMC Enric Holdings Ltd.	10,573,713	7,352
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	3,650,286	7,285
*,^ China Yurun Food Group Ltd.		24,669,149	7,273
	Shanghai Bailian Group Co. Ltd. Class B	3,653,716	7,192
^	Zhaojin Mining Industry Co. Ltd.	15,306,000	7,150
*,^ GF Securities Co. Ltd.		3,644,000	7,065
	Anhui Gujing Distillery Co. Ltd. Class B	2,010,234	6,955
	China Machinery Engineering Corp.	9,046,639	6,836
	Sichuan Expressway Co. Ltd.	17,394,000	6,553
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	2,595,918	6,422
	Sinotruk Hong Kong Ltd.	12,173,000	6,317

	Jiangling Motors Corp. Ltd. Class B	1,713,246	6,296
*,^ Wumart Stores Inc.		9,482,000	5,857
*,^ China Foods Ltd.		12,701,506	5,847
	Shanghai Haixin Group Co. Class B	8,408,919	5,717
*	Huadian Energy Co. Ltd. Class B	8,285,944	5,571
	Double Coin Holdings Ltd. Class B	5,030,634	5,525
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	8,143,832	5,394
	Shandong Chenming Paper Holdings Ltd. Class B	8,608,238	5,343
	Sinofert Holdings Ltd.	32,238,000	5,328
^	Beijing North Star Co. Ltd.	14,272,000	4,842
^	Biostime International Holdings Ltd.	2,532,000	4,744
^	Bosideng International Holdings Ltd.	47,052,000	4,644
	Foshan Electrical and Lighting Co. Ltd. Class B	5,622,601	4,598
	China National Materials Co. Ltd.	19,187,000	4,321
	Tianjin Capital Environmental Protection Group Co. Ltd.	6,176,000	3,832
*,^ Sany Heavy Equipment International Holdings Co. Ltd.		16,931,000	3,700
	Bengang Steel Plates Co. Ltd. Class B	8,157,311	3,355
	Shandong Chenming Paper Holdings Ltd.	6,573,500	3,226
	Jinzhou Port Co. Ltd. Class B	4,698,200	2,800
			16,370,327
Colombia (0.6%)
	Bancolombia SA ADR	1,688,089	65,160
	Grupo de Inversiones Suramericana SA	4,368,165	56,119
	Almacenes Exito SA	4,171,693	30,853
	Cementos Argos SA	7,606,579	26,068
^	Ecopetrol SA ADR	2,308,158	26,059
	Ecopetrol SA	45,825,960	25,618
	Corp Financiera Colombiana SA	1,898,552	24,919
	Grupo de Inversiones Suramericana SA Preference Shares	1,837,843	23,356
	Grupo Aval Acciones y Valores Preference Shares	52,594,478	22,645
	Bancolombia SA Preference Shares	1,663,227	15,974
	Isagen SA ESP	15,381,632	15,649
	Interconexion Electrica SA ESP	6,207,475	15,260
*	Cemex Latam Holdings SA	3,105,363	13,629
	Grupo Aval Acciones y Valores SA ADR	751,667	6,502
			367,811
Czech Republic (0.2%)
	CEZ AS	3,000,389	72,714
	Komercni banka as	283,939	63,491
			136,205
Egypt (0.4%)
	Commercial International Bank Egypt SAE	15,305,295	110,261
	Talaat Moustafa Group	18,883,871	19,752
*	Global Telecom Holding SAE GDR	9,175,935	15,140
*	Egyptian Financial Group-Hermes Holding Co.	10,134,411	13,940
*	Orascom Construction Ltd.	1,055,077	13,505
	Egypt Kuwait Holding Co. SAE	14,735,315	9,283
	Juhayna Food Industries	8,193,983	8,832
*	ElSewedy Electric Co.	1,404,660	8,349
	Telecom Egypt Co.	6,322,855	6,452
*	Ezz Steel	3,558,889	3,800
	Sidi Kerir Petrochemicals Co.	2,236,241	3,750
*	Global Telecom Holding SAE	1,722,880	568
			213,632
Hungary (0.3%)
	OTP Bank plc	3,517,097	72,198

MOL Hungarian Oil & Gas plc	882,884	46,583
Richter Gedeon Nyrt	2,609,921	41,957
* Magyar Telekom Telecommunications plc	7,852,928	11,399
		172,137
India (12.5%)
Housing Development Finance Corp. Ltd.	28,482,248	595,133
Infosys Ltd.	34,652,348	582,707
Reliance Industries Ltd.	28,986,366	452,882
Tata Consultancy Services Ltd.	8,564,967	335,364
Sun Pharmaceutical Industries Ltd.	20,220,282	260,116
ICICI Bank Ltd.	51,452,606	243,633
Hindustan Unilever Ltd.	12,993,799	187,084
HDFC Bank Ltd.	10,340,144	179,199
ITC Ltd.	34,739,933	176,575
Coal India Ltd.	24,219,034	165,829
Oil & Natural Gas Corp. Ltd.	37,491,452	159,896
Bharti Airtel Ltd.	23,355,972	152,842
Axis Bank Ltd.	16,979,818	151,784
HCL Technologies Ltd.	9,709,874	151,618
Kotak Mahindra Bank Ltd.	11,875,167	128,762
HDFC Bank Ltd. ADR	1,992,510	124,472
Mahindra & Mahindra Ltd.	5,507,723	117,127
State Bank of India	26,961,240	113,436
Larsen & Toubro Ltd.	4,001,812	111,943
* Tata Motors Ltd.	18,351,596	109,849
Lupin Ltd.	3,986,437	105,507
* IndusInd Bank Ltd.	5,205,570	79,324
NTPC Ltd.	35,937,808	76,002
Hero MotoCorp Ltd.	1,776,940	74,343
Asian Paints Ltd.	5,225,824	71,944
Idea Cellular Ltd.	26,123,033	70,620
* Bharti Infratel Ltd.	9,924,518	69,386
Tech Mahindra Ltd.	8,132,813	67,610
Eicher Motors Ltd.	221,960	65,988
Maruti Suzuki India Ltd.	965,483	65,218
Cipla Ltd./India	5,832,548	64,471
* United Spirits Ltd.	1,084,556	62,649
Zee Entertainment Enterprises Ltd.	9,750,520	60,608
* Ultratech Cement Ltd.	1,194,319	58,654
Aurobindo Pharma Ltd.	4,912,872	58,449
Wipro Ltd.	6,576,713	58,421
Dr Reddy's Laboratories Ltd. ADR	853,102	54,897
* Bosch Ltd.	136,408	52,578
Wipro Ltd. ADR	4,200,537	51,919
Power Grid Corp. of India Ltd.	23,223,260	51,429
Bajaj Auto Ltd.	1,273,603	50,144
Bharat Heavy Electricals Ltd.	10,772,890	46,875
Godrej Consumer Products Ltd.	2,162,979	46,404
Adani Ports & Special Economic Zone Ltd.	9,124,068	46,378
Bharat Petroleum Corp. Ltd.	3,151,542	45,548
Vedanta Ltd.	22,204,660	45,122
Dabur India Ltd.	9,565,109	43,744
Shriram Transport Finance Co. Ltd.	3,057,258	42,646
Dr Reddy's Laboratories Ltd.	657,542	41,944
Nestle India Ltd.	420,744	41,706
Ambuja Cements Ltd.	11,206,276	40,586
Indian Oil Corp. Ltd.	5,830,162	39,216

* Glenmark Pharmaceuticals Ltd.	2,413,063	38,077
Siemens Ltd.	1,550,956	35,180
LIC Housing Finance Ltd.	4,492,207	34,971
Yes Bank Ltd.	2,688,294	34,751
Motherson Sumi Systems Ltd.	5,857,216	31,800
GAIL India Ltd.	5,586,566	30,924
Bharat Forge Ltd.	1,700,211	30,441
IDFC Ltd.	11,996,061	28,024
Marico Ltd.	4,080,937	27,993
JSW Steel Ltd.	2,151,070	27,879
Shree Cement Ltd.	151,840	27,033
Cadila Healthcare Ltd.	904,337	26,611
Rural Electrification Corp. Ltd.	6,276,427	26,526
Britannia Industries Ltd.	519,860	25,565
Hindalco Industries Ltd.	14,997,456	24,618
Oracle Financial Services Software Ltd.	385,355	24,319
Piramal Enterprises Ltd.	1,620,330	23,253
NMDC Ltd.	14,285,431	22,794
Cairn India Ltd.	8,256,862	22,269
* Divi's Laboratories Ltd.	723,709	22,145
Power Finance Corp. Ltd.	5,752,916	22,072
Bank of Baroda	7,966,895	22,036
Bharat Electronics Ltd.	350,121	21,747
Crompton Greaves Ltd.	7,500,578	21,474
ABB India Ltd.	981,098	21,215
Hindustan Petroleum Corp. Ltd.	1,462,903	21,026
United Breweries Ltd.	1,267,841	20,876
* Reliance Communications Ltd.	18,563,652	20,397
Titan Co. Ltd.	3,979,803	20,039
Bajaj Finserv Ltd.	690,008	19,852
Mahindra & Mahindra Financial Services Ltd.	4,883,290	19,783
GlaxoSmithKline Pharmaceuticals Ltd.	358,182	19,714
Pidilite Industries Ltd.	2,223,126	19,342
Aditya Birla Nuvo Ltd.	562,115	19,282
Cummins India Ltd.	1,231,791	19,235
Colgate-Palmolive India Ltd.	610,940	18,959
Tata Power Co. Ltd.	17,649,494	18,840
Grasim Industries Ltd.	316,519	18,352
GlaxoSmithKline Consumer Healthcare Ltd.	184,292	18,097
Castrol India Ltd.	2,341,073	17,970
ACC Ltd.	830,607	17,957
Ashok Leyland Ltd.	12,710,004	16,724
Tata Steel Ltd.	4,233,034	16,336
Steel Authority of India Ltd.	18,248,403	15,986
Reliance Infrastructure Ltd.	2,441,319	15,772
Oil India Ltd.	2,254,855	15,253
Punjab National Bank	6,360,647	14,968
Wockhardt Ltd.	607,005	14,860
DLF Ltd.	7,756,992	13,902
Reliance Capital Ltd.	2,237,650	13,610
Bajaj Holdings & Investment Ltd.	532,407	12,268
Hindustan Zinc Ltd.	4,490,515	11,008
* Mphasis Ltd.	1,612,193	10,565
JSW Energy Ltd.	7,407,965	9,732
* Tata Communications Ltd.	1,336,516	9,387
* Essar Oil Ltd.	2,815,690	8,475
Exide Industries Ltd.	3,698,215	8,448

* Jindal Steel & Power Ltd.	6,848,203	8,437
NHPC Ltd.	28,127,982	8,291
Godrej Industries Ltd.	1,284,166	7,823
Sun TV Network Ltd.	1,468,839	7,745
* Adani Power Ltd.	17,749,693	7,584
Canara Bank	1,732,919	7,463
GMR Infrastructure Ltd.	33,437,491	7,293
* Reliance Power Ltd.	10,402,661	6,919
Adani Enterprises Ltd.	4,840,704	6,579
Tata Chemicals Ltd.	840,784	6,425
* IDBI Bank Ltd.	5,806,899	5,950
Union Bank of India	2,030,318	5,582
Bank of India	2,191,539	5,561
Torrent Power Ltd.	2,356,490	5,392
* Mangalore Refinery & Petrochemicals Ltd.	3,711,949	4,219
Great Eastern Shipping Co. Ltd.	777,407	4,216
Oriental Bank of Commerce	1,194,783	3,192
* Jaiprakash Associates Ltd.	18,964,999	2,837
* Unitech Ltd.	21,892,999	2,587
* Adani Transmissions Ltd.	4,840,704	2,140
Corp Bank	2,410,755	1,938
State Bank of India GDR	15,488	648
Wipro Ltd. ADR		—
Dr Reddy's Laboratories Ltd. ADR		—
HDFC Bank Ltd. ADR		—
		7,660,134
Indonesia (2.4%)
Bank Central Asia Tbk PT	222,121,824	214,881
Telekomunikasi Indonesia Persero Tbk PT	913,246,405	198,071
Astra International Tbk PT	364,251,100	178,960
Bank Rakyat Indonesia Persero Tbk PT	194,872,700	143,636
Bank Mandiri Persero Tbk PT	169,091,780	118,869
Unilever Indonesia Tbk PT	21,290,330	62,931
Perusahaan Gas Negara Persero Tbk PT	201,153,604	59,403
Bank Negara Indonesia Persero Tbk PT	139,233,061	48,993
Kalbe Farma Tbk PT	348,826,990	44,952
United Tractors Tbk PT	28,166,801	41,984
Semen Indonesia Persero Tbk PT	55,259,604	41,193
Indofood Sukses Makmur Tbk PT	83,061,796	37,455
Indocement Tunggal Prakarsa Tbk PT	24,773,631	36,633
Gudang Garam Tbk PT	8,501,180	31,083
Charoen Pokphand Indonesia Tbk PT	137,290,332	25,793
Surya Citra Media Tbk PT	105,906,100	23,054
* Tower Bersama Infrastructure Tbk PT	36,187,600	22,390
Indofood CBP Sukses Makmur Tbk PT	22,014,100	20,016
Bank Danamon Indonesia Tbk PT	60,450,524	18,735
Jasa Marga Persero Tbk PT	37,794,000	16,097
Media Nusantara Citra Tbk PT	91,383,250	13,795
* XL Axiata Tbk PT	55,967,224	12,254
Global Mediacom Tbk PT	124,500,289	11,421
Adaro Energy Tbk PT	233,176,580	10,153
Astra Agro Lestari Tbk PT	6,154,180	9,139
Tambang Batubara Bukit Asam Persero Tbk PT	16,558,825	7,337
* Indosat Tbk PT	21,636,273	6,875
Indo Tambangraya Megah Tbk PT	7,601,300	5,451
* Vale Indonesia Tbk PT	36,943,627	5,349

* Aneka Tambang Persero Tbk PT	61,919,500	2,172
		1,469,075
Malaysia (4.3%)
Public Bank Bhd. (Local)	56,574,000	281,038
Malayan Banking Bhd.	93,343,688	224,448
Tenaga Nasional Bhd.	64,373,507	205,339
CIMB Group Holdings Bhd.	97,906,448	137,661
Sime Darby Bhd.	58,654,613	133,825
Axiata Group Bhd.	79,384,894	132,189
DiGi.Com Bhd.	67,774,650	95,725
Petronas Chemicals Group Bhd.	52,302,022	87,647
Genting Bhd.	40,253,390	85,610
Maxis Bhd.	48,469,250	84,463
Petronas Gas Bhd.	14,373,896	83,168
IHH Healthcare Bhd.	51,036,076	80,229
IOI Corp. Bhd.	67,553,978	74,901
Genting Malaysia Bhd.	54,542,890	60,888
Kuala Lumpur Kepong Bhd.	9,704,812	55,784
MISC Bhd.	26,751,291	54,510
AMMB Holdings Bhd.	35,032,958	51,197
IJM Corp. Bhd.	28,468,350	50,508
Gamuda Bhd.	37,347,216	47,002
British American Tobacco Malaysia Bhd.	2,633,487	46,457
SapuraKencana Petroleum Bhd.	69,644,862	44,606
PPB Group Bhd.	10,884,808	44,035
YTL Corp. Bhd.	97,784,256	40,382
Hong Leong Bank Bhd.	10,355,605	36,826
Telekom Malaysia Bhd.	20,263,640	34,698
UMW Holdings Bhd.	12,112,520	31,684
Petronas Dagangan Bhd.	5,430,800	29,923
2 Astro Malaysia Holdings Bhd.	36,648,100	29,416
Malaysia Airports Holdings Bhd.	15,972,100	25,067
RHB Capital Bhd.	12,865,635	24,998
Alliance Financial Group Bhd.	19,952,217	22,113
YTL Power International Bhd.	50,709,868	20,802
Lafarge Malaysia Bhd.	8,147,720	20,128
Westports Holdings Bhd.	19,060,324	19,968
IOI Properties Group Bhd.	37,325,994	18,616
Bumi Armada Bhd.	63,024,090	18,262
Hong Leong Financial Group Bhd.	4,042,600	16,775
Felda Global Ventures Holdings Bhd.	33,838,957	14,878
KLCCP Stapled Group	7,935,900	14,714
Berjaya Sports Toto Bhd.	16,204,255	14,122
SP Setia Bhd Group	15,719,724	12,536
MMC Corp. Bhd.	14,997,900	8,586
AirAsia Bhd.	22,131,548	7,862
UEM Sunrise Bhd.	28,095,900	7,162
Malakoff Corp. Bhd.	12,360,400	5,588
* Parkson Holdings Bhd.	9,885,987	3,453
* Malaysia Marine and Heavy Engineering Holdings Bhd.	8,716,535	2,591
		2,642,380
Mexico (5.3%)
America Movil SAB de CV	522,252,568	507,910
Fomento Economico Mexicano SAB de CV	39,493,066	358,103
Grupo Televisa SAB	48,095,346	335,570
Wal-Mart de Mexico SAB de CV	102,616,430	249,273

Grupo Financiero Banorte SAB de CV	41,528,656	218,565
* Cemex SAB de CV	236,362,925	201,413
Grupo Mexico SAB de CV Class B	71,303,665	194,982
Fibra Uno Administracion SA de CV	44,104,369	105,933
Alfa SAB de CV Class A	51,592,920	102,529
* Grupo Bimbo SAB de CV Class A	34,319,410	92,079
Grupo Financiero Inbursa SAB de CV	37,700,515	85,591
Grupo Aeroportuario del Sureste SAB de CV Class B	4,097,450	61,320
Mexichem SAB de CV	20,321,935	59,519
Coca-Cola Femsa SAB de CV	7,577,994	57,285
Grupo Aeroportuario del Pacifico SAB de CV Class B	6,310,100	49,811
Grupo Financiero Santander Mexico SAB de CV Class B	27,182,673	48,334
* Promotora y Operadora de Infraestructura SAB de CV	3,654,533	42,076
Gruma SAB de CV Class B	3,092,531	40,519
Grupo Carso SAB de CV	8,782,054	39,870
Kimberly-Clark de Mexico SAB de CV Class A	15,563,152	36,096
Gentera SAB de CV	20,528,929	35,305
Industrias Penoles SAB de CV	2,309,865	35,061
Alsea SAB de CV	9,434,410	30,694
Arca Continental SAB de CV	4,974,506	29,938
Controladora Comercial Mexicana SAB de CV	8,366,600	24,514
* OHL Mexico SAB de CV	14,192,500	23,192
Megacable Holdings SAB de CV	5,455,608	22,175
Grupo Lala SAB de CV	8,612,200	19,926
* Infraestructura Energetica Nova SAB de CV	3,562,920	17,401
Grupo Comercial Chedraui SA de CV	5,418,200	15,146
Grupo Elektra SAB DE CV	666,030	14,524
Industrias Bachoco SAB de CV Class B	2,973,700	14,181
* Genomma Lab Internacional SAB de CV Class B	14,791,818	13,725
Grupo Sanborns SAB de CV	7,189,888	11,593
* Industrias CH SAB de CV Class B	3,231,498	11,432
Organizacion Soriana SAB de CV Class B	4,629,744	9,264
Alpek SAB de CV	6,217,921	8,559
Concentradora Fibra Danhos SA de CV	3,785,800	8,339
* Minera Frisco SAB de CV	9,654,176	5,698
		3,237,445
Peru (0.3%)
Credicorp Ltd.	606,899	80,050
Credicorp Ltd. XLIM	357,268	47,195
Cia de Minas Buenaventura SAA ADR	3,382,395	24,083
* Cia de Minas Buenaventura SAA	461,011	3,646
Grana y Montero SAA	1,499,402	1,765
Cia de Minas Buenaventura SAA ADR		—
		156,739
Philippines (1.9%)
SM Investments Corp.	5,776,899	112,749
Philippine Long Distance Telephone Co.	1,554,450	98,574
Ayala Land Inc.	107,377,829	87,720
Ayala Corp.	4,257,737	72,485
Universal Robina Corp.	16,291,340	68,132
SM Prime Holdings Inc.	141,760,197	66,449
Bank of the Philippine Islands	30,300,915	62,918
JG Summit Holdings Inc.	39,492,530	62,564
BDO Unibank Inc.	26,896,962	59,011
Aboitiz Equity Ventures Inc.	40,821,350	52,261
Metropolitan Bank & Trust Co.	23,939,789	46,240

	GT Capital Holdings Inc.	1,261,701	38,580
	International Container Terminal Services Inc.	15,949,680	38,321
	Manila Electric Co.	5,837,596	38,145
	Alliance Global Group Inc.	77,173,834	38,100
	Globe Telecom Inc.	562,458	31,701
	Jollibee Foods Corp.	7,614,249	31,618
	Aboitiz Power Corp.	30,189,826	28,834
	Megaworld Corp.	209,200,013	21,672
	DMCI Holdings Inc.	77,245,650	20,039
	Energy Development Corp.	116,491,153	18,237
	LT Group Inc.	50,995,227	16,569
	Semirara Mining and Power Corp. Class A	5,405,532	14,068
	Bloomberry Resorts Corp.	55,733,072	11,813
	Petron Corp.	36,852,300	8,051
	Emperador Inc.	34,000,000	6,548
	Travellers International Hotel Group Inc.	28,774,400	3,353
	San Miguel Corp.	805,779	992
			1,155,744
Poland (1.7%)
^	Powszechna Kasa Oszczednosci Bank Polski SA	15,769,771	122,144
^	Polski Koncern Naftowy Orlen SA	5,851,445	118,126
	Powszechny Zaklad Ubezpieczen SA	1,026,429	117,512
	Bank Pekao SA	2,376,024	100,129
	KGHM Polska Miedz SA	2,517,286	63,377
	PGE Polska Grupa Energetyczna SA	13,306,498	62,539
	Polskie Gornictwo Naftowe i Gazownictwo SA	32,317,935	53,872
*	LPP SA	23,318	47,617
*	Bank Zachodni WBK SA	527,683	42,086
	Energa SA	5,872,577	31,701
	Orange Polska SA	11,916,465	25,649
*	Cyfrowy Polsat SA	3,997,249	24,471
*,^ mBank SA		227,907	22,832
	Asseco Poland SA	1,370,479	20,921
	CCC SA	408,376	20,888
*	Alior Bank SA	873,102	19,985
	Tauron Polska Energia SA	19,096,192	19,183
*	Grupa Azoty SA	842,691	18,948
*,^ Bank Millennium SA		11,086,640	18,068
	Eurocash SA	1,414,587	16,267
	Enea SA	4,085,206	15,953
	TVN SA	2,819,442	14,864
	Bank Handlowy w Warszawie SA	593,209	14,568
*,^ Grupa Lotos SA		1,668,139	13,929
	Synthos SA	8,423,841	10,506
*,^ Getin Noble Bank SA		21,279,195	6,830
			1,042,965
Russia (4.3%)
	Magnit PJSC GDR	5,093,380	276,302
	Gazprom PAO ADR	56,777,552	264,001
	Lukoil PJSC ADR	5,667,203	234,616
	Sberbank of Russia	197,224,168	231,326
	Gazprom PAO	87,254,353	201,725
	Lukoil OAO	3,145,383	129,490
	NOVATEK OAO GDR	1,178,751	117,576
	Surgutneftegas OAO Preference Shares	140,282,500	85,917
	MMC Norilsk Nickel PJSC ADR	5,468,173	84,535

NOVATEK OAO	8,667,771	83,118
Tatneft OAO ADR	2,814,091	82,813
Mobile TeleSystems PJSC ADR	8,981,815	73,651
VTB Bank JSC	58,129,231,072	68,110
AK Transneft OAO Preference Shares	28,600	64,194
Surgutneftegas OAO ADR	10,215,655	57,253
Rosneft OAO GDR	14,543,213	56,134
MMC Norilsk Nickel OJSC	315,772	48,297
* Uralkali PJSC	17,937,228	47,230
Tatneft OAO	8,951,972	43,840
2 VTB Bank JSC GDR	17,425,989	41,072
Alrosa PAO	31,898,500	36,850
Moscow Exchange MICEX-RTS OAO	25,190,230	28,753
Severstal PAO	2,534,129	28,266
Rostelecom OJSC	18,484,608	25,491
Rosneft OAO	6,628,175	25,454
Sistema JSFC GDR	2,607,745	22,138
Novolipetsk Steel OJSC GDR	1,635,922	21,511
MegaFon PJSC GDR	1,711,099	21,215
RusHydro JSC	2,341,602,363	20,323
PhosAgro OAO GDR	1,428,779	19,431
Surgutneftegas OAO	27,603,149	15,225
E.ON Russia JSC	294,855,779	12,394
Bashneft PAO	400,000	12,330
Magnitogorsk Iron & Steel Works OJSC	27,115,988	8,316
LSR Group PJSC GDR	3,441,975	7,544
Inter RAO UES PJSC	404,169,509	7,433
Severstal PAO GDR	594,942	6,711
Federal Grid Co. Unified Energy System JSC	5,323,286,228	5,855
* Aeroflot - Russian Airlines OJSC	9,186,772	5,844
Acron JSC	117,000	4,851
* Rosseti JSC	407,033,605	3,114
Rostelecom PJSC ADR	212,129	1,716
Mobile TeleSystems OJSC	95,358	348
Novolipetsk Steel OJSC	82,970	107
		2,632,420
South Africa (9.3%)
Naspers Ltd.	6,605,889	935,242
^ MTN Group Ltd.	32,060,201	534,658
Sasol Ltd.	10,100,416	350,068
Standard Bank Group Ltd.	22,000,895	264,796
Steinhoff International Holdings Ltd.	42,708,939	260,248
FirstRand Ltd.	55,390,024	239,600
Remgro Ltd.	8,772,346	181,634
Sanlam Ltd.	31,997,253	169,044
Aspen Pharmacare Holdings Ltd.	5,563,473	163,959
Bidvest Group Ltd.	5,865,705	143,499
Woolworths Holdings Ltd./South Africa	16,120,265	126,513
Shoprite Holdings Ltd.	7,917,719	105,259
Growthpoint Properties Ltd.	45,562,715	100,139
Barclays Africa Group Ltd.	5,886,412	86,701
Netcare Ltd.	26,906,370	86,281
Mr Price Group Ltd.	4,261,263	84,950
Nedbank Group Ltd.	3,590,075	71,968
* Brait SE	5,924,055	71,647
Mediclinic International Ltd.	7,913,034	70,463
Vodacom Group Ltd.	5,944,804	68,849

	Tiger Brands Ltd.	2,943,037	66,261
	RMB Holdings Ltd.	12,049,431	65,543
	Redefine Properties Ltd.	69,763,398	63,672
	Discovery Ltd.	5,837,160	62,641
	Life Healthcare Group Holdings Ltd.	17,863,133	52,812
	Mondi Ltd.	2,191,931	52,437
	Truworths International Ltd.	7,691,947	51,999
	SPAR Group Ltd.	3,130,091	48,950
	Hyprop Investments Ltd.	4,442,295	45,468
*	AngloGold Ashanti Ltd.	7,305,937	44,412
	MMI Holdings Ltd./South Africa	18,534,242	43,131
	Imperial Holdings Ltd.	3,119,902	42,174
	Investec Ltd.	4,418,855	40,017
	Foschini Group Ltd.	3,379,754	38,481
	Gold Fields Ltd.	13,992,909	38,264
	Pioneer Foods Ltd.	2,365,115	37,166
	Resilient Property Income Fund Ltd.	4,469,609	35,592
	AVI Ltd.	5,559,230	35,196
	Capitec Bank Holdings Ltd.	945,597	34,822
*	Impala Platinum Holdings Ltd.	9,395,051	33,885
	Clicks Group Ltd.	4,443,120	33,864
	Capital Property Fund Ltd.	28,058,064	32,678
*	Sappi Ltd.	9,754,273	32,179
	Coronation Fund Managers Ltd.	4,883,125	29,909
	Barloworld Ltd.	4,174,505	29,678
	Nampak Ltd.	11,051,795	28,026
	Telkom SA SOC Ltd.	5,627,630	27,321
	EOH Holdings Ltd.	1,963,283	26,744
*	Anglo American Platinum Ltd.	1,077,458	22,499
	Liberty Holdings Ltd.	1,928,388	21,672
	Massmart Holdings Ltd.	1,955,418	20,898
	Tongaat Hulett Ltd.	2,047,856	19,745
	Pick n Pay Stores Ltd.	4,179,678	19,537
	PSG Group Ltd.	1,208,278	19,062
	DataTec Ltd.	3,459,363	18,692
	JSE Ltd.	1,566,695	18,225
	AECI Ltd.	2,125,849	18,145
*	Attacq Ltd.	10,403,632	18,107
	Sibanye Gold Ltd.	13,490,737	17,829
*	Northam Platinum Ltd.	6,284,508	17,196
	Omnia Holdings Ltd.	1,135,413	15,747
	PPC Ltd.	8,788,049	15,620
	Sun International Ltd./South Africa	1,655,896	15,082
^	Exxaro Resources Ltd.	2,474,651	14,700
	Reunert Ltd.	2,906,260	14,508
*	Distell Group Ltd.	800,307	10,842
	Santam Ltd.	638,217	10,780
	Pick n Pay Holdings Ltd.	4,917,923	10,384
	African Rainbow Minerals Ltd.	1,824,524	10,082
^	Kumba Iron Ore Ltd.	1,054,480	9,110
	Grindrod Ltd.	8,113,276	8,597
	Murray & Roberts Holdings Ltd.	7,670,558	7,871
	Wilson Bayly Holmes-Ovcon Ltd.	976,111	7,367
	Alexander Forbes Group Holdings Ltd.	9,982,493	7,104
*,^ Harmony Gold Mining Co. Ltd.		7,313,380	6,961
	Fountainhead Property Trust	7,904,036	6,035
*,^ Adcock Ingram Holdings Ltd.		1,352,732	5,357

	Illovo Sugar Ltd.	4,201,098	4,435
^	Assore Ltd.	648,269	4,330
	Oceana Group Ltd.	534,464	4,223
*,^ ArcelorMittal South Africa Ltd.		2,984,502	3,458
*	Royal Bafokeng Platinum Ltd.	1,129,971	3,241
*,^ Adbee Rf Ltd.		238,718	646
*	African Bank Investments Ltd.	23,997,414	—
*,^ Adcock Ingram Holdings Ltd. Warrants Expires 7/26/2019		73,897	—
			5,716,927
Taiwan (13.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	252,531,845	1,109,169
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	36,484,578	806,674
	Hon Hai Precision Industry Co. Ltd.	232,907,722	665,989
	MediaTek Inc.	26,798,192	281,446
	Fubon Financial Holding Co. Ltd.	133,395,336	243,507
	Cathay Financial Holding Co. Ltd.	144,298,966	233,026
	Nan Ya Plastics Corp.	103,161,253	210,496
*	CTBC Financial Holding Co. Ltd.	270,373,691	196,159
	Formosa Plastics Corp.	88,507,616	196,005
	Formosa Chemicals & Fibre Corp.	80,392,918	190,520
	Largan Precision Co. Ltd.	1,847,135	187,616
	Delta Electronics Inc.	36,672,245	180,687
	China Steel Corp.	224,462,385	160,693
	Mega Financial Holding Co. Ltd.	182,413,340	155,978
	Uni-President Enterprises Corp.	85,826,715	151,185
	Catcher Technology Co. Ltd.	13,177,463	145,356
	Asustek Computer Inc.	13,195,958	119,155
^	Chunghwa Telecom Co. Ltd. ADR	3,568,784	110,811
	Taiwan Mobile Co. Ltd.	30,955,796	102,487
	Chunghwa Telecom Co. Ltd.	32,953,913	102,304
	Pegatron Corp.	35,096,897	98,789
	Hotai Motor Co. Ltd.	7,527,000	96,503
	Quanta Computer Inc.	48,793,165	94,106
	Yuanta Financial Holding Co. Ltd.	182,143,679	86,052
	China Development Financial Holding Corp.	260,382,649	85,689
	Formosa Petrochemical Corp.	34,996,393	82,430
	E.Sun Financial Holding Co. Ltd.	134,823,105	82,017
	First Financial Holding Co. Ltd.	144,975,333	77,898
	Advanced Semiconductor Engineering Inc.	66,075,717	75,953
	President Chain Store Corp.	10,424,647	75,794
	Hua Nan Financial Holdings Co. Ltd.	129,063,992	73,395
	Far Eastern New Century Corp.	74,273,322	70,131
	Taiwan Cooperative Financial Holding Co. Ltd.	138,695,006	69,602
	Far EasTone Telecommunications Co. Ltd.	29,505,343	69,011
	Pou Chen Corp.	48,448,531	68,674
	SinoPac Financial Holdings Co. Ltd.	159,181,524	67,759
	Cheng Shin Rubber Industry Co. Ltd.	34,064,883	65,707
	Taiwan Cement Corp.	59,580,877	64,554
	Innolux Corp.	179,102,726	62,417
	Taishin Financial Holding Co. Ltd.	151,684,607	60,154
	Foxconn Technology Co. Ltd.	19,682,499	59,493
	Compal Electronics Inc.	76,928,629	51,604
	Advanced Semiconductor Engineering Inc. ADR	9,195,992	51,498
	Hermes Microvision Inc.	1,009,369	50,322
	Asia Cement Corp.	43,278,529	47,506
	Giant Manufacturing Co. Ltd.	5,259,721	44,185
*	Lite-On Technology Corp.	39,735,458	43,550

United Microelectronics Corp. ADR	23,722,295	42,700
Advantech Co. Ltd.	6,255,619	42,128
Novatek Microelectronics Corp.	10,493,817	38,084
Shin Kong Financial Holding Co. Ltd.	127,273,185	37,115
United Microelectronics Corp.	98,295,970	35,241
Chang Hwa Commercial Bank Ltd.	59,614,294	33,331
Inventec Corp.	56,319,489	32,037
Siliconware Precision Industries Co. Ltd. ADR	5,407,203	30,605
* HTC Corp.	13,876,925	30,480
Siliconware Precision Industries Co. Ltd.	26,729,860	30,337
AU Optronics Corp.	92,924,669	30,135
Synnex Technology International Corp.	23,941,055	28,839
* Inotera Memories Inc.	47,037,000	28,121
* Wistron Corp.	43,120,136	28,104
Chicony Electronics Co. Ltd.	10,559,090	27,466
Teco Electric and Machinery Co. Ltd.	34,048,000	26,703
* Eva Airways Corp.	33,531,242	24,235
^ AU Optronics Corp. ADR	6,738,331	22,439
* Acer Inc.	53,642,632	22,161
Taiwan Fertilizer Co. Ltd.	13,631,100	19,895
* Taiwan Business Bank	66,947,808	19,496
Vanguard International Semiconductor Corp.	16,216,000	19,054
* China Airlines Ltd.	42,773,050	19,047
Formosa Taffeta Co. Ltd.	19,912,868	18,743
Realtek Semiconductor Corp.	8,803,241	17,301
Wan Hai Lines Ltd.	19,803,450	16,601
* TPK Holding Co. Ltd.	4,693,667	16,073
Transcend Information Inc.	5,372,981	15,958
Yulon Motor Co. Ltd.	15,774,584	15,395
Evergreen Marine Corp. Taiwan Ltd.	30,945,358	14,857
Eternal Materials Co. Ltd.	15,111,697	14,710
Taiwan Secom Co. Ltd.	4,870,805	14,657
* Walsin Lihwa Corp.	63,727,770	14,110
Epistar Corp.	15,900,732	13,835
Capital Securities Corp.	42,981,422	13,152
* Taiwan Glass Industry Corp.	25,734,551	11,598
Unimicron Technology Corp.	24,300,754	11,479
Far Eastern International Bank	33,172,607	11,459
Feng Hsin Iron & Steel Co.	9,067,310	10,439
U-Ming Marine Transport Corp.	8,051,356	10,331
* Cheng Uei Precision Industry Co. Ltd.	6,991,473	9,721
* Macronix International	65,922,541	9,714
China Motor Corp.	13,216,000	9,612
* Yang Ming Marine Transport Corp.	26,083,195	8,969
Oriental Union Chemical Corp.	13,151,000	8,607
Cathay Real Estate Development Co. Ltd.	17,052,000	8,230
President Securities Corp.	17,311,000	7,476
YFY Inc.	22,827,000	7,400
Nanya Technology Corp.	6,486,000	7,040
Ton Yi Industrial Corp.	13,697,000	6,651
Nan Ya Printed Circuit Board Corp.	4,378,521	4,472
* Yulon Nissan Motor Co. Ltd.	416,188	4,095
* First Financial Holding Co. Ltd. Rights Expire 9/11/2015	17,642,077	1,285
* Ya Hsin Industrial Co. Ltd.	5,306,018	—
		8,425,779
Thailand (2.6%)
* Advanced Info Service PCL (Local)	21,561,377	152,864

*	Siam Commercial Bank PCL (Local)	28,184,757	121,521
*	CP ALL PCL (Local)	79,965,430	108,866
^	Siam Cement PCL (Foreign)	5,121,217	76,950
	PTT PCL (Foreign)	8,133,737	75,140
*	PTT PCL	7,333,200	67,745
*	PTT Exploration and Production PCL (Local)	25,233,906	66,615
*	Airports of Thailand PCL	7,783,100	64,905
*	Kasikornbank PCL	12,816,700	64,728
^	Intouch Holdings PCL NVDR	26,842,900	62,260
	Kasikornbank PCL (Foreign)	8,336,449	42,220
*	Bangkok Dusit Medical Services PCL	70,577,200	40,299
*	Bangkok Bank PCL (Local)	8,389,343	39,550
	PTT Global Chemical PCL	20,151,407	35,283
*	Central Pattana PCL	24,780,028	33,216
	Big C Supercenter PCL NVDR	6,231,900	32,422
	Krung Thai Bank PCL (Foreign)	62,528,551	31,031
*	True Corp. PCL	98,482,400	30,157
*	BTS Group Holdings PCL	104,460,600	29,156
*	TMB Bank PCL	406,833,100	27,016
*	Total Access Communication PCL (Local)	13,260,100	26,418
*	Minor International PCL	31,509,830	26,152
*	Thai Oil PCL	15,607,800	21,295
*	Thai Union Frozen Products PCL	37,427,800	20,065
*	Delta Electronics Thailand PCL	8,640,200	19,733
*	Charoen Pokphand Foods PCL	32,918,400	19,512
*	Electricity Generating PCL	4,454,100	19,397
*	PTT Global Chemical	10,009,300	17,525
	Glow Energy PCL (Foreign)	6,520,655	16,511
	IRPC PCL (Foreign)	138,017,360	16,433
	Charoen Pokphand Foods PCL (Foreign)	27,394,400	16,237
*	Banpu PCL (Local)	20,881,800	14,804
	Indorama Ventures PCL	19,164,164	14,398
^	Land & Houses PCL	63,407,380	14,302
*	Siam City Cement PCL (Local)	1,335,883	13,867
*,^ True Corp. PCL (Foreign)		42,285,523	12,948
*	Home Product Center PCL	72,355,680	12,831
^	Ratchaburi Electricity Generating Holding PCL	7,485,600	11,414
^	BEC World PCL (Foreign)	10,649,325	10,867
*	Bangkok Life Assurance PCL	6,174,200	8,580
*	BEC World PCL	6,780,500	6,919
*	Berli Jucker PCL	6,961,300	6,564
	Siam Cement PCL NVDR	376,300	5,611
*	Indorama Ventures	7,253,300	5,449
*	IRPC PCL	43,805,400	5,216
*	Thai Airways International PCL	8,863,100	3,151
*	Glow Energy PCL	916,900	2,322
	Bangkok Bank PCL (Foreign)	397,200	1,873
*	Krung Thai Bank PCL	3,189,500	1,583
^	Intouch Holdings PCL (Foreign)	506,050	1,174
*	Intouch Holdings PCL	192,400	446
*	Big C Supercenter PCL	41,600	216
*	Indorama Ventures PCL Warrants Expire 8/24/2017	2,633,776	173
*	Siam Cement PCL	11,600	173
*	Indorama Ventures Warrants Expire 8/24/2018	2,025,981	131
*	Minor International Warrants Expire 11/03/2017	1,432,265	126
	Bank of Ayudhya PCL	558	1
	Total Access Communication PCL (Foreign)		—

Total Access Communication PCL		—
		1,576,361
Turkey (1.6%)
Turkiye Garanti Bankasi AS	38,137,198	112,868
Akbank TAS	37,258,998	99,781
BIM Birlesik Magazalar AS	4,079,988	69,475
Turkcell Iletisim Hizmetleri AS	14,383,089	65,863
* Tupras Turkiye Petrol Rafinerileri AS	2,228,380	57,851
KOC Holding AS	11,727,612	52,062
Haci Omer Sabanci Holding AS (Bearer)	14,879,257	50,909
Turkiye Halk Bankasi AS	11,350,247	49,571
Turkiye Is Bankasi	24,511,826	47,775
Eregli Demir ve Celik Fabrikalari TAS	25,371,249	38,091
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	36,985,655	34,707
* Turk Hava Yollari AO	9,993,644	32,570
Turkiye Vakiflar Bankasi TAO	19,597,861	29,567
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,701,493	29,041
Turk Telekomunikasyon AS	9,806,234	24,349
Yapi ve Kredi Bankasi AS	16,028,522	22,040
TAV Havalimanlari Holding AS	2,778,842	21,137
Coca-Cola Icecek AS	1,277,521	18,420
Arcelik AS	3,191,744	16,819
Enka Insaat ve Sanayi AS	9,214,012	16,729
Ford Otomotiv Sanayi AS	1,309,187	15,575
Ulker Biskuvi Sanayi AS	2,711,528	15,129
Tofas Turk Otomobil Fabrikasi AS	2,230,509	14,586
Turkiye Sise ve Cam Fabrikalari AS	9,920,213	11,207
* Petkim Petrokimya Holding AS	7,038,047	10,567
Aselsan Elektronik Sanayi Ve Ticaret AS	1,736,374	9,401
Turkiye Sinai Kalkinma Bankasi AS	13,264,898	8,322
Koza Altin Isletmeleri AS	800,427	6,727
Turk Traktor ve Ziraat Makineleri AS	244,437	6,425
Yazicilar Holding AS Class A	744,486	5,347
Aygaz AS	1,299,331	4,893
Akcansa Cimento AS	725,531	4,111
* Pegasus Hava Tasimaciligi AS	290,297	2,552
* Migros Ticaret AS	332,538	2,478
		1,006,945
United Arab Emirates (1.0%)
Emaar Properties PJSC	64,870,555	139,535
First Gulf Bank PJSC	20,768,929	87,651
Abu Dhabi Commercial Bank PJSC	32,957,456	74,240
DP World Ltd.	3,017,356	68,645
Aldar Properties PJSC	57,785,254	42,323
Union National Bank PJSC	20,374,673	39,110
Dubai Islamic Bank PJSC	18,327,691	37,426
* Emaar Malls Group PJSC	38,619,156	34,174
* Arabtec Holding PJSC	38,309,018	24,752
Air Arabia PJSC	42,241,935	18,499
* Dubai Parks & Resorts PJSC	46,194,034	16,225
Dubai Financial Market PJSC	29,563,037	15,490
Al Waha Capital PJSC	17,861,337	12,120
Dubai Investments PJSC	12,891,272	10,214
* Dana Gas PJSC	55,802,470	8,307
* Deyaar Development PJSC	26,515,495	5,934

Union Properties PJSC			17,034,345	5,519
				640,164
Total Common Stocks (Cost $63,197,863)				60,426,977
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.6%)[1]
Money Market Fund (2.6%)
[3,4] Vanguard Market Liquidity Fund	0.152%		1,568,138,888	1,568,139

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Federal Home Loan Bank Discount Notes	0.088%	9/4/15	5,000	4,999
[5,6] Federal Home Loan Bank Discount Notes	0.090%	9/18/15	11,000	10,998
[5,6] Federal Home Loan Bank Discount Notes	0.095%	10/21/15	900	900
[5,6] Federal Home Loan Bank Discount Notes	0.100%	10/23/15	1,600	1,600
[6,7] Freddie Mac Discount Notes	0.125%	10/30/15	10,000	9,997
				28,494
Total Temporary Cash Investments (Cost $1,596,634)				1,596,633
Total Investments (101.4%) (Cost $64,794,497)				62,023,610
Other Assets and Liabilities-Net (-1.4%)[4]				(852,097)
Net Assets (100%)				61,171,513

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $746,279,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate value of these securities was $411,897,000, representing 0.7% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $1,104,236,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $28,494,000 have been segregated as initial margin for open futures contracts.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events,

Emerging Markets Stock Index Fund

and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	8,870,459	691,677	3,646
Common Stocks—Other	1,371,382	49,396,822	92,991
Temporary Cash Investments	1,568,139	28,494	—
Futures Contracts—Assets[1]	6,315	—	—
Futures Contracts—Liabilities[1]	(451)	—	—
Total	11,815,844	50,116,993	96,637
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the

Emerging Markets Stock Index Fund

fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
MSCI Emerging Markets	September 2015	12,000	540,000	(32,718)
S&P 500 Index	September 2015	220	115,412	1,251
E-mini S&P 500 Index	September 2015	600	62,952	(163)
				(31,630)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At July 31, 2015, the cost of investment securities for tax purposes was $64,833,925,000. Net unrealized depreciation of investment securities for tax purposes was $2,810,315,000, consisting of unrealized gains of $10,978,840,000 on securities that had risen in value since their purchase and $13,789,155,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total World Stock Index Fund

Schedule of Investments
As of July 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Australia (2.3%)
Commonwealth Bank of Australia	281,223	17,972
Westpac Banking Corp.	542,520	13,818
National Australia Bank Ltd.	461,540	11,702
Australia & New Zealand Banking Group Ltd.	482,490	11,511
BHP Billiton Ltd.	566,308	10,891
CSL Ltd.	84,599	6,112
Wesfarmers Ltd.	186,226	5,769
Woolworths Ltd.	225,742	4,713
Macquarie Group Ltd.	64,926	3,897
Woodside Petroleum Ltd.	143,283	3,734
Telstra Corp. Ltd.	693,685	3,287
Brambles Ltd.	394,661	3,135
Rio Tinto Ltd.	74,417	2,871
QBE Insurance Group Ltd.	226,776	2,417
Scentre Group	827,345	2,396
AMP Ltd.	496,730	2,395
Transurban Group	317,537	2,311
Suncorp Group Ltd.	220,963	2,306
Westfield Corp.	309,888	2,269
Insurance Australia Group Ltd.	501,265	2,154
Amcor Ltd.	194,634	2,048
Origin Energy Ltd.	205,496	1,700
* Newcrest Mining Ltd.	182,188	1,504
Orica Ltd.	102,781	1,441
Aurizon Holdings Ltd.	364,493	1,410
Goodman Group	280,806	1,338
AGL Energy Ltd.	102,201	1,244
* South32 Ltd.	952,271	1,240
APA Group	185,000	1,228
Federation Centres	537,197	1,177
Stockland	373,709	1,159
Caltex Australia Ltd.	43,097	1,087
James Hardie Industries plc	75,161	1,041
Ramsay Health Care Ltd.	20,509	1,001
Oil Search Ltd.	182,902	995
ASX Ltd.	30,451	988
Lend Lease Group	86,201	981
Sonic Healthcare Ltd.	64,903	980
Asciano Ltd.	163,578	970
GPT Group	269,880	908
Dexus Property Group	152,729	867
Santos Ltd.	160,701	867
Mirvac Group	569,979	786
Computershare Ltd.	83,750	756
Tatts Group Ltd.	247,931	720
Incitec Pivot Ltd.	265,656	702
Sydney Airport	168,668	693
Cochlear Ltd.	9,588	641
Aristocrat Leisure Ltd.	100,897	634

Seek Ltd.	56,411	622
Coca-Cola Amatil Ltd.	90,965	616
Bendigo & Adelaide Bank Ltd.	64,180	615
GUD Holdings Ltd.	89,641	612
* Medibank Pvt Ltd.	391,369	597
Crown Resorts Ltd.	59,158	588
Boral Ltd.	114,861	557
Bank of Queensland Ltd.	55,281	555
Challenger Ltd.	97,519	510
Tabcorp Holdings Ltd.	143,747	509
Treasury Wine Estates Ltd.	113,942	480
Echo Entertainment Group Ltd.	130,400	478
* Qantas Airways Ltd.	168,836	462
Ansell Ltd.	24,880	456
Alumina Ltd.	374,493	406
^ Flight Centre Travel Group Ltd.	15,054	391
Iluka Resources Ltd.	64,898	373
Healthscope Ltd.	180,631	361
^ Fortescue Metals Group Ltd.	266,879	361
DUET Group (Stapled Security)	217,692	350
WorleyParsons Ltd.	51,528	346
TPG Telecom Ltd.	49,290	342
AusNet Services	331,515	336
Orora Ltd.	184,434	314
Recall Holdings Ltd.	56,290	295
* CIMIC Group Ltd.	16,745	291
Harvey Norman Holdings Ltd.	87,226	284
ALS Ltd.	72,094	282
Domino's Pizza Enterprises Ltd.	9,546	282
carsales.com Ltd.	35,013	277
DuluxGroup Ltd.	62,104	276
REA Group Ltd.	8,499	269
IOOF Holdings Ltd.	38,924	263
Reject Shop Ltd.	56,527	262
Veda Group Ltd.	145,800	261
M2 Group Ltd.	32,084	259
Magellan Financial Group Ltd.	18,373	249
Fairfax Media Ltd.	394,420	245
Downer EDI Ltd.	73,111	243
Charter Hall Group	69,676	241
InvoCare Ltd.	24,361	240
Primary Health Care Ltd.	69,027	232
BT Investment Management Ltd.	32,452	230
BlueScope Steel Ltd.	85,589	226
IRESS Ltd.	29,801	226
Qube Holdings Ltd.	125,155	223
BWP Trust	89,415	220
Investa Office Fund	75,706	219
Adelaide Brighton Ltd.	62,069	214
CSR Ltd.	77,533	212
* ARB Corp. Ltd.	19,394	201
Shopping Centres Australasia Property Group	128,582	201
* Australian Agricultural Co. Ltd.	187,667	196
JB Hi-Fi Ltd.	13,341	188
Cromwell Property Group	226,795	185
* DUET Group	114,621	184
Vocus Communications Ltd.	39,140	176

	Sandfire Resources NL	38,621	170
	Sirtex Medical Ltd.	7,462	168
	Aveo Group	83,081	167
	GrainCorp Ltd. Class A	25,389	165
	Sims Metal Management Ltd.	23,894	165
	Platinum Asset Management Ltd.	29,340	162
*,^ Liquefied Natural Gas Ltd.		69,122	161
	Northern Star Resources Ltd.	105,349	160
	Perpetual Ltd.	4,888	160
	Macquarie Atlas Roads Group	63,433	158
	Select Harvests Ltd.	16,297	157
	Super Retail Group Ltd.	23,090	156
	iiNET Ltd.	22,593	155
	Navitas Ltd.	50,787	153
	Nufarm Ltd.	26,632	150
	G8 Education Ltd.	58,334	145
	Charter Hall Retail REIT	45,936	145
	nib holdings Ltd.	54,642	142
	Abacus Property Group	62,402	142
	Slater & Gordon Ltd.	55,852	139
	Ardent Leisure Group	77,614	137
	OZ Minerals Ltd.	50,109	136
	Sigma Pharmaceuticals Ltd.	209,696	133
	Genworth Mortgage Insurance Australia Ltd.	50,887	133
	Beach Energy Ltd.	182,176	130
	Seven West Media Ltd.	191,420	126
	Brickworks Ltd.	11,518	125
	Evolution Mining Ltd.	169,856	124
*	Regis Healthcare Ltd.	27,703	116
	GWA Group Ltd.	65,018	115
*	Estia Health Ltd.	25,174	114
	Spotless Group Holdings Ltd.	79,474	113
	Metcash Ltd.	129,865	109
	Western Areas Ltd.	46,674	106
	Independence Group NL	37,603	104
	iSentia Group Ltd.	40,814	104
	Steadfast Group Ltd.	85,557	102
	Nine Entertainment Co. Holdings Ltd.	89,948	100
*	Mayne Pharma Group Ltd.	115,565	99
	UXC Ltd.	147,016	98
	SAI Global Ltd.	29,194	96
*	Whitehaven Coal Ltd.	109,265	96
	Premier Investments Ltd.	9,643	94
	Retail Food Group Ltd.	22,951	89
*	AWE Ltd.	93,461	86
	Mantra Group Ltd.	31,448	83
	Credit Corp. Group Ltd.	8,434	83
	Growthpoint Properties Australia Ltd.	33,836	82
	Asaleo Care Ltd.	64,802	81
	Mineral Resources Ltd.	20,222	80
	Seven Group Holdings Ltd.	19,431	79
*	Sirius Resources NL	35,090	76
	Ingenia Communities Group	217,755	75
	Breville Group Ltd.	14,492	72
*	Karoon Gas Australia Ltd.	40,339	69
	Folkestone Education Trust	41,409	69
	SKILLED Group Ltd.	60,819	68

	Monadelphous Group Ltd.	10,830	68
*	Automotive Holdings Group Ltd.	21,030	68
*,^ Mesoblast Ltd.		23,196	67
	Technology One Ltd.	22,813	66
	Cover-More Group Ltd.	37,846	66
	Transpacific Industries Group Ltd.	126,486	66
	OzForex Group Ltd.	39,620	65
	Pact Group Holdings Ltd.	19,616	65
	National Storage REIT	51,828	63
	Altium Ltd.	18,786	62
	Myer Holdings Ltd.	66,718	61
	Hotel Property Investments	30,663	59
	Sunland Group Ltd.	46,201	56
*	Senex Energy Ltd.	319,614	55
*	Transfield Services Ltd.	57,532	54
	Australian Pharmaceutical Industries Ltd.	45,992	53
	Japara Healthcare Ltd.	26,153	53
	New Hope Corp. Ltd.	38,080	53
	McMillan Shakespeare Ltd.	5,068	53
	Southern Cross Media Group Ltd.	74,133	52
	Cardno Ltd.	24,848	52
	FlexiGroup Ltd.	23,453	52
	Astro Japan Property Group	13,425	51
	GDI Property Group	75,397	50
	Greencross Ltd.	10,999	49
*	Syrah Resources Ltd.	17,825	48
*	APN News & Media Ltd.	91,628	48
*	NEXTDC Ltd.	25,198	47
*	Virgin Australia Holdings Ltd.	143,665	46
*	Drillsearch Energy Ltd.	68,448	44
	Capitol Health Ltd.	76,464	41
	Tassal Group Ltd.	14,474	40
	Arrium Ltd.	450,831	39
*	Saracen Mineral Holdings Ltd.	138,314	39
	SMS Management & Technology Ltd.	14,483	38
	ERM Power Ltd.	23,151	36
*	iProperty Group Ltd.	16,531	36
	Village Roadshow Ltd.	7,604	36
*	Ten Network Holdings Ltd.	229,769	35
*	Energy World Corp. Ltd.	149,123	35
	Tox Free Solutions Ltd.	16,304	35
	TFS Corp. Ltd.	31,364	34
	Bega Cheese Ltd.	9,644	33
	Thorn Group Ltd.	17,486	33
	UGL Ltd.	22,674	33
	Webjet Ltd.	10,804	33
	STW Communications Group Ltd.	58,559	32
	Ainsworth Game Technology Ltd.	14,747	32
*	CuDeco Ltd.	35,034	32
	Cabcharge Australia Ltd.	13,013	32
*	Billabong International Ltd.	71,794	31
*	Regis Resources Ltd.	32,830	31
	MACA Ltd.	54,308	28
	Cedar Woods Properties Ltd.	7,313	28
	Virtus Health Ltd.	7,125	28
*	Pacific Brands Ltd.	86,743	27
	Bradken Ltd.	29,923	26

	Programmed Maintenance Services Ltd.	14,604	25
	RCR Tomlinson Ltd.	18,116	24
*	Paladin Energy Ltd.	153,176	23
	Dick Smith Holdings Ltd.	14,824	22
*	Sundance Energy Australia Ltd.	55,714	20
	Hills Ltd.	48,111	19
*	Macmahon Holdings Ltd.	314,164	19
	MMA Offshore Ltd.	40,368	16
	Cash Converters International Ltd.	29,337	15
	Mount Gibson Iron Ltd.	105,993	15
	Acrux Ltd.	27,063	13
*	Troy Resources Ltd.	60,145	13
*,^ Buru Energy Ltd.		42,599	12
*,^ Lynas Corp. Ltd.		437,604	11
*	Starpharma Holdings Ltd.	23,801	11
*	Energy Resources of Australia Ltd.	38,157	11
*	Horizon Oil Ltd.	149,601	10
*	Perseus Mining Ltd.	41,674	10
*	Resolute Mining Ltd.	53,798	9
*	Tiger Resources Ltd.	135,207	7
*	Medusa Mining Ltd.	17,452	7
	Beadell Resources Ltd.	77,976	7
	Decmil Group Ltd.	5,745	5
	Ausdrill Ltd.	19,488	4
*	Silver Lake Resources Ltd.	36,487	4
*	Linc Energy Ltd.	33,594	4
*	Boart Longyear Ltd.	41,694	3
	NRW Holdings Ltd.	24,486	3
	Atlas Iron Ltd.	61,964	2
*	BGP Holdings PLC	197,753	—
*	Jacana Minerals Ltd.	5,347	—
			175,616
Austria (0.1%)
	voestalpine AG	34,357	1,472
*	Erste Group Bank AG	45,386	1,359
	ANDRITZ AG	11,167	623
	OMV AG	22,760	606
*	IMMOFINANZ AG	151,773	372
	Wienerberger AG	20,167	332
*	Raiffeisen Bank International AG	19,457	283
	Zumtobel Group AG	6,626	207
	Vienna Insurance Group AG Wiener Versicherung Gruppe	5,782	199
	Oesterreichische Post AG	4,318	193
	UNIQA Insurance Group AG	17,732	168
	CA Immobilien Anlagen AG	9,175	165
^	Verbund AG	10,223	158
	BUWOG AG	6,676	135
	RHI AG	3,814	95
*	Conwert Immobilien Invest SE	7,337	89
	Lenzing AG	1,176	86
	Schoeller-Bleckmann Oilfield Equipment AG	1,502	85
	Flughafen Wien AG	952	82
	Mayr Melnhof Karton AG	708	82
	Telekom Austria AG	10,794	73
	S IMMO AG	7,798	69
	Semperit AG Holding	1,094	45
	Strabag SE	1,787	43

Palfinger AG	1,090	34
		7,055
Belgium (0.5%)
Anheuser-Busch InBev NV	137,276	16,362
KBC Groep NV	43,828	3,052
Ageas	58,546	2,407
UCB SA	20,068	1,553
Umicore SA	35,397	1,550
Delhaize Group	17,021	1,535
Solvay SA Class A	8,669	1,159
Groupe Bruxelles Lambert SA	11,707	966
Proximus	21,607	813
RTL Group SA	6,165	561
Colruyt SA	10,069	488
Ackermans & van Haaren NV	3,137	480
* Telenet Group Holding NV	7,436	419
bpost SA	13,619	385
Euronav NV	21,958	336
Cofinimmo SA	2,165	233
EVS Broadcast Equipment SA	8,149	230
Cie d'Entreprises CFE	1,711	228
Ontex Group NV	7,453	227
Fagron	4,348	204
Warehouses De Pauw CVA	2,327	184
Melexis NV	3,442	183
D'ieteren SA/NV	4,967	182
Elia System Operator SA/NV	4,096	172
Befimmo SA	2,451	155
* Nyrstar (Voting Shares)	42,132	124
Ion Beam Applications	3,801	118
Bekaert SA	3,709	108
* Tessenderlo Chemie NV (Voting Shares)	2,724	106
KBC Ancora	2,239	92
* Mobistar SA	4,121	89
Kinepolis Group NV	1,963	79
Econocom Group SA/NV	7,684	71
Van de Velde NV	888	55
* BHF Kleinwort Benson Group	9,317	55
* AGFA-Gevaert NV	18,029	54
Gimv NV	1,096	54
Intervest Offices & Warehouses NV	2,176	53
Wereldhave Belgium NV	434	46
Barco NV	689	46
* Cie Maritime Belge SA	1,632	26
* ThromboGenics NV	4,042	22
		35,262
Brazil (0.7%)
BRF SA	147,624	3,099
Itau Unibanco Holding SA Preference Shares	348,717	3,064
Banco Bradesco SA ADR	328,967	2,612
Ambev SA ADR	427,128	2,426
Ambev SA	418,917	2,381
Cielo SA	141,812	1,811
* Petroleo Brasileiro SA Preference Shares	529,792	1,625
* Petroleo Brasileiro SA	453,946	1,535
Itau Unibanco Holding SA ADR	166,768	1,448

Embraer SA ADR	48,965	1,364
Itausa - Investimentos Itau SA Preference Shares	552,289	1,355
Ultrapar Participacoes SA	61,048	1,253
Banco Bradesco SA Preference Shares	153,204	1,221
* Petroleo Brasileiro SA ADR	170,170	1,157
BB Seguridade Participacoes SA	98,239	925
Banco do Brasil SA	142,593	918
^ Vale SA-SP Class B ADR	170,584	897
Telefonica Brasil SA Preference Shares	65,664	866
Banco Bradesco SA	103,952	840
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	272,550	831
Vale SA Preference Shares	187,666	803
CCR SA	175,900	782
Vale SA Class B ADR	169,611	728
Kroton Educacional SA	250,736	703
Lojas Renner SA	20,000	636
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	25,621	561
Raia Drogasil SA	42,100	535
Fibria Celulose SA	39,000	519
Klabin SA	82,000	508
JBS SA	111,198	501
WEG SA	89,322	490
Souza Cruz SA	60,000	426
CETIP SA - Mercados Organizados	40,854	423
Vale SA	76,500	399
Tractebel Energia SA	36,300	384
Lojas Americanas SA Preference Shares	72,188	364
Equatorial Energia SA	34,800	356
* Hypermarcas SA	58,312	345
CPFL Energia SA	58,268	328
Cia Energetica de Minas Gerais Preference Shares	111,500	307
Grupo BTG Pactual	40,900	307
Tim Participacoes SA	110,200	302
Cia de Saneamento Basico do Estado de Sao Paulo	58,200	297
Suzano Papel e Celulose SA Preference Shares Class A	58,834	289
BR Malls Participacoes SA	74,500	280
TOTVS SA	23,000	236
Multiplan Empreendimentos Imobiliarios SA	16,500	225
M Dias Branco SA	9,900	224
Natura Cosmeticos SA	28,200	210
Localiza Rent a Car SA	25,400	209
Qualicorp SA	34,800	207
Gerdau SA Preference Shares	107,200	185
Braskem SA Preference Shares	49,072	180
Estacio Participacoes SA	43,200	179
Odontoprev SA	51,300	167
Sul America SA	31,909	161
Banco do Estado do Rio Grande do Sul SA Preference Shares	54,088	156
Porto Seguro SA	12,772	145
Cia Energetica de Sao Paulo Preference Shares	24,085	135
Cia Hering	38,400	133
* Petroleo Brasileiro SA ADR Type A	19,355	119
MRV Engenharia e Participacoes SA	52,900	119
Cia Paranaense de Energia Preference Shares	11,500	119
Centrais Eletricas Brasileiras SA Preference Shares	46,500	116
EDP - Energias do Brasil SA	30,300	116
Lojas Americanas SA	28,720	112

Multiplus SA	9,100	110
BR Properties SA	32,400	107
Cia Energetica de Minas Gerais	35,922	103
Cyrela Brazil Realty SA Empreendimentos e Participacoes	37,898	103
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
Identificacao S.A	6,800	99
Linx SA	6,600	97
Bradespar SA Preference Shares	33,000	95
* B2W Cia Digital	17,620	93
Tim Participacoes SA ADR	6,700	91
* Rumo Logistica Operadora Multimodal SA	324,832	86
Duratex SA	42,371	86
Usinas Siderurgicas de Minas Gerais SA	30,200	85
Transmissora Alianca de Energia Eletrica SA	13,627	83
* Somos Educacao SA	21,800	81
Cosan SA Industria e Comercio	12,900	78
Smiles SA	4,700	76
AES Tiete SA Preference Shares	13,700	73
^ Cia Siderurgica Nacional SA ADR	55,570	70
Fleury SA	11,700	61
EcoRodovias Infraestrutura e Logistica SA	29,800	60
Gerdau SA ADR	34,726	60
Cia Siderurgica Nacional SA	47,400	60
* Oi SA Preference Shares	38,851	55
* Restoque Comercio e Confeccoes de Roupas SA	34,500	55
* Marfrig Global Foods SA	34,700	54
* Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	12,108	53
Alupar Investimento SA	11,100	53
Cia Energetica de Minas Gerais ADR	19,000	52
Usinas Siderurgicas de Minas Gerais SA Preference Shares	44,700	51
Sao Martinho SA	5,100	50
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	4,084	49
Marcopolo SA Preference Shares	70,300	47
* Centrais Eletricas Brasileiras SA	26,900	46
Via Varejo SA	17,900	45
Metalurgica Gerdau SA Preference Shares Class A	41,700	43
Cia de Saneamento de Minas Gerais-COPASA	11,500	40
Tupy SA	7,400	39
Cia Paranaense de Energia	5,400	37
Iguatemi Empresa de Shopping Centers SA	5,300	37
Light SA	8,773	36
Grendene SA	6,900	36
* Minerva SA	10,300	34
Cia Energetica do Ceara Preference Shares	2,819	33
SLC Agricola SA	6,300	32
Mahle-Metal Leve SA	5,200	31
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	2,586	31
AES Tiete SA	5,800	30
* Gafisa SA	40,500	30
Alpargatas SA Preference Shares	13,189	30
* Oi SA	20,455	30
Arteris SA	10,500	29
Diagnosticos da America SA	9,520	28
JSL SA	9,200	28
Sonae Sierra Brasil SA	5,200	26
Santos Brasil Participacoes SA	7,000	26
Aliansce Shopping Centers SA	6,200	25

Arezzo Industria e Comercio SA	3,700	23
GAEC Educacao SA	4,964	23
Ez Tec Empreendimentos e Participacoes SA	5,673	23
Iochpe-Maxion SA	6,300	22
QGEP Participacoes SA	11,900	22
Guararapes Confeccoes SA	1,100	21
* Gol Linhas Aereas Inteligentes SA Preference Shares	11,700	19
* Mills Estruturas e Servicos de Engenharia SA	9,400	17
* PDG Realty SA Empreendimentos e Participacoes	240,800	17
* Magnesita Refratarios SA	18,300	14
Randon Participacoes SA Preference Shares	15,250	14
Oi SA ADR	9,817	13
* International Meal Co. Alimentacao SA	5,600	13
Tecnisa SA	13,900	13
JHSF Participacoes SA	22,834	13
Even Construtora e Incorporadora SA	15,000	13
Embraer SA	1,820	13
Brasil Brokers Participacoes SA	20,300	12
LPS Brasil Consultoria de Imoveis SA	8,200	12
Marisa Lojas SA	4,500	11
* Tegma Gestao Logistica	4,000	11
Helbor Empreendimentos SA	15,730	10
Direcional Engenharia SA	9,000	10
Ser Educacional SA	2,300	7
Cosan Logistica SA	12,900	7
* Brasil Pharma SA	31,700	6
* Gol Linhas Aereas Inteligentes SA Preference Shares Rights Exp. 08/14/2015	2,646	—
		50,211
Canada (3.0%)
Royal Bank of Canada	250,504	14,607
* Valeant Pharmaceuticals International Inc.	55,200	14,153
Toronto-Dominion Bank	322,380	13,008
Bank of Nova Scotia	210,314	10,322
Canadian National Railway Co.	123,152	7,683
Suncor Energy Inc.	257,514	7,254
Enbridge Inc.	149,180	6,503
Brookfield Asset Management Inc. Class A (Toronto Shares)	175,199	6,117
Manulife Financial Corp.	333,078	5,901
^ Bank of Montreal (Toronto Shares)	104,629	5,838
Canadian Imperial Bank of Commerce	71,032	5,076
Canadian Pacific Railway Ltd.	31,059	5,000
Canadian Natural Resources Ltd.	193,260	4,717
TransCanada Corp.	121,308	4,715
Magna International Inc.	73,709	4,005
Potash Corp. of Saskatchewan Inc.	143,896	3,915
Sun Life Financial Inc.	104,514	3,411
Agrium Inc.	31,241	3,196
Alimentation Couche-Tard Inc. Class B	65,100	2,905
Thomson Reuters Corp.	58,401	2,364
Goldcorp Inc.	174,586	2,329
Rogers Communications Inc. Class B	59,200	2,076
Cenovus Energy Inc.	139,774	2,037
Loblaw Cos. Ltd.	37,135	2,025
* CGI Group Inc. Class A	53,788	2,009
BCE Inc.	45,016	1,853
National Bank of Canada	52,904	1,850
* Fairfax Financial Holdings Ltd.	3,700	1,784

Restaurant Brands International Inc.	38,202	1,653
Imperial Oil Ltd.	42,690	1,580
Keyera Corp.	47,764	1,570
^ Pembina Pipeline Corp.	53,000	1,543
Canadian Utilities Ltd. Class A	51,966	1,460
Intact Financial Corp.	20,900	1,441
Shaw Communications Inc. Class B	64,520	1,369
^ Canadian Tire Corp. Ltd. Class A	13,518	1,348
Power Corp. of Canada	56,090	1,319
Great-West Lifeco Inc.	46,100	1,306
Cameco Corp.	92,566	1,271
Gildan Activewear Inc.	38,900	1,255
Fortis Inc.	43,644	1,250
Barrick Gold Corp. (Toronto Shares)	175,808	1,243
^ Inter Pipeline Ltd.	58,100	1,215
Metro Inc.	43,550	1,185
Encana Corp.	151,894	1,154
TELUS Corp.	32,700	1,116
Constellation Software Inc.	2,500	1,112
^ Crescent Point Energy Corp.	72,600	1,100
Dollarama Inc.	17,700	1,054
Franco-Nevada Corp.	24,800	1,007
Agnico Eagle Mines Ltd.	44,840	992
First Quantum Minerals Ltd.	122,523	979
^ RioCan REIT	47,600	975
Power Financial Corp.	36,560	970
CI Financial Corp.	37,000	935
Silver Wheaton Corp.	70,688	925
Saputo Inc.	40,300	923
Open Text Corp.	19,500	885
Husky Energy Inc.	48,460	885
* BlackBerry Ltd.	109,972	853
^ ARC Resources Ltd.	55,100	824
Onex Corp.	14,200	815
SNC-Lavalin Group Inc.	24,300	796
^ Allied Properties REIT	27,400	763
^ Artis REIT	75,000	755
* Tourmaline Oil Corp.	29,400	727
CCL Industries Inc. Class B	5,100	713
Methanex Corp.	15,200	685
H&R REIT	39,703	678
George Weston Ltd.	7,800	655
Teck Resources Ltd. Class B	84,008	619
Progressive Waste Solutions Ltd.	21,100	574
* Element Financial Corp.	37,500	568
^ AltaGas Ltd.	20,373	558
* Colliers International Group Inc.	13,100	546
* Turquoise Hill Resources Ltd.	160,269	545
DH Corp.	16,409	541
Empire Co. Ltd.	7,900	534
Industrial Alliance Insurance & Financial Services Inc.	15,600	525
Linamar Corp.	8,400	513
^ Veresen Inc.	43,877	497
Canadian Oil Sands Ltd.	87,000	496
^ Vermilion Energy Inc.	14,700	495
CAE Inc.	43,500	493
Finning International Inc.	27,600	480

^	PrairieSky Royalty Ltd.	23,200	476
	WSP Global Inc.	14,203	476
^	Cominar REIT	35,292	474
^	Peyto Exploration & Development Corp.	21,700	470
	IGM Financial Inc.	15,200	449
	Morguard REIT	34,540	434
	Eldorado Gold Corp.	120,105	413
	Yamana Gold Inc.	207,948	412
	West Fraser Timber Co. Ltd.	9,300	409
	Stantec Inc.	14,500	403
*,^ Amaya Inc.		16,275	399
	Hudson's Bay Co.	19,500	395
	FirstService Corp.	13,100	392
^	Whitecap Resources Inc.	43,259	377
	TMX Group Ltd.	9,964	375
*	IMAX Corp.	9,700	363
*	Lundin Mining Corp.	98,684	356
*	Kinross Gold Corp.	193,749	356
	Ritchie Bros Auctioneers Inc.	13,000	352
	Cineplex Inc.	9,500	346
	Atco Ltd.	11,500	345
^	Canadian REIT	10,600	345
	MacDonald Dettwiler & Associates Ltd.	5,800	344
	Laurentian Bank of Canada	8,935	338
	Bombardier Inc. Class B	268,228	334
	Canadian Apartment Properties REIT	15,400	330
^	Smart REIT	14,200	329
^	Emera Inc.	9,600	320
	TransForce Inc.	16,700	319
	Quebecor Inc. Class B	13,000	307
^	Home Capital Group Inc. Class B	12,200	297
	TransAlta Corp.	46,660	296
	Toromont Industries Ltd.	10,500	294
	Dream Office REIT	16,100	292
*	Seven Generations Energy Ltd. Class A	25,961	292
	Gibson Energy Inc.	19,700	290
	Tahoe Resources Inc.	34,034	277
	Aimia Inc.	25,400	275
*	Celestica Inc.	20,403	273
^	Baytex Energy Corp.	31,409	270
*	Detour Gold Corp.	27,700	269
^	Boardwalk REIT	6,000	264
	Capital Power Corp.	15,717	263
*	MEG Energy Corp.	24,200	259
	Canadian Western Bank	13,300	250
	Precision Drilling Corp.	48,700	248
	HudBay Minerals Inc.	37,165	240
	ShawCor Ltd.	9,900	233
	Chartwell Retirement Residences	25,400	232
*	Raging River Exploration Inc.	38,300	232
^	Parkland Fuel Corp.	12,400	226
*	Great Canadian Gaming Corp.	13,100	221
^	Enerplus Corp.	34,700	220
*	New Gold Inc.	98,500	218
	RONA Inc.	18,500	217
*	Canfor Corp.	11,900	216
	Maple Leaf Foods Inc.	12,300	213

	Algonquin Power & Utilities Corp.	28,600	209
	Granite REIT	6,800	209
	Jean Coutu Group PJC Inc. Class A	13,100	206
	First Capital Realty Inc.	14,200	201
^	Extendicare Inc.	30,200	199
^	Just Energy Group Inc.	34,800	187
	Barrick Gold Corp. (New York Shares)	26,426	187
*	ATS Automation Tooling Systems Inc.	15,000	185
^	Bank of Montreal (New York Shares)	3,309	185
	Westshore Terminals Investment Corp.	8,300	183
	TORC Oil & Gas Ltd.	32,814	177
^	Mullen Group Ltd.	11,800	172
	Transcontinental Inc. Class A	15,200	171
	Osisko Gold Royalties Ltd.	15,107	167
	Stella-Jones Inc.	4,900	166
	Cott Corp.	14,700	166
	Secure Energy Services Inc.	19,462	161
	Martinrea International Inc.	15,500	160
^	Canadian Energy Services & Technology Corp.	31,900	157
	Brookfield Asset Management Inc. Class A (New York Shares)	4,500	157
	Cogeco Cable Inc.	2,800	157
*,^ Pacific Rubiales Energy Corp.		54,765	153
*	Parex Resources Inc.	22,343	148
	Dominion Diamond Corp.	11,700	146
	Ensign Energy Services Inc.	18,800	146
^	Northland Power Inc.	11,652	142
^	Superior Plus Corp.	16,500	142
*	B2Gold Corp.	129,493	141
^	Pengrowth Energy Corp.	86,400	138
*	Alamos Gold Inc.	41,760	136
*	Paramount Resources Ltd. Class A	9,000	136
	Pason Systems Inc.	8,900	135
	Russel Metals Inc.	8,600	128
^	Bonavista Energy Corp.	34,000	127
	Norbord Inc.	6,472	126
^	Genworth MI Canada Inc.	5,200	123
*	Advantage Oil & Gas Ltd.	22,200	121
*	Kelt Exploration Ltd.	21,851	120
*,^ Sierra Wireless Inc.		4,900	120
	North West Co. Inc.	5,700	120
	Pan American Silver Corp.	19,224	120
^	Corus Entertainment Inc. Class B	11,100	119
	Nevsun Resources Ltd.	36,800	118
	Innergex Renewable Energy Inc.	13,000	107
	Centerra Gold Inc.	21,000	105
	Enerflex Ltd.	11,000	103
	Manitoba Telecom Services Inc.	4,600	102
	Bombardier Inc. Class A	74,500	100
	Bonterra Energy Corp.	5,400	100
*	NovaGold Resources Inc.	32,400	99
	Penn West Petroleum Ltd.	70,300	96
*	SEMAFO Inc.	43,200	94
*	NuVista Energy Ltd.	22,773	92
*	Torex Gold Resources Inc.	105,282	90
*	IAMGOLD Corp.	59,200	90
*	Birchcliff Energy Ltd.	18,800	85
*	Alacer Gold Corp.	36,900	76

*	Pretium Resources Inc.	14,500	72
	Canaccord Genuity Group Inc.	13,000	70
	OceanaGold Corp.	40,100	69
*	Crew Energy Inc.	18,600	68
*	Bankers Petroleum Ltd.	34,200	67
	Dorel Industries Inc. Class B	2,600	66
^	First National Financial Corp.	4,600	65
	InnVest REIT	16,500	63
*	China Gold International Resources Corp. Ltd.	46,000	63
*,^ Silver Standard Resources Inc.		10,900	63
	Dundee Corp. Class A	7,200	60
*	Primero Mining Corp.	23,100	60
^	AutoCanada Inc.	2,300	59
*	Athabasca Oil Corp.	48,500	56
^	Surge Energy Inc.	29,800	54
	Northern Property REIT	3,300	54
	Cascades Inc.	9,100	53
*	Gran Tierra Energy Inc. (Toronto Shares)	24,000	53
*,^ DREAM Unlimited Corp. Class A		7,200	53
	AGF Management Ltd. Class B	11,100	51
	Major Drilling Group International Inc.	14,400	50
*	Gran Tierra Energy Inc. (American Shares)	22,700	50
*	First Majestic Silver Corp.	15,700	48
*,^ Avigilon Corp.		3,900	48
*,^ Bellatrix Exploration Ltd.		23,434	46
	Aecon Group Inc.	5,400	45
*	Imperial Metals Corp.	7,400	45
	Trinidad Drilling Ltd.	15,600	39
	Trilogy Energy Corp.	10,700	38
^	Black Diamond Group Ltd.	3,500	37
	Sherritt International Corp.	34,400	35
	Trican Well Service Ltd.	16,200	35
	Torstar Corp. Class B	10,400	35
*	Capstone Mining Corp.	46,000	32
^	Sprott Inc.	18,900	30
	Calfrac Well Services Ltd.	6,200	28
^	Canexus Corp.	25,900	23
*,^ Denison Mines Corp.		38,200	20
*	AuRico Metals Inc.	18,362	7
*	Imperial Metals Corp. Rights Exp. 08/20/2015	7,400	—
			228,152
Chile (0.1%)
	Empresa Nacional de Electricidad SA ADR	39,838	1,639
	Empresas COPEC SA	56,309	563
	SACI Falabella	74,520	485
	Cencosud SA	213,869	458
	Enersis SA	1,505,735	454
	Enersis SA ADR	29,061	439
	Banco de Chile	4,040,648	433
	Empresas CMPC SA	148,942	397
	Banco de Credito e Inversiones	6,703	295
	Banco Santander Chile	5,672,801	286
*	Latam Airlines Group SA (Santiago Shares)	45,015	283
	Colbun SA	1,005,266	268
	Empresa Nacional de Electricidad SA	167,940	229
	Aguas Andinas SA Class A	425,142	225
	Empresa Nacional de Telecomunicaciones SA	20,921	216

Corpbanca SA	20,346,293	208
Cia Cervecerias Unidas SA	19,385	205
Banco Santander Chile ADR	9,416	190
Vina Concha y Toro SA	102,740	163
Sociedad Quimica y Minera de Chile SA ADR	11,862	160
AES Gener SA	265,095	142
Embotelladora Andina SA Preference Shares	40,520	115
Parque Arauco SA	59,605	110
SONDA SA	59,815	110
Administradora de Fondos de Pensiones Habitat SA	81,126	105
Inversiones La Construccion SA	9,475	103
E.CL SA	62,179	84
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	5,070	69
Inversiones Aguas Metropolitanas SA	36,076	52
Forus SA	15,785	46
Ripley Corp. SA	116,780	40
CAP SA	14,259	38
Salfacorp SA	57,321	35
* Cia Sud Americana de Vapores SA	977,795	29
* Latam Airlines Group SA	4,562	21
		8,695
China (2.2%)
Tencent Holdings Ltd.	981,527	18,282
China Construction Bank Corp.	15,608,206	12,709
China Mobile Ltd.	937,361	12,206
Industrial & Commercial Bank of China Ltd.	12,554,245	8,623
Bank of China Ltd.	12,943,800	7,074
Ping An Insurance Group Co. of China Ltd.	910,126	5,214
China Life Insurance Co. Ltd. Class H	1,340,000	4,912
PetroChina Co. Ltd.	3,716,000	3,666
China Petroleum & Chemical Corp.	4,728,314	3,570
CNOOC Ltd.	2,861,056	3,518
China Overseas Land & Investment Ltd.	726,480	2,289
Hengan International Group Co. Ltd.	196,718	2,194
China Merchants Bank Co. Ltd.	738,772	1,904
Agricultural Bank of China Ltd.	4,166,500	1,880
China Pacific Insurance Group Co. Ltd.	415,000	1,733
ENN Energy Holdings Ltd.	241,466	1,603
China Telecom Corp. Ltd.	2,864,034	1,599
CITIC Ltd.	876,000	1,562
PICC Property & Casualty Co. Ltd.	649,287	1,350
China Unicom Hong Kong Ltd.	899,574	1,275
China Shenhua Energy Co. Ltd.	661,000	1,259
China Resources Land Ltd.	437,909	1,222
China Minsheng Banking Corp. Ltd.	1,051,260	1,183
Bank of Communications Co. Ltd.	1,288,058	1,131
Lenovo Group Ltd.	1,020,000	1,105
Haitong Securities Co. Ltd.	585,539	1,053
CITIC Securities Co. Ltd.	377,500	1,027
Belle International Holdings Ltd.	984,000	1,019
China Communications Construction Co. Ltd.	764,375	975
* China CITIC Bank Corp. Ltd.	1,223,010	872
China Resources Power Holdings Co. Ltd.	311,400	798
* CRRC Corp. Ltd.	633,800	795
Great Wall Motor Co. Ltd.	223,905	740
* China Taiping Insurance Holdings Co. Ltd.	241,259	716
Fosun International Ltd.	334,500	699

	China National Building Material Co. Ltd.	926,000	698
	Zhuzhou CSR Times Electric Co. Ltd.	100,387	678
	China Merchants Holdings International Co. Ltd.	186,000	677
	China Longyuan Power Group Corp. Ltd.	570,000	650
	China Everbright International Ltd.	421,000	646
	China Cinda Asset Management Co. Ltd.	1,449,000	645
	Sinopharm Group Co. Ltd.	164,000	630
	China Resources Enterprise Ltd.	194,000	629
	Guangdong Investment Ltd.	464,000	628
	Huaneng Power International Inc.	512,000	622
^	Evergrande Real Estate Group Ltd.	943,000	621
	Beijing Enterprises Holdings Ltd.	81,500	598
*,^ Alibaba Pictures Group Ltd.		2,080,000	597
	CSPC Pharmaceutical Group Ltd.	648,000	592
	Jiangsu Future Land Co. Ltd. Class B	339,800	587
	New China Life Insurance Co. Ltd.	133,401	571
^	China Vanke Co. Ltd.	233,404	553
	Brilliance China Automotive Holdings Ltd.	418,000	551
	Anhui Conch Cement Co. Ltd.	178,000	551
	Tsingtao Brewery Co. Ltd.	102,507	549
2	China Galaxy Securities Co. Ltd.	609,000	545
	Dongfeng Motor Group Co. Ltd.	472,000	543
	Sino Biopharmaceutical Ltd.	456,000	528
*,^ Hanergy Thin Film Power Group Ltd.		1,810,000	507
2	People's Insurance Co. Group of China Ltd.	983,000	507
	China Railway Group Ltd.	596,000	505
*	Byd Co. Ltd.	113,460	500
	Beijing Enterprises Water Group Ltd.	668,000	497
	Kunlun Energy Co. Ltd.	488,000	463
	Shenzhou International Group Holdings Ltd.	87,991	462
	China Gas Holdings Ltd.	262,000	458
	Haier Electronics Group Co. Ltd.	192,000	450
2	CGN Power Co. Ltd.	1,021,832	447
2	Dalian Wanda Commercial Properties Co. Ltd.	61,100	442
	Country Garden Holdings Co. Ltd.	1,124,230	439
	Far East Horizon Ltd.	452,000	421
*,2 Huatai Securities Co. Ltd.		188,564	403
	China State Construction International Holdings Ltd.	260,000	402
	Shimao Property Holdings Ltd.	212,000	379
	COSCO Pacific Ltd.	290,000	377
	China Railway Construction Corp. Ltd.	287,126	370
	Beijing Capital International Airport Co. Ltd.	354,000	364
	ANTA Sports Products Ltd.	139,000	357
	Sino-Ocean Land Holdings Ltd.	522,500	357
	China Oilfield Services Ltd.	290,000	354
^	Kingsoft Corp. Ltd.	131,000	348
*	Alibaba Health Information Technology Ltd.	364,000	337
	Chongqing Rural Commercial Bank Co. Ltd.	459,000	327
	China Everbright Ltd.	136,000	327
*	GCL-Poly Energy Holdings Ltd.	1,554,000	314
	China Power International Development Ltd.	442,000	311
	GOME Electrical Appliances Holding Ltd.	1,797,720	311
	Hangzhou Steam Turbine Co. Class B	149,857	309
^	China Huishan Dairy Holdings Co. Ltd.	1,010,401	305
	China Resources Gas Group Ltd.	98,000	298
	Huaneng Renewables Corp. Ltd.	694,000	297
	AviChina Industry & Technology Co. Ltd.	356,000	296

	Geely Automobile Holdings Ltd.	705,000	296
	China Southern Airlines Co. Ltd.	296,000	292
	Guangzhou Automobile Group Co. Ltd.	357,857	287
	China Everbright Bank Co. Ltd.	513,000	285
	Jiangxi Copper Co. Ltd.	211,000	284
^	China Coal Energy Co. Ltd.	581,000	284
	Chongqing Changan Automobile Co. Ltd. Class B	133,100	282
	Longfor Properties Co. Ltd.	195,000	278
	Shanghai Pharmaceuticals Holding Co. Ltd.	114,400	269
	Sunac China Holdings Ltd.	302,000	268
	Huadian Power International Corp. Ltd.	266,000	268
	Air China Ltd.	266,000	266
	China International Marine Containers Group Co. Ltd.	125,500	264
^	Shanghai Electric Group Co. Ltd.	428,000	263
	ZTE Corp.	117,614	260
	Jiangsu Expressway Co. Ltd.	208,000	259
	Zijin Mining Group Co. Ltd.	947,301	255
	Shenzhen International Holdings Ltd.	149,500	246
	Skyworth Digital Holdings Ltd.	320,000	246
*	Aluminum Corp. of China Ltd.	705,331	244
	Shanghai Industrial Holdings Ltd.	82,000	240
*,^ CAR Inc.		123,117	240
*	Luye Pharma Group Ltd.	229,500	239
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	81,837	237
	Zhejiang Expressway Co. Ltd.	202,000	232
	Sunny Optical Technology Group Co. Ltd.	118,000	228
*	Sinopec Shanghai Petrochemical Co. Ltd.	556,000	224
^	Intime Retail Group Co. Ltd.	197,000	220
*,^ Tech Pro Technology Development Ltd.		208,400	218
2	Sinopec Engineering Group Co. Ltd.	265,135	217
*,^ China Shanshui Cement Group Ltd.		267,000	217
*,^ China COSCO Holdings Co. Ltd.		420,500	214
*	China Eastern Airlines Corp. Ltd.	264,000	213
*	Renhe Commercial Holdings Co. Ltd.	2,742,000	211
	Kingboard Chemical Holdings Ltd.	126,000	211
*	China Traditional Chinese Medicine Co. Ltd.	280,000	211
	Yuexiu Property Co. Ltd.	1,063,207	209
	Tong Ren Tang Technologies Co. Ltd.	134,000	208
	Datang International Power Generation Co. Ltd.	478,000	207
	Haitian International Holdings Ltd.	99,000	205
	Weichai Power Co. Ltd.	135,200	202
	Nine Dragons Paper Holdings Ltd.	271,000	200
	TravelSky Technology Ltd.	163,000	198
*	PAX Global Technology Ltd.	118,000	188
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	63,500	188
*	China Shipping Container Lines Co. Ltd.	590,000	184
*	Guangzhou R&F Properties Co. Ltd.	179,000	178
*,2 Legend Holdings Corp.		39,100	177
^	Yanzhou Coal Mining Co. Ltd.	308,000	176
	COSCO International Holdings Ltd.	308,000	176
	Sinotrans Ltd.	283,000	173
	China Communications Services Corp. Ltd.	382,000	172
	SFS Group AG	2,365	167
	Guangdong Electric Power Development Co. Ltd. Class B	239,742	166
	Inner Mongolia Yitai Coal Co. Ltd. Class B	161,304	165
	China Medical System Holdings Ltd.	124,000	165
	Xinjiang Goldwind Science & Technology Co. Ltd.	85,000	164

	Metallurgical Corp. of China Ltd.	489,000	162
	Shenzhen Investment Ltd.	419,953	161
	Shandong Weigao Group Medical Polymer Co. Ltd.	240,000	161
	China Shipping Development Co. Ltd.	256,000	155
	Digital China Holdings Ltd.	152,000	150
	Franshion Properties China Ltd.	462,000	149
	Huadian Fuxin Energy Corp. Ltd.	342,000	149
*	CT Environmental Group Ltd.	424,000	148
^	China Molybdenum Co. Ltd.	227,000	148
	China Merchants Property Development Co. Ltd. Class B	49,900	144
^	Kingdee International Software Group Co. Ltd.	332,000	143
	Wasion Group Holdings Ltd.	108,000	142
	BBMG Corp.	182,500	139
*	China Agri-Industries Holdings Ltd.	316,800	137
	China Lesso Group Holdings Ltd.	175,000	137
*	Shunfeng International Clean Energy Ltd.	370,000	134
*	Li Ning Co. Ltd.	268,749	133
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	47,573	132
	Weifu High-Technology Group Co. Ltd. Class B	34,600	127
*	Hopson Development Holdings Ltd.	144,000	127
	SOHO China Ltd.	200,000	126
	China Hongqiao Group Ltd.	166,000	123
^	NetDragon Websoft Inc.	43,500	122
*	Lao Feng Xiang Co. Ltd. Class B	30,400	122
^	Hilong Holding Ltd.	474,000	122
*	China High Speed Transmission Equipment Group Co. Ltd.	145,000	118
	Hua Han Bio-Pharmaceutical Holdings Ltd.	778,708	117
	Lee & Man Paper Manufacturing Ltd.	189,000	116
	CSG Holding Co. Ltd. Class B	129,105	116
	Guangshen Railway Co. Ltd.	242,000	116
	Agile Property Holdings Ltd.	197,500	113
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	34,833	112
	Xinhua Winshare Publishing and Media Co. Ltd.	126,000	112
*	BOE Technology Group Co. Ltd. Class B	288,800	111
	KWG Property Holding Ltd.	147,000	110
2	Shengjing Bank Co. Ltd.	97,854	109
	China Conch Venture Holdings Ltd.	53,000	109
*	BYD Electronic International Co. Ltd.	129,500	108
	Coolpad Group Ltd.	476,000	106
*	FDG Electric Vehicles Ltd.	1,620,000	106
	China BlueChemical Ltd.	318,000	103
	China Resources Cement Holdings Ltd.	196,000	102
^	China Zhongwang Holdings Ltd.	237,200	101
^	China Modern Dairy Holdings Ltd.	310,000	101
	Anhui Expressway Co. Ltd.	116,000	100
	Weiqiao Textile Co.	191,000	100
*,^ Sinopec Oilfield Service Corp.		316,000	99
	Dazhong Transportation Group Co. Ltd. Class B	91,500	99
	Boer Power Holdings Ltd.	51,000	97
*	Chinasoft International Ltd.	260,000	97
*	Tianneng Power International Ltd.	208,000	96
*	Greentown China Holdings Ltd.	97,879	96
	Vinda International Holdings Ltd.	38,599	96
	West China Cement Ltd.	530,000	95
	Tianjin Port Development Holdings Ltd.	450,000	93
^	China ZhengTong Auto Services Holdings Ltd.	171,000	92
	Beijing Jingneng Clean Energy Co. Ltd.	270,000	91

*,2 Red Star Macalline Group Corp. Ltd.		60,196	89
*	Huadian Energy Co. Ltd. Class B	131,400	88
	Poly Property Group Co. Ltd.	234,000	88
	Shenzhen Expressway Co. Ltd.	118,000	87
	China South City Holdings Ltd.	292,000	86
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	160,380	86
*	AVIC International Holding HK Ltd.	604,000	84
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	52,600	84
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	30,000	82
2	Cosmo Lady China Holdings Co. Ltd.	75,998	81
*	China All Access Holdings Ltd.	220,000	81
	CIFI Holdings Group Co. Ltd.	382,000	81
	China Lilang Ltd.	73,000	79
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	130,500	78
^	Golden Eagle Retail Group Ltd.	63,000	78
^	Sinopec Kantons Holdings Ltd.	122,000	78
	Greatview Aseptic Packaging Co. Ltd.	132,000	77
*	China Lumena New Materials Corp.	476,000	77
2	BAIC Motor Corp. Ltd.	86,900	77
	C C Land Holdings Ltd.	302,000	76
*,2 Hua Hong Semiconductor Ltd.		78,000	76
	XTEP International Holdings Ltd.	173,000	76
	Huishang Bank Corp. Ltd.	158,452	75
	Shanghai Baosight Software Co. Ltd. Class B	20,000	75
^	Fufeng Group Ltd.	125,000	75
	China Dongxiang Group Co. Ltd.	295,000	75
	Yuexiu Transport Infrastructure Ltd.	114,000	75
	Tianjin Development Holdings Ltd.	90,000	74
^	Zhaojin Mining Industry Co. Ltd.	158,500	74
	Dah Chong Hong Holdings Ltd.	166,000	73
	Beijing Capital Land Ltd.	152,000	73
^	China Fiber Optic Network System Group Ltd.	348,000	72
*	China Foods Ltd.	156,000	72
	Phoenix Healthcare Group Co. Ltd.	43,590	71
*	Foshan Huaxin Packaging Co. Ltd. Class B	56,900	70
	Double Coin Holdings Ltd. Class B	63,200	69
	Kingboard Laminates Holdings Ltd.	155,000	68
	Sinotruk Hong Kong Ltd.	130,500	68
	Poly Culture Group Corp. Ltd.	27,200	68
	Powerlong Real Estate Holdings Ltd.	356,000	67
	China Water Affairs Group Ltd.	138,000	67
^	China Overseas Grand Oceans Group Ltd.	165,000	67
*	Lifetech Scientific Corp.	379,998	66
*	China Tian Lun Gas Holdings Ltd.	72,000	65
	Dongjiang Environmental Co. Ltd.	37,500	63
	Shandong Chenming Paper Holdings Ltd.	127,500	63
	Sichuan Expressway Co. Ltd.	166,000	63
*	Fiyta Holdings Ltd. Class B	57,840	62
	Xiamen International Port Co. Ltd.	204,000	62
	Harbin Electric Co. Ltd.	96,000	61
*,2 Tianhe Chemicals Group Ltd.		383,088	58
	Angang Steel Co. Ltd.	114,000	58
	Dongfang Electric Corp. Ltd.	44,800	58
*,^ China Yurun Food Group Ltd.		195,000	58
*	MIE Holdings Corp.	384,000	57
*	SSY Group Ltd.	180,000	54
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	162,000	54

*	CITIC Resources Holdings Ltd.	278,000	54
	Tibet 5100 Water Resources Holdings Ltd.	191,000	54
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	26,900	54
*	Shougang Concord International Enterprises Co. Ltd.	994,000	53
	Landing International Development Ltd.	1,115,000	53
*	China Oil & Gas Group Ltd.	572,000	52
	China Machinery Engineering Corp.	69,000	52
	Fantasia Holdings Group Co. Ltd.	375,000	52
	Phoenix Satellite Television Holdings Ltd.	200,000	52
	361 Degrees International Ltd.	146,000	51
	Luthai Textile Co. Ltd. Class B	35,800	51
	Zhongsheng Group Holdings Ltd.	82,000	50
	Shanghai Industrial Urban Development Group Ltd.	246,000	50
*	Lianhua Supermarket Holdings Co. Ltd.	94,000	50
	CIMC Enric Holdings Ltd.	70,000	49
	Dalian Port PDA Co. Ltd.	142,000	49
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	64,000	47
	China Singyes Solar Technologies Holdings Ltd.	47,000	47
*	Chaowei Power Holdings Ltd.	86,000	47
*,^ Maanshan Iron & Steel Co. Ltd.		200,000	46
*,^ China Rare Earth Holdings Ltd.		420,000	46
*	Carnival Group International Holdings Ltd.	309,992	46
*	Kama Co. Ltd. Class B	46,500	46
*	PW Medtech Group Ltd.	159,000	46
	Anhui Gujing Distillery Co. Ltd. Class B	13,200	46
	Tianjin Capital Environmental Protection Group Co. Ltd.	72,000	45
	Lonking Holdings Ltd.	279,000	44
*	Glorious Property Holdings Ltd.	355,000	44
*	Mingfa Group International Co. Ltd.	180,000	44
	Central China Securities Co. Ltd.	73,988	44
*	China Datang Corp. Renewable Power Co. Ltd.	330,000	43
*	North Mining Shares Co. Ltd.	1,310,000	43
*	Hi Sun Technology China Ltd.	213,000	43
*	Wumart Stores Inc.	69,000	43
*	Shang Gong Group Co. Ltd. Class B	42,600	42
	China Shineway Pharmaceutical Group Ltd.	33,000	42
	Baoxin Auto Group Ltd.	85,000	42
	China Power New Energy Development Co. Ltd.	620,000	41
	China Fangda Group Co. Ltd. Class B	49,800	41
	Hengdeli Holdings Ltd.	284,000	41
*	Sinolink Worldwide Holdings Ltd.	386,000	41
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	61,900	41
	Huangshan Tourism Development Co. Ltd. Class B	22,900	41
	Beijing North Star Co. Ltd.	118,000	40
	Biostime International Holdings Ltd.	21,000	39
	Texhong Textile Group Ltd.	38,500	39
*	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	27,700	39
^	Sinotrans Shipping Ltd.	169,500	38
*	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	14,700	37
	Shanghai Diesel Engine Co. Ltd. Class B	46,100	37
	China Suntien Green Energy Corp. Ltd.	209,000	37
*	Jinshan Development & Construction Co. Ltd. Class B	40,300	37
	NVC Lighting Holding Ltd.	156,000	35
	Shenguan Holdings Group Ltd.	176,000	35
	Hubei Sanonda Co. Ltd. Class B	38,600	35
	Real Nutriceutical Group Ltd.	143,000	35
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	55,200	34

	Comba Telecom Systems Holdings Ltd.	142,780	34
	Jinzhou Port Co. Ltd. Class B	56,400	34
	Shanghai Highly Group Co. Ltd. Class B	47,700	33
^	Wisdom Holdings Group	64,000	33
	Shanghai Haixin Group Co. Class B	48,700	33
*	Concord New Energy Group Ltd.	520,000	33
	Livzon Pharmaceutical Group Inc.	6,890	33
*	Eastern Communications Co. Ltd. Class B	45,100	33
	Bank of Chongqing Co. Ltd.	37,000	33
*	V1 Group Ltd.	370,000	32
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	12,900	32
	Bloomage BioTechnology Corp. Ltd.	17,500	32
	China Merchants Land Ltd.	168,000	31
	Welling Holding Ltd.	156,000	31
	Changshouhua Food Co. Ltd.	47,000	31
	Shanghai Bailian Group Co. Ltd. Class B	15,500	31
	CPMC Holdings Ltd.	55,000	30
	China National Accord Medicines Corp. Ltd. Class B	5,400	30
	TCL Multimedia Technology Holdings Ltd.	58,000	30
*	China Huiyuan Juice Group Ltd.	77,500	29
	Sinofert Holdings Ltd.	174,000	29
*	Shanghai Potevio Co. Ltd. Class B	25,700	28
	Ajisen China Holdings Ltd.	61,000	28
	Huaxin Cement Co. Ltd. Class B	36,200	28
^	Tiangong International Co. Ltd.	258,000	28
	Foshan Electrical and Lighting Co. Ltd. Class B	33,900	28
*	China Precious Metal Resources Holdings Co. Ltd.	480,000	28
	Yashili International Holdings Ltd.	94,000	27
*	GF Securities Co. Ltd.	13,000	25
*	SRE Group Ltd.	490,000	25
	Xingda International Holdings Ltd.	103,000	25
	First Tractor Co. Ltd.	36,000	24
*	China Dynamics Holdings Ltd.	420,000	24
	Bosideng International Holdings Ltd.	242,000	24
*	Chengde Nanjiang Co. Ltd. Class B	62,900	23
*,2 Kangda International Environmental Co. Ltd.		59,998	23
	Jiangling Motors Corp. Ltd. Class B	6,100	22
*	China Resources and Transportation Group Ltd.	1,500,000	22
	Hydoo International Holding Ltd.	172,000	22
*	Synertone Communication Corp.	712,000	22
*	Sany Heavy Equipment International Holdings Co. Ltd.	95,000	21
	China National Materials Co. Ltd.	88,000	20
	Dongyue Group Ltd.	71,000	19
*	China Public Procurement Ltd.	904,000	19
*	EverChina International Holdings Co. Ltd.	475,000	17
*	Anxin-China Holdings Ltd.	312,000	16
^	Daphne International Holdings Ltd.	78,000	15
			166,467
Colombia (0.1%)
	Bancolombia SA ADR	22,286	860
	Grupo de Inversiones Suramericana SA	40,212	517
	Ecopetrol SA ADR	27,170	307
	Almacenes Exito SA	35,678	264
	Ecopetrol SA	423,943	237
	Banco Davivienda SA Preference Shares	24,093	221
	Grupo Aval Acciones y Valores Preference Shares	432,438	186
	Cementos Argos SA	49,950	171

	Corp Financiera Colombiana SA	12,489	164
	Bancolombia SA Preference Shares	14,574	140
	Grupo de Inversiones Suramericana SA Preference Shares	10,672	136
	Isagen SA ESP	124,490	127
	Interconexion Electrica SA ESP	43,966	108
*	Cemex Latam Holdings SA	21,710	95
	Celsia SA ESP	59,713	87
*	Avianca Holdings SA Preference Shares	47,127	51
	Grupo Aval Acciones y Valores SA ADR	2,333	20
			3,691
Czech Republic (0.0%)
	Komercni banka as	4,283	958
	CEZ AS	26,207	635
			1,593
Denmark (0.6%)
	Novo Nordisk A/S Class B	324,063	19,134
	Danske Bank A/S	132,352	4,128
	Pandora A/S	19,042	2,140
	Carlsberg A/S Class B	23,946	2,085
	Vestas Wind Systems A/S	37,645	2,056
	Coloplast A/S Class B	26,547	1,914
	Novozymes A/S	35,758	1,864
	AP Moeller - Maersk A/S Class A	937	1,546
	AP Moeller - Maersk A/S Class B	863	1,469
	TDC A/S	125,259	945
	ISS A/S	25,064	863
	DSV A/S	25,216	862
	Chr Hansen Holding A/S	15,219	839
*	Genmab A/S	8,779	825
*	Jyske Bank A/S	13,369	697
*	Topdanmark A/S	20,439	564
	GN Store Nord A/S	24,126	490
*	Royal Unibrew A/S	13,969	456
	Sydbank A/S	11,263	425
	FLSmidth & Co. A/S	7,328	328
	Tryg A/S	15,400	310
	SimCorp A/S	6,823	291
	Matas A/S	11,786	243
*	William Demant Holding A/S	3,031	231
	Rockwool International A/S Class B	1,356	202
*	H Lundbeck A/S	8,518	201
	NKT Holding A/S	3,370	189
	Solar A/S Class B	2,959	162
*	Bavarian Nordic A/S	2,919	138
	ALK-Abello A/S	1,004	123
*,^ Ambu A/S Class B		3,819	104
	Schouw & Co.	1,690	92
	Dfds A/S	667	92
	Spar Nord Bank A/S	7,698	90
*,^ Bang & Olufsen A/S		4,004	37
	Auriga Industries A/S Class B	5,679	2
*	OW Bunker A/S	3,210	—
			46,137
Egypt (0.0%)
	Commercial International Bank Egypt SAE	150,903	1,087
	Talaat Moustafa Group	193,125	202

*	Orascom Construction Ltd.	10,791	138
	Juhayna Food Industries	126,362	136
*	Orascom Telecom Media And Technology Holding SAE GDR	191,266	136
	Sidi Kerir Petrochemicals Co.	79,618	134
*	Global Telecom Holding SAE GDR	70,996	117
*	Egyptian Financial Group-Hermes Holding Co.	65,963	91
*	Medinet Nasr Housing	27,600	88
	Egypt Kuwait Holding Co. SAE	112,592	71
*	Citadel Capital SAE	263,431	67
	Telecom Egypt Co.	55,015	56
*	South Valley Cement	74,684	46
*	ElSewedy Electric Co.	7,718	46
*	Pioneers Holding for Financial Investments SAE	40,996	45
	Oriental Weavers	24,535	33
*	Six of October Development & Investment	24,349	33
*	Ezz Steel	24,554	26
*	Palm Hills Developments SAE	67,986	22
*	Maridive & Oil Services SAE	55,000	21
*	Abu Dhabi Islamic Bank	24,453	20
	Heliopolis Co. for Housing and Construction SAE	3,075	20
	Egyptian Financial & Industrial Co.	10,000	8
			2,643
Finland (0.3%)
	Nokia Oyj	645,217	4,551
	Sampo Oyj Class A	74,817	3,696
	Kone Oyj Class B	64,318	2,693
	UPM-Kymmene Oyj	106,737	1,967
	Fortum Oyj	72,415	1,272
	Wartsila OYJ Abp	24,970	1,147
^	Metso Oyj	40,407	1,110
	Nokian Renkaat Oyj	32,336	971
	Elisa Oyj	24,426	823
	Stora Enso Oyj	84,986	798
	Orion Oyj Class B	16,052	670
	Cargotec Oyj Class B	18,101	628
	Neste Oyj	18,951	528
	Huhtamaki Oyj	14,189	504
	Amer Sports Oyj	16,751	487
^	Outotec Oyj	67,354	450
	Kesko Oyj Class B	9,796	381
	Valmet Oyj	28,128	332
	Konecranes Oyj	8,513	263
	Tieto Oyj	10,196	261
	Metsa Board Oyj	33,515	239
	Sponda Oyj	44,471	177
	Citycon Oyj	59,664	158
	Caverion Corp.	15,327	156
*,^ Outokumpu Oyj		31,105	144
	Kemira Oyj	10,948	141
	Uponor Oyj	7,218	114
	YIT Oyj	17,206	103
	Ramirent Oyj	11,293	89
	Raisio Oyj	14,364	65
*	Oriola-KD Oyj	13,385	65
	Cramo Oyj	2,348	47
	Sanoma Oyj	7,321	27

* Stockmann OYJ Abp Class B	3,597	26
		25,083
France (3.0%)
Sanofi	199,721	21,475
TOTAL SA	357,818	17,733
BNP Paribas SA	170,708	11,117
AXA SA	340,257	8,960
LVMH Moet Hennessy Louis Vuitton SE	44,873	8,401
Airbus Group SE	93,793	6,655
Danone SA	95,647	6,476
Schneider Electric SE	90,111	6,287
Societe Generale SA	123,113	6,044
L'Oreal SA	30,086	5,623
Vivendi SA	212,586	5,594
Air Liquide SA	41,262	5,366
Orange SA	299,491	4,916
Vinci SA	75,986	4,871
Engie	244,160	4,688
Essilor International SA	32,793	4,197
Pernod Ricard SA	32,062	3,843
Cie de Saint-Gobain	78,314	3,710
Carrefour SA	103,521	3,558
Safran SA	44,429	3,359
Cie Generale des Etablissements Michelin	31,255	3,065
Renault SA	29,579	2,721
Legrand SA	43,513	2,677
Kering	12,932	2,493
Publicis Groupe SA	32,326	2,447
Credit Agricole SA	153,458	2,415
Cap Gemini SA	25,029	2,391
L'Oreal SA Loyalty Line	12,108	2,263
* Alcatel-Lucent	538,369	2,040
Hermes International	5,101	1,985
* Alstom SA	61,561	1,809
Air Liquide SA (Prime de fidelite)	13,881	1,805
Christian Dior SE	8,139	1,685
Dassault Systemes	22,321	1,684
Valeo SA	12,495	1,666
Societe BIC SA	9,328	1,599
SES SA	51,518	1,595
Accor SA	32,171	1,580
Veolia Environnement SA	70,666	1,577
Sartorius Stedim Biotech	4,891	1,527
SCOR SE	39,393	1,510
Bouygues SA	36,953	1,360
Sodexo SA	13,543	1,263
Klepierre	26,998	1,228
Arkema SA	15,606	1,215
* Peugeot SA	59,816	1,198
Thales SA	17,189	1,165
Ingenico Group	8,439	1,107
Casino Guichard Perrachon SA	14,769	1,097
Atos	14,174	1,080
Technip SA	18,909	1,077
Bollore SA	194,283	1,075
Natixis SA	144,066	1,058
Groupe Eurotunnel SE	72,394	1,040

	Bureau Veritas SA	41,458	969
	Zodiac Aerospace	32,349	965
	Suez Environnement Co.	50,282	964
*	Numericable-SFR SAS	17,549	958
	Iliad SA	3,735	887
	Electricite de France SA	34,572	824
	Edenred	32,690	816
	STMicroelectronics NV	103,302	806
	Teleperformance	10,820	803
	Saft Groupe SA	19,150	781
	Eutelsat Communications SA	25,244	769
	Rexel SA	46,380	731
	Wendel SA	5,317	708
	Gecina SA	4,764	609
	Aeroports de Paris	4,853	582
	Mercialys SA	22,274	508
2	Euronext NV	10,658	486
	Eurofins Scientific SE	1,478	485
	Lagardere SCA	16,049	480
	SEB SA	4,683	472
	JCDecaux SA	12,070	462
	Eurazeo SA	7,011	455
	Fonciere Des Regions	4,996	431
	Orpea	5,561	420
	Vallourec SA	25,050	411
	Credit Agricole SA Loyalty Line	25,664	404
	CNP Assurances	23,564	396
	Rubis SCA	5,349	384
	Eiffage SA	6,370	383
	Technicolor SA	46,511	368
	ICADE	4,844	359
	Faurecia	9,139	351
	Imerys SA	4,319	325
*	DBV Technologies SA	3,552	309
	Ipsen SA	4,675	300
	Korian SA	8,250	294
*	UBISOFT Entertainment	14,291	277
	Societe Television Francaise 1	15,937	274
^	Remy Cointreau SA	3,597	256
	Metropole Television SA	12,110	245
2	Elior	11,945	235
	Neopost SA	5,799	233
	BioMerieux	1,906	221
	Havas SA	25,376	218
	Altran Technologies SA	18,294	216
*,^ CGG SA		42,608	214
*	Nexans SA	5,175	210
	Plastic Omnium SA	7,468	210
	Sopra Steria Group	2,118	203
	Alten SA	3,980	200
	Euler Hermes Group	1,829	191
*	Constellium NV Class A	16,000	178
	Nexity SA	3,865	170
	Elis SA	10,067	167
	Gaztransport Et Technigaz SA	2,718	166
*,^ Air France-KLM		22,432	160
	Electricite de France SA Loyalty Line	6,661	159

	Norbert Dentressangle SA	650	141
	Virbac SA	549	130
*	Genfit	2,946	118
*	Etablissements Maurel et Prom	17,679	113
	Beneteau SA	6,653	113
	IPSOS	4,103	103
	Coface SA	9,900	98
	Societe d'Edition de Canal &	10,514	92
	Vicat	1,220	91
	Trigano SA	1,902	84
*	Groupe Fnac	1,373	83
	Guerbet	1,179	76
	LISI	2,726	74
	Boiron SA	633	70
	Rallye SA	2,306	68
	Vilmorin & Cie SA	815	68
	SEB SA Loyalty Line	643	65
*	Derichebourg SA	18,005	64
*	GameLoft SE	13,315	63
*,^ Eramet		929	61
	Faiveley Transport SA	579	61
	MPI	20,679	60
	Haulotte Group SA	2,872	54
^	Bourbon SA	2,900	45
*	Parrot SA	974	44
	Tarkett SA	1,857	44
	Bonduelle S.C.A.	1,139	33
*,^ Solocal Group		72,347	33
	Assystem	1,557	31
	FFP	382	30
	Albioma SA	1,776	30
	Jacquet Metal Service	1,267	24
	Mersen	914	22
*,^ SOITEC		21,254	17
			227,731
Germany (2.9%)
	Bayer AG	142,894	21,108
	Siemens AG	146,248	15,656
	Daimler AG	164,414	14,707
	BASF SE	159,865	13,796
	Allianz SE	77,681	12,735
	SAP SE	152,199	10,913
*	Deutsche Telekom AG	541,487	9,794
	Deutsche Bank AG	241,786	8,524
	Linde AG	31,208	5,902
	Bayerische Motoren Werke AG	55,526	5,574
	Volkswagen AG Preference Shares	27,553	5,522
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	28,553	5,254
	Deutsche Post AG	162,557	4,915
	Fresenius SE & Co. KGaA	66,833	4,612
	Deutsche Boerse AG	45,917	4,172
	E.ON SE	311,828	4,115
	Continental AG	17,863	3,995
	Henkel AG & Co. KGaA Preference Shares	28,048	3,330
	Fresenius Medical Care AG & Co. KGaA	34,422	2,809
	adidas AG	33,691	2,757
	Porsche Automobil Holding SE Preference Shares	35,614	2,680

	HeidelbergCement AG	33,634	2,566
*	Commerzbank AG	186,176	2,415
	Deutsche Annington Immobilien SE	76,472	2,390
	ThyssenKrupp AG	90,663	2,303
	Merck KGaA	20,725	2,109
	Infineon Technologies AG	180,748	2,027
	Henkel AG & Co. KGaA	19,262	1,945
	RWE AG	82,929	1,727
	ProSiebenSat.1 Media SE	33,444	1,713
	K&S AG	34,612	1,421
	Brenntag AG	24,109	1,341
	Beiersdorf AG	15,678	1,341
	Deutsche Wohnen AG	53,550	1,325
	Symrise AG	18,780	1,250
	HUGO BOSS AG	10,177	1,228
	GEA Group AG	28,396	1,203
	Hannover Rueck SE	10,555	1,119
	United Internet AG	19,404	960
*	QIAGEN NV	33,845	948
	METRO AG	29,105	919
	Volkswagen AG	4,276	865
	FUCHS PETROLUB SE	21,522	860
	LEG Immobilien AG	11,717	854
	LANXESS AG	14,617	844
*	Kabel Deutschland Holding AG	6,136	833
	OSRAM Licht AG	14,492	825
	MTU Aero Engines AG	8,809	809
	Wirecard AG	18,460	732
	Freenet AG	19,678	677
	Evonik Industries AG	16,795	673
*,2 Zalando SE		18,093	617
	MAN SE	5,697	594
*	Dialog Semiconductor plc	11,456	570
	Puma SE	2,908	551
	Telefonica Deutschland Holding AG	83,071	516
	KION Group AG	10,057	459
	Fraport AG Frankfurt Airport Services Worldwide	6,847	450
*	Deutsche Lufthansa AG	32,260	438
	Aurubis AG	6,974	418
	Fuchs Petrolub SE Preference Shares	8,756	381
	Deutsche EuroShop AG	8,453	377
	STADA Arzneimittel AG	9,436	363
	Aareal Bank AG	8,799	360
	Axel Springer SE	6,284	352
	Leoni AG	5,436	344
	DMG Mori AG	9,244	338
*	MorphoSys AG	4,109	332
	KUKA AG	3,729	320
	Gerresheimer AG	4,122	303
	Sartorius AG Preference Shares	1,390	299
	HOCHTIEF AG	3,360	293
	Drillisch AG	6,179	261
	Software AG	8,520	255
*	Nordex SE	8,788	250
	CTS Eventim AG & Co. KGaA	6,198	234
	Rational AG	590	231
	Bilfinger SE	5,310	219

	Suedzucker AG	13,234	218
*	Hella KGaA Hueck & Co.	4,568	216
*	Celesio AG	7,360	214
	Salzgitter AG	5,667	203
	Wacker Chemie AG	1,999	201
	Takkt AG	10,483	201
	Stroeer SE	4,030	200
	Fielmann AG	2,992	198
	Norma Group SE	3,992	193
	Krones AG	1,665	192
	TAG Immobilien AG	16,429	186
	Jungheinrich AG Preference Shares	2,597	183
	Grand City Properties SA	10,568	183
*	GRENKELEASING AG	1,154	173
	Wincor Nixdorf AG	3,793	161
	Draegerwerk AG & Co. KGaA Preference Shares	1,599	160
	alstria office REIT-AG	11,364	157
	Sixt SE	3,725	157
*,^ SGL Carbon SE		8,789	151
	RHOEN-KLINIKUM AG	5,330	148
	Pfeiffer Vacuum Technology AG	1,577	145
	Talanx AG	4,447	142
	Duerr AG	1,716	141
*	PATRIZIA Immobilien AG	5,149	138
^	Kloeckner & Co. SE	14,417	135
	CompuGroup Medical AG	3,741	118
	Aurelius AG	2,371	115
	Biotest AG Preference Shares	3,969	112
	Gerry Weber International AG	4,199	104
	BayWa AG	2,533	94
	Bechtle AG	1,108	94
	Nemetschek AG	2,404	89
	Indus Holding AG	1,803	89
*	Heidelberger Druckmaschinen AG	32,853	84
	ElringKlinger AG	3,434	83
*	Vossloh AG	1,197	76
*,^ AIXTRON SE		12,390	73
	KWS Saat SE	221	72
	Bertrandt AG	558	70
	Deutz AG	11,888	70
	Rheinmetall AG	1,226	67
	Carl Zeiss Meditec AG	2,316	65
*,^ SMA Solar Technology AG		1,946	65
	Sixt SE Preference Shares	1,708	62
	Wacker Neuson SE	2,449	49
	Jenoptik AG	3,717	49
	DIC Asset AG	5,437	48
	Delticom AG	1,746	44
	Hamburger Hafen und Logistik AG	2,013	39
	KSB AG Preference Shares	80	36
*	Kontron AG	6,837	27
	CAT Oil AG	1,937	19
	QSC AG	9,587	19
			219,545
Greece (0.0%)
	OPAP SA	33,820	268
	FF Group	9,992	266

* National Bank of Greece SA	230,046	242
* Alpha Bank AE	659,490	193
Hellenic Telecommunications Organization SA ADR	45,296	190
* Eurobank Ergasias SA	1,350,700	173
Titan Cement Co. SA	6,193	146
Hellenic Telecommunications Organization SA	16,411	136
* Motor Oil Hellas Corinth Refineries SA	14,637	133
* Mytilineos Holdings SA	20,599	121
JUMBO SA	16,422	119
* Piraeus Bank SA	281,904	102
Public Power Corp. SA	13,196	60
Hellenic Petroleum SA	7,187	34
Grivalia Properties REIC AE	3,952	30
Athens Water Supply & Sewage Co. SA	4,011	24
Hellenic Exchanges SA	4,615	22
* Ellaktor SA	8,992	17
		2,276
Hong Kong (1.3%)
AIA Group Ltd.	2,069,382	13,471
* CK Hutchison Holdings Ltd.	472,927	7,014
Hong Kong Exchanges and Clearing Ltd.	206,567	5,578
Sun Hung Kai Properties Ltd.	305,983	4,719
* Cheung Kong Property Holdings Ltd.	528,927	4,408
Hang Seng Bank Ltd.	171,808	3,520
CLP Holdings Ltd.	277,500	2,356
Hong Kong & China Gas Co. Ltd.	1,147,435	2,341
BOC Hong Kong Holdings Ltd.	578,000	2,336
Jardine Matheson Holdings Ltd.	41,241	2,249
Link REIT	380,820	2,238
Power Assets Holdings Ltd.	214,000	2,016
Sands China Ltd.	436,000	1,932
Swire Pacific Ltd. Class A	150,362	1,925
Jardine Strategic Holdings Ltd.	57,172	1,719
Galaxy Entertainment Group Ltd.	351,000	1,614
Hongkong Land Holdings Ltd.	200,200	1,548
Wharf Holdings Ltd.	220,600	1,399
Want Want China Holdings Ltd.	1,106,351	1,143
^ Henderson Land Development Co. Ltd.	167,463	1,105
Hang Lung Properties Ltd.	354,000	1,010
New World Development Co. Ltd.	825,224	996
China Mengniu Dairy Co. Ltd.	217,000	981
Bank of East Asia Ltd.	240,672	974
MTR Corp. Ltd.	218,500	972
Tingyi Cayman Islands Holding Corp.	444,000	852
Cheung Kong Infrastructure Holdings Ltd.	97,000	843
Li & Fung Ltd.	1,024,000	791
Prosperity REIT	2,096,000	789
Samsonite International SA	211,796	691
Sino Land Co. Ltd.	440,280	683
Wheelock & Co. Ltd.	131,000	676
Techtronic Industries Co. Ltd.	189,500	672
AAC Technologies Holdings Inc.	115,500	655
Swire Properties Ltd.	188,446	608
Hysan Development Co. Ltd.	106,000	453
Yue Yuen Industrial Holdings Ltd.	122,500	397
PCCW Ltd.	659,000	394
^ Prada SPA	81,100	373

	SJM Holdings Ltd.	314,000	364
	Wynn Macau Ltd.	176,800	363
*	Semiconductor Manufacturing International Corp.	3,943,000	354
	NWS Holdings Ltd.	230,500	346
	ASM Pacific Technology Ltd.	38,200	345
*,2 WH Group Ltd.		532,201	341
	Esprit Holdings Ltd.	342,246	328
	Cathay Pacific Airways Ltd.	135,000	319
	Kerry Properties Ltd.	85,500	319
	Hopewell Holdings Ltd.	92,500	318
	VTech Holdings Ltd.	24,500	305
	First Pacific Co. Ltd.	361,200	289
*,^ Goldin Financial Holdings Ltd.		344,000	275
	Sun Art Retail Group Ltd.	345,579	263
	Shun Tak Holdings Ltd.	472,000	258
	New World China Land Ltd.	406,000	250
	Imperial Pacific International Holdings Ltd.	7,710,000	246
	Television Broadcasts Ltd.	45,800	242
	MGM China Holdings Ltd.	108,000	229
	FIH Mobile Ltd.	427,000	223
*	Global Brands Group Holding Ltd.	990,000	219
	Dah Sing Financial Holdings Ltd.	32,544	213
*,^ Brightoil Petroleum Holdings Ltd.		566,000	209
	Champion REIT	375,000	208
	Shangri-La Asia Ltd.	157,519	203
	Uni-President China Holdings Ltd.	220,800	203
^	Melco International Development Ltd.	118,000	202
^	Haitong International Securities Group Ltd.	366,038	201
^	Chow Tai Fook Jewellery Group Ltd.	201,600	197
	Johnson Electric Holdings Ltd.	57,750	196
	Xinyi Solar Holdings Ltd.	448,000	192
	Giordano International Ltd.	354,000	179
	L'Occitane International SA	70,000	178
	Value Partners Group Ltd.	143,000	168
	Luk Fook Holdings International Ltd.	59,000	166
	Cafe de Coral Holdings Ltd.	46,000	161
	Stella International Holdings Ltd.	59,000	159
	Xinyi Glass Holdings Ltd.	300,000	158
*,^ Goldin Properties Holdings Ltd.		204,000	156
	Orient Overseas International Ltd.	30,500	150
*	Fullshare Holdings Ltd.	867,500	145
^	Town Health International Medical Group Ltd.	618,000	140
	NagaCorp Ltd.	172,000	140
	China Travel International Investment Hong Kong Ltd.	354,000	138
	CITIC Telecom International Holdings Ltd.	302,500	138
^	Guotai Junan International Holdings Ltd.	399,000	138
	Huabao International Holdings Ltd.	275,000	134
	Lifestyle International Holdings Ltd.	81,500	132
	SmarTone Telecommunications Holdings Ltd.	63,000	129
*	United Co. RUSAL plc	270,000	128
	Hutchison Telecommunications Hong Kong Holdings Ltd.	290,000	127
	G-Resources Group Ltd.	4,329,600	126
*	Kong Sun Holdings Ltd.	925,000	125
	Shui On Land Ltd.	447,000	122
	Minth Group Ltd.	60,000	119
	Yuexiu REIT	207,000	117
*,^ Superb Summit International Group Ltd.		620,000	117

	Man Wah Holdings Ltd.	121,600	109
	Sunlight REIT	215,000	109
*	China Oceanwide Holdings Ltd.	700,000	109
*	China Financial International Investments Ltd.	790,000	107
	Far East Consortium International Ltd.	225,000	104
	Dah Sing Banking Group Ltd.	47,937	102
	Nexteer Automotive Group Ltd.	107,000	101
*	Suncorp Technologies Ltd.	1,910,000	95
	China Smarter Energy Group Holdings Ltd.	636,000	93
	REXLot Holdings Ltd.	1,600,000	91
	Kerry Logistics Network Ltd.	58,000	90
	Singamas Container Holdings Ltd.	548,000	89
	Great Eagle Holdings Ltd.	24,000	83
*	Sino Oil And Gas Holdings Ltd.	3,795,000	83
	Pacific Textiles Holdings Ltd.	52,000	83
	Yingde Gases Group Co. Ltd.	137,500	82
	Pacific Basin Shipping Ltd.	235,000	81
*	United Photovoltaics Group Ltd.	734,000	80
^	China LNG Group Ltd.	480,000	79
*,^ Summit Ascent Holdings Ltd.		145,948	79
	EVA Precision Industrial Holdings Ltd.	272,000	78
	SITC International Holdings Co. Ltd.	136,000	78
*,2 CGN Meiya Power Holdings Co. Ltd.		250,000	78
^	Shougang Fushan Resources Group Ltd.	498,000	75
*,^ Anton Oilfield Services Group		436,000	75
	Hopewell Highway Infrastructure Ltd.	156,300	75
*,^ KuangChi Science Ltd.		289,000	73
	Lee's Pharmaceutical Holdings Ltd.	43,500	73
	K Wah International Holdings Ltd.	132,000	73
	NewOcean Energy Holdings Ltd.	162,000	73
*,^ China Huarong Energy Co. Ltd.		1,161,500	72
	China Aerospace International Holdings Ltd.	382,000	72
*	TOM Group Ltd.	325,971	70
*	SPT Energy Group Inc.	546,000	68
	Towngas China Co. Ltd.	71,000	65
	Texwinca Holdings Ltd.	52,000	63
	Dynam Japan Holdings Co. Ltd.	37,400	58
^	TCL Communication Technology Holdings Ltd.	74,000	58
*	CST Mining Group Ltd.	4,128,000	56
	Ju Teng International Holdings Ltd.	126,000	55
*	MMG Ltd.	196,000	53
^	SA Sa International Holdings Ltd.	115,995	52
^	Truly International Holdings Ltd.	154,000	52
*	United Laboratories International Holdings Ltd.	86,000	52
*	Macau Legend Development Ltd.	186,000	50
	GCL New Energy Holdings Ltd.	696,000	50
	China LotSynergy Holdings Ltd.	940,000	48
	APT Satellite Holdings Ltd.	49,500	46
*	L'sea Resources International Holdings Ltd.	570,000	46
*	Hong Kong Television Network Ltd.	164,000	45
*	Honghua Group Ltd.	500,000	44
*	Goodbaby International Holdings Ltd.	104,464	43
*,^ Midland Holdings Ltd.		96,000	43
	Springland International Holdings Ltd.	122,657	42
*	Xinchen China Power Holdings Ltd.	128,000	40
*	Louis XIII Holdings Ltd.	107,500	40
	Sun Hung Kai & Co. Ltd.	58,000	39

	TPV Technology Ltd.	224,000	38
*	Silver Base Group Holdings Ltd.	196,000	38
	TCC International Holdings Ltd.	147,000	38
	Shenwan Hongyuan HK Ltd.	75,000	37
	Chow Sang Sang Holdings International Ltd.	19,000	37
*	Wanda Hotel Development Co. Ltd.	200,000	35
*	Lai Sun Development Co. Ltd.	1,446,000	31
*	Sunshine Oilsands Ltd.	317,500	28
*,^ Haier Healthwise Holdings Ltd.		301,115	25
	Liu Chong Hing Investment Ltd.	19,982	25
	Trinity Ltd.	156,000	24
	Parkson Retail Group Ltd.	117,500	20
*	China Household Holdings Ltd.	445,000	18
	Emperor Watch & Jewellery Ltd.	360,000	13
			94,780
Hungary (0.0%)
	OTP Bank plc	48,794	1,002
	MOL Hungarian Oil & Gas plc	6,799	359
	Richter Gedeon Nyrt	21,925	352
*	Magyar Telekom Telecommunications plc	62,225	90
			1,803
India (1.1%)
	Housing Development Finance Corp. Ltd.	262,690	5,489
	HDFC Bank Ltd. ADR	82,840	5,175
	Infosys Ltd. ADR	231,424	3,913
	Tata Consultancy Services Ltd.	79,827	3,126
2	Reliance Industries Ltd. GDR	90,025	2,804
	Sun Pharmaceutical Industries Ltd.	190,467	2,450
	Infosys Ltd.	123,254	2,073
	Hindustan Unilever Ltd.	115,225	1,659
	ITC Ltd.	324,315	1,648
	Reliance Industries Ltd.	98,766	1,543
	ICICI Bank Ltd.	317,485	1,503
	Axis Bank Ltd.	167,819	1,500
	Coal India Ltd.	215,352	1,475
	HCL Technologies Ltd.	92,901	1,451
	Oil & Natural Gas Corp. Ltd.	331,381	1,413
	Bharti Airtel Ltd.	208,775	1,366
	Kotak Mahindra Bank Ltd.	115,324	1,250
*	Tata Motors Ltd.	175,914	1,053
	Mahindra & Mahindra Ltd.	48,200	1,025
	Lupin Ltd.	38,368	1,015
	Larsen & Toubro Ltd.	35,743	1,000
*	IndusInd Bank Ltd.	61,090	931
	State Bank of India GDR	21,221	888
	Dr Reddy's Laboratories Ltd.	13,551	864
	ICICI Bank Ltd. ADR	81,110	817
	Hero MotoCorp Ltd.	17,276	723
	Asian Paints Ltd.	49,047	675
	NTPC Ltd. (Common)	307,711	651
	Tech Mahindra Ltd.	77,736	646
*	United Spirits Ltd.	11,184	646
	Wipro Ltd.	71,277	633
*	Bharti Infratel Ltd.	89,213	624
	Idea Cellular Ltd.	229,303	620
	Maruti Suzuki India Ltd.	9,018	609

Eicher Motors Ltd.	2,036	605
Aurobindo Pharma Ltd.	47,918	570
Cipla Ltd.	50,968	563
Zee Entertainment Enterprises Ltd.	89,092	554
Power Grid Corp. of India Ltd.	231,783	513
UPL Ltd.	60,270	503
* Ultratech Cement Ltd.	9,734	478
* Bosch Ltd.	1,238	477
Bajaj Auto Ltd.	11,495	453
Indiabulls Housing Finance Ltd.	38,237	440
Vedanta Ltd.	213,858	435
Bharat Heavy Electricals Ltd.	97,563	425
Adani Ports & Special Economic Zone Ltd.	81,365	414
Godrej Consumer Products Ltd.	18,799	403
Shriram Transport Finance Co. Ltd.	28,681	400
GAIL India Ltd.	71,646	397
LIC Housing Finance Ltd.	50,770	395
* Glenmark Pharmaceuticals Ltd.	24,487	386
Bharat Petroleum Corp. Ltd.	26,241	379
Nestle India Ltd.	3,622	359
Dabur India Ltd.	76,193	348
Yes Bank Ltd.	26,777	346
Ambuja Cements Ltd.	92,983	337
Indian Oil Corp. Ltd.	48,939	329
Apollo Hospitals Enterprise Ltd.	14,411	306
Federal Bank Ltd.	288,546	305
Siemens Ltd.	12,446	282
Motherson Sumi Systems Ltd.	51,808	281
Shree Cement Ltd.	1,543	275
JSW Steel Ltd.	20,465	265
Mindtree Ltd.	12,890	257
ABB India Ltd.	11,390	246
Britannia Industries Ltd.	4,992	245
Hindustan Petroleum Corp. Ltd.	17,055	245
IDFC Ltd.	103,749	242
Bajaj Finance Ltd.	2,819	242
Titan Co. Ltd.	48,049	242
Havells India Ltd.	55,138	240
Cadila Healthcare Ltd.	8,129	239
State Bank of India	55,530	234
Bharat Forge Ltd.	12,991	233
Hindalco Industries Ltd.	139,523	229
Marico Ltd.	33,062	227
Rural Electrification Corp. Ltd.	52,980	224
Cairn India Ltd.	81,088	219
Wipro Ltd. ADR	17,687	219
NMDC Ltd.	133,233	213
* Jubilant Foodworks Ltd.	7,394	211
Piramal Enterprises Ltd.	14,712	211
Power Finance Corp. Ltd.	54,172	208
Crompton Greaves Ltd.	71,167	204
Hindustan Zinc Ltd.	79,986	196
* Mphasis Ltd.	29,126	191
United Breweries Ltd.	11,552	190
* Rajesh Exports Ltd.	23,244	189
Petronet LNG Ltd.	61,098	185
Grasim Industries Ltd.	3,156	183

Mahindra & Mahindra Financial Services Ltd.	43,961	178
Bajaj Finserv Ltd.	6,175	178
Bharat Electronics Ltd.	2,758	171
GlaxoSmithKline Pharmaceuticals Ltd.	2,939	162
* Reliance Communications Ltd.	146,458	161
Bank of Baroda	57,912	160
Page Industries Ltd.	735	158
Pidilite Industries Ltd.	18,150	158
Emami Ltd.	7,710	158
Max India Ltd.	18,124	156
Steel Authority of India Ltd.	176,832	155
Colgate-Palmolive India Ltd.	4,970	154
* Suzlon Energy Ltd.	451,294	154
ACC Ltd.	7,059	153
Oracle Financial Services Software Ltd.	2,415	152
Punjab National Bank	64,733	152
Torrent Pharmaceuticals Ltd.	6,428	145
Cummins India Ltd.	9,045	141
Reliance Capital Ltd.	22,512	137
Tata Power Co. Ltd.	126,230	135
Tata Steel Ltd.	34,752	134
Aditya Birla Nuvo Ltd.	3,850	132
MRF Ltd.	207	132
Oil India Ltd.	18,669	126
Wockhardt Ltd.	5,121	125
HDFC Bank Ltd.	7,224	125
GlaxoSmithKline Consumer Healthcare Ltd.	1,260	124
Ashok Leyland Ltd.	92,594	122
* Divi's Laboratories Ltd.	3,935	120
* SKS Microfinance Ltd.	12,790	116
Reliance Infrastructure Ltd.	17,599	114
Castrol India Ltd.	14,722	113
Just Dial Ltd.	6,520	110
DLF Ltd.	60,681	109
* Gujarat Pipavav Port Ltd.	29,361	108
Voltas Ltd.	21,448	106
IIFL Holdings Ltd.	32,769	100
Arvind Ltd.	20,018	100
Oberoi Realty Ltd.	23,982	98
Bajaj Holdings & Investment Ltd.	4,212	97
Alembic Pharmaceuticals Ltd.	8,754	97
* Sun Pharma Advanced Research Co. Ltd.	14,218	91
* Apollo Tyres Ltd.	28,669	91
* AIA Engineering Ltd.	5,820	90
* Gillette India Ltd.	1,099	88
Godrej Industries Ltd.	14,509	88
Sundaram Finance Ltd.	3,509	87
JSW Energy Ltd.	65,068	85
Hexaware Technologies Ltd.	18,647	84
Thermax Ltd.	5,117	84
Ajanta Pharma Ltd.	3,380	83
CESC Ltd.	9,350	83
Welspun Corp. Ltd.	36,272	82
* NCC Ltd.	63,849	82
Century Textiles & Industries Ltd.	7,450	82
Balkrishna Industries Ltd.	7,599	81
Alstom T&D India Ltd.	8,970	79

* Jindal Steel & Power Ltd.	63,005	78
* Bayer CropScience Ltd.	1,223	77
PI Industries Ltd.	7,408	76
* Tata Communications Ltd.	10,833	76
* Gujarat Gas Co. Ltd.	6,502	75
Info Edge India Ltd.	5,723	75
Vakrangee Ltd.	28,576	74
* Amara Raja Batteries Ltd.	5,150	71
Redington India Ltd.	38,482	71
eClerx Services Ltd.	3,049	71
* Essar Oil Ltd.	23,435	71
Persistent Systems Ltd.	6,778	70
Muthoot Finance Ltd.	22,663	70
Tata Chemicals Ltd.	9,174	70
Berger Paints India Ltd.	20,494	70
* Sintex Industries Ltd.	37,552	68
Gateway Distriparks Ltd.	11,596	67
Dewan Housing Finance Corp. Ltd.	8,815	67
Credit Analysis & Research Ltd.	2,975	66
* Indian Hotels Co. Ltd.	44,199	65
Canara Bank	15,022	65
* Sadbhav Engineering Ltd.	12,847	64
* Cox & Kings Ltd.	13,948	64
Strides Arcolab Ltd.	3,169	63
* Kajaria Ceramics Ltd.	5,263	61
WABCO India Ltd.	640	60
* Repco Home Finance Ltd.	5,587	60
GMR Infrastructure Ltd.	269,033	59
IRB Infrastructure Developers Ltd.	15,260	58
Union Bank of India	21,229	58
Adani Enterprises Ltd.	42,545	58
TVS Motor Co. Ltd.	15,125	56
* Adani Power Ltd.	129,261	55
Exide Industries Ltd.	23,787	54
Karur Vysya Bank Ltd.	7,135	54
* Bajaj Corp. Ltd.	7,508	54
* Whirlpool of India Ltd.	4,543	53
Torrent Power Ltd.	23,118	53
Amtek Auto Ltd.	19,970	53
Jammu & Kashmir Bank Ltd.	32,230	53
Sun TV Network Ltd.	9,912	52
* Hathway Cable & Datacom Ltd.	65,940	52
* KPIT Technologies Ltd.	30,090	52
* Mangalore Refinery & Petrochemicals Ltd.	45,416	52
NHPC Ltd.	174,976	52
GRUH Finance Ltd.	13,350	51
* Dish TV India Ltd.	28,109	51
Ipca Laboratories Ltd.	4,757	50
Tata Global Beverages Ltd.	22,864	50
VA Tech Wabag Ltd.	3,912	46
Multi Commodity Exchange of India Ltd.	2,593	46
* Gujarat Fluorochemicals Ltd.	4,074	45
* L&T Finance Holdings Ltd.	40,644	45
Prestige Estates Projects Ltd.	12,821	44
* Housing Development & Infrastructure Ltd.	31,911	43
* Reliance Power Ltd.	62,911	42
* IDBI Bank Ltd.	37,908	39

Sobha Ltd.	7,055	39
National Aluminium Co. Ltd.	63,183	35
Gujarat State Petronet Ltd.	17,246	35
Bank of India	13,460	34
Rolta India Ltd.	18,714	33
Jain Irrigation Systems Ltd.	28,413	33
* Indiabulls Real Estate Ltd.	33,322	33
* Pipavav Defence & Offshore Engineering Co. Ltd.	34,299	32
Alstom India Ltd.	2,496	32
Indraprastha Gas Ltd.	4,094	31
IFCI Ltd.	75,943	29
South Indian Bank Ltd.	79,690	28
* DEN Networks Ltd.	10,752	27
Engineers India Ltd.	6,599	25
Indian Bank	11,871	25
Biocon Ltd.	3,399	24
* Jaiprakash Associates Ltd.	159,746	24
* Unitech Ltd.	198,930	24
Videocon Industries Ltd.	9,656	23
Great Eastern Shipping Co. Ltd.	4,216	23
Karnataka Bank Ltd.	10,313	23
Central Bank of India	13,166	22
* Hindustan Construction Co. Ltd.	58,499	20
Vijaya Bank	31,062	20
Srei Infrastructure Finance Ltd.	33,628	20
* Adani Transmissions Ltd.	42,545	19
Corp Bank	23,040	19
Coromandel International Ltd.	4,820	18
Syndicate Bank	11,844	18
PTC India Ltd.	16,013	17
Allahabad Bank	11,991	17
Oriental Bank of Commerce	6,239	17
* Indian Overseas Bank	27,269	16
UCO Bank	17,873	15
Bhushan Steel Ltd.	9,009	8
* Nirvikara Paper Mills Ltd.	716	1
* Arvind Infrastructure Ltd	2,001	—
		82,585
Indonesia (0.2%)
Bank Central Asia Tbk PT	2,862,328	2,769
Astra International Tbk PT	3,786,130	1,860
Telekomunikasi Indonesia Persero Tbk PT	8,279,640	1,796
Bank Rakyat Indonesia Persero Tbk PT	1,722,778	1,270
Bank Mandiri Persero Tbk PT	1,507,116	1,060
Unilever Indonesia Tbk PT	194,000	573
Perusahaan Gas Negara Persero Tbk PT	1,669,100	493
Kalbe Farma Tbk PT	3,041,400	392
Bank Negara Indonesia Persero Tbk PT	1,100,630	387
United Tractors Tbk PT	222,960	332
Semen Indonesia Persero Tbk PT	437,300	326
AKR Corporindo Tbk PT	758,300	323
Indocement Tunggal Prakarsa Tbk PT	203,700	301
Indofood Sukses Makmur Tbk PT	666,900	301
Gudang Garam Tbk PT	71,400	261
Lippo Karawaci Tbk PT	2,823,500	241
* Tower Bersama Infrastructure Tbk PT	357,100	221
Charoen Pokphand Indonesia Tbk PT	1,127,500	212

Intiland Development Tbk PT	4,761,500	199
Summarecon Agung Tbk PT	1,475,500	189
Surya Citra Media Tbk PT	837,200	182
Media Nusantara Citra Tbk PT	1,051,100	159
Bumi Serpong Damai Tbk PT	1,147,400	152
Ramayana Lestari Sentosa Tbk PT	2,779,900	144
Indofood CBP Sukses Makmur Tbk PT	147,600	134
Bank Danamon Indonesia Tbk PT	408,600	127
Wijaya Karya Beton Tbk PT	1,298,600	108
Ciputra Development Tbk PT	1,284,100	100
BISI International Tbk PT	945,100	97
Jasa Marga Persero Tbk PT	225,200	96
* XL Axiata Tbk PT	418,000	92
Pakuwon Jati Tbk PT	2,725,000	83
Matahari Putra Prima Tbk PT	345,600	74
Waskita Karya Persero Tbk PT	525,374	69
Adaro Energy Tbk PT	1,516,000	66
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,091,000	65
Bank Tabungan Negara Persero Tbk PT	743,100	64
* Panin Financial Tbk PT	3,164,200	64
MNC Investama Tbk PT	2,927,700	62
Global Mediacom Tbk PT	667,100	61
* Eagle High Plantations Tbk PT	2,054,500	59
Astra Agro Lestari Tbk PT	39,400	59
* Indosat Tbk PT	174,900	56
Alam Sutera Realty Tbk PT	1,374,100	51
Wijaya Karya Persero Tbk PT	249,900	49
Siloam International Hospitals Tbk PT	38,600	47
Tambang Batubara Bukit Asam Persero Tbk PT	100,900	45
* Lippo Cikarang Tbk PT	69,300	42
* Agung Podomoro Land Tbk PT	1,547,500	42
Surya Semesta Internusa Tbk PT	704,600	41
Gajah Tunggal Tbk PT	720,000	40
Medco Energi Internasional Tbk PT	186,500	35
Ace Hardware Indonesia Tbk PT	729,200	34
* Vale Indonesia Tbk PT	216,600	31
Indo Tambangraya Megah Tbk PT	42,500	30
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	293,100	29
Bekasi Fajar Industrial Estate Tbk PT	1,002,100	29
* Mitra Adiperkasa Tbk PT	82,600	28
* Energi Mega Persada Tbk PT	5,503,500	23
Timah Persero Tbk PT	473,400	21
* Berlian Laju Tanker Tbk PT	968,000	14
* Bumi Resources Tbk PT	1,618,500	6
		16,316
Ireland (0.1%)
* Bank of Ireland	4,678,076	1,966
Kerry Group plc Class A	23,449	1,780
Ryanair Holdings plc ADR	19,107	1,416
Smurfit Kappa Group plc	40,647	1,220
* ICON plc	9,400	760
Kingspan Group plc	26,150	659
Glanbia plc	29,480	616
* Paddy Power plc	5,707	510
Ryanair Holdings plc	23,375	320
C&C Group plc	51,114	199
Green REIT plc	83,889	141

Aer Lingus Group plc	10,135	28
FBD Holdings plc	1,374	12
* Irish Bank Resolution Corp. Ltd.	14,385	—
		9,627
Israel (0.3%)
Teva Pharmaceutical Industries Ltd.	164,757	11,423
Bank Hapoalim BM	178,315	990
* Bank Leumi Le-Israel BM	200,395	873
* Strauss Group Ltd.	47,561	750
Bezeq The Israeli Telecommunication Corp. Ltd.	288,159	531
NICE-Systems Ltd.	8,265	527
Israel Chemicals Ltd.	72,044	498
* Israel Discount Bank Ltd. Class A	181,002	365
* Mellanox Technologies Ltd.	8,039	338
Elbit Systems Ltd.	3,823	316
Azrieli Group	5,692	236
Delek Group Ltd.	773	228
Frutarom Industries Ltd.	5,312	224
Mizrahi Tefahot Bank Ltd.	15,715	201
* Tower Semiconductor Ltd.	11,449	156
Gazit-Globe Ltd.	12,436	147
Israel Corp. Ltd.	396	140
First International Bank Of Israel Ltd.	9,518	136
Paz Oil Co. Ltd.	663	106
Melisron Ltd.	2,819	102
Alony Hetz Properties & Investments Ltd.	11,949	93
Osem Investments Ltd.	4,261	90
* Nitsba Holdings 1995 Ltd.	4,580	86
* Airport City Ltd.	7,872	85
Shikun & Binui Ltd.	35,075	82
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,678	80
* Naphtha Israel Petroleum Corp. Ltd.	11,590	78
* Oil Refineries Ltd.	184,043	76
Harel Insurance Investments & Financial Services Ltd.	14,790	73
* Clal Insurance Enterprises Holdings Ltd.	3,854	67
* EZchip Semiconductor Ltd.	3,995	65
Ituran Location and Control Ltd.	2,266	58
* Jerusalem Oil Exploration	1,309	57
Migdal Insurance & Financial Holding Ltd.	47,854	57
Reit 1 Ltd.	18,543	53
* Cellcom Israel Ltd. (Registered)	8,090	50
* Compugen Ltd.	6,072	38
* Partner Communications Co. Ltd.	8,707	38
* Mazor Robotics Ltd.	5,016	35
* Nova Measuring Instruments Ltd.	2,405	30
* Allot Communications Ltd.	4,912	26
* Kenon Holdings Ltd.	1,533	24
* Evogene Ltd.	2,628	24
* Kamada Ltd.	5,171	20
Silicom Ltd.	693	19
		19,691
Italy (0.9%)
Intesa Sanpaolo SPA (Registered)	2,092,631	8,043
Eni SPA	436,173	7,632
UniCredit SPA	837,384	5,547
Enel SPA	1,161,933	5,467

	Assicurazioni Generali SPA	213,868	4,210
*	Telecom Italia SPA (Registered)	1,987,416	2,627
*	Fiat Chrysler Automobiles NV	143,659	2,254
	Luxottica Group SPA	27,735	2,009
	CNH Industrial NV	210,461	1,881
	Snam SPA	343,934	1,689
	Atlantia SPA	62,753	1,675
	Prysmian SPA	64,494	1,480
	Terna Rete Elettrica Nazionale SPA	293,247	1,367
	Unione di Banche Italiane SCpA	139,936	1,134
*	Banco Popolare SC	57,497	996
	Mediobanca SPA	81,515	886
	Telecom Italia SPA (Bearer)	851,380	882
	Pirelli & C. SPA	52,428	869
*	Finmeccanica SPA	59,028	850
	Azimut Holding SPA	33,738	843
	Banca Monte dei Paschi di Siena SPA	399,476	790
	EXOR SPA	15,677	789
	Banca Popolare di Milano Scarl	700,672	758
	Banca Generali SPA	21,271	700
	Banca Popolare dell'Emilia Romagna SC	78,820	693
	Tenaris SA ADR	25,662	645
	Mediaset SPA	123,291	625
	Recordati SPA	23,910	595
*,^ Saipem SPA		58,264	508
	Enel Green Power SPA	243,912	507
	Italcementi SPA	43,842	485
	UnipolSai SPA	176,053	458
	Unipol Gruppo Finanziario SPA	76,871	412
	Moncler SPA	19,854	403
	Tenaris SA	29,761	375
	Banca Popolare di Sondrio SCARL	71,946	365
2	Anima Holding SPA	35,414	363
	Davide Campari-Milano SPA	45,120	361
*	Yoox SPA	9,975	337
	Mediolanum SPA	41,853	335
	A2A SPA	224,560	286
	FinecoBank Banca Fineco SPA	34,759	277
*	Credito Valtellinese SC	190,798	272
	ERG SPA	20,451	265
	DiaSorin SPA	5,622	258
	Salvatore Ferragamo SPA	7,614	241
	Banca Carige SPA	121,503	232
	De' Longhi	8,878	216
	Tod's SPA	2,088	211
*	World Duty Free SPA	18,692	209
	Brembo SPA	4,602	208
*	Sorin SPA	69,870	202
	Buzzi Unicem SPA	11,773	201
	Hera SPA	70,189	177
*	Autogrill SPA	19,451	175
	Ansaldo STS SPA	16,919	175
	Societa Cattolica di Assicurazioni SCRL	20,187	165
	Interpump Group SPA	9,369	159
	Cerved Information Solutions SPA	19,479	157
	Salini Impregilo SPA	27,931	133
	MARR SPA	6,935	128

	Ei Towers SPA	1,850	119
	Parmalat SPA	44,356	117
	Industria Macchine Automatiche SPA	2,180	113
	Danieli & C Officine Meccaniche SPA RSP	6,539	103
	Amplifon SPA	11,873	99
	Beni Stabili SpA SIIQ	124,719	98
	Italmobiliare SPA	2,286	94
*	Saras SPA	40,518	92
	Credito Emiliano SPA	9,851	83
	Societa Iniziative Autostradali e Servizi SPA	6,715	79
^	Falck Renewables SPA	57,659	76
	ACEA SPA	5,737	75
	Iren SPA	50,213	73
	Cementir Holding SPA	10,694	72
2	RAI Way SPA	13,264	69
	Brunello Cucinelli SPA	3,359	63
*	Fincantieri SPA	74,730	59
	CNH Industrial NV (New York Shares)	6,507	58
*,^ RCS MediaGroup SPA		48,117	56
	Immobiliare Grande Distribuzione SIIQ SPA	55,106	51
	ASTM SPA	3,541	48
	Piaggio & C SPA	14,781	47
	Astaldi SPA	4,791	46
*	Geox SPA	10,796	44
*	Safilo Group SPA	3,221	41
	Danieli & C Officine Meccaniche SPA	1,880	40
	Esprinet SPA	4,334	38
*	CIR-Compagnie Industriali Riunite SPA	32,485	35
	Trevi Finanziaria Industriale SPA	17,319	32
*	Arnoldo Mondadori Editore SPA	24,213	28
*	Juventus Football Club SPA	87,181	27
*	Gruppo Editoriale L'Espresso SPA	22,920	26
*	Cofide SPA	48,461	24
*	Unipol Gruppo Finanziario SPA Rights	14,582	—
			69,317
Japan (8.5%)
	Toyota Motor Corp.	463,230	30,870
	Mitsubishi UFJ Financial Group Inc.	2,480,752	17,994
	Sumitomo Mitsui Financial Group Inc.	235,448	10,565
	Honda Motor Co. Ltd.	307,366	10,354
	SoftBank Group Corp.	166,553	9,264
	Mizuho Financial Group Inc.	4,061,507	8,810
	KDDI Corp.	341,900	8,715
	Japan Tobacco Inc.	196,436	7,622
	Takeda Pharmaceutical Co. Ltd.	139,500	7,035
	East Japan Railway Co.	66,958	6,614
*	Sony Corp.	217,900	6,182
	Canon Inc.	188,700	6,036
	Seven & i Holdings Co. Ltd.	130,800	6,036
	FANUC Corp.	35,200	5,889
	Murata Manufacturing Co. Ltd.	39,449	5,836
	Mitsubishi Estate Co. Ltd.	258,612	5,762
	Central Japan Railway Co.	32,300	5,653
	Astellas Pharma Inc.	372,300	5,621
	Kao Corp.	105,771	5,365
	NTT DOCOMO Inc.	252,948	5,348
	Hitachi Ltd.	822,688	5,336

Tokio Marine Holdings Inc.	122,600	5,126
Mitsubishi Corp.	235,500	5,101
Shin-Etsu Chemical Co. Ltd.	83,530	4,994
Bridgestone Corp.	131,858	4,973
Nippon Telegraph & Telephone Corp.	124,000	4,776
Mitsui Fudosan Co. Ltd.	168,000	4,767
Panasonic Corp.	380,855	4,473
Fast Retailing Co. Ltd.	8,800	4,350
Nomura Holdings Inc.	599,100	4,270
Nissan Motor Co. Ltd.	427,901	4,148
Nintendo Co. Ltd.	23,400	4,123
Dai-ichi Life Insurance Co. Ltd.	192,600	3,914
Mitsubishi Electric Corp.	364,379	3,910
Keyence Corp.	7,683	3,884
Mitsui & Co. Ltd.	298,900	3,880
Denso Corp.	78,000	3,867
Fuji Heavy Industries Ltd.	103,400	3,835
ITOCHU Corp.	294,600	3,625
Kubota Corp.	210,000	3,607
Nidec Corp.	38,606	3,466
Komatsu Ltd.	186,335	3,457
ORIX Corp.	229,460	3,442
Tokyo Gas Co. Ltd.	615,000	3,329
Nippon Steel & Sumitomo Metal Corp.	1,368,745	3,244
Olympus Corp.	82,800	3,179
MS&AD Insurance Group Holdings Inc.	99,809	3,143
Eisai Co. Ltd.	47,300	3,084
Sumitomo Mitsui Trust Holdings Inc.	649,460	3,008
Daikin Industries Ltd.	45,579	2,947
FUJIFILM Holdings Corp.	74,000	2,944
Hoya Corp.	68,600	2,902
Mitsubishi Heavy Industries Ltd.	517,870	2,747
Kyocera Corp.	52,400	2,702
SMC Corp.	10,400	2,647
Daiwa House Industry Co. Ltd.	104,000	2,589
Suzuki Motor Corp.	71,581	2,503
Sysmex Corp.	38,446	2,498
Sumitomo Realty & Development Co. Ltd.	70,846	2,484
Chubu Electric Power Co. Inc.	144,193	2,456
Isuzu Motors Ltd.	174,520	2,424
West Japan Railway Co.	33,400	2,399
Daiichi Sankyo Co. Ltd.	113,900	2,338
Daito Trust Construction Co. Ltd.	21,832	2,310
Sompo Japan Nipponkoa Holdings Inc.	64,975	2,290
Otsuka Holdings Co. Ltd.	62,900	2,266
Oriental Land Co. Ltd.	35,700	2,265
Kirin Holdings Co. Ltd.	144,800	2,235
Secom Co. Ltd.	33,100	2,228
Daiwa Securities Group Inc.	283,000	2,206
Dentsu Inc.	38,449	2,187
Asahi Group Holdings Ltd.	65,000	2,179
Rakuten Inc.	134,000	2,164
* Tokyo Electric Power Co. Inc.	294,200	2,118
Shionogi & Co. Ltd.	53,000	2,113
Ajinomoto Co. Inc.	91,000	2,100
Nitto Denko Corp.	27,600	2,081
Resona Holdings Inc.	374,406	2,067

Sumitomo Corp.	179,400	2,046
Toshiba Corp.	657,000	2,014
Toray Industries Inc.	250,000	1,995
JFE Holdings Inc.	105,000	1,965
Aeon Co. Ltd.	122,300	1,870
Sumitomo Electric Industries Ltd.	123,800	1,852
Ono Pharmaceutical Co. Ltd.	15,100	1,825
* Kansai Electric Power Co. Inc.	133,200	1,807
Shimano Inc.	12,700	1,769
Recruit Holdings Co. Ltd.	54,170	1,712
Mazda Motor Corp.	85,400	1,682
JX Holdings Inc.	391,907	1,675
Inpex Corp.	149,900	1,633
Asahi Kasei Corp.	214,000	1,631
T&D Holdings Inc.	106,900	1,628
MEIJI Holdings Co. Ltd.	11,317	1,614
Kikkoman Corp.	45,750	1,600
Tokyo Electron Ltd.	28,800	1,585
Japan Exchange Group Inc.	45,500	1,584
Fujitsu Ltd.	299,906	1,578
Shiseido Co. Ltd.	64,300	1,555
Ryohin Keikaku Co. Ltd.	7,247	1,553
Toyota Industries Corp.	27,500	1,523
Osaka Gas Co. Ltd.	378,000	1,511
Sumitomo Chemical Co. Ltd.	259,492	1,481
Marubeni Corp.	265,228	1,479
Mitsubishi Chemical Holdings Corp.	219,084	1,436
Aisin Seiki Co. Ltd.	35,300	1,432
TDK Corp.	20,100	1,404
Tokyu Corp.	190,000	1,397
Unicharm Corp.	57,800	1,393
Yamato Holdings Co. Ltd.	62,100	1,381
NEC Corp.	426,000	1,364
Terumo Corp.	51,900	1,340
Sekisui House Ltd.	88,900	1,326
Chugai Pharmaceutical Co. Ltd.	36,400	1,324
Kintetsu Group Holdings Co. Ltd.	365,000	1,301
Hankyu Hanshin Holdings Inc.	204,000	1,290
NGK Insulators Ltd.	50,000	1,279
Omron Corp.	32,400	1,275
Amada Holdings Co. Ltd.	128,600	1,264
Bank of Yokohama Ltd.	194,000	1,230
Yakult Honsha Co. Ltd.	17,700	1,178
Yaskawa Electric Corp.	97,963	1,165
Asahi Glass Co. Ltd.	198,000	1,163
Ricoh Co. Ltd.	116,400	1,152
Nitori Holdings Co. Ltd.	12,600	1,134
Tohoku Electric Power Co. Inc.	77,100	1,133
Makita Corp.	20,200	1,120
* Kyushu Electric Power Co. Inc.	77,300	1,098
Taisei Corp.	185,162	1,091
Isetan Mitsukoshi Holdings Ltd.	59,300	1,080
Sumitomo Metal Mining Co. Ltd.	79,000	1,063
Kawasaki Heavy Industries Ltd.	241,000	1,055
Dai Nippon Printing Co. Ltd.	94,000	1,047
Yamaha Motor Co. Ltd.	44,500	1,014
Electric Power Development Co. Ltd.	29,200	1,011

Shizuoka Bank Ltd.	89,000	1,004
Pronexus Inc.	144,700	991
Odakyu Electric Railway Co. Ltd.	99,000	991
Santen Pharmaceutical Co. Ltd.	66,800	981
Yahoo Japan Corp.	223,600	979
Sumitomo Heavy Industries Ltd.	193,000	974
NSK Ltd.	75,000	967
NTT Data Corp.	19,700	941
LIXIL Group Corp.	46,700	936
Japan Transcity Corp.	244,000	935
Chiba Bank Ltd.	117,000	931
Toyota Tsusho Corp.	36,200	918
Konica Minolta Inc.	73,600	916
Shimizu Corp.	104,000	915
IHI Corp.	229,000	912
Rohm Co. Ltd.	15,700	909
Nippon Paint Holdings Co. Ltd.	31,500	903
Minebea Co. Ltd.	57,000	896
Suntory Beverage & Food Ltd.	20,700	876
Alps Electric Co. Ltd.	27,300	861
Asics Corp.	29,800	856
TOTO Ltd.	52,000	850
Obayashi Corp.	110,000	849
Nippon Parking Development Co. Ltd.	616,500	842
NGK Spark Plug Co. Ltd.	31,500	836
Toppan Printing Co. Ltd.	96,000	834
Seiko Epson Corp.	46,500	821
Lawson Inc.	10,700	799
Mitsubishi Motors Corp.	93,700	797
Tobu Railway Co. Ltd.	165,000	797
Don Quijote Holdings Co. Ltd.	18,400	788
Japan Pure Chemical Co. Ltd.	40,100	787
Keio Corp.	94,000	783
NH Foods Ltd.	32,000	780
Koito Manufacturing Co. Ltd.	19,800	777
Taisei Lamick Co. Ltd.	33,100	772
Sekisui Chemical Co. Ltd.	69,000	768
M3 Inc.	32,600	768
^ Fukuyama Transporting Co. Ltd.	147,000	757
Nippon Valqua Industries Ltd.	288,000	754
Shibusawa Warehouse Co. Ltd.	260,000	750
^ Casio Computer Co. Ltd.	37,500	750
Chugoku Electric Power Co. Inc.	50,000	750
Nippon Express Co. Ltd.	140,000	743
Hakuto Co. Ltd.	59,816	736
Kobe Steel Ltd.	464,000	721
Kyowa Hakko Kirin Co. Ltd.	44,000	718
J Front Retailing Co. Ltd.	38,000	717
Bandai Namco Holdings Inc.	31,400	698
Fujikura Kasei Co. Ltd.	155,200	696
Seibu Holdings Inc.	30,378	696
Yamada Denki Co. Ltd.	181,360	695
Mitsubishi Materials Corp.	191,340	693
Fukuoka Financial Group Inc.	134,000	692
Daicel Corp.	50,600	689
Aozora Bank Ltd.	178,901	687
Nikon Corp.	57,600	685

Bank of Kyoto Ltd.	58,000	684
Keikyu Corp.	83,000	683
Nippon Yusen KK	247,000	675
^ Toho Co. Ltd. (Tokyo Shares 8142)	33,000	652
Yamaha Corp.	27,600	650
Kuraray Co. Ltd.	54,100	638
Hirose Electric Co. Ltd.	5,330	637
Kajima Corp.	128,000	637
Nomura Research Institute Ltd.	15,300	630
Shimadzu Corp.	42,000	624
Asahi Organic Chemicals Industry Co. Ltd.	306,000	624
Taiheiyo Cement Corp.	187,000	617
JTEKT Corp.	35,500	615
Suruga Bank Ltd.	28,600	614
USS Co. Ltd.	34,800	613
Oji Holdings Corp.	140,000	612
Toyo Suisan Kaisha Ltd.	16,100	610
Mitsubishi Tanabe Pharma Corp.	35,900	601
JGC Corp.	35,000	599
Joyo Bank Ltd.	101,000	597
Shimamura Co. Ltd.	5,700	590
Tokyu Fudosan Holdings Corp.	77,686	585
Hamamatsu Photonics KK	22,300	583
Iyo Bank Ltd.	45,800	583
Trend Micro Inc.	15,700	574
Kansai Paint Co. Ltd.	35,000	570
Nissin Foods Holdings Co. Ltd.	12,600	569
Nisshin Seifun Group Inc.	39,420	565
Hiroshima Bank Ltd.	96,000	562
Keisei Electric Railway Co. Ltd.	46,000	561
Hino Motors Ltd.	43,200	560
Teijin Ltd.	153,000	557
Brother Industries Ltd.	40,000	554
Tosoh Corp.	105,571	552
Stanley Electric Co. Ltd.	25,800	550
Hulic Co. Ltd.	54,800	544
MISUMI Group Inc.	43,800	541
Japan Airlines Co. Ltd.	14,200	536
Mitsui Chemicals Inc.	142,000	534
Haseko Corp.	42,200	533
Marui Group Co. Ltd.	37,900	532
Nagoya Railroad Co. Ltd.	141,000	530
Shinsei Bank Ltd.	240,000	526
Credit Saison Co. Ltd.	23,700	524
Obic Co. Ltd.	10,900	518
Gunma Bank Ltd.	69,000	514
Pigeon Corp.	16,800	513
AEON Financial Service Co. Ltd.	19,700	513
Mabuchi Motor Co. Ltd.	8,400	505
JSR Corp.	30,200	504
NOK Corp.	17,200	503
Aeon Mall Co. Ltd.	26,772	502
Suzuken Co. Ltd.	14,060	499
Taisho Pharmaceutical Holdings Co. Ltd.	7,400	499
Alfresa Holdings Corp.	29,500	497
Yamaguchi Financial Group Inc.	37,000	496
Sony Financial Holdings Inc.	25,800	495

Mitsui OSK Lines Ltd.	164,397	494
^ Mitsubishi Kakoki Kaisha Ltd.	174,000	491
Hisamitsu Pharmaceutical Co. Inc.	13,400	490
Seven Bank Ltd.	102,600	489
Calbee Inc.	10,900	486
Air Water Inc.	28,000	486
Keihan Electric Railway Co. Ltd.	73,000	479
Japan Airport Terminal Co. Ltd.	9,000	479
Nippon Chemiphar Co. Ltd.	78,168	474
Hachijuni Bank Ltd.	61,000	474
Nissan Chemical Industries Ltd.	21,600	473
Hakuhodo DY Holdings Inc.	41,900	470
Hokuhoku Financial Group Inc.	198,000	468
Toho Gas Co. Ltd.	78,000	467
Tsuruha Holdings Inc.	5,300	465
FamilyMart Co. Ltd.	9,500	461
MediPal Holdings Corp.	25,700	459
Kose Corp.	4,700	459
Daihatsu Motor Co. Ltd.	32,200	457
Sumitomo Rubber Industries Ltd.	30,200	457
Toho Co. Ltd. (Tokyo Shares 9602)	19,300	456
NTN Corp.	80,000	455
Iida Group Holdings Co. Ltd.	25,781	452
Takashimaya Co. Ltd.	47,000	452
Sohgo Security Services Co. Ltd.	10,100	450
Ezaki Glico Co. Ltd.	8,200	450
SBI Holdings Inc.	32,340	449
Kaken Pharmaceutical Co. Ltd.	12,000	449
ANA Holdings Inc.	141,000	449
Tokyo Tatemono Co. Ltd.	32,000	449
Hokuriku Electric Power Co.	28,700	442
TonenGeneral Sekiyu KK	44,000	439
Century Tokyo Leasing Corp.	12,900	439
Hitachi Metals Ltd.	29,000	433
Sojitz Corp.	186,148	431
Miraca Holdings Inc.	9,300	430
Shikoku Electric Power Co. Inc.	25,400	429
Rinnai Corp.	6,000	426
Nabtesco Corp.	19,100	420
Otsuka Corp.	8,000	420
Mitsubishi UFJ Lease & Finance Co. Ltd.	77,600	418
Chugoku Bank Ltd.	26,600	416
Kurita Water Industries Ltd.	18,800	412
Hoshizaki Electric Co. Ltd.	6,882	411
Toyo Seikan Group Holdings Ltd.	26,300	409
Nankai Electric Railway Co. Ltd.	81,000	407
Kaneka Corp.	56,000	405
Sugi Holdings Co. Ltd.	7,600	388
Nomura Real Estate Holdings Inc.	19,400	388
Yokohama Rubber Co. Ltd.	19,500	386
Kewpie Corp.	17,000	385
Kobayashi Pharmaceutical Co. Ltd.	4,900	385
Sotetsu Holdings Inc.	65,000	383
Duskin Co. Ltd.	20,100	381
Yokogawa Electric Corp.	33,600	379
Fuji Electric Co. Ltd.	90,000	373
Kakaku.com Inc.	23,368	373

	Mitsubishi Gas Chemical Co. Inc.	67,000	373
	Zenkoku Hosho Co. Ltd.	10,100	368
	Nippon Shinyaku Co. Ltd.	11,000	367
	Taiyo Nippon Sanso Corp.	31,100	365
	77 Bank Ltd.	55,000	358
	Kamigumi Co. Ltd.	38,000	358
	Nippon Shokubai Co. Ltd.	24,000	356
	Toyo Tire & Rubber Co. Ltd.	16,100	353
	Yamazaki Baking Co. Ltd.	22,000	351
	Sega Sammy Holdings Inc.	28,000	351
	Aoyama Trading Co. Ltd.	8,800	350
	Mitsubishi Logistics Corp.	24,000	349
	THK Co. Ltd.	17,900	347
	DeNA Co. Ltd.	17,400	346
	Citizen Holdings Co. Ltd.	51,400	343
	Square Enix Holdings Co. Ltd.	13,600	342
	Ebara Corp.	75,000	341
*,^ Sharp Corp.		251,302	333
	Nishi-Nippon City Bank Ltd.	109,000	331
	Zeon Corp.	34,000	330
	Denki Kagaku Kogyo KK	79,000	329
	Nippon Electric Glass Co. Ltd.	67,000	326
*	Hokkaido Electric Power Co. Inc.	27,000	326
	Sankyo Co. Ltd.	8,500	323
*,^ Acom Co. Ltd.		67,100	320
^	Lion Corp.	37,000	319
	Rohto Pharmaceutical Co. Ltd.	17,900	318
	Benesse Holdings Inc.	11,700	316
	Kyoritsu Maintenance Co. Ltd.	4,436	316
	Konami Corp.	15,100	315
	Nichirei Corp.	48,000	314
	Sawai Pharmaceutical Co. Ltd.	5,100	313
	Seino Holdings Co. Ltd.	27,000	311
	CyberAgent Inc.	7,200	311
	Sumitomo Dainippon Pharma Co. Ltd.	25,800	309
	Nishi-Nippon Railroad Co. Ltd.	62,000	308
	Kawasaki Kisen Kaisha Ltd.	137,000	306
	NHK Spring Co. Ltd.	28,800	305
	Temp Holdings Co. Ltd.	7,400	305
	Tokai Tokyo Financial Holdings Inc.	39,900	305
	Sundrug Co. Ltd.	5,200	304
	Matsumotokiyoshi Holdings Co. Ltd.	6,300	304
	Nippon Kayaku Co. Ltd.	30,000	304
	Izumi Co. Ltd.	6,500	303
	Disco Corp.	3,900	301
	Showa Denko KK	243,000	299
	Ube Industries Ltd.	169,000	297
	Awa Bank Ltd.	47,000	296
	DIC Corp.	125,000	295
	Dowa Holdings Co. Ltd.	31,000	295
	Kourakuen Holdings Corp.	23,300	293
	H2O Retailing Corp.	13,900	291
	Park24 Co. Ltd.	16,000	291
	Nifco Inc.	6,701	291
	Maruichi Steel Tube Ltd.	11,200	289
	Daishi Bank Ltd.	67,000	289
	Showa Shell Sekiyu KK	30,700	288

KYORIN Holdings Inc.	14,700	287
Advantest Corp.	32,800	286
Sumco Corp.	28,526	285
UNY Group Holdings Co. Ltd.	41,100	285
FP Corp.	8,800	284
Glory Ltd.	9,700	283
COMSYS Holdings Corp.	18,600	282
Fujikura Ltd.	53,000	282
Shochiku Co. Ltd.	34,000	279
Nexon Co. Ltd.	20,400	279
IT Holdings Corp.	12,200	279
Musashino Bank Ltd.	7,000	278
Nisshinbo Holdings Inc.	25,000	277
Azbil Corp.	11,600	276
Asahi Intecc Co. Ltd.	8,200	274
Sanwa Holdings Corp.	36,000	274
Ibiden Co. Ltd.	16,500	273
DMG Mori Co. Ltd.	17,700	272
Topcon Corp.	12,100	272
Toyoda Gosei Co. Ltd.	12,100	268
Tsumura & Co.	12,700	267
Jafco Co. Ltd.	5,400	265
Nippon Paper Industries Co. Ltd.	16,100	265
Tsubakimoto Chain Co.	31,000	264
Nihon Kohden Corp.	11,800	262
Hitachi Chemical Co. Ltd.	14,800	262
Shiga Bank Ltd.	49,000	261
K's Holdings Corp.	8,142	260
Hikari Tsushin Inc.	3,700	258
Tadano Ltd.	16,000	258
Skylark Co. Ltd.	17,700	257
Wacoal Holdings Corp.	20,000	255
MonotaRO Co. Ltd.	4,800	254
Kagoshima Bank Ltd.	37,000	253
San-In Godo Bank Ltd.	25,000	253
Sumitomo Forestry Co. Ltd.	21,200	252
Taiyo Yuden Co. Ltd.	20,000	251
Ushio Inc.	20,400	250
^ Sanrio Co. Ltd.	8,992	250
Sankyu Inc.	44,000	250
Hitachi Construction Machinery Co. Ltd.	15,000	249
TS Tech Co. Ltd.	8,800	248
Keiyo Bank Ltd.	49,000	247
Idemitsu Kosan Co. Ltd.	13,400	246
Japan Aviation Electronics Industry Ltd.	11,000	244
Sumitomo Osaka Cement Co. Ltd.	65,000	244
Start Today Co. Ltd.	7,600	243
OKUMA Corp.	25,000	243
Hitachi Capital Corp.	8,900	243
Horiba Ltd.	6,300	239
Kiyo Bank Ltd.	16,007	234
North Pacific Bank Ltd.	52,400	231
Coca-Cola East Japan Co. Ltd.	12,500	231
Oki Electric Industry Co. Ltd.	111,000	228
Kinden Corp.	17,000	227
Ogaki Kyoritsu Bank Ltd.	63,000	225
Shimachu Co. Ltd.	8,100	225

GMO internet Inc.	13,500	225
OSG Corp.	10,500	224
GS Yuasa Corp.	56,000	224
Hitachi High-Technologies Corp.	9,600	223
Hazama Ando Corp.	42,100	223
Resorttrust Inc.	9,000	222
Takara Holdings Inc.	27,000	222
Daifuku Co. Ltd.	15,300	222
Penta-Ocean Construction Co. Ltd.	54,000	220
Toyobo Co. Ltd.	147,000	220
Daido Steel Co. Ltd.	58,000	220
Toho Holdings Co. Ltd.	8,800	219
Japan Steel Works Ltd.	59,000	219
Japan Securities Finance Co. Ltd.	36,300	215
SCSK Corp.	6,000	215
Meitec Corp.	5,400	214
HIS Co. Ltd.	5,800	212
^ Bic Camera Inc.	18,600	211
ABC-Mart Inc.	3,500	211
Higo Bank Ltd.	34,000	210
Nihon M&A Center Inc.	5,100	209
Pola Orbis Holdings Inc.	3,400	208
Mitsui Mining & Smelting Co. Ltd.	84,000	206
Ito En Ltd.	8,800	205
Relo Holdings Inc.	1,900	204
* Leopalace21 Corp.	37,200	204
Aica Kogyo Co. Ltd.	9,100	203
Chiyoda Corp.	25,000	202
Maeda Road Construction Co. Ltd.	11,000	201
Nippon Television Holdings Inc.	10,600	200
Nipro Corp.	18,800	199
Oracle Corp. Japan	4,700	198
Mitsubishi Pencil Co. Ltd.	4,000	197
Pilot Corp.	5,000	195
Ain Pharmaciez Inc.	4,100	195
Pasona Group Inc.	18,500	195
Nippon Konpo Unyu Soko Co. Ltd.	11,200	194
House Foods Group Inc.	9,600	194
Yushiro Chemical Industry Co. Ltd.	17,410	194
Kenedix Inc.	49,600	194
Itochu Techno-Solutions Corp.	8,100	190
Calsonic Kansei Corp.	26,000	189
* Japan Display Inc.	60,300	188
Senshu Ikeda Holdings Inc.	41,100	187
Nagase & Co. Ltd.	14,600	187
Anritsu Corp.	25,500	183
Mitsui Engineering & Shipbuilding Co. Ltd.	105,000	183
Juroku Bank Ltd.	44,000	181
Hitachi Zosen Corp.	34,000	179
Sapporo Holdings Ltd.	47,000	179
Okasan Securities Group Inc.	25,000	178
Toyota Boshoku Corp.	9,800	178
Iwatani Corp.	29,000	177
Japan Petroleum Exploration Co. Ltd.	5,600	176
Shinko Plantech Co. Ltd.	21,200	175
Lintec Corp.	8,000	173
Bank of Nagoya Ltd.	44,000	172

*	Nippon Sheet Glass Co. Ltd.	165,742	172
	NTT Urban Development Corp.	17,400	171
	Nichi-iko Pharmaceutical Co. Ltd.	4,950	170
	Kanamoto Co. Ltd.	7,000	170
	Rock Field Co. Ltd.	6,500	169
	SCREEN Holdings Co. Ltd.	32,000	168
^	COOKPAD Inc.	8,100	168
	Kuroda Electric Co. Ltd.	8,700	167
	Morinaga & Co. Ltd.	38,000	166
	Hyakujushi Bank Ltd.	49,000	165
	Nisshin Steel Co. Ltd.	14,200	164
	ASKUL Corp.	4,500	164
*,^ Laox Co. Ltd.		39,000	164
	Nanto Bank Ltd.	48,000	162
	Tokyo Ohka Kogyo Co. Ltd.	5,900	162
	Sanken Electric Co. Ltd.	29,000	162
	Sangetsu Co. Ltd.	9,800	162
	Tokyo TY Financial Group Inc.	5,049	161
	Kokuyo Co. Ltd.	15,400	160
	Daio Paper Corp.	14,000	160
*,^ Aiful Corp.		46,300	159
	Zensho Holdings Co. Ltd.	16,400	159
	Elematec Corp.	6,800	159
	Welcia Holdings Co. Ltd.	3,100	158
	Hioki EE Corp.	7,000	157
	Nippon Steel & Sumikin Bussan Corp.	46,000	156
	United Arrows Ltd.	3,900	156
	Fuyo General Lease Co. Ltd.	3,700	155
	Ikyu Corp.	7,400	155
*	United Super Markets Holdings Inc.	16,160	152
	Tokai Rika Co. Ltd.	6,000	151
	Gurunavi Inc.	9,500	151
	Tokyo Dome Corp.	36,000	151
	Toda Corp.	33,000	151
	Sanyo Special Steel Co. Ltd.	34,000	149
	Futaba Corp.	8,400	149
	NOF Corp.	18,000	149
	Nippon Gas Co. Ltd.	4,500	149
^	Kagome Co. Ltd.	9,000	149
	Yamato Kogyo Co. Ltd.	6,300	148
	Hokuto Corp.	7,400	148
	Rengo Co. Ltd.	38,000	147
	Autobacs Seven Co. Ltd.	8,100	147
	Canon Marketing Japan Inc.	9,300	147
	Nishimatsu Construction Co. Ltd.	40,000	146
	Capcom Co. Ltd.	6,600	145
	Nippon Soda Co. Ltd.	24,000	144
	Coca-Cola West Co. Ltd.	7,100	143
	Kyowa Exeo Corp.	11,700	143
	ADEKA Corp.	11,000	142
*,^ Kobe Bussan Co. Ltd.		1,500	142
	Cosmos Pharmaceutical Corp.	1,100	142
	Taiyo Holdings Co. Ltd.	3,500	141
	Tokyo Steel Manufacturing Co. Ltd.	20,500	140
	Nippon Seiki Co. Ltd.	7,000	140
	Morinaga Milk Industry Co. Ltd.	34,000	139
*	Cosmo Oil Co. Ltd.	85,000	138

	Saizeriya Co. Ltd.	5,900	137
	NIFTY Corp.	12,000	136
	Toshiba TEC Corp.	26,000	136
*,^ COLOPL Inc.		7,000	136
	Toagosei Co. Ltd.	17,500	136
	Nihon Parkerizing Co. Ltd.	14,400	134
	Hyakugo Bank Ltd.	28,000	134
	Toyo Ink SC Holdings Co. Ltd.	33,000	131
	MOS Food Services Inc.	6,200	131
	Sumitomo Bakelite Co. Ltd.	31,000	130
	Furukawa Electric Co. Ltd.	78,000	130
	Inaba Denki Sangyo Co. Ltd.	3,800	129
	TechnoPro Holdings Inc.	4,800	129
	Fukui Bank Ltd.	60,000	129
	Fujitsu General Ltd.	9,000	128
	Earth Chemical Co. Ltd.	3,300	128
	Nissan Shatai Co. Ltd.	10,000	127
	Aeon Delight Co. Ltd.	3,900	127
	Token Corp.	1,900	125
	Kusuri No Aoki Co. Ltd.	2,400	124
	Toho Bank Ltd.	28,000	123
	IBJ Leasing Co. Ltd.	5,200	123
	Sankyo Tateyama Inc.	8,200	122
^	Nippon Sharyo Ltd.	40,000	122
	Nagaileben Co. Ltd.	5,600	121
	Kumagai Gumi Co. Ltd.	43,000	121
	Asahi Diamond Industrial Co. Ltd.	12,600	121
	Taikisha Ltd.	5,400	120
	Takasago Thermal Engineering Co. Ltd.	9,000	120
	EDION Corp.	18,100	120
	Fuji Oil Co. Ltd.	7,100	119
	Hokuetsu Kishu Paper Co. Ltd.	19,900	119
	Yaoko Co. Ltd.	2,400	119
	Kissei Pharmaceutical Co. Ltd.	4,848	119
	Topy Industries Ltd.	50,000	118
	Royal Holdings Co. Ltd.	6,700	117
	Nikkiso Co. Ltd.	12,100	117
	Sekisui Jushi Corp.	8,600	117
	Hokkoku Bank Ltd.	32,000	117
	Katakura Industries Co. Ltd.	10,200	116
	Valor Co. Ltd.	4,700	116
	Alpine Electronics Inc.	7,000	115
	Fujitec Co. Ltd.	11,100	115
	Nippon Suisan Kaisha Ltd.	36,500	115
	Sakata Seed Corp.	6,200	114
	AOKI Holdings Inc.	8,800	114
	Makino Milling Machine Co. Ltd.	13,000	113
	Furukawa Co. Ltd.	58,000	113
	Benefit One Inc.	5,100	113
	Sumitomo Mitsui Construction Co. Ltd.	89,300	113
	Obara Group Inc.	2,400	112
	Arcs Co. Ltd.	5,100	112
	Miura Co. Ltd.	10,200	111
	Sankyo Seiko Co. Ltd.	28,400	111
*	Tokyo Rope Manufacturing Co. Ltd.	63,000	110
	Nachi-Fujikoshi Corp.	22,000	110
	Amano Corp.	7,900	110

Fuji Kyuko Co. Ltd.	11,000	110
^ Colowide Co. Ltd.	7,000	109
Matsuya Foods Co. Ltd.	5,600	109
SMS Co. Ltd.	7,700	109
ST Corp.	12,600	109
Matsui Securities Co. Ltd.	11,900	109
Maeda Corp.	16,000	108
SHO-BOND Holdings Co. Ltd.	2,700	108
Hitachi Kokusai Electric Inc.	8,000	108
Heiwa Corp.	4,900	108
Okamoto Industries Inc.	23,000	108
OSAKA Titanium Technologies Co. Ltd.	4,100	107
Topre Corp.	5,500	107
NEC Networks & System Integration Corp.	5,100	107
Keihin Corp.	7,500	107
Monex Group Inc.	39,500	107
Descente Ltd.	7,200	106
Ship Healthcare Holdings Inc.	5,000	106
* Dip Corp.	900	106
Nippo Corp.	6,000	106
Kyudenko Corp.	6,000	105
Kita-Nippon Bank Ltd.	3,700	105
Okumura Corp.	21,000	104
J Trust Co. Ltd.	12,700	104
Mochida Pharmaceutical Co. Ltd.	1,871	104
^ Wacom Co. Ltd.	28,000	104
Internet Initiative Japan Inc.	5,400	103
Mitsuba Corp.	4,600	102
Paramount Bed Holdings Co. Ltd.	3,400	102
Kisoji Co. Ltd.	6,000	102
Shinmaywa Industries Ltd.	10,000	102
Nitto Boseki Co. Ltd.	19,000	101
Ryosan Co. Ltd.	3,900	101
Nippon Light Metal Holdings Co. Ltd.	60,700	101
Fuji Media Holdings Inc.	7,800	101
Aida Engineering Ltd.	10,500	101
Kyoei Steel Ltd.	5,800	100
Chukyo Bank Ltd.	52,000	100
Ulvac Inc.	6,900	100
Asatsu-DK Inc.	4,400	99
Takuma Co. Ltd.	15,000	98
Nomura Co. Ltd.	6,600	98
Tokyo Seimitsu Co. Ltd.	4,900	98
Ashikaga Holdings Co. Ltd.	23,200	97
Nitto Kohki Co. Ltd.	4,500	97
Accordia Golf Co. Ltd.	9,200	97
Nagatanien Co. Ltd.	11,000	97
Warabeya Nichiyo Co. Ltd.	3,600	97
Central Glass Co. Ltd.	23,000	97
Matsuda Sangyo Co. Ltd.	8,300	96
Fuji Machine Manufacturing Co. Ltd.	10,100	96
NET One Systems Co. Ltd.	15,600	96
SKY Perfect JSAT Holdings Inc.	19,100	96
Matsuya Co. Ltd.	5,100	96
FIDEA Holdings Co. Ltd.	44,900	96
Fuji Seal International Inc.	3,100	96
DCM Holdings Co. Ltd.	10,500	96

Mizuno Corp.	20,000	96
Hanwa Co. Ltd.	22,000	96
Heiwado Co. Ltd.	4,400	95
Ariake Japan Co. Ltd.	2,200	95
UACJ Corp.	40,000	94
* Toho Titanium Co. Ltd.	7,300	94
Nichiden Corp.	4,000	93
Toei Co. Ltd.	13,000	93
Mani Inc.	1,400	93
Takara Leben Co. Ltd.	17,600	93
Seiren Co. Ltd.	9,400	93
Sintokogio Ltd.	10,800	93
Sanshin Electronics Co. Ltd.	8,600	93
Jin Co. Ltd.	1,900	93
Starts Corp. Inc.	5,400	93
Tokyu Construction Co. Ltd.	11,900	92
Yamanashi Chuo Bank Ltd.	20,000	92
Seiko Holdings Corp.	17,000	91
Jaccs Co. Ltd.	19,000	91
TPR Co. Ltd.	3,100	91
Foster Electric Co. Ltd.	4,400	91
HI-LEX Corp.	2,800	90
Morita Holdings Corp.	9,000	90
Saibu Gas Co. Ltd.	38,000	90
Aomori Bank Ltd.	28,000	90
Toppan Forms Co. Ltd.	6,600	90
Kintetsu World Express Inc.	2,000	89
Hosiden Corp.	14,400	89
Yoshinoya Holdings Co. Ltd.	7,400	89
Itoham Foods Inc.	16,000	89
^ Marvelous Inc.	7,600	89
Bank of Iwate Ltd.	2,000	89
San-A Co. Ltd.	1,700	88
Bank of Okinawa Ltd.	2,100	88
Doshisha Co. Ltd.	4,700	87
Milbon Co. Ltd.	2,200	87
TKC Corp.	3,000	87
ZERIA Pharmaceutical Co. Ltd.	5,900	87
Daiseki Co. Ltd.	4,500	86
Cocokara fine Inc.	2,300	86
Ichiyoshi Securities Co. Ltd.	9,400	86
Nissin Kogyo Co. Ltd.	5,500	86
Ricoh Leasing Co. Ltd.	2,700	86
Fukushima Industries Corp.	4,300	86
^ Tokuyama Corp.	47,000	86
Adastria Co. Ltd.	1,770	85
Prima Meat Packers Ltd.	26,000	85
Siix Corp.	3,500	85
KYB Co. Ltd.	25,000	85
Hitachi Transport System Ltd.	4,700	85
^ Tekken Corp.	31,000	85
Yushin Precision Equipment Co. Ltd.	4,400	84
Onward Holdings Co. Ltd.	13,000	84
Trusco Nakayama Corp.	2,300	84
kabu.com Securities Co. Ltd.	24,800	84
Towa Pharmaceutical Co. Ltd.	1,100	84
Riso Kagaku Corp.	4,400	84

	Kanto Denka Kogyo Co. Ltd.	12,000	84
	Daiso Co. Ltd.	22,000	84
	Fujicco Co. Ltd.	4,000	84
	Open House Co. Ltd.	5,000	83
	Kinugawa Rubber Industrial Co. Ltd.	15,000	83
	Unipres Corp.	4,300	83
	Kanematsu Corp.	45,000	82
	Axial Retailing Inc.	2,699	82
	Mirait Holdings Corp.	7,100	81
	Canon Electronics Inc.	4,300	81
	Bank of Saga Ltd.	34,000	81
	Marusan Securities Co. Ltd.	7,200	80
	Next Co. Ltd.	10,800	80
	Okamura Corp.	9,000	80
	Yamagata Bank Ltd.	19,000	80
	Tokyo Electron Device Ltd.	5,800	80
	Kurabo Industries Ltd.	38,000	80
	Komeri Co. Ltd.	3,300	80
	Kansai Urban Banking Corp.	7,000	79
	Dydo Drinco Inc.	1,900	79
	Komori Corp.	7,100	79
	Seikagaku Corp.	5,200	79
	Exedy Corp.	3,200	79
	Koei Tecmo Holdings Co. Ltd.	4,000	79
	Kadokawa Dwango Corp.	6,636	79
	Japan Digital Laboratory Co. Ltd.	5,400	79
	Aichi Steel Corp.	18,000	79
*	Livesense Inc.	16,900	79
	Mandom Corp.	1,900	79
	Bank of the Ryukyus Ltd.	5,300	79
	UKC Holdings Corp.	3,700	78
	ESPEC Corp.	7,500	78
	Tochigi Bank Ltd.	14,000	78
	Meidensha Corp.	23,000	77
	Dunlop Sports Co. Ltd.	8,000	77
*	Pioneer Corp.	41,100	77
	Sanden Holdings Corp.	18,000	77
	T-Gaia Corp.	4,400	77
	San-Ai Oil Co. Ltd.	11,000	77
	St. Marc Holdings Co. Ltd.	2,200	77
*	Orient Corp.	41,500	76
	Fuji Co. Ltd.	3,400	76
	Jeol Ltd.	18,000	76
	Nitto Kogyo Corp.	3,400	75
	Nissha Printing Co. Ltd.	4,200	75
	NS Solutions Corp.	1,900	75
	TSI Holdings Co. Ltd.	10,500	74
	Chiba Kogyo Bank Ltd.	12,200	74
*	Macnica Fuji Electronics Holdings Inc.	6,000	74
	PALTAC Corp.	3,800	74
	Nippon Thompson Co. Ltd.	15,000	74
	Megmilk Snow Brand Co. Ltd.	4,700	74
	Kameda Seika Co. Ltd.	1,749	73
	Financial Products Group Co. Ltd.	9,300	73
	Tokyo Broadcasting System Holdings Inc.	5,000	73
	Aisan Industry Co. Ltd.	7,900	73
*,^ KLab Inc.		4,300	73

Ines Corp.	7,400	73
Senko Co. Ltd.	11,000	73
Noevir Holdings Co. Ltd.	3,200	73
Taihei Dengyo Kaisha Ltd.	7,000	73
NSD Co. Ltd.	5,390	72
Minato Bank Ltd.	29,000	72
Kureha Corp.	19,000	72
Yamazen Corp.	8,500	72
Kumiai Chemical Industry Co. Ltd.	9,000	72
Sakai Chemical Industry Co. Ltd.	22,000	72
Itochu Enex Co. Ltd.	7,300	72
Belluna Co. Ltd.	11,900	71
Nippon Densetsu Kogyo Co. Ltd.	4,000	71
Sanyo Shokai Ltd.	26,000	71
Higashi-Nippon Bank Ltd.	19,000	71
Ihara Chemical Industry Co. Ltd.	5,900	71
Futaba Industrial Co. Ltd.	16,800	71
Japan Wool Textile Co. Ltd.	9,000	71
Daikyonishikawa Corp.	1,800	71
Takara Standard Co. Ltd.	10,000	70
TOMONY Holdings Inc.	15,700	69
Eiken Chemical Co. Ltd.	3,500	69
FCC Co. Ltd.	4,400	69
Star Micronics Co. Ltd.	4,500	69
Nippon Signal Company Ltd.	6,500	69
Trancom Co. Ltd.	1,200	69
Tsugami Corp.	15,000	69
Ai Holdings Corp.	4,200	68
Tosei Corp.	10,200	68
Aichi Bank Ltd.	1,200	67
Hibiya Engineering Ltd.	5,100	67
Kitagawa Iron Works Co. Ltd.	28,000	67
CREATE SD HOLDINGS Co. Ltd.	1,100	67
Daibiru Corp.	7,300	67
Atom Corp.	9,300	67
Nippon Flour Mills Co. Ltd.	10,000	67
Showa Corp.	7,200	67
Chiyoda Co. Ltd.	2,500	66
Ringer Hut Co. Ltd.	2,800	66
* Create Restaurants Holdings Inc.	2,800	66
Toridoll.corp	4,600	66
Dr Ci:Labo Co. Ltd.	3,600	66
As One Corp.	2,000	66
ASKA Pharmaceutical Co. Ltd.	5,100	66
Hitachi Koki Co. Ltd.	8,100	66
Nishimatsuya Chain Co. Ltd.	6,800	66
Kandenko Co. Ltd.	10,000	65
Toyo Kanetsu KK	36,000	65
Asahi Holdings Inc.	4,300	65
* KNT-CT Holdings Co. Ltd.	37,000	65
Sumitomo Warehouse Co. Ltd.	12,000	65
Max Co. Ltd.	6,000	65
Oita Bank Ltd.	15,000	65
Miyazaki Bank Ltd.	20,000	65
Kato Works Co. Ltd.	11,000	65
Sanki Engineering Co. Ltd.	8,000	65
Yorozu Corp.	3,100	64

Bunka Shutter Co. Ltd.	8,000	64
Plenus Co. Ltd.	3,800	64
TOKAI Holdings Corp.	15,400	64
Oyo Corp.	4,800	64
Okinawa Electric Power Co. Inc.	2,550	64
Unizo Holdings Co. Ltd.	1,400	63
Fancl Corp.	4,100	63
Mitsumi Electric Co. Ltd.	9,900	63
Yodogawa Steel Works Ltd.	15,000	63
Noritz Corp.	3,800	63
Shikoku Bank Ltd.	29,000	63
Tokai Corp.	1,700	63
Hokuetsu Bank Ltd.	31,000	62
Toyo Corp.	7,800	62
Optex Co. Ltd.	2,800	62
Daiwabo Holdings Co. Ltd.	33,000	62
Eighteenth Bank Ltd.	21,000	62
Zenrin Co. Ltd.	4,600	62
EPS Holdings Inc.	5,100	62
Chudenko Corp.	3,000	62
Tocalo Co. Ltd.	3,000	62
Sogo Medical Co. Ltd.	1,800	62
Akita Bank Ltd.	20,000	61
^ Tomy Co. Ltd.	11,100	61
Tokai Carbon Co. Ltd.	21,000	61
OBIC Business Consultants Ltd.	1,400	61
Ryobi Ltd.	15,000	61
Takaoka Toko Co. Ltd.	4,800	61
Shikoku Chemicals Corp.	7,000	61
Tamura Corp.	17,000	61
Maruha Nichiro Corp.	3,700	61
Inabata & Co. Ltd.	5,700	61
Nippon Carbon Co. Ltd.	21,000	61
^ Gulliver International Co. Ltd.	6,100	61
Sodick Co. Ltd.	8,000	61
Gree Inc.	10,300	61
Daihen Corp.	13,000	61
Avex Group Holdings Inc.	3,600	60
Shindengen Electric Manufacturing Co. Ltd.	13,000	60
Shizuoka Gas Co. Ltd.	8,400	60
Nissin Corp.	19,000	60
Tokyotokeiba Co. Ltd.	25,000	60
Joyful Honda Co. Ltd.	2,894	60
Union Tool Co.	2,000	59
GMO Payment Gateway Inc.	1,800	59
Nitta Corp.	2,300	59
Shinwa Co. Ltd.	3,600	59
Eagle Industry Co. Ltd.	2,900	59
Kura Corp.	1,900	59
Transcosmos Inc.	2,200	58
Koa Corp.	6,400	58
DTS Corp.	2,600	58
Yurtec Corp.	7,000	58
Showa Sangyo Co. Ltd.	14,000	58
Sanyo Denki Co. Ltd.	9,000	58
Nohmi Bosai Ltd.	5,000	58
Chugoku Marine Paints Ltd.	8,000	58

Chiyoda Integre Co. Ltd.	2,600	58
Pal Co. Ltd.	1,800	57
Piolax Inc.	1,100	57
Nichiha Corp.	3,800	57
* Ishihara Sangyo Kaisha Ltd.	61,000	57
Shibuya Kogyo Co. Ltd.	3,200	57
Enplas Corp.	1,400	56
^ Toyo Engineering Corp.	22,000	56
Toyo Construction Co. Ltd.	14,700	56
Shima Seiki Manufacturing Ltd.	3,600	56
Sac's Bar Holdings Inc.	3,000	56
Fujimori Kogyo Co. Ltd.	2,000	56
Mitsuboshi Belting Co. Ltd.	7,000	56
Yondoshi Holdings Inc.	2,600	55
JVC Kenwood Corp.	23,600	55
Juki Corp.	4,800	55
Nihon Nohyaku Co. Ltd.	6,000	55
SMK Corp.	12,000	55
Totetsu Kogyo Co. Ltd.	2,800	55
Iino Kaiun Kaisha Ltd.	11,400	55
Heiwa Real Estate Co. Ltd.	3,800	55
Hitachi Maxell Ltd.	3,300	55
Vital KSK Holdings Inc.	7,200	54
Tokyo Energy & Systems Inc.	6,000	54
J-Oil Mills Inc.	16,000	54
Tonami Holdings Co. Ltd.	16,000	54
Nissin Electric Co. Ltd.	9,000	54
* Unitika Ltd.	115,000	54
Nichicon Corp.	7,300	54
Hogy Medical Co. Ltd.	1,100	53
TOC Co. Ltd.	8,400	53
Goldcrest Co. Ltd.	2,600	53
Xebio Co. Ltd.	2,800	53
Wowow Inc.	1,800	53
C Uyemura & Co. Ltd.	1,000	53
^ Keiyo Co. Ltd.	11,400	53
Toa Corp. (Tokyo Shares 6809)	4,900	53
Eizo Corp.	2,300	53
YAMABIKO Corp.	1,300	52
Ryoyo Electro Corp.	4,300	52
Fujimi Inc.	3,800	52
Mitsui Sugar Co. Ltd.	12,000	52
Nippon Chemi-Con Corp.	19,000	52
Goldwin Inc.	7,000	52
Mitsubishi Shokuhin Co. Ltd.	2,300	51
Ichibanya Co. Ltd.	1,200	51
Sanyo Chemical Industries Ltd.	7,000	51
JCR Pharmaceuticals Co. Ltd.	2,200	51
OSJB Holdings Corp.	25,600	50
Elecom Co. Ltd.	2,200	50
TV Asahi Holdings Corp.	3,200	50
Sato Holdings Corp.	2,100	50
Tsukishima Kikai Co. Ltd.	5,000	50
Shinko Electric Industries Co. Ltd.	6,600	49
Sinfonia Technology Co. Ltd.	28,000	49
Noritake Co. Ltd.	21,000	49
Fudo Tetra Corp.	31,300	49

	Takasago International Corp.	11,000	49
	Clarion Co. Ltd.	17,000	49
	CKD Corp.	4,900	48
	Doutor Nichires Holdings Co. Ltd.	3,000	48
^	Daiho Corp.	12,000	48
	Nippon Koei Co. Ltd.	13,000	48
	Mars Engineering Corp.	2,800	48
	Nihon Unisys Ltd.	4,500	48
	Aiphone Co. Ltd.	2,900	48
	Sumitomo Riko Co. Ltd.	5,900	48
	Iseki & Co. Ltd.	26,000	48
	Daido Metal Co. Ltd.	5,000	48
	Michinoku Bank Ltd.	27,000	48
	Musashi Seimitsu Industry Co. Ltd.	2,600	47
	Tv Tokyo Holdings Corp.	3,000	47
^	Japan Cash Machine Co. Ltd.	3,600	47
	Tsurumi Manufacturing Co. Ltd.	3,000	47
	Nichias Corp.	8,000	47
	BML Inc.	1,500	47
	Sakata INX Corp.	5,900	47
	Belc Co. Ltd.	1,300	46
	Sumitomo Densetsu Co. Ltd.	3,400	46
	Teikoku Sen-I Co. Ltd.	3,200	46
	AOI Electronics Co. Ltd.	1,300	45
	Mitani Corp.	1,731	45
	Jimoto Holdings Inc.	25,700	45
	Kitz Corp.	9,800	45
	Oiles Corp.	2,760	45
	Fujita Kanko Inc.	13,000	44
	Tachi-S Co. Ltd.	3,200	44
	Namura Shipbuilding Co. Ltd.	5,100	44
	Meisei Industrial Co. Ltd.	9,000	44
	Takiron Co. Ltd.	10,000	43
	Mito Securities Co. Ltd.	12,000	43
	Yahagi Construction Co. Ltd.	6,400	43
	Kobelco Eco-Solutions Co. Ltd.	8,000	43
	Itoki Corp.	7,900	43
	Sumitomo Real Estate Sales Co. Ltd.	1,600	43
	F@N Communications Inc.	5,600	43
*,^ Pacific Metals Co. Ltd.		14,000	43
	Fujibo Holdings Inc.	22,000	42
	Toshiba Plant Systems & Services Corp.	3,600	42
	Toho Zinc Co. Ltd.	15,000	42
	Nippon Denko Co. Ltd.	18,500	42
	Raito Kogyo Co. Ltd.	5,600	42
	Riken Corp.	11,000	42
	Sumitomo Seika Chemicals Co. Ltd.	6,000	41
	Kyokuto Kaihatsu Kogyo Co. Ltd.	3,800	41
	Tsukui Corp.	5,300	41
	Zuiko Corp.	1,100	41
*	Justsystems Corp.	6,000	41
	Toa Corp. (Tokyo Shares 1885)	24,000	41
^	Tabuchi Electric Co. Ltd.	4,200	41
	Modec Inc.	2,900	40
	Tamron Co. Ltd.	1,900	40
	Kyokuto Securities Co. Ltd.	2,700	39
	Okabe Co. Ltd.	4,900	39

Roland DG Corp.	1,600	39
* Janome Sewing Machine Co. Ltd.	38,000	39
Mitsui-Soko Holdings Co. Ltd.	12,000	39
JSP Corp.	2,300	39
Torii Pharmaceutical Co. Ltd.	1,500	39
Nishio Rent All Co. Ltd.	1,500	38
Wakita & Co. Ltd.	4,000	38
Yomiuri Land Co. Ltd.	11,000	38
* SWCC Showa Holdings Co. Ltd.	52,000	38
Toyo Tanso Co. Ltd.	2,500	38
Nippon Synthetic Chemical Industry Co. Ltd.	6,000	38
Maeda Kosen Co. Ltd.	4,300	38
Furuno Electric Co. Ltd.	5,100	38
Tatsuta Electric Wire and Cable Co. Ltd.	9,200	37
^ Takata Corp.	3,700	37
Geo Holdings Corp.	2,700	37
Yokohama Reito Co. Ltd.	4,700	37
KFC Holdings Japan Ltd.	2,000	37
Yokogawa Bridge Holdings Corp.	4,000	37
Yonekyu Corp.	1,600	36
Konoike Transport Co. Ltd.	2,800	36
Kitano Construction Corp.	14,000	36
Daikyo Inc.	21,000	36
^ WATAMI Co. Ltd.	4,300	35
Maruzen Showa Unyu Co. Ltd.	10,000	35
Toshiba Machine Co. Ltd.	9,000	35
Toko Inc.	13,000	35
Kato Sangyo Co. Ltd.	1,500	35
Hamakyorex Co. Ltd.	900	34
* Nippon Yakin Kogyo Co. Ltd.	19,500	34
Arcland Sakamoto Co. Ltd.	1,400	34
Maruwa Co. Ltd.	1,500	34
Moshi Moshi Hotline Inc.	3,300	34
Tosho Printing Co. Ltd.	9,000	34
Jamco Corp.	1,100	33
Pacific Industrial Co. Ltd.	3,300	32
^ Akebono Brake Industry Co. Ltd.	10,700	32
Daisan Bank Ltd.	20,000	32
Happinet Corp.	3,000	32
PanaHome Corp.	5,000	32
Mitsubishi Nichiyu Forklift Co. Ltd.	6,600	31
Fuji Soft Inc.	1,500	31
Denki Kogyo Co. Ltd.	7,000	31
Ateam Inc.	1,600	31
Gecoss Corp.	3,200	31
Broadleaf Co. Ltd.	3,200	31
Press Kogyo Co. Ltd.	7,000	31
Nisshin Oillio Group Ltd.	7,000	30
Showa Aircraft Industry Co. Ltd.	3,000	30
Sanyo Electric Railway Co. Ltd.	7,907	30
Bando Chemical Industries Ltd.	7,000	30
Kappa Create Holdings Co. Ltd.	2,800	30
Sun Frontier Fudousan Co. Ltd.	3,600	29
Round One Corp.	5,900	29
Towa Bank Ltd.	30,000	29
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,000	28
^ S Foods Inc.	1,400	28

	Nichii Gakkan Co.	3,200	28
	Megachips Corp.	2,500	28
	Key Coffee Inc.	1,600	28
	Marudai Food Co. Ltd.	7,000	28
	Gunze Ltd.	10,000	27
	Yellow Hat Ltd.	1,300	26
	Starzen Co. Ltd.	8,000	26
	Ehime Bank Ltd.	12,000	26
	Takamatsu Construction Group Co. Ltd.	1,200	25
	NS United Kaiun Kaisha Ltd.	11,000	25
	Itochu-Shokuhin Co. Ltd.	700	25
	Chugai Ro Co. Ltd.	11,000	24
	Joshin Denki Co. Ltd.	3,000	24
	Nihon Trim Co. Ltd.	800	24
	Ohsho Food Service Corp.	700	23
^	Japan Drilling Co. Ltd.	900	23
	ValueCommerce Co. Ltd.	5,000	23
	Hiday Hidaka Corp.	960	23
	Funai Electric Co. Ltd.	2,000	22
	Chofu Seisakusho Co. Ltd.	1,000	22
	Mitsui High-Tec Inc.	3,500	22
	Hokkaido Gas Co. Ltd.	9,000	21
	Future Architect Inc.	3,200	20
	Nissei ASB Machine Co. Ltd.	1,000	20
	Chuetsu Pulp & Paper Co. Ltd.	10,000	18
	Okuwa Co. Ltd.	2,000	16
	Aderans Co. Ltd.	2,000	16
	Zuken Inc.	1,600	16
*,^ Sanix Inc.		4,500	13
	Honeys Co. Ltd.	60	—
			638,936
Malaysia (0.4%)
	Public Bank Bhd. (Local)	492,400	2,446
	Malayan Banking Bhd.	846,315	2,035
	Tenaga Nasional Bhd.	592,150	1,889
	CIMB Group Holdings Bhd.	885,442	1,245
	Sime Darby Bhd.	505,000	1,152
	Axiata Group Bhd.	691,066	1,151
	DiGi.Com Bhd.	599,000	846
	Petronas Chemicals Group Bhd.	490,189	821
	Genting Bhd.	368,100	783
	Petronas Gas Bhd.	128,400	743
	Maxis Bhd.	421,000	734
	IHH Healthcare Bhd.	436,300	686
	IOI Corp. Bhd.	607,940	674
	Genting Malaysia Bhd.	496,100	554
	Gamuda Bhd.	438,000	551
	Kuala Lumpur Kepong Bhd.	87,500	503
	British American Tobacco Malaysia Bhd.	26,700	471
	MISC Bhd.	220,356	449
	SapuraKencana Petroleum Bhd.	666,395	427
	IJM Corp. Bhd.	240,210	426
	AMMB Holdings Bhd.	277,400	405
	PPB Group Bhd.	97,700	395
	Dialog Group Bhd.	837,748	353
	YTL Corp. Bhd.	818,966	338
2	Astro Malaysia Holdings Bhd.	400,387	321

Hong Leong Bank Bhd.	85,500	304
Telekom Malaysia Bhd.	150,500	258
Malaysia Airports Holdings Bhd.	162,300	255
Petronas Dagangan Bhd.	44,800	247
Kossan Rubber Industries	128,900	246
BIMB Holdings Bhd.	223,300	241
Alliance Financial Group Bhd.	213,600	237
RHB Capital Bhd.	116,200	226
UMW Holdings Bhd.	81,000	212
Westports Holdings Bhd.	188,600	198
Bumi Armada Bhd.	639,150	185
Top Glove Corp. Bhd.	90,900	181
Cahya Mata Sarawak Bhd.	115,100	176
Genting Plantations Bhd.	58,800	160
Lafarge Malaysia Bhd.	64,200	159
KPJ Healthcare Bhd.	141,000	159
Sunway Bhd.	167,443	152
IOI Properties Group Bhd.	296,997	148
Perdana Petroleum Bhd.	336,300	136
KLCCP Stapled Group	73,300	136
QL Resources Bhd.	120,900	134
YTL Power International Bhd.	320,918	132
Hartalega Holdings Bhd.	55,700	126
Felda Global Ventures Holdings Bhd.	284,700	125
Media Prima Bhd.	339,000	118
UMW Oil & Gas Corp. Bhd.	300,800	108
Berjaya Corp. Bhd.	1,062,000	108
HAP Seng Consolidated Bhd.	72,600	102
Bursa Malaysia Bhd.	47,900	101
Dayang Enterprise Holdings Bhd.	177,900	99
Hong Leong Financial Group Bhd.	23,800	99
* Puncak Niaga Holdings Bhd.	140,200	99
IGB Corp. Bhd.	133,200	97
WCT Holdings Bhd.	261,802	96
Unisem M Bhd.	143,400	85
Pos Malaysia Bhd.	74,800	84
Pavilion REIT	203,500	83
MMC Corp. Bhd.	144,100	82
Kulim Malaysia Bhd.	123,800	81
* KNM Group Bhd.	521,800	79
SP Setia Bhd Group	95,600	76
TIME dotCom Bhd.	42,900	76
Mah Sing Group Bhd.	189,250	75
Inari Amertron Bhd.	83,300	75
Berjaya Sports Toto Bhd.	85,123	74
Muhibbah Engineering M Bhd.	115,500	68
Berjaya Auto Bhd.	97,020	66
OSK Holdings Bhd.	139,400	66
AirAsia Bhd.	182,000	65
* Yinson Holdings Bhd.	71,800	57
DRB-Hicom Bhd.	145,200	54
UOA Development Bhd.	104,800	53
Malakoff Corp. Bhd.	113,300	51
UEM Sunrise Bhd.	200,900	51
CB Industrial Product Holding Bhd.	94,400	49
TA Enterprise Bhd.	271,300	49
TSH Resources Bhd.	75,450	44

* MPHB Capital Bhd.	92,000	42
* Perisai Petroleum Teknologi Bhd.	411,000	42
Eastern & Oriental Bhd.	90,200	42
CapitaMalls Malaysia Trust	108,600	39
Malaysia Building Society Bhd.	81,400	38
Supermax Corp. Bhd.	58,600	38
Wah Seong Corp. Bhd.	89,274	31
Malaysian Resources Corp. Bhd.	107,900	30
Coastal Contracts Bhd.	47,000	30
Gas Malaysia Bhd.	44,800	29
Datasonic Group Bhd.	87,200	29
* Parkson Holdings Bhd.	77,669	27
* Mulpha International Bhd.	251,200	23
* Scomi Group Bhd.	411,000	21
Mudajaya Group Bhd.	61,100	19
Jaya Tiasa Holdings Bhd.	45,300	16
* Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	28,250	13
* Malaysia Marine and Heavy Engineering Holdings Bhd.	25,400	8
* BIMB Holdings Bhd. Warrants Exp. 12/04/2023	63,800	7
* CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	15,733	2
* Sunway Construction Group Bhd.	5,294	2
* KNM Group BHD Warrants Exp. 04/21/2020	40,650	2
* Mah Sing Group Bhd. Warrants Exp. 03/18/2018	23,257	1
* Eastern & Oriental Bhd Warrants Exp. 07/21/2019	16,400	1
* Mah Sing Group Warrants Exp. 01/15/2026	15,015	1
* OSK Holdings Bhd Warrants Exp. 07/22/2020	34,850	—
		28,034
Mexico (0.5%)
America Movil SAB de CV	5,016,994	4,879
Fomento Economico Mexicano SAB de CV	373,805	3,390
Grupo Televisa SAB	455,500	3,178
Wal-Mart de Mexico SAB de CV	961,800	2,336
Grupo Financiero Banorte SAB de CV	419,168	2,206
* Cemex SAB de CV	2,411,569	2,055
Grupo Mexico SAB de CV Class B	704,147	1,926
Grupo Aeroportuario del Pacifico SAB de CV ADR	18,500	1,459
Fibra Uno Administracion SA de CV	383,340	921
Alfa SAB de CV Class A	461,300	917
* Grupo Bimbo SAB de CV Class A	301,700	810
Grupo Financiero Inbursa SAB de CV	333,900	758
Industrias Penoles SAB de CV	48,799	741
Mexichem SAB de CV	224,384	657
Grupo Aeroportuario del Sureste SAB de CV Class B	36,381	545
Coca-Cola Femsa SAB de CV	71,700	542
* Promotora y Operadora de Infraestructura SAB de CV	46,312	533
Grupo Financiero Santander Mexico SAB de CV Class B	236,565	421
Gruma SAB de CV Class B	28,935	379
Grupo Carso SAB de CV	80,000	363
Gentera SAB de CV	197,100	339
Grupo Aeroportuario del Pacifico SAB de CV Class B	37,900	299
Kimberly-Clark de Mexico SAB de CV Class A	125,000	290
Alsea SAB de CV	87,300	284
Arca Continental SAB de CV	46,800	282
Grupo Aeroportuario del Centro Norte Sab de CV Class B	46,600	259
Controladora Comercial Mexicana SAB de CV	83,080	243
* OHL Mexico SAB de CV	136,100	222
Bolsa Mexicana de Valores SAB de CV	112,700	202

Megacable Holdings SAB de CV	47,700	194
* Industrias CH SAB de CV Class B	54,700	194
Grupo Elektra SAB DE CV	8,680	189
Mexico Real Estate Management SA de CV	101,100	150
Grupo Comercial Chedraui SA de CV	53,100	148
Grupo Lala SAB de CV	56,500	131
* Infraestructura Energetica Nova SAB de CV	25,900	127
Corp Inmobiliaria Vesta SAB de CV	67,400	113
PLA Administradora Industrial S de RL de CV	55,286	112
* Credito Real SAB de CV SOFOM ER	47,600	109
* Genomma Lab Internacional SAB de CV Class B	111,500	103
Alpek SAB de CV	59,100	81
* Grupo Aeromexico SAB de CV	50,300	79
Industrias Bachoco SAB de CV Class B	16,200	77
Organizacion Soriana SAB de CV Class B	37,200	74
Banregio Grupo Financiero SAB de CV	12,900	74
* Controladora Vuela Cia de Aviacion SAB de CV Class A	47,500	65
Grupo Sanborns SAB de CV	37,600	61
* Hoteles City Express SAB de CV	40,800	60
Concentradora Fibra Hotelera Mexicana SA de CV	52,200	56
* Empresas ICA SAB de CV	83,400	53
Concentradora Fibra Danhos SA de CV	24,000	53
Prologis Property Mexico SA de CV	28,800	49
* Minera Frisco SAB de CV	81,563	48
Grupo Financiero Interacciones SA de CV	7,400	46
Grupo Herdez SAB de CV	16,100	43
TV Azteca SAB de CV	217,000	43
Organizacion Cultiba SAB de CV	32,100	42
* Grupo Simec SAB de CV Class B	13,000	37
* Qualitas Controladora SAB de CV	19,419	33
* Consorcio ARA SAB de CV	56,800	23
		34,103
Netherlands (1.0%)
Unilever NV	274,963	12,331
ING Groep NV	681,672	11,586
ASLM Holdings NV (Amsterdam Shares)	51,907	5,163
Koninklijke Philips NV	161,774	4,500
Unibail-Rodamco SE	16,715	4,451
Aegon NV	450,295	3,461
Koninklijke Ahold NV	172,264	3,429
Akzo Nobel NV	39,931	2,855
Heineken NV	35,144	2,766
RELX NV	148,595	2,477
* Altice SA	16,420	2,072
Koninklijke KPN NV	520,273	2,058
Koninklijke DSM NV	28,171	1,607
Wolters Kluwer NV	47,318	1,568
ArcelorMittal	166,392	1,510
Randstad Holding NV	17,810	1,218
Gemalto NV	12,749	1,095
Heineken Holding NV	15,202	1,056
Delta Lloyd NV	58,459	1,038
NN Group NV	32,484	1,003
TNT Express NV	78,434	657
Boskalis Westminster NV	11,794	577
Koninklijke Vopak NV	10,294	538
Aalberts Industries NV	15,207	478

*	OCI NV	13,466	452
	TKH Group NV	10,533	452
	Wereldhave NV	6,743	399
*	SBM Offshore NV	29,694	362
	ASLM Holdings (New York Shares)	3,375	335
*	PostNL NV	69,430	298
	ASM International NV	6,576	296
	Eurocommercial Properties NV	6,705	290
	Arcadis NV	10,737	282
*	Fugro NV	13,161	276
*	APERAM SA	7,367	272
	IMCD Group NV	7,008	258
*	TomTom NV	20,252	219
	USG People NV	12,833	196
	Corbion NV	8,357	176
*,2 GrandVision NV		6,378	156
*	Koninklijke BAM Groep NV	30,019	139
	Vastned Retail NV	1,807	82
	Brunel International NV	4,071	80
	NSI NV	13,998	63
	Accell Group	2,813	62
	BinckBank NV	6,465	61
*,^ Royal Imtech NV		15,715	50
	Wessanen	4,624	50
	Koninklijke Ten Cate NV	1,580	43
*	Grontmij NV	7,752	38
			74,881
New Zealand (0.1%)
	Fletcher Building Ltd.	220,461	1,152
	Spark New Zealand Ltd.	293,474	573
	Auckland International Airport Ltd.	140,672	502
	Fisher & Paykel Healthcare Corp. Ltd.	74,226	367
	Ryman Healthcare Ltd.	66,162	367
	SKY Network Television Ltd.	65,167	263
	Contact Energy Ltd.	73,552	240
	SKYCITY Entertainment Group Ltd.	77,786	227
	Mighty River Power Ltd.	110,267	201
	Ebos Group Ltd.	26,639	192
	Kiwi Property Group Ltd.	205,279	187
*	Xero Ltd.	15,682	183
	Infratil Ltd.	83,585	178
	Trade Me Group Ltd.	59,488	133
	Z Energy Ltd.	34,375	132
	Air New Zealand Ltd.	73,466	128
	Goodman Property Trust	146,920	123
	Summerset Group Holdings Ltd.	41,195	114
*	Chorus Ltd.	57,044	108
	Argosy Property Ltd.	106,763	78
	Nuplex Industries Ltd.	24,418	73
	Freightways Ltd.	18,883	72
	Genesis Energy Ltd.	60,827	69
	Vector Ltd.	30,875	68
	Precinct Properties New Zealand Ltd.	87,309	66
*	Diligent Corp.	16,234	61
	Vital Healthcare Property Trust	45,667	50
	Metlifecare Ltd.	14,922	48
*	Heartland New Zealand Ltd.	52,255	41

	TOWER Ltd.	26,604	38
	Kathmandu Holdings Ltd.	32,196	36
*	a2 Milk Co. Ltd.	63,344	34
	Warehouse Group Ltd.	18,061	31
			6,135
Norway (0.2%)
	DNB ASA	174,660	2,845
	Statoil ASA	159,365	2,691
	Telenor ASA	112,484	2,468
	Yara International ASA	28,126	1,400
	Orkla ASA	121,051	967
	Norsk Hydro ASA	212,079	790
*	Schibsted ASA Class B	21,355	698
	Schibsted ASA Class A	19,702	686
	Marine Harvest ASA	52,553	649
*	Subsea 7 SA	70,269	614
^	Seadrill Ltd.	67,856	609
*	Storebrand ASA	124,818	503
	Gjensidige Forsikring ASA	23,559	378
	TGS Nopec Geophysical Co. ASA	15,938	336
	Petroleum Geo-Services ASA	57,872	263
	SpareBank 1 SR-Bank ASA	42,291	251
	Atea ASA	21,815	189
2	Aker Solutions ASA	45,905	183
*	Det Norske Oljeselskap ASA	26,429	162
^	Opera Software ASA	19,169	152
	Bakkafrost P/F	4,781	145
*,^ Nordic Semiconductor ASA		22,372	143
2	XXL ASA	12,858	142
*,^ DNO ASA		145,158	135
	SpareBank 1 SMN	14,608	113
*	Norwegian Property ASA	96,123	112
2	Entra ASA	10,098	92
	Salmar ASA	5,507	87
	Prosafe SE	29,784	87
*	Fred Olsen Energy ASA	14,846	69
2	BW LPG Ltd.	8,351	68
	Wilh Wilhelmsen ASA	10,986	64
*,^ REC Silicon ASA		292,534	53
*,^ Norwegian Air Shuttle ASA		1,163	50
*	Archer Ltd.	173,534	45
	Aker ASA	2,156	45
	Leroy Seafood Group ASA	710	24
*	Akastor ASA	17,120	23
	Austevoll Seafood ASA	4,106	21
	BW Offshore Ltd.	25,396	15
*	Odfjell Drilling Ltd.	4,835	4
			18,371
Other (0.1%)[3]
4	Vanguard FTSE Emerging Markets ETF	91,901	3,522

Peru (0.0%)
	Credicorp Ltd. (New York Shares)	5,286	697
	Credicorp Ltd.	3,045	402
	Cia de Minas Buenaventura SAA ADR	50,908	363
			1,462

Philippines (0.2%)
SM Investments Corp.	49,122	959
Philippine Long Distance Telephone Co.	13,085	830
Ayala Land Inc.	907,200	741
Universal Robina Corp.	153,040	640
Ayala Corp.	33,910	577
SM Prime Holdings Inc.	1,220,850	572
Semirara Mining and Power Corp. Class A	219,239	571
JG Summit Holdings Inc.	358,710	568
BDO Unibank Inc.	215,300	472
Aboitiz Equity Ventures Inc.	337,470	432
GT Capital Holdings Inc.	14,113	432
Bank of the Philippine Islands	205,385	426
First Philippine Holdings Corp.	231,210	418
Alliance Global Group Inc.	742,000	366
Manila Electric Co.	55,080	360
First Gen Corp.	600,800	339
Vista Land & Lifescapes Inc.	2,132,800	330
Metropolitan Bank & Trust Co.	167,564	324
Globe Telecom Inc.	4,905	276
International Container Terminal Services Inc.	107,150	257
Manila Water Co. Inc.	434,100	237
Jollibee Foods Corp.	55,700	231
Energy Development Corp.	1,362,900	213
DMCI Holdings Inc.	819,000	212
Metro Pacific Investments Corp.	1,962,000	208
Filinvest Land Inc.	4,980,000	206
Aboitiz Power Corp.	187,520	179
Megaworld Corp.	1,569,900	163
LT Group Inc.	435,600	142
Robinsons Land Corp.	218,600	135
Bloomberry Resorts Corp.	546,100	116
Security Bank Corp.	32,980	107
* Robinsons Retail Holdings Inc.	58,090	96
Puregold Price Club Inc.	104,600	85
* Philippine National Bank	58,365	81
Cosco Capital Inc.	499,500	81
Belle Corp.	770,000	62
Petron Corp.	251,500	55
D&L Industries Inc.	110,700	52
Nickel Asia Corp.	168,600	39
* Melco Crown Philippines Resorts Corp.	220,700	39
Lopez Holdings Corp.	241,900	38
Emperador Inc.	185,300	36
Rizal Commercial Banking Corp.	38,790	34
Philex Mining Corp.	157,700	19
San Miguel Corp.	7,498	9
		12,765
Poland (0.1%)
Powszechny Zaklad Ubezpieczen SA	14,516	1,662
Powszechna Kasa Oszczednosci Bank Polski SA	135,718	1,051
Polski Koncern Naftowy Orlen SA	50,312	1,016
Bank Pekao SA	18,901	797
KGHM Polska Miedz SA	30,717	773
Enea SA	154,730	604
Polskie Gornictwo Naftowe i Gazownictwo SA	317,169	529
PGE Polska Grupa Energetyczna SA	106,978	503

* LPP SA	199	406
* Bank Zachodni WBK SA	4,366	348
Energa SA	49,015	265
* Bank Millennium SA	157,377	256
Orange Polska SA	98,779	213
* Cyfrowy Polsat SA	32,365	198
* mBank SA	1,800	180
* Grupa Azoty SA	7,327	165
CCC SA	3,201	164
Tauron Polska Energia SA	157,122	158
Asseco Poland SA	9,655	147
Synthos SA	108,677	136
* Alior Bank SA	5,011	115
Eurocash SA	9,585	110
Lubelski Wegiel Bogdanka SA	7,130	99
Bank Handlowy w Warszawie SA	3,958	97
Kernel Holding SA	7,186	83
TVN SA	14,638	77
* Grupa Lotos SA	9,235	77
PKP Cargo SA	3,586	76
Netia SA	47,099	71
* CD Projekt Red SA	9,088	64
* Getin Noble Bank SA	144,691	46
* Integer.pl SA	775	28
Warsaw Stock Exchange	1,878	24
* Getin Holding SA	53,314	22
* Jastrzebska Spolka Weglowa SA	4,357	14
		10,574
Portugal (0.1%)
EDP - Energias de Portugal SA	406,052	1,502
Galp Energia SGPS SA	77,518	899
Jeronimo Martins SGPS SA	37,228	553
* Banco Comercial Portugues SA	5,884,570	452
NOS SGPS SA	48,485	411
EDP Renovaveis SA	30,859	226
CTT-Correios de Portugal SA	20,528	212
Portucel SA	41,957	160
Sonae SGPS SA	104,336	145
* Banco BPI SA	68,043	77
REN - Redes Energeticas Nacionais SGPS SA	19,975	60
Altri SGPS SA	13,342	57
Sonaecom - SGPS SA	15,610	39
* Pharol SGPS SA	99,498	37
Mota-Engil SGPS SA	12,362	33
* Banco Espirito Santo SA	428,634	3
		4,866
Russia (0.3%)
Lukoil PJSC ADR	96,145	3,980
Gazprom PAO ADR	559,307	2,601
Magnit PJSC GDR	47,412	2,572
Surgutneftegas OAO ADR	339,397	1,902
NOVATEK OAO	179,176	1,718
Gazprom PAO	664,220	1,536
Sberbank of Russia ADR	256,051	1,263
MMC Norilsk Nickel PJSC ADR	75,404	1,166
Tatneft OAO ADR	39,344	1,158

Sberbank of Russia	759,171	890
Rosneft OAO GDR	180,712	697
Mobile TeleSystems OJSC	157,611	575
AK Transneft OAO Preference Shares	243	545
2 VTB Bank JSC GDR	220,216	519
VTB Bank JSC	360,782,455	423
* Uralkali PJSC	154,572	407
Alrosa PAO	251,000	290
Severstal PAO	22,467	251
Moscow Exchange MICEX-RTS OAO	202,240	231
Sistema JSFC GDR	24,816	211
MegaFon PJSC GDR	15,972	198
Rostelecom OJSC	139,763	193
RusHydro JSC	21,056,242	183
Novolipetsk Steel OJSC	119,719	154
Acron JSC	3,636	151
PhosAgro OAO GDR	9,709	132
Inter RAO UES PJSC	6,084,172	112
Bashneft PAO	3,191	98
PIK Group	31,590	88
Magnitogorsk Iron & Steel Works OJSC	278,631	85
* DIXY Group PJSC	14,610	79
E.ON Russia JSC	1,847,900	78
M Video OJSC	17,050	54
Federal Grid Co. Unified Energy System JSC	44,833,105	49
* Rosseti JSC	6,061,655	46
LSR Group PJSC GDR	18,772	41
* Mechel	38,802	38
Sistema JSFC	106,900	37
* Aeroflot - Russian Airlines OJSC	48,600	31
Mosenergo OAO	2,043,038	29
* Raspadskaya OAO	41,689	24
TMK OAO GDR	6,181	24
Rosneft OAO	3,288	13
		24,872
Singapore (0.5%)
DBS Group Holdings Ltd.	277,400	4,103
Singapore Telecommunications Ltd.	1,222,600	3,645
Oversea-Chinese Banking Corp. Ltd.	483,238	3,640
United Overseas Bank Ltd.	181,200	2,947
Singapore Airlines Ltd.	191,717	1,509
Singapore Exchange Ltd.	214,454	1,253
Keppel Corp. Ltd.	226,513	1,237
Ascott Residence Trust	1,003,740	914
CapitaLand Ltd.	384,500	908
* Global Logistic Properties Ltd.	460,700	775
Frasers Commercial Trust	680,418	722
ComfortDelGro Corp. Ltd.	317,300	698
Wilmar International Ltd.	297,873	695
AIMS AMP Capital Industrial REIT	629,896	689
Singapore Press Holdings Ltd.	222,000	677
Genting Singapore plc	988,600	634
City Developments Ltd.	84,900	580
Singapore Technologies Engineering Ltd.	236,600	565
Ascendas REIT	319,300	563
CapitaLand Mall Trust	373,600	546
Cache Logistics Trust	690,600	544

Cambridge Industrial Trust	1,023,200	500
Suntec REIT	374,000	466
Hutchison Port Holdings Trust	760,000	456
Singapore Post Ltd.	281,000	400
Sembcorp Industries Ltd.	149,831	391
UOL Group Ltd.	75,059	368
Mapletree Logistics Trust	427,000	346
Jardine Cycle & Carriage Ltd.	15,888	344
StarHub Ltd.	117,600	329
Noble Group Ltd.	932,908	309
CapitaLand Commercial Trust	266,710	277
SATS Ltd.	99,000	271
Golden Agri-Resources Ltd.	1,066,419	245
Yangzijiang Shipbuilding Holdings Ltd.	260,036	244
Tat Hong Holdings Ltd.	640,000	237
Keppel Telecommunications & Transportation Ltd.	217,600	234
^ Sembcorp Marine Ltd.	108,389	207
Raffles Medical Group Ltd.	56,000	196
Keppel REIT	229,188	180
Ezion Holdings Ltd.	285,120	179
First Resources Ltd.	128,000	177
Fortune REIT	157,923	172
Mapletree Greater China Commercial Trust	235,000	168
Mapletree Industrial Trust	148,500	165
Mapletree Commercial Trust	156,200	155
Frasers Centrepoint Trust	98,300	148
Venture Corp. Ltd.	25,500	146
Starhill Global REIT	228,300	145
CDL Hospitality Trusts	110,600	126
Silverlake Axis Ltd.	177,499	126
United Engineers Ltd.	65,000	118
Lippo Malls Indonesia Retail Trust	442,600	115
Ascendas Hospitality Trust	225,000	114
* SIIC Environment Holdings Ltd.	901,600	113
Religare Health Trust	147,100	113
Genting Hong Kong Ltd.	322,798	110
M1 Ltd.	44,000	100
Soilbuild Business Space REIT	156,400	98
* Neptune Orient Lines Ltd.	136,300	93
Keppel DC REIT	116,700	92
* Biosensors International Group Ltd.	176,000	89
SMRT Corp. Ltd.	85,000	86
OUE Ltd.	57,600	81
Asian Pay Television Trust	131,000	80
^ Olam International Ltd.	59,000	79
CapitaLand Retail China Trust	63,000	73
Wing Tai Holdings Ltd.	53,000	73
Sarine Technologies Ltd.	44,300	64
Far East Hospitality Trust	118,400	60
Ascendas India Trust	84,000	57
* China Animal Healthcare Ltd.	84,000	56
Yanlord Land Group Ltd.	78,000	55
2 ARA Asset Management Ltd.	44,000	55
First REIT	53,000	54
SIA Engineering Co. Ltd.	20,000	53
Midas Holdings Ltd.	223,900	51
OUE Hospitality Trust	76,000	50

*	Tiger Airways Holdings Ltd.	227,600	50
	SPH REIT	66,700	50
	Frasers Centrepoint Ltd.	39,500	48
*	Yoma Strategic Holdings Ltd.	147,330	46
	Croesus Retail Trust	67,000	45
	Super Group Ltd. (Singapore Shares)	58,000	43
*	Swiber Holdings Ltd.	379,500	41
	Sabana Shari'ah Compliant Industrial REIT	63,000	38
*	Ezra Holdings Ltd.	344,056	34
	Hyflux Ltd.	54,000	33
	OSIM International Ltd.	24,000	28
*	China Everbright Water Ltd.	47,300	28
	COSCO Corp. Singapore Ltd.	92,000	26
*,^ Vard Holdings Ltd.		70,000	23
	Accordia Golf Trust	44,000	21
			38,287
South Africa (0.7%)
	Naspers Ltd.	61,585	8,719
	MTN Group Ltd.	292,789	4,883
	Sasol Ltd.	96,445	3,343
	Standard Bank Group Ltd.	189,114	2,276
	Steinhoff International Holdings Ltd.	366,003	2,230
	FirstRand Ltd.	483,260	2,090
	Remgro Ltd.	78,533	1,626
	Aspen Pharmacare Holdings Ltd.	52,890	1,559
	Sanlam Ltd.	274,207	1,449
	Shoprite Holdings Ltd.	98,601	1,311
	Bidvest Group Ltd.	49,246	1,205
	Woolworths Holdings Ltd.	136,277	1,070
	Barloworld Ltd.	131,929	938
	Clicks Group Ltd.	109,638	836
*	Brait SE	68,032	823
	Growthpoint Properties Ltd.	343,081	754
	DataTec Ltd.	138,769	750
	Netcare Ltd.	224,910	721
	Barclays Africa Group Ltd.	48,168	709
	Mr Price Group Ltd.	34,491	688
	Mondi Ltd.	25,592	612
	Mediclinic International Ltd.	68,632	611
	Nedbank Group Ltd.	29,950	600
	Tiger Brands Ltd.	25,172	567
	Vodacom Group Ltd.	47,562	551
	Mpact Ltd.	153,785	547
	Redefine Properties Ltd.	582,049	531
	City Lodge Hotels Ltd.	46,788	522
	Discovery Ltd.	47,857	514
	RMB Holdings Ltd.	89,695	488
	MMI Holdings Ltd.	204,829	477
	Life Healthcare Group Holdings Ltd.	152,937	452
	Truworths International Ltd.	64,510	436
*	AngloGold Ashanti Ltd.	69,728	424
	Gold Fields Ltd.	155,001	424
	Coronation Fund Managers Ltd.	63,272	388
	Foschini Group Ltd.	33,931	386
	SPAR Group Ltd.	24,366	381
	Hyprop Investments Ltd.	36,818	377
*	Impala Platinum Holdings Ltd.	98,938	357

Imperial Holdings Ltd.	25,330	342
Investec Ltd.	36,915	334
Pioneer Foods Ltd.	20,924	329
Resilient Property Income Fund Ltd.	40,094	319
Capitec Bank Holdings Ltd.	8,326	307
JSE Ltd.	25,216	293
* Sappi Ltd.	76,611	253
* Emira Property Fund Ltd.	178,562	243
Telkom SA SOC Ltd.	48,073	233
AVI Ltd.	36,727	233
Nampak Ltd.	91,225	231
Capital Property Fund Ltd.	198,417	231
Omnia Holdings Ltd.	16,576	230
* SA Corporate Real Estate Fund Nominees Pty Ltd.	581,361	214
EOH Holdings Ltd.	13,273	181
* Anglo American Platinum Ltd.	8,548	178
^ Kumba Iron Ore Ltd.	19,775	171
Sibanye Gold Ltd.	121,203	160
Massmart Holdings Ltd.	12,926	138
Tongaat Hulett Ltd.	13,623	131
Exxaro Resources Ltd.	22,079	131
Liberty Holdings Ltd.	11,494	129
* Northam Platinum Ltd.	46,879	128
Reunert Ltd.	24,815	124
Sun International Ltd.	12,892	117
Pick n Pay Stores Ltd.	25,106	117
AECI Ltd.	13,469	115
* Attacq Ltd.	64,477	112
PSG Group Ltd.	6,713	106
* Super Group Ltd. (South Africa Shares)	36,378	102
Astral Foods Ltd.	7,639	101
PPC Ltd.	52,938	94
Fountainhead Property Trust	121,342	93
* Peregrine Holdings Ltd.	35,263	92
African Rainbow Minerals Ltd.	16,169	89
Cashbuild Ltd.	3,622	87
* Adcock Ingram Holdings Ltd.	21,449	85
* Distell Group Ltd.	6,056	82
Lewis Group Ltd.	17,093	78
Illovo Sugar Ltd.	67,733	72
* Curro Holdings Ltd.	24,411	68
Alexander Forbes Group Holdings Ltd.	89,965	64
Murray & Roberts Holdings Ltd.	56,830	58
Grindrod Ltd.	54,052	57
Pick n Pay Holdings Ltd.	26,672	56
Famous Brands Ltd.	5,510	56
Hudaco Industries Ltd.	5,387	54
* Harmony Gold Mining Co. Ltd.	55,434	53
Blue Label Telecoms Ltd.	74,154	51
Santam Ltd.	2,842	48
Clover Industries Ltd.	30,888	44
Adcorp Holdings Ltd.	16,230	41
Wilson Bayly Holmes-Ovcon Ltd.	5,074	38
Metair Investments Ltd.	12,945	37
* Aveng Ltd.	60,206	31
Group Five Ltd.	15,342	29
* ArcelorMittal South Africa Ltd.	21,122	24

	Assore Ltd.	3,401	23
	Oceana Group Ltd.	2,752	22
*	Royal Bafokeng Platinum Ltd.	3,748	11
*	Adbee Rf Ltd.	3,785	10
*	African Bank Investments Ltd.	150,852	—
*	Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	1,171	—
			55,305
South Korea (1.4%)
	Samsung Electronics Co. Ltd. GDR	38,824	19,692
	Hyundai Motor Co.	26,152	3,300
	SK Hynix Inc.	89,612	2,833
	KB Financial Group Inc. ADR	79,010	2,488
	Hyundai Mobis Co. Ltd.	10,929	1,991
	NAVER Corp.	4,444	1,985
	Amorepacific Corp.	5,249	1,843
	KT&G Corp.	19,599	1,842
	Korea Electric Power Corp.	41,486	1,795
	Shinhan Financial Group Co. Ltd. ADR	49,575	1,781
	Kia Motors Corp.	43,437	1,618
	LG Chem Ltd.	7,473	1,593
	Samsung Fire & Marine Insurance Co. Ltd.	6,300	1,497
	SK Telecom Co. Ltd. ADR	62,266	1,494
	Samsung SDS Co. Ltd.	4,920	1,228
	Samsung Life Insurance Co. Ltd.	12,827	1,173
	POSCO ADR	27,881	1,158
	Hana Financial Group Inc.	46,251	1,151
	POSCO	6,772	1,129
	LG Household & Health Care Ltd.	1,522	1,103
	SK C&C Co. Ltd.	4,161	1,084
	Shinhan Financial Group Co. Ltd.	28,483	1,022
	Samsung C&T Corp.	20,240	981
	SK Innovation Co. Ltd.	9,922	840
	AMOREPACIFIC Group	4,828	801
*,^ Celltrion Inc.		11,062	736
	SK Holdings Co. Ltd.	4,108	729
	Coway Co. Ltd.	8,620	717
	Korea Zinc Co. Ltd.	1,709	715
	LG Display Co. Ltd.	37,115	704
	LG Corp.	14,210	701
	Hyundai Steel Co.	13,970	696
	E-Mart Co. Ltd.	3,367	687
	Korea Aerospace Industries Ltd.	7,981	665
	Samsung SDI Co. Ltd.	9,018	659
	Kangwon Land Inc.	17,974	655
	Orion Corp.	661	652
*	Cheil Industries Inc.	4,450	636
	LG Electronics Inc.	17,435	606
^	Hyundai Heavy Industries Co. Ltd.	7,245	601
	Hanssem Co. Ltd.	2,371	601
	CJ Corp.	2,293	598
	Hyundai Development Co-Engineering & Construction	9,862	592
	Hyundai Glovis Co. Ltd.	3,436	572
^	Daum Kakao Corp.	5,527	571
	Hotel Shilla Co. Ltd.	5,296	570
	Lotte Chemical Corp.	2,285	508
	Industrial Bank of Korea	41,573	491
	BNK Financial Group Inc.	39,651	465

	Hyosung Corp.	3,808	462
	Hankook Tire Co. Ltd.	13,291	462
	Daewoo Securities Co. Ltd.	35,851	442
	Samsung Securities Co. Ltd.	9,800	439
	NCSoft Corp.	2,324	435
	Samsung Electro-Mechanics Co. Ltd.	9,184	425
	CJ CheilJedang Corp.	1,179	414
	KCC Corp.	960	401
*	Woori Bank	47,432	387
	Dongbu Insurance Co. Ltd.	7,975	376
*	KT Corp.	14,359	375
	S-Oil Corp.	6,891	368
	KEPCO Plant Service & Engineering Co. Ltd.	3,639	365
*,^ Hanmi Pharm Co. Ltd.		1,053	360
	Lotte Shopping Co. Ltd.	1,663	358
	Korea Investment Holdings Co. Ltd.	6,636	349
	LG Uplus Corp.	34,930	345
	SK Telecom Co. Ltd.	1,618	345
^	Samsung Heavy Industries Co. Ltd.	28,957	342
	Hyundai Department Store Co. Ltd.	2,647	331
*	ViroMed Co. Ltd.	2,182	329
	Hyundai Engineering & Construction Co. Ltd.	10,967	321
	GS Holdings Corp.	8,053	310
	Hanwha Corp.	7,638	310
	Medy-Tox Inc.	657	299
	Yuhan Corp.	1,250	289
	Daelim Industrial Co. Ltd.	4,477	284
^	LG Innotek Co. Ltd.	3,926	273
	Hana Tour Service Inc.	1,714	253
*,^ Hanmi Science Co. ltd		2,269	252
^	Youngone Corp.	4,960	247
	Hyundai Wia Corp.	2,715	245
	Hanwha Chemical Corp.	13,819	244
	Korean Reinsurance Co.	19,191	242
^	Hanwha Techwin Co. Ltd.	7,374	240
	Hanwha Life Insurance Co. Ltd.	33,060	234
	Hyundai Securities Co. Ltd.	31,608	231
^	OCI Co. Ltd.	2,738	226
	KB Financial Group Inc.	7,033	221
*	Cheil Worldwide Inc.	13,305	217
	Ottogi Corp.	307	216
	Hyundai Marine & Fire Insurance Co. Ltd.	7,947	215
	Lotte Confectionery Co. Ltd.	129	215
^	CJ CGV Co. Ltd.	2,130	213
	DGB Financial Group Inc.	22,173	211
	Daishin Securities Co. Ltd.	22,900	209
	Shinsegae Co. Ltd.	1,167	207
	Taekwang Industrial Co. Ltd.	199	206
	NongShim Co. Ltd.	772	205
	S-1 Corp.	2,833	204
^	Green Cross Corp.	1,066	201
	Korea Kolmar Co. Ltd.	2,261	199
*	CJ E&M Corp.	3,113	197
^	Meritz Securities Co. Ltd.	39,492	197
	Samsung Card Co. Ltd.	5,818	192
	Green Cross Holdings Corp.	5,182	182
	Sam Young Electronics Co. Ltd.	15,182	179

	Namhae Chemical Corp.	18,020	175
	Dongsuh Cos. Inc.	4,930	175
	Lotte Chilsung Beverage Co. Ltd.	91	174
^	Samyang Holdings Corp.	1,069	174
*	CJ Korea Express Co. Ltd.	1,189	174
^	SK Chemicals Co. Ltd.	2,877	174
	Woori Investment & Securities Co. Ltd.	18,681	172
*	Ssangyong Cement Industrial Co. Ltd.	9,983	171
	Cosmax Inc.	952	165
*,^ Daewoo Engineering & Construction Co. Ltd.		27,757	163
*,^ Kumho Tire Co. Inc.		27,894	161
	Kolon Industries Inc.	3,387	158
	Daesang Corp.	5,170	157
	Hyundai Greenfood Co. Ltd.	7,486	154
*,^ Com2uSCorp		1,448	154
	KT Corp. ADR	11,162	146
	Youlchon Chemical Co. Ltd.	14,280	146
	iMarketKorea Inc.	5,560	145
*	Korean Air Lines Co. Ltd.	4,852	145
*	Osstem Implant Co. Ltd.	2,787	143
*	Doosan Infracore Co. Ltd.	21,888	142
^	Hanjin Kal Corp.	5,763	139
^	Paradise Co. Ltd.	6,828	138
	Halla Visteon Climate Control Corp.	4,407	137
*,^ GS Engineering & Construction Corp.		6,137	136
	Samsung Electronics Co. Ltd.	135	136
	KB Insurance Co. Ltd.	5,630	135
*,^ Hanjin Shipping Co. Ltd.		31,240	135
*,^ Wonik IPS Co. Ltd.		12,767	133
*	Huons Co. Ltd.	1,440	132
	Kumho Petrochemical Co. Ltd.	2,557	132
	Korea Gas Corp.	3,651	131
	Hansae Co. Ltd.	2,942	131
*,^ NHN Entertainment Corp.		2,627	127
	SK Networks Co. Ltd.	20,389	127
	LOTTE Himart Co. Ltd.	2,295	125
	KIWOOM Securities Co. Ltd.	2,211	124
^	Maeil Dairy Industry Co. Ltd.	3,787	123
	Samsung Fine Chemicals Co. Ltd.	4,172	122
	Mirae Asset Securities Co. Ltd.	3,255	122
	LG Hausys Ltd.	790	119
	Doosan Heavy Industries & Construction Co. Ltd.	6,629	113
	OCI Materials Co. Ltd.	976	111
	Doosan Corp.	1,259	110
	Fila Korea Ltd.	1,243	109
^	Eo Technics Co. Ltd.	1,113	108
	Daewoo International Corp.	6,053	107
	Young Poong Corp.	91	105
*	Samlip General Foods Co. Ltd.	352	104
*	Samsung Engineering Co. Ltd.	4,141	103
	S&T Motiv Co. Ltd.	1,871	102
^	Kolao Holdings	5,310	99
	LG International Corp.	3,990	98
	Cosmax BTI Inc	1,211	95
	Seah Besteel Corp.	3,350	95
*	LG Life Sciences Ltd.	1,565	95
*	Hanwha General Insurance Co. Ltd.	17,139	94

*	Seegene Inc.	1,857	93
	Ilyang Pharmaceutical Co. Ltd.	1,960	93
*	Pharmicell Co. Ltd.	16,212	90
	Daekyo Co. Ltd.	11,162	89
	Poongsan Corp.	3,950	89
*,^ GemVax & Kael Co. Ltd.		3,321	88
*	Muhak Co. Ltd.	1,917	88
	KONA I Co. Ltd.	2,190	86
*	Hyundai Livart Furniture Co. Ltd.	1,592	86
*	Hyundai Elevator Co. Ltd.	1,265	86
*	Medipost Co. Ltd.	914	86
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	14,483	86
	Hanjin Transportation Co. Ltd.	2,100	86
	Hyundai Home Shopping Network Corp.	819	86
	DuzonBIzon Co. Ltd.	4,685	85
	Daou Technology Inc.	3,300	85
	Kwang Dong Pharmaceutical Co. Ltd.	6,830	85
	LF Corp.	2,820	84
	GS Retail Co. Ltd.	1,890	84
	Hyundai Mipo Dockyard Co. Ltd.	1,814	84
*,^ Ssangyong Motor Co.		10,890	84
*	IS Dongseo Co. Ltd.	1,191	84
	Korea Real Estate Investment & Trust Co. Ltd.	28,386	83
^	Ahnlab Inc.	2,032	83
	Lotte Food Co. Ltd.	105	82
	LEENO Industrial Inc.	2,065	81
*,^ Dongbu HiTek Co. Ltd.		5,383	79
	Hanwha Investment & Securities Co. Ltd.	15,899	78
	Daeduck Electronics Co.	12,627	78
	Daewoong Pharmaceutical Co. Ltd.	1,015	78
	Dongwon F&B Co. Ltd.	196	77
	Handsome Co. Ltd.	2,264	77
	Hankook Shell Oil Co. Ltd.	194	76
	Koh Young Technology Inc.	2,048	75
	AK Holdings Inc.	952	75
	Humax Co. Ltd.	5,217	73
	LS Industrial Systems Co. Ltd.	1,644	73
	Mando Corp.	765	73
	SKC Co. Ltd.	2,370	72
	Korea Electric Terminal Co. Ltd.	821	71
	Chong Kun Dang Pharmaceutical Corp.	1,005	71
*,^ Webzen Inc.		2,559	70
	JB Financial Group Co. Ltd.	12,847	70
*	i-SENS Inc.	1,449	70
*	Asiana Airlines Inc.	13,664	69
*	Humedix Co. Ltd.	1,006	69
	Dong-A Socio Holdings Co. Ltd.	464	69
	Dong-A ST Co. Ltd.	569	67
*,^ WeMade Entertainment Co. Ltd.		1,456	67
*	Kumho Industrial Co. Ltd.	4,287	67
	KT Skylife Co. Ltd.	3,297	67
*,^ SM Entertainment Co.		2,434	66
	GS Home Shopping Inc.	379	66
	Tongyang Life Insurance	4,930	64
	Meritz Fire & Marine Insurance Co. Ltd.	4,620	64
^	Grand Korea Leisure Co. Ltd.	2,480	64
	SFA Engineering Corp.	1,773	63

*,^ Gamevil Inc.		801	63
*,^ Yuanta Securities Korea Co. Ltd.		13,343	62
*,^ Komipharm International Co. Ltd.		4,831	61
	Nexen Tire Corp.	5,080	61
*,^ SK Securities Co. Ltd.		54,276	61
*	Seobu T&D	2,639	60
^	Seoul Semiconductor Co. Ltd.	4,368	59
	Cuckoo Electronics Co. Ltd.	223	57
	Youngone Holdings Co. Ltd.	745	56
	Silicon Works Co. Ltd.	1,927	56
*	Neowiz Games Corp.	3,030	56
	Bukwang Pharmaceutical Co. Ltd.	2,403	54
*	Eugene Investment & Securities Co. Ltd.	17,472	54
	CJ O Shopping Co. Ltd.	311	54
*	GOLFZON Co. Ltd.	566	53
	LS Corp.	1,593	53
*,^ China Ocean Resources Co. Ltd.		16,469	53
^	Hite Jinro Co. Ltd.	2,740	52
	Dongwon Industries Co. Ltd.	165	51
*	Green Cross Cell Corp.	1,282	51
*,^ Hyundai Merchant Marine Co. Ltd.		9,438	50
*,^ Chabiotech Co. Ltd.		3,667	49
*	Eusu Holdings Co. Ltd.	6,136	49
	Huchems Fine Chemical Corp.	2,510	49
	Hanil Cement Co. Ltd.	449	48
*,^ Naturalendo Tech Co. Ltd.		2,354	48
	Samchully Co. Ltd.	442	47
*	Korea Line Corp.	2,370	47
^	Dongkuk Steel Mill Co. Ltd.	9,093	47
	YG Entertainment Inc.	1,017	46
*	Foosung Co. Ltd.	12,945	45
	Soulbrain Co. Ltd.	1,212	44
^	KEPCO Engineering & Construction Co. Inc.	1,816	44
	Interpark Holdings Corp.	4,596	42
	Meritz Financial Group Inc.	3,105	42
^	Hyundai Rotem Co. Ltd.	2,780	42
	Kolon Corp.	792	41
	Kyobo Securities Co. Ltd.	4,032	40
	Hyundai Corp.	1,590	39
*	Jusung Engineering Co. Ltd.	10,459	39
	Hancom Inc.	2,196	39
	Namyang Dairy Products Co. Ltd.	61	38
	Hankook Tire Worldwide Co. Ltd.	2,542	38
*	Hansol Paper Co. Ltd.	2,213	37
	Agabang&Company	3,825	37
*	Pan Ocean Co. Ltd.	9,480	35
	Samyang Corp.	480	35
^	KH Vatec Co. Ltd.	2,613	35
	Chongkundang Holdings Corp.	389	33
*	Hansol Technics Co. Ltd.	1,961	33
	Binggrae Co. Ltd.	454	32
	SL Corp.	2,368	31
^	Partron Co. Ltd.	4,491	31
	Halla Holdings Corp.	701	31
	Sungwoo Hitech Co. Ltd.	3,981	31
	CJ Hellovision Co. Ltd.	2,780	31
*,^ Taihan Electric Wire Co. Ltd.		29,761	31

^	Posco ICT Co. Ltd.	6,926	30
*	STS Semiconductor & Telecommunications	11,646	29
	Hansol Holdings Co. Ltd.	3,626	28
	GOLFZONYUWONHOLDINGS Co. Ltd.	2,759	27
*,^ Hanjin Heavy Industries & Construction Co. Ltd.		6,504	25
	Able C&C Co. Ltd.	1,204	22
	SK Gas Ltd.	298	22
	SBS Media Holdings Co. Ltd.	6,724	21
	Hanil E-Hwa Co. Ltd.	1,885	20
^	Sung Kwang Bend Co. Ltd.	2,178	19
*	Kwangju Bank	2,894	19
*	Shenglong PV-Tech Investment Co. Ltd.	1,034,191	18
	Lumens Co. Ltd.	5,290	16
*	MegaStudyEdu Co. Ltd.	246	16
*	Meritz Securities Company Ltd Rights Exp. 08/21/2015	11,111	15
	MegaStudy Co. Ltd.	425	13
	Seoyon Co. Ltd.	864	9
*	Foosung Co. Ltd. Rights Exp. 09/03/2015	1,160	1
*	CNK International Co. Ltd.	78	—
			104,052
Spain (1.1%)
*	Banco Santander SA	1,771,792	12,207
	Telefonica SA	745,347	11,406
	Banco Bilbao Vizcaya Argentaria SA	1,122,725	11,345
	Iberdrola SA	940,295	6,635
	Industria de Diseno Textil SA	186,718	6,390
*	Repsol SA	210,803	3,546
^	Banco Santander SA ADR	503,660	3,430
	Amadeus IT Holding SA	69,714	3,037
*	Banco de Sabadell SA	735,968	1,675
*	Ferrovial SA	63,750	1,548
	Viscofan SA	23,607	1,412
	CaixaBank SA	314,152	1,399
	Red Electrica Corp. SA	16,693	1,335
	Abertis Infraestructuras SA	73,157	1,197
	Grifols SA	26,702	1,180
*,2 Aena SA		10,513	1,160
	Banco Popular Espanol SA	251,422	1,152
	Gas Natural SDG SA	49,104	1,068
	Endesa SA	48,295	1,016
	Enagas SA	35,948	1,011
	Bankia SA	745,578	984
*	Banco Santander SA BDR	130,239	926
	Bankinter SA	112,518	870
	Grupo Catalana Occidente SA	27,323	847
*	ACS Actividades de Construccion y Servicios SA	24,931	835
	Distribuidora Internacional de Alimentacion SA	101,919	638
	Construcciones y Auxiliar de Ferrocarriles SA	2,160	615
	Merlin Properties Socimi SA	51,325	563
	Gamesa Corp. Tecnologica SA	33,486	530
	Mapfre SA	147,518	473
	Bolsas y Mercados Espanoles SHMSF SA	10,949	452
	Acciona SA	4,590	370
	Tecnicas Reunidas SA	7,101	362
	Mediaset Espana Comunicacion SA	28,774	362
	Zardoya Otis SA	27,941	306
	Almirall SA	14,904	293

^ Abengoa SA Class B	131,654	293
Ebro Foods SA	12,581	251
* Acerinox SA	19,338	235
* Jazztel plc	15,115	215
* Indra Sistemas SA	18,570	208
* NH Hotel Group SA	34,084	207
* Fomento de Construcciones y Contratas SA	18,203	187
* Zeltia SA	40,605	179
Applus Services SA	15,340	172
* Inmobiliaria Colonial SA	209,700	156
Melia Hotels International SA	10,108	145
Prosegur Cia de Seguridad SA	26,190	139
Atresmedia Corp. de Medios de Comunicacion SA	8,613	129
Corp Financiera Alba SA	2,693	126
Obrascon Huarte Lain SA	7,021	117
Tubacex SA	31,806	87
Faes Farma SA	30,308	84
Cia de Distribucion Integral Logista Holdings SA	4,237	84
* Liberbank SA	117,825	82
Ence Energia y Celulosa SA	19,358	70
Promotora de Informaciones SA	7,163	66
* Sacyr SA	16,588	57
CIE Automotive SA	3,478	55
Duro Felguera SA	11,357	45
* Deoleo SA	73,583	32
Tubos Reunidos SA	19,407	27
* Let's GOWEX SA	3,921	—
		86,023
Sweden (1.0%)
Nordea Bank AB	545,320	6,779
Hennes & Mauritz AB Class B	161,865	6,436
Telefonaktiebolaget LM Ericsson Class B	509,450	5,449
Swedbank AB Class A	179,864	4,207
* Svenska Handelsbanken AB Class A	257,848	3,938
* Assa Abloy AB Class B	157,612	3,190
Volvo AB Class B	262,784	3,107
Skandinaviska Enskilda Banken AB Class A	252,457	3,040
Svenska Cellulosa AB SCA Class B	99,723	2,842
Investor AB Class B	71,478	2,752
* Atlas Copco AB Class B	110,901	2,720
TeliaSonera AB	422,649	2,571
* Atlas Copco AB Class A	71,447	1,950
SKF AB	94,123	1,840
Sandvik AB	178,151	1,799
Electrolux AB Class B	48,756	1,400
Hexagon AB Class B	42,937	1,388
Boliden AB	74,062	1,370
* Lundin Petroleum AB	87,307	1,267
Skanska AB Class B	55,685	1,170
Investment AB Kinnevik	33,129	1,059
Swedish Match AB	31,903	977
Alfa Laval AB	50,324	926
Meda AB Class A	44,837	733
Getinge AB	29,625	727
Securitas AB Class B	47,880	686
* Swedish Orphan Biovitrum AB	47,933	632
Trelleborg AB Class B	36,035	622

*	Hexpol AB	55,950	600
	Industrivarden AB Class A	28,133	555
	Tele2 AB	51,908	541
	Husqvarna AB	67,129	490
	Industrivarden AB	25,657	484
*	SSAB AB Class B	110,704	459
	ICA Gruppen AB	11,964	436
*	Wallenstam AB	54,182	392
	Fabege AB	27,387	380
	Elekta AB Class B	53,695	357
	NCC AB Class B	11,503	343
	Hufvudstaden AB Class A	26,208	339
	Castellum AB	23,502	335
	BillerudKorsnas AB	19,321	296
*	Betsson AB	16,908	283
*	Axfood AB	16,212	276
*	NetEnt AB	5,910	275
	Nibe Industrier AB Class B	9,183	259
	AAK AB	3,806	258
	Loomis AB Class B	9,026	252
	Indutrade AB	4,967	243
*	Fastighets AB Balder	13,992	233
	Modern Times Group MTG AB Class B	7,828	222
	Holmen AB	6,828	195
	Kungsleden AB	28,955	193
	Avanza Bank Holding AB	4,654	193
	Intrum Justitia AB	5,438	185
	JM AB	6,979	185
	Com Hem Holding AB	20,589	182
	Peab AB	23,839	180
	Wihlborgs Fastigheter AB	9,949	171
*	Lifco AB Class B	8,067	157
	Axis Communications AB	3,797	150
	Haldex AB	11,512	141
	Ratos AB	22,034	138
	Hemfosa Fastigheter AB	12,464	134
	AF AB	7,661	107
	Nobia AB	8,453	99
	Saab AB Class B	3,901	94
	L E Lundbergforetagen AB Class B	2,038	93
*,2 Thule Group AB		7,686	92
*,^ SAS AB		49,862	88
	Klovern AB Preference Shares	2,036	73
	Bure Equity AB	10,810	67
	Mekonomen AB	2,334	58
	SkiStar AB	4,733	56
*,^ SSAB AB Class A		11,555	55
	Concentric AB	4,656	53
*	Qliro Group AB	31,976	53
	Clas Ohlson AB	2,654	49
	Melker Schorling AB	893	48
	Lindab International AB	6,351	48
	Rezidor Hotel Group AB	8,522	39
	Klovern AB	40,198	39
	Investment AB Oresund	1,836	37
	Nordnet AB	6,516	26

	Sagax AB Preference Shares	5,206	20
			77,383
Switzerland (3.0%)
	Nestle SA	563,792	42,707
	Novartis AG	374,856	38,945
	Roche Holding AG	122,303	35,282
	UBS Group AG	611,078	14,046
	Cie Financiere Richemont SA	97,696	8,428
	Credit Suisse Group AG	277,628	8,168
	ABB Ltd.	387,791	7,874
	Zurich Insurance Group AG	25,434	7,741
	Syngenta AG	16,101	6,637
	Swiss Re AG	55,411	4,987
	Givaudan SA	1,484	2,761
	Swatch Group AG (Bearer)	6,164	2,654
	Actelion Ltd.	17,102	2,526
	LafargeHolcim Ltd. (Zurich Shares)	34,836	2,424
	Adecco SA	27,136	2,262
	LafargeHolcim Ltd. (Paris Shares)	32,625	2,259
	Swisscom AG	3,683	2,141
	Geberit AG	5,880	2,032
	Julius Baer Group Ltd.	35,302	1,953
	SGS SA	840	1,604
*	Dufry AG	11,199	1,555
	Swiss Life Holding AG	5,182	1,224
	Sika AG	337	1,221
	Lonza Group AG	8,218	1,190
	Sonova Holding AG	8,118	1,155
	Barry Callebaut AG	958	1,072
	Kuehne & Nagel International AG	7,651	1,056
	Chocoladefabriken Lindt & Sprungli AG Registered Shares	15	1,002
	Schindler Holding AG	6,094	981
	Chocoladefabriken Lindt & Sprungli AG Particpiation Certificates	173	974
	Baloise Holding AG	7,319	933
	Partners Group Holding AG	2,739	917
	Clariant AG	44,084	879
	Galenica AG	771	878
	Swiss Prime Site AG	10,380	827
^	Transocean Ltd. (Switzerland Shares)	58,127	785
	BB Biotech AG	2,288	740
	Schindler Holding AG (Registered)	4,394	713
	Aryzta AG	13,303	675
	PSP Swiss Property AG	6,548	588
	EMS-Chemie Holding AG	1,172	571
	GAM Holding AG	25,559	535
	Swatch Group AG (Registered)	6,066	498
	Bucher Industries AG	2,023	493
	Helvetia Holding AG	855	470
	ams AG	10,465	454
	Georg Fischer AG	656	437
*,2 Sunrise Communications Group AG		5,494	432
	Sulzer AG	4,131	424
	Kaba Holding AG Class B	646	413
	OC Oerlikon Corp. AG	31,369	384
	Forbo Holding AG	312	380
	Straumann Holding AG	1,202	355
	Leonteq AG	1,507	347

	DKSH Holding AG	4,501	338
	Logitech International SA	23,446	337
	Temenos Group AG	9,179	337
	Flughafen Zuerich AG	398	326
	Allreal Holding AG	2,075	297
	Cembra Money Bank AG	4,793	292
	Pargesa Holding SA	4,242	285
	Banque Cantonale Vaudoise	434	281
	Panalpina Welttransport Holding AG	2,018	251
	Valiant Holding AG	2,356	234
	Vontobel Holding AG	4,312	230
	Mobimo Holding AG	1,069	227
	Implenia AG	3,709	222
	Burckhardt Compression Holding AG	542	205
	Autoneum Holding AG	940	194
	Tecan Group AG	1,403	172
	St. Galler Kantonalbank AG	394	148
	Gategroup Holding AG	4,013	148
	EFG International AG	12,367	145
	Belimo Holding AG	57	130
*,^ Meyer Burger Technology AG		12,887	111
	Kuoni Reisen Holding AG	395	110
	Rieter Holding AG	709	107
*	Cosmo Pharmaceuticals SA	599	102
	Daetwyler Holding AG	806	100
	Kudelski SA	6,259	99
	Schweiter Technologies AG	125	98
	Huber & Suhner AG	2,238	97
	Emmi AG	270	89
	Conzzeta AG	136	88
	VZ Holding AG	293	76
	Transocean Ltd. (New York Shares)	5,627	75
	Valora Holding AG	370	72
	Vetropack Holding AG	40	66
	Basler Kantonalbank	852	64
*	Schmolz & Bickenbach AG	75,992	64
	BKW AG	1,670	60
	Ascom Holding AG	3,260	59
	Swissquote Group Holding SA	2,287	59
	Ypsomed Holding AG	507	56
	Liechtensteinische Landesbank AG	1,240	49
*	Basilea Pharmaceutica	412	45
*	Zehnder Group- RG	1,190	45
*	AFG Arbonia-Forster Holding AG	2,493	43
	Alpiq Holding AG	434	37
*	Plazza AG	136	29
	Siegfried Holding AG	154	28
*	Orascom Development Holding AG	1,294	16
			229,732
Taiwan (1.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	544,072	12,029
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,726,000	7,581
	Hon Hai Precision Industry Co. Ltd.	2,139,266	6,117
^	Chunghwa Telecom Co. Ltd. ADR	116,506	3,617
	MediaTek Inc.	247,086	2,595
	Fubon Financial Holding Co. Ltd.	1,266,880	2,313
	Advanced Semiconductor Engineering Inc. ADR	389,013	2,178

Cathay Financial Holding Co. Ltd.	1,262,549	2,039
Nan Ya Plastics Corp.	958,423	1,956
Formosa Chemicals & Fibre Corp.	733,283	1,738
Formosa Plastics Corp.	781,873	1,731
Largan Precision Co. Ltd.	17,020	1,729
* CTBC Financial Holding Co. Ltd.	2,350,852	1,706
Delta Electronics Inc.	328,641	1,619
China Steel Corp.	1,939,390	1,388
Mega Financial Holding Co. Ltd.	1,591,557	1,361
Catcher Technology Co. Ltd.	121,310	1,338
Uni-President Enterprises Corp.	733,647	1,292
Asustek Computer Inc.	113,169	1,022
Taiwan Mobile Co. Ltd.	268,800	890
Pegatron Corp.	312,954	881
Quanta Computer Inc.	435,450	840
Hotai Motor Co. Ltd.	64,000	821
China Development Financial Holding Corp.	2,364,580	778
^ AU Optronics Corp. ADR	217,118	723
Formosa Petrochemical Corp.	297,140	700
Yuanta Financial Holding Co. Ltd.	1,462,489	691
E.Sun Financial Holding Co. Ltd.	1,109,351	675
President Chain Store Corp.	91,342	664
First Financial Holding Co. Ltd.	1,147,257	616
Far EasTone Telecommunications Co. Ltd.	262,000	613
Hua Nan Financial Holdings Co. Ltd.	1,063,651	605
Pou Chen Corp.	426,524	605
SinoPac Financial Holdings Co. Ltd.	1,412,277	601
Far Eastern New Century Corp.	619,279	585
Taiwan Cooperative Financial Holding Co. Ltd.	1,122,794	563
Cheng Shin Rubber Industry Co. Ltd.	291,379	562
Innolux Corp.	1,550,885	540
Taiwan Cement Corp.	497,210	539
Foxconn Technology Co. Ltd.	172,478	521
* China Life Insurance Co. Ltd.	505,561	510
Highwealth Construction Corp.	245,800	506
United Microelectronics Corp.	1,373,180	492
Taishin Financial Holding Co. Ltd.	1,205,707	478
Hermes Microvision Inc.	9,493	473
Eclat Textile Co. Ltd.	32,193	473
Compal Electronics Inc.	660,323	443
Siliconware Precision Industries Co. Ltd.	359,030	407
Giant Manufacturing Co. Ltd.	46,881	394
Asia Cement Corp.	347,264	381
Advantech Co. Ltd.	56,518	381
* Taiwan Business Bank	1,306,973	381
* Lite-On Technology Corp.	322,109	353
Chailease Holding Co. Ltd.	164,892	343
Novatek Microelectronics Corp.	91,025	330
Inventec Corp.	560,554	319
* Ta Chong Bank Ltd.	739,578	300
* HTC Corp.	127,491	280
* Makalot Industrial Co. Ltd.	32,407	277
Merida Industry Co. Ltd.	44,400	274
Shin Kong Financial Holding Co. Ltd.	940,223	274
Feng TAY Enterprise Co. Ltd.	48,748	273
CTCI Corp.	179,000	271
* Wistron Corp.	408,604	266

Chicony Electronics Co. Ltd.	96,905	252
* Ruentex Industries Ltd.	118,268	247
WPG Holdings Ltd.	218,000	247
Radiant Opto-Electronics Corp.	83,314	247
* Inotera Memories Inc.	409,000	245
Powertech Technology Inc.	126,000	236
Chang Hwa Commercial Bank Ltd.	401,661	225
* Eva Airways Corp.	301,595	218
* Acer Inc.	524,551	217
Phison Electronics Corp.	29,000	209
Ruentex Development Co. Ltd.	163,156	207
Teco Electric and Machinery Co. Ltd.	258,000	202
United Microelectronics Corp. ADR	108,200	195
Synnex Technology International Corp.	160,189	193
Hiwin Technologies Corp.	31,033	192
Zhen Ding Technology Holding Ltd.	59,700	185
Clevo Co.	182,628	181
Advanced Semiconductor Engineering Inc.	155,000	178
Realtek Semiconductor Corp.	89,420	176
Vanguard International Semiconductor Corp.	148,000	174
* TPK Holding Co. Ltd.	49,958	171
AU Optronics Corp.	520,000	169
* China Airlines Ltd.	377,000	168
King Yuan Electronics Co. Ltd.	246,000	166
Formosa Taffeta Co. Ltd.	168,000	158
PChome Online Inc.	11,389	158
Epistar Corp.	180,044	157
Taiwan Fertilizer Co. Ltd.	106,000	155
Simplo Technology Co. Ltd.	37,400	154
Chipbond Technology Corp.	102,000	153
Elite Material Co. Ltd.	74,000	152
Syncmold Enterprise Corp.	111,000	151
Aerospace Industrial Development Corp.	121,000	146
Parade Technologies Ltd.	17,000	143
Chroma ATE Inc.	70,000	142
FLEXium Interconnect Inc.	41,798	140
Chunghwa Telecom Co. Ltd.	45,000	140
Depo Auto Parts Ind Co. Ltd.	45,000	138
Taiwan Secom Co. Ltd.	45,675	137
Poya International Co. Ltd.	12,116	137
Hota Industrial Manufacturing Co. Ltd.	46,000	136
King's Town Bank Co. Ltd.	157,000	131
Wistron NeWeb Corp.	52,020	129
* Nan Kang Rubber Tire Co. Ltd.	144,493	128
Standard Foods Corp.	41,365	125
Dynapack International Technology Corp.	77,000	124
Kenda Rubber Industrial Co. Ltd.	79,881	123
* Winbond Electronics Corp.	557,000	122
Kinsus Interconnect Technology Corp.	62,000	122
Yageo Corp.	85,385	121
^ Siliconware Precision Industries Co. Ltd. ADR	21,400	121
Xxentria Technology Materials Corp.	44,000	120
Wan Hai Lines Ltd.	141,000	118
Kuoyang Construction Co. Ltd.	293,000	116
King Slide Works Co. Ltd.	10,000	116
Tripod Technology Corp.	73,000	114
Transcend Information Inc.	38,000	113

* Asia Pacific Telecom Co. Ltd.	331,152	112
eMemory Technology Inc.	10,000	112
Visual Photonics Epitaxy Co. Ltd.	87,000	111
Huaku Development Co. Ltd.	65,000	109
* TSRC Corp.	155,925	108
Far Eastern Department Stores Ltd.	190,115	108
Coretronic Corp.	134,250	107
Eternal Materials Co. Ltd.	109,180	106
Greatek Electronics Inc.	112,000	106
Taichung Commercial Bank Co. Ltd.	318,971	106
Win Semiconductors Corp.	98,000	105
St. Shine Optical Co. Ltd.	8,000	104
* Wei Chuan Foods Corp.	152,000	103
Tainan Spinning Co. Ltd.	220,543	102
Grape King Bio Ltd.	15,000	101
Airtac International Group	22,050	101
* China Petrochemical Development Corp.	361,350	99
Far Eastern International Bank	286,163	99
Gigabyte Technology Co. Ltd.	124,000	98
Richtek Technology Corp.	19,000	98
Topco Scientific Co. Ltd.	58,256	98
* Sporton International Inc.	16,000	98
Evergreen Marine Corp. Taiwan Ltd.	195,940	94
YFY Inc.	287,000	93
Yungtay Engineering Co. Ltd.	59,000	93
* Lung Yen Life Service Corp.	38,000	93
Chimei Materials Technology Corp.	143,000	92
Nan Ya Printed Circuit Board Corp.	89,000	91
Test Research Inc.	51,000	90
Cathay Real Estate Development Co. Ltd.	186,000	90
Compeq Manufacturing Co. Ltd.	135,000	89
Yulon Motor Co. Ltd.	91,000	89
Solar Applied Materials Technology Co.	140,000	88
* Walsin Lihwa Corp.	395,000	87
Holtek Semiconductor Inc.	60,000	87
President Securities Corp.	198,000	86
Ta Ya Electric Wire & Cable	528,000	84
Getac Technology Corp.	120,000	81
Taiwan Sogo Shin Kong SEC	65,650	78
Bank of Kaohsiung Co. Ltd.	267,000	77
* China Synthetic Rubber Corp.	79,000	76
Chin-Poon Industrial Co. Ltd.	59,000	75
Unitech Printed Circuit Board Corp.	206,000	75
* Senao International Co. Ltd.	49,000	74
Great China Metal Industry	86,000	73
Grand Pacific Petrochemical	146,000	73
* Voltronic Power Technology Corp.	6,000	73
Firich Enterprises Co. Ltd.	25,156	73
* Sunplus Technology Co. Ltd.	171,000	73
Sino-American Silicon Products Inc.	67,000	73
Feng Hsin Iron & Steel Co.	63,000	73
Unimicron Technology Corp.	151,000	71
Capital Securities Corp.	232,000	71
Wowprime Corp.	8,665	71
Taiwan Paiho Ltd.	34,000	71
Micro-Star International Co. Ltd.	77,000	71
TTY Biopharm Co. Ltd.	24,541	71

Neo Solar Power Corp.	91,000	70
Elite Advanced Laser Corp.	19,200	69
Tung Ho Steel Enterprise Corp.	110,000	68
Shinkong Synthetic Fibers Corp.	217,000	68
* Macronix International	461,432	68
Casetek Holdings Ltd.	12,000	68
* CMC Magnetics Corp.	696,000	68
* Taiwan Glass Industry Corp.	150,354	68
* Pihsiang Machinery Manufacturing Co. Ltd.	38,000	67
Cheng Loong Corp.	185,000	67
Jih Sun Financial Holdings Co. Ltd.	259,814	66
Sitronix Technology Corp.	27,000	66
China Steel Chemical Corp.	18,000	66
Silergy Corp.	7,000	66
Nanya Technology Corp.	60,000	65
Chlitina Holding Ltd.	8,400	65
XPEC Entertainment Inc.	19,124	65
* Orient Semiconductor Electronics Ltd.	176,000	65
WT Microelectronics Co. Ltd.	52,904	63
Adlink Technology Inc.	22,892	63
Asia Vital Components Co. Ltd.	90,000	62
U-Ming Marine Transport Corp.	48,000	62
Pixart Imaging Inc.	27,000	61
Everlight Electronics Co. Ltd.	46,000	61
Jess-Link Products Co. Ltd.	57,000	60
Systex Corp.	36,000	60
Namchow Chemical Industrial Co. Ltd.	27,000	60
WUS Printed Circuit Co. Ltd.	82,000	60
Sigurd Microelectronics Corp.	87,000	60
TXC Corp.	55,000	59
D-Link Corp.	184,212	59
Mitac Holdings Corp.	67,000	58
Kinik Co.	36,000	57
China Motor Corp.	78,000	57
* Sanyang Motor Co. Ltd.	80,000	57
Everlight Chemical Industrial Corp.	92,610	56
Taiwan Hon Chuan Enterprise Co. Ltd.	35,772	56
Primax Electronics Ltd.	51,000	56
* Etron Technology Inc.	127,000	55
Evergreen International Storage & Transport Corp.	118,000	54
China Bills Finance Corp.	150,000	54
* Yang Ming Marine Transport Corp.	156,000	54
* Cheng Uei Precision Industry Co. Ltd.	38,000	53
Toung Loong Textile Manufacturing	14,000	52
Lien Hwa Industrial Corp.	79,000	52
* Tong Yang Industry Co. Ltd.	49,000	52
Huang Hsiang Construction Corp.	55,000	52
Oriental Union Chemical Corp.	78,000	51
* Motech Industries Inc.	36,000	50
San Shing Fastech Corp.	20,700	50
Shin Zu Shing Co. Ltd.	19,000	50
Great Wall Enterprise Co. Ltd.	74,100	50
* Microbio Co. Ltd.	61,000	49
* TWi Pharmaceuticals Inc.	7,000	49
* Taiflex Scientific Co. Ltd.	40,000	49
Altek Corp.	61,600	49
Sercomm Corp.	23,000	49

Elitegroup Computer Systems Co. Ltd.	73,000	49
* MIN AIK Technology Co. Ltd.	23,000	48
Cleanaway Co. Ltd.	10,000	48
Flytech Technology Co. Ltd.	13,199	48
Elan Microelectronics Corp.	46,000	48
* Ginko International Co. Ltd.	5,000	47
Taiwan PCB Techvest Co. Ltd.	46,000	46
Chung Hwa Pulp Corp.	169,000	46
* Johnson Health Tech Co. Ltd.	21,000	46
Nan Liu Enterprise Co. Ltd.	9,000	45
Hey Song Corp.	43,500	45
Qisda Corp.	152,000	44
Zeng Hsing Industrial Co. Ltd.	9,000	44
Prince Housing & Development Corp.	139,050	44
Taiwan Styrene Monomer	93,450	44
* Medigen Biotechnology Corp.	14,000	44
Faraday Technology Corp.	43,000	44
YungShin Global Holding Corp.	28,000	44
* Kinpo Electronics	138,000	43
* Taiwan Life Insurance Co. Ltd.	43,000	43
Taiwan Cogeneration Corp.	58,000	43
Ardentec Corp.	63,625	43
* TA Chen Stainless Pipe	84,000	43
Ton Yi Industrial Corp.	86,000	42
* Center Laboratories Inc.	19,000	42
OptoTech Corp.	134,000	41
Posiflex Technology Inc.	9,315	41
* China Man-Made Fiber Corp.	159,000	41
Taiwan Building Materials Co. Ltd.	144,000	41
AmTRAN Technology Co. Ltd.	74,000	41
Formosan Rubber Group Inc.	59,000	41
Chong Hong Construction Co. Ltd.	22,050	40
USI Corp.	114,000	40
International Games System Co. Ltd.	12,000	39
LCY Chemical Corp.	67,000	39
Gigasolar Materials Corp.	2,400	39
Merry Electronics Co. Ltd.	26,850	39
Formosa International Hotels Corp.	5,500	39
Lotes Co. Ltd.	14,000	38
Aten International Co. Ltd.	15,000	38
Radium Life Tech Co. Ltd.	85,680	38
Brogent Technologies Inc.	4,389	37
* Kuo Toong International Co. Ltd.	32,000	37
* Tatung Co. Ltd.	200,000	37
UPC Technology Corp.	123,000	37
* Career Technology MFG. Co. Ltd.	46,000	36
Lextar Electronics Corp.	74,000	36
Green Seal Holding Ltd.	8,800	35
PharmaEngine Inc.	6,000	34
CHC Healthcare Group	23,000	34
IEI Integration Corp.	24,380	34
Unizyx Holding Corp.	91,000	34
Federal Corp.	75,110	33
* Shining Building Business Co. Ltd.	80,600	33
* E-Ton Solar Tech Co. Ltd.	90,000	33
Taiwan Mask Corp.	129,000	33
* TYC Brother Industrial Co. Ltd.	53,000	33

* Asia Optical Co. Inc.	40,000	33
Taiwan Semiconductor Co. Ltd.	41,000	32
Gourmet Master Co. Ltd.	7,000	32
Taiwan Fire & Marine Insurance Co. Ltd.	47,000	32
* Mercuries Life Insurance Co. Ltd.	53,000	32
Long Bon International Co. Ltd.	44,000	32
Sampo Corp.	86,000	31
Universal Cement Corp.	41,454	31
Farglory Land Development Co. Ltd.	33,000	31
Weltrend Semiconductor	52,000	31
* Taigen Biopharmaceuticals Holdings Ltd.	38,000	31
* E Ink Holdings Inc.	79,000	31
Ichia Technologies Inc.	49,000	31
Mercuries & Associates Holding Ltd.	51,000	30
Walsin Technology Corp.	87,000	30
* FocalTech Systems Co. Ltd.	38,400	30
Topkey Corp.	8,000	30
* Gintech Energy Corp.	49,555	29
HannStar Display Corp.	235,265	29
Hung Sheng Construction Ltd.	57,000	28
ScinoPharm Taiwan Ltd.	26,000	27
A-DATA Technology Co. Ltd.	26,190	27
Taiwan FamilyMart Co. Ltd.	4,000	27
* Ritek Corp.	296,000	27
BES Engineering Corp.	99,000	27
Taiwan Sanyo Electric Co. Ltd.	32,000	27
* Masterlink Securities Corp.	90,000	27
Continental Holdings Corp.	91,000	27
Soft-World International Corp.	16,000	27
Taiyen Biotech Co. Ltd.	36,000	27
* Kindom Construction Corp.	45,000	26
Microlife Corp.	11,000	26
Tong Hsing Electronic Industries Ltd.	14,000	26
Taiwan TEA Corp.	59,000	26
* Lotus Pharmaceutical Co. Ltd.	11,000	25
AcBel Polytech Inc.	43,000	25
CyberTAN Technology Inc.	44,000	25
Taiwan Land Development Corp.	70,000	25
AV Tech Corp.	32,000	25
Darwin Precisions Corp.	73,000	25
Elite Semiconductor Memory Technology Inc.	27,000	25
Taiwan Acceptance Corp.	11,000	25
Test Rite International Co. Ltd.	37,000	24
Sonix Technology Co. Ltd.	21,000	24
* Ho Tung Chemical Corp.	111,300	24
* Taiwan Liposome Co. Ltd.	5,000	24
Wah Lee Industrial Corp.	17,000	24
Ambassador Hotel	28,000	24
* AGV Products Corp.	96,000	23
* GeoVision Inc.	8,800	23
KEE TAI Properties Co. Ltd.	41,000	23
Taiwan Surface Mounting Technology Corp.	26,250	23
* Rich Development Co. Ltd.	63,000	22
Lite-On Semiconductor Corp.	38,000	22
Basso Industry Corp.	18,000	22
Jentech Precision Industrial Co. Ltd.	16,000	22
Advanced International Multitech Co. Ltd.	35,000	22

Hung Poo Real Estate Development Corp.	31,000	22
Unity Opto Technology Co. Ltd.	38,000	22
* Gigastorage Corp.	34,000	21
Vivotek Inc.	8,564	21
China Metal Products	24,000	21
* Concord Securities Co. Ltd.	96,000	20
Chung-Hsin Electric & Machinery Manufacturing Corp.	37,000	20
* HUA ENG Wire & Cable	79,000	20
* Li Peng Enterprise Co. Ltd.	72,000	20
Tong-Tai Machine & Tool Co. Ltd.	28,560	20
Sinyi Realty Inc.	21,630	20
* Yulon Nissan Motor Co. Ltd.	2,000	20
ACES Electronic Co. Ltd.	33,000	19
ITEQ Corp.	33,000	19
* Mosel Vitelic Inc.	227,000	19
Rechi Precision Co. Ltd.	25,000	18
Global Mixed Mode Technology Inc.	9,000	17
* G Tech Optoelectronics Corp.	38,000	17
* Genius Electronic Optical Co. Ltd.	8,714	17
* Gold Circuit Electronics Ltd.	41,000	14
* First Financial Holding Co. Ltd. Rights Exp. 09/11/2015	139,609	10
ENG Electric Co. Ltd.	3,180	1
Waterland Financial Holdings Co. Ltd.	1	—
		100,305
Thailand (0.3%)
Advanced Info Service PCL (Foreign)	193,400	1,371
Kasikornbank PCL (Foreign)	234,355	1,187
* Airports of Thailand PCL	119,286	995
CP ALL PCL (Foreign)	590,000	803
Siam Commercial Bank PCL (Foreign)	170,900	737
PTT PCL (Foreign)	76,600	708
Siam Cement PCL (Foreign)	46,000	691
* PTT PCL	71,700	662
Airports of Thailand PCL (Foreign)	47,300	394
PTT Exploration & Production PCL (Foreign)	140,881	372
Bangkok Bank PCL (Foreign)	73,698	347
* Siam Commercial Bank PCL (Local)	77,800	335
Intouch Holdings NVDR	135,496	314
PTT Global Chemical PCL (Foreign)	171,515	300
* True Corp. PCL	958,000	293
Central Pattana PCL	208,800	280
* Big C Supercenter PCL	53,700	279
* Bangkok Expressway PCL	237,600	256
* Indorama Ventures PCL (Local)	332,500	250
* Bumrungrad Hospital PCL	42,500	246
* Intouch Holdings PCL	103,200	239
Krung Thai Bank PCL (Foreign)	482,175	239
TMB Bank PCL	3,532,900	235
Thai Union Frozen Products PCL (Foreign)	404,880	217
* Thaicom PCL	198,000	204
* Bangkok Dusit Medical Services PCL (Local)	343,500	196
* PTT Exploration and Production PCL (Local)	72,800	192
IRPC PCL (Foreign)	1,491,200	178
^ Thoresen Thai Agencies PCL (Foreign)	480,252	172
* Central Plaza Hotel PCL	162,200	171
BTS Group Holdings PCL ADR	604,800	169
* CP ALL PCL (Local)	121,500	165

	Electricity Generating PCL (Foreign)	37,200	162
*	PTT Global Chemical PCL (Local)	92,500	162
	Total Access Communication PCL (Foreign)	80,000	159
	Thai Oil PCL (Foreign)	112,700	154
*	Charoen Pokphand Foods PCL	255,900	152
	Pruksa Real Estate PCL	210,700	144
*	Minor International PCL	172,260	143
*	Siam City Cement PCL (Local)	13,440	140
^	BEC World PCL (Foreign)	130,800	133
	Delta Electronics Thai PCL (Foreign)	56,600	129
*	Cal-Comp Electronics Thailand PCL	1,344,630	124
^	Home Product Center PCL	677,597	120
*	Delta Electronics Thailand PCL	51,800	118
*	Land & Houses PCL	508,200	115
	Charoen Pokphand Foods PCL (Foreign)	188,200	112
*	BTS Rail Mass Transit Growth Infrastructure Fund	361,700	108
^	Bangkok Dusit Medical Services PCL (Foreign)	176,000	100
*	Jasmine International PCL	696,100	99
	Bumrungrad Hospital PCL (Foreign)	16,900	98
*	Glow Energy PCL	37,300	94
*	Banpu PCL (Local)	131,700	93
*	BTS Group Holdings PCL	332,800	93
*	VGI Global Media PCL	652,900	85
	Glow Energy PCL (Foreign)	32,700	83
*	Srisawad Power 1979 PCL	75,480	80
	Minor International PCL (Foreign)	92,010	76
*	Samart Corp. PCL	128,900	75
*	Dynasty Ceramic PCL	696,900	74
*	KCE Electronics PCL	48,000	72
*	Robinson Department Store PCL	59,400	72
*,^ True Corp. PCL (Foreign)		232,127	71
*	Bangkok Life Assurance PCL	50,940	71
*	Muangthai Leasing PCL	124,100	68
*	Sino-Thai Engineering & Construction PCL	99,100	65
	Kiatnakin Bank PCL	74,800	65
*	Esso Thailand PCL	408,900	61
*	Bangkok Airways Co. Ltd.	99,400	61
*	Hana Microelectronics PCL	64,600	60
*	Italian-Thai Development PCL	284,200	59
*	Ratchaburi Electricity Generating Holding PCL (Local)	35,300	54
*	CH Karnchang PCL	70,300	52
	LPN Development PCL	102,800	52
*	Total Access Communication PCL (Local)	25,400	51
*	Bangkok Land PCL	1,219,100	51
*	Tisco Financial Group PCL	40,100	48
*	TICON Industrial Connection PCL	132,600	47
*	Berli Jucker PCL	49,600	47
	Bangkok Expressway PCL (Foreign)	43,100	46
*	Chularat Hospital PCL	837,980	46
*	SPCG PCL	65,000	45
*	TTW PCL	136,600	45
*	Thanachart Capital PCL	50,100	44
	WHA Corp. PCL (Foreign)	420,000	44
	Hana Microelectronics PCL (Foreign)	46,600	43
*	Siam Global House PCL	184,914	42
*	Bangkok Metro PCL	809,300	42
*	TPI Polene PCL	605,600	40

Siam City Cement PCL (Foreign)	3,800	39
* CK Power PCL	529,000	39
* Thai Airways International PCL (Foreign)	104,374	37
* Gunkul Engineering PCL	60,125	37
* Superblock PCL	867,300	35
* Major Cineplex Group PCL	33,800	31
* Quality Houses PCL	470,983	31
* Bangkok Chain Hospital PCL	154,400	30
* Precious Shipping PCL	125,400	30
* Sri Trang Agro-Industry PCL	78,200	27
* Univentures PCL	143,400	26
* Thai Vegetable Oil PCL	36,900	26
* MBK PCL	61,400	25
* Bangchak Petroleum PCL	24,500	24
* Sansiri PCL (Local)	463,100	23
Thai Reinsurance PCL	243,500	20
WHA Corp. PCL	153,190	16
* IRPC PCL	129,200	15
Precious Shipping PCL (Foreign)	62,700	15
* Supalai PCL	30,600	15
* CK Power PCL (Foreign)	179,860	13
* Jasmine International PCL Warrants Exp. 06/25/2020	341,225	7
* Thoresen Thai Agencies PCL (Local)	13,200	5
* CK Power PCL Foreign Line Warrants Exp. 05/28/2020	179,860	3
* Indorama Ventures PCL Warrants Exp. 08/24/2017	33,250	2
* WHA Corp. PCL Warrants Exp. 12/31/19	5,106	2
* Indorama Ventures Warrants Exp. 08/24/2018	25,576	2
* Minor International Warrants Exp. 11/03/2017	7,830	1
* Italian-Thai Development PCL Warrants Exp. 05/13/2019	56,840	—
* Thoresen Thai Agencies PCL Warrants Exp. 02/28/19	53,346	—
* Samart Corp. PCL Warrants Exp. 02/11/2018	39,440	—
* VGI Global Media PCL Warrants	35,725	—
* Srisawad Power 1979 PCL Warrants Exp. 11/30/2017	2,960	—
* Precious Shipping PCL Warrants	6,270	—
		18,562
Turkey (0.1%)
Turkiye Garanti Bankasi AS	332,765	985
Turkiye Halk Bankasi AS	224,202	979
Akbank TAS	328,998	881
BIM Birlesik Magazalar AS	38,588	657
Turkcell Iletisim Hizmetleri AS	128,627	589
* Tupras Turkiye Petrol Rafinerileri AS	18,444	479
KOC Holding AS	93,117	413
Haci Omer Sabanci Holding AS (Bearer)	120,258	411
Ford Otomotiv Sanayi AS	33,309	396
Turkiye Is Bankasi	196,810	384
Is Gayrimenkul Yatirim Ortakligi AS	664,115	372
Eregli Demir ve Celik Fabrikalari TAS	198,474	298
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	270,833	254
Anadolu Efes Biracilik Ve Malt Sanayii AS	30,311	238
Turkiye Vakiflar Bankasi TAO	152,943	231
* Turk Hava Yollari AO	64,679	211
Turk Telekomunikasyon AS	83,613	208
Coca-Cola Icecek AS	10,490	151
Tofas Turk Otomobil Fabrikasi AS	22,955	150
TAV Havalimanlari Holding AS	18,890	144
* Vestel Elektronik Sanayi ve Ticaret AS	84,520	139

Yapi ve Kredi Bankasi AS	96,920	133
* Aksa Enerji Uretim AS Class B	123,798	132
Ulker Biskuvi Sanayi AS	23,237	130
* Sekerbank TAS	205,730	116
Enka Insaat ve Sanayi AS	63,314	115
Arcelik AS	19,148	101
Aksigorta AS	132,563	97
Turkiye Sise ve Cam Fabrikalari AS	62,204	70
* Petkim Petrokimya Holding AS	45,663	69
Koza Altin Isletmeleri AS	8,052	68
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	125,938	67
* Asya Katilim Bankasi AS	219,779	66
Turkiye Sinai Kalkinma Bankasi AS	95,845	60
* Koza Anadolu Metal Madencilik Isletmeleri AS	59,315	55
* Zorlu Enerji Elektrik Uretim AS	82,067	50
Aksa Akrilik Kimya Sanayii AS	11,842	48
Otokar Otomotiv Ve Savunma Sanayi A.S.	1,491	46
Cimsa Cimento Sanayi VE Ticaret AS	8,065	46
Aygaz AS	12,065	45
Dogus Otomotiv Servis ve Ticaret AS	7,386	43
Turk Traktor ve Ziraat Makineleri AS	1,534	40
Yazicilar Holding AS Class A	5,506	40
* Pegasus Hava Tasimaciligi AS	4,428	39
Aselsan Elektronik Sanayi Ve Ticaret AS	6,963	38
* Dogan Sirketler Grubu Holding AS	168,390	33
Albaraka Turk Katilim Bankasi AS	32,421	16
* Vakif Gayrimenkul Yatirim Ortakligi AS	19,147	15
Trakya Cam Sanayii AS	20,697	15
		10,363
United Arab Emirates (0.1%)
Emaar Properties PJSC	592,773	1,275
First Gulf Bank PJSC	191,529	808
Abu Dhabi Commercial Bank PJSC	318,122	717
DP World Ltd.	30,003	683
Aldar Properties PJSC	529,166	388
Union National Bank PJSC	199,193	382
* Emaar Malls Group PJSC	391,593	347
Dubai Islamic Bank PJSC	165,859	339
* Arabtec Holding PJSC	386,155	250
Dubai Financial Market PJSC	426,230	223
Al Waha Capital PJSC	234,724	159
* Dubai Parks & Resorts PJSC	419,822	147
Dubai Investments PJSC	171,276	136
Air Arabia PJSC	256,371	112
* Drake & Scull International PJSC	459,669	100
Aramex PJSC	106,323	100
* Amanat Holdings PJSC	389,761	91
* Dana Gas PJSC	547,053	81
Agthia Group PJSC	36,866	77
National Central Cooling Co. PJSC	134,628	54
* Islamic Arab Insurance Co.	275,587	47
* Deyaar Development PJSC	200,535	45
Union Properties PJSC	133,484	43
* Eshraq Properties Co. PJSC	184,450	40
RAK Properties PJSC	168,932	30
		6,674

United Kingdom (7.2%)
HSBC Holdings plc	3,398,081	30,792
Royal Dutch Shell plc Class A	688,727	19,786
British American Tobacco plc	324,996	19,299
BP plc	3,112,826	19,219
GlaxoSmithKline plc	844,625	18,365
Vodafone Group plc	4,588,072	17,336
AstraZeneca plc	222,337	14,975
Barclays plc	2,911,177	13,110
Lloyds Banking Group plc	9,832,854	12,804
Diageo plc	435,602	12,220
Royal Dutch Shell plc Class B	419,398	12,183
Reckitt Benckiser Group plc	111,810	10,734
BT Group plc	1,469,957	10,660
Prudential plc	429,294	10,100
BG Group plc	589,738	10,059
Unilever plc	212,924	9,654
SABMiller plc	178,902	9,394
Shire plc	100,465	8,927
National Grid plc	655,603	8,726
Imperial Tobacco Group plc	165,866	8,710
Rio Tinto plc	217,375	8,437
BHP Billiton plc	371,847	6,859
Glencore plc	1,887,050	6,121
Aviva plc	699,669	5,680
Standard Chartered plc	369,379	5,652
Compass Group plc	345,336	5,527
WPP plc	213,412	4,902
Tesco plc	1,394,008	4,695
RELX plc	268,836	4,693
CRH plc	156,732	4,664
Next plc	33,841	4,222
Rolls-Royce Holdings plc	339,713	4,211
Legal & General Group plc	1,030,536	4,191
SSE plc	170,502	4,034
Land Securities Group plc	191,250	3,876
BAE Systems plc	514,180	3,851
ARM Holdings plc	245,310	3,849
Centrica plc	881,370	3,667
Experian plc	167,729	3,143
Anglo American plc London Shares	240,823	3,044
Sky plc	170,886	3,042
Associated British Foods plc	58,700	2,955
Wolseley plc	42,070	2,793
ITV plc	619,509	2,715
Smith & Nephew plc	144,118	2,675
InterContinental Hotels Group plc	62,811	2,646
Burberry Group plc	102,038	2,563
Old Mutual plc	769,017	2,543
Pearson plc	130,866	2,454
Whitbread plc	28,465	2,307
British Land Co. plc	172,063	2,259
Marks & Spencer Group plc	262,160	2,226
Capita plc	107,449	2,186
Standard Life plc	308,191	2,182
Kingfisher plc	386,552	2,177
London Stock Exchange Group plc	49,174	2,004

* Royal Bank of Scotland Group plc	367,886	1,962
DCC plc	22,752	1,797
Johnson Matthey plc	36,055	1,641
Carnival plc	29,175	1,617
Aberdeen Asset Management plc	278,756	1,586
Persimmon plc	48,626	1,553
Taylor Wimpey plc	511,228	1,551
Barratt Developments plc	156,305	1,548
United Utilities Group plc	110,348	1,537
IMI plc	91,104	1,508
Investec plc	162,915	1,488
Bunzl plc	51,212	1,466
GKN plc	291,188	1,448
Sage Group plc	172,399	1,401
Mondi plc	58,259	1,401
Ashtead Group plc	89,027	1,363
RSA Insurance Group plc	169,759	1,362
* International Consolidated Airlines Group SA (London Shares)	161,476	1,346
Travis Perkins plc	38,060	1,334
Severn Trent plc	38,559	1,327
Kier Group plc	57,834	1,303
3i Group plc	150,264	1,298
G4S plc	287,322	1,231
* Spirax-Sarco Engineering plc	23,756	1,229
St. James's Place plc	78,753	1,202
Hammerson plc	114,071	1,172
Smiths Group plc	64,939	1,145
Direct Line Insurance Group plc	195,252	1,116
Dixons Carphone plc	156,741	1,115
Berkeley Group Holdings plc	20,930	1,101
Provident Financial plc	23,264	1,079
Weir Group plc	44,401	1,065
Royal Mail plc	131,374	1,036
Croda International plc	21,355	1,014
Intertek Group plc	26,536	1,014
WM Morrison Supermarkets plc	351,262	1,001
Rexam plc	112,463	977
Inmarsat plc	69,944	970
Informa plc	103,798	966
Randgold Resources Ltd.	15,910	960
DS Smith plc	153,250	959
J Sainsbury plc	230,892	955
Man Group plc	367,175	932
Meggitt plc	127,345	923
William Hill plc	143,284	906
TUI AG	51,944	894
easyJet plc	34,530	886
Babcock International Group plc	57,064	883
Inchcape plc	70,240	881
Rightmove plc	15,386	875
Amec Foster Wheeler plc	68,263	874
Howden Joinery Group plc	112,047	866
Schroders plc	16,998	839
Pennon Group plc	64,549	822
Derwent London plc	13,949	792
Hikma Pharmaceuticals plc	20,921	782
Capital & Counties Properties plc	107,572	775

Segro plc	108,378	759
Booker Group plc	270,474	756
Henderson Group plc	161,691	719
Cobham plc	175,720	716
2 Merlin Entertainments plc	109,199	708
Intu Properties plc	136,768	704
Cineworld Group plc	87,383	698
Bellway plc	18,535	698
Melrose Industries plc	160,775	695
Aggreko plc	37,196	694
Admiral Group plc	29,631	685
Petrofac Ltd.	49,769	682
Coca-Cola HBC AG	32,461	678
Halma plc	56,652	670
Tate & Lyle plc	77,542	658
* BTG plc	63,864	652
IG Group Holdings plc	55,784	652
Hargreaves Lansdown plc	34,810	650
Great Portland Estates plc	49,085	638
ICAP plc	78,700	635
Micro Focus International plc	28,863	630
Rentokil Initial plc	274,538	630
Greene King plc	45,731	617
Essentra plc	42,102	600
* Betfair Group plc	13,564	590
Telecity Group plc	34,460	588
* Hiscox Ltd.	40,710	588
Hays plc	225,336	586
Fresnillo plc	57,621	582
Spectris plc	19,040	580
Tullow Oil plc	151,185	580
John Wood Group plc	58,753	574
Amlin plc	71,754	571
Shaftesbury plc	38,961	568
Bovis Homes Group plc	30,538	544
UBM plc	65,407	543
* AA plc	94,149	537
Daily Mail & General Trust plc	41,878	525
SIG plc	158,243	516
Close Brothers Group plc	22,675	514
* Sports Direct International plc	40,810	505
* Just Eat plc	73,204	498
Jupiter Fund Management plc	67,553	495
Playtech plc	34,853	493
Antofagasta plc	55,311	490
* Thomas Cook Group plc	254,965	477
* Rotork plc	140,437	469
* Intermediate Capital Group plc	50,472	459
Regus plc	101,048	443
Stagecoach Group plc	70,728	432
* Cairn Energy plc	171,076	431
* Indivior plc	104,668	431
Berendsen plc	26,595	424
Britvic plc	38,975	418
Cable & Wireless Communications plc	415,462	415
* Ocado Group plc	66,222	410
Balfour Beatty plc	111,101	409

TUI AG-DI	23,341	400
WH Smith plc	16,168	399
RPC Group plc	37,022	394
Michael Page International plc	45,775	392
^ TalkTalk Telecom Group plc	82,885	390
Galliford Try plc	13,953	387
Restaurant Group plc	36,332	383
Victrex plc	12,373	374
Phoenix Group Holdings	27,818	370
Marston's plc	151,725	370
Elementis plc	91,803	368
* Firstgroup plc	198,745	358
Interserve plc	35,457	357
Serco Group plc	176,960	356
Moneysupermarket.com Group plc	77,342	354
Grafton Group plc	31,460	353
AVEVA Group plc	10,244	352
Home Retail Group plc	138,082	352
Alent plc	46,867	348
WS Atkins plc	14,128	347
Greggs plc	16,250	344
Beazley plc	64,005	337
CSR plc	23,992	336
Synergy Health plc	11,865	322
National Express Group plc	67,826	321
Grainger plc	86,141	321
Dunelm Group plc	22,807	319
Crest Nicholson Holdings plc	37,103	316
SSP Group plc	64,890	315
Carillion plc	58,017	313
Greencore Group plc	63,117	312
BBA Aviation plc	66,528	308
Bodycote plc	28,475	304
UNITE Group plc	30,678	302
Savills plc	19,727	301
Workspace Group plc	19,761	300
Polymetal International plc	42,201	299
Senior plc	65,060	296
Vesuvius plc	45,788	292
Pace plc	50,753	287
Ladbrokes plc	161,020	286
Go-Ahead Group plc	7,182	286
^ Polyus Gold International Ltd.	103,484	285
UDG Healthcare plc	36,428	285
Domino's Pizza Group plc	20,321	285
Dignity plc	7,476	285
Saga plc	87,431	283
QinetiQ Group plc	76,178	282
Mitie Group plc	56,078	282
Drax Group plc	60,241	281
2 Spire Healthcare Group plc	46,346	280
Ultra Electronics Holdings plc	10,219	278
Kennedy Wilson Europe Real Estate plc	15,166	271
* HomeServe plc	39,715	270
Big Yellow Group plc	24,501	270
Debenhams plc	193,507	265
Redrow plc	36,404	265

Genus plc	11,766	265
Laird plc	42,580	262
Jardine Lloyd Thompson Group plc	16,078	261
HellermannTyton Group plc	34,274	252
Lancashire Holdings Ltd.	24,894	250
Brewin Dolphin Holdings plc	50,121	246
Halfords Group plc	28,183	239
Paragon Group of Cos. plc	36,418	233
^ Ashmore Group plc	55,913	232
LondonMetric Property plc	90,776	229
Countrywide plc	27,491	224
International Personal Finance plc	35,699	222
Bwin.Party Digital Entertainment plc	123,400	221
Morgan Advanced Materials plc	39,401	218
* Petra Diamonds Ltd.	92,525	217
* Mitchells & Butlers plc	36,759	217
Hansteen Holdings plc	112,916	215
Pets at Home Group plc	47,242	213
ST Modwen Properties plc	28,439	211
* Virgin Money Holdings UK plc	31,750	211
Fidessa Group plc	5,613	210
Entertainment One Ltd.	40,029	209
N Brown Group plc	41,889	208
* Ophir Energy plc	108,688	197
Synthomer plc	38,937	195
Tullett Prebon plc	30,745	195
Diploma plc	16,847	194
Bank of Georgia Holdings plc	6,126	190
Ted Baker plc	3,760	189
Renishaw plc	5,568	182
Card Factory plc	32,842	179
Dechra Pharmaceuticals plc	11,624	179
esure Group plc	42,145	178
KCOM Group plc	120,418	178
Electrocomponents plc	55,859	174
Foxtons Group plc	44,447	169
Dairy Crest Group plc	18,598	168
Helical Bar plc	25,204	167
Hunting plc	20,638	165
Poundland Group plc	31,139	164
UK Commercial Property Trust Ltd.	118,056	163
Keller Group plc	9,790	162
2 Zoopla Property Group plc	42,590	160
Northgate plc	18,558	159
Telecom Plus plc	8,363	159
* SVG Capital plc	20,998	158
Centamin plc	181,977	158
Al Noor Hospitals Group plc	10,622	155
NMC Health plc	11,230	154
* Premier Oil plc	73,323	153
* Genel Energy plc	25,864	150
J D Wetherspoon plc	12,487	140
Oxford Instruments plc	9,640	138
* Enterprise Inns plc	77,242	136
* Allied Minds plc	18,342	134
* Mothercare plc	31,304	133
Redefine International PLC	161,814	131

*	Evraz plc	82,987	131
*	Colt Group SA	44,448	130
	Devro plc	27,493	130
	Just Retirement Group plc	41,071	124
*	Imagination Technologies Group plc	33,307	122
	Xaar plc	14,941	121
	F&C Commercial Property Trust Ltd.	48,866	113
^	Vedanta Resources plc	18,036	112
	Spirent Communications plc	76,600	112
	Acacia Mining plc	29,009	109
	Speedy Hire plc	134,596	109
	Premier Farnell plc	49,682	105
	RPS Group plc	31,467	105
	De La Rue plc	13,186	104
	Development Securities plc	24,222	102
	Computacenter plc	8,299	98
*	KAZ Minerals plc	37,455	95
	888 Holdings plc	33,538	89
	Fenner plc	33,918	88
	Chemring Group plc	23,955	88
	Schroder REIT Ltd.	87,915	83
	Picton Property Income Ltd.	71,746	83
	Stobart Group Ltd.	48,087	83
	ITE Group plc	28,758	83
*	SuperGroup plc	3,600	81
*	EnQuest plc	146,010	81
*	Lamprell plc	34,894	80
	Connect Group plc	34,236	79
*	Severfield plc	69,430	78
*	Lonmin plc	96,083	78
	Shanks Group plc	48,766	76
	Soco International plc	29,740	73
	Chesnara plc	13,561	72
*	Premier Foods plc	98,103	60
	SDL plc	9,382	59
	Partnership Assurance Group plc	22,162	52
	Morgan Sindall Group plc	3,985	51
*,^ AO World plc		25,742	50
	Xchanging plc	32,346	49
	Cape plc	13,478	49
	Daejan Holdings plc	400	40
	Gem Diamonds Ltd.	14,574	29
*	Hochschild Mining plc	20,486	25
	Infinis Energy plc	9,976	22
	Ferrexpo plc	23,306	21
	APR Energy plc	11,811	21
*	Aquarius Platinum Ltd.	153,501	15
*,^ Afren plc		141,140	4
			545,104
United States (51.7%)
Basic Materials (1.2%)
	Dow Chemical Co.	195,846	9,217
	EI du Pont de Nemours & Co.	160,822	8,967
	LyondellBasell Industries NV Class A	68,372	6,415
	Praxair Inc.	50,173	5,727
	Ecolab Inc.	43,917	5,086
	Air Products & Chemicals Inc.	34,629	4,935

PPG Industries Inc.	44,546	4,828
International Paper Co.	67,820	3,247
CF Industries Holdings Inc.	54,475	3,225
Sigma-Aldrich Corp.	18,957	2,647
Mosaic Co.	57,850	2,484
Nucor Corp.	50,985	2,250
Alcoa Inc.	225,179	2,223
Freeport-McMoRan Inc.	173,971	2,044
Eastman Chemical Co.	26,007	2,039
Celanese Corp. Class A	29,841	1,967
International Flavors & Fragrances Inc.	12,909	1,492
Newmont Mining Corp.	80,534	1,383
Ashland Inc.	10,429	1,192
* WR Grace & Co.	11,500	1,161
FMC Corp.	20,778	1,009
Albemarle Corp.	18,235	988
RPM International Inc.	20,300	951
Airgas Inc.	8,637	881
Southern Copper Corp.	29,337	817
Avery Dennison Corp.	13,230	805
CONSOL Energy Inc.	47,729	789
Cytec Industries Inc.	10,300	765
Steel Dynamics Inc.	34,700	695
Reliance Steel & Aluminum Co.	11,300	685
NewMarket Corp.	1,600	636
Sensient Technologies Corp.	8,500	581
* Axalta Coating Systems Ltd.	16,900	538
Allegheny Technologies Inc.	23,943	510
Domtar Corp.	12,300	500
Royal Gold Inc.	9,700	489
Minerals Technologies Inc.	7,200	466
Huntsman Corp.	24,200	460
* Platform Specialty Products Corp.	19,400	451
United States Steel Corp.	22,531	439
PolyOne Corp.	11,900	408
Compass Minerals International Inc.	4,900	392
Westlake Chemical Corp.	6,100	381
* Polypore International Inc.	5,700	343
Cabot Corp.	9,700	341
Axiall Corp.	11,400	336
Chemours Co.	30,164	329
HB Fuller Co.	7,600	304
KapStone Paper and Packaging Corp.	12,500	293
* Chemtura Corp.	10,346	284
Balchem Corp.	5,000	283
Carpenter Technology Corp.	7,200	270
Olin Corp.	10,800	248
* Clearwater Paper Corp.	4,200	247
Worthington Industries Inc.	8,500	230
Kaiser Aluminum Corp.	2,400	203
OM Group Inc.	5,800	197
US Silica Holdings Inc.	8,500	191
Commercial Metals Co.	12,400	191
* Stillwater Mining Co.	19,700	188
* Ferro Corp.	13,400	186
Globe Specialty Metals Inc.	10,400	161
Stepan Co.	3,200	157

A Schulman Inc.	4,200	156
Innospec Inc.	3,300	143
Innophos Holdings Inc.	2,600	134
* Resolute Forest Products Inc.	12,800	126
Tronox Ltd. Class A	11,100	122
Hecla Mining Co.	58,012	122
SunCoke Energy Inc.	8,600	106
^ Cliffs Natural Resources Inc.	38,973	98
* AK Steel Holding Corp.	29,500	87
Deltic Timber Corp.	1,300	84
Calgon Carbon Corp.	4,600	81
* Kraton Performance Polymers Inc.	3,900	80
PH Glatfelter Co.	3,600	73
* Coeur Mining Inc.	20,810	73
Rayonier Advanced Materials Inc.	5,200	73
* Century Aluminum Co.	7,800	73
Haynes International Inc.	1,500	64
Peabody Energy Corp.	39,772	48
Tredegar Corp.	2,700	46
* Intrepid Potash Inc.	5,300	45
Koppers Holdings Inc.	1,900	39
* Veritiv Corp.	1,032	38
Wausau Paper Corp.	3,800	34
* Cloud Peak Energy Inc.	6,600	21
* Arch Coal Inc.	43,800	8
		94,121
Consumer Goods (5.2%)
Procter & Gamble Co.	466,058	35,747
Coca-Cola Co.	703,315	28,892
PepsiCo Inc.	267,083	25,733
Philip Morris International Inc.	271,189	23,195
Altria Group Inc.	345,720	18,800
Mondelez International Inc. Class A	274,943	12,408
Colgate-Palmolive Co.	162,067	11,024
NIKE Inc. Class B	92,025	10,603
Ford Motor Co.	656,020	9,729
Monsanto Co.	80,798	8,232
Kraft Heinz Co.	100,673	8,000
General Motors Co.	253,871	7,999
Kimberly-Clark Corp.	68,524	7,878
Reynolds American Inc.	68,663	5,891
General Mills Inc.	97,176	5,657
* Electronic Arts Inc.	75,630	5,411
Johnson Controls Inc.	113,425	5,168
Archer-Daniels-Midland Co.	104,472	4,954
VF Corp.	61,605	4,749
* Tesla Motors Inc.	15,007	3,994
* Monster Beverage Corp.	25,653	3,939
Delphi Automotive plc	47,579	3,715
Hanesbrands Inc.	106,800	3,314
Stanley Black & Decker Inc.	31,142	3,285
Estee Lauder Cos. Inc. Class A	36,200	3,226
Constellation Brands Inc. Class A	26,247	3,150
ConAgra Foods Inc.	69,456	3,060
BorgWarner Inc.	59,394	2,952
Activision Blizzard Inc.	112,277	2,896
Mead Johnson Nutrition Co.	32,692	2,890

* Under Armour Inc. Class A	29,000	2,881
Autoliv Inc.	25,603	2,693
Kellogg Co.	39,512	2,615
Dr Pepper Snapple Group Inc.	30,873	2,477
Molson Coors Brewing Co. Class B	34,736	2,471
Hershey Co.	25,664	2,384
Whirlpool Corp.	13,059	2,321
* LKQ Corp.	73,400	2,309
Leggett & Platt Inc.	47,788	2,285
Clorox Co.	20,404	2,284
Tyson Foods Inc. Class A	51,484	2,283
Genuine Parts Co.	24,634	2,191
Brown-Forman Corp. Class B	20,064	2,175
Keurig Green Mountain Inc.	27,880	2,092
Leucadia National Corp.	86,388	2,032
Harley-Davidson Inc.	34,408	2,006
* Mohawk Industries Inc.	9,625	1,940
Coca-Cola Enterprises Inc.	37,840	1,933
Church & Dwight Co. Inc.	21,980	1,898
Bunge Ltd.	23,156	1,849
Newell Rubbermaid Inc.	41,002	1,775
JM Smucker Co.	15,696	1,753
Coach Inc.	55,710	1,738
* Tempur Sealy International Inc.	22,506	1,700
DR Horton Inc.	53,091	1,576
* Jarden Corp.	28,275	1,555
McCormick & Co. Inc.	18,442	1,512
PVH Corp.	12,688	1,472
Lennar Corp. Class A	27,343	1,450
Snyder's-Lance Inc.	44,435	1,445
Hasbro Inc.	18,229	1,435
Snap-on Inc.	8,500	1,401
* WhiteWave Foods Co. Class A	27,022	1,395
Goodyear Tire & Rubber Co.	46,109	1,389
Campbell Soup Co.	27,963	1,379
Polaris Industries Inc.	10,000	1,371
Flowers Foods Inc.	61,404	1,330
* Michael Kors Holdings Ltd.	31,500	1,323
Hormel Foods Corp.	21,675	1,283
Mattel Inc.	55,204	1,281
Lear Corp.	12,171	1,267
Harman International Industries Inc.	11,712	1,261
Ralph Lauren Corp. Class A	9,659	1,216
* WABCO Holdings Inc.	9,400	1,161
Scotts Miracle-Gro Co. Class A	18,255	1,102
* Hain Celestial Group Inc.	15,400	1,047
* lululemon athletica Inc.	15,998	1,006
PulteGroup Inc.	48,396	1,003
* Skechers U.S.A. Inc. Class A	6,500	978
* Middleby Corp.	7,700	945
* Toll Brothers Inc.	24,272	945
* Edgewell Personal Care Co.	9,360	896
* NVR Inc.	591	881
Ingredion Inc.	9,700	856
Brunswick Corp.	15,300	812
* GoPro Inc. Class A	13,030	809
* Herbalife Ltd.	15,400	778

Pinnacle Foods Inc.	17,268	776
Gentex Corp.	45,178	726
Carter's Inc.	6,900	700
* Vista Outdoor Inc.	13,262	626
* Visteon Corp.	6,200	617
* TreeHouse Foods Inc.	6,693	549
* Fossil Group Inc.	7,600	522
Wolverine World Wide Inc.	16,800	493
Dana Holding Corp.	25,700	477
* Post Holdings Inc.	8,872	477
WD-40 Co.	5,200	466
* Tenneco Inc.	9,200	458
Spectrum Brands Holdings Inc.	4,323	458
Vector Group Ltd.	17,115	433
* Kate Spade & Co.	20,600	414
* G-III Apparel Group Ltd.	5,700	412
Avon Products Inc.	72,225	410
Tupperware Brands Corp.	6,900	403
* Deckers Outdoor Corp.	5,300	386
* Steven Madden Ltd.	9,250	386
* Take-Two Interactive Software Inc.	12,100	382
Pool Corp.	5,400	380
Cooper Tire & Rubber Co.	11,400	375
* Energizer Holdings Inc.	9,360	360
Thor Industries Inc.	6,400	358
* Standard Pacific Corp.	39,095	351
* Helen of Troy Ltd.	4,000	351
* TRI Pointe Group Inc.	22,000	326
HNI Corp.	6,500	322
* Darling Ingredients Inc.	24,500	315
Coty Inc. Class A	11,600	310
Nu Skin Enterprises Inc. Class A	7,800	309
Fresh Del Monte Produce Inc.	7,695	304
* Zynga Inc. Class A	113,551	282
Interface Inc. Class A	10,600	275
B&G Foods Inc.	9,300	275
Ryland Group Inc.	5,900	268
* Gentherm Inc.	5,200	262
Columbia Sportswear Co.	3,500	250
Dean Foods Co.	14,050	250
* Boston Beer Co. Inc. Class A	1,100	243
Lancaster Colony Corp.	2,500	233
Oxford Industries Inc.	2,700	227
Pilgrim's Pride Corp.	10,400	225
* Select Comfort Corp.	8,400	219
Cal-Maine Foods Inc.	4,000	217
Sanderson Farms Inc.	3,000	216
J&J Snack Foods Corp.	1,800	213
Drew Industries Inc.	3,600	211
Caesarstone Sdot-Yam Ltd.	2,900	208
KB Home	13,000	208
* Meritage Homes Corp.	4,600	207
Steelcase Inc. Class A	11,600	207
* Iconix Brand Group Inc.	9,500	206
Universal Corp.	3,600	205
* Crocs Inc.	12,400	195
* Dorman Products Inc.	3,500	185

* American Axle & Manufacturing Holdings Inc.	9,200	184
Herman Miller Inc.	6,400	179
La-Z-Boy Inc.	6,900	175
* Tumi Holdings Inc.	8,900	171
MDC Holdings Inc.	5,300	158
Schweitzer-Mauduit International Inc.	3,900	155
Knoll Inc.	6,300	152
* Seaboard Corp.	42	146
* TiVo Inc.	14,181	141
Andersons Inc.	3,750	140
Tootsie Roll Industries Inc.	3,857	125
Ethan Allen Interiors Inc.	4,100	124
* Adecoagro SA	14,300	124
* ACCO Brands Corp.	11,942	98
* Diamond Foods Inc.	2,900	94
* USANA Health Sciences Inc.	700	87
* SodaStream International Ltd.	4,600	83
Winnebago Industries Inc.	3,500	78
Cosan Ltd.	13,600	64
Callaway Golf Co.	6,900	63
Briggs & Stratton Corp.	3,100	57
* Modine Manufacturing Co.	5,400	55
* Federal-Mogul Holdings Corp.	4,100	46
* Blount International Inc.	5,000	42
Titan International Inc.	3,700	35
National Presto Industries Inc.	400	32
* Elizabeth Arden Inc.	2,500	26
* National Beverage Corp.	1,000	24
Superior Industries International Inc.	1,400	24
* Vera Bradley Inc.	1,800	20
		391,157
Consumer Services (7.3%)
Walt Disney Co.	297,747	35,730
* Amazon.com Inc.	65,318	35,020
Home Depot Inc.	230,660	26,994
CVS Health Corp.	194,997	21,931
Wal-Mart Stores Inc.	288,512	20,767
Comcast Corp. Class A	295,080	18,416
McDonald's Corp.	164,248	16,402
Walgreens Boots Alliance Inc.	155,106	14,988
Starbucks Corp.	248,064	14,370
Time Warner Inc.	148,319	13,058
Lowe's Cos. Inc.	166,859	11,573
* Priceline Group Inc.	8,873	11,034
Costco Wholesale Corp.	75,278	10,938
Time Warner Cable Inc.	49,222	9,353
Target Corp.	109,019	8,923
McKesson Corp.	38,830	8,565
Comcast Corp. Special Class A	131,990	8,228
* Netflix Inc.	69,349	7,927
TJX Cos. Inc.	112,382	7,847
Twenty-First Century Fox Inc. Class A	222,592	7,677
Yum! Brands Inc.	75,652	6,639
Kroger Co.	152,092	5,968
* AutoZone Inc.	7,569	5,305
* eBay Inc.	181,760	5,111
* Liberty Global plc	97,698	4,801

CBS Corp. Class B	88,970	4,757
Cardinal Health Inc.	54,065	4,594
Macy's Inc.	64,717	4,469
Viacom Inc. Class B	70,204	4,002
* O'Reilly Automotive Inc.	16,301	3,917
AmerisourceBergen Corp. Class A	36,412	3,851
Las Vegas Sands Corp.	68,157	3,820
* Chipotle Mexican Grill Inc. Class A	5,119	3,800
Carnival Corp.	68,440	3,647
Ross Stores Inc.	67,420	3,584
Dollar General Corp.	44,581	3,583
* Charter Communications Inc. Class A	18,658	3,468
Sysco Corp.	94,529	3,432
L Brands Inc.	40,554	3,274
Twenty-First Century Fox Inc.	97,407	3,265
* CarMax Inc.	49,178	3,172
* Dollar Tree Inc.	37,202	2,903
Nordstrom Inc.	37,715	2,878
Omnicom Group Inc.	38,846	2,839
Nielsen NV	57,304	2,777
* Liberty Global plc Class A	51,521	2,703
Kohl's Corp.	42,856	2,628
Marriott International Inc. Class A	35,138	2,551
Expedia Inc.	20,968	2,546
Service Corp. International	83,200	2,538
Delta Air Lines Inc.	54,865	2,433
* DISH Network Corp. Class A	36,810	2,378
Royal Caribbean Cruises Ltd.	25,707	2,310
Starwood Hotels & Resorts Worldwide Inc.	28,740	2,284
Southwest Airlines Co.	63,055	2,283
Wynn Resorts Ltd.	21,929	2,264
Darden Restaurants Inc.	30,495	2,249
* Hilton Worldwide Holdings Inc.	83,369	2,238
Tiffany & Co.	23,321	2,232
* Liberty Interactive Corp. QVC Group Class A	71,866	2,088
Advance Auto Parts Inc.	11,800	2,056
* Bed Bath & Beyond Inc.	29,900	1,950
Whole Foods Market Inc.	53,528	1,948
Best Buy Co. Inc.	54,872	1,772
* Sirius XM Holdings Inc.	433,540	1,717
Staples Inc.	112,801	1,659
Foot Locker Inc.	22,833	1,611
* Ulta Salon Cosmetics & Fragrance Inc.	9,500	1,577
Signet Jewelers Ltd.	13,000	1,576
Wyndham Worldwide Corp.	18,898	1,559
Tractor Supply Co.	16,500	1,527
Omnicare Inc.	15,408	1,492
* JetBlue Airways Corp.	64,000	1,471
* Norwegian Cruise Line Holdings Ltd.	23,364	1,458
* Discovery Communications Inc.	47,847	1,450
* MGM Resorts International	73,710	1,446
Gap Inc.	38,409	1,401
Interpublic Group of Cos. Inc.	65,207	1,389
H&R Block Inc.	41,675	1,387
* IHS Inc. Class A	10,911	1,364
* TripAdvisor Inc.	17,068	1,355
* United Continental Holdings Inc.	24,000	1,353

* Hertz Global Holdings Inc.	74,605	1,268
American Airlines Group Inc.	26,966	1,081
* Rite Aid Corp.	119,700	1,067
TEGNA Inc.	36,177	1,054
Aramark	32,988	1,050
New York Times Co. Class A	76,900	1,017
Graham Holdings Co. Class B	1,359	937
* Liberty Media Corp.	24,774	934
Williams-Sonoma Inc.	10,800	914
* United Natural Foods Inc.	19,977	910
Domino's Pizza Inc.	7,900	899
FactSet Research Systems Inc.	5,300	878
Cablevision Systems Corp. Class A	30,740	868
* Panera Bread Co. Class A	4,000	817
* AMC Networks Inc. Class A	9,634	811
GameStop Corp. Class A	17,416	799
Jack in the Box Inc.	8,300	789
* News Corp. Class A	53,170	783
KAR Auction Services Inc.	19,604	763
Scripps Networks Interactive Inc. Class A	12,065	755
* Madison Square Garden Co. Class A	8,800	734
Dunkin' Brands Group Inc.	13,618	734
* Liberty Media Corp. Class A	19,387	733
* Sally Beauty Holdings Inc.	23,700	706
* Discovery Communications Inc. Class A	21,241	701
* AutoNation Inc.	11,166	696
DeVry Education Group Inc.	22,876	695
* Avis Budget Group Inc.	16,000	695
* Starz	16,987	687
* Office Depot Inc.	85,467	684
* VCA Inc.	10,800	665
GNC Holdings Inc. Class A	13,500	664
* Live Nation Entertainment Inc.	25,200	661
* ServiceMaster Global Holdings Inc.	17,048	660
Six Flags Entertainment Corp.	14,000	653
Dick's Sporting Goods Inc.	12,800	653
Cinemark Holdings Inc.	16,500	651
Dun & Bradstreet Corp.	5,130	640
Vail Resorts Inc.	5,600	614
* Burlington Stores Inc.	11,062	609
* Sprouts Farmers Market Inc.	24,294	596
Alaska Air Group Inc.	7,700	583
Lions Gate Entertainment Corp.	14,785	579
Casey's General Stores Inc.	5,600	572
* JC Penney Co. Inc.	67,434	556
MercadoLibre Inc.	4,100	536
Cracker Barrel Old Country Store Inc.	3,500	532
* Buffalo Wild Wings Inc.	2,700	528
Brinker International Inc.	8,800	527
Abercrombie & Fitch Co.	25,468	512
* Urban Outfitters Inc.	15,217	496
American Eagle Outfitters Inc.	27,943	496
CST Brands Inc.	13,023	493
* Copart Inc.	13,600	490
AMERCO	1,346	484
Sabre Corp.	17,985	478
* Pandora Media Inc.	26,800	470

* Restoration Hardware Holdings Inc.	4,300	436
^ Wendy's Co.	42,028	431
Rollins Inc.	14,850	431
Bloomin' Brands Inc.	17,935	418
Men's Wearhouse Inc.	6,800	405
Time Inc.	17,802	397
* Pinnacle Entertainment Inc.	10,200	393
* Murphy USA Inc.	7,130	390
Penske Automotive Group Inc.	7,100	383
* Groupon Inc. Class A	78,300	377
Cheesecake Factory Inc.	6,400	370
Dillard's Inc. Class A	3,500	357
Big Lots Inc.	8,200	354
* International Game Technology plc	17,578	348
Sotheby's	8,300	347
Lithia Motors Inc. Class A	2,900	347
Group 1 Automotive Inc.	3,500	339
John Wiley & Sons Inc. Class A	6,400	339
PriceSmart Inc.	3,500	339
HSN Inc.	4,600	338
* Michaels Cos. Inc.	13,208	335
* News Corp. Class B	23,340	333
* ANN Inc.	7,200	329
* Cable One Inc.	792	329
Chico's FAS Inc.	21,500	327
Aaron's Inc.	8,800	325
* Apollo Education Group Inc.	25,275	324
DSW Inc. Class A	9,620	313
* Cabela's Inc.	7,000	311
* Hyatt Hotels Corp. Class A	5,549	310
* SUPERVALU Inc.	33,597	310
* SolarCity Corp.	5,300	307
Cato Corp. Class A	7,800	300
* La Quinta Holdings Inc.	14,106	299
* comScore Inc.	5,100	298
* HomeAway Inc.	9,900	297
Papa John's International Inc.	3,900	295
* Asbury Automotive Group Inc.	3,300	291
* Yelp Inc. Class A	10,800	285
Choice Hotels International Inc.	5,600	284
Meredith Corp.	5,900	283
Dolby Laboratories Inc. Class A	8,000	281
Hillenbrand Inc.	9,800	278
* GrubHub Inc.	8,700	276
Sinclair Broadcast Group Inc. Class A	9,500	276
Bob Evans Farms Inc.	5,500	275
* Bright Horizons Family Solutions Inc.	4,545	274
* Beacon Roofing Supply Inc.	7,800	273
Texas Roadhouse Inc. Class A	6,900	272
* Genesco Inc.	4,200	272
* Five Below Inc.	7,300	269
* Express Inc.	14,100	268
Chemed Corp.	1,800	267
Monro Muffler Brake Inc.	4,100	259
* Grand Canyon Education Inc.	5,900	256
Weis Markets Inc.	5,900	249
* DreamWorks Animation SKG Inc. Class A	10,300	248

*	Diplomat Pharmacy Inc.	5,336	246
*	Media General Inc.	15,351	244
	Caleres Inc.	7,300	241
	DineEquity Inc.	2,300	239
	Morningstar Inc.	2,800	239
	Churchill Downs Inc.	1,700	230
*	Gannett Co. Inc.	18,088	229
*	Fiesta Restaurant Group Inc.	3,900	227
	Regal Entertainment Group Class A	10,900	225
	Nexstar Broadcasting Group Inc. Class A	3,900	224
	Marriott Vacations Worldwide Corp.	2,663	223
*	Shutterfly Inc.	5,100	221
*	Ascena Retail Group Inc.	17,600	220
*	Liberty Global plc LiLAC	4,884	208
*	WebMD Health Corp.	4,700	205
*	Mattress Firm Holding Corp.	3,300	204
	Rent-A-Center Inc.	7,500	201
*	Boyd Gaming Corp.	11,500	197
	Sonic Corp.	6,600	196
	Matthews International Corp. Class A	3,619	195
	Buckle Inc.	4,400	195
	Scholastic Corp.	4,400	190
	Guess? Inc.	8,600	188
*	Barnes & Noble Inc.	7,000	184
*	Orbitz Worldwide Inc.	16,300	184
	Pier 1 Imports Inc.	15,000	177
	SeaWorld Entertainment Inc.	10,200	177
*	Fresh Market Inc.	5,700	174
	Finish Line Inc. Class A	6,200	170
	Interval Leisure Group Inc.	7,900	168
*	BJ's Restaurants Inc.	3,100	160
*	Acxiom Corp.	8,900	159
*	Penn National Gaming Inc.	8,300	158
	Children's Place Inc.	2,700	156
*	Krispy Kreme Doughnuts Inc.	8,200	153
*	FTD Cos. Inc.	5,200	152
*	Belmond Ltd. Class A	12,500	151
	Copa Holdings SA Class A	2,000	151
*	Hibbett Sports Inc.	3,300	150
*	Spirit Airlines Inc.	2,500	150
	SpartanNash Co.	4,600	148
	International Speedway Corp. Class A	4,200	144
	Extended Stay America Inc.	7,375	140
*	Popeyes Louisiana Kitchen Inc.	2,300	140
*	Regis Corp.	9,500	139
*	Conn's Inc.	4,000	138
*	Constant Contact Inc.	5,200	134
*	Scientific Games Corp. Class A	8,700	131
*,^ Sears Holdings Corp.		5,794	125
*	zulily Inc. Class A	9,300	123
	National CineMedia Inc.	7,800	121
*	Red Robin Gourmet Burgers Inc.	1,300	119
*	Vitamin Shoppe Inc.	3,200	118
	New Media Investment Group Inc.	6,698	114
*	Rush Enterprises Inc. Class A	4,400	112
	Sonic Automotive Inc. Class A	4,700	109
*	Pep Boys-Manny Moe & Jack	9,200	109

Allegiant Travel Co. Class A	500	106
Arcos Dorados Holdings Inc. Class A	24,600	105
* Biglari Holdings Inc.	225	98
Fred's Inc. Class A	5,400	97
Core-Mark Holding Co. Inc.	1,500	95
* Liberty Global plc LiLAC Class A	2,176	93
* Ruby Tuesday Inc.	11,600	85
* Zumiez Inc.	3,200	84
* Bankrate Inc.	8,600	78
* Lumber Liquidators Holdings Inc.	4,000	77
* K12 Inc.	5,700	75
* RetailMeNot Inc.	4,700	71
* Steiner Leisure Ltd.	1,120	65
* Lands' End Inc.	2,691	63
* Caesars Entertainment Corp.	11,200	58
* Francesca's Holdings Corp.	4,600	56
Capella Education Co.	1,000	52
* Ascent Capital Group Inc. Class A	1,300	51
* Strayer Education Inc.	900	50
* Clean Energy Fuels Corp.	8,600	50
Stage Stores Inc.	2,700	48
* TrueCar Inc.	6,400	42
Stein Mart Inc.	3,500	36
* American Public Education Inc.	1,300	34
* Cumulus Media Inc. Class A	19,700	33
Speedway Motorsports Inc.	1,200	25
* Central European Media Enterprises Ltd. Class A	8,100	19
Harte-Hanks Inc.	3,700	17
CTC Media Inc.	8,000	15
* Weight Watchers International Inc.	3,111	12
		550,729
Financials (10.1%)
Wells Fargo & Co.	890,895	51,556
JPMorgan Chase & Co.	645,954	44,267
Bank of America Corp.	1,816,293	32,475
Citigroup Inc.	523,511	30,604
* Berkshire Hathaway Inc. Class B	191,629	27,353
Visa Inc. Class A	349,116	26,302
* Berkshire Hathaway Inc. Class A	83	17,762
MasterCard Inc. Class A	176,150	17,157
Goldman Sachs Group Inc.	69,197	14,190
American International Group Inc.	220,579	14,144
US Bancorp	312,603	14,133
American Express Co.	162,203	12,337
Morgan Stanley	277,616	10,783
Simon Property Group Inc.	53,225	9,965
MetLife Inc.	157,546	8,782
PNC Financial Services Group Inc.	88,549	8,694
Bank of New York Mellon Corp.	193,124	8,382
American Tower Corporation	74,478	7,084
BlackRock Inc.	20,468	6,884
Prudential Financial Inc.	76,923	6,797
Capital One Financial Corp.	83,541	6,792
Charles Schwab Corp.	187,486	6,540
ACE Ltd.	53,351	5,803
Travelers Cos. Inc.	54,569	5,791
State Street Corp.	72,091	5,519

CME Group Inc.	52,809	5,072
Aflac Inc.	79,001	5,060
Marsh & McLennan Cos. Inc.	87,225	5,054
Chubb Corp.	38,825	4,827
BB&T Corp.	114,969	4,630
Allstate Corp.	66,775	4,604
Aon plc	45,557	4,591
Public Storage	22,283	4,572
McGraw Hill Financial Inc.	44,327	4,510
Crown Castle International Corp.	54,588	4,471
Discover Financial Services	79,317	4,427
Equity Residential	56,997	4,264
Hartford Financial Services Group Inc.	88,556	4,211
Intercontinental Exchange Inc.	18,099	4,127
Health Care REIT Inc.	55,220	3,831
Kilroy Realty Corp.	53,798	3,812
SunTrust Banks Inc.	83,626	3,708
Ameriprise Financial Inc.	29,488	3,706
Moody's Corp.	33,203	3,667
Principal Financial Group Inc.	63,925	3,548
AvalonBay Communities Inc.	20,565	3,544
Ventas Inc.	52,061	3,493
Prologis Inc.	82,253	3,340
T. Rowe Price Group Inc.	42,508	3,279
Lincoln National Corp.	54,360	3,062
FNF Group	77,202	3,018
Franklin Resources Inc.	64,296	2,929
Boston Properties Inc.	23,401	2,885
Northern Trust Corp.	37,521	2,870
Loews Corp.	74,087	2,823
HCP Inc.	72,727	2,810
New York Community Bancorp Inc.	146,882	2,795
Fifth Third Bancorp	132,320	2,788
Invesco Ltd.	68,048	2,627
Progressive Corp.	84,017	2,563
Equinix Inc.	9,178	2,560
Weyerhaeuser Co.	80,825	2,481
Vornado Realty Trust	25,149	2,453
M&T Bank Corp.	18,300	2,400
Host Hotels & Resorts Inc.	123,412	2,392
Regions Financial Corp.	220,866	2,295
KeyCorp	151,977	2,255
Western Union Co.	110,754	2,242
Essex Property Trust Inc.	9,918	2,231
Legg Mason Inc.	45,051	2,223
Comerica Inc.	45,206	2,144
Extra Space Storage Inc.	29,100	2,139
Brown & Brown Inc.	63,068	2,110
General Growth Properties Inc.	77,043	2,091
Macerich Co.	25,446	2,014
Acadia Realty Trust	62,000	1,983
Equifax Inc.	18,997	1,940
Hudson City Bancorp Inc.	188,091	1,939
Valley National Bancorp	195,384	1,938
XL Group plc Class A	46,921	1,784
* Ally Financial Inc.	78,143	1,779
Corporate Office Properties Trust	76,022	1,758

* Affiliated Managers Group Inc.	8,383	1,743
* Markel Corp.	1,945	1,731
ProAssurance Corp.	35,600	1,719
* CBRE Group Inc. Class A	45,198	1,716
Sun Communities Inc.	24,600	1,710
Voya Financial Inc.	36,281	1,703
Realty Income Corp.	34,575	1,670
Post Properties Inc.	29,200	1,663
SL Green Realty Corp.	14,159	1,630
Huntington Bancshares Inc.	130,481	1,523
Kimco Realty Corp.	60,226	1,488
CIT Group Inc.	30,400	1,430
American Equity Investment Life Holding Co.	48,400	1,430
Annaly Capital Management Inc.	142,795	1,421
EastGroup Properties Inc.	23,500	1,415
TCF Financial Corp.	85,372	1,405
First Republic Bank	21,897	1,397
Tompkins Financial Corp.	25,600	1,384
BOK Financial Corp.	20,700	1,376
Unum Group	38,303	1,373
Eaton Vance Corp.	35,500	1,362
* MGIC Investment Corp.	121,200	1,342
Navient Corp.	85,355	1,340
Ramco-Gershenson Properties Trust	78,700	1,333
Digital Realty Trust Inc.	20,611	1,325
VEREIT Inc.	149,078	1,306
Federal Realty Investment Trust	9,450	1,293
* E*TRADE Financial Corp.	45,000	1,279
Willis Group Holdings plc	27,161	1,263
TD Ameritrade Holding Corp.	34,331	1,261
Everest Re Group Ltd.	6,846	1,254
UDR Inc.	36,687	1,240
Apartment Investment & Management Co.	31,557	1,233
LTC Properties Inc.	28,100	1,233
* Arch Capital Group Ltd.	17,210	1,228
Jones Lang LaSalle Inc.	6,800	1,211
* Alleghany Corp.	2,447	1,190
Citizens Financial Group Inc.	45,611	1,189
BGC Partners Inc. Class A	120,684	1,189
Westamerica Bancorporation	24,100	1,180
MSCI Inc. Class A	17,100	1,166
Washington REIT	43,300	1,162
Cincinnati Financial Corp.	20,671	1,141
Arthur J Gallagher & Co.	24,042	1,140
* SVB Financial Group	7,960	1,139
* Signature Bank	7,800	1,136
HCC Insurance Holdings Inc.	14,700	1,134
* Hilltop Holdings Inc.	53,140	1,119
* Navigators Group Inc.	14,200	1,110
* Realogy Holdings Corp.	23,090	1,051
Zions Bancorporation	33,596	1,048
PartnerRe Ltd.	7,624	1,037
Camden Property Trust	12,748	1,015
Reinsurance Group of America Inc. Class A	10,400	1,004
Raymond James Financial Inc.	16,800	991
CBL & Associates Properties Inc.	60,600	990
American Capital Agency Corp.	51,294	988

Torchmark Corp.	16,025	987
NASDAQ OMX Group Inc.	19,300	985
Saul Centers Inc.	18,900	981
Plum Creek Timber Co. Inc.	23,883	979
Universal Health Realty Income Trust	19,200	940
Duke Realty Corp.	46,252	933
Medical Properties Trust Inc.	66,528	909
Lazard Ltd. Class A	16,200	898
East West Bancorp Inc.	19,900	891
Omega Healthcare Investors Inc.	24,459	887
Iron Mountain Inc.	29,481	886
* Liberty Ventures Class A	21,353	886
SEI Investments Co.	16,517	881
* SLM Corp.	95,855	875
Mack-Cali Realty Corp.	41,900	873
* Howard Hughes Corp.	6,400	870
Axis Capital Holdings Ltd.	14,862	855
* Forest City Enterprises Inc. Class A	36,546	853
Alexandria Real Estate Equities Inc.	9,071	841
Assurant Inc.	11,138	831
Brookline Bancorp Inc.	73,172	825
WR Berkley Corp.	14,576	812
CBOE Holdings Inc.	13,100	812
Inland Real Estate Corp.	82,663	812
Mid-America Apartment Communities Inc.	9,944	799
Taubman Centers Inc.	10,513	786
Liberty Property Trust	22,998	783
Investors Real Estate Trust	107,000	771
NorthStar Realty Finance Corp.	47,891	766
Invesco Mortgage Capital Inc.	51,800	746
StanCorp Financial Group Inc.	6,400	730
* Synchrony Financial	21,047	723
WP Carey Inc.	11,743	719
Regency Centers Corp.	10,986	703
PacWest Bancorp	14,779	684
Synovus Financial Corp.	21,585	680
City National Corp.	7,457	670
First American Financial Corp.	16,200	657
Brixmor Property Group Inc.	26,553	650
RenaissanceRe Holdings Ltd.	5,931	636
Montpelier Re Holdings Ltd.	14,700	627
MarketAxess Holdings Inc.	6,400	626
National Retail Properties Inc.	16,805	625
DDR Corp.	37,700	615
Home Properties Inc.	8,300	612
Starwood Property Trust Inc.	27,905	607
Cullen/Frost Bankers Inc.	8,300	601
American Financial Group Inc.	8,700	600
BioMed Realty Trust Inc.	27,497	592
Safety Insurance Group Inc.	10,196	591
New Residential Investment Corp.	37,659	591
Senior Housing Properties Trust	34,003	587
NorthStar Asset Management Group Inc.	31,948	585
Lamar Advertising Co. Class A	9,727	584
CubeSmart	22,000	576
Investors Bancorp Inc.	46,631	568
People's United Financial Inc.	34,824	567

*	Genworth Financial Inc. Class A	80,274	563
	Commerce Bancshares Inc.	11,850	558
	Bank of the Ozarks Inc.	12,500	552
	Prosperity Bancshares Inc.	10,100	551
	Equity LifeStyle Properties Inc.	9,400	544
*,^ Zillow Group Inc. Class A		6,620	540
	Corrections Corp. of America	15,207	535
	Assured Guaranty Ltd.	21,800	533
	LPL Financial Holdings Inc.	11,200	528
	Umpqua Holdings Corp.	29,733	527
	First Niagara Financial Group Inc.	53,700	521
	Waddell & Reed Financial Inc. Class A	11,600	521
	Capstead Mortgage Corp.	47,000	520
	Allied World Assurance Co. Holdings AG	12,300	520
	Hospitality Properties Trust	18,768	515
	Webster Financial Corp.	13,300	514
	Old Republic International Corp.	30,667	513
	Hanover Insurance Group Inc.	6,300	509
	Radian Group Inc.	27,500	508
	Healthcare Trust of America Inc. Class A	20,150	506
	GEO Group Inc.	13,132	496
	LaSalle Hotel Properties	14,900	496
*	PRA Group Inc.	7,800	496
	Stock Yards Bancorp Inc.	13,400	494
*	Strategic Hotels & Resorts Inc.	35,924	491
	Outfront Media Inc.	19,315	485
	PrivateBancorp Inc.	11,700	484
	RLJ Lodging Trust	16,100	480
	Spirit Realty Capital Inc.	47,099	478
	FirstMerit Corp.	25,358	475
*	Stifel Financial Corp.	8,600	473
	American Campus Communities Inc.	12,600	470
	BankUnited Inc.	12,801	467
	First Horizon National Corp.	29,481	467
	Douglas Emmett Inc.	15,900	466
	Weingarten Realty Investors	13,200	464
	Symetra Financial Corp.	18,400	461
*	Blackhawk Network Holdings Inc.	10,008	460
	Pebblebrook Hotel Trust	11,260	458
	Redwood Trust Inc.	29,500	457
	CNO Financial Group Inc.	25,600	457
	Highwoods Properties Inc.	10,700	453
	Janus Capital Group Inc.	27,642	453
	WP GLIMCHER Inc.	33,371	452
	Gaming and Leisure Properties Inc.	13,764	451
	Two Harbors Investment Corp.	43,600	446
*	Liberty Broadband Corp.	8,150	436
*	Popular Inc.	14,198	435
*	Equity Commonwealth	16,500	432
	Federated Investors Inc. Class B	12,779	431
	Interactive Brokers Group Inc.	10,700	430
	Rayonier Inc.	17,400	428
*	Texas Capital Bancshares Inc.	7,100	418
	Communications Sales & Leasing Inc.	20,039	418
	Endurance Specialty Holdings Ltd.	6,000	417
	Retail Properties of America Inc.	28,600	416
*	Springleaf Holdings Inc. Class A	8,152	412

* Santander Consumer USA Holdings Inc.	16,600	401
IBERIABANK Corp.	6,190	400
Chimera Investment Corp.	27,820	396
EPR Properties	6,800	388
Kennedy-Wilson Holdings Inc.	15,300	387
Aspen Insurance Holdings Ltd.	8,000	385
* eHealth Inc.	23,600	384
* Markit Ltd.	14,400	383
Sovran Self Storage Inc.	4,000	381
Tanger Factory Outlet Centers Inc.	11,700	380
Paramount Group Inc.	21,200	379
Columbia Property Trust Inc.	15,300	370
Validus Holdings Ltd.	7,965	369
Hancock Holding Co.	12,600	368
Cousins Properties Inc.	35,290	366
Sunstone Hotel Investors Inc.	25,991	366
Ryman Hospitality Properties Inc.	6,337	362
Community Trust Bancorp Inc.	10,230	358
Glacier Bancorp Inc.	12,700	357
AmTrust Financial Services Inc.	5,110	355
Bank of Hawaii Corp.	5,200	351
Blackstone Mortgage Trust Inc. Class A	11,901	347
Associated Banc-Corp	17,500	345
Hudson Pacific Properties Inc.	11,125	342
Susquehanna Bancshares Inc.	24,000	341
DCT Industrial Trust Inc.	9,625	335
* Credit Acceptance Corp.	1,383	332
Colony Capital Inc. Class A	14,564	331
Chambers Street Properties	44,400	329
Pinnacle Financial Partners Inc.	6,200	329
United Bankshares Inc.	8,102	328
Financial Engines Inc.	7,100	326
Washington Federal Inc.	13,900	324
UMB Financial Corp.	5,900	323
Evercore Partners Inc. Class A	5,500	323
American Homes 4 Rent Class A	19,507	323
* Western Alliance Bancorp	9,500	321
Brandywine Realty Trust	22,964	316
Piedmont Office Realty Trust Inc. Class A	17,300	315
Fulton Financial Corp.	24,300	315
Chesapeake Lodging Trust	9,800	314
DiamondRock Hospitality Co.	24,900	314
* Liberty TripAdvisor Holdings Inc. Class A	10,667	312
Primerica Inc.	6,800	308
WisdomTree Investments Inc.	12,000	299
Wintrust Financial Corp.	5,500	297
American National Insurance Co.	2,700	289
FNB Corp.	20,600	284
Home BancShares Inc.	7,100	283
* St. Joe Co.	17,379	282
RLI Corp.	5,100	282
DuPont Fabros Technology Inc.	9,300	280
Artisan Partners Asset Management Inc. Class A	5,700	272
MFA Financial Inc.	36,000	271
Lexington Realty Trust	30,700	264
Healthcare Realty Trust Inc.	10,900	262
* Enstar Group Ltd.	1,632	261

BancorpSouth Inc.	10,200	258
First Industrial Realty Trust Inc.	12,251	257
South State Corp.	3,300	256
First Citizens BancShares Inc. Class A	1,000	256
Gramercy Property Trust Inc.	10,373	254
* HRG Group Inc.	17,625	251
Associated Estates Realty Corp.	8,700	250
Alexander & Baldwin Inc.	6,600	249
EverBank Financial Corp.	12,433	248
First Financial Bankshares Inc.	7,200	245
Kite Realty Group Trust	9,200	243
International Bancshares Corp.	9,000	242
MB Financial Inc.	7,000	239
PS Business Parks Inc.	3,100	239
Urban Edge Properties	10,974	236
National Health Investors Inc.	3,600	235
Cathay General Bancorp	7,300	234
New York REIT Inc.	22,200	230
HFF Inc. Class A	5,000	229
Mercury General Corp.	4,055	229
Argo Group International Holdings Ltd.	4,050	228
National Penn Bancshares Inc.	21,050	226
Columbia Banking System Inc.	6,800	223
Northwest Bancshares Inc.	17,400	221
Kemper Corp.	5,700	221
CVB Financial Corp.	11,900	211
Community Bank System Inc.	5,500	210
Chemical Financial Corp.	6,294	207
Renasant Corp.	6,289	202
* Liberty Broadband Corp. Class A	3,746	202
FelCor Lodging Trust Inc.	21,586	202
* Essent Group Ltd.	6,900	202
Education Realty Trust Inc.	6,300	199
Select Income REIT	9,889	198
CYS Investments Inc.	25,400	197
Sabra Health Care REIT Inc.	7,139	195
Old National Bancorp	13,500	194
NRG Yield Inc.	9,896	191
* Ocwen Financial Corp.	22,400	189
Capitol Federal Financial Inc.	15,700	189
* iStar Financial Inc.	14,300	187
Parkway Properties Inc.	10,346	186
Selective Insurance Group Inc.	6,000	185
Great Western Bancorp Inc.	7,000	184
Simmons First National Corp. Class A	4,000	182
* Encore Capital Group Inc.	4,200	181
* MBIA Inc.	30,300	180
* FNFV Group	12,171	177
PennyMac Mortgage Investment Trust	9,900	176
* First Cash Financial Services Inc.	4,300	175
Pennsylvania REIT	7,914	173
STAG Industrial Inc.	8,508	167
Park National Corp.	1,900	166
First Midwest Bancorp Inc.	8,600	161
Horace Mann Educators Corp.	4,500	159
American Assets Trust Inc.	3,800	158
Trustmark Corp.	6,500	156

	First Financial Bancorp	8,200	156
	Government Properties Income Trust	9,019	156
	Independent Bank Corp.	3,200	155
	WesBanco Inc.	4,557	151
	NBT Bancorp Inc.	5,600	151
*,^ Walter Investment Management Corp.		6,900	150
	TFS Financial Corp.	8,900	150
*	LendingClub Corp.	10,200	148
	Retail Opportunity Investments Corp.	8,600	147
	Provident Financial Services Inc.	7,500	147
	CNA Financial Corp.	3,700	147
	Hatteras Financial Corp.	9,000	146
	Hersha Hospitality Trust Class A	5,275	143
	Sterling Bancorp	9,500	141
	BBCN Bancorp Inc.	9,200	141
	Boston Private Financial Holdings Inc.	11,000	138
	United Fire Group Inc.	4,000	138
*	Greenlight Capital Re Ltd. Class A	4,900	136
	Empire State Realty Trust Inc.	7,593	135
	ARMOUR Residential REIT Inc.	45,700	130
	Nelnet Inc. Class A	3,200	126
	S&T Bancorp Inc.	4,000	124
	Potlatch Corp.	3,500	123
	Ashford Hospitality Trust Inc.	14,006	122
	Cash America International Inc.	4,400	122
	Equity One Inc.	4,600	118
	Greenhill & Co. Inc.	3,000	118
	InfraREIT Inc.	3,500	117
	Altisource Residential Corp.	7,100	117
*	Piper Jaffray Cos.	2,600	117
	City Holding Co.	2,400	116
*	Nationstar Mortgage Holdings Inc.	6,104	113
*	Green Dot Corp. Class A	5,426	112
	1st Source Corp.	3,300	112
*	Forestar Group Inc.	8,500	109
	Virtus Investment Partners Inc.	900	109
	New Senior Investment Group Inc.	8,251	107
*	Beneficial Bancorp Inc.	8,249	106
*	KCG Holdings Inc. Class A	9,969	106
	Sandy Spring Bancorp Inc.	3,700	101
	NRG Yield Inc. Class A	5,100	101
*	World Acceptance Corp.	1,800	98
	Franklin Street Properties Corp.	8,100	95
	Flushing Financial Corp.	4,500	93
	Starwood Waypoint Residential Trust	3,721	91
	Oritani Financial Corp.	5,500	86
	Infinity Property & Casualty Corp.	1,100	85
	First Commonwealth Financial Corp.	9,200	85
	Employers Holdings Inc.	3,400	82
	Alexander's Inc.	200	81
	Washington Trust Bancorp Inc.	2,000	80
*	Enova International Inc.	4,304	78
	Maiden Holdings Ltd.	4,700	78
	Investment Technology Group Inc.	3,800	77
*	First BanCorp	17,400	75
	Rouse Properties Inc.	4,214	74
	Urstadt Biddle Properties Inc. Class A	3,557	68

Cohen & Steers Inc.	2,100	65
Cedar Realty Trust Inc.	9,476	63
FBL Financial Group Inc. Class A	1,100	63
* Tejon Ranch Co.	2,500	62
BancFirst Corp.	900	57
Anworth Mortgage Asset Corp.	9,800	49
* Altisource Portfolio Solutions SA	1,500	49
First Financial Corp.	1,448	48
* Ezcorp Inc. Class A	6,100	43
GAMCO Investors Inc.	600	41
Getty Realty Corp.	2,000	33
Republic Bancorp Inc. Class A	1,200	30
State Auto Financial Corp.	1,200	29
Astoria Financial Corp.	1,900	29
OFG Bancorp	3,500	28
* PICO Holdings Inc.	2,200	27
National Interstate Corp.	900	23
Ashford Hospitality Prime Inc.	560	8
Home Loan Servicing Solutions Ltd.	11,600	8
* Tejon Ranch Co. Warrants Exp. 08/31/2016	369	—
		762,082
Health Care (7.3%)
Johnson & Johnson	472,881	47,387
Pfizer Inc.	1,064,438	38,384
Gilead Sciences Inc.	252,207	29,725
Merck & Co. Inc.	491,088	28,955
Amgen Inc.	135,574	23,941
* Allergan plc	66,980	22,180
AbbVie Inc.	304,711	21,333
UnitedHealth Group Inc.	169,439	20,570
Medtronic plc	241,953	18,967
* Celgene Corp.	143,468	18,830
Bristol-Myers Squibb Co.	281,769	18,495
Eli Lilly & Co.	181,455	15,335
* Biogen Inc.	42,325	13,492
Abbott Laboratories	258,495	13,103
* Express Scripts Holding Co.	134,029	12,072
Thermo Fisher Scientific Inc.	72,477	10,113
* Alexion Pharmaceuticals Inc.	37,229	7,350
* Regeneron Pharmaceuticals Inc.	13,100	7,253
Anthem Inc.	47,005	7,251
Cigna Corp.	48,984	7,057
* Vertex Pharmaceuticals Inc.	50,954	6,879
Aetna Inc.	59,522	6,724
* Illumina Inc.	26,241	5,755
Becton Dickinson and Co.	33,550	5,105
* HCA Holdings Inc.	53,301	4,958
St. Jude Medical Inc.	63,342	4,676
Humana Inc.	25,594	4,660
Stryker Corp.	45,023	4,605
Perrigo Co. plc	23,063	4,433
* Intuitive Surgical Inc.	7,965	4,247
Zoetis Inc.	84,308	4,129
Baxter International Inc.	101,034	4,049
* Mylan NV	70,779	3,963
* Boston Scientific Corp.	220,072	3,816
* BioMarin Pharmaceutical Inc.	25,889	3,787

* Edwards Lifesciences Corp.	22,250	3,386
Zimmer Biomet Holdings Inc.	30,115	3,134
* Endo International plc	34,289	3,002
Baxalta Inc.	89,836	2,949
* DaVita HealthCare Partners Inc.	34,786	2,749
Cooper Cos. Inc.	14,895	2,636
* Hospira Inc.	28,165	2,519
* Incyte Corp.	23,417	2,442
* Mallinckrodt plc	19,222	2,383
CR Bard Inc.	11,629	2,287
Universal Health Services Inc. Class B	15,328	2,226
* Laboratory Corp. of America Holdings	15,928	2,027
* Henry Schein Inc.	13,091	1,937
* Hologic Inc.	43,400	1,808
Quest Diagnostics Inc.	23,574	1,740
Patterson Cos. Inc.	34,579	1,734
* Jazz Pharmaceuticals plc	8,800	1,692
* Waters Corp.	12,325	1,645
* MEDNAX Inc.	19,200	1,625
* Bluebird Bio Inc.	9,431	1,564
* Alkermes plc	21,300	1,491
* Alnylam Pharmaceuticals Inc.	11,500	1,465
* Varian Medical Systems Inc.	15,690	1,350
ResMed Inc.	22,700	1,315
* Envision Healthcare Holdings Inc.	28,834	1,292
* Centene Corp.	18,300	1,283
* United Therapeutics Corp.	7,500	1,270
* Medivation Inc.	12,000	1,264
DENTSPLY International Inc.	22,055	1,255
* IDEXX Laboratories Inc.	15,800	1,149
* Community Health Systems Inc.	19,602	1,147
* Isis Pharmaceuticals Inc.	19,700	1,082
* Brookdale Senior Living Inc.	29,673	983
* DexCom Inc.	11,200	948
* Horizon Pharma plc	24,924	918
* Tenet Healthcare Corp.	16,250	915
* Receptos Inc.	4,000	911
* Quintiles Transnational Holdings Inc.	11,257	864
* Sirona Dental Systems Inc.	8,200	851
West Pharmaceutical Services Inc.	13,800	826
* Seattle Genetics Inc.	17,000	814
* Health Net Inc.	12,100	809
Teleflex Inc.	6,000	804
* Team Health Holdings Inc.	11,600	782
* OPKO Health Inc.	44,500	728
* Acadia Healthcare Co. Inc.	8,776	700
* Neurocrine Biosciences Inc.	13,700	687
* Ultragenyx Pharmaceutical Inc.	5,500	665
* ACADIA Pharmaceuticals Inc.	13,500	659
HealthSouth Corp.	14,120	645
* Akorn Inc.	13,800	636
* Intercept Pharmaceuticals Inc.	2,300	607
* Cepheid	10,900	606
* LifePoint Health Inc.	7,300	605
* Dyax Corp.	24,000	591
* Align Technology Inc.	9,100	571
* PAREXEL International Corp.	8,100	559

	STERIS Corp.	8,000	553
*	WellCare Health Plans Inc.	6,600	533
*	Amsurg Corp.	7,342	527
*	Neogen Corp.	9,000	524
*	Impax Laboratories Inc.	10,700	519
*	Catalent Inc.	15,200	518
	Hill-Rom Holdings Inc.	9,200	515
*	Thoratec Corp.	8,100	513
*	Molina Healthcare Inc.	6,600	498
*	Alere Inc.	10,200	496
*	Charles River Laboratories International Inc.	6,200	481
*	Novavax Inc.	38,551	465
*	Clovis Oncology Inc.	5,253	444
	Bio-Techne Corp.	4,000	438
*	ABIOMED Inc.	5,600	434
*	Prestige Brands Holdings Inc.	8,600	410
*	Halozyme Therapeutics Inc.	17,200	401
*	Bio-Rad Laboratories Inc. Class A	2,600	392
*	Bruker Corp.	18,400	387
*	Pacira Pharmaceuticals Inc.	5,800	385
*	NuVasive Inc.	6,800	374
*	Celldex Therapeutics Inc.	15,700	370
*	Halyard Health Inc.	8,925	364
*	Medicines Co.	11,400	358
	Healthcare Services Group Inc.	9,400	328
*	Exact Sciences Corp.	13,400	323
*	Portola Pharmaceuticals Inc. Class A	6,500	321
*	Agios Pharmaceuticals Inc.	2,900	320
*	Myriad Genetics Inc.	9,300	317
*	Ligand Pharmaceuticals Inc.	2,900	314
*	Haemonetics Corp.	7,600	304
*	Puma Biotechnology Inc.	3,300	299
*	Insulet Corp.	8,800	298
*	Amedisys Inc.	6,600	288
*	AMAG Pharmaceuticals Inc.	4,500	288
*	ImmunoGen Inc.	15,300	276
*	Chimerix Inc.	4,996	268
*	Masimo Corp.	6,400	267
*	Magellan Health Inc.	4,300	261
*	Natus Medical Inc.	5,700	257
*	Nektar Therapeutics	20,300	256
	CONMED Corp.	4,500	255
	Owens & Minor Inc.	7,200	253
*	Ironwood Pharmaceuticals Inc. Class A	23,500	246
	Kindred Healthcare Inc.	11,900	245
*	ARIAD Pharmaceuticals Inc.	29,441	240
*	TESARO Inc.	4,127	239
*	Globus Medical Inc.	8,100	227
*	Lannett Co. Inc.	3,800	226
	Cantel Medical Corp.	4,100	225
*	Integra LifeSciences Holdings Corp.	3,457	222
*	Air Methods Corp.	5,600	221
*	Cyberonics Inc.	3,500	215
	Theravance Inc.	13,700	210
*	HeartWare International Inc.	2,300	209
*,^ MannKind Corp.		46,800	201
*	VWR Corp.	7,400	198

*	Bio-Reference Laboratories Inc.	4,400	195
*	Acorda Therapeutics Inc.	5,300	182
*	Omnicell Inc.	4,900	179
*	Momenta Pharmaceuticals Inc.	8,212	179
*	Wright Medical Group Inc.	6,800	176
	PDL BioPharma Inc.	29,600	172
*	PTC Therapeutics Inc.	3,200	164
*	ICU Medical Inc.	1,600	160
*	HMS Holdings Corp.	13,800	159
*	Arena Pharmaceuticals Inc.	39,300	159
*	Merit Medical Systems Inc.	5,600	143
	Abaxis Inc.	2,800	140
*	PharMerica Corp.	3,900	133
*	IPC Healthcare Inc.	2,300	128
	Analogic Corp.	1,500	121
*,^ Keryx Biopharmaceuticals Inc.		14,100	113
*	NxStage Medical Inc.	7,600	109
*	Hanger Inc.	5,000	108
*	Spectranetics Corp.	6,300	108
	Invacare Corp.	5,100	87
*	Accuray Inc.	12,800	82
*	Healthways Inc.	6,400	81
*	Luminex Corp.	4,700	81
*	Lexicon Pharmaceuticals Inc.	8,849	75
	Meridian Bioscience Inc.	4,000	72
*	Quidel Corp.	3,200	66
*	Infinity Pharmaceuticals Inc.	6,900	60
*	CorVel Corp.	1,600	51
*	Universal American Corp.	5,500	51
*	Orthofix International NV	1,500	50
*	Genomic Health Inc.	1,700	46
*	LHC Group Inc.	1,100	44
*	Aegerion Pharmaceuticals Inc.	2,200	42
*	Theravance Biopharma Inc.	2,657	33
*	SeaSpine Holdings Corp.	1,152	18
			556,394
Industrials (6.4%)
	General Electric Co.	1,731,849	45,201
	3M Co.	114,482	17,326
	Boeing Co.	111,281	16,043
	Union Pacific Corp.	149,764	14,615
	United Technologies Corp.	142,977	14,342
	Honeywell International Inc.	126,677	13,307
	United Parcel Service Inc. Class B	123,379	12,629
	Accenture plc Class A	105,945	10,924
	Lockheed Martin Corp.	51,005	10,563
	Danaher Corp.	99,994	9,155
	General Dynamics Corp.	60,962	9,090
	Caterpillar Inc.	103,880	8,168
	FedEx Corp.	45,915	7,871
	Automatic Data Processing Inc.	92,986	7,418
*	PayPal Holdings Inc.	184,160	7,127
	Raytheon Co.	64,721	7,060
	Northrop Grumman Corp.	40,011	6,922
	Deere & Co.	62,219	5,884
	Emerson Electric Co.	111,707	5,781
	Illinois Tool Works Inc.	58,627	5,245

CSX Corp.	165,451	5,175
Precision Castparts Corp.	24,583	4,792
Eaton Corp. plc	76,835	4,655
Norfolk Southern Corp.	54,663	4,610
TE Connectivity Ltd.	66,420	4,046
PACCAR Inc.	60,567	3,927
Waste Management Inc.	74,945	3,832
Cummins Inc.	29,553	3,828
* LinkedIn Corp. Class A	18,280	3,716
Ingersoll-Rand plc	56,587	3,474
Vulcan Materials Co.	38,110	3,469
Sherwin-Williams Co.	12,440	3,455
Rockwell Automation Inc.	28,728	3,355
Agilent Technologies Inc.	81,683	3,345
* Fiserv Inc.	37,912	3,293
Fidelity National Information Services Inc.	45,078	2,949
* Alliance Data Systems Corp.	10,356	2,848
* WestRock Co.	44,038	2,777
Amphenol Corp. Class A	48,734	2,749
AO Smith Corp.	36,200	2,600
Roper Technologies Inc.	15,529	2,598
Tyco International plc	67,530	2,565
Parker-Hannifin Corp.	22,611	2,549
Cintas Corp.	29,278	2,503
Paychex Inc.	50,825	2,358
Pall Corp.	17,599	2,225
Robert Half International Inc.	39,377	2,167
WW Grainger Inc.	9,392	2,148
PerkinElmer Inc.	40,571	2,147
Xerox Corp.	190,182	2,096
* Verisk Analytics Inc. Class A	26,300	2,054
AMETEK Inc.	37,993	2,016
Packaging Corp. of America	27,707	1,961
Republic Services Inc. Class A	45,778	1,947
* FleetCor Technologies Inc.	12,321	1,908
* Armstrong World Industries Inc.	32,291	1,889
Textron Inc.	43,170	1,887
Pentair plc	30,294	1,842
Fastenal Co.	43,480	1,820
Sealed Air Corp.	33,935	1,804
* Teledyne Technologies Inc.	17,068	1,769
Kansas City Southern	17,585	1,744
Martin Marietta Materials Inc.	10,900	1,709
* Stericycle Inc.	11,931	1,682
Rockwell Collins Inc.	19,858	1,680
* Jacobs Engineering Group Inc.	39,803	1,677
* TransDigm Group Inc.	7,400	1,675
Dover Corp.	25,946	1,662
CH Robinson Worldwide Inc.	23,136	1,623
Towers Watson & Co. Class A	11,800	1,496
L-3 Communications Holdings Inc.	12,895	1,489
Ball Corp.	21,560	1,463
Masco Corp.	54,887	1,448
MDU Resources Group Inc.	72,176	1,408
Expeditors International of Washington Inc.	29,995	1,406
Acuity Brands Inc.	6,700	1,348
* Sensata Technologies Holding NV	26,185	1,344

Orbital ATK Inc.	17,881	1,269
* Keysight Technologies Inc.	40,769	1,245
Owens Corning	27,600	1,238
JB Hunt Transport Services Inc.	14,481	1,218
* CoreLogic Inc.	30,645	1,209
Fortune Brands Home & Security Inc.	24,950	1,191
* Mettler-Toledo International Inc.	3,524	1,190
* Spirit AeroSystems Holdings Inc. Class A	21,058	1,186
Wabtec Corp.	11,700	1,184
Fluor Corp.	25,205	1,178
ManpowerGroup Inc.	12,854	1,163
Brink's Co.	36,400	1,137
Total System Services Inc.	24,135	1,116
* Crown Holdings Inc.	21,141	1,089
Flowserve Corp.	21,966	1,032
* AerCap Holdings NV	21,965	1,029
Valspar Corp.	12,142	1,011
* Flextronics International Ltd.	90,725	999
Xylem Inc.	28,835	996
* Old Dominion Freight Line Inc.	13,550	991
Graphic Packaging Holding Co.	65,380	987
* CoStar Group Inc.	4,900	986
* Vantiv Inc. Class A	22,410	986
Broadridge Financial Solutions Inc.	18,095	982
* HD Supply Holdings Inc.	26,900	963
* Zebra Technologies Corp.	8,900	958
* Trimble Navigation Ltd.	40,600	938
^ Chicago Bridge & Iron Co. NV	17,610	936
* United Rentals Inc.	13,900	931
* Louisiana-Pacific Corp.	63,000	929
ADT Corp.	26,871	928
Carlisle Cos. Inc.	9,100	921
Global Payments Inc.	8,200	919
Avnet Inc.	21,243	886
Huntington Ingalls Industries Inc.	7,529	884
Waste Connections Inc.	17,600	882
Allegion plc	13,891	878
* Arrow Electronics Inc.	14,882	865
Ryder System Inc.	9,087	823
Allison Transmission Holdings Inc.	27,623	806
B/E Aerospace Inc.	16,500	804
* Quanta Services Inc.	28,600	790
AGCO Corp.	14,200	781
Hubbell Inc. Class B	7,300	762
Hexcel Corp.	14,300	742
IDEX Corp.	9,600	730
Donaldson Co. Inc.	20,800	699
* Colfax Corp.	17,940	684
Oshkosh Corp.	18,616	680
Graco Inc.	9,400	672
Bemis Co. Inc.	14,760	658
* AECOM	21,300	657
Jack Henry & Associates Inc.	9,300	650
Lennox International Inc.	5,500	649
Materion Corp.	21,039	644
FLIR Systems Inc.	20,600	634
* WEX Inc.	6,200	633

* Kirby Corp.	8,700	630
Lincoln Electric Holdings Inc.	10,400	630
Trinity Industries Inc.	21,200	620
Joy Global Inc.	23,335	616
* Genesee & Wyoming Inc. Class A	8,400	598
* XPO Logistics Inc.	13,053	566
* Owens-Illinois Inc.	26,350	563
Toro Co.	8,200	560
AptarGroup Inc.	8,200	556
Eagle Materials Inc.	7,200	555
* Euronet Worldwide Inc.	8,000	548
* Berry Plastics Group Inc.	16,382	533
Cognex Corp.	11,600	525
Jabil Circuit Inc.	25,719	521
Nordson Corp.	7,000	519
MAXIMUS Inc.	7,600	518
Woodward Inc.	10,500	518
FEI Co.	6,000	516
RR Donnelley & Sons Co.	29,260	514
MSC Industrial Direct Co. Inc. Class A	7,200	513
Sonoco Products Co.	12,400	512
Air Lease Corp. Class A	14,400	509
* Genpact Ltd.	22,800	506
ITT Corp.	12,967	493
Curtiss-Wright Corp.	7,300	492
Deluxe Corp.	7,600	490
Watsco Inc.	3,700	474
Landstar System Inc.	6,400	461
* USG Corp.	14,700	455
National Instruments Corp.	15,500	449
* Esterline Technologies Corp.	4,900	434
Triumph Group Inc.	8,000	431
SPX Corp.	6,499	425
* IPG Photonics Corp.	4,500	415
Valmont Industries Inc.	3,700	412
Crane Co.	7,700	410
KBR Inc.	22,900	400
* Clean Harbors Inc.	8,000	396
Regal Beloit Corp.	5,700	396
* BWX Technologies Inc.	16,050	394
Booz Allen Hamilton Holding Corp. Class A	14,058	390
CLARCOR Inc.	6,400	385
Belden Inc.	6,500	385
Terex Corp.	17,102	379
* WESCO International Inc.	6,100	374
* Advisory Board Co.	6,200	371
Kennametal Inc.	11,500	364
World Fuel Services Corp.	8,900	362
EnerSys	5,700	356
CEB Inc.	4,600	352
Manitowoc Co. Inc.	19,700	348
EMCOR Group Inc.	7,200	344
Korn/Ferry International	10,200	342
* Generac Holdings Inc.	9,700	340
* KLX Inc.	8,400	330
Con-way Inc.	8,500	330
* Swift Transportation Co.	13,800	329

Heartland Payment Systems Inc.	5,200	324
* Cimpress NV	4,900	316
Timken Co.	9,400	314
GATX Corp.	5,900	313
* Anixter International Inc.	4,700	311
* Sanmina Corp.	13,800	305
Littelfuse Inc.	3,300	304
Convergys Corp.	12,000	301
* Universal Display Corp.	6,300	301
* Rexnord Corp.	13,889	294
Silgan Holdings Inc.	5,484	293
* Knowles Corp.	15,373	293
Covanta Holding Corp.	14,800	292
Aircastle Ltd.	12,100	291
* NeuStar Inc. Class A	9,400	290
* Moog Inc. Class A	4,300	288
Barnes Group Inc.	7,200	280
* On Assignment Inc.	7,200	276
Teekay Corp.	7,500	269
* Huron Consulting Group Inc.	3,500	268
Scorpio Tankers Inc.	24,800	266
* Masonite International Corp.	3,800	262
* Meritor Inc.	18,600	262
* Trex Co. Inc.	5,700	259
Outerwall Inc.	3,600	255
UniFirst Corp.	2,300	255
* RBC Bearings Inc.	3,700	251
Actuant Corp. Class A	10,700	247
AAON Inc.	10,950	243
* TASER International Inc.	8,800	240
Mobile Mini Inc.	6,400	238
* FTI Consulting Inc.	5,700	233
* Coherent Inc.	4,000	232
Applied Industrial Technologies Inc.	6,000	232
* WageWorks Inc.	4,500	225
* DigitalGlobe Inc.	10,354	219
Knight Transportation Inc.	8,100	219
Tetra Tech Inc.	8,200	218
Nordic American Tankers Ltd.	14,498	218
AZZ Inc.	4,100	212
MSA Safety Inc.	4,000	207
* Hub Group Inc. Class A	4,900	206
* TrueBlue Inc.	8,000	206
* Plexus Corp.	5,400	206
* Navistar International Corp.	11,700	205
* MasTec Inc.	11,100	205
Apogee Enterprises Inc.	3,700	204
* ExlService Holdings Inc.	5,200	202
EVERTEC Inc.	10,400	196
* Team Inc.	4,500	195
ABM Industries Inc.	5,900	194
Sturm Ruger & Co. Inc.	3,200	192
* Aerojet Rocketdyne Holdings Inc.	8,200	192
Harsco Corp.	13,900	191
Vishay Intertechnology Inc.	16,200	186
* PHH Corp.	7,400	185
* Rofin-Sinar Technologies Inc.	7,400	185

Forward Air Corp.	3,800	184
Tennant Co.	3,000	179
Franklin Electric Co. Inc.	6,200	179
* ExamWorks Group Inc.	5,100	179
* Veeco Instruments Inc.	6,900	179
* Cardtronics Inc.	4,800	178
Essendant Inc.	4,800	177
* TopBuild Corp.	6,098	175
Greenbrier Cos. Inc.	3,800	174
Comfort Systems USA Inc.	6,200	171
Mueller Water Products Inc. Class A	18,900	169
* Benchmark Electronics Inc.	7,600	168
Watts Water Technologies Inc. Class A	3,000	166
Ship Finance International Ltd.	9,813	164
Werner Enterprises Inc.	5,800	164
* Saia Inc.	3,700	161
* Babcock & Wilcox Enterprises Inc.	8,025	158
* Rogers Corp.	2,800	157
Methode Electronics Inc.	5,800	156
Matson Inc.	3,700	153
Quanex Building Products Corp.	7,600	153
* Atlas Air Worldwide Holdings Inc.	3,100	152
* Itron Inc.	4,700	151
G&K Services Inc. Class A	2,300	151
Brady Corp. Class A	6,400	151
Mueller Industries Inc.	4,600	149
Albany International Corp.	4,000	149
Heartland Express Inc.	6,900	147
EnPro Industries Inc.	2,900	147
* Nortek Inc.	1,800	147
General Cable Corp.	8,800	144
Insperity Inc.	2,800	141
* OSI Systems Inc.	2,000	140
* Boise Cascade Co.	4,200	139
John Bean Technologies Corp.	3,800	139
* II-VI Inc.	8,000	136
* TriNet Group Inc.	5,000	134
Universal Forest Products Inc.	2,100	133
AAR Corp.	4,900	132
* Wesco Aircraft Holdings Inc.	9,100	131
Otter Tail Corp.	5,000	130
Granite Construction Inc.	3,800	129
* Navigant Consulting Inc.	8,200	129
Hyster-Yale Materials Handling Inc.	1,900	129
HEICO Corp.	2,343	128
Astec Industries Inc.	3,200	126
Cubic Corp.	2,800	124
ManTech International Corp. Class A	4,100	122
* TriMas Corp.	5,200	122
Greif Inc. Class A	3,900	121
Standex International Corp.	1,600	120
MTS Systems Corp.	1,800	116
* Greatbatch Inc.	2,100	115
* UTi Worldwide Inc.	13,300	112
TAL International Group Inc.	5,600	111
US Ecology Inc.	2,400	110
Hollysys Automation Technologies Ltd.	5,100	109

	Simpson Manufacturing Co. Inc.	3,000	107
	Kaman Corp.	2,700	107
*	Aegion Corp. Class A	5,300	105
	Kelly Services Inc. Class A	6,900	103
*	Sykes Enterprises Inc.	4,200	102
	Lindsay Corp.	1,200	101
	CIRCOR International Inc.	2,100	100
*	ServiceSource International Inc.	17,900	95
	Federal Signal Corp.	6,300	94
*	FARO Technologies Inc.	2,100	92
	Seaspan Corp. Class A	5,000	92
*	GrafTech International Ltd.	17,600	89
	TimkenSteel Corp.	4,700	88
	ESCO Technologies Inc.	2,300	88
*	Monster Worldwide Inc.	12,300	87
	Raven Industries Inc.	4,400	86
*	Tutor Perini Corp.	4,000	84
	Encore Wire Corp.	2,400	82
*	Newport Corp.	5,000	79
	GasLog Ltd.	5,000	78
	AVX Corp.	5,700	77
	Viad Corp.	2,600	75
	Griffon Corp.	4,200	72
	Primoris Services Corp.	3,900	71
	Powell Industries Inc.	2,100	63
*	Diana Shipping Inc.	8,100	61
	Textainer Group Holdings Ltd.	2,600	59
	Badger Meter Inc.	1,000	59
	American Science & Engineering Inc.	1,300	58
	H&E Equipment Services Inc.	3,200	57
	Acacia Research Corp.	6,100	57
	CTS Corp.	3,000	56
*	TTM Technologies Inc.	6,100	56
	Schnitzer Steel Industries Inc.	3,500	55
	Resources Connection Inc.	3,400	54
	Myers Industries Inc.	3,500	53
	Daktronics Inc.	4,400	50
	Checkpoint Systems Inc.	5,300	46
	TeleTech Holdings Inc.	1,700	46
*	Engility Holdings Inc.	2,073	45
	McGrath RentCorp	1,700	43
*	DryShips Inc.	81,100	43
*	Golden Ocean Group Ltd.	10,615	41
*	Era Group Inc.	2,400	41
	American Railcar Industries Inc.	1,000	40
*	Aerovironment Inc.	1,400	36
*	InnerWorkings Inc.	4,600	35
	Navios Maritime Holdings Inc.	8,900	33
*	Gibraltar Industries Inc.	1,700	33
	Park Electrochemical Corp.	1,700	30
*	CBIZ Inc.	3,000	29
*	DXP Enterprises Inc.	800	29
*	Horizon Global Corp.	2,080	26
*	EnerNOC Inc.	2,600	21
			481,640
Oil & Gas (3.4%)
	Exxon Mobil Corp.	726,802	57,570

Chevron Corp.	328,052	29,026
Schlumberger Ltd.	216,663	17,944
Kinder Morgan Inc.	307,222	10,642
ConocoPhillips	208,749	10,508
Occidental Petroleum Corp.	136,319	9,570
Phillips 66	96,338	7,659
EOG Resources Inc.	95,474	7,370
Williams Cos. Inc.	133,075	6,984
Anadarko Petroleum Corp.	87,580	6,512
Halliburton Co.	149,781	6,259
Valero Energy Corp.	86,061	5,646
Marathon Petroleum Corp.	95,730	5,234
Baker Hughes Inc.	73,055	4,248
Spectra Energy Corp.	124,455	3,766
Apache Corp.	74,870	3,434
Devon Energy Corp.	66,180	3,271
Pioneer Natural Resources Co.	24,951	3,163
* Concho Resources Inc.	28,013	2,985
National Oilwell Varco Inc.	68,377	2,881
* Cheniere Energy Inc.	39,977	2,757
Tesoro Corp.	28,110	2,736
Hess Corp.	44,151	2,605
Noble Energy Inc.	73,699	2,596
Marathon Oil Corp.	107,648	2,262
HollyFrontier Corp.	45,522	2,197
EQT Corp.	24,955	1,918
Cabot Oil & Gas Corp.	66,582	1,742
* Cameron International Corp.	33,013	1,666
Cimarex Energy Co.	15,941	1,660
* FMC Technologies Inc.	47,375	1,552
Columbia Pipeline Group Inc.	52,195	1,523
* Weatherford International plc	136,303	1,456
* Southwestern Energy Co.	61,552	1,145
Range Resources Corp.	27,422	1,079
Helmerich & Payne Inc.	16,500	953
^ Chesapeake Energy Corp.	108,664	941
OGE Energy Corp.	29,800	887
* Newfield Exploration Co.	26,401	866
Murphy Oil Corp.	26,123	857
* Diamondback Energy Inc.	11,100	747
Core Laboratories NV	6,800	745
Noble Corp. plc	61,455	734
* Whiting Petroleum Corp.	35,735	732
Targa Resources Corp.	7,684	680
Ensco plc Class A	40,184	666
* Gulfport Energy Corp.	20,138	660
Oceaneering International Inc.	15,900	636
Golar LNG Ltd.	14,500	624
Energen Corp.	11,000	607
Nabors Industries Ltd.	50,008	581
* Continental Resources Inc.	15,112	505
* First Solar Inc.	11,370	504
Western Refining Inc.	11,074	489
SemGroup Corp. Class A	6,200	441
PBF Energy Inc. Class A	12,799	404
* Cobalt International Energy Inc.	52,092	402
Superior Energy Services Inc.	22,635	385

	QEP Resources Inc.	27,699	384
	SM Energy Co.	9,900	367
	Patterson-UTI Energy Inc.	21,359	352
	Rowan Cos. plc Class A	19,588	337
*	Rice Energy Inc.	18,644	336
*	Dril-Quip Inc.	5,500	321
*	NOW Inc.	18,000	313
	Delek US Holdings Inc.	8,480	302
*	WPX Energy Inc.	33,199	289
*	InterOil Corp.	6,700	287
*	Carrizo Oil & Gas Inc.	7,500	286
*	PDC Energy Inc.	6,057	284
*	Matador Resources Co.	12,600	278
*	Oil States International Inc.	8,300	250
*	Antero Resources Corp.	8,700	239
	Diamond Offshore Drilling Inc.	10,218	224
*	Laredo Petroleum Inc.	25,200	216
*	MRC Global Inc.	16,800	216
	Atwood Oceanics Inc.	10,300	214
	Exterran Holdings Inc.	8,600	213
	Bristow Group Inc.	4,700	212
	Denbury Resources Inc.	53,026	209
	California Resources Corp.	47,222	200
*	Parsley Energy Inc. Class A	13,722	198
*	Oasis Petroleum Inc.	20,000	193
*	SunPower Corp. Class A	7,100	192
*	RSP Permian Inc.	7,700	191
	Pattern Energy Group Inc. Class A	7,628	186
*	Ultra Petroleum Corp.	23,355	182
*	McDermott International Inc.	40,077	176
*	Unit Corp.	8,200	162
	CVR Energy Inc.	4,200	161
*	Canadian Solar Inc.	5,900	158
*	SEACOR Holdings Inc.	2,400	152
*	Kosmos Energy Ltd.	20,779	150
*	C&J Energy Services Ltd.	14,800	143
*	Forum Energy Technologies Inc.	8,800	134
*	Helix Energy Solutions Group Inc.	15,600	131
	RPC Inc.	10,600	130
	Green Plains Inc.	5,800	130
*	Flotek Industries Inc.	7,600	130
^	Tidewater Inc.	6,100	119
*	Hornbeck Offshore Services Inc.	6,400	116
*	Chart Industries Inc.	4,200	115
	CARBO Ceramics Inc.	3,100	102
	Frank's International NV	6,200	100
*	Matrix Service Co.	5,000	97
*,^ Halcon Resources Corp.		80,200	88
*	Memorial Resource Development Corp.	5,700	87
*	Newpark Resources Inc.	10,100	73
*	Sanchez Energy Corp.	6,500	48
*	Bonanza Creek Energy Inc.	6,044	47
*	Clayton Williams Energy Inc.	1,100	44
*	EP Energy Corp. Class A	5,200	43
*	TETRA Technologies Inc.	8,400	40
*	Stone Energy Corp.	6,456	37
	Ocean Rig UDW Inc.	9,500	36

* Pacific Drilling SA	15,800	35
* SandRidge Energy Inc.	63,900	33
* Bill Barrett Corp.	5,600	32
* Civeo Corp.	12,800	27
* Magnum Hunter Resources Corp.	23,700	23
* ION Geophysical Corp.	26,300	21
* Contango Oil & Gas Co.	2,100	19
W&T Offshore Inc.	5,000	19
EXCO Resources Inc.	23,425	14
* PHI Inc.	385	11
		259,266
Other (0.0%)[3]
* Leap Wireless International Inc CVR	5,200	13

Technology (8.2%)
Apple Inc.	997,485	120,995
Microsoft Corp.	1,257,300	58,716
* Facebook Inc. Class A	367,158	34,517
* Google Inc. Class A	49,446	32,511
* Google Inc. Class C	49,948	31,248
International Business Machines Corp.	169,522	27,461
Cisco Systems Inc.	881,537	25,053
Intel Corp.	814,043	23,567
Oracle Corp.	573,945	22,923
QUALCOMM Inc.	280,174	18,040
Hewlett-Packard Co.	313,985	9,583
EMC Corp.	328,401	8,831
Texas Instruments Inc.	172,191	8,606
* salesforce.com inc	111,115	8,145
* Adobe Systems Inc.	87,993	7,215
* Cognizant Technology Solutions Corp. Class A	103,280	6,517
Avago Technologies Ltd. Class A	44,229	5,535
* Yahoo! Inc.	148,324	5,439
Intuit Inc.	46,080	4,874
Broadcom Corp. Class A	95,705	4,844
Corning Inc.	216,140	4,037
* NXP Semiconductors NV	38,600	3,744
Western Digital Corp.	42,154	3,628
Applied Materials Inc.	204,382	3,548
* Micron Technology Inc.	189,922	3,515
* Cerner Corp.	48,206	3,457
* Citrix Systems Inc.	45,579	3,446
Altera Corp.	67,611	3,358
Analog Devices Inc.	52,521	3,064
Skyworks Solutions Inc.	30,900	2,956
Juniper Networks Inc.	94,594	2,688
Seagate Technology plc	51,983	2,630
* Autodesk Inc.	50,493	2,554
* Check Point Software Technologies Ltd.	31,599	2,552
SanDisk Corp.	41,515	2,503
Symantec Corp.	110,005	2,501
* Gartner Inc.	28,100	2,489
NVIDIA Corp.	120,201	2,398
* Red Hat Inc.	29,386	2,324
* Twitter Inc.	73,900	2,292
* F5 Networks Inc.	16,466	2,209
* Akamai Technologies Inc.	27,302	2,094

Lam Research Corp.	25,611	1,969
Motorola Solutions Inc.	32,410	1,950
Xilinx Inc.	43,097	1,799
* Mobileye NV	29,205	1,755
Harris Corp.	20,263	1,681
CDK Global Inc.	31,027	1,602
NetApp Inc.	50,740	1,581
CA Inc.	53,950	1,572
Maxim Integrated Products Inc.	46,036	1,567
Linear Technology Corp.	36,951	1,515
Brocade Communications Systems Inc.	146,100	1,499
* Workday Inc. Class A	17,672	1,490
Computer Sciences Corp.	22,590	1,478
* VMware Inc. Class A	16,348	1,457
Amdocs Ltd.	23,838	1,398
* Qorvo Inc.	23,727	1,375
Microchip Technology Inc.	31,730	1,359
KLA-Tencor Corp.	25,592	1,358
* VeriSign Inc.	18,766	1,331
* Palo Alto Networks Inc.	6,400	1,189
* ANSYS Inc.	12,555	1,182
* Informatica Corp.	23,300	1,130
* Synopsys Inc.	21,919	1,114
* Fortinet Inc.	21,700	1,036
* SunEdison Inc.	43,300	1,008
* Polycom Inc.	86,681	986
* CommVault Systems Inc.	25,730	964
* Teradata Corp.	24,836	922
IAC/InterActiveCorp	11,619	898
* Cadence Design Systems Inc.	41,565	872
* Ultimate Software Group Inc.	4,600	847
* IMS Health Holdings Inc.	25,500	845
* Splunk Inc.	11,898	832
* Tableau Software Inc. Class A	7,902	828
Marvell Technology Group Ltd.	65,379	813
* athenahealth Inc.	5,700	798
CDW Corp.	21,234	763
* Nuance Communications Inc.	41,100	745
* ON Semiconductor Corp.	69,167	735
SS&C Technologies Holdings Inc.	10,768	733
Garmin Ltd.	17,336	727
* Manhattan Associates Inc.	11,200	726
* NCR Corp.	26,114	719
* NetScout Systems Inc.	17,838	711
* CommScope Holding Co. Inc.	21,100	662
* FireEye Inc.	14,600	650
* PTC Inc.	17,700	643
Teradyne Inc.	33,400	643
* Tyler Technologies Inc.	4,600	642
Cypress Semiconductor Corp.	55,232	634
Pitney Bowes Inc.	30,047	629
* Aspen Technology Inc.	14,100	626
* Cavium Inc.	9,200	624
* Rackspace Hosting Inc.	18,100	616
* NetSuite Inc.	6,219	615
* VeriFone Systems Inc.	19,100	615
* Freescale Semiconductor Ltd.	15,256	608

* Ingram Micro Inc.	22,300	607
* ARRIS Group Inc.	19,268	596
* Guidewire Software Inc.	10,000	590
DST Systems Inc.	5,191	567
* Dealertrack Technologies Inc.	9,000	559
* ServiceNow Inc.	6,900	555
* Verint Systems Inc.	9,100	530
* Yandex NV Class A	37,962	528
* Allscripts Healthcare Solutions Inc.	35,200	509
j2 Global Inc.	7,100	500
Atmel Corp.	60,100	498
* Infinera Corp.	19,500	467
* Microsemi Corp.	14,100	464
* Synaptics Inc.	5,800	460
* Integrated Device Technology Inc.	22,700	434
* Cree Inc.	16,915	417
Mentor Graphics Corp.	15,800	412
* Qlik Technologies Inc.	10,100	409
* Demandware Inc.	5,300	400
* ACI Worldwide Inc.	16,900	400
* ViaSat Inc.	6,400	397
* Medidata Solutions Inc.	7,300	393
Blackbaud Inc.	6,400	391
Leidos Holdings Inc.	9,569	390
* Ciena Corp.	15,300	389
Solera Holdings Inc.	10,500	384
Plantronics Inc.	6,600	383
* SolarWinds Inc.	9,600	383
Fair Isaac Corp.	4,200	381
* SINA Corp.	9,321	379
Diebold Inc.	10,826	369
* EchoStar Corp. Class A	7,800	362
* Tech Data Corp.	6,200	362
* Dycom Industries Inc.	5,300	350
SYNNEX Corp.	4,500	340
* Cirrus Logic Inc.	10,000	330
* Fairchild Semiconductor International Inc. Class A	20,800	313
* JDS Uniphase Corp.	28,200	313
Lexmark International Inc. Class A	9,200	313
* Fleetmatics Group plc	6,500	311
* Electronics For Imaging Inc.	6,700	306
* Veeva Systems Inc. Class A	11,100	299
* Envestnet Inc.	6,500	294
Tessera Technologies Inc.	8,300	288
West Corp.	9,818	283
* Silicon Laboratories Inc.	6,200	279
Science Applications International Corp.	5,153	277
InterDigital Inc.	5,100	276
* Progress Software Corp.	9,100	270
Monolithic Power Systems Inc.	5,100	264
* CACI International Inc. Class A	3,200	263
* Semtech Corp.	14,900	262
MKS Instruments Inc.	7,300	259
* Finisar Corp.	13,800	240
* Sohu.com Inc.	4,800	231
* EPAM Systems Inc.	3,100	230
* LogMeIn Inc.	3,100	228

*	Stratasys Ltd.	7,400	227
*	Syntel Inc.	5,200	227
*	Synchronoss Technologies Inc.	4,700	225
*	MicroStrategy Inc. Class A	1,100	224
*	BroadSoft Inc.	6,400	223
*	MedAssets Inc.	9,500	221
*	Cornerstone OnDemand Inc.	6,000	216
*	Entegris Inc.	14,600	216
*	3D Systems Corp.	16,300	214
*	InterXion Holding NV	7,300	202
*	OmniVision Technologies Inc.	8,100	198
*	Premier Inc. Class A	5,275	189
*,^ Advanced Micro Devices Inc.		97,706	189
	Cogent Communications Holdings Inc.	5,900	188
*	Loral Space & Communications Inc.	2,900	184
	Intersil Corp. Class A	16,500	184
*	Endurance International Group Holdings Inc.	8,900	180
*	HubSpot Inc.	3,200	173
*	Rambus Inc.	13,100	171
*	Bottomline Technologies de Inc.	5,900	162
*	PMC-Sierra Inc.	23,700	161
	Ebix Inc.	5,200	161
*	Cray Inc.	6,200	161
*	Rovi Corp.	14,399	158
*	Advanced Energy Industries Inc.	6,000	157
	Power Integrations Inc.	4,000	155
	CSG Systems International Inc.	4,800	149
*	ScanSource Inc.	3,900	148
	Micrel Inc.	10,500	146
	NIC Inc.	7,800	141
*	NETGEAR Inc.	4,200	141
*	RealPage Inc.	7,300	140
	Ubiquiti Networks Inc.	4,300	139
*	Ixia	10,100	133
*	Super Micro Computer Inc.	4,900	131
	Forrester Research Inc.	4,000	125
*	QLogic Corp.	14,100	125
*	Marketo Inc.	4,100	125
*	Shutterstock Inc.	2,300	123
*	Diodes Inc.	5,500	122
*	Infoblox Inc.	5,100	120
*	InvenSense Inc.	9,000	118
*	Cabot Microelectronics Corp.	2,600	118
*	Insight Enterprises Inc.	4,100	111
*	Unisys Corp.	6,800	108
	Pegasystems Inc.	3,800	103
*	Amkor Technology Inc.	22,600	100
*	Kulicke & Soffa Industries Inc.	9,400	98
*	Web.com Group Inc.	3,900	97
	Quality Systems Inc.	7,200	92
*	Lattice Semiconductor Corp.	18,600	91
*	Applied Micro Circuits Corp.	13,900	86
	ADTRAN Inc.	5,000	82
*	Premiere Global Services Inc.	7,000	76
*	Perficient Inc.	4,400	71
	Epiq Systems Inc.	4,000	66
*	Exar Corp.	8,400	66

Brooks Automation Inc.	6,200	65
* Harmonic Inc.	10,000	60
* Interactive Intelligence Group Inc.	1,400	58
Computer Programs & Systems Inc.	1,200	56
* Blucora Inc.	3,800	54
Comtech Telecommunications Corp.	1,800	52
Monotype Imaging Holdings Inc.	1,800	45
* Sonus Networks Inc.	5,407	44
* Ultratech Inc.	2,600	41
* Comverse Inc.	1,900	38
		619,327
Telecommunications (1.1%)
AT&T Inc.	1,071,734	37,232
Verizon Communications Inc.	706,948	33,078
* Level 3 Communications Inc.	54,490	2,752
CenturyLink Inc.	94,138	2,692
* SBA Communications Corp. Class A	19,634	2,370
* T-Mobile US Inc.	44,088	1,793
Frontier Communications Corp.	191,502	904
Telephone & Data Systems Inc.	15,773	464
* Sprint Corp.	130,221	439
Shenandoah Telecommunications Co.	4,875	168
Consolidated Communications Holdings Inc.	6,800	136
* Cincinnati Bell Inc.	30,200	118
EarthLink Holdings Corp.	14,900	109
* United States Cellular Corp.	2,700	100
* General Communication Inc. Class A	5,400	99
Atlantic Tele-Network Inc.	1,200	85
Windstream Holdings Inc.	15,032	73
		82,612
Utilities (1.5%)
Duke Energy Corp.	120,332	8,931
NextEra Energy Inc.	72,962	7,676
Dominion Resources Inc.	93,394	6,696
Southern Co.	148,704	6,652
Exelon Corp.	144,018	4,622
American Electric Power Co. Inc.	78,567	4,445
PG&E Corp.	75,884	3,985
Sempra Energy	37,973	3,865
PPL Corp.	105,973	3,371
Public Service Enterprise Group Inc.	80,419	3,351
Edison International	52,777	3,167
Xcel Energy Inc.	81,671	2,832
Consolidated Edison Inc.	44,088	2,804
Vectren Corp.	63,620	2,678
TECO Energy Inc.	118,257	2,616
WEC Energy Group Inc.	52,838	2,589
Eversource Energy	50,082	2,490
CenterPoint Energy Inc.	128,587	2,487
FirstEnergy Corp.	66,861	2,271
DTE Energy Co.	26,591	2,140
Entergy Corp.	28,661	2,035
NiSource Inc.	85,216	1,488
MGE Energy Inc.	37,465	1,487
American Water Works Co. Inc.	28,556	1,482
AES Corp.	112,531	1,440

Ameren Corp.	34,467	1,416
CMS Energy Corp.	38,648	1,324
ONEOK Inc.	33,706	1,274
NRG Energy Inc.	53,232	1,195
Pepco Holdings Inc.	38,995	1,040
Pinnacle West Capital Corp.	16,840	1,039
Empire District Electric Co.	43,000	989
SCANA Corp.	17,727	971
UGI Corp.	25,950	948
* Calpine Corp.	51,484	942
Atmos Energy Corp.	15,900	879
AGL Resources Inc.	17,200	827
Alliant Energy Corp.	13,377	823
ITC Holdings Corp.	23,200	784
Westar Energy Inc. Class A	18,800	708
National Fuel Gas Co.	11,900	643
Questar Corp.	27,325	605
Aqua America Inc.	22,125	563
Great Plains Energy Inc.	21,500	561
* Dynegy Inc.	21,479	560
Hawaiian Electric Industries Inc.	15,800	473
IDACORP Inc.	7,500	466
Cleco Corp.	8,500	463
Portland General Electric Co.	12,300	443
UIL Holdings Corp.	9,100	436
NorthWestern Corp.	7,900	425
WGL Holdings Inc.	7,100	397
Piedmont Natural Gas Co. Inc.	10,100	384
Southwest Gas Corp.	6,000	338
ALLETE Inc.	6,800	328
ONE Gas Inc.	7,176	323
New Jersey Resources Corp.	11,000	318
Black Hills Corp.	7,500	312
PNM Resources Inc.	11,000	290
Laclede Group Inc.	5,100	276
Avista Corp.	7,800	258
SJW Corp.	7,780	232
American States Water Co.	6,000	231
Abengoa Yield plc	8,501	216
South Jersey Industries Inc.	8,800	213
* Talen Energy Corp.	13,236	208
El Paso Electric Co.	5,600	204
Northwest Natural Gas Co.	4,500	195
California Water Service Group	7,700	166
Ormat Technologies Inc. (Tel Aviv Shares)	2,610	104
Ormat Technologies Inc. (New York Shares)	1,800	73
		113,463
		3,910,804
Total Common Stocks (Cost $6,473,300)		7,535,391

	Coupon
Temporary Cash Investments (1.2%)[1]
Money Market Fund (1.2%)
[5,6] Vanguard Market Liquidity Fund	0.152%		88,073,138	88,073

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[7,8] Federal Home Loan Bank Discount Notes	0.069%	8/26/15	500	500
[7,8] Federal Home Loan Bank Discount Notes	0.090%	9/18/15	400	400
[7,8] Federal Home Loan Bank Discount Notes	0.150%	11/13/15	500	499
[8,9] Freddie Mac Discount Notes	0.125%	10/30/15	700	700
				2,099
Total Temporary Cash Investments (Cost $90,173)				90,172
Total Investments (100.8%) (Cost $6,563,473)				7,625,563
Other Assets and Liabilities-Net (-0.8%)[6]				(59,632)
Net Assets (100%)				7,565,931

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $55,533,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.8%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate value of these securities was $12,612,000, representing 0.2% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $57,112,000 of collateral received for securities on loan.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $1,700,000 have been segregated as initial margin for open futures contracts.
9 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard

Total World Stock Index Fund

Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—United States	3,910,687	104	13
Common Stocks—International	367,323	3,254,361	2,903
Temporary Cash Investments	88,073	2,099	—
Futures Contracts—Assets[1]	67	—	—
Futures Contracts—Liabilities[1]	(32)	—	—
Forward Currency Contracts—Assets	—	128	—
Forward Currency Contracts—Liabilities	—	(241)	—
Total	4,366,118	3,256,451	2,916
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the

Total World Stock Index Fund

counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	September 2015	70	7,344	(44)
S&P 500 Index	September 2015	10	5,246	37
E-mini S&P Mid-Cap 400 Index	September 2015	33	4,948	(84)
Dow Jones EURO STOXX 50 Index	September 2015	108	4,293	(28)
FTSE 100 Index	September 2015	32	3,323	(27)
Topix Index	September 2015	24	3,216	4
S&P ASX 200 Index	September 2015	14	1,452	15
				(127)

Unrealized appreciation (depreciation) on open E-mini S&P 500 Index, S&P 500 Index, E-mini S&P

Mid-Cap 400 Index, Dow Jones EURO STOXX 50 Index, and FTSE 100 Index futures contracts is

Total World Stock Index Fund

required to be treated as realized gain (loss) for tax purposes.

At July 31, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Citibank, N.A.	9/23/15	GBP	1,990	USD	3,135	(28)
Morgan Stanley Capital
Services LLC	9/23/15	EUR	2,580	USD	2,875	(40)
Morgan Stanley Capital
Services LLC	9/15/15	JPY	261,747	USD	2,134	(21)
Citibank, N.A.	9/23/15	GBP	879	USD	1,368	5
Citibank, N.A.	9/23/15	EUR	1,195	USD	1,363	(51)
BNP Paribas	9/15/15	JPY	130,520	USD	1,062	(9)
Toronto-Dominion Securities	9/22/15	AUD	1,234	USD	953	(53)
UBS AG	9/23/15	GBP	606	USD	947	(1)
Morgan Stanley Capital
Services LLC	9/22/15	AUD	1,241	USD	940	(36)
BNP Paribas	9/15/15	JPY	116,410	USD	939	1
Toronto-Dominion Securities	9/23/15	GBP	598	USD	930	3
Goldman Sachs International	9/15/15	JPY	99,720	USD	805	—
BNP Paribas	9/23/15	EUR	379	USD	412	5
Deutsche Bank AG	9/15/15	JPY	15,922	USD	129	(1)
BNP Paribas	9/22/15	AUD	166	USD	122	(1)
Deutsche Bank AG	9/23/15	USD	2,846	GBP	1,810	22
Bank of America, N.A.	9/23/15	USD	2,396	EUR	2,147	36
BNP Paribas	9/23/15	USD	1,856	GBP	1,181	12
UBS AG	9/15/15	USD	1,849	JPY	226,380	21
Bank of America, N.A.	9/22/15	USD	527	AUD	692	23
						(113)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At July 31, 2015, the cost of investment securities for tax purposes was $6,570,698,000. Net unrealized appreciation of investment securities for tax purposes was $1,054,865,000, consisting of unrealized gains of $1,476,781,000 on securities that had risen in value since their purchase and $421,916,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global ex-U.S. Real Estate Index Fund

Schedule of Investments
As of July 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Australia (9.5%)
	Scentre Group	22,151,505	64,153
	Westfield Corp.	7,953,273	58,228
	Goodman Group	6,492,328	30,936
	Federation Centres	14,075,260	30,834
	Stockland	9,772,667	30,321
	Lend Lease Group	2,206,605	25,109
	GPT Group	7,341,238	24,706
	Dexus Property Group	3,995,139	22,670
	Mirvac Group	15,194,884	20,964
	Investa Office Fund	2,526,028	7,302
	BWP Trust	1,940,525	4,774
	Shopping Centres Australasia Property Group	3,006,938	4,699
	Charter Hall Group	1,280,733	4,422
	Cromwell Property Group	5,159,055	4,209
	Charter Hall Retail REIT	1,223,415	3,850
	Aveo Group	1,433,408	2,885
	Abacus Property Group	1,108,349	2,516
^	National Storage REIT	1,795,343	2,195
	ALE Property Group	706,134	1,884
^	Growthpoint Properties Australia Ltd.	696,239	1,678
	Folkestone Education Trust	888,779	1,474
	GDI Property Group	2,070,651	1,361
	Ingenia Communities Group	3,362,347	1,154
^	Hotel Property Investments	532,522	1,023
^	Peet Ltd.	1,229,048	992
	Arena REIT	790,378	948
^	Australian Industrial REIT	529,262	899
^	Astro Japan Property Group	211,477	804
	Cedar Woods Properties Ltd.	203,501	786
	Sunland Group Ltd.	578,453	700
	360 Capital Group Ltd.	884,626	679
	Finbar Group Ltd.	603,547	563
	Aspen Group	567,358	559
	Villa World Ltd.	359,138	558
^	Industria REIT	411,266	556
	360 Capital Office Fund	273,972	414
	Galileo Japan Trust	309,005	398
			362,203
Austria (0.7%)
*	IMMOFINANZ AG	4,406,748	10,808
	CA Immobilien Anlagen AG	336,255	6,043
	BUWOG AG	208,713	4,204
^,* Conwert Immobilien Invest SE		257,439	3,122
	Atrium European Real Estate Ltd.	489,345	2,270
	S IMMO AG	219,310	1,953
			28,400
Belgium (0.6%)
	Cofinimmo SA	83,513	8,971

	Befimmo SA	80,058	5,074
	Warehouses De Pauw CVA	50,637	3,999
^	Aedifica SA	54,045	3,146
			21,190
Brazil (0.5%)
	BR Malls Participacoes SA	1,898,300	7,124
	Multiplan Empreendimentos Imobiliarios SA	324,050	4,415
	BR Properties SA	835,653	2,770
	Iguatemi Empresa de Shopping Centers SA	272,586	1,905
	Aliansce Shopping Centers SA	296,929	1,203
	Sao Carlos Empreendimentos e Participacoes SA	110,250	926
	Sonae Sierra Brasil SA	94,383	477
	JHSF Participacoes SA	631,693	362
			19,182
Canada (2.5%)
^	RioCan REIT	645,064	13,213
	H&R REIT	560,657	9,573
^	Smart REIT	296,038	6,859
	First Capital Realty Inc.	417,759	5,913
^	Canadian Apartment Properties REIT	241,222	5,170
^	Canadian REIT	148,964	4,843
^	Boardwalk REIT	106,539	4,689
^	Cominar REIT	340,539	4,577
^	Allied Properties REIT	155,858	4,340
	Dream Office REIT	217,719	3,950
	Granite REIT	95,421	2,940
^	Artis REIT	277,370	2,791
^	Crombie REIT	264,599	2,561
	Morguard Corp.	22,662	2,376
^	Killam Properties Inc.	251,187	1,921
	Dream Global REIT	228,568	1,695
^	Choice Properties REIT	190,515	1,665
^,* DREAM Unlimited Corp. Class A		218,469	1,605
	Morguard REIT	123,817	1,555
^	CT REIT	141,993	1,382
	Pure Industrial Real Estate Trust	376,444	1,330
^	Brookfield Canada Office Properties	65,523	1,300
	Milestone Apartments REIT	124,482	1,285
	Northern Property REIT	60,813	992
^,* Mainstreet Equity Corp.		36,477	959
	InnVest REIT	234,538	897
	Dream Industrial REIT	145,528	879
	Melcor Developments Ltd.	57,735	764
^	NorthWest Healthcare Properties REIT	124,355	750
	Morguard North American Residential REIT	96,111	738
	InterRent REIT	150,116	724
^	Plaza Retail REIT	172,850	572
*	OneREIT	164,483	415
			95,223
Chile (0.1%)
	Parque Arauco SA	2,616,010	4,816

China (8.2%)
	China Overseas Land & Investment Ltd.	20,047,550	63,169
	China Resources Land Ltd.	10,403,446	29,030
2	Dalian Wanda Commercial Properties Co. Ltd.	2,449,200	17,727

	Country Garden Holdings Co. Ltd.	34,774,163	13,582
^	Evergrande Real Estate Group Ltd.	20,074,921	13,229
^	China Vanke Co. Ltd.	5,471,054	12,972
	Sino-Ocean Land Holdings Ltd.	15,908,891	10,862
	Shimao Property Holdings Ltd.	5,204,664	9,307
	Longfor Properties Co. Ltd.	5,562,117	7,922
	New World China Land Ltd.	11,271,102	6,944
	Sunac China Holdings Ltd.	7,466,378	6,637
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	2,095,434	6,060
	Yuexiu Property Co. Ltd.	27,909,094	5,480
^,* Renhe Commercial Holdings Co. Ltd.		67,462,484	5,200
	SOHO China Ltd.	7,864,045	4,956
*	Carnival Group International Holdings Ltd.	32,203,452	4,823
	Jiangsu Future Land Co. Ltd. Class B	2,641,110	4,561
	Franshion Properties China Ltd.	13,256,054	4,276
*	Guangzhou R&F Properties Co. Ltd.	4,138,209	4,118
^,* Goldin Properties Holdings Ltd.		5,340,310	4,092
	Shenzhen Investment Ltd.	10,644,201	4,081
	KWG Property Holding Ltd.	5,421,658	4,049
	Shui On Land Ltd.	14,196,038	3,869
	Agile Property Holdings Ltd.	6,115,409	3,510
^	China South City Holdings Ltd.	11,142,111	3,300
*	Greentown China Holdings Ltd.	3,270,737	3,215
	Poly Property Group Co. Ltd.	8,210,432	3,081
*	Hopson Development Holdings Ltd.	2,768,710	2,444
	Yuexiu REIT	4,239,516	2,394
	China Merchants Property Development Co. Ltd. Class B	746,294	2,156
	CIFI Holdings Group Co. Ltd.	10,072,000	2,132
	Beijing Capital Land Ltd.	4,233,034	2,031
	Tian An China Investment Co. Ltd.	3,126,761	1,870
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,116,334	1,774
	Spring REIT	3,311,000	1,533
*	Mingfa Group International Co. Ltd.	6,152,363	1,505
	Guorui Properties Ltd.	3,011,000	1,457
^,* Greenland Hong Kong Holdings Ltd.		2,501,000	1,427
^,* Kaisa Group Holdings Ltd.		6,991,671	1,407
*	China SCE Property Holdings Ltd.	6,044,766	1,380
*	China Oceanwide Holdings Ltd.	8,688,000	1,349
^	Logan Property Holdings Co. Ltd.	3,076,000	1,332
^	China Overseas Grand Oceans Group Ltd.	3,254,386	1,317
	C C Land Holdings Ltd.	5,201,000	1,314
*	Zhuguang Holdings Group Co. Ltd.	6,648,000	1,312
	Shanghai Industrial Urban Development Group Ltd.	6,204,799	1,259
*	Glorious Property Holdings Ltd.	10,077,036	1,252
^,* Wanda Hotel Development Co. Ltd.		6,847,741	1,203
	China Aoyuan Property Group Ltd.	6,165,000	1,147
^,2 Redco Properties Group Ltd.		1,630,000	1,100
^	Yuzhou Properties Co. Ltd.	4,786,000	1,059
^,*,
	2 Sunshine 100 China Holdings Ltd.	2,504,000	1,022
^	Zall Development Group Ltd.	2,532,858	1,015
	Future Land Development Holdings Ltd.	6,156,000	996
^	China Merchants Land Ltd.	5,230,000	975
^,* Wuzhou International Holdings Ltd.		5,026,000	875
	Fantasia Holdings Group Co. Ltd.	6,352,443	873
	Road King Infrastructure Ltd.	904,000	831
*	Sinolink Worldwide Holdings Ltd.	7,644,643	813

	Silver Grant International Industries Ltd.	5,204,216	776
2	China Vast Industrial Urban Development Co. Ltd.	2,017,000	747
	Powerlong Real Estate Holdings Ltd.	3,939,139	744
^	Times Property Holdings Ltd.	1,769,000	736
^	Hydoo International Holding Ltd.	5,348,000	677
	Lai Fung Holdings Ltd.	31,241,000	671
^	Xinyuan Real Estate Co. Ltd. ADR	216,218	597
*	Beijing Properties Holdings Ltd.	7,442,000	579
	Minmetals Land Ltd.	5,203,000	560
*	China New Town Development Co. Ltd.	12,211,500	550
	Nam Tai Property Inc.	103,244	506
	New Century REIT	1,148,000	470
^,* Guangdong Land Holdings Ltd.		1,780,000	461
*	Gemdale Properties & Investment Corp. Ltd.	7,766,000	415
*	Zhong An Real Estate Ltd.	3,184,000	349
	First Sponsor Group Ltd.	366,700	345
			313,789
Denmark (0.0%)
*	Jeudan A/S	8,643	977
*	TK Development A/S	252,725	338
			1,315
Egypt (0.3%)
	Talaat Moustafa Group	4,485,584	4,692
*	Palm Hills Developments SAE	5,193,974	1,665
*	Six of October Development & Investment	991,995	1,352
	Heliopolis Co. for Housing and Construction SAE	134,738	866
*	United Co. for Housing & Development - SAE	290,569	556
	Amer Group Holding	4,029,353	550
			9,681
Finland (0.3%)
^	Citycon Oyj	1,584,522	4,201
^	Sponda Oyj	1,000,334	3,980
	Technopolis Oyj	440,003	1,807
			9,988
France (5.6%)
	Unibail-Rodamco SE	406,809	108,332
	Klepierre	888,962	40,432
	Gecina SA	149,089	19,065
	Fonciere Des Regions	199,976	17,260
	ICADE	134,779	9,994
	Mercialys SA	228,411	5,209
	Nexity SA	117,672	5,186
	Fonciere de Paris SIIC	38,947	4,707
	Altarea SCA	10,754	1,831
	ANF Immobilier	41,731	1,034
			213,050
Germany (3.5%)
	Deutsche Annington Immobilien SE	1,427,382	44,604
	Deutsche Wohnen AG	1,395,084	34,522
	LEG Immobilien AG	236,811	17,253
	Deutsche EuroShop AG	188,172	8,400
^	TAG Immobilien AG	487,629	5,522
	Grand City Properties SA	316,182	5,466
	alstria office REIT-AG	338,229	4,683
*	PATRIZIA Immobilien AG	143,045	3,840

TLG Immobilien AG	173,566	3,107
^ Hamborner REIT AG	239,123	2,294
VIB Vermoegen AG	100,141	1,851
DIC Asset AG	196,128	1,716
DO Deutsche Office AG	255,182	1,311
		134,569
Greece (0.0%)
Grivalia Properties REIC AE	159,148	1,227
* LAMDA Development SA	88,367	368
		1,595
Hong Kong (13.0%)
Sun Hung Kai Properties Ltd.	7,052,441	108,755
* Cheung Kong Property Holdings Ltd.	10,946,875	91,220
Link REIT	9,539,589	56,071
^ Henderson Land Development Co. Ltd.	5,907,437	38,986
Hongkong Land Holdings Ltd.	4,894,912	37,847
Sino Land Co. Ltd.	18,676,605	28,985
Hang Lung Properties Ltd.	9,525,691	27,190
Wheelock & Co. Ltd.	3,381,652	17,457
Hang Lung Group Ltd.	3,823,413	17,229
Swire Properties Ltd.	4,382,800	14,140
Hysan Development Co. Ltd.	2,906,422	12,422
Kerry Properties Ltd.	2,947,154	10,981
Champion REIT	10,435,969	5,783
Chinese Estates Holdings Ltd.	1,894,952	4,498
Great Eagle Holdings Ltd.	1,085,697	3,776
K Wah International Holdings Ltd.	4,695,338	2,594
Joy City Property Ltd.	14,085,080	2,506
Sunlight REIT	3,842,400	1,955
Prosperity REIT	5,070,649	1,909
^ TAI Cheung Holdings Ltd.	2,155,131	1,900
Kowloon Development Co. Ltd.	1,426,414	1,799
Far East Consortium International Ltd.	3,810,000	1,767
HKR International Ltd.	2,715,682	1,490
^ Yida China Holdings Ltd.	4,010,000	1,462
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	3,317,500	1,416
Emperor International Holdings Ltd.	4,241,832	894
Liu Chong Hing Investment Ltd.	696,000	869
* Lai Sun Development Co. Ltd.	39,195,302	850
Regal REIT	2,988,815	841
CSI Properties Ltd.	21,998,348	766
^ Soundwill Holdings Ltd.	331,500	539
* International Entertainment Corp.	940,000	326
		499,223
India (0.3%)
DLF Ltd.	1,753,986	3,144
* Housing Development & Infrastructure Ltd.	1,125,236	1,509
Oberoi Realty Ltd.	316,612	1,299
Prestige Estates Projects Ltd.	374,929	1,286
Phoenix Mills Ltd.	215,465	1,208
Godrej Properties Ltd.	202,594	847
* Indiabulls Real Estate Ltd.	827,068	813
* Unitech Ltd.	5,555,958	656
Puravankara Projects Ltd.	188,189	203
		10,965

Indonesia (0.8%)
	Lippo Karawaci Tbk PT	77,811,700	6,642
	Summarecon Agung Tbk PT	40,368,000	5,182
	Bumi Serpong Damai Tbk PT	37,671,727	4,976
	Ciputra Development Tbk PT	43,161,900	3,345
	Pakuwon Jati Tbk PT	102,428,441	3,137
	Modernland Realty Tbk PT	45,645,000	1,667
	Alam Sutera Realty Tbk PT	39,207,597	1,466
	Kawasan Industri Jababeka Tbk PT	72,521,183	1,390
*	Lippo Cikarang Tbk PT	1,583,900	971
	Intiland Development Tbk PT	22,631,551	944
*	Agung Podomoro Land Tbk PT	23,916,600	654
	Sentul City Tbk PT	71,307,500	458
	Ciputra Surya Tbk PT	2,217,631	443
	Ciputra Property Tbk PT	9,580,596	375
	Bekasi Fajar Industrial Estate Tbk PT	12,453,782	354
*	Bakrieland Development Tbk PT	48,597,400	180
			32,184
Ireland (0.3%)
	Green REIT plc	2,773,474	4,674
	Hibernia REIT plc	2,753,545	3,967
	Irish Residential Properties REIT plc	1,318,338	1,646
			10,287
Israel (0.7%)
	Azrieli Group	125,928	5,221
	Gazit-Globe Ltd.	357,155	4,206
	Alony Hetz Properties & Investments Ltd.	343,954	2,686
	Melisron Ltd.	66,262	2,400
*	Nitsba Holdings 1995 Ltd.	102,302	1,919
	Reit 1 Ltd.	659,175	1,885
	Amot Investments Ltd.	479,506	1,502
	Norstar Holdings Inc.	61,912	1,491
*	Jerusalem Oil Exploration	34,015	1,487
*	Airport City Ltd.	133,136	1,439
	Sella Capital Real Estate Ltd.	543,075	865
	Africa Israel Properties Ltd.	47,921	750
	Big Shopping Centers Ltd.	11,616	593
*	Africa Israel Investments Ltd.	437,026	337
*	Jerusalem Economy Ltd.	87,479	294
*	Industrial Buildings Corp. Ltd.	201,902	215
*	Elbit Imaging Ltd.	80,040	103
			27,393
Italy (0.1%)
^	Beni Stabili SpA SIIQ	3,947,029	3,116
	Immobiliare Grande Distribuzione SIIQ SPA	1,249,269	1,160
^,* Prelios SPA		1,041,241	429
			4,705
Japan (22.1%)
	Mitsubishi Estate Co. Ltd.	5,789,445	128,986
	Mitsui Fudosan Co. Ltd.	4,125,057	117,042
	Sumitomo Realty & Development Co. Ltd.	1,981,367	69,475
	Daiwa House Industry Co. Ltd.	2,759,474	68,686
	Daito Trust Construction Co. Ltd.	335,500	35,499
	Nippon Building Fund Inc.	5,878	26,260
	Japan Real Estate Investment Corp.	5,445	24,413
	Japan Retail Fund Investment Corp.	10,112	19,814

	Hulic Co. Ltd.	1,855,652	18,411
	Tokyu Fudosan Holdings Corp.	2,132,856	16,069
^	United Urban Investment Corp.	11,000	15,966
	Nippon Prologis REIT Inc.	7,206	14,208
	Tokyo Tatemono Co. Ltd.	902,583	12,664
^	Orix JREIT Inc.	9,282	12,636
	Advance Residence Investment Corp.	5,396	11,771
	Japan Prime Realty Investment Corp.	3,623	11,719
	Nomura Real Estate Holdings Inc.	524,929	10,504
	GLP J-Reit	9,952	9,576
	Aeon Mall Co. Ltd.	483,483	9,070
	Activia Properties Inc.	1,060	8,907
^	Frontier Real Estate Investment Corp.	1,931	8,410
	Nomura Real Estate Master Fund Inc.	6,909	8,297
	Japan Hotel REIT Investment Corp.	12,483	8,072
	Mori Trust Sogo Reit Inc.	4,277	7,942
	Kenedix Office Investment Corp.	1,603	7,420
	Nippon Accommodations Fund Inc.	1,983	7,045
	Nomura Real Estate Office Fund Inc.	1,555	6,647
^	Daiwa Office Investment Corp.	1,342	6,634
	Daiwa House Residential Investment Corp.	3,116	6,565
	Industrial & Infrastructure Fund Investment Corp.	1,461	6,505
	Japan Logistics Fund Inc.	3,448	6,500
*	Leopalace21 Corp.	1,100,350	6,031
	Invincible Investment Corp.	11,284	6,008
	Mori Hills REIT Investment Corp.	4,895	5,736
	Daiwa House REIT Investment Corp.	1,432	5,648
	Japan Excellent Inc.	5,001	5,478
	Premier Investment Corp.	959	5,019
	Fukuoka REIT Corp.	2,804	4,718
	Tokyu REIT Inc.	3,858	4,462
	AEON REIT Investment Corp.	3,694	4,439
	NTT Urban Development Corp.	451,300	4,435
	Ichigo Real Estate Investment Corp.	5,766	4,050
	Sekisui House SI Residential Investment Corp.	4,228	4,041
	Hulic Reit Inc.	3,009	3,977
	Kenedix Residential Investment Corp.	1,449	3,668
	Comforia Residential REIT Inc.	1,841	3,544
^	Nomura Real Estate Residential Fund Inc.	668	3,525
^	NIPPON REIT Investment Corp.	1,540	3,429
^	Sekisui House Reit Inc.	3,224	3,370
	Top REIT Inc.	713	2,898
^	Japan Rental Housing Investments Inc.	4,331	2,867
^	MCUBS MidCity Investment Corp.	1,085	2,760
^	Hankyu Reit Inc.	2,375	2,583
	Global One Real Estate Investment Corp.	751	2,541
	Heiwa Real Estate REIT Inc.	3,385	2,495
^	Unizo Holdings Co. Ltd.	54,700	2,474
	TOC Co. Ltd.	358,829	2,279
^,* Kenedix Retail REIT Corp.		1,000	2,232
	Heiwa Real Estate Co. Ltd.	152,932	2,207
	Daikyo Inc.	1,273,050	2,155
	Takara Leben Co. Ltd.	397,952	2,107
	Daibiru Corp.	228,457	2,092
^	Hoshino Resorts REIT Inc.	188	2,057
^	Invesco Office J-Reit Inc.	2,125	1,750
	Goldcrest Co. Ltd.	70,040	1,432

SIA Reit Inc.	308	1,155
Keihanshin Building Co. Ltd.	182,000	1,102
^ Starts Proceed Investment Corp.	612	908
^ Shinoken Group Co. Ltd.	41,500	595
Airport Facilities Co. Ltd.	103,500	544
^ Tokyo Theatres Co. Inc.	354,017	408
		844,932
Malaysia (0.8%)
IOI Properties Group Bhd.	6,981,716	3,482
KLCCP Stapled Group	1,853,100	3,436
Sunway Bhd.	2,729,485	2,474
IGB REIT	6,238,400	2,202
SP Setia Bhd Group	2,504,500	1,997
Mah Sing Group Bhd.	4,912,125	1,952
Sunway REIT	4,461,034	1,822
Eastern & Oriental Bhd.	3,535,120	1,637
UEM Sunrise Bhd.	6,327,265	1,613
Pavilion REIT	3,448,000	1,399
CapitaMalls Malaysia Trust	3,442,500	1,233
Axis REIT	1,285,800	1,157
UOA Development Bhd.	2,078,100	1,060
IGB Corp. Bhd.	1,268,100	925
Eco World Development Group Bhd.	2,082,200	843
KSL Holdings Bhd.	1,688,800	733
* YNH Property Bhd.	1,302,380	636
Matrix Concepts Holdings Bhd.	935,783	622
* Tropicana Corp. Bhd.	1,710,146	443
Land & General Bhd.	3,342,800	381
Titijaya Land Bhd.	631,600	297
Tambun Indah Land Bhd.	614,800	265
Glomac Bhd.	1,129,100	258
* Talam Transform Bhd.	14,134,800	258
* Eco World Development Group Bhd Warrants 2 Exp. 03/26/2022	450,320	63
* Eastern & Oriental Bhd Warrants Exp. 07/21/2019	438,840	33
* Matrix Concepts Holdings Bhd. Warrants	133,683	20
* Mah Sing Group Warrants Exp. 01/15/2026	264,345	12
* Mah Sing Group Bhd. Warrants Exp. 03/18/2018	156,256	10
		31,263
Mexico (1.1%)
Fibra Uno Administracion SA de CV	8,911,212	21,404
PLA Administradora Industrial S de RL de CV	2,452,585	4,962
Mexico Real Estate Management SA de CV	3,078,562	4,570
Corp Inmobiliaria Vesta SAB de CV	1,713,785	2,881
Fibra Shop Portafolios Inmobiliarios SAPI de CV	2,145,781	2,331
Prologis Property Mexico SA de CV	1,191,100	2,009
Concentradora Fibra Danhos SA de CV	876,518	1,931
Concentradora Hotelera Mexicana SA de CV	1,729,680	1,867
Asesor de Activos Prisma SAPI de CV	1,234,800	1,217
		43,172
Morocco (0.0%)
Douja Promotion Groupe Addoha SA	204,967	600
Alliances Developpement Immobilier SA	7,717	44
		644
Netherlands (0.6%)
Wereldhave NV	166,781	9,867
Eurocommercial Properties NV	197,805	8,540

Vastned Retail NV	78,261	3,562
NSI NV	369,924	1,658
23,627
New Zealand (0.5%)
Kiwi Property Group Ltd.	5,260,585	4,791
Goodman Property Trust	4,175,837	3,500
Precinct Properties New Zealand Ltd.	4,032,442	3,046
Argosy Property Ltd.	3,193,941	2,351
DNZ Property Fund Ltd.	1,221,099	1,745
Property for Industry Ltd.	1,689,525	1,729
Vital Healthcare Property Trust	1,235,364	1,360
18,522
Norway (0.2%)
2	Entra ASA	296,904	2,699
Olav Thon Eiendomsselskap ASA	121,570	2,198
*	Norwegian Property ASA	1,120,784	1,301
Selvaag Bolig ASA	181,004	576
6,774
Philippines (1.4%)
Ayala Land Inc.	24,382,200	19,919
SM Prime Holdings Inc.	40,844,119	19,145
Megaworld Corp.	53,008,000	5,491
Robinsons Land Corp.	6,620,150	4,074
Vista Land & Lifescapes Inc.	14,133,200	2,188
Filinvest Land Inc.	40,603,000	1,677
Belle Corp.	17,150,800	1,388
DoubleDragon Properties Corp.	2,409,500	711
8990 Holdings Inc.	2,538,000	400
Century Properties Group Inc.	17,202,020	312
55,305
Poland (0.1%)
^,* Globe Trade Centre SA	1,024,814	1,600
*	Echo Investment SA	899,734	1,572
3,172
Qatar (0.2%)
Barwa Real Estate Co.	400,016	5,493
United Development Co. QSC	363,059	2,523
Mazaya Qatar Real Estate Development QSC	100,712	498
National Leasing	57,342	291
8,805
Russia (0.1%)
LSR Group PJSC GDR	766,146	1,679
Etalon Group Ltd. GDR	411,071	794
2,473
Singapore (6.0%)
CapitaLand Ltd.	10,845,504	25,603
*	Global Logistic Properties Ltd.	12,888,731	21,683
CapitaLand Mall Trust	10,806,334	15,807
Ascendas REIT	8,508,221	14,999
City Developments Ltd.	1,929,790	13,182
UOL Group Ltd.	2,649,778	13,008
Suntec REIT	10,428,927	12,987
CapitaLand Commercial Trust	8,705,982	9,056
Fortune REIT	5,442,861	5,932
Mapletree Commercial Trust	5,591,305	5,563

	Keppel REIT	7,044,515	5,519
	Mapletree Industrial Trust	4,896,034	5,443
	Mapletree Greater China Commercial Trust	7,457,302	5,328
	Mapletree Logistics Trust	6,170,829	4,996
	Starhill Global REIT	5,723,868	3,629
^	Frasers Centrepoint Trust	2,372,841	3,562
^	Ascott Residence Trust	3,846,555	3,504
	CDL Hospitality Trusts	2,772,202	3,151
	CapitaLand Retail China Trust	2,638,686	3,064
	Wing Tai Holdings Ltd.	2,091,410	2,872
^	Keppel DC REIT	3,625,100	2,867
^	Parkway Life REIT	1,452,555	2,574
	First REIT	2,374,254	2,440
	Cache Logistics Trust	3,021,805	2,379
	AIMS AMP Capital Industrial REIT	2,140,376	2,342
	Cambridge Industrial Trust	4,786,709	2,340
	GuocoLand Ltd.	1,392,377	2,325
^	SPH REIT	3,086,300	2,294
	Frasers Commercial Trust	2,077,867	2,203
	Ascendas India Trust	2,949,266	2,010
	Lippo Malls Indonesia Retail Trust	7,734,506	2,003
^	OUE Hospitality Trust	2,947,900	1,958
^	United Industrial Corp. Ltd.	793,388	1,939
	Frasers Centrepoint Ltd.	1,433,900	1,752
^	Far East Hospitality Trust	3,392,776	1,731
	Ascendas Hospitality Trust	3,404,300	1,726
^	Sinarmas Land Ltd.	4,239,000	1,714
	Sabana Shari'ah Compliant Industrial REIT	2,811,880	1,691
	Yanlord Land Group Ltd.	2,300,204	1,618
	Wheelock Properties Singapore Ltd.	1,161,969	1,473
^	Perennial Real Estate Holdings Ltd.	1,894,277	1,443
^,* Yoma Strategic Holdings Ltd.		4,526,918	1,416
	Soilbuild Business Space REIT	2,258,400	1,408
	Ho Bee Land Ltd.	950,703	1,392
	Croesus Retail Trust	2,041,500	1,371
^	Frasers Hospitality Trust	1,965,600	1,175
	OUE Commercial REIT	1,916,900	977
*	Ying Li International Real Estate Ltd.	4,365,000	579
	Oxley Holdings Ltd.	1,764,800	566
	Fragrance Group Ltd.	3,274,650	490
*	SingHaiyi Group Ltd.	2,920,300	283
			231,367
South Africa (2.1%)
	Growthpoint Properties Ltd.	8,848,515	19,448
	Redefine Properties Ltd.	16,114,804	14,708
	Resilient Property Income Fund Ltd.	1,424,143	11,341
	Hyprop Investments Ltd.	788,404	8,069
	Capital Property Fund Ltd.	6,369,340	7,418
*	Attacq Ltd.	2,935,030	5,108
	Vukile Property Fund Ltd.	2,119,212	3,025
*	Emira Property Fund Ltd.	1,859,168	2,534
*	SA Corporate Real Estate Fund Nominees Pty Ltd.	5,931,417	2,184
	Fountainhead Property Trust	2,110,860	1,612
	Octodec Investments Ltd.	744,003	1,473
*	Rebosis Property Fund Ltd.	1,159,320	1,015
	Delta Property Fund Ltd.	1,583,057	1,006

Hospitality Property Fund Ltd. Class A	533,962	457
		79,398
Spain (0.8%)
^ Merlin Properties Socimi SA	1,343,430	14,725
* Inmobiliaria Colonial SA	8,040,143	5,965
* Hispania Activos Inmobiliarios SA	342,901	5,236
Axiare Patrimonio SOCIMI SA	295,865	3,737
^ Lar Espana Real Estate Socimi SA	239,511	2,362
* Realia Business SA	442,866	362
		32,387
Sweden (1.6%)
Castellum AB	713,744	10,165
Fabege AB	586,942	8,149
* Wallenstam AB	915,055	6,624
Hufvudstaden AB Class A	494,431	6,393
Hemfosa Fastigheter AB	541,736	5,847
* Fastighets AB Balder	300,627	4,997
Wihlborgs Fastigheter AB	284,398	4,890
Kungsleden AB	654,134	4,370
Atrium Ljungberg AB	206,507	2,850
^ Sagax AB Class B	289,362	1,928
Klovern AB B Shares	1,846,125	1,775
Dios Fastigheter AB	197,533	1,376
Platzer Fastigheter Holding AB Class B	138,112	582
Tribona AB	129,122	577
Corem Property Group AB Class B	114,289	400
Klovern AB A Shares	189,966	183
		61,106
Switzerland (1.4%)
Swiss Prime Site AG	289,039	23,034
PSP Swiss Property AG	159,900	14,352
Mobimo Holding AG	25,965	5,522
Allreal Holding AG	38,028	5,435
* Intershop Holding AG	6,314	2,617
Zug Estates Holding AG Class B	1,046	1,524
Hiag Immobilien AG	11,050	1,063
		53,547
Taiwan (0.8%)
Highwealth Construction Corp.	2,886,700	5,946
Ruentex Development Co. Ltd.	3,743,579	4,745
Cathay No 1 REIT	4,632,310	2,639
Huaku Development Co. Ltd.	970,554	1,624
Prince Housing & Development Corp.	4,972,478	1,563
Chong Hong Construction Co. Ltd.	737,950	1,352
Cathay Real Estate Development Co. Ltd.	2,740,000	1,322
Radium Life Tech Co. Ltd.	2,636,223	1,164
Farglory Land Development Co. Ltd.	1,181,631	1,112
Hung Sheng Construction Ltd.	1,980,000	964
Taiwan Land Development Corp.	2,449,415	877
KEE TAI Properties Co. Ltd.	1,550,869	860
Kuoyang Construction Co. Ltd.	2,051,665	811
* Kindom Construction Corp.	1,366,000	803
Hung Poo Real Estate Development Corp.	939,194	670
* Shining Building Business Co. Ltd.	1,395,429	571
Huang Hsiang Construction Corp.	579,000	547
* Advancetek Enterprise Co. Ltd.	599,000	410

* Yea Shin International Development Co. Ltd.	714,392	390
* King's Town Construction Co. Ltd.	444,352	345
* Yungshin Construction & Development Co. Ltd.	149,000	234
		28,949
Thailand (0.9%)
* Central Pattana PCL	5,510,100	7,386
* Land & Houses PCL	14,086,600	3,177
^ CPN Retail Growth Leasehold Property Fund	6,488,610	3,093
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	7,212,106	2,803
* Pruksa Real Estate PCL	2,699,900	1,846
* Bangkok Land PCL	39,812,400	1,650
Samui Airport Property Fund Leasehold	2,904,800	1,541
WHA Corp. PCL (Foreign)	11,844,130	1,249
* Supalai PCL	2,560,305	1,242
* LPN Development PCL	2,447,500	1,228
* Quality Houses PCL	17,897,300	1,180
* Amata Corp. PCL	2,670,900	1,069
* MBK PCL	2,465,620	993
Sansiri PCL	11,844,200	577
^ TICON Industrial Connection PCL	1,609,280	575
* Siam Future Development PCL	3,330,267	528
WHA Corp. PCL	3,250,240	343
* Property Perfect PCL	12,008,800	314
* AP Thailand PCL	1,821,550	305
Univentures PCL (Foreign)	1,577,100	284
* SC Asset Corp. PCL	3,071,925	274
^ Rojana Industrial Park PCL NVDR	1,541,382	267
* Sansiri PCL (Local)	5,418,200	264
Asian Property Development PCL (Foreign)	1,513,270	253
SC Asset Corp. PCL (Foreign)	2,526,712	225
^ TICON Industrial Connection PCL (Foreign)	601,993	215
Sansiri PCL (Foreign)	4,060,798	198
* Univentures PCL	1,067,500	192
Raimon Land PCL	5,085,900	185
Bangkok Land PCL (Foreign)	4,269,495	177
* Rojana Industrial Park PCL	775,812	134
^ Land & Houses PCL (Foreign)	481,300	109
* Thai Factory Development PCL	1,024,000	100
Thai Factory Development PCL NVDR	981,300	96
Rojana Industrial Park PCL (Foreign)	481,328	83
* SC Asset Corp. PCL NVDR	831,300	74
Property Perfect PCL (Foreign)	2,742,000	72
* WHA Corp. PCL Warrants Exp. 12/31/2019	108,341	42
* Sansiri PLC Warrants Exp. 07/29/2017	6,096,366	—
* Raimon Land PCL Warrants	1,271,475	—
* Thai Factory Development PCL Warrants Exp. 11/26/2017	204,800	—
		34,343
Turkey (0.3%)
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	8,052,393	7,556
Is Gayrimenkul Yatirim Ortakligi AS	1,582,253	885
Saf Gayrimenkul Yatirim Ortakligi AS	1,154,444	446
Torunlar Gayrimenkul Yatirim Ortakligi AS	336,025	394
* Vakif Gayrimenkul Yatirim Ortakligi AS	330,455	266
* Sinpas Gayrimenkul Yatirim Ortakligi AS	939,535	248
Halk Gayrimenkul Yatirim Ortakligi AS	609,876	226
		10,021

United Arab Emirates (1.6%)
	Emaar Properties PJSC	14,425,899	31,030
	Aldar Properties PJSC	12,932,350	9,472
	DAMAC Properties Dubai Co. PJSC	11,077,877	9,350
*	Emaar Malls Group PJSC	8,027,156	7,103
*	Deyaar Development PJSC	5,535,542	1,239
*	Eshraq Properties Co. PJSC	4,413,378	949
	RAK Properties PJSC	4,214,363	758
			59,901
United Kingdom (10.0%)
	Land Securities Group plc	3,324,233	67,363
	British Land Co. plc	4,246,332	55,750
	Hammerson plc	3,254,700	33,436
	Derwent London plc	460,805	26,150
	Capital & Counties Properties plc	3,084,645	22,216
	Segro plc	3,079,326	21,563
	Intu Properties plc	3,918,285	20,163
	Great Portland Estates plc	1,427,290	18,550
	Shaftesbury plc	1,153,661	16,815
	UNITE Group plc	920,596	9,069
	Workspace Group plc	489,229	7,432
	Big Yellow Group plc	618,735	6,806
	Grainger plc	1,746,784	6,507
	LondonMetric Property plc	2,453,182	6,198
	F&C Commercial Property Trust Ltd.	2,496,460	5,747
	ST Modwen Properties plc	766,640	5,700
	Tritax Big Box REIT plc	3,086,479	5,688
^	Hansteen Holdings plc	2,844,300	5,409
*	Quintain Estates & Development plc	2,137,590	4,398
	Safestore Holdings plc	856,906	4,031
	Daejan Holdings plc	36,487	3,686
	Redefine International PLC	4,298,777	3,491
	Assura plc	3,715,350	3,154
	UK Commercial Property Trust Ltd.	2,231,391	3,084
	Helical Bar plc	443,578	2,945
	Primary Health Properties plc	461,388	2,938
	Picton Property Income Ltd.	2,230,037	2,577
	Development Securities plc	506,315	2,124
*	CLS Holdings plc	70,472	2,118
	Schroder REIT Ltd.	2,124,533	2,012
	Mucklow A & J Group plc	232,724	1,790
	McKay Securities plc	395,532	1,643
	Urban & Civic plc	369,647	1,483
^,* Raven Russia Ltd.		1,633,816	1,347
			383,383
Total Common Stocks (Cost $3,918,334)			3,812,849

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (3.8%)[1]
Money Market Fund (3.7%)
[3,4] Vanguard Market Liquidity Fund	0.152%		141,147,958	141,148

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
5 Federal Home Loan Bank Discount Notes	0.088%	9/4/15	200	200
[5,6] Federal Home Loan Bank Discount Notes	0.092%	9/16/15	2,500	2,500
5 Federal Home Loan Bank Discount Notes	0.150%	11/13/15	200	200
				2,900
Total Temporary Cash Investments (Cost $144,048)				144,048
Total Investments (103.4%) (Cost $4,062,382)				3,956,897
Other Assets and Liabilities-Net (-3.4%)[4]				(128,833)
Net Assets (100%)				3,828,064

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $121,208,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 3.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate value of these securities was $23,295,000, representing 0.6% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $130,873,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $600,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix

Global ex-U.S. Real Estate Index Fund

system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	157,075	3,652,211	3,563
Temporary Cash Investments	141,148	2,900	—
Futures Contracts—Liabilities[1]	(38)	—	—
Total	298,185	3,655,111	3,563
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Global ex-U.S. Real Estate Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short) (Depreciation)
E-mini S&P 500 Index	September 2015	143	15,004	187

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At July 31, 2015, the cost of investment securities for tax purposes was $4,096,345,000. Net unrealized depreciation of investment securities for tax purposes was $139,448,000, consisting of unrealized gains of $153,252,000 on securities that had risen in value since their purchase and $292,700,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE All-World ex-US Index Fund

Schedule of Investments
As of July 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Australia (4.9%)
Commonwealth Bank of Australia	2,225,891	142,249
Westpac Banking Corp.	4,266,986	108,681
National Australia Bank Ltd.	3,575,792	90,663
Australia & New Zealand Banking Group Ltd.	3,769,730	89,934
BHP Billiton Ltd.	4,388,627	84,400
Wesfarmers Ltd.	1,529,876	47,395
CSL Ltd.	639,667	46,215
Woolworths Ltd.	1,732,770	36,180
Telstra Corp. Ltd.	5,902,037	27,969
Woodside Petroleum Ltd.	980,935	25,562
Macquarie Group Ltd.	414,684	24,888
Rio Tinto Ltd.	580,806	22,410
Scentre Group	6,907,202	20,004
QBE Insurance Group Ltd.	1,865,120	19,876
AMP Ltd.	4,008,919	19,332
Westfield Corp.	2,636,160	19,300
Transurban Group	2,625,354	19,109
Suncorp Group Ltd.	1,762,949	18,397
Amcor Ltd.	1,645,652	17,314
Brambles Ltd.	2,133,103	16,942
Insurance Australia Group Ltd.	3,189,883	13,706
Origin Energy Ltd.	1,512,043	12,511
Goodman Group	2,368,970	11,288
AGL Energy Ltd.	920,071	11,200
Aurizon Holdings Ltd.	2,835,154	10,969
APA Group	1,529,115	10,149
Stockland	3,236,991	10,043
Federation Centres	4,466,965	9,786
* South32 Ltd.	7,294,397	9,498
Caltex Australia Ltd.	369,275	9,311
Ramsay Health Care Ltd.	180,248	8,794
Oil Search Ltd.	1,604,820	8,728
* Newcrest Mining Ltd.	1,046,834	8,641
Lend Lease Group	742,719	8,452
James Hardie Industries plc	608,853	8,436
ASX Ltd.	256,921	8,339
Sonic Healthcare Ltd.	550,645	8,315
GPT Group	2,435,445	8,196
Asciano Ltd.	1,338,092	7,936
Santos Ltd.	1,372,998	7,404
Dexus Property Group	1,297,537	7,363
Orica Ltd.	505,990	7,096
Mirvac Group	5,064,961	6,988
Computershare Ltd.	685,971	6,188
Incitec Pivot Ltd.	2,283,611	6,035
Sydney Airport	1,454,293	5,973
Bendigo & Adelaide Bank Ltd.	617,617	5,921
Tatts Group Ltd.	2,015,256	5,854
* Medibank Pvt Ltd.	3,721,630	5,681

	Aristocrat Leisure Ltd.	878,212	5,515
	Cochlear Ltd.	80,894	5,412
	Crown Resorts Ltd.	535,950	5,331
	Boral Ltd.	1,076,166	5,217
	Coca-Cola Amatil Ltd.	763,446	5,173
	Seek Ltd.	460,786	5,080
	Bank of Queensland Ltd.	495,922	4,977
	Echo Entertainment Group Ltd.	1,197,028	4,386
*	Qantas Airways Ltd.	1,534,395	4,200
	Challenger Ltd.	756,665	3,959
	Tabcorp Holdings Ltd.	1,110,804	3,931
	Treasury Wine Estates Ltd.	891,293	3,753
	Ansell Ltd.	204,814	3,750
	Alumina Ltd.	3,269,533	3,545
	Iluka Resources Ltd.	553,429	3,182
^	Fortescue Metals Group Ltd.	2,186,459	2,956
	Healthscope Ltd.	1,438,160	2,877
	Orora Ltd.	1,640,549	2,790
	IOOF Holdings Ltd.	405,587	2,736
	TPG Telecom Ltd.	386,177	2,679
	Harvey Norman Holdings Ltd.	741,363	2,413
	AusNet Services	2,321,436	2,356
*	CIMIC Group Ltd.	135,198	2,349
	DuluxGroup Ltd.	520,335	2,310
	REA Group Ltd.	71,944	2,277
	Recall Holdings Ltd.	419,810	2,203
	ALS Ltd.	545,382	2,134
	CSR Ltd.	771,147	2,106
	Adelaide Brighton Ltd.	608,289	2,100
	BlueScope Steel Ltd.	767,414	2,030
	Fairfax Media Ltd.	3,241,489	2,012
	Perpetual Ltd.	61,208	2,003
	WorleyParsons Ltd.	291,284	1,957
	Downer EDI Ltd.	583,085	1,937
^	Flight Centre Travel Group Ltd.	74,110	1,927
	Sims Metal Management Ltd.	263,830	1,822
	Platinum Asset Management Ltd.	313,616	1,735
	Shopping Centres Australasia Property Group	913,176	1,427
	Macquarie Atlas Roads Group	568,567	1,419
	Nufarm Ltd.	243,927	1,375
	Metcash Ltd.	1,385,236	1,162
	OZ Minerals Ltd.	384,201	1,043
	Seven West Media Ltd.	1,477,132	976
	GWA Group Ltd.	418,764	743
*,^ Whitehaven Coal Ltd.		809,782	708
	New Hope Corp. Ltd.	296,312	413
*	BGP Holdings PLC	3,738,510	—
			1,272,007
Austria (0.2%)
*	Erste Group Bank AG	398,642	11,933
	voestalpine AG	157,109	6,732
	ANDRITZ AG	105,131	5,869
	OMV AG	190,755	5,078
*	IMMOFINANZ AG	1,365,126	3,348
*	Raiffeisen Bank International AG	150,429	2,192
	Vienna Insurance Group AG Wiener Versicherung Gruppe	56,150	1,935
^	Verbund AG	83,549	1,293

	Telekom Austria AG	94,557	639
			39,019
Belgium (0.9%)
	Anheuser-Busch InBev NV	1,090,817	130,015
	KBC Groep NV	376,384	26,209
	Delhaize Group	140,717	12,692
	UCB SA	163,599	12,656
	Ageas	276,044	11,347
	Solvay SA Class A	77,303	10,331
	Groupe Bruxelles Lambert SA	103,693	8,554
	Proximus	187,448	7,056
	Umicore SA	157,622	6,903
	RTL Group SA	51,823	4,712
	Colruyt SA	91,302	4,429
*	Telenet Group Holding NV	74,543	4,204
	bpost SA	128,620	3,637
			242,745
Brazil (1.4%)
	Itau Unibanco Holding SA ADR	3,865,814	33,555
	Banco Bradesco SA ADR	3,461,059	27,481
	Ambev SA ADR	4,124,875	23,429
	BRF SA	910,562	19,113
*	Petroleo Brasileiro SA ADR Type A	2,774,870	17,066
	Cielo SA	1,172,820	14,979
*,^ Petroleo Brasileiro SA ADR		2,174,605	14,787
	Ambev SA	2,314,640	13,155
	Itausa - Investimentos Itau SA Preference Shares	4,756,062	11,668
	Ultrapar Participacoes SA	518,837	10,648
	Vale SA - SP Pref ADR	1,843,730	7,910
^	Vale SA - SP ADR	1,492,202	7,849
	BB Seguridade Participacoes SA	803,528	7,568
	Banco do Brasil SA	1,147,386	7,389
	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	2,309,129	7,041
	Banco Bradesco SA	818,747	6,614
	Embraer SA ADR	230,840	6,429
	BRF SA ADR	286,343	5,987
	Kroton Educacional SA	2,053,092	5,756
	Lojas Renner SA	170,582	5,425
	CCR SA	1,158,553	5,150
	Telefonica Brasil SA Preference Shares	351,035	4,627
	Klabin SA	734,784	4,556
	JBS SA	952,674	4,288
	Raia Drogasil SA	331,870	4,217
	WEG SA	731,224	4,015
	Fibria Celulose SA	299,500	3,984
	Souza Cruz SA	511,772	3,631
	Vale SA Preference Shares	835,636	3,575
	Lojas Americanas SA Preference Shares	699,015	3,520
	Cia Brasileira de Distribuicao ADR	150,872	3,280
	CETIP SA - Mercados Organizados	295,221	3,058
*	Hypermarcas SA	502,933	2,976
	Tractebel Energia SA	279,708	2,961
*	Petroleo Brasileiro SA	851,132	2,879
	Grupo BTG Pactual	339,389	2,549
	Cia de Saneamento Basico do Estado de Sao Paulo	461,817	2,356
	Telefonica Brasil SA ADR	180,689	2,353

CPFL Energia SA	401,426	2,260
Cia Energetica de Minas Gerais ADR	800,507	2,201
BR Malls Participacoes SA	583,713	2,191
Itau Unibanco Holding SA	236,322	1,967
Vale SA	370,900	1,936
Suzano Papel e Celulose SA Preference Shares Class A	394,600	1,935
TOTVS SA	183,862	1,883
Cia Paranaense de Energia ADR	176,700	1,795
Qualicorp SA	296,000	1,759
Natura Cosmeticos SA	220,331	1,638
Sul America SA	323,988	1,635
Gerdau SA ADR	935,873	1,619
Localiza Rent a Car SA	191,913	1,575
Porto Seguro SA	129,912	1,477
Estacio Participacoes SA	346,200	1,436
Multiplan Empreendimentos Imobiliarios SA	102,600	1,398
M Dias Branco SA	60,762	1,372
Cia Energetica de Sao Paulo Preference Shares	244,934	1,369
* Petroleo Brasileiro SA Preference Shares	433,739	1,330
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	54,330	1,190
EDP - Energias do Brasil SA	303,800	1,158
Tim Participacoes SA	419,030	1,149
Tim Participacoes SA ADR	81,069	1,103
^ Cia Siderurgica Nacional SA ADR	865,398	1,082
Cyrela Brazil Realty SA Empreendimentos e Participacoes	361,971	983
Cia Energetica de Minas Gerais Preference Shares	328,837	907
Cosan SA Industria e Comercio	137,934	838
Lojas Americanas SA	205,895	803
Bradespar SA Preference Shares	279,268	803
Embraer SA	113,800	794
Multiplus SA	64,823	781
Braskem SA ADR	105,644	766
Transmissora Alianca de Energia Eletrica SA	124,544	762
Duratex SA	355,705	723
Centrais Eletricas Brasileiras SA Preference Shares	284,776	710
* B2W Cia Digital	131,300	690
AES Tiete SA Preference Shares	117,016	625
Itau Unibanco Holding SA Preference Shares	71,178	625
* Centrais Eletricas Brasileiras SA	365,399	618
Usinas Siderurgicas de Minas Gerais SA Preference Shares	521,754	599
EcoRodovias Infraestrutura e Logistica SA	251,700	510
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	41,462	502
* Oi SA Preference Shares	350,557	496
Gerdau SA Preference Shares	282,486	487
Usinas Siderurgicas de Minas Gerais SA	147,820	418
Via Varejo SA	162,000	409
Metalurgica Gerdau SA Preference Shares Class A	333,929	341
AES Tiete SA	62,900	328
Cia Energetica de Minas Gerais	99,669	287
Cia Siderurgica Nacional SA	217,400	275
* Oi SA	160,034	234
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	17,570	212
Guararapes Confeccoes SA	9,777	184
Cia Paranaense de Energia	24,000	165
Arteris SA	57,398	160
Braskem SA Preference Shares	33,000	121
Oi SA ADR	68,948	95

Banco Bradesco SA Preference Shares	11,037	88
Cia Paranaense de Energia Preference Shares	4,200	43
Oi SA ADR WI	4,655	7
Itausa - Investimentos Itau SA	7	—
		373,671
Canada (5.6%)
Royal Bank of Canada	1,966,879	114,688
* Valeant Pharmaceuticals International Inc.	433,543	111,156
Toronto-Dominion Bank	2,522,764	101,790
Bank of Nova Scotia	1,654,364	81,197
Canadian National Railway Co.	984,975	61,448
Suncor Energy Inc.	1,993,251	56,147
Enbridge Inc.	1,164,606	50,766
^ Bank of Montreal	889,550	49,638
Manulife Financial Corp.	2,693,555	47,719
Brookfield Asset Management Inc. Class A (Toronto Shares)	1,187,146	41,446
Canadian Imperial Bank of Commerce	546,593	39,060
TransCanada Corp.	961,562	37,371
Canadian Natural Resources Ltd.	1,499,125	36,588
Canadian Pacific Railway Ltd.	205,254	33,042
Potash Corp. of Saskatchewan Inc.	1,134,320	30,859
Magna International Inc.	539,685	29,323
Sun Life Financial Inc.	836,040	27,290
Alimentation Couche-Tard Inc. Class B	539,098	24,060
Agrium Inc.	197,990	20,255
Thomson Reuters Corp.	493,388	19,975
Rogers Communications Inc. Class B	494,515	17,340
Loblaw Cos. Ltd.	316,230	17,245
Cenovus Energy Inc.	1,124,225	16,384
BCE Inc.	381,082	15,685
National Bank of Canada	447,234	15,641
Goldcorp Inc.	1,128,312	15,055
* Fairfax Financial Holdings Ltd.	30,213	14,571
* CGI Group Inc. Class A	358,576	13,396
Imperial Oil Ltd.	360,563	13,341
Pembina Pipeline Corp.	454,377	13,226
Restaurant Brands International Inc.	288,716	12,490
Intact Financial Corp.	180,614	12,457
Shaw Communications Inc. Class B	560,627	11,895
Great-West Lifeco Inc.	411,181	11,645
Power Corp. of Canada	478,588	11,253
Fortis Inc.	375,101	10,741
Barrick Gold Corp. (Toronto Shares)	1,479,888	10,467
^ Canadian Tire Corp. Ltd. Class A	98,879	9,858
^ Inter Pipeline Ltd.	455,176	9,522
TELUS Corp.	274,723	9,379
^ Crescent Point Energy Corp.	617,732	9,357
Metro Inc.	336,339	9,153
^ RioCan REIT	432,855	8,867
Encana Corp.	1,145,322	8,705
Franco-Nevada Corp.	213,156	8,654
Power Financial Corp.	321,385	8,530
CI Financial Corp.	322,433	8,148
Saputo Inc.	343,082	7,862
First Quantum Minerals Ltd.	938,411	7,498
Cameco Corp.	543,269	7,460
Husky Energy Inc.	399,874	7,301

Silver Wheaton Corp.	550,248	7,203
Canadian Utilities Ltd. Class A	255,029	7,164
SNC-Lavalin Group Inc.	208,518	6,829
^ ARC Resources Ltd.	454,409	6,800
Agnico Eagle Mines Ltd.	293,901	6,503
George Weston Ltd.	73,180	6,146
* Tourmaline Oil Corp.	248,284	6,139
* BlackBerry Ltd.	686,837	5,325
Teck Resources Ltd. Class B	647,326	4,766
Finning International Inc.	240,623	4,184
IGM Financial Inc.	139,790	4,128
* Turquoise Hill Resources Ltd.	1,150,431	3,914
Canadian Oil Sands Ltd.	654,785	3,735
Eldorado Gold Corp.	985,978	3,393
Bombardier Inc. Class B	2,688,940	3,351
Yamana Gold Inc.	1,278,988	2,533
* MEG Energy Corp.	212,268	2,276
Brookfield Asset Management Inc. Class A (New York Shares)	33,000	1,149
Barrick Gold Corp. (New York Shares)	112,553	795
Bombardier Inc. Class A	57,933	78
Restaurant Brands International LP	1,203	50
		1,453,405
Chile (0.2%)
Empresa Nacional de Electricidad SA ADR	152,080	6,258
Enersis SA ADR	365,917	5,529
Empresas COPEC SA	521,583	5,219
SACI Falabella	646,727	4,209
Empresas CMPC SA	1,493,427	3,980
Banco Santander Chile ADR	174,800	3,529
Banco de Chile	31,501,181	3,373
Cencosud SA	1,547,586	3,310
Enersis SA	8,755,223	2,637
Colbun SA	9,423,786	2,516
Banco de Credito e Inversiones	56,414	2,482
* Latam Airlines Group SA (Santiago Shares)	388,689	2,445
Corpbanca SA	215,200,428	2,195
Cia Cervecerias Unidas SA	197,935	2,090
Aguas Andinas SA Class A	3,935,047	2,082
AES Gener SA	3,309,535	1,771
Sociedad Quimica y Minera de Chile SA ADR	127,701	1,725
Empresa Nacional de Telecomunicaciones SA	143,811	1,486
Embotelladora Andina SA Preference Shares	321,927	915
Banco Santander Chile	15,222,058	767
Empresa Nacional de Electricidad SA Chile	350,630	478
* Latam Airlines Group SA	72,072	338
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,990	27
		59,361
China (4.7%)
Tencent Holdings Ltd.	7,307,260	136,108
China Construction Bank Corp.	125,473,277	102,169
China Mobile Ltd.	7,288,204	94,904
Industrial & Commercial Bank of China Ltd.	98,547,500	67,690
Bank of China Ltd.	102,941,541	56,256
Ping An Insurance Group Co. of China Ltd.	6,826,876	39,108
China Life Insurance Co. Ltd.	10,182,000	37,322
PetroChina Co. Ltd.	28,892,000	28,499

	CNOOC Ltd.	22,003,536	27,054
	China Petroleum & Chemical Corp.	34,897,400	26,347
	China Overseas Land & Investment Ltd.	5,269,760	16,605
	China Merchants Bank Co. Ltd.	6,283,008	16,196
	Agricultural Bank of China Ltd.	35,178,715	15,876
	China Pacific Insurance Group Co. Ltd.	3,540,320	14,782
	CITIC Ltd.	7,463,000	13,307
	China Telecom Corp. Ltd.	22,232,000	12,411
	Hengan International Group Co. Ltd.	1,027,517	11,459
	China Unicom Hong Kong Ltd.	8,014,123	11,361
	China Resources Land Ltd.	3,719,369	10,379
	China Minsheng Banking Corp. Ltd.	8,941,560	10,061
	Lenovo Group Ltd.	8,945,966	9,689
	Bank of Communications Co. Ltd.	10,984,220	9,649
	PICC Property & Casualty Co. Ltd.	4,528,540	9,415
	China Shenhua Energy Co. Ltd.	4,629,000	8,817
	Haitong Securities Co. Ltd.	4,661,363	8,385
	CITIC Securities Co. Ltd.	3,079,000	8,377
	China Communications Construction Co. Ltd.	6,046,000	7,712
	Belle International Holdings Ltd.	7,298,839	7,556
*	China CITIC Bank Corp. Ltd.	10,470,843	7,464
	China Resources Power Holdings Co. Ltd.	2,586,400	6,631
	ENN Energy Holdings Ltd.	996,000	6,613
*	CRRC Corp. Ltd.	5,265,600	6,606
	China Merchants Holdings International Co. Ltd.	1,644,893	5,991
	Huaneng Power International Inc.	4,866,000	5,911
*	China Taiping Insurance Holdings Co. Ltd.	1,974,026	5,855
	Beijing Enterprises Holdings Ltd.	784,800	5,760
	China Resources Enterprise Ltd.	1,752,000	5,683
	Sinopharm Group Co. Ltd.	1,447,600	5,563
	Fosun International Ltd.	2,628,500	5,493
	China Everbright International Ltd.	3,575,000	5,486
	China Cinda Asset Management Co. Ltd.	12,280,000	5,469
	China Longyuan Power Group Corp. Ltd.	4,561,000	5,199
	CSPC Pharmaceutical Group Ltd.	5,617,765	5,128
^	Evergrande Real Estate Group Ltd.	7,646,336	5,039
	Guangdong Investment Ltd.	3,724,000	5,037
	Anhui Conch Cement Co. Ltd.	1,622,500	5,026
*,^ Alibaba Pictures Group Ltd.		17,070,000	4,901
	Brilliance China Automotive Holdings Ltd.	3,688,000	4,866
	New China Life Insurance Co. Ltd.	1,106,243	4,737
	Great Wall Motor Co. Ltd.	1,420,250	4,691
	Zhuzhou CSR Times Electric Co. Ltd.	683,500	4,617
	Dongfeng Motor Group Co. Ltd.	3,958,000	4,557
2	China Galaxy Securities Co. Ltd.	5,026,500	4,499
	Sino Biopharmaceutical Ltd.	3,783,627	4,384
	China Railway Group Ltd.	5,174,000	4,383
2	People's Insurance Co. Group of China Ltd.	8,474,000	4,367
*	Byd Co. Ltd.	957,641	4,219
^	China Vanke Co. Ltd.	1,761,038	4,176
*,^ Hanergy Thin Film Power Group Ltd.		14,742,000	4,128
	Beijing Enterprises Water Group Ltd.	5,368,000	3,991
	Shenzhou International Group Holdings Ltd.	748,944	3,934
	China Gas Holdings Ltd.	2,219,592	3,882
	Haier Electronics Group Co. Ltd.	1,646,215	3,856
	Country Garden Holdings Co. Ltd.	9,679,812	3,781
2	CGN Power Co. Ltd.	8,521,000	3,724

	Sino-Ocean Land Holdings Ltd.	5,353,685	3,655
2	Dalian Wanda Commercial Properties Co. Ltd.	487,600	3,529
	Kunlun Energy Co. Ltd.	3,714,000	3,527
	China State Construction International Holdings Ltd.	2,150,000	3,327
	Far East Horizon Ltd.	3,563,445	3,317
	China Railway Construction Corp. Ltd.	2,530,074	3,260
	COSCO Pacific Ltd.	2,496,578	3,249
*,2 Huatai Securities Co. Ltd.		1,519,512	3,246
	Shimao Property Holdings Ltd.	1,756,094	3,140
	ANTA Sports Products Ltd.	1,200,000	3,083
	China Oilfield Services Ltd.	2,426,000	2,965
	China National Building Material Co. Ltd.	3,926,400	2,958
^	Kingsoft Corp. Ltd.	1,098,000	2,917
*	GCL-Poly Energy Holdings Ltd.	14,089,000	2,849
	GOME Electrical Appliances Holding Ltd.	16,271,357	2,812
	Longfor Properties Co. Ltd.	1,948,000	2,775
	China Resources Gas Group Ltd.	894,000	2,719
*	Alibaba Health Information Technology Ltd.	2,916,000	2,697
^	China Huishan Dairy Holdings Co. Ltd.	8,939,438	2,696
	Tsingtao Brewery Co. Ltd.	502,000	2,686
	China Everbright Ltd.	1,114,000	2,677
	Geely Automobile Holdings Ltd.	6,365,000	2,672
	Chongqing Rural Commercial Bank Co. Ltd.	3,736,000	2,661
	Jiangxi Copper Co. Ltd.	1,876,000	2,529
	China Power International Development Ltd.	3,574,130	2,517
	AviChina Industry & Technology Co. Ltd.	3,004,000	2,499
^	Shanghai Electric Group Co. Ltd.	4,000,000	2,456
	Air China Ltd.	2,430,000	2,426
	China Everbright Bank Co. Ltd.	4,365,297	2,425
	Chongqing Changan Automobile Co. Ltd. Class B	1,135,421	2,405
	Shenzhen International Holdings Ltd.	1,444,000	2,379
	Guangzhou Automobile Group Co. Ltd.	2,963,558	2,376
	Huaneng Renewables Corp. Ltd.	5,406,000	2,311
	China Southern Airlines Co. Ltd.	2,321,000	2,293
	ZTE Corp.	1,027,671	2,276
	Zhejiang Expressway Co. Ltd.	1,978,000	2,274
	Shanghai Pharmaceuticals Holding Co. Ltd.	943,600	2,222
	Huadian Power International Corp. Ltd.	2,182,000	2,196
	Sunac China Holdings Ltd.	2,411,707	2,144
	Zijin Mining Group Co. Ltd.	7,950,000	2,143
	Datang International Power Generation Co. Ltd.	4,874,000	2,114
	Beijing Capital International Airport Co. Ltd.	2,048,000	2,108
	Jiangsu Expressway Co. Ltd.	1,636,000	2,035
	Kingboard Chemical Holdings Ltd.	1,177,600	1,973
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	674,693	1,951
	Weichai Power Co. Ltd.	1,300,400	1,942
*	Aluminum Corp. of China Ltd.	5,552,000	1,923
^	China Coal Energy Co. Ltd.	3,902,000	1,907
*	Sinopec Shanghai Petrochemical Co. Ltd.	4,681,000	1,883
*	Luye Pharma Group Ltd.	1,725,000	1,796
	Shanghai Industrial Holdings Ltd.	608,000	1,780
*	China Eastern Airlines Corp. Ltd.	2,134,000	1,724
*,^ China COSCO Holdings Co. Ltd.		3,378,800	1,717
	TravelSky Technology Ltd.	1,372,000	1,663
	China International Marine Containers Group Co. Ltd.	785,420	1,653
	Yuexiu Property Co. Ltd.	8,407,708	1,651
	Shandong Weigao Group Medical Polymer Co. Ltd.	2,424,000	1,621

*,^ Renhe Commercial Holdings Co. Ltd.		20,986,000	1,618
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	540,000	1,597
	Haitian International Holdings Ltd.	772,000	1,595
	China Communications Services Corp. Ltd.	3,474,800	1,564
	China Medical System Holdings Ltd.	1,165,542	1,548
	Sinotrans Ltd.	2,493,000	1,524
	Franshion Properties China Ltd.	4,724,000	1,524
	Shenzhen Investment Ltd.	3,953,154	1,516
*	China Shipping Container Lines Co. Ltd.	4,835,700	1,509
	Nine Dragons Paper Holdings Ltd.	2,043,331	1,506
^	Yanzhou Coal Mining Co. Ltd.	2,622,910	1,500
	Huadian Fuxin Energy Corp. Ltd.	3,360,134	1,459
*,2 Legend Holdings Corp.		315,200	1,423
	Inner Mongolia Yitai Coal Co. Ltd. Class B	1,372,454	1,407
	China Resources Cement Holdings Ltd.	2,620,000	1,363
	SOHO China Ltd.	2,158,500	1,360
*	Guangzhou R&F Properties Co. Ltd.	1,294,800	1,288
	Metallurgical Corp. of China Ltd.	3,845,000	1,276
2	Sinopec Engineering Group Co. Ltd.	1,509,593	1,236
*	China Agri-Industries Holdings Ltd.	2,812,200	1,218
	KWG Property Holding Ltd.	1,601,500	1,196
	BBMG Corp.	1,566,000	1,193
	Lee & Man Paper Manufacturing Ltd.	1,884,200	1,157
	Agile Property Holdings Ltd.	1,914,750	1,099
^	China Molybdenum Co. Ltd.	1,676,000	1,091
*,^ Li Ning Co. Ltd.		2,185,104	1,082
^	China Shipping Development Co. Ltd.	1,742,000	1,052
2	Shengjing Bank Co. Ltd.	940,140	1,050
	Xinjiang Goldwind Science & Technology Co. Ltd.	536,400	1,032
^	China Hongqiao Group Ltd.	1,345,886	1,001
	Huishang Bank Corp. Ltd.	2,071,504	986
*	Greentown China Holdings Ltd.	994,121	977
^	Golden Eagle Retail Group Ltd.	774,000	957
*,^ GF Securities Co. Ltd.		491,600	953
^	China South City Holdings Ltd.	3,214,000	952
	China Dongxiang Group Co. Ltd.	3,707,000	944
	Beijing Jingneng Clean Energy Co. Ltd.	2,760,000	926
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	1,727,405	923
	Guangshen Railway Co. Ltd.	1,920,000	919
	CSG Holding Co. Ltd. Class B	1,021,212	918
*,^ Sinopec Oilfield Service Corp.		2,816,000	885
	Poly Property Group Co. Ltd.	2,286,000	858
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	264,684	852
^	China Zhongwang Holdings Ltd.	1,919,200	820
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	289,591	806
^	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	284,000	773
	China Merchants Property Development Co. Ltd. Class B	263,825	762
	China BlueChemical Ltd.	2,310,000	748
*,2 Red Star Macalline Group Corp. Ltd.		485,369	719
2	BAIC Motor Corp. Ltd.	813,700	717
	Dazhong Transportation Group Co. Ltd. Class B	658,000	711
	Angang Steel Co. Ltd.	1,396,000	708
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	1,151,266	692
*	Hopson Development Holdings Ltd.	784,000	692
	Guangdong Electric Power Development Co. Ltd. Class B	981,072	679
	Shenzhen Expressway Co. Ltd.	878,000	649
	Weifu High-Technology Group Co. Ltd. Class B	175,784	647

*	BOE Technology Group Co. Ltd. Class B	1,675,520	645
*,^ China Yurun Food Group Ltd.		2,139,000	631
*	Huadian Energy Co. Ltd. Class B	921,800	620
*,^ CITIC Resources Holdings Ltd.		3,040,690	590
^	Dongfang Electric Corp. Ltd.	455,400	586
	Kingboard Laminates Holdings Ltd.	1,255,000	552
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	345,760	550
^	Harbin Electric Co. Ltd.	862,000	549
	CIMC Enric Holdings Ltd.	784,287	545
	Anhui Gujing Distillery Co. Ltd. Class B	156,700	542
	Anhui Expressway Co. Ltd.	628,000	542
*,2 Tianhe Chemicals Group Ltd.		3,538,329	534
	China Conch Venture Holdings Ltd.	257,000	529
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	256,100	511
^	Zhaojin Mining Industry Co. Ltd.	1,092,500	510
	Zhongsheng Group Holdings Ltd.	821,000	500
*,^ Maanshan Iron & Steel Co. Ltd.		2,122,000	493
*	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	193,500	492
	China Machinery Engineering Corp.	629,361	476
	Shanghai Bailian Group Co. Ltd. Class B	240,690	474
	Sichuan Expressway Co. Ltd.	1,186,000	447
	China National Materials Co. Ltd.	1,959,000	441
*	China Foods Ltd.	934,000	430
	Sinotruk Hong Kong Ltd.	804,500	417
*	Wumart Stores Inc.	662,094	409
	Jiangling Motors Corp. Ltd. Class B	111,283	409
	Sinofert Holdings Ltd.	2,341,153	387
	Shandong Chenming Paper Holdings Ltd. Class B	584,700	363
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	143,700	356
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	524,935	348
	Double Coin Holdings Ltd. Class B	313,600	344
	Bosideng International Holdings Ltd.	3,466,000	342
^	Biostime International Holdings Ltd.	182,500	342
	Foshan Electrical and Lighting Co. Ltd. Class B	394,576	323
	Shanghai Haixin Group Co. Class B	462,434	314
	Beijing North Star Co. Ltd.	922,000	313
	Tianjin Capital Environmental Protection Group Co. Ltd.	420,000	261
*,^ Sany Heavy Equipment International Holdings Co. Ltd.		966,000	211
	Bengang Steel Plates Co. Ltd. Class B	372,700	153
	Shandong Chenming Paper Holdings Ltd.	311,500	153
	Jinzhou Port Co. Ltd. Class B	211,860	126
			1,223,787
Colombia (0.1%)
	Bancolombia SA ADR	155,572	6,005
	Grupo de Inversiones Suramericana SA	316,917	4,071
	Ecopetrol SA	4,821,790	2,695
	Almacenes Exito SA	297,274	2,199
	Cementos Argos SA	547,547	1,876
	Corp Financiera Colombiana SA	135,747	1,782
	Grupo Aval Acciones y Valores Preference Shares	4,124,528	1,776
	Grupo de Inversiones Suramericana SA Preference Shares	119,309	1,516
	Ecopetrol SA ADR	120,960	1,366
	Interconexion Electrica SA ESP	443,796	1,091
	Isagen SA ESP	1,055,378	1,074
*	Cemex Latam Holdings SA	217,281	954

Grupo Aval Acciones y Valores SA ADR	46,834	405
		26,810
Czech Republic (0.0%)
CEZ AS	212,692	5,154
Komercni banka as	22,560	5,045
		10,199
Denmark (1.2%)
Novo Nordisk A/S Class B	2,492,526	147,169
Danske Bank A/S	1,071,576	33,425
Pandora A/S	152,486	17,136
Vestas Wind Systems A/S	302,683	16,533
Novozymes A/S	304,908	15,898
AP Moeller - Maersk A/S Class B	9,221	15,697
Carlsberg A/S Class B	144,623	12,591
AP Moeller - Maersk A/S Class A	6,227	10,277
Coloplast A/S Class B	135,584	9,775
TDC A/S	1,094,110	8,252
DSV A/S	232,630	7,949
ISS A/S	217,257	7,478
Chr Hansen Holding A/S	119,551	6,592
* Jyske Bank A/S	94,151	4,911
Tryg A/S	149,390	3,012
* William Demant Holding A/S	34,174	2,602
* H Lundbeck A/S	78,491	1,855
		321,152
Egypt (0.1%)
Commercial International Bank Egypt SAE	1,118,308	8,056
Talaat Moustafa Group	1,358,206	1,421
* Global Telecom Holding SAE GDR	764,672	1,262
* Orascom Construction Ltd.	77,459	991
* Egyptian Financial Group-Hermes Holding Co.	700,184	963
Egypt Kuwait Holding Co. SAE	1,096,639	691
Juhayna Food Industries	607,623	655
* ElSewedy Electric Co.	106,234	631
* Ezz Steel	349,074	373
Telecom Egypt Co.	362,333	370
Sidi Kerir Petrochemicals Co.	165,354	277
		15,690
Finland (0.6%)
Nokia Oyj	5,101,357	35,982
Sampo Oyj Class A	644,566	31,839
Kone Oyj Class B	528,049	22,109
UPM-Kymmene Oyj	730,005	13,454
Fortum Oyj	601,071	10,561
Wartsila OYJ Abp	215,362	9,892
Stora Enso Oyj	756,301	7,101
Nokian Renkaat Oyj	187,418	5,628
Orion Oyj Class B	130,547	5,444
^ Metso Oyj	192,924	5,297
Neste Oyj	189,857	5,286
Kesko Oyj Class B	89,887	3,491
		156,084
France (6.6%)
Sanofi	1,544,610	166,081
TOTAL SA	2,814,089	139,464

BNP Paribas SA	1,335,530	86,971
AXA SA	2,634,204	69,364
LVMH Moet Hennessy Louis Vuitton SE	342,485	64,118
Airbus Group SE	757,668	53,761
Schneider Electric SE	755,662	52,722
Danone SA	762,038	51,596
Societe Generale SA	987,717	48,493
Vivendi SA	1,589,576	41,827
Vinci SA	637,547	40,870
Orange SA	2,462,747	40,422
Engie	1,945,162	37,347
L'Oreal SA Loyalty Line	190,657	35,632
Essilor International SA	272,572	34,887
Air Liquide SA	249,145	32,402
Pernod Ricard SA	268,461	32,181
Cie de Saint-Gobain	619,170	29,329
Safran SA	382,321	28,908
Air Liquide SA (Prime de fidelite)	219,013	28,483
Carrefour SA	752,996	25,878
Cie Generale des Etablissements Michelin	256,262	25,128
L'Oreal SA	134,224	25,085
Legrand SA	358,821	22,079
Renault SA	235,355	21,651
Cap Gemini SA	211,758	20,231
Publicis Groupe SA	266,311	20,155
Kering	101,906	19,647
Credit Agricole SA	1,031,959	16,239
Christian Dior SE	71,104	14,723
* Alcatel-Lucent	3,783,730	14,340
Veolia Environnement SA	636,500	14,208
Valeo SA	106,460	14,197
Accor SA	276,787	13,597
Dassault Systemes	171,261	12,918
Hermes International	32,868	12,790
SES SA	406,141	12,574
Sodexo SA	123,499	11,520
Klepierre	243,242	11,063
* Peugeot SA	522,826	10,468
Ingenico Group	73,140	9,598
Thales SA	141,483	9,586
Bouygues SA	259,498	9,554
Natixis SA	1,272,217	9,339
Groupe Eurotunnel SE	636,029	9,141
Atos	119,530	9,110
* Alstom SA	294,436	8,652
Suez Environnement Co.	441,098	8,457
Technip SA	148,476	8,456
Bureau Veritas SA	357,046	8,347
Zodiac Aerospace	264,476	7,886
* Numericable-SFR SAS	138,886	7,586
Iliad SA	31,662	7,516
Bollore SA	1,340,309	7,417
SCOR SE	192,319	7,373
Arkema SA	91,403	7,118
Edenred	279,409	6,972
Eutelsat Communications SA	224,356	6,836
STMicroelectronics NV	848,232	6,614

	Societe BIC SA	37,017	6,346
	Rexel SA	394,880	6,223
	Electricite de France SA	252,465	6,014
	Casino Guichard Perrachon SA	80,048	5,944
	Credit Agricole SA Loyalty Line	374,217	5,889
	Gecina SA	45,856	5,864
	Wendel SA	40,693	5,415
	Aeroports de Paris	38,852	4,657
	Lagardere SCA	155,785	4,657
	Fonciere Des Regions	48,760	4,209
	JCDecaux SA	102,263	3,917
	CNP Assurances	224,425	3,772
	Eurazeo SA	55,230	3,588
	ICADE	47,292	3,507
	Eiffage SA	58,187	3,498
	Imerys SA	45,923	3,458
	Ipsen SA	46,276	2,972
	SEB SA	27,283	2,750
	Vallourec SA	160,710	2,637
	Societe Television Francaise 1	147,263	2,536
	Electricite de France SA Loyalty Line	102,414	2,440
^	Remy Cointreau SA	33,066	2,352
	BioMerieux	19,994	2,320
	Euler Hermes Group	17,504	1,828
*,^ Air France-KLM		208,954	1,494
	SEB SA Loyalty Line	9,727	981
	Lafarge SA (Paris Shares)	1,260	73
			1,708,248
Germany (6.2%)
	Bayer AG	1,130,917	167,055
	Daimler AG	1,306,384	116,858
	Siemens AG	1,061,284	113,615
	BASF SE	1,262,466	108,949
	Allianz SE	622,621	102,073
	SAP SE	1,222,247	87,638
*	Deutsche Telekom AG	4,262,000	77,088
	Deutsche Bank AG	1,886,081	66,490
	Linde AG	252,983	47,842
	Bayerische Motoren Werke AG	444,544	44,628
	Volkswagen AG Preference Shares	209,982	42,083
	Deutsche Post AG	1,299,993	39,302
	Fresenius SE & Co. KGaA	537,062	37,063
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	195,991	36,061
	E.ON SE	2,535,880	33,463
	Continental AG	147,987	33,099
	Henkel AG & Co. KGaA Preference Shares	238,016	28,258
	Fresenius Medical Care AG & Co. KGaA	289,791	23,652
	Deutsche Boerse AG	252,795	22,968
	adidas AG	279,229	22,851
*	Commerzbank AG	1,424,862	18,480
	Merck KGaA	176,543	17,965
	Infineon Technologies AG	1,529,590	17,149
	Henkel AG & Co. KGaA	160,245	16,181
	Porsche Automobil Holding SE Preference Shares	210,293	15,825
	ThyssenKrupp AG	580,759	14,754
	ProSiebenSat.1 Media SE	287,860	14,743
	HeidelbergCement AG	191,894	14,641

	RWE AG	661,089	13,770
	Brenntag AG	212,302	11,812
	Beiersdorf AG	137,392	11,747
	Deutsche Wohnen AG	455,153	11,263
	Symrise AG	164,368	10,940
	K&S AG	264,375	10,855
	HUGO BOSS AG	86,829	10,475
	GEA Group AG	244,830	10,375
*	QIAGEN NV	316,725	8,870
	Hannover Rueck SE	82,509	8,751
	Volkswagen AG	40,932	8,278
	United Internet AG	160,536	7,942
	LANXESS AG	124,252	7,173
	METRO AG	226,622	7,156
	OSRAM Licht AG	116,737	6,644
	MTU Aero Engines AG	68,256	6,272
	Wirecard AG	156,219	6,191
	Evonik Industries AG	143,535	5,755
*,2 Zalando SE		150,304	5,127
	MAN SE	48,549	5,066
	Telefonica Deutschland Holding AG	717,032	4,456
*	Deutsche Lufthansa AG	319,550	4,338
	Fuchs Petrolub SE Preference Shares	93,074	4,047
*	Kabel Deutschland Holding AG	29,400	3,991
	Fraport AG Frankfurt Airport Services Worldwide	51,250	3,367
	Axel Springer SE	56,832	3,182
	HOCHTIEF AG	34,781	3,037
	Fielmann AG	34,168	2,260
	Wacker Chemie AG	20,867	2,096
*	Hella KGaA Hueck & Co.	41,430	1,964
*	Celesio AG	66,128	1,927
	FUCHS PETROLUB SE	46,450	1,857
^	Suedzucker AG	104,096	1,718
	Talanx AG	51,789	1,658
	Puma SE	3,355	636
			1,595,770
Greece (0.0%)
	Hellenic Telecommunications Organization SA	319,696	2,651
	OPAP SA	281,047	2,229
*	National Bank of Greece SA	1,998,914	2,106
*	Alpha Bank AE	5,155,203	1,507
*	Piraeus Bank SA	2,722,058	989
			9,482
Hong Kong (2.7%)
	AIA Group Ltd.	16,473,081	107,235
*	CK Hutchison Holdings Ltd.	3,853,872	57,156
	Hong Kong Exchanges and Clearing Ltd.	1,614,300	43,588
	Sun Hung Kai Properties Ltd.	2,279,599	35,153
*	Cheung Kong Property Holdings Ltd.	3,807,372	31,727
	Hang Seng Bank Ltd.	1,047,400	21,461
	BOC Hong Kong Holdings Ltd.	4,953,882	20,025
	Hong Kong & China Gas Co. Ltd.	9,414,928	19,206
	Jardine Matheson Holdings Ltd.	336,446	18,346
	CLP Holdings Ltd.	2,159,257	18,330
	Link REIT	3,112,768	18,296
	Power Assets Holdings Ltd.	1,822,312	17,166

	Sands China Ltd.	3,289,200	14,577
	Galaxy Entertainment Group Ltd.	2,909,000	13,380
	Hongkong Land Holdings Ltd.	1,626,865	12,579
	Wharf Holdings Ltd.	1,862,275	11,812
	Swire Pacific Ltd. Class A	801,941	10,264
^	Henderson Land Development Co. Ltd.	1,432,367	9,453
	Want Want China Holdings Ltd.	8,986,805	9,283
	Jardine Strategic Holdings Ltd.	302,500	9,096
	Hang Lung Properties Ltd.	3,155,000	9,005
	New World Development Co. Ltd.	7,239,309	8,738
	China Mengniu Dairy Co. Ltd.	1,924,000	8,701
	MTR Corp. Ltd.	1,876,500	8,349
	Cheung Kong Infrastructure Holdings Ltd.	802,000	6,974
	Bank of East Asia Ltd.	1,631,407	6,605
	Techtronic Industries Co. Ltd.	1,852,000	6,566
	Sino Land Co. Ltd.	4,183,600	6,493
	Li & Fung Ltd.	7,893,555	6,100
	Wheelock & Co. Ltd.	1,088,000	5,617
	Samsonite International SA	1,714,820	5,595
	Tingyi Cayman Islands Holding Corp.	2,903,667	5,570
^	AAC Technologies Holdings Inc.	937,500	5,317
	Swire Properties Ltd.	1,566,900	5,055
	Yue Yuen Industrial Holdings Ltd.	1,123,830	3,644
	Hysan Development Co. Ltd.	846,000	3,616
	Cathay Pacific Airways Ltd.	1,381,015	3,265
	Kerry Properties Ltd.	871,000	3,245
	PCCW Ltd.	5,390,000	3,220
	Wynn Macau Ltd.	1,543,700	3,172
^	Prada SPA	677,506	3,115
*	Semiconductor Manufacturing International Corp.	33,285,000	2,993
^	SJM Holdings Ltd.	2,522,000	2,925
	ASM Pacific Technology Ltd.	323,700	2,922
	NWS Holdings Ltd.	1,870,500	2,808
^	Esprit Holdings Ltd.	2,918,244	2,793
*,2 WH Group Ltd.		4,315,661	2,765
^	Sun Art Retail Group Ltd.	3,604,055	2,746
	VTech Holdings Ltd.	208,200	2,590
	First Pacific Co. Ltd.	3,062,350	2,449
	Hopewell Holdings Ltd.	711,000	2,443
	Shangri-La Asia Ltd.	1,794,390	2,311
*,^ Goldin Financial Holdings Ltd.		2,797,402	2,237
	MGM China Holdings Ltd.	1,017,776	2,159
	New World China Land Ltd.	3,471,400	2,139
	Television Broadcasts Ltd.	387,100	2,046
^	Melco International Development Ltd.	1,077,000	1,846
	Champion REIT	3,191,000	1,768
*	Global Brands Group Holding Ltd.	7,785,555	1,722
*,^ Brightoil Petroleum Holdings Ltd.		4,607,000	1,699
	FIH Mobile Ltd.	3,216,000	1,677
	Johnson Electric Holdings Ltd.	475,875	1,615
^	Uni-President China Holdings Ltd.	1,735,702	1,594
	Cafe de Coral Holdings Ltd.	448,000	1,572
	L'Occitane International SA	559,500	1,424
^	Xinyi Solar Holdings Ltd.	3,260,000	1,394
	Xinyi Glass Holdings Ltd.	2,626,000	1,383
^	Chow Tai Fook Jewellery Group Ltd.	1,394,400	1,359
	Shun Tak Holdings Ltd.	2,465,625	1,350

	Orient Overseas International Ltd.	270,500	1,333
	Dah Sing Financial Holdings Ltd.	202,121	1,321
	China Travel International Investment Hong Kong Ltd.	3,334,000	1,298
	Shui On Land Ltd.	4,582,200	1,249
	Great Eagle Holdings Ltd.	352,000	1,224
	Huabao International Holdings Ltd.	2,442,000	1,189
	Kerry Logistics Network Ltd.	748,000	1,164
*,^ United Co. RUSAL plc		2,201,876	1,043
	Dah Sing Banking Group Ltd.	470,063	996
	Texwinca Holdings Ltd.	776,000	941
*,^ China Oceanwide Holdings Ltd.		5,822,000	904
	Lifestyle International Holdings Ltd.	551,500	896
^	Towngas China Co. Ltd.	848,921	778
^	Shougang Fushan Resources Group Ltd.	4,840,000	732
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,531,000	671
	Hopewell Highway Infrastructure Ltd.	1,211,100	577
*,^ China Huarong Energy Co. Ltd.		9,164,229	570
*,^ Macau Legend Development Ltd.		2,055,000	556
^	SA Sa International Holdings Ltd.	1,235,844	553
	Kowloon Development Co. Ltd.	406,000	512
	Parkson Retail Group Ltd.	1,727,000	296
			693,627
Hungary (0.1%)
	OTP Bank plc	254,384	5,222
	Richter Gedeon Nyrt	210,045	3,377
	MOL Hungarian Oil & Gas plc	62,385	3,292
*	Magyar Telekom Telecommunications plc	520,363	755
			12,646
India (2.2%)
	Housing Development Finance Corp. Ltd.	2,130,016	44,506
	Infosys Ltd. ADR	2,503,014	42,326
	Tata Consultancy Services Ltd.	629,064	24,631
	HDFC Bank Ltd. ADR	392,698	24,532
2	Reliance Industries Ltd. GDR	772,696	24,069
	ICICI Bank Ltd. ADR	1,910,669	19,240
	Sun Pharmaceutical Industries Ltd.	1,483,067	19,078
	Hindustan Unilever Ltd.	954,345	13,741
	ITC Ltd.	2,533,700	12,878
	Coal India Ltd.	1,776,357	12,163
	Oil & Natural Gas Corp. Ltd.	2,749,829	11,728
	Bharti Airtel Ltd.	1,713,056	11,210
	HCL Technologies Ltd.	711,637	11,112
	Axis Bank Ltd.	1,238,396	11,070
	Wipro Ltd. ADR	865,252	10,695
	Reliance Industries Ltd.	648,320	10,129
	State Bank of India GDR	231,748	9,698
	Kotak Mahindra Bank Ltd.	865,442	9,384
	Mahindra & Mahindra Ltd.	403,661	8,584
	Larsen & Toubro Ltd.	295,104	8,255
*	Tata Motors Ltd.	1,353,295	8,101
	Dr Reddy's Laboratories Ltd. ADR	125,013	8,045
	Lupin Ltd.	292,387	7,738
*	IndusInd Bank Ltd.	384,170	5,854
	NTPC Ltd. (Common)	2,650,148	5,605
	Hero MotoCorp Ltd.	131,036	5,482
	Asian Paints Ltd.	385,366	5,305

Idea Cellular Ltd.	1,926,381	5,208
* Bharti Infratel Ltd.	733,486	5,128
Tech Mahindra Ltd.	599,735	4,986
Maruti Suzuki India Ltd.	72,758	4,915
Eicher Motors Ltd.	16,180	4,810
Cipla Ltd.	430,107	4,754
* United Spirits Ltd.	79,795	4,609
Zee Entertainment Enterprises Ltd.	719,029	4,469
* Ultratech Cement Ltd.	88,072	4,325
Aurobindo Pharma Ltd.	358,662	4,267
* Bosch Ltd.	10,092	3,890
Power Grid Corp. of India Ltd.	1,692,921	3,749
Bajaj Auto Ltd.	93,005	3,662
Bharat Heavy Electricals Ltd.	786,675	3,423
Godrej Consumer Products Ltd.	159,504	3,422
Vedanta Ltd.	1,661,931	3,377
Adani Ports & Special Economic Zone Ltd.	662,551	3,368
Bharat Petroleum Corp. Ltd.	232,403	3,359
Dabur India Ltd.	699,351	3,198
Shriram Transport Finance Co. Ltd.	222,867	3,109
Nestle India Ltd.	30,989	3,072
Yes Bank Ltd.	233,337	3,016
Ambuja Cements Ltd.	822,353	2,978
Indian Oil Corp. Ltd.	422,695	2,843
* Glenmark Pharmaceuticals Ltd.	175,907	2,776
Siemens Ltd.	114,459	2,596
LIC Housing Finance Ltd.	331,163	2,578
Motherson Sumi Systems Ltd.	425,121	2,308
GAIL India Ltd.	407,697	2,257
Bharat Forge Ltd.	124,703	2,233
IDFC Ltd.	952,848	2,226
Indiabulls Housing Finance Ltd.	190,150	2,188
Marico Ltd.	302,103	2,072
JSW Steel Ltd.	158,625	2,056
Shree Cement Ltd.	11,197	1,994
Rural Electrification Corp. Ltd.	462,840	1,956
Cadila Healthcare Ltd.	65,808	1,936
Hindustan Petroleum Corp. Ltd.	133,397	1,917
Britannia Industries Ltd.	38,545	1,896
Hindalco Industries Ltd.	1,105,952	1,815
Oracle Financial Services Software Ltd.	28,014	1,768
Infosys Ltd.	100,948	1,698
NMDC Ltd.	1,061,906	1,694
Cairn India Ltd.	608,883	1,642
* Divi's Laboratories Ltd.	53,368	1,633
Power Finance Corp. Ltd.	424,235	1,628
Piramal Enterprises Ltd.	113,237	1,625
Grasim Industries Ltd.	27,587	1,599
Bharat Electronics Ltd.	25,713	1,597
Crompton Greaves Ltd.	556,042	1,592
United Breweries Ltd.	92,063	1,516
GlaxoSmithKline Pharmaceuticals Ltd.	27,224	1,498
Bajaj Finserv Ltd.	51,563	1,484
Bank of Baroda	536,326	1,483
Mahindra & Mahindra Financial Services Ltd.	365,610	1,481
ABB India Ltd.	68,401	1,479
Titan Co. Ltd.	285,514	1,438

Pidilite Industries Ltd.	164,767	1,434
Cummins India Ltd.	89,094	1,391
* Reliance Communications Ltd.	1,262,907	1,388
Colgate-Palmolive India Ltd.	43,789	1,359
Tata Power Co. Ltd.	1,268,025	1,354
HDFC Bank Ltd.	77,527	1,344
Aditya Birla Nuvo Ltd.	38,632	1,325
ACC Ltd.	60,220	1,302
GlaxoSmithKline Consumer Healthcare Ltd.	12,832	1,260
Castrol India Ltd.	158,779	1,219
Tata Steel Ltd.	312,155	1,205
Ashok Leyland Ltd.	914,684	1,204
Steel Authority of India Ltd.	1,327,539	1,163
ICICI Bank Ltd.	242,659	1,149
Oil India Ltd.	161,291	1,091
Reliance Infrastructure Ltd.	162,539	1,050
Punjab National Bank	443,003	1,042
Wockhardt Ltd.	40,782	998
Reliance Capital Ltd.	161,186	980
DLF Ltd.	531,581	953
Dr Reddy's Laboratories Ltd.	14,261	910
Hindustan Zinc Ltd.	339,512	832
Bajaj Holdings & Investment Ltd.	35,960	829
* Mphasis Ltd.	112,858	740
Wipro Ltd.	75,365	669
JSW Energy Ltd.	484,420	636
* Tata Communications Ltd.	87,649	616
* Jindal Steel & Power Ltd.	468,685	577
NHPC Ltd.	1,955,291	576
Exide Industries Ltd.	250,282	572
Godrej Industries Ltd.	92,551	564
Canara Bank	127,276	548
GMR Infrastructure Ltd.	2,482,241	541
* Adani Power Ltd.	1,222,627	522
* Essar Oil Ltd.	172,738	520
Union Bank of India	188,519	518
Sun TV Network Ltd.	94,259	497
Tata Chemicals Ltd.	61,655	471
Adani Enterprises Ltd.	322,956	439
* Reliance Power Ltd.	653,447	435
Bank of India	146,073	371
* IDBI Bank Ltd.	356,488	365
Torrent Power Ltd.	143,644	329
* Mangalore Refinery & Petrochemicals Ltd.	276,782	315
Great Eastern Shipping Co. Ltd.	57,738	313
* Jaiprakash Associates Ltd.	1,377,495	206
Oriental Bank of Commerce	72,758	194
* Unitech Ltd.	1,523,516	180
* Adani Transmissions Ltd.	322,956	143
Corp Bank	112,610	91
		579,485
Indonesia (0.4%)
Bank Central Asia Tbk PT	16,687,700	16,144
Telekomunikasi Indonesia Persero Tbk PT	68,668,396	14,893
Astra International Tbk PT	27,403,058	13,463
Bank Rakyat Indonesia Persero Tbk PT	14,708,900	10,842
Bank Mandiri Persero Tbk PT	12,780,578	8,985

Unilever Indonesia Tbk PT	1,727,400	5,106
Perusahaan Gas Negara Persero Tbk PT	14,173,400	4,185
United Tractors Tbk PT	2,358,858	3,516
Bank Negara Indonesia Persero Tbk PT	9,952,934	3,502
Kalbe Farma Tbk PT	25,935,881	3,342
Semen Indonesia Persero Tbk PT	4,284,200	3,194
Indofood Sukses Makmur Tbk PT	6,555,000	2,956
Indocement Tunggal Prakarsa Tbk PT	1,910,200	2,825
Gudang Garam Tbk PT	618,400	2,261
Charoen Pokphand Indonesia Tbk PT	10,918,300	2,051
Surya Citra Media Tbk PT	7,494,100	1,631
* Tower Bersama Infrastructure Tbk PT	2,633,600	1,629
Indofood CBP Sukses Makmur Tbk PT	1,649,000	1,499
Bank Danamon Indonesia Tbk PT	3,890,294	1,206
Jasa Marga Persero Tbk PT	2,496,000	1,063
Media Nusantara Citra Tbk PT	5,807,500	877
Global Mediacom Tbk PT	9,209,900	845
* XL Axiata Tbk PT	3,614,400	791
Adaro Energy Tbk PT	18,145,458	790
Astra Agro Lestari Tbk PT	400,000	594
Tambang Batubara Bukit Asam Persero Tbk PT	958,600	425
* Indosat Tbk PT	1,188,500	378
Indo Tambangraya Megah Tbk PT	444,600	319
* Vale Indonesia Tbk PT	2,111,500	306
* Aneka Tambang Persero Tbk PT	3,116,500	109
		109,727
Ireland (0.2%)
* Bank of Ireland	37,483,187	15,754
Kerry Group plc Class A	199,710	15,163
Ryanair Holdings plc ADR	142,583	10,567
Smurfit Kappa Group plc	317,599	9,531
Ryanair Holdings plc	20,481	280
* Irish Bank Resolution Corp. Ltd.	236,607	—
		51,295
Israel (0.6%)
Teva Pharmaceutical Industries Ltd.	1,311,891	90,960
* Bank Leumi Le-Israel BM	1,754,984	7,643
Bank Hapoalim BM	1,345,088	7,467
Bezeq The Israeli Telecommunication Corp. Ltd.	2,553,698	4,709
NICE-Systems Ltd.	73,162	4,668
Israel Chemicals Ltd.	638,352	4,410
* Israel Discount Bank Ltd. Class A	1,405,679	2,833
Elbit Systems Ltd.	33,441	2,760
Azrieli Group	59,797	2,479
Frutarom Industries Ltd.	48,406	2,040
Mizrahi Tefahot Bank Ltd.	152,783	1,956
Delek Group Ltd.	6,263	1,850
Gazit-Globe Ltd.	145,773	1,717
Israel Corp. Ltd.	3,093	1,090
Osem Investments Ltd.	48,527	1,026
Paz Oil Co. Ltd.	6,349	1,016
First International Bank Of Israel Ltd.	58,300	835
Shikun & Binui Ltd.	305,359	715
* Strauss Group Ltd.	42,524	671
Harel Insurance Investments & Financial Services Ltd.	135,466	670
Melisron Ltd.	18,436	668

*	Oil Refineries Ltd.	1,179,965	490
*	Clal Insurance Enterprises Holdings Ltd.	22,729	397
*	Partner Communications Co. Ltd.	91,767	395
	Delek Automotive Systems Ltd.	29,330	327
*	Cellcom Israel Ltd. (Registered)	50,556	314
*	Kenon Holdings Ltd.	18,081	284
	Migdal Insurance & Financial Holding Ltd.	232,284	275
*	Tower Semiconductor Ltd.	312	4
*	Shufersal Ltd.	1	—
			144,669
Italy (1.8%)
	Intesa Sanpaolo SPA (Registered)	16,461,232	63,271
	Eni SPA	3,368,431	58,942
	Enel SPA	9,386,691	44,162
	UniCredit SPA	6,574,352	43,552
	Assicurazioni Generali SPA	1,726,980	33,993
*	Fiat Chrysler Automobiles NV	1,201,924	18,856
*	Telecom Italia SPA (Registered)	14,259,289	18,847
	Luxottica Group SPA	240,106	17,396
	Atlantia SPA	552,800	14,752
	Snam SPA	2,930,448	14,390
	CNH Industrial NV	1,266,825	11,324
	Unione di Banche Italiane SCpA	1,179,517	9,559
	Terna Rete Elettrica Nazionale SPA	1,944,608	9,063
*	Banco Popolare SC	494,930	8,572
	Telecom Italia SPA (Bearer)	8,216,060	8,513
	Mediobanca SPA	759,944	8,262
*	Finmeccanica SPA	533,240	7,677
	Pirelli & C. SPA	455,147	7,546
	Prysmian SPA	289,286	6,637
	EXOR SPA	131,016	6,593
	Banca Monte dei Paschi di Siena SPA	3,265,103	6,460
	Mediaset SPA	1,032,319	5,229
	Tenaris SA	370,489	4,671
	Enel Green Power SPA	2,075,752	4,311
	UnipolSai SPA	1,598,673	4,155
	Tenaris SA ADR	137,850	3,467
	Davide Campari-Milano SPA	395,956	3,166
*,^ Saipem SPA		334,316	2,917
	Mediolanum SPA	347,423	2,777
	Salvatore Ferragamo SPA	63,149	1,997
	Parmalat SPA	449,330	1,182
			452,239
Japan (17.8%)
	Toyota Motor Corp.	3,623,077	241,449
	Mitsubishi UFJ Financial Group Inc.	19,350,507	140,357
	Honda Motor Co. Ltd.	2,454,946	82,697
	Sumitomo Mitsui Financial Group Inc.	1,838,414	82,492
	SoftBank Group Corp.	1,288,854	71,691
	Mizuho Financial Group Inc.	32,723,263	70,980
	KDDI Corp.	2,540,566	64,756
	Japan Tobacco Inc.	1,443,400	56,007
	Takeda Pharmaceutical Co. Ltd.	1,058,331	53,371
	East Japan Railway Co.	519,226	51,285
	Seven & i Holdings Co. Ltd.	1,066,729	49,226
*	Sony Corp.	1,717,900	48,736

Astellas Pharma Inc.	3,021,380	45,621
Central Japan Railway Co.	259,612	45,432
Canon Inc.	1,420,077	45,425
FANUC Corp.	268,583	44,932
Mitsubishi Corp.	1,934,494	41,901
Hitachi Ltd.	6,330,350	41,055
Tokio Marine Holdings Inc.	976,627	40,837
Murata Manufacturing Co. Ltd.	274,400	40,593
NTT DOCOMO Inc.	1,894,600	40,056
Mitsubishi Estate Co. Ltd.	1,731,247	38,571
Mitsui Fudosan Co. Ltd.	1,299,500	36,871
Kao Corp.	721,600	36,602
Fast Retailing Co. Ltd.	71,700	35,440
Bridgestone Corp.	910,897	34,352
Nomura Holdings Inc.	4,810,100	34,287
Panasonic Corp.	2,910,384	34,179
Nissan Motor Co. Ltd.	3,477,625	33,710
Shin-Etsu Chemical Co. Ltd.	563,166	33,669
Denso Corp.	653,545	32,403
Fuji Heavy Industries Ltd.	858,900	31,854
Nippon Telegraph & Telephone Corp.	817,614	31,490
Dai-ichi Life Insurance Co. Ltd.	1,543,600	31,367
Keyence Corp.	61,621	31,148
Mitsui & Co. Ltd.	2,359,418	30,624
Kubota Corp.	1,710,266	29,378
Mitsubishi Electric Corp.	2,703,148	29,008
Nidec Corp.	313,892	28,182
Nippon Steel & Sumitomo Metal Corp.	11,576,069	27,439
ORIX Corp.	1,771,900	26,578
Nintendo Co. Ltd.	147,800	26,042
FUJIFILM Holdings Corp.	627,372	24,959
Hoya Corp.	587,100	24,838
ITOCHU Corp.	2,007,358	24,703
Eisai Co. Ltd.	378,011	24,648
Sumitomo Mitsui Trust Holdings Inc.	5,237,168	24,255
Komatsu Ltd.	1,306,200	24,232
Daikin Industries Ltd.	367,914	23,789
MS&AD Insurance Group Holdings Inc.	746,475	23,507
Mitsubishi Heavy Industries Ltd.	4,392,890	23,304
Kyocera Corp.	451,024	23,253
Daiwa House Industry Co. Ltd.	885,406	22,039
SMC Corp.	83,853	21,343
Sumitomo Realty & Development Co. Ltd.	585,762	20,539
Suzuki Motor Corp.	570,400	19,942
Daiichi Sankyo Co. Ltd.	951,540	19,535
Secom Co. Ltd.	282,444	19,012
Otsuka Holdings Co. Ltd.	525,400	18,926
Daiwa Securities Group Inc.	2,419,500	18,862
West Japan Railway Co.	260,194	18,692
Asahi Group Holdings Ltd.	548,883	18,397
Sompo Japan Nipponkoa Holdings Inc.	522,000	18,396
Oriental Land Co. Ltd.	285,104	18,089
Shionogi & Co. Ltd.	445,800	17,770
Kirin Holdings Co. Ltd.	1,147,956	17,718
Sumitomo Corp.	1,538,738	17,549
Tokyo Gas Co. Ltd.	3,241,242	17,548
Resona Holdings Inc.	3,177,273	17,543

Dentsu Inc.	307,218	17,473
Toray Industries Inc.	2,163,390	17,267
Nitto Denko Corp.	228,659	17,242
Rakuten Inc.	1,064,800	17,196
Olympus Corp.	437,605	16,802
Chubu Electric Power Co. Inc.	968,265	16,490
Ajinomoto Co. Inc.	711,697	16,422
Toshiba Corp.	5,197,452	15,931
Sumitomo Electric Industries Ltd.	1,046,594	15,659
Ono Pharmaceutical Co. Ltd.	127,700	15,433
Shimano Inc.	109,700	15,276
* Tokyo Electric Power Co. Inc.	2,118,763	15,252
Aeon Co. Ltd.	995,500	15,220
Mazda Motor Corp.	732,300	14,423
Recruit Holdings Co. Ltd.	453,450	14,335
* Kansai Electric Power Co. Inc.	1,056,500	14,329
MEIJI Holdings Co. Ltd.	100,045	14,265
JX Holdings Inc.	3,286,430	14,045
Asahi Kasei Corp.	1,823,307	13,898
T&D Holdings Inc.	902,179	13,737
Inpex Corp.	1,259,930	13,723
JFE Holdings Inc.	702,500	13,148
Toyota Industries Corp.	235,057	13,016
Japan Exchange Group Inc.	373,700	13,011
Shiseido Co. Ltd.	535,599	12,954
Fujitsu Ltd.	2,460,055	12,940
Tokyo Electron Ltd.	234,656	12,912
Marubeni Corp.	2,290,774	12,774
Sysmex Corp.	190,320	12,366
Sumitomo Chemical Co. Ltd.	2,159,500	12,326
Mitsubishi Chemical Holdings Corp.	1,803,515	11,822
Terumo Corp.	456,902	11,796
TDK Corp.	168,500	11,769
Unicharm Corp.	482,879	11,638
Tokyu Corp.	1,577,537	11,601
Yamato Holdings Co. Ltd.	516,676	11,492
Hankyu Hanshin Holdings Inc.	1,812,700	11,459
Isuzu Motors Ltd.	820,500	11,397
Daito Trust Construction Co. Ltd.	107,400	11,364
Sekisui House Ltd.	761,489	11,356
Chugai Pharmaceutical Co. Ltd.	312,100	11,348
NEC Corp.	3,520,000	11,271
Omron Corp.	283,300	11,145
Aisin Seiki Co. Ltd.	268,309	10,881
Osaka Gas Co. Ltd.	2,697,921	10,788
Yakult Honsha Co. Ltd.	151,340	10,075
Makita Corp.	180,600	10,010
Bank of Yokohama Ltd.	1,559,869	9,893
Ricoh Co. Ltd.	980,241	9,699
NGK Insulators Ltd.	379,000	9,693
Tohoku Electric Power Co. Inc.	651,800	9,582
Kawasaki Heavy Industries Ltd.	2,154,037	9,432
Dai Nippon Printing Co. Ltd.	842,566	9,385
Nitori Holdings Co. Ltd.	103,382	9,308
Yamaha Motor Co. Ltd.	399,200	9,097
Isetan Mitsukoshi Holdings Ltd.	498,140	9,070
Kikkoman Corp.	259,000	9,061

Sumitomo Metal Mining Co. Ltd.	672,700	9,051
* Kyushu Electric Power Co. Inc.	629,848	8,950
Shizuoka Bank Ltd.	781,877	8,817
Kintetsu Group Holdings Co. Ltd.	2,437,500	8,687
Taisei Corp.	1,472,700	8,675
NTT Data Corp.	180,900	8,639
Electric Power Development Co. Ltd.	244,900	8,480
Odakyu Electric Railway Co. Ltd.	845,210	8,458
NSK Ltd.	641,700	8,271
Konica Minolta Inc.	658,689	8,197
Santen Pharmaceutical Co. Ltd.	558,000	8,197
IHI Corp.	2,006,000	7,992
Alps Electric Co. Ltd.	253,300	7,989
^ Yahoo Japan Corp.	1,822,300	7,978
Chiba Bank Ltd.	1,001,500	7,972
LIXIL Group Corp.	387,773	7,774
Shimizu Corp.	884,000	7,774
Toyota Tsusho Corp.	304,502	7,721
Asahi Glass Co. Ltd.	1,307,300	7,680
Rohm Co. Ltd.	130,500	7,552
Mitsubishi Motors Corp.	881,520	7,500
Minebea Co. Ltd.	473,000	7,435
Asics Corp.	255,200	7,334
NGK Spark Plug Co. Ltd.	271,908	7,220
Suntory Beverage & Food Ltd.	169,700	7,185
Nippon Paint Holdings Co. Ltd.	249,000	7,136
Obayashi Corp.	908,700	7,012
TOTO Ltd.	427,000	6,979
Seiko Epson Corp.	393,200	6,942
Tobu Railway Co. Ltd.	1,424,690	6,882
Ryohin Keikaku Co. Ltd.	32,000	6,859
Keio Corp.	811,031	6,755
Kobe Steel Ltd.	4,303,000	6,683
Koito Manufacturing Co. Ltd.	169,500	6,647
Lawson Inc.	88,700	6,622
Toppan Printing Co. Ltd.	759,000	6,593
Don Quijote Holdings Co. Ltd.	153,700	6,583
Chugoku Electric Power Co. Inc.	433,900	6,506
Mitsubishi Materials Corp.	1,793,000	6,491
NH Foods Ltd.	262,000	6,387
^ Casio Computer Co. Ltd.	318,426	6,367
J Front Retailing Co. Ltd.	334,600	6,318
Yamaha Corp.	266,500	6,276
Bandai Namco Holdings Inc.	279,100	6,201
Nippon Yusen KK	2,254,700	6,162
Aozora Bank Ltd.	1,575,488	6,047
Nippon Express Co. Ltd.	1,135,500	6,026
Joyo Bank Ltd.	1,009,072	5,961
Seibu Holdings Inc.	259,635	5,946
Fukuoka Financial Group Inc.	1,151,700	5,944
Kyowa Hakko Kirin Co. Ltd.	363,000	5,926
Sekisui Chemical Co. Ltd.	522,000	5,813
Daicel Corp.	423,700	5,766
Kuraray Co. Ltd.	488,700	5,761
Bank of Kyoto Ltd.	488,000	5,754
Taiheiyo Cement Corp.	1,740,000	5,745
M3 Inc.	243,800	5,744

Kajima Corp.	1,147,200	5,710
JTEKT Corp.	328,500	5,694
Oji Holdings Corp.	1,292,200	5,647
Nikon Corp.	471,920	5,610
Nomura Research Institute Ltd.	135,500	5,576
Suruga Bank Ltd.	259,300	5,566
Keikyu Corp.	664,657	5,471
Shimadzu Corp.	363,000	5,398
USS Co. Ltd.	300,800	5,300
Pigeon Corp.	171,600	5,241
Hirose Electric Co. Ltd.	43,560	5,208
Trend Micro Inc.	142,000	5,188
Tokyu Fudosan Holdings Corp.	678,023	5,108
JGC Corp.	297,604	5,094
Marui Group Co. Ltd.	361,700	5,077
Hiroshima Bank Ltd.	866,200	5,075
Nisshin Seifun Group Inc.	350,325	5,022
Toyo Suisan Kaisha Ltd.	132,200	5,013
Nissin Foods Holdings Co. Ltd.	110,900	5,010
Kansai Paint Co. Ltd.	307,000	4,997
Brother Industries Ltd.	360,300	4,993
ANA Holdings Inc.	1,565,258	4,985
Mitsubishi Tanabe Pharma Corp.	296,800	4,966
Haseko Corp.	390,600	4,929
Japan Airlines Co. Ltd.	130,388	4,919
Iyo Bank Ltd.	386,000	4,910
Credit Saison Co. Ltd.	219,984	4,864
Shinsei Bank Ltd.	2,215,000	4,857
Hulic Co. Ltd.	487,043	4,832
Amada Holdings Co. Ltd.	489,100	4,807
Hamamatsu Photonics KK	183,700	4,800
JSR Corp.	281,500	4,699
Hino Motors Ltd.	361,700	4,685
Mitsui Chemicals Inc.	1,246,000	4,685
Gunma Bank Ltd.	628,000	4,678
Keisei Electric Railway Co. Ltd.	383,000	4,675
Teijin Ltd.	1,276,000	4,649
Sony Financial Holdings Inc.	241,600	4,634
Hokuhoku Financial Group Inc.	1,956,000	4,620
MediPal Holdings Corp.	256,300	4,578
Mitsui OSK Lines Ltd.	1,521,500	4,575
Stanley Electric Co. Ltd.	214,400	4,571
Keihan Electric Railway Co. Ltd.	696,000	4,564
Nissan Chemical Industries Ltd.	207,600	4,546
Seven Bank Ltd.	934,260	4,451
Sojitz Corp.	1,915,000	4,429
^ Yamaguchi Financial Group Inc.	329,000	4,412
Calbee Inc.	98,804	4,404
NOK Corp.	150,500	4,402
Nagoya Railroad Co. Ltd.	1,169,000	4,393
MISUMI Group Inc.	352,252	4,348
Mabuchi Motor Co. Ltd.	72,300	4,346
Alfresa Holdings Corp.	257,900	4,344
Obic Co. Ltd.	90,700	4,310
Hokuriku Electric Power Co.	279,000	4,300
Taisho Pharmaceutical Holdings Co. Ltd.	62,800	4,231
Hachijuni Bank Ltd.	544,000	4,223

	Tsuruha Holdings Inc.	47,908	4,206
	Tosoh Corp.	795,000	4,159
	Hisamitsu Pharmaceutical Co. Inc.	113,601	4,150
	SBI Holdings Inc.	297,190	4,127
	Japan Airport Terminal Co. Ltd.	77,100	4,100
	Sohgo Security Services Co. Ltd.	91,800	4,094
	Toho Gas Co. Ltd.	679,000	4,066
	Toho Co. Ltd.	171,800	4,062
	FamilyMart Co. Ltd.	83,700	4,059
	Kose Corp.	41,400	4,043
	Mitsubishi UFJ Lease & Finance Co. Ltd.	748,500	4,028
	Yaskawa Electric Corp.	337,900	4,020
	Air Water Inc.	231,000	4,008
	Suzuken Co. Ltd.	112,587	3,999
^	Daihatsu Motor Co. Ltd.	280,300	3,982
	NTN Corp.	699,000	3,971
	Yamada Denki Co. Ltd.	1,031,600	3,952
	Tokyo Tatemono Co. Ltd.	275,500	3,866
	AEON Financial Service Co. Ltd.	147,900	3,851
	Iida Group Holdings Co. Ltd.	218,600	3,835
	Takashimaya Co. Ltd.	398,000	3,824
	Sumitomo Heavy Industries Ltd.	757,200	3,820
	Hitachi Metals Ltd.	256,000	3,819
	TonenGeneral Sekiyu KK	382,000	3,812
	Ezaki Glico Co. Ltd.	69,400	3,805
	Toyo Seikan Group Holdings Ltd.	244,500	3,802
	Shimamura Co. Ltd.	36,532	3,779
	Hakuhodo DY Holdings Inc.	336,100	3,772
	Chugoku Bank Ltd.	241,300	3,770
	Rinnai Corp.	51,700	3,667
	Nankai Electric Railway Co. Ltd.	729,000	3,665
	Shikoku Electric Power Co. Inc.	215,572	3,638
	Kaken Pharmaceutical Co. Ltd.	97,201	3,637
	Sumitomo Rubber Industries Ltd.	236,800	3,580
	Otsuka Corp.	67,900	3,564
	Yokogawa Electric Corp.	315,500	3,560
	Kobayashi Pharmaceutical Co. Ltd.	44,800	3,524
	Nabtesco Corp.	160,100	3,520
	Sotetsu Holdings Inc.	597,000	3,519
	Sega Sammy Holdings Inc.	280,100	3,507
	Kewpie Corp.	153,900	3,490
	Miraca Holdings Inc.	75,300	3,479
	THK Co. Ltd.	177,500	3,440
	Kurita Water Industries Ltd.	156,100	3,422
	Fuji Electric Co. Ltd.	807,000	3,347
*	Hokkaido Electric Power Co. Inc.	276,600	3,337
	Citizen Holdings Co. Ltd.	495,800	3,310
	Kaneka Corp.	451,000	3,262
^	Lion Corp.	377,000	3,252
*,^ Acom Co. Ltd.		678,100	3,234
	77 Bank Ltd.	497,000	3,233
	Nippon Shokubai Co. Ltd.	217,000	3,215
	Hoshizaki Electric Co. Ltd.	53,593	3,197
	Mitsubishi Gas Chemical Co. Inc.	571,000	3,175
	Zenkoku Hosho Co. Ltd.	87,000	3,170
	Nomura Real Estate Holdings Inc.	156,400	3,130
	Nishi-Nippon City Bank Ltd.	1,030,700	3,126

	Yamazaki Baking Co. Ltd.	195,000	3,109
	Dowa Holdings Co. Ltd.	320,000	3,048
	Sugi Holdings Co. Ltd.	59,465	3,039
	Konami Corp.	143,500	2,995
	Toyo Tire & Rubber Co. Ltd.	135,800	2,981
	Benesse Holdings Inc.	110,200	2,980
	Kakaku.com Inc.	185,888	2,966
	Sawai Pharmaceutical Co. Ltd.	48,200	2,957
	Aeon Mall Co. Ltd.	156,780	2,941
	Nexon Co. Ltd.	214,438	2,934
	Sankyo Co. Ltd.	76,600	2,909
	DeNA Co. Ltd.	146,300	2,907
	Taiyo Nippon Sanso Corp.	245,800	2,882
	Aoyama Trading Co. Ltd.	71,700	2,854
	Mitsubishi Logistics Corp.	196,000	2,851
	Yokohama Rubber Co. Ltd.	144,000	2,849
	Showa Shell Sekiyu KK	301,700	2,835
	Kamigumi Co. Ltd.	301,000	2,832
*,^ Sharp Corp.		2,123,657	2,815
	Nippon Shinyaku Co. Ltd.	84,000	2,804
	NHK Spring Co. Ltd.	262,100	2,779
	Ibiden Co. Ltd.	165,400	2,738
	Sundrug Co. Ltd.	46,100	2,697
	Nippon Electric Glass Co. Ltd.	553,500	2,694
	CyberAgent Inc.	62,100	2,681
	Ebara Corp.	588,000	2,675
	Square Enix Holdings Co. Ltd.	106,100	2,669
	Sumitomo Dainippon Pharma Co. Ltd.	220,300	2,635
	Kawasaki Kisen Kaisha Ltd.	1,178,000	2,631
	Disco Corp.	33,900	2,621
	Showa Denko KK	2,102,200	2,591
	Matsumotokiyoshi Holdings Co. Ltd.	53,200	2,569
	Nifco Inc.	59,000	2,558
	Nishi-Nippon Railroad Co. Ltd.	510,000	2,530
	DIC Corp.	1,067,700	2,522
	Denki Kagaku Kogyo KK	606,000	2,521
	Nichirei Corp.	381,000	2,489
	Izumi Co. Ltd.	53,200	2,482
	Idemitsu Kosan Co. Ltd.	135,000	2,477
	Temp Holdings Co. Ltd.	59,900	2,471
	Sumco Corp.	244,786	2,447
	Tadano Ltd.	151,000	2,435
	Park24 Co. Ltd.	132,900	2,417
	Tokai Tokyo Financial Holdings Inc.	315,600	2,411
	Rohto Pharmaceutical Co. Ltd.	135,400	2,406
	Seino Holdings Co. Ltd.	208,600	2,405
	Ube Industries Ltd.	1,369,000	2,402
	Nippon Kayaku Co. Ltd.	237,000	2,402
	Zeon Corp.	247,000	2,394
	Nihon Kohden Corp.	106,600	2,366
	Hitachi Chemical Co. Ltd.	133,700	2,365
	H2O Retailing Corp.	112,200	2,353
^	Sanrio Co. Ltd.	83,488	2,323
	Fujikura Ltd.	435,000	2,312
	Maruichi Steel Tube Ltd.	89,400	2,307
	COMSYS Holdings Corp.	151,200	2,293
	Nipro Corp.	216,100	2,286

Sanwa Holdings Corp.	300,500	2,284
Glory Ltd.	78,100	2,280
Nisshinbo Holdings Inc.	204,000	2,260
Hitachi Construction Machinery Co. Ltd.	135,900	2,259
Nippon Paper Industries Co. Ltd.	136,800	2,249
Azbil Corp.	94,200	2,239
Toyoda Gosei Co. Ltd.	99,200	2,200
Topcon Corp.	97,500	2,190
Jafco Co. Ltd.	44,600	2,189
DMG Mori Co. Ltd.	142,500	2,189
Wacoal Holdings Corp.	171,000	2,184
San-In Godo Bank Ltd.	214,000	2,165
Takara Holdings Inc.	258,900	2,131
Resorttrust Inc.	85,700	2,118
Ushio Inc.	172,000	2,109
Hikari Tsushin Inc.	30,100	2,100
GS Yuasa Corp.	521,000	2,085
Sumitomo Forestry Co. Ltd.	175,000	2,083
OKUMA Corp.	212,000	2,063
Century Tokyo Leasing Corp.	60,544	2,060
SCSK Corp.	57,276	2,048
Start Today Co. Ltd.	63,800	2,043
NTT Urban Development Corp.	205,700	2,021
Japan Aviation Electronics Industry Ltd.	90,000	1,999
Daishi Bank Ltd.	460,000	1,982
North Pacific Bank Ltd.	446,500	1,970
UNY Group Holdings Co. Ltd.	281,700	1,951
Hitachi High-Technologies Corp.	83,700	1,946
Nagase & Co. Ltd.	152,000	1,945
Kinden Corp.	145,000	1,936
Taiyo Yuden Co. Ltd.	153,000	1,918
^ Tsumura & Co.	91,000	1,913
Advantest Corp.	218,700	1,909
Juroku Bank Ltd.	461,000	1,892
Chiyoda Corp.	234,000	1,887
House Foods Group Inc.	93,200	1,884
Sumitomo Osaka Cement Co. Ltd.	499,000	1,871
Okasan Securities Group Inc.	262,000	1,869
HIS Co. Ltd.	50,900	1,857
Skylark Co. Ltd.	127,400	1,847
Shimachu Co. Ltd.	66,300	1,844
Awa Bank Ltd.	291,500	1,836
Coca-Cola East Japan Co. Ltd.	98,500	1,819
TS Tech Co. Ltd.	64,100	1,809
Japan Steel Works Ltd.	486,500	1,804
Musashino Bank Ltd.	44,700	1,777
Oracle Corp. Japan	42,100	1,776
Ito En Ltd.	75,900	1,765
Senshu Ikeda Holdings Inc.	386,440	1,762
ABC-Mart Inc.	29,200	1,759
Daido Steel Co. Ltd.	458,700	1,738
Shiga Bank Ltd.	323,000	1,719
^ Bic Camera Inc.	151,400	1,717
Autobacs Seven Co. Ltd.	94,400	1,716
Mitsui Mining & Smelting Co. Ltd.	693,000	1,700
Sapporo Holdings Ltd.	446,200	1,698
Keiyo Bank Ltd.	335,000	1,688

	Toyobo Co. Ltd.	1,127,000	1,686
^	Kagome Co. Ltd.	100,800	1,663
	Mitsui Engineering & Shipbuilding Co. Ltd.	947,700	1,651
^	K's Holdings Corp.	51,744	1,650
	Hitachi Capital Corp.	59,800	1,631
	Coca-Cola West Co. Ltd.	80,600	1,624
	Tokai Rika Co. Ltd.	63,400	1,601
	Higo Bank Ltd.	258,200	1,594
	Itochu Techno-Solutions Corp.	67,000	1,570
^	Cosmos Pharmaceutical Corp.	11,902	1,533
	Toyota Boshoku Corp.	83,700	1,519
	Pola Orbis Holdings Inc.	24,268	1,488
	Hyakugo Bank Ltd.	309,000	1,475
	Maeda Road Construction Co. Ltd.	78,895	1,445
	SCREEN Holdings Co. Ltd.	275,000	1,442
	Furukawa Electric Co. Ltd.	863,000	1,434
	Kagoshima Bank Ltd.	209,500	1,432
	Lintec Corp.	65,400	1,415
	KYORIN Holdings Inc.	71,920	1,405
	Calsonic Kansei Corp.	191,700	1,397
	Toda Corp.	304,000	1,392
	Capcom Co. Ltd.	63,400	1,390
	Yamato Kogyo Co. Ltd.	58,700	1,382
	Hokkoku Bank Ltd.	378,000	1,378
*	Japan Display Inc.	442,100	1,377
	Nisshin Steel Co. Ltd.	116,300	1,347
	Matsui Securities Co. Ltd.	145,500	1,331
	Anritsu Corp.	185,379	1,330
*	Cosmo Oil Co. Ltd.	818,000	1,324
	Nissan Shatai Co. Ltd.	103,159	1,313
	SKY Perfect JSAT Holdings Inc.	254,400	1,281
	Shochiku Co. Ltd.	154,676	1,270
*	Aiful Corp.	359,692	1,238
	Japan Petroleum Exploration Co. Ltd.	38,900	1,219
	Kissei Pharmaceutical Co. Ltd.	49,000	1,202
	Nippo Corp.	66,531	1,172
	Hyakujushi Bank Ltd.	343,500	1,155
^	Fukuyama Transporting Co. Ltd.	220,000	1,132
	Nippon Television Holdings Inc.	59,500	1,125
	Rengo Co. Ltd.	289,000	1,121
	Heiwa Corp.	50,700	1,113
	Nanto Bank Ltd.	328,000	1,108
*,^ COLOPL Inc.		56,900	1,106
	Onward Holdings Co. Ltd.	169,000	1,098
	Canon Marketing Japan Inc.	68,400	1,080
	FP Corp.	33,206	1,073
	Hitachi Transport System Ltd.	58,900	1,062
^	Gree Inc.	174,200	1,026
	Mochida Pharmaceutical Co. Ltd.	16,600	921
	Exedy Corp.	37,026	917
	Asatsu-DK Inc.	40,100	900
	Komeri Co. Ltd.	35,100	846
	Toshiba TEC Corp.	159,000	833
*	Orient Corp.	449,632	826
	Kandenko Co. Ltd.	125,000	819
	NS Solutions Corp.	20,700	816
	KYB Co. Ltd.	234,476	798

	Toppan Forms Co. Ltd.	54,400	738
	Tokyo Broadcasting System Holdings Inc.	47,300	692
	Fuji Media Holdings Inc.	53,500	690
	Shinko Electric Industries Co. Ltd.	81,800	611
	Daikyo Inc.	340,000	576
	PanaHome Corp.	89,000	562
	Sumitomo Real Estate Sales Co. Ltd.	19,320	516
^	Takata Corp.	40,800	413
	Mitsubishi Shokuhin Co. Ltd.	18,502	411
	TV Asahi Holdings Corp.	26,100	409
*,^ Aplus Financial Co. Ltd.		101,100	110
			4,592,838
Malaysia (0.8%)
	Public Bank Bhd. (Local)	4,258,900	21,157
	Malayan Banking Bhd.	6,925,174	16,652
	Tenaga Nasional Bhd.	4,825,300	15,392
	CIMB Group Holdings Bhd.	7,382,550	10,380
	Axiata Group Bhd.	6,009,224	10,006
	Sime Darby Bhd.	4,325,297	9,868
	DiGi.Com Bhd.	5,116,766	7,227
	Petronas Chemicals Group Bhd.	3,856,868	6,463
	Genting Bhd.	3,037,300	6,460
	Petronas Gas Bhd.	1,069,550	6,189
	Maxis Bhd.	3,515,400	6,126
	IHH Healthcare Bhd.	3,740,400	5,880
	IOI Corp. Bhd.	5,026,865	5,574
	Genting Malaysia Bhd.	4,084,900	4,560
	Kuala Lumpur Kepong Bhd.	723,600	4,159
	MISC Bhd.	2,014,423	4,105
	AMMB Holdings Bhd.	2,583,400	3,775
	IJM Corp. Bhd.	2,118,420	3,759
	Gamuda Bhd.	2,832,900	3,565
	British American Tobacco Malaysia Bhd.	200,400	3,535
	PPB Group Bhd.	818,900	3,313
	SapuraKencana Petroleum Bhd.	5,068,996	3,247
	YTL Corp. Bhd.	7,113,353	2,938
	Hong Leong Bank Bhd.	773,860	2,752
	Telekom Malaysia Bhd.	1,507,900	2,582
	UMW Holdings Bhd.	940,200	2,459
	Petronas Dagangan Bhd.	402,800	2,219
2	Astro Malaysia Holdings Bhd.	2,714,468	2,179
	Malaysia Airports Holdings Bhd.	1,207,600	1,895
	RHB Capital Bhd.	970,600	1,886
	Alliance Financial Group Bhd.	1,633,400	1,810
	YTL Power International Bhd.	3,858,647	1,583
	Westports Holdings Bhd.	1,489,596	1,561
	Lafarge Malaysia Bhd.	624,310	1,542
	KLCCP Stapled Group	729,700	1,353
	Bumi Armada Bhd.	4,390,500	1,272
	IOI Properties Group Bhd.	2,508,754	1,251
	Berjaya Sports Toto Bhd.	1,434,630	1,250
	Hong Leong Financial Group Bhd.	271,500	1,127
	Felda Global Ventures Holdings Bhd.	2,359,400	1,037
	SP Setia Bhd Group	1,102,300	879
	MMC Corp. Bhd.	1,136,100	650
	AirAsia Bhd.	1,657,700	589
	UEM Sunrise Bhd.	2,081,400	531

Malakoff Corp. Bhd.	820,100	371
* Parkson Holdings Bhd.	878,254	307
* Malaysia Marine and Heavy Engineering Holdings Bhd.	445,200	132
		197,547
Mexico (0.9%)
America Movil SAB de CV	39,085,395	38,012
Fomento Economico Mexicano SAB de CV	2,964,734	26,883
Grupo Televisa SAB	3,599,500	25,114
Wal-Mart de Mexico SAB de CV	7,708,953	18,726
Grupo Financiero Banorte SAB de CV	3,099,960	16,315
Grupo Mexico SAB de CV Class B	5,344,355	14,614
* Cemex SAB de CV ADR	1,182,471	10,051
Fibra Uno Administracion SA de CV	3,238,221	7,778
Alfa SAB de CV Class A	3,874,098	7,699
* Grupo Bimbo SAB de CV Class A	2,632,328	7,063
Grupo Financiero Inbursa SAB de CV	2,820,500	6,403
* Cemex SAB de CV	5,949,608	5,070
Mexichem SAB de CV	1,574,871	4,612
Grupo Aeroportuario del Sureste SAB de CV Class B	303,301	4,539
Coca-Cola Femsa SAB de CV	595,424	4,501
Grupo Aeroportuario del Pacifico SAB de CV Class B	459,800	3,630
Grupo Financiero Santander Mexico SAB de CV Class B	2,021,150	3,594
* Promotora y Operadora de Infraestructura SAB de CV	261,493	3,011
Gruma SAB de CV Class B	228,200	2,990
Grupo Carso SAB de CV	647,564	2,940
Industrias Penoles SAB de CV	183,879	2,791
Kimberly-Clark de Mexico SAB de CV Class A	1,147,640	2,662
Gentera SAB de CV	1,517,800	2,610
Arca Continental SAB de CV	404,683	2,436
Alsea SAB de CV	677,905	2,205
Controladora Comercial Mexicana SAB de CV	606,629	1,777
* OHL Mexico SAB de CV	1,039,000	1,698
Megacable Holdings SAB de CV	403,000	1,638
Grupo Lala SAB de CV	639,800	1,480
* Infraestructura Energetica Nova SAB de CV	265,809	1,298
Grupo Comercial Chedraui SA de CV	390,200	1,091
Industrias Bachoco SAB de CV Class B	210,600	1,004
Grupo Elektra SAB DE CV	44,910	979
* Genomma Lab Internacional SAB de CV Class B	1,043,846	969
Grupo Sanborns SAB de CV	528,840	853
* Industrias CH SAB de CV Class B	232,267	822
Organizacion Soriana SAB de CV Class B	330,700	662
Alpek SAB de CV	463,645	638
Concentradora Fibra Danhos SA de CV	283,500	624
* Minera Frisco SAB de CV	989,551	584
		242,366
Netherlands (2.1%)
Unilever NV	2,128,310	95,448
ING Groep NV	5,281,156	89,764
ASML Holding NV	444,172	44,177
Unibail-Rodamco SE	134,668	35,862
Koninklijke Philips NV	1,245,558	34,648
Koninklijke Ahold NV	1,227,092	24,425
Akzo Nobel NV	332,770	23,796
Heineken NV	300,414	23,645
RELX NV	1,288,685	21,482

	Aegon NV	2,603,031	20,008
	Koninklijke KPN NV	4,257,296	16,842
*	Altice SA	128,825	16,255
	Koninklijke DSM NV	240,411	13,712
	Wolters Kluwer NV	403,022	13,352
	ArcelorMittal	1,362,171	12,363
	Randstad Holding NV	150,634	10,305
	Gemalto NV	110,305	9,476
	Heineken Holding NV	132,550	9,210
	NN Group NV	274,325	8,468
	TNT Express NV	624,264	5,230
	Boskalis Westminster NV	106,638	5,215
	Koninklijke Vopak NV	91,483	4,784
*	OCI NV	110,052	3,697
*,2 GrandVision NV		67,767	1,655
			543,819
New Zealand (0.1%)
	Fletcher Building Ltd.	932,655	4,872
	Spark New Zealand Ltd.	2,490,192	4,862
	Auckland International Airport Ltd.	1,236,290	4,410
	Fisher & Paykel Healthcare Corp. Ltd.	720,615	3,568
	Ryman Healthcare Ltd.	549,070	3,043
	SKYCITY Entertainment Group Ltd.	829,181	2,422
	SKY Network Television Ltd.	516,581	2,087
	Mighty River Power Ltd.	937,437	1,708
	Contact Energy Ltd.	504,914	1,650
	Kiwi Property Group Ltd.	1,694,675	1,543
*,^ Xero Ltd.		120,301	1,406
	Air New Zealand Ltd.	718,981	1,252
	Vector Ltd.	358,305	785
	Warehouse Group Ltd.	201,741	343
			33,951
Norway (0.5%)
	DNB ASA	1,463,691	23,838
^	Statoil ASA	1,303,476	22,013
	Telenor ASA	944,309	20,715
	Yara International ASA	242,266	12,058
	Orkla ASA	1,085,591	8,669
	Norsk Hydro ASA	1,836,618	6,844
	Marine Harvest ASA	419,518	5,179
^	Seadrill Ltd.	474,384	4,261
	Schibsted ASA Class A	114,995	4,006
*	Schibsted ASA Class B	115,505	3,775
*	Subsea 7 SA	404,001	3,530
	Gjensidige Forsikring ASA	219,752	3,523
			118,411
Other (0.2%)[3]
4	Vanguard FTSE Emerging Markets ETF	1,008,772	38,656

Peru (0.0%)
	Credicorp Ltd.	65,348	8,633
	Cia de Minas Buenaventura SAA ADR	321,689	2,290
	Credicorp Ltd. (New York Shares)	2,698	356
			11,279
Philippines (0.3%)
	SM Investments Corp.	421,296	8,223

	Philippine Long Distance Telephone Co.	116,820	7,408
	Ayala Land Inc.	8,233,648	6,726
	Ayala Corp.	323,528	5,508
	SM Prime Holdings Inc.	10,881,545	5,101
	Universal Robina Corp.	1,201,320	5,024
	JG Summit Holdings Inc.	3,025,600	4,793
	Bank of the Philippine Islands	2,168,636	4,503
	BDO Unibank Inc.	1,893,618	4,154
	Aboitiz Equity Ventures Inc.	3,206,430	4,105
	Alliance Global Group Inc.	6,459,500	3,189
	International Container Terminal Services Inc.	1,312,110	3,153
	Metropolitan Bank & Trust Co.	1,589,887	3,071
	Jollibee Foods Corp.	693,990	2,882
	GT Capital Holdings Inc.	92,591	2,831
	Aboitiz Power Corp.	2,767,780	2,643
	Manila Electric Co.	373,840	2,443
	Globe Telecom Inc.	36,385	2,051
	DMCI Holdings Inc.	5,878,650	1,525
	Megaworld Corp.	14,335,131	1,485
	Energy Development Corp.	8,788,500	1,376
	LT Group Inc.	3,109,773	1,010
	Semirara Mining and Power Corp. Class A	370,760	965
	Bloomberry Resorts Corp.	3,198,200	678
	Petron Corp.	2,326,000	508
	Emperador Inc.	2,155,296	415
	Travellers International Hotel Group Inc.	1,844,200	215
	San Miguel Corp.	70,926	87
			86,072
Poland (0.3%)
^	Powszechna Kasa Oszczednosci Bank Polski SA	1,184,164	9,172
^	Polski Koncern Naftowy Orlen SA	453,668	9,158
	Powszechny Zaklad Ubezpieczen SA	77,857	8,914
^	Bank Pekao SA	177,313	7,472
^	KGHM Polska Miedz SA	188,867	4,755
	PGE Polska Grupa Energetyczna SA	990,618	4,656
	Polskie Gornictwo Naftowe i Gazownictwo SA	2,398,060	3,997
*	LPP SA	1,729	3,531
*	Bank Zachodni WBK SA	38,539	3,074
	Energa SA	421,425	2,275
	Orange Polska SA	887,824	1,911
*	Cyfrowy Polsat SA	297,947	1,824
	CCC SA	33,941	1,736
*	mBank SA	16,603	1,663
	Asseco Poland SA	98,012	1,496
*	Alior Bank SA	64,100	1,467
*	Grupa Azoty SA	62,436	1,404
	Tauron Polska Energia SA	1,371,871	1,378
*,^ Bank Millennium SA		819,524	1,336
	Eurocash SA	106,107	1,220
^	TVN SA	210,898	1,112
	Enea SA	282,599	1,104
	Bank Handlowy w Warszawie SA	43,749	1,074
*,^ Grupa Lotos SA		126,843	1,059
	Synthos SA	730,818	912
*,^ Getin Noble Bank SA		1,464,514	470
			78,170

Portugal (0.1%)
EDP - Energias de Portugal SA	2,643,665	9,782
Galp Energia SGPS SA	525,993	6,104
Jeronimo Martins SGPS SA	345,463	5,135
* Banco Comercial Portugues SA	49,548,306	3,802
EDP Renovaveis SA	264,218	1,934
* Banco Espirito Santo SA	3,873,216	23
		26,780
Russia (0.8%)
Gazprom PAO ADR	6,436,231	29,927
Lukoil PJSC ADR	670,017	27,738
Magnit PJSC GDR	382,743	20,763
NOVATEK OAO	1,518,156	14,558
Sberbank of Russia	10,836,116	12,710
MMC Norilsk Nickel PJSC ADR	641,718	9,921
Tatneft OAO ADR	328,028	9,653
Rosneft OAO GDR	1,637,299	6,320
Surgutneftegas OAO Preference Shares	10,314,500	6,317
Surgutneftegas OAO ADR	973,709	5,457
Gazprom PAO	2,241,205	5,181
Sberbank of Russia ADR	969,000	4,779
AK Transneft OAO Preference Shares	2,101	4,716
2 VTB Bank JSC GDR	1,928,076	4,544
Mobile TeleSystems OJSC	1,032,110	3,766
VTB Bank JSC	3,172,798,867	3,718
* Uralkali PJSC	1,298,552	3,419
Alrosa PAO	2,372,000	2,740
Severstal PAO GDR	226,041	2,550
Moscow Exchange MICEX-RTS OAO	1,835,580	2,095
Sistema JSFC GDR	192,801	1,637
MegaFon PJSC GDR	127,641	1,583
Novolipetsk Steel OJSC	1,203,913	1,547
RusHydro JSC	172,212,634	1,495
PhosAgro OAO GDR	104,055	1,415
Mobile TeleSystems PJSC ADR	149,805	1,228
Rostelecom PJSC ADR	120,788	977
Rostelecom OJSC	682,908	942
Bashneft PAO	27,887	860
E.ON Russia JSC	18,049,100	759
LSR Group PJSC GDR	302,731	663
Magnitogorsk Iron & Steel Works OJSC	1,828,548	561
Inter RAO UES PJSC	24,257,300	446
Federal Grid Co. Unified Energy System JSC	335,366,667	369
Acron JSC	8,035	333
* Aeroflot - Russian Airlines OJSC	494,114	314
* Rosseti JSC	24,327,627	186
		196,187
Singapore (1.0%)
DBS Group Holdings Ltd.	2,438,559	36,069
Oversea-Chinese Banking Corp. Ltd.	4,301,819	32,407
Singapore Telecommunications Ltd.	10,001,700	29,818
United Overseas Bank Ltd.	1,639,260	26,658
Keppel Corp. Ltd.	1,909,083	10,422
CapitaLand Ltd.	3,542,650	8,363
Singapore Exchange Ltd.	1,210,174	7,069
* Global Logistic Properties Ltd.	4,198,117	7,062

	Wilmar International Ltd.	2,885,454	6,735
	Singapore Press Holdings Ltd.	2,170,121	6,618
	ComfortDelGro Corp. Ltd.	2,778,124	6,114
	Singapore Airlines Ltd.	752,270	5,920
	City Developments Ltd.	814,098	5,561
	Genting Singapore plc	8,307,212	5,328
	Singapore Technologies Engineering Ltd.	2,146,351	5,127
	CapitaLand Mall Trust	3,501,100	5,121
	Ascendas REIT	2,675,100	4,716
	Hutchison Port Holdings Trust	7,555,400	4,530
	Suntec REIT	3,255,095	4,054
	Jardine Cycle & Carriage Ltd.	146,240	3,163
	Sembcorp Industries Ltd.	1,204,700	3,145
	UOL Group Ltd.	622,800	3,057
	CapitaLand Commercial Trust	2,683,435	2,792
	Singapore Post Ltd.	1,885,300	2,687
	Yangzijiang Shipbuilding Holdings Ltd.	2,774,864	2,608
	StarHub Ltd.	786,240	2,199
^	Sembcorp Marine Ltd.	1,113,600	2,125
	Golden Agri-Resources Ltd.	9,123,407	2,099
	Noble Group Ltd.	6,137,272	2,035
	Venture Corp. Ltd.	333,400	1,907
	M1 Ltd.	401,200	915
^	Olam International Ltd.	652,200	875
	SMRT Corp. Ltd.	855,000	865
*,^ Neptune Orient Lines Ltd.		1,113,450	760
	Wing Tai Holdings Ltd.	551,811	758
	SIA Engineering Co. Ltd.	273,000	719
	Yanlord Land Group Ltd.	821,700	578
	Frasers Centrepoint Ltd.	434,000	530
	Fraser and Neave Ltd.	200,000	345
^	COSCO Corp. Singapore Ltd.	998,000	283
	Indofood Agri Resources Ltd.	477,000	203
			252,340
South Africa (1.7%)
	Naspers Ltd.	494,442	70,002
	MTN Group Ltd.	2,401,127	40,043
	Sasol Ltd.	756,010	26,202
	Standard Bank Group Ltd.	1,646,300	19,814
	Steinhoff International Holdings Ltd.	3,176,974	19,359
	FirstRand Ltd.	4,160,891	17,999
	Remgro Ltd.	662,420	13,716
	Sanlam Ltd.	2,412,120	12,743
	Aspen Pharmacare Holdings Ltd.	427,132	12,588
	Bidvest Group Ltd.	439,997	10,764
	Woolworths Holdings Ltd.	1,193,083	9,363
	Shoprite Holdings Ltd.	598,608	7,958
	Growthpoint Properties Ltd.	3,418,213	7,513
	Mr Price Group Ltd.	337,616	6,731
	Netcare Ltd.	2,064,139	6,619
	Barclays Africa Group Ltd.	431,415	6,354
	Nedbank Group Ltd.	265,177	5,316
*	Brait SE	436,855	5,283
	RMB Holdings Ltd.	952,257	5,180
	Mediclinic International Ltd.	574,552	5,116
	Vodacom Group Ltd.	439,886	5,095
	Discovery Ltd.	466,706	5,008

	Tiger Brands Ltd.	215,859	4,860
	Redefine Properties Ltd.	5,123,855	4,676
	Mondi Ltd.	174,016	4,163
	Truworths International Ltd.	611,283	4,132
	Life Healthcare Group Holdings Ltd.	1,361,164	4,024
	SPAR Group Ltd.	232,916	3,642
	MMI Holdings Ltd.	1,443,130	3,358
*	AngloGold Ashanti Ltd.	541,854	3,294
	Hyprop Investments Ltd.	321,676	3,292
	Foschini Group Ltd.	280,994	3,199
	Imperial Holdings Ltd.	232,158	3,138
	Investec Ltd.	325,858	2,951
	AVI Ltd.	440,317	2,788
	Gold Fields Ltd.	1,018,423	2,785
	Pioneer Foods Ltd.	174,326	2,739
	Coronation Fund Managers Ltd.	427,172	2,616
	Capitec Bank Holdings Ltd.	71,015	2,615
	Resilient Property Income Fund Ltd.	324,386	2,583
*	Sappi Ltd.	744,363	2,456
	Capital Property Fund Ltd.	2,075,411	2,417
*	Impala Platinum Holdings Ltd.	664,749	2,398
	Clicks Group Ltd.	309,827	2,361
	Barloworld Ltd.	320,259	2,277
	Nampak Ltd.	804,794	2,041
	Telkom SA SOC Ltd.	398,184	1,933
	Massmart Holdings Ltd.	175,205	1,872
	EOH Holdings Ltd.	134,545	1,833
	Liberty Holdings Ltd.	159,690	1,795
*	Northam Platinum Ltd.	574,261	1,571
*	Anglo American Platinum Ltd.	73,852	1,542
	Pick n Pay Stores Ltd.	288,043	1,346
	PSG Group Ltd.	82,600	1,303
	Reunert Ltd.	258,588	1,291
	Tongaat Hulett Ltd.	133,864	1,291
	AECI Ltd.	148,191	1,265
	DataTec Ltd.	232,911	1,259
	Sibanye Gold Ltd.	946,668	1,251
*	Attacq Ltd.	716,239	1,247
	JSE Ltd.	106,642	1,241
	Omnia Holdings Ltd.	77,343	1,073
	Sun International Ltd.	113,438	1,033
	PPC Ltd.	557,027	990
^	Exxaro Resources Ltd.	165,553	983
*	Distell Group Ltd.	54,945	744
	Santam Ltd.	42,023	710
	African Rainbow Minerals Ltd.	123,570	683
	Pick n Pay Holdings Ltd.	322,871	682
^	Kumba Iron Ore Ltd.	69,564	601
	Fountainhead Property Trust	773,925	591
	Grindrod Ltd.	546,549	579
*,^ Harmony Gold Mining Co. Ltd.		554,830	528
	Murray & Roberts Holdings Ltd.	481,406	494
	Alexander Forbes Group Holdings Ltd.	646,159	460
	Wilson Bayly Holmes-Ovcon Ltd.	59,225	447
*	Adcock Ingram Holdings Ltd.	98,611	391
	Oceana Group Ltd.	37,656	298
	Illovo Sugar Ltd.	242,377	256

^	Assore Ltd.	37,367	250
*,^ ArcelorMittal South Africa Ltd.		189,691	220
*	Royal Bafokeng Platinum Ltd.	67,222	193
*	Adbee Rf Ltd.	17,402	47
*	African Bank Investments Ltd.	1,597,662	—
*	Adcock Ingram Holdings Ltd. Warrants Exp. 7/26/2019	5,387	—
			427,864
South Korea (2.7%)
	Samsung Electronics Co. Ltd. GDR	234,026	118,702
	Samsung Electronics Co. Ltd.	29,892	30,034
^	Hyundai Motor Co.	209,745	26,470
	SK Hynix Inc.	719,799	22,754
	Shinhan Financial Group Co. Ltd. ADR	615,420	22,106
	POSCO ADR	418,039	17,357
	KB Financial Group Inc. ADR	538,749	16,965
	Hyundai Mobis Co. Ltd.	91,652	16,698
	NAVER Corp.	36,867	16,469
	Korea Electric Power Corp. ADR	731,019	15,753
	KT&G Corp.	163,267	15,346
	Amorepacific Corp.	43,185	15,160
	Kia Motors Corp.	349,491	13,018
	LG Chem Ltd.	59,820	12,755
	Samsung Fire & Marine Insurance Co. Ltd.	52,496	12,472
	SK Telecom Co. Ltd. ADR	448,619	10,762
	Hana Financial Group Inc.	395,370	9,840
	Samsung SDS Co. Ltd.	38,926	9,717
	Samsung Life Insurance Co. Ltd.	105,339	9,632
	LG Household & Health Care Ltd.	12,870	9,329
	Samsung C&T Corp.	166,892	8,088
^	SK C&C Co. Ltd.	30,980	8,072
	SK Innovation Co. Ltd.	81,959	6,938
	AMOREPACIFIC Group	40,858	6,779
	Coway Co. Ltd.	75,040	6,246
	SK Holdings Co. Ltd.	34,877	6,189
*,^ Celltrion Inc.		91,840	6,109
	LG Corp.	121,047	5,972
	Korea Zinc Co. Ltd.	14,245	5,964
	LG Display Co. Ltd.	303,892	5,768
	E-Mart Co. Ltd.	28,110	5,737
	Korea Aerospace Industries Ltd.	67,466	5,618
	Kangwon Land Inc.	153,517	5,594
	Samsung SDI Co. Ltd.	74,051	5,414
	Orion Corp.	5,290	5,215
^	Hyundai Steel Co.	103,583	5,161
*	Cheil Industries Inc.	36,071	5,157
	CJ Corp.	19,542	5,095
	Hyundai Development Co-Engineering & Construction	84,728	5,082
	LG Electronics Inc.	146,118	5,075
^	Hyundai Heavy Industries Co. Ltd.	59,568	4,942
^	Hotel Shilla Co. Ltd.	44,126	4,745
^	Daum Kakao Corp.	43,457	4,487
	Lotte Chemical Corp.	20,017	4,452
	Hyundai Glovis Co. Ltd.	26,228	4,363
	KT Corp. ADR	321,058	4,196
	BNK Financial Group Inc.	337,747	3,962
	Hyosung Corp.	32,351	3,926
	Industrial Bank of Korea	328,651	3,882

	NCSoft Corp.	19,520	3,654
	Samsung Securities Co. Ltd.	80,866	3,620
	CJ CheilJedang Corp.	9,891	3,470
	Samsung Electro-Mechanics Co. Ltd.	74,428	3,448
	Hankook Tire Co. Ltd.	98,748	3,432
	KCC Corp.	7,827	3,269
	Lotte Shopping Co. Ltd.	15,062	3,245
*	Woori Bank	395,339	3,224
	Dongbu Insurance Co. Ltd.	64,904	3,062
	Daewoo Securities Co. Ltd.	247,410	3,049
	S-Oil Corp.	55,343	2,955
	KEPCO Plant Service & Engineering Co. Ltd.	28,165	2,826
	Hanwha Corp.	69,631	2,824
	LG Uplus Corp.	284,238	2,805
	Korea Investment Holdings Co. Ltd.	53,307	2,800
	Hyundai Engineering & Construction Co. Ltd.	95,524	2,792
^	Samsung Heavy Industries Co. Ltd.	236,179	2,792
	GS Holdings Corp.	67,896	2,617
	Hyundai Department Store Co. Ltd.	20,832	2,604
^	Yuhan Corp.	10,378	2,396
	Daelim Industrial Co. Ltd.	36,063	2,288
	Hyundai Marine & Fire Insurance Co. Ltd.	80,768	2,186
	Hanwha Life Insurance Co. Ltd.	288,480	2,045
	S-1 Corp.	28,272	2,035
^	OCI Co. Ltd.	24,081	1,986
	Hyundai Wia Corp.	21,679	1,957
	Hanwha Chemical Corp.	107,576	1,896
*	Cheil Worldwide Inc.	114,632	1,872
	DGB Financial Group Inc.	195,930	1,863
	Lotte Confectionery Co. Ltd.	1,095	1,822
^	Hanwha Techwin Co. Ltd.	53,364	1,740
	Hyundai Securities Co. Ltd.	235,771	1,721
*,^ CJ Korea Express Co. Ltd.		11,752	1,721
	Shinsegae Co. Ltd.	9,156	1,628
	Samsung Card Co. Ltd.	48,317	1,592
	Woori Investment & Securities Co. Ltd.	171,984	1,587
*,^ Daewoo Engineering & Construction Co. Ltd.		265,053	1,558
	Lotte Chilsung Beverage Co. Ltd.	812	1,556
*	Korean Air Lines Co. Ltd.	47,219	1,413
^	Halla Visteon Climate Control Corp.	44,463	1,380
	Korea Gas Corp.	37,088	1,335
	Shinhan Financial Group Co. Ltd.	36,524	1,311
^	Paradise Co. Ltd.	64,038	1,296
*,^ GS Engineering & Construction Corp.		57,923	1,285
	SK Networks Co. Ltd.	201,141	1,250
	Mirae Asset Securities Co. Ltd.	33,323	1,247
^	Kumho Petrochemical Co. Ltd.	23,478	1,211
^	LG Hausys Ltd.	7,983	1,206
	NongShim Co. Ltd.	4,445	1,180
*,^ Doosan Infracore Co. Ltd.		176,399	1,145
	Doosan Heavy Industries & Construction Co. Ltd.	64,350	1,094
^	Daewoo International Corp.	61,772	1,094
*,^ NHN Entertainment Corp.		21,817	1,058
*,^ Samsung Engineering Co. Ltd.		39,326	975
	Mando Corp.	8,943	851
	Doosan Corp.	9,725	851
*,^ Hanjin Shipping Co. Ltd.		188,270	812

	LS Corp.	23,936	798
^	SKC Co. Ltd.	26,189	796
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	125,248	743
	KB Financial Group Inc.	23,407	735
^	Hite Jinro Co. Ltd.	35,066	669
^	Samsung Fine Chemicals Co. Ltd.	22,429	657
^	Hyundai Mipo Dockyard Co. Ltd.	12,921	599
*,^ Hyundai Merchant Marine Co. Ltd.		108,151	577
*	KT Corp.	19,695	515
^	KEPCO Engineering & Construction Co. Inc.	18,055	434
	Korea Electric Power Corp.	9,768	423
	POSCO	699	117
	SK Telecom Co. Ltd.	467	99
			702,660
Spain (2.4%)
*	Banco Santander SA	18,708,752	128,897
	Telefonica SA	5,855,202	89,598
	Banco Bilbao Vizcaya Argentaria SA	8,565,869	86,557
	Iberdrola SA	7,414,680	52,321
	Industria de Diseno Textil SA	1,451,989	49,695
	Amadeus IT Holding SA	578,470	25,200
*	Repsol SA	1,428,587	24,033
*	Banco de Sabadell SA	6,036,523	13,740
*	Ferrovial SA	544,344	13,217
	CaixaBank SA	2,730,189	12,159
	Red Electrica Corp. SA	148,139	11,851
	Grifols SA	229,848	10,156
	Banco Popular Espanol SA	2,139,901	9,803
*,2 Aena SA		87,162	9,620
	Abertis Infraestructuras SA	569,281	9,311
	Gas Natural SDG SA	420,429	9,144
	Endesa SA	430,466	9,055
	Enagas SA	309,549	8,705
	Bankia SA	6,169,580	8,143
*	ACS Actividades de Construccion y Servicios SA	234,509	7,857
	Bankinter SA	923,508	7,143
*	Banco Santander SA ADR	798,146	5,674
	Distribuidora Internacional de Alimentacion SA	888,382	5,558
	Mapfre SA	1,373,320	4,406
	Mediaset Espana Comunicacion SA	235,068	2,954
	Acciona SA	34,126	2,754
	Zardoya Otis SA	244,524	2,680
*	Acerinox SA	196,612	2,393
	Corp Financiera Alba SA	23,390	1,095
			623,719
Sweden (2.1%)
	Nordea Bank AB	4,344,485	54,008
	Hennes & Mauritz AB Class B	1,298,564	51,632
	Telefonaktiebolaget LM Ericsson Class B	4,076,568	43,599
	Swedbank AB Class A	1,427,624	33,395
*	Svenska Handelsbanken AB Class A	1,969,883	30,089
*	Assa Abloy AB Class B	1,288,065	26,070
	Volvo AB Class B	2,090,801	24,721
	Skandinaviska Enskilda Banken AB Class A	1,985,503	23,910
	Investor AB Class B	619,001	23,835
*	Atlas Copco AB Class A	849,364	23,185

Svenska Cellulosa AB SCA Class B	784,189	22,347
TeliaSonera AB	3,539,836	21,535
Sandvik AB	1,476,207	14,908
* Atlas Copco AB Class B	532,621	13,064
Hexagon AB Class B	351,797	11,370
SKF AB	571,499	11,173
Skanska AB Class B	486,822	10,233
Investment AB Kinnevik	284,061	9,083
Electrolux AB Class B	304,444	8,743
Swedish Match AB	272,650	8,346
Alfa Laval AB	428,707	7,888
Boliden AB	366,285	6,774
Getinge AB	254,238	6,239
Meda AB Class A	370,406	6,052
Securitas AB Class B	421,370	6,038
Trelleborg AB Class B	325,904	5,628
Industrivarden AB Class A	258,939	5,113
Tele2 AB	418,020	4,354
Industrivarden AB	221,816	4,188
* Lundin Petroleum AB	285,595	4,144
Husqvarna AB	502,048	3,662
Elekta AB Class B	510,208	3,389
Holmen AB	66,710	1,903
Melker Schorling AB	13,871	746
		531,364
Switzerland (6.7%)
Nestle SA	4,361,273	330,363
Novartis AG	2,916,387	302,994
Roche Holding AG	960,884	277,196
UBS Group AG	4,803,227	110,407
Credit Suisse Group AG	2,138,019	62,906
ABB Ltd.	3,088,963	62,719
Zurich Insurance Group AG	203,838	62,036
Cie Financiere Richemont SA	698,368	60,244
Syngenta AG	125,484	51,726
Swiss Re AG	467,990	42,120
Givaudan SA	12,682	23,596
LafargeHolcim Ltd. (Zurich Shares)	312,143	21,716
Actelion Ltd.	139,354	20,587
Adecco SA	224,017	18,675
Swisscom AG	31,263	18,171
Swatch Group AG (Bearer)	41,567	17,898
Geberit AG	50,817	17,563
Julius Baer Group Ltd.	299,096	16,543
LafargeHolcim Ltd. (Paris Shares)	219,998	15,236
SGS SA	6,982	13,330
Swiss Life Holding AG	44,374	10,479
Sika AG	2,882	10,441
Lonza Group AG	70,997	10,282
Sonova Holding AG	71,674	10,202
* Dufry AG	70,237	9,753
Schindler Holding AG	59,819	9,630
Kuehne & Nagel International AG	67,495	9,318
Chocoladefabriken Lindt & Sprungli AG Registered Shares	137	9,149
Partners Group Holding AG	24,944	8,347
Baloise Holding AG	62,654	7,986
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	1,331	7,497

Galenica AG	6,529	7,439
Clariant AG	369,337	7,365
Swiss Prime Site AG	87,325	6,959
^ Transocean Ltd.	475,204	6,415
Aryzta AG	116,365	5,909
Swatch Group AG (Registered)	68,053	5,584
PSP Swiss Property AG	56,254	5,049
EMS-Chemie Holding AG	10,076	4,910
GAM Holding AG	226,502	4,737
Schindler Holding AG (Registered)	28,065	4,554
Helvetia Holding AG	8,064	4,432
Sulzer AG	33,715	3,464
Barry Callebaut AG	2,710	3,032
DKSH Holding AG	37,219	2,792
Pargesa Holding SA	38,382	2,578
Banque Cantonale Vaudoise	3,796	2,459
		1,726,788
Taiwan (2.4%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,527,381	122,210
Hon Hai Precision Industry Co. Ltd.	17,143,446	49,021
Taiwan Semiconductor Manufacturing Co. Ltd.	5,295,973	23,261
MediaTek Inc.	1,972,440	20,715
Fubon Financial Holding Co. Ltd.	9,818,861	17,924
Cathay Financial Holding Co. Ltd.	10,732,057	17,331
Chunghwa Telecom Co. Ltd. ADR	534,968	16,611
Nan Ya Plastics Corp.	7,716,615	15,745
Formosa Plastics Corp.	6,623,873	14,669
* CTBC Financial Holding Co. Ltd.	19,999,263	14,510
Formosa Chemicals & Fibre Corp.	5,940,306	14,078
Largan Precision Co. Ltd.	136,068	13,821
Delta Electronics Inc.	2,743,818	13,519
China Steel Corp.	16,677,234	11,939
Mega Financial Holding Co. Ltd.	13,496,144	11,540
Uni-President Enterprises Corp.	6,227,392	10,970
Catcher Technology Co. Ltd.	974,153	10,746
Advanced Semiconductor Engineering Inc. ADR	1,565,216	8,765
Asustek Computer Inc.	947,023	8,551
Taiwan Mobile Co. Ltd.	2,256,648	7,471
Pegatron Corp.	2,555,038	7,192
Hotai Motor Co. Ltd.	552,000	7,077
Quanta Computer Inc.	3,573,598	6,892
United Microelectronics Corp. ADR	3,727,910	6,710
China Development Financial Holding Corp.	19,211,318	6,322
Yuanta Financial Holding Co. Ltd.	13,113,950	6,196
Formosa Petrochemical Corp.	2,563,580	6,038
E.Sun Financial Holding Co. Ltd.	9,822,920	5,976
First Financial Holding Co. Ltd.	10,527,413	5,657
President Chain Store Corp.	745,904	5,423
Hua Nan Financial Holdings Co. Ltd.	9,294,738	5,286
Taiwan Cooperative Financial Holding Co. Ltd.	10,110,287	5,074
Far Eastern New Century Corp.	5,333,819	5,036
Pou Chen Corp.	3,545,125	5,025
SinoPac Financial Holdings Co. Ltd.	11,702,140	4,981
Far EasTone Telecommunications Co. Ltd.	2,121,643	4,962
Siliconware Precision Industries Co. Ltd. ADR	868,074	4,913
Cheng Shin Rubber Industry Co. Ltd.	2,474,220	4,773
Taiwan Cement Corp.	4,267,768	4,624

Innolux Corp.	13,155,370	4,585
Taishin Financial Holding Co. Ltd.	11,005,488	4,365
Foxconn Technology Co. Ltd.	1,406,996	4,253
AU Optronics Corp. ADR	1,267,109	4,220
Hermes Microvision Inc.	76,114	3,795
Compal Electronics Inc.	5,565,510	3,733
Asia Cement Corp.	3,105,519	3,409
Giant Manufacturing Co. Ltd.	376,625	3,164
* Lite-On Technology Corp.	2,840,850	3,114
Advantech Co. Ltd.	454,314	3,060
Shin Kong Financial Holding Co. Ltd.	9,799,732	2,858
Novatek Microelectronics Corp.	765,916	2,780
Chang Hwa Commercial Bank Ltd.	4,591,558	2,567
Inventec Corp.	4,084,064	2,323
* HTC Corp.	1,004,570	2,207
Advanced Semiconductor Engineering Inc.	1,856,847	2,134
Synnex Technology International Corp.	1,735,990	2,091
* Wistron Corp.	3,152,966	2,055
* Inotera Memories Inc.	3,411,000	2,039
Chicony Electronics Co. Ltd.	744,418	1,936
Teco Electric and Machinery Co. Ltd.	2,441,000	1,914
* Eva Airways Corp.	2,583,587	1,867
* Acer Inc.	3,875,396	1,601
Taiwan Fertilizer Co. Ltd.	984,000	1,436
* Taiwan Business Bank	4,853,699	1,413
Vanguard International Semiconductor Corp.	1,185,466	1,393
* China Airlines Ltd.	3,055,913	1,361
Formosa Taffeta Co. Ltd.	1,398,000	1,316
* TPK Holding Co. Ltd.	357,422	1,224
Realtek Semiconductor Corp.	622,768	1,224
Taiwan Secom Co. Ltd.	389,725	1,173
Transcend Information Inc.	380,455	1,130
Yulon Motor Co. Ltd.	1,148,898	1,121
Wan Hai Lines Ltd.	1,318,702	1,105
Epistar Corp.	1,270,000	1,105
Evergreen Marine Corp. Taiwan Ltd.	2,245,222	1,078
Eternal Materials Co. Ltd.	1,100,157	1,071
* Walsin Lihwa Corp.	4,600,000	1,018
Chunghwa Telecom Co. Ltd.	314,207	975
Capital Securities Corp.	2,870,231	878
* Taiwan Glass Industry Corp.	1,860,701	839
Unimicron Technology Corp.	1,707,975	807
Siliconware Precision Industries Co. Ltd.	697,000	791
Far Eastern International Bank	2,270,706	784
* Cheng Uei Precision Industry Co. Ltd.	532,591	741
U-Ming Marine Transport Corp.	561,000	720
Feng Hsin Iron & Steel Co.	613,790	707
* Macronix International	4,695,748	692
* Yang Ming Marine Transport Corp.	1,936,305	666
China Motor Corp.	869,105	632
Oriental Union Chemical Corp.	950,191	622
Cathay Real Estate Development Co. Ltd.	1,244,000	600
Nanya Technology Corp.	499,000	542
President Securities Corp.	1,218,349	526
YFY Inc.	1,600,451	519
Ton Yi Industrial Corp.	1,014,600	493
* Yulon Nissan Motor Co. Ltd.	33,633	331

AU Optronics Corp.	929,000	301
Nan Ya Printed Circuit Board Corp.	274,395	280
* First Financial Holding Co. Ltd. Rights Exp. 9/11/2015	1,281,083	93
United Microelectronics Corp.	11,978	4
		629,335
Thailand (0.5%)
Advanced Info Service PCL (Foreign)	1,670,850	11,846
Kasikornbank PCL (Foreign)	1,682,416	8,521
Siam Cement PCL (Foreign)	420,548	6,319
* PTT PCL	623,072	5,756
CP ALL PCL (Foreign)	4,192,000	5,707
PTT Exploration & Production PCL (Foreign)	2,004,678	5,292
PTT PCL (Foreign)	539,900	4,988
* Siam Commercial Bank PCL (Local)	1,112,100	4,795
Intouch Holdings NVDR	1,945,604	4,513
Siam Commercial Bank PCL (Foreign)	995,486	4,292
Airports of Thailand PCL (Foreign)	455,300	3,797
Bangkok Bank PCL (Foreign)	727,029	3,427
^ Bangkok Dusit Medical Services PCL	5,144,900	2,938
* True Corp. PCL	7,958,000	2,437
* CP ALL PCL (Local)	1,758,400	2,394
^ PTT Global Chemical PCL (Foreign)	1,264,212	2,213
* BTS Group Holdings PCL	7,838,900	2,188
* Minor International PCL	2,320,110	1,926
TMB Bank PCL	28,134,800	1,868
* PTT Global Chemical PCL (Local)	950,400	1,664
Thai Oil PCL (Foreign)	1,092,800	1,491
Thai Union Frozen Products PCL (Foreign)	2,704,844	1,450
* Indorama Ventures PCL	1,884,000	1,415
Krung Thai Bank PCL (Foreign)	2,716,125	1,348
Big C Supercenter PCL (Foreign)	254,900	1,326
* Charoen Pokphand Foods PCL	2,138,200	1,267
Central Pattana PCL (Foreign)	903,200	1,211
* Central Pattana PCL	899,900	1,206
Glow Energy PCL (Foreign)	465,500	1,179
^ Total Access Communication PCL (Foreign)	587,700	1,171
Charoen Pokphand Foods PCL (Foreign)	1,947,300	1,154
^ Big C Supercenter PCL NVDR	206,200	1,073
* Krung Thai Bank PCL	2,010,000	997
* Airports of Thailand PCL	118,600	989
* Banpu PCL (Local)	1,362,900	966
* Land & Houses PCL	4,220,000	952
* Home Product Center PCL	4,982,746	884
* IRPC PCL	6,914,000	823
Delta Electronics Thai PCL (Foreign)	339,900	776
* Delta Electronics Thailand PCL	332,100	758
* Electricity Generating PCL	174,100	758
* BEC World PCL	721,900	737
* Bangkok Life Assurance PCL	515,600	717
IRPC PCL (Foreign)	5,950,900	709
* True Corp. PCL (Foreign)	2,258,001	691
Siam City Cement PCL (Foreign)	57,200	594
^ BEC World PCL (Foreign)	573,400	585
Electricity Generating PCL (Foreign)	130,500	568
* Berli Jucker PCL	472,900	446
* Ratchaburi Electricity Generating Holding PCL (Local)	269,900	412
^ Total Access Communication PCL	184,200	367

*	Total Access Communication PCL (Local)	167,000	333
*	Siam City Cement PCL (Local)	29,900	310
	Ratchaburi Electricity Generating Holding PCL (Foreign)	187,700	286
*,^ Thai Airways International PCL (Foreign)		676,002	240
*	Glow Energy PCL	73,800	187
*	Intouch Holdings PCL	72,600	168
^	Land & Houses PCL (Foreign)	478,520	109
*	Thai Airways International PCL	257,400	91
*	PTT Exploration and Production PCL (Local)	28,000	74
*	Big C Supercenter PCL	2,900	15
*	Indorama Ventures PCL Warrants Exp. 8/24/2017	162,130	11
*	Indorama Ventures Warrants Exp. 8/24/2018	124,715	8
*	Minor International Warrants Exp. 11/03/2017	90,215	8
			117,741
Turkey (0.3%)
	Turkiye Garanti Bankasi AS	2,873,085	8,503
	Akbank TAS	2,779,500	7,444
	BIM Birlesik Magazalar AS	314,754	5,360
	Turkcell Iletisim Hizmetleri AS	1,060,647	4,857
*	Tupras Turkiye Petrol Rafinerileri AS	164,326	4,266
	KOC Holding AS	952,205	4,227
	Haci Omer Sabanci Holding AS (Bearer)	1,092,994	3,740
	Turkiye Halk Bankasi AS	837,235	3,657
	Turkiye Is Bankasi	1,834,986	3,577
	Eregli Demir ve Celik Fabrikalari TAS	1,938,955	2,911
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,951,530	2,770
*	Turk Hava Yollari AO	773,000	2,519
	Anadolu Efes Biracilik Ve Malt Sanayii AS	319,850	2,509
	Turkiye Vakiflar Bankasi TAO	1,406,155	2,121
	Coca-Cola Icecek AS	125,114	1,804
	Turk Telekomunikasyon AS	653,372	1,622
	Yapi ve Kredi Bankasi AS	1,085,673	1,493
	TAV Havalimanlari Holding AS	185,365	1,410
	Enka Insaat ve Sanayi AS	670,442	1,217
	Arcelik AS	225,658	1,189
	Ford Otomotiv Sanayi AS	93,987	1,118
	Tofas Turk Otomobil Fabrikasi AS	168,919	1,105
	Ulker Biskuvi Sanayi AS	183,134	1,022
	Turkiye Sise ve Cam Fabrikalari AS	699,442	790
*	Petkim Petrokimya Holding AS	485,361	729
	Koza Altin Isletmeleri AS	70,675	594
	Turkiye Sinai Kalkinma Bankasi AS	910,697	571
	Turk Traktor ve Ziraat Makineleri AS	16,605	436
	Aselsan Elektronik Sanayi Ve Ticaret AS	78,700	426
*	Pegasus Hava Tasimaciligi AS	44,548	392
	Aygaz AS	89,205	336
*	Migros Ticaret AS	44,312	330
	Yazicilar Holding AS Class A	39,999	287
	Akcansa Cimento AS	49,811	282
			75,614
United Arab Emirates (0.2%)
	Emaar Properties PJSC	4,853,137	10,439
	First Gulf Bank PJSC	1,511,105	6,377
	Abu Dhabi Commercial Bank PJSC	2,459,861	5,541
	DP World Ltd.	224,325	5,103
	Aldar Properties PJSC	4,288,711	3,141

Union National Bank PJSC	1,473,794	2,829
Dubai Islamic Bank PJSC	1,367,652	2,793
* Emaar Malls Group PJSC	2,822,097	2,497
* Arabtec Holding PJSC	3,031,213	1,959
Air Arabia PJSC	3,007,827	1,317
* Dubai Parks & Resorts PJSC	3,367,434	1,183
Dubai Financial Market PJSC	2,059,541	1,079
Dubai Investments PJSC	1,087,857	862
Al Waha Capital PJSC	1,220,264	828
* Dana Gas PJSC	4,699,878	700
* Deyaar Development PJSC	2,069,349	463
Union Properties PJSC	1,326,655	430
		47,541
United Kingdom (14.8%)
HSBC Holdings plc	26,687,887	241,834
BP plc	24,939,087	153,979
Royal Dutch Shell plc Class A	5,324,702	152,969
British American Tobacco plc	2,549,155	151,372
GlaxoSmithKline plc	6,648,760	144,569
Vodafone Group plc	36,331,033	137,278
AstraZeneca plc	1,725,791	116,236
Barclays plc	22,903,996	103,143
Lloyds Banking Group plc	78,784,436	102,593
Royal Dutch Shell plc Class B	3,354,058	97,428
Diageo plc	3,443,573	96,602
Reckitt Benckiser Group plc	868,122	83,345
BT Group plc	11,444,165	82,990
Prudential plc	3,488,536	82,076
BG Group plc	4,653,701	79,376
Unilever plc	1,650,082	74,811
Shire plc	804,026	71,443
Imperial Tobacco Group plc	1,317,543	69,187
National Grid plc	5,158,511	68,657
SABMiller plc	1,293,036	67,895
Rio Tinto plc	1,706,468	66,232
BHP Billiton plc	2,885,654	53,226
Glencore plc	14,596,852	47,349
Aviva plc	5,533,771	44,921
Standard Chartered plc	2,855,240	43,687
WPP plc	1,796,401	41,264
Tesco plc	11,110,038	37,418
Compass Group plc	2,282,191	36,524
Legal & General Group plc	8,120,224	33,025
BAE Systems plc	4,325,053	32,392
SSE plc	1,350,606	31,953
CRH plc (London Shares)	1,060,231	31,547
Rolls-Royce Holdings plc	2,515,207	31,179
ARM Holdings plc	1,930,792	30,296
Centrica plc	6,797,714	28,280
RELX plc	1,547,515	27,013
Sky plc	1,434,395	25,531
Experian plc	1,357,440	25,434
Next plc	201,457	25,134
Associated British Foods plc	476,923	24,007
Wolseley plc	357,912	23,762
Smith & Nephew plc	1,227,983	22,797
Anglo American plc (London Shares)	1,787,283	22,588

ITV plc	5,127,846	22,473
Old Mutual plc	6,691,557	22,131
Land Securities Group plc	1,077,605	21,837
Pearson plc	1,113,169	20,877
Whitbread plc	246,965	20,013
Marks & Spencer Group plc	2,254,317	19,143
Standard Life plc	2,678,344	18,964
Capita plc	905,381	18,422
British Land Co. plc	1,383,090	18,158
Kingfisher plc	3,213,131	18,096
London Stock Exchange Group plc	427,621	17,430
* Royal Bank of Scotland Group plc	2,996,486	15,983
Burberry Group plc	604,188	15,177
Carnival plc	250,096	13,864
InterContinental Hotels Group plc	323,911	13,647
Taylor Wimpey plc	4,421,865	13,414
Persimmon plc	418,733	13,375
Barratt Developments plc	1,347,335	13,348
United Utilities Group plc	931,442	12,972
Bunzl plc	452,515	12,958
Johnson Matthey plc	278,925	12,692
Mondi plc	500,248	12,030
Sage Group plc	1,471,838	11,962
Travis Perkins plc	338,702	11,874
* International Consolidated Airlines Group SA (London Shares)	1,393,308	11,616
3i Group plc	1,317,553	11,385
Severn Trent plc	326,201	11,224
GKN plc	2,245,137	11,161
RSA Insurance Group plc	1,385,069	11,115
Hammerson plc	1,070,554	10,998
Direct Line Insurance Group plc	1,877,570	10,727
St. James's Place plc	700,541	10,694
Ashtead Group plc	687,976	10,532
Dixons Carphone plc	1,346,276	9,580
Smiths Group plc	538,328	9,489
DCC plc	120,091	9,488
Provident Financial plc	199,667	9,263
G4S plc	2,114,517	9,062
Berkeley Group Holdings plc	170,975	8,994
Croda International plc	183,659	8,721
Inmarsat plc	610,573	8,463
WM Morrison Supermarkets plc	2,941,727	8,381
Rexam plc	959,723	8,340
Intertek Group plc	218,264	8,340
Royal Mail plc	1,049,780	8,277
Informa plc	889,222	8,275
DS Smith plc	1,274,027	7,970
J Sainsbury plc	1,920,605	7,944
Meggitt plc	1,092,308	7,915
Aberdeen Asset Management plc	1,360,406	7,738
Derwent London plc	135,230	7,674
Randgold Resources Ltd.	127,029	7,666
easyJet plc	297,876	7,646
Schroders plc	153,955	7,597
William Hill plc	1,200,263	7,588
Inchcape plc	600,012	7,523
Pennon Group plc	558,407	7,112

	Segro plc			1,011,228	7,081
	Capital & Counties Properties plc			973,050	7,008
	Weir Group plc			291,878	7,004
	TUI AG			400,883	6,897
	Hikma Pharmaceuticals plc			182,632	6,829
	Amec Foster Wheeler plc			533,408	6,829
	Intu Properties plc			1,247,351	6,419
	Investec plc			693,831	6,338
2	Merlin Entertainments plc			969,669	6,290
	Cobham plc			1,542,576	6,286
	Admiral Group plc			269,284	6,226
	IMI plc			374,920	6,207
	Aggreko plc			329,643	6,148
	ICAP plc			735,474	5,930
	Melrose Industries plc			1,361,715	5,885
	Rentokil Initial plc			2,488,000	5,707
	Coca-Cola HBC AG			271,660	5,673
	Hargreaves Lansdown plc			296,500	5,540
	Tate & Lyle plc			635,980	5,394
	Babcock International Group plc			345,343	5,346
	Petrofac Ltd.			356,331	4,881
	John Wood Group plc			497,855	4,862
	Tullow Oil plc			1,224,282	4,700
	Daily Mail & General Trust plc			362,437	4,543
*	Sports Direct International plc			347,217	4,294
	Antofagasta plc			484,266	4,287
	TUI AG-DI			232,404	3,979
^	TalkTalk Telecom Group plc			717,756	3,378
^	Polyus Gold International Ltd.			1,030,049	2,840
	Drax Group plc			554,074	2,582
	Fresnillo plc			227,565	2,299
^	Ashmore Group plc			519,508	2,160
^	Polymetal International plc			284,137	2,010
	CRH plc (Dublin Shares)			53,971	1,599
					3,826,131
Total Common Stocks (Cost $23,520,555)					25,678,291
		Coupon
Temporary Cash Investments (1.5%)[1]
Money Market Fund (1.4%)
[5,6] Vanguard Market Liquidity Fund		0.152%		362,996,070	362,996

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
7	Federal Home Loan Bank Discount Notes	0.070%	8/7/15	2,000	2,000
[7,8]	Federal Home Loan Bank Discount Notes	0.091%	9/11/15	1,500	1,500
[7,8]	Federal Home Loan Bank Discount Notes	0.092%	9/16/15	1,000	1,000
[7,9]	Federal Home Loan Bank Discount Notes	0.095%	10/7/15	2,000	2,000
[7,8]	Federal Home Loan Bank Discount Notes	0.150%	11/13/15	4,000	3,998
[9,10] Freddie Mac Discount Notes		0.060%	8/17/15	2,000	2,000
[8,10] Freddie Mac Discount Notes		0.125%	10/30/15	3,000	2,999
					15,497
Total Temporary Cash Investments (Cost $378,493)					378,493

Total Investments (100.9%) (Cost $23,899,048)	26,056,784
Other Assets and Liabilities-Net (-0.9%)[6]	(235,498)
Net Assets (100%)	25,821,286

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $268,651,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.0%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate value of these securities was $81,293,000, representing 0.3% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $289,640,000 of collateral received for securities on loan.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $8,697,000 have been segregated as initial margin for open futures contracts.
9 Securities with a value of $2,911,000 have been segregated as collateral for open forward currency contracts.
10 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as

FTSE All-World ex-US Index Fund

unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	2,116,277	50,615	—
Common Stocks—Other	415,975	23,082,963	12,461
Temporary Cash Investments	362,996	15,497	—
Futures Contracts—Assets[1]	687	—	—
Forward Currency Contracts—Assets	—	698	—
Forward Currency Contracts—Liabilities	—	(3,287)	—
Total	2,895,935	23,146,486	12,461
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting

FTSE All-World ex-US Index Fund

arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50	September 2015	1,095	43,529	1,702
Topix Index	September 2015	255	34,166	428
FTSE 100 Index	September 2015	328	34,058	360
S&P ASX 200 Index	September 2015	150	15,562	463
				2,953

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

At July 31, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	9/23/15	EUR	41,447	USD	46,681	(1,127)
Citibank, N.A.	9/23/15	GBP	24,953	USD	39,152	(199)
Morgan Stanley Capital
Services LLC	9/15/15	JPY	3,485,436	USD	28,418	(278)
BNP Paribas	9/23/15	GBP	10,654	USD	16,725	(94)
BNP Paribas	9/15/15	JPY	1,971,077	USD	15,969	(56)

FTSE All-World ex-US Index Fund

Toronto-Dominion Securities	9/22/15	AUD	17,966	USD	13,873	(779)
BNP Paribas	9/22/15	AUD	13,092	USD	9,988	(447)
The Toronto-Dominion Bank	9/23/15	EUR	6,791	USD	7,502	(37)
Morgan Stanley Capital
Services LLC	9/23/15	GBP	4,088	USD	6,374	7
BNP Paribas	9/15/15	JPY	696,600	USD	5,635	(11)
Morgan Stanley Capital
Services LLC	9/22/15	AUD	4,162	USD	3,180	(147)
Goldman Sachs International	9/22/15	AUD	3,844	USD	2,804	(3)
Deutsche Bank AG	9/15/15	USD	16,400	JPY	2,030,332	8
Goldman Sachs International	9/23/15	USD	15,151	GBP	9,722	(27)
Citibank, N.A.	9/23/15	USD	10,628	EUR	9,744	(82)
Deutsche Bank AG	9/23/15	USD	9,910	GBP	6,300	75
Bank of America N.A.	9/22/15	USD	6,747	AUD	8,857	292
UBS AG	9/22/15	USD	6,132	AUD	8,292	89
HSBC Bank, N.A.	9/23/15	USD	3,497	GBP	2,203	59
HSBC Bank, N.A.	9/23/15	USD	3,069	EUR	2,704	96
Citibank, N.A.	9/22/15	USD	1,286	AUD	1,666	72
						(2,589)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At July 31, 2015, the cost of investment securities for tax purposes was $23,955,345,000. Net unrealized appreciation of investment securities for tax purposes was $2,101,439,000, consisting of unrealized gains of $4,685,862,000 on securities that had risen in value since their purchase and $2,584,423,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments
As of July 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)[1]
Australia (3.8%)
	DUET Group (Voting Shares)	2,230,603	3,585
	Domino's Pizza Enterprises Ltd.	94,701	2,796
	Investa Office Fund	900,051	2,602
^	carsales.com Ltd.	310,740	2,461
	Primary Health Care Ltd.	725,218	2,435
	M2 Group Ltd.	278,021	2,241
	JB Hi-Fi Ltd.	155,778	2,196
	Veda Group Ltd.	1,217,050	2,177
	Magellan Financial Group Ltd.	155,325	2,101
	BT Investment Management Ltd.	282,709	2,005
	Qube Holdings Ltd.	1,095,655	1,950
*	DUET Group	1,174,482	1,889
	Charter Hall Group	541,986	1,871
	Cromwell Property Group	2,291,040	1,869
	BWP Trust	744,957	1,833
	nib holdings Ltd.	694,249	1,805
	InvoCare Ltd.	180,422	1,779
	GrainCorp Ltd. Class A	272,772	1,778
	Charter Hall Retail REIT	537,460	1,691
	Sirtex Medical Ltd.	75,037	1,688
^,* Liquefied Natural Gas Ltd.		692,410	1,615
	IRESS Ltd.	206,749	1,569
	iiNET Ltd.	222,869	1,530
	Beach Energy Ltd.	2,128,476	1,514
	Super Retail Group Ltd.	222,008	1,496
^	Vocus Communications Ltd.	309,946	1,397
	Northern Star Resources Ltd.	907,390	1,380
	G8 Education Ltd.	542,572	1,346
^	Navitas Ltd.	445,887	1,344
	Spotless Group Holdings Ltd.	937,698	1,339
	Ardent Leisure Group	714,043	1,262
	SAI Global Ltd.	384,652	1,261
^	Slater & Gordon Ltd.	504,291	1,254
	Sigma Pharmaceuticals Ltd.	1,964,773	1,248
	Genworth Mortgage Insurance Australia Ltd.	464,122	1,213
	Premier Investments Ltd.	122,815	1,195
*	Automotive Holdings Group Ltd.	367,838	1,181
	Aveo Group	585,387	1,178
	Sandfire Resources NL	256,408	1,126
	Nine Entertainment Co. Holdings Ltd.	1,009,134	1,125
	Cover-More Group Ltd.	609,522	1,064
*	ARB Corp. Ltd.	102,490	1,064
	Select Harvests Ltd.	107,293	1,033
	Breville Group Ltd.	201,656	1,006
*	Mayne Pharma Group Ltd.	1,163,236	997
	Abacus Property Group	437,153	992
	Independence Group NL	358,118	991
	Transpacific Industries Group Ltd.	1,790,529	928
^	Monadelphous Group Ltd.	142,963	892

	Brickworks Ltd.	81,870	890
^,* Sirius Resources NL		406,035	883
^	Mineral Resources Ltd.	223,135	882
	McMillan Shakespeare Ltd.	84,138	875
^	Myer Holdings Ltd.	951,566	874
	Pact Group Holdings Ltd.	264,625	872
	GUD Holdings Ltd.	123,930	846
*	Estia Health Ltd.	186,068	844
	Evolution Mining Ltd.	1,153,768	843
*	Regis Healthcare Ltd.	198,611	832
*	AWE Ltd.	897,038	825
^,* Mesoblast Ltd.		285,499	820
^	FlexiGroup Ltd.	360,877	799
	Steadfast Group Ltd.	666,902	794
	Retail Food Group Ltd.	200,343	781
	Western Areas Ltd.	329,115	745
*	Transfield Services Ltd.	776,323	731
	Japara Healthcare Ltd.	346,297	706
	Asaleo Care Ltd.	561,007	700
	Seven Group Holdings Ltd.	172,258	696
*	APN News & Media Ltd.	1,300,357	678
*	Australian Agricultural Co. Ltd.	614,126	641
^,* Karoon Gas Australia Ltd.		375,490	641
	Growthpoint Properties Australia Ltd.	265,646	640
	Mantra Group Ltd.	240,409	636
	Australian Pharmaceutical Industries Ltd.	545,937	634
^	Bega Cheese Ltd.	175,017	608
	iSentia Group Ltd.	234,970	599
	Southern Cross Media Group Ltd.	849,475	598
*	Regis Resources Ltd.	623,933	594
	Village Roadshow Ltd.	120,971	568
*	Pacific Brands Ltd.	1,832,025	561
	National Storage REIT	457,766	560
^	TFS Corp. Ltd.	519,227	558
	Technology One Ltd.	190,500	555
	Tassal Group Ltd.	201,935	554
	Altium Ltd.	162,389	534
^	Cardno Ltd.	245,653	514
	OzForex Group Ltd.	312,156	511
	Folkestone Education Trust	293,045	486
^	Greencross Ltd.	109,104	482
^	Ainsworth Game Technology Ltd.	216,683	474
	Cabcharge Australia Ltd.	191,030	466
	Credit Corp. Group Ltd.	47,058	464
	GDI Property Group	693,057	456
^,* Virgin Australia Holdings Ltd.		1,407,801	453
^,* Syrah Resources Ltd.		166,712	448
	Thorn Group Ltd.	235,984	447
^,* Drillsearch Energy Ltd.		615,034	397
^	UGL Ltd.	268,303	389
	Arrium Ltd.	4,377,411	383
*	NEXTDC Ltd.	202,502	380
*	Energy World Corp. Ltd.	1,596,481	373
*	Ten Network Holdings Ltd.	2,420,531	371
	Ingenia Communities Group	1,062,862	365
^,* iProperty Group Ltd.		166,870	362
*	Saracen Mineral Holdings Ltd.	1,272,900	359

	Tox Free Solutions Ltd.	168,183	357
	Hotel Property Investments	175,992	338
	Capitol Health Ltd.	630,148	335
*	Senex Energy Ltd.	1,942,559	333
^,* Paladin Energy Ltd.		2,090,369	313
	Cedar Woods Properties Ltd.	80,129	310
*	Billabong International Ltd.	693,727	304
	Virtus Health Ltd.	76,102	299
	ERM Power Ltd.	187,757	295
	Dick Smith Holdings Ltd.	201,826	295
	Webjet Ltd.	85,327	259
^	Programmed Maintenance Services Ltd.	147,446	257
	Bradken Ltd.	287,539	248
^	MMA Offshore Ltd.	603,241	240
	Astro Japan Property Group	62,019	236
	Cash Converters International Ltd.	457,078	234
	SKILLED Group Ltd.	202,963	228
	UXC Ltd.	321,272	215
	Mount Gibson Iron Ltd.	1,527,569	212
*	Sundance Energy Australia Ltd.	572,857	209
	STW Communications Group Ltd.	371,377	205
	SMS Management & Technology Ltd.	78,073	204
^,* CuDeco Ltd.		221,779	201
^,* Perseus Mining Ltd.		867,434	200
*	Infigen Energy	954,536	188
*	Starpharma Holdings Ltd.	365,348	171
	Reject Shop Ltd.	36,693	170
	Sunland Group Ltd.	131,850	159
	RCR Tomlinson Ltd.	112,269	152
^,* Kingsgate Consolidated Ltd.		277,729	130
	Ausdrill Ltd.	509,302	112
	Beadell Resources Ltd.	1,167,244	102
^	Acrux Ltd.	199,813	99
^,* Medusa Mining Ltd.		237,300	95
	Panoramic Resources Ltd.	313,454	94
	Watpac Ltd.	150,993	94
*	Macmahon Holdings Ltd.	1,472,493	87
	Hills Ltd.	224,358	87
	Decmil Group Ltd.	108,517	87
^,* Buru Energy Ltd.		305,978	86
*	Horizon Oil Ltd.	1,230,328	83
*	Resolute Mining Ltd.	455,877	80
	MACA Ltd.	149,109	78
	Fleetwood Corp. Ltd.	56,264	73
^,* Lynas Corp. Ltd.		2,304,919	59
	NRW Holdings Ltd.	425,357	57
*	Tap Oil Ltd.	186,680	49
*	Energy Resources of Australia Ltd.	174,119	48
*	Tiger Resources Ltd.	837,171	45
*	Emeco Holdings Ltd.	720,007	43
*	Troy Resources Ltd.	171,798	38
^,* Linc Energy Ltd.		339,008	36
^,* Silver Lake Resources Ltd.		354,158	35
	Mincor Resources NL	114,012	34
*	Boart Longyear Ltd.	378,135	32
	Atlas Iron Ltd.	1,145,123	29
*	Intrepid Mines Ltd.	297,788	27

* Imdex Ltd.	139,048	25
* Virgin Australia Holdings Pvt Ltd	1,276,415	5
* Nexus Energy Ltd.	1,906,834	—
* Kagara Ltd.	274,560	—
* Jacana Minerals Ltd.	37,888	—
		122,385
Austria (0.6%)
Wienerberger AG	173,097	2,850
Oesterreichische Post AG	51,561	2,301
CA Immobilien Anlagen AG	116,398	2,092
UNIQA Insurance Group AG	166,447	1,574
BUWOG AG	74,670	1,504
Zumtobel Group AG	47,021	1,467
* Conwert Immobilien Invest SE	112,968	1,370
Mayr Melnhof Karton AG	11,678	1,353
RHI AG	43,535	1,081
Schoeller-Bleckmann Oilfield Equipment AG	17,979	1,016
Lenzing AG	10,842	790
Flughafen Wien AG	7,744	668
S IMMO AG	68,848	613
Semperit AG Holding	13,387	556
Strabag SE	19,974	485
Palfinger AG	13,806	424
EVN AG	33,776	381
* Kapsch TrafficCom AG	6,789	178
		20,703
Belgium (1.3%)
Ackermans & van Haaren NV	36,838	5,632
Cofinimmo SA	31,177	3,349
Ontex Group NV	98,600	2,998
Euronav NV	167,747	2,564
Fagron	44,703	2,099
Befimmo SA	28,413	1,801
Melexis NV	32,913	1,754
Elia System Operator SA/NV	41,644	1,746
Bekaert SA	58,063	1,696
Gimv NV	32,671	1,613
* Nyrstar (Voting Shares)	542,888	1,593
Warehouses De Pauw CVA	19,727	1,558
Cie d'Entreprises CFE	11,350	1,513
D'ieteren SA/NV	39,326	1,438
* Tessenderlo Chemie NV (Voting Shares)	34,432	1,345
* Mobistar SA	46,961	1,016
KBC Ancora	22,634	933
Ion Beam Applications	27,406	854
* AGFA-Gevaert NV	258,526	777
Barco NV	11,517	762
Econocom Group SA/NV	81,318	752
^ Kinepolis Group NV	17,706	715
Van de Velde NV	9,160	571
* BHF Kleinwort Benson Group	94,301	555
* Cie Maritime Belge SA	29,757	469
Intervest Offices & Warehouses NV	19,029	464
^ EVS Broadcast Equipment SA	16,018	453
Wereldhave Belgium NV	2,887	307

^,* ThromboGenics NV		37,484	207
			41,534
Brazil (0.8%)
	Equatorial Energia SA	302,850	3,096
	Odontoprev SA	409,327	1,329
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
	Identificacao S.A	86,900	1,261
	Smiles SA	68,293	1,103
	MRV Engenharia e Participacoes SA	447,700	1,007
	BR Properties SA	289,400	959
*	Rumo Logistica Operadora Multimodal SA	3,320,778	883
	Banco do Estado do Rio Grande do Sul SA Preference Shares	285,150	824
	Cia Hering	227,100	785
	Sao Martinho SA	70,100	692
	Linx SA	46,378	684
	Grendene SA	129,664	677
*	Marfrig Global Foods SA	411,512	638
	Iguatemi Empresa de Shopping Centers SA	88,500	618
*	Somos Educacao SA	161,300	601
	Fleury SA	113,456	595
*	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	123,818	546
	Aliansce Shopping Centers SA	133,379	540
	Alupar Investimento SA	110,100	529
*	Minerva SA	153,800	508
	Alpargatas SA Preference Shares	216,102	492
	Tupy SA	94,531	491
	Marcopolo SA Preference Shares	720,516	484
	Light SA	113,500	467
	Iochpe-Maxion SA	121,450	433
	SLC Agricola SA	78,400	403
*	Gafisa SA	527,782	393
	Arezzo Industria e Comercio SA	62,000	388
	JSL SA	114,300	345
	Ez Tec Empreendimentos e Participacoes SA	79,105	320
	QGEP Participacoes SA	166,900	310
	Mahle-Metal Leve SA	50,700	306
	Cia Energetica do Ceara Preference Shares	26,142	305
	Cia de Saneamento de Minas Gerais-COPASA	86,598	302
*	Restoque Comercio e Confeccoes de Roupas SA	187,000	296
	GAEC Educacao SA	63,022	292
*	Gol Linhas Aereas Inteligentes SA Preference Shares	158,500	263
	Even Construtora e Incorporadora SA	301,022	257
*	PDG Realty SA Empreendimentos e Participacoes	3,528,200	247
*	Mills Estruturas e Servicos de Engenharia SA	134,878	243
	Diagnosticos da America SA	74,617	222
	Santos Brasil Participacoes SA	55,846	208
	Ser Educacional SA	64,000	202
*	Paranapanema SA	245,700	197
*	Magnesita Refratarios SA	245,201	192
	Randon Participacoes SA Preference Shares	195,695	183
	Sonae Sierra Brasil SA	32,600	165
*	International Meal Co. Alimentacao SA	61,700	146
	Marisa Lojas SA	57,900	143
	Direcional Engenharia SA	123,294	136
*	Tegma Gestao Logistica	47,700	129
	Brasil Brokers Participacoes SA	191,600	116
	Tecnisa SA	117,100	110

	Magazine Luiza SA	89,100	94
	LPS Brasil Consultoria de Imoveis SA	66,806	94
	Helbor Empreendimentos SA	128,300	82
	Cosan Logistica SA	133,600	70
	JHSF Participacoes SA	115,871	66
*	Brasil Pharma SA	261,700	52
*	Gol Linhas Aereas Inteligentes SA Preference Shares Rights Exp. 8/14/2015	35,852	—
			27,519
Canada (11.5%)
	Gildan Activewear Inc.	367,527	11,853
	Constellation Software Inc.	24,202	10,761
	Dollarama Inc.	172,217	10,251
	Open Text Corp.	185,827	8,434
	Keyera Corp.	253,400	8,327
	Onex Corp.	133,025	7,633
	H&R REIT	415,164	7,088
	CCL Industries Inc. Class B	49,793	6,966
	Methanex Corp.	138,618	6,247
*	Element Financial Corp.	385,402	5,841
^	AltaGas Ltd.	205,417	5,623
	Empire Co. Ltd.	78,433	5,301
	DH Corp.	160,752	5,298
	Industrial Alliance Insurance & Financial Services Inc.	150,929	5,083
^	Vermilion Energy Inc.	146,325	4,923
^	Veresen Inc.	429,702	4,863
	Linamar Corp.	78,835	4,811
	Progressive Waste Solutions Ltd.	176,289	4,799
^	PrairieSky Royalty Ltd.	228,668	4,695
	CAE Inc.	408,211	4,626
	WSP Global Inc.	135,562	4,542
^	Peyto Exploration & Development Corp.	206,755	4,474
	West Fraser Timber Co. Ltd.	91,613	4,031
^,* Amaya Inc.		161,587	3,961
^	Smart REIT	167,590	3,883
	Hudson's Bay Co.	190,045	3,851
^	Canadian Apartment Properties REIT	177,926	3,813
^	Whitecap Resources Inc.	432,707	3,772
^	Ritchie Bros Auctioneers Inc.	133,680	3,616
^	Canadian REIT	110,283	3,585
	Stantec Inc.	128,278	3,567
	Cineplex Inc.	96,647	3,520
	Atco Ltd.	115,964	3,480
*	Lundin Mining Corp.	935,749	3,377
^	Cominar REIT	247,375	3,325
^	Allied Properties REIT	117,343	3,268
	MacDonald Dettwiler & Associates Ltd.	54,408	3,226
*	Kinross Gold Corp.	1,708,925	3,136
^	Dream Office REIT	165,578	3,004
	Quebecor Inc. Class B	126,087	2,982
	TransForce Inc.	153,483	2,933
	Toromont Industries Ltd.	104,589	2,925
	Aimia Inc.	257,750	2,787
	Gibson Energy Inc.	187,296	2,761
	TransAlta Corp.	427,981	2,713
	Tahoe Resources Inc.	331,273	2,695
^	Boardwalk REIT	60,871	2,679
^	Baytex Energy Corp.	310,023	2,669

*	Seven Generations Energy Ltd. Class A	236,370	2,657
^	Home Capital Group Inc. Class B	104,482	2,543
	Capital Power Corp.	151,754	2,540
^,* Celestica Inc.		186,814	2,503
*	Detour Gold Corp.	253,059	2,455
	Chartwell Retirement Residences	262,900	2,404
	HudBay Minerals Inc.	355,102	2,289
	Canadian Western Bank	119,695	2,251
	Precision Drilling Corp.	438,037	2,227
*	Canfor Corp.	120,988	2,201
	Granite REIT	70,980	2,187
	ShawCor Ltd.	92,512	2,174
	Algonquin Power & Utilities Corp.	296,517	2,172
^	Parkland Fuel Corp.	117,763	2,145
	TMX Group Ltd.	56,930	2,143
	Stella-Jones Inc.	61,685	2,094
^	Artis REIT	207,722	2,090
	Maple Leaf Foods Inc.	120,052	2,083
*	Colliers International Group Inc.	49,200	2,050
	Westshore Terminals Investment Corp.	92,659	2,047
	RONA Inc.	174,121	2,041
^	Northland Power Inc.	162,369	1,985
^	Enerplus Corp.	302,942	1,925
	First Capital Realty Inc.	130,959	1,853
^	Emera Inc.	54,986	1,834
	Cott Corp.	161,894	1,823
	Jean Coutu Group PJC Inc. Class A	111,583	1,758
^	Mullen Group Ltd.	118,897	1,735
	Laurentian Bank of Canada	44,904	1,699
*	Raging River Exploration Inc.	280,364	1,696
^	Superior Plus Corp.	194,010	1,675
*	New Gold Inc.	751,328	1,660
^	Secure Energy Services Inc.	195,224	1,617
*	ATS Automation Tooling Systems Inc.	129,607	1,600
	Dominion Diamond Corp.	127,841	1,591
	FirstService Corp.	52,170	1,560
	North West Co. Inc.	73,959	1,556
	Osisko Gold Royalties Ltd.	140,230	1,549
	Ensign Energy Services Inc.	198,063	1,534
*	Parex Resources Inc.	225,738	1,493
	Pason Systems Inc.	97,889	1,483
*	B2Gold Corp.	1,340,909	1,456
*	Advantage Oil & Gas Ltd.	265,453	1,449
	Innergex Renewable Energy Inc.	175,599	1,441
	Russel Metals Inc.	96,027	1,424
^	Genworth MI Canada Inc.	59,903	1,418
^	Corus Entertainment Inc. Class B	130,014	1,397
^	Manitoba Telecom Services Inc.	62,324	1,382
	Pan American Silver Corp.	218,436	1,361
^	Canadian Energy Services & Technology Corp.	275,347	1,358
*	Alamos Gold Inc.	393,324	1,278
^,* Pacific Rubiales Energy Corp.		455,171	1,270
	Centerra Gold Inc.	251,034	1,255
^	Pengrowth Energy Corp.	773,704	1,236
	TORC Oil & Gas Ltd.	227,351	1,227
*	Great Canadian Gaming Corp.	71,710	1,212
^,* Sierra Wireless Inc.		48,416	1,190

	Norbord Inc.	61,190	1,187
*	NovaGold Resources Inc.	381,663	1,167
^	Transcontinental Inc. Class A	103,089	1,159
*	Paramount Resources Ltd. Class A	76,901	1,158
	Enerflex Ltd.	122,711	1,144
*	Kelt Exploration Ltd.	205,874	1,135
^	Bonavista Energy Corp.	299,847	1,123
	Martinrea International Inc.	107,238	1,107
	Dorel Industries Inc. Class B	43,286	1,104
*	Torex Gold Resources Inc.	1,245,961	1,067
^	Just Energy Group Inc.	194,648	1,048
^	Penn West Petroleum Ltd.	735,576	1,007
	Nevsun Resources Ltd.	294,574	946
^	Extendicare Inc.	142,414	940
	Cogeco Cable Inc.	16,722	936
*	SEMAFO Inc.	429,089	935
*	NuVista Energy Ltd.	218,631	881
*	IAMGOLD Corp.	578,800	881
*	Alacer Gold Corp.	423,247	867
	Aecon Group Inc.	102,209	858
	Canaccord Genuity Group Inc.	155,861	841
	Bonterra Energy Corp.	45,590	840
*	Crew Energy Inc.	221,701	814
	OceanaGold Corp.	448,362	775
^,* Silver Standard Resources Inc.		133,204	766
*	Bankers Petroleum Ltd.	385,610	752
	Northern Property REIT	45,527	743
*	Pretium Resources Inc.	147,862	738
*	Birchcliff Energy Ltd.	159,684	723
^,* Avigilon Corp.		58,093	708
^	AutoCanada Inc.	25,255	648
	Morguard REIT	49,774	625
*	Primero Mining Corp.	238,101	617
^,* Athabasca Oil Corp.		531,993	614
	AGF Management Ltd. Class B	133,026	607
^	Black Diamond Group Ltd.	56,045	594
^	Surge Energy Inc.	316,757	574
	InnVest REIT	148,730	569
^,* DREAM Unlimited Corp. Class A		77,371	569
^,* Bellatrix Exploration Ltd.		288,863	565
	Dundee Corp. Class A	66,870	562
^,* First Majestic Silver Corp.		182,211	559
*	Gran Tierra Energy Inc. (American Shares)	250,760	552
	Trinidad Drilling Ltd.	219,293	545
	Cascades Inc.	93,208	544
	Major Drilling Group International Inc.	151,024	529
*	China Gold International Resources Corp. Ltd.	381,300	522
*	Gran Tierra Energy Inc. (Toronto Shares)	216,375	478
	Calfrac Well Services Ltd.	103,700	473
	Sherritt International Corp.	456,965	468
	Trican Well Service Ltd.	213,691	459
*	Capstone Mining Corp.	612,477	431
^,* Imperial Metals Corp.		63,763	390
	Torstar Corp. Class B	109,573	366
^,* Denison Mines Corp.		674,062	350
	Trilogy Energy Corp.	95,759	337
^	Sprott Inc.	204,300	328

^	First National Financial Corp.	22,911	322
	GMP Capital Inc.	66,200	260
^	Canexus Corp.	271,417	241
*	AuRico Metals Inc.	172,954	69
*	Westport Innovations Inc.	1,200	5
^,* Imperial Metals Corp. Rights Exp. 8/20/2015		63,763	1
*	Great Basin Gold Ltd.	345,634	—
			373,397
Chile (0.3%)
	Parque Arauco SA	807,000	1,486
	Vina Concha y Toro SA	821,269	1,305
	SONDA SA	711,400	1,305
	E.CL SA	767,642	1,042
	Inversiones Aguas Metropolitanas SA	705,750	1,017
	Administradora de Fondos de Pensiones Habitat SA	531,646	685
*	Cia Sud Americana de Vapores SA	20,407,507	603
	Inversiones La Construccion SA	48,262	526
	Ripley Corp. SA	1,297,730	443
	Coca-Cola Embonor SA Preference Shares Class B	248,778	384
	Forus SA	130,471	381
	Salfacorp SA	575,971	352
	CAP SA	119,172	320
			9,849
China (3.0%)
	Skyworth Digital Holdings Ltd.	2,824,497	2,170
	Sunny Optical Technology Group Co. Ltd.	1,068,367	2,068
^,*	CAR Inc.	1,044,130	2,033
^,*	Tech Pro Technology Development Ltd.	1,852,451	1,935
*	China Traditional Chinese Medicine Co. Ltd.	2,564,766	1,929
^	Intime Retail Group Co. Ltd.	1,716,137	1,916
^,*	China Shanshui Cement Group Ltd.	2,156,757	1,750
	SFS Group AG	24,035	1,700
*	PAX Global Technology Ltd.	1,022,858	1,632
*	China High Speed Transmission Equipment Group Co. Ltd.	1,962,950	1,592
	Tong Ren Tang Technologies Co. Ltd.	982,182	1,527
	Digital China Holdings Ltd.	1,416,671	1,402
	Jiangsu Future Land Co. Ltd. Class B	763,150	1,318
^	Kingdee International Software Group Co. Ltd.	2,949,716	1,267
*	Lao Feng Xiang Co. Ltd. Class B	312,220	1,254
	Greatview Aseptic Packaging Co. Ltd.	2,047,000	1,196
^	NetDragon Websoft Inc.	418,677	1,177
*	Shunfeng International Clean Energy Ltd.	3,069,657	1,108
*	BYD Electronic International Co. Ltd.	1,308,411	1,091
^,*	CT Environmental Group Ltd.	3,113,760	1,090
2	Cosmo Lady China Holdings Co. Ltd.	1,015,131	1,088
^	China Modern Dairy Holdings Ltd.	3,339,200	1,087
*	FDG Electric Vehicles Ltd.	16,568,885	1,083
^	Sinopec Kantons Holdings Ltd.	1,625,962	1,034
^	China Lesso Group Holdings Ltd.	1,309,996	1,027
^	Hua Han Bio-Pharmaceutical Holdings Ltd.	6,671,183	1,005
	Wasion Group Holdings Ltd.	704,678	928
	Coolpad Group Ltd.	4,151,156	928
	Beijing Capital Land Ltd.	1,902,000	913
	Hangzhou Steam Turbine Co. Class B	432,612	892
^	China ZhengTong Auto Services Holdings Ltd.	1,602,000	859
	CIFI Holdings Group Co. Ltd.	4,054,000	858

	Xinhua Winshare Publishing and Media Co. Ltd.	944,400	840
^,*	Chinasoft International Ltd.	2,165,184	804
^	Fufeng Group Ltd.	1,314,376	790
	Phoenix Healthcare Group Co. Ltd.	474,341	773
	Phoenix Satellite Television Holdings Ltd.	2,851,783	735
^	Bank of Chongqing Co. Ltd.	820,300	721
^	Boer Power Holdings Ltd.	377,000	716
*	AVIC International Holding HK Ltd.	5,096,000	711
*	China Oil & Gas Group Ltd.	7,788,000	711
^	Tibet 5100 Water Resources Holdings Ltd.	2,432,006	686
*	SSY Group Ltd.	2,241,561	678
^	Dah Chong Hong Holdings Ltd.	1,519,988	672
*	V1 Group Ltd.	7,603,484	661
	West China Cement Ltd.	3,664,400	658
^	China Shineway Pharmaceutical Group Ltd.	515,000	657
*	Carnival Group International Holdings Ltd.	4,370,000	654
^	China Singyes Solar Technologies Holdings Ltd.	640,375	638
^,*	China Lumena New Materials Corp.	3,950,000	637
*	China Datang Corp. Renewable Power Co. Ltd.	4,706,393	616
^	Sinotrans Shipping Ltd.	2,725,190	611
	Baoxin Auto Group Ltd.	1,241,500	610
^	China Overseas Grand Oceans Group Ltd.	1,495,000	605
	China Water Affairs Group Ltd.	1,236,400	602
^	Yuexiu Transport Infrastructure Ltd.	910,000	599
	China Lilang Ltd.	553,000	596
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	1,769,817	592
	Shanghai Baosight Software Co. Ltd. Class B	151,370	570
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	773,507	568
^,*	Hi Sun Technology China Ltd.	2,823,059	567
	Dongyue Group Ltd.	2,043,000	561
	Luthai Textile Co. Ltd. Class B	388,400	548
^	Vinda International Holdings Ltd.	220,873	547
	XTEP International Holdings Ltd.	1,247,379	545
^	China Suntien Green Energy Corp. Ltd.	3,033,158	537
	Livzon Pharmaceutical Group Inc.	108,810	521
	Dongjiang Environmental Co. Ltd.	297,000	497
*	Concord New Energy Group Ltd.	7,780,000	494
	Lonking Holdings Ltd.	3,063,313	485
	Ajisen China Holdings Ltd.	1,035,408	476
^	Yashili International Holdings Ltd.	1,642,000	476
	COSCO International Holdings Ltd.	826,000	472
	Tianjin Development Holdings Ltd.	560,000	462
^,*,2 Hua Hong Semiconductor Ltd.		471,000	461
^	China Fiber Optic Network System Group Ltd.	2,215,200	459
	C C Land Holdings Ltd.	1,810,000	457
*	North Mining Shares Co. Ltd.	13,874,400	456
*	Glorious Property Holdings Ltd.	3,601,000	447
	Dalian Port PDA Co. Ltd.	1,301,459	446
	Tianjin Port Development Holdings Ltd.	2,123,976	438
*	Tianneng Power International Ltd.	944,000	437
*	Lifetech Scientific Corp.	2,494,058	432
^,*	China All Access Holdings Ltd.	1,132,000	417
*	China SCE Property Holdings Ltd.	1,812,000	414
^	First Tractor Co. Ltd.	612,954	413
	China Power New Energy Development Co. Ltd.	6,140,000	409
	Shenguan Holdings Group Ltd.	2,058,000	409
*	Lianhua Supermarket Holdings Co. Ltd.	770,000	408

^,*	China Metal Recycling Holdings Ltd.	332,400	404
	China National Accord Medicines Corp. Ltd. Class B	72,900	404
	Huangshan Tourism Development Co. Ltd. Class B	223,800	401
*	China Precious Metal Resources Holdings Co. Ltd.	6,892,936	398
*	Kama Co. Ltd. Class B	401,200	396
^,*	Chaowei Power Holdings Ltd.	723,000	393
	Hengdeli Holdings Ltd.	2,697,765	391
*	China Tian Lun Gas Holdings Ltd.	427,500	388
	Shanghai Diesel Engine Co. Ltd. Class B	482,300	388
	Texhong Textile Group Ltd.	369,000	377
*	China Resources and Transportation Group Ltd.	25,125,200	373
	Central China Securities Co. Ltd.	628,523	371
^	Bloomage BioTechnology Corp. Ltd.	205,000	369
	NVC Lighting Holding Ltd.	1,626,088	369
	Shanghai Industrial Urban Development Group Ltd.	1,788,000	363
	China Fangda Group Co. Ltd. Class B	436,800	362
^	Wisdom Holdings Group	694,000	361
	Xiamen International Port Co. Ltd.	1,177,000	359
*	China Huiyuan Juice Group Ltd.	959,000	356
	Peak Sport Products Co. Ltd.	1,457,756	353
^	Powerlong Real Estate Holdings Ltd.	1,811,000	342
	Xingda International Holdings Ltd.	1,400,000	341
	361 Degrees International Ltd.	965,000	338
^	CPMC Holdings Ltd.	606,000	335
^,*	PW Medtech Group Ltd.	1,151,000	332
	Weiqiao Textile Co.	632,000	329
*	Sinolink Worldwide Holdings Ltd.	3,052,000	324
*	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	229,100	321
	Poly Culture Group Corp. Ltd.	128,914	320
*,2	Kangda International Environmental Co. Ltd.	827,111	319
^	TCL Multimedia Technology Holdings Ltd.	615,842	316
	Hubei Sanonda Co. Ltd. Class B	344,400	311
	China Merchants Land Ltd.	1,636,000	305
	Qingling Motors Co. Ltd.	932,929	299
^	Hilong Holding Ltd.	1,120,000	288
*	Eastern Communications Co. Ltd. Class B	396,650	288
*	Shang Gong Group Co. Ltd. Class B	286,100	284
*	Mingfa Group International Co. Ltd.	1,151,000	282
^	Comba Telecom Systems Holdings Ltd.	1,160,601	277
*	MIE Holdings Corp.	1,834,000	274
	Fantasia Holdings Group Co. Ltd.	1,986,000	273
*	EverChina International Holdings Co. Ltd.	7,695,000	273
	Guangdong Provincial Expressway Development Co. Ltd. Class B	537,400	270
*	Shougang Concord International Enterprises Co. Ltd.	4,959,116	264
^,*	China Dynamics Holdings Ltd.	4,458,752	254
	Chongqing Machinery & Electric Co. Ltd.	1,612,000	254
*	SRE Group Ltd.	4,930,302	253
	Shanghai Highly Group Co. Ltd. Class B	354,300	249
*	China Public Procurement Ltd.	11,828,000	248
^	Real Nutriceutical Group Ltd.	1,018,000	248
^	Tiangong International Co. Ltd.	2,289,478	247
	Welling Holding Ltd.	1,203,600	240
	Maoye International Holdings Ltd.	1,501,459	223
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	349,900	216
	Huaxin Cement Co. Ltd. Class B	277,760	215
*	Jinshan Development & Construction Co. Ltd. Class B	236,200	214
^	Changshouhua Food Co. Ltd.	326,000	212

*	Chongqing Iron & Steel Co. Ltd.	1,125,500	212
*	INESA Electron Co. Ltd. Class B	268,933	209
^,*	China Rare Earth Holdings Ltd.	1,867,600	207
*	O-Net Communications Group Ltd.	756,000	192
	Landing International Development Ltd.	3,983,135	188
*	Shanghai Potevio Co. Ltd. Class B	165,700	183
	Yuanda China Holdings Ltd.	2,880,000	177
*	Foshan Huaxin Packaging Co. Ltd. Class B	135,000	165
	HNA Infrastructure Company Ltd.	166,000	164
^	Hydoo International Holding Ltd.	1,208,000	153
*	Anxin-China Holdings Ltd.	2,683,000	133
^	Daphne International Holdings Ltd.	671,996	133
*	Synertone Communication Corp.	4,312,000	131
	Minmetals Land Ltd.	1,184,000	127
	Hefei Meiling Co. Ltd. Class B	184,160	125
	Changchai Co. Ltd. Class B	179,100	121
*	Xinjiang Xinxin Mining Industry Co. Ltd.	844,000	114
*	Shenzhen Chiwan Petroleum Class B	47,000	104
*	Boshiwa International Holding Ltd.	469,000	102
*	Chengde Nanjiang Co. Ltd. Class B	271,700	101
*	Winsway Enterprises Holdings Ltd.	3,198,870	93
*	Global Bio-Chem Technology Group Co. Ltd.	1,678,000	92
*	Fiyta Holdings Ltd. Class B	73,309	79
*	China Automation Group Ltd.	566,670	71
*	China ITS Holdings Co. Ltd.	531,000	71
*	China High Precision Automation Group Ltd.	401,000	63
*	Shenzhen International Enterprise Co. Ltd. Class B	45,840	61
	Dalian Refrigeration Co. Ltd. Class B	57,600	60
*	Hidili Industry International Development Ltd.	815,000	55
*	China Vanadium Titano - Magnetite Mining Co. Ltd.	742,000	46
*	Real Gold Mining Ltd.	239,476	26
*	Chigo Holding Ltd.	1,038,000	20
*	Sound Global Ltd.	20,000	18
			97,009
Colombia (0.1%)
	Banco Davivienda SA Preference Shares	149,952	1,378
	Celsia SA ESP	503,707	733
*	Avianca Holdings SA Preference Shares	553,623	600
			2,711
Czech Republic (0.0%)
	Philip Morris CR AS	697	303

Denmark (1.3%)
*	Genmab A/S	79,942	7,517
	GN Store Nord A/S	240,463	4,882
	Sydbank A/S	115,319	4,357
	FLSmidth & Co. A/S	73,480	3,285
*	Topdanmark A/S	115,614	3,189
	SimCorp A/S	55,240	2,353
	NKT Holding A/S	37,634	2,108
*	Royal Unibrew A/S	61,740	2,015
	Spar Nord Bank A/S	133,080	1,564
	Rockwool International A/S Class B	9,744	1,451
*	Bavarian Nordic A/S	28,744	1,356
	Matas A/S	60,157	1,239
	Dfds A/S	8,909	1,223

	ALK-Abello A/S	9,208	1,126
^,* Ambu A/S Class B		34,131	932
	Schouw & Co.	16,893	918
	Alm Brand A/S	90,615	584
	Solar A/S Class B	7,325	400
*	Bang & Olufsen A/S	42,015	389
^,* D/S Norden A/S		8,002	210
*	OW Bunker A/S	24,023	—
			41,098
Egypt (0.1%)
*	Medinet Nasr Housing	185,355	593
*	Palm Hills Developments SAE	1,522,888	488
*	Pioneers Holding for Financial Investments SAE	405,621	443
*	Six of October Development & Investment	319,092	435
*	Orascom Telecom Media And Technology Holding SAE	3,751,555	417
	Oriental Weavers	298,624	404
	Heliopolis Co. for Housing and Construction SAE	55,303	355
	Amer Group Holding	1,525,662	209
*	Egyptian Resorts Co.	1,289,451	186
	Arab Cotton Ginning	444,362	179
*	South Valley Cement	250,000	154
*	Maridive & Oil Services SAE	356,111	135
*	Citadel Capital SAE	425,000	107
*	Abu Dhabi Islamic Bank	53,172	44
	Egyptian Financial & Industrial Co.	43,090	36
*	Nile Cotton Ginning	31,192	26
			4,211
Finland (1.5%)
	Elisa Oyj	241,550	8,137
	Huhtamaki Oyj	157,324	5,591
	Amer Sports Oyj	178,793	5,200
	Tieto Oyj	109,358	2,798
	Konecranes Oyj	89,713	2,774
	Valmet Oyj	196,462	2,320
	Metsa Board Oyj	325,298	2,315
	Cargotec Oyj Class B	59,664	2,070
	Caverion Corp.	193,732	1,969
^	Outotec Oyj	284,752	1,901
	Citycon Oyj	601,330	1,594
	Kemira Oyj	119,736	1,546
	Sponda Oyj	384,551	1,530
^,* Outokumpu Oyj		311,308	1,439
	Uponor Oyj	90,096	1,427
^	YIT Oyj	202,616	1,217
	Ramirent Oyj	117,254	924
	Raisio Oyj	186,058	847
*	Oriola-KD Oyj	172,810	843
	Cramo Oyj	31,253	630
^	Sanoma Oyj	149,142	545
	F-Secure Oyj	118,532	366
*	Finnair Oyj	77,235	242
^,* Stockmann OYJ Abp Class B		32,328	237
			48,462
France (2.9%)
	Teleperformance	86,916	6,449
2	Euronext NV	104,402	4,764

	Orpea	58,685	4,430
	Eurofins Scientific SE	12,599	4,137
	Rubis SCA	51,774	3,721
	Technicolor SA	443,568	3,512
	Faurecia	89,893	3,453
*	UBISOFT Entertainment	140,996	2,737
*	DBV Technologies SA	30,946	2,689
	Plastic Omnium SA	84,162	2,367
	Altran Technologies SA	189,239	2,232
2	Elior	110,217	2,169
	Neopost SA	53,383	2,148
	Metropole Television SA	104,815	2,119
*	Nexans SA	50,386	2,049
	Havas SA	236,892	2,039
	Korian SA	56,015	1,997
	Sartorius Stedim Biotech	5,944	1,856
	Alten SA	36,368	1,831
	Vicat	24,587	1,830
	Sopra Steria Group	19,125	1,828
	Saft Groupe SA	43,232	1,764
	Nexity SA	39,816	1,755
	Gaztransport Et Technigaz SA	27,980	1,708
	Virbac SA	7,191	1,706
	Elis SA	97,169	1,607
	Mercialys SA	68,085	1,553
	IPSOS	56,443	1,414
	Norbert Dentressangle SA	5,814	1,258
^,* CGG SA		246,306	1,236
*	Genfit	30,363	1,216
	Coface SA	121,106	1,195
	Rallye SA	37,621	1,108
	Faiveley Transport SA	10,203	1,069
	Beneteau SA	56,560	961
^,* Eramet		14,471	954
*	Etablissements Maurel et Prom	140,952	904
*	Groupe Fnac	14,418	872
	Boiron SA	7,420	823
	Societe d'Edition de Canal &	86,180	755
^	Bourbon SA	47,897	745
	LISI	26,445	714
	Vilmorin & Cie SA	8,414	699
	Tarkett SA	26,616	631
*	GameLoft SE	127,106	605
	Trigano SA	12,960	570
	FFP	7,171	562
*	Parrot SA	12,223	556
*	Derichebourg SA	142,793	505
	Bonduelle S.C.A.	16,630	477
	Guerbet	6,643	428
	Mersen	16,517	390
^,* Solocal Group		846,725	381
	Jacquet Metal Service	18,428	344
	MPI	117,840	339
*	Esso SA Francaise	4,789	335
^,* SOITEC		409,588	333
	Haulotte Group SA	16,624	313
	Stallergenes SA	4,717	298

	Assystem	13,611	269
	GL Events	11,575	262
	Albioma SA	11,750	195
	Manitou BF SA	9,233	179
	Albioma SA Loyalty Line	8,890	148
	Union Financiere de France BQE SA	3,200	95
*	Etablissements Maurel et Prom Warrants Exp. 12/31/2015	38,916	1
			94,589
Germany (4.5%)
	Deutsche Annington Immobilien SE	690,377	21,574
	LEG Immobilien AG	85,246	6,210
	Freenet AG	160,288	5,511
*	Dialog Semiconductor plc	109,085	5,428
	KION Group AG	99,603	4,545
	Aurubis AG	69,327	4,152
	Aareal Bank AG	88,602	3,620
	STADA Arzneimittel AG	92,307	3,554
	Gerresheimer AG	47,574	3,498
	KUKA AG	39,580	3,395
*	MorphoSys AG	38,323	3,096
	Deutsche EuroShop AG	69,339	3,095
	Leoni AG	48,737	3,088
	Sartorius AG Preference Shares	14,253	3,066
*	Nordex SE	97,616	2,781
	Drillisch AG	61,260	2,590
	Software AG	83,967	2,514
	Krones AG	21,265	2,456
	Rational AG	6,101	2,384
	Norma Group SE	48,255	2,336
	Salzgitter AG	62,886	2,248
	DMG Mori AG	56,523	2,068
	Grand City Properties SA	116,210	2,009
	Bilfinger SE	48,387	1,995
	CTS Eventim AG & Co. KGaA	51,256	1,932
^	TAG Immobilien AG	168,429	1,907
	Jungheinrich AG Preference Shares	26,033	1,837
	RHOEN-KLINIKUM AG	65,543	1,823
	Duerr AG	21,488	1,771
	alstria office REIT-AG	125,805	1,742
*	GRENKELEASING AG	11,295	1,690
	Wincor Nixdorf AG	39,664	1,686
	Stroeer SE	32,246	1,597
^,* SGL Carbon SE		89,330	1,537
	Bechtle AG	17,685	1,504
	Indus Holding AG	29,623	1,461
	Pfeiffer Vacuum Technology AG	15,775	1,447
^	Kloeckner & Co. SE	153,324	1,438
	Aurelius AG	29,327	1,418
*	PATRIZIA Immobilien AG	51,100	1,372
	KWS Saat SE	3,572	1,164
	Draegerwerk AG & Co. KGaA Preference Shares	11,494	1,150
	CompuGroup Medical AG	34,593	1,092
	ElringKlinger AG	43,312	1,045
^	Gerry Weber International AG	40,025	987
	Rheinmetall AG	18,081	985
	Takkt AG	50,467	966
	BayWa AG	25,846	962

	Nemetschek AG	25,852	958
	Bertrandt AG	7,666	956
^,* Vossloh AG		14,877	947
	Jenoptik AG	71,514	936
	Sixt SE	21,523	906
	Sixt SE Preference Shares	23,906	864
	Deutz AG	146,077	855
^,* Heidelberger Druckmaschinen AG		333,517	850
^,* AIXTRON SE		141,442	839
	Biotest AG Preference Shares	28,881	813
	Carl Zeiss Meditec AG	24,763	697
	Wacker Neuson SE	32,939	662
	Hamburger Hafen und Logistik AG	29,543	569
^,* SMA Solar Technology AG		15,852	526
	KSB AG Preference Shares	1,085	495
	comdirect bank AG	39,593	438
	Deutsche Beteiligungs AG	13,381	433
	DIC Asset AG	49,387	432
	Draegerwerk AG & Co. KGaA	4,664	380
	Bauer AG	15,649	299
*	Kontron AG	64,059	251
*	H&R AG	22,324	213
	Biotest AG	7,464	209
	Delticom AG	8,075	202
^	QSC AG	56,381	113
	CAT Oil AG	9,285	92
*	CropEnergies AG	10,226	46
			146,707
Greece (0.3%)
	Titan Cement Co. SA	69,895	1,643
*	Eurobank Ergasias SA	11,959,206	1,531
	FF Group	51,764	1,376
	JUMBO SA	145,069	1,053
*	Motor Oil Hellas Corinth Refineries SA	93,606	850
*	Mytilineos Holdings SA	137,711	811
	Public Power Corp. SA	159,291	727
	Hellenic Petroleum SA	102,506	491
	Hellenic Exchanges SA	92,884	432
	Grivalia Properties REIC AE	51,080	394
*	Ellaktor SA	214,567	393
	Athens Water Supply & Sewage Co. SA	65,813	390
	Metka SA	37,574	299
*	Intralot SA-Integrated Lottery Systems & Services	5,285	9
*	TT Hellenic Postbank SA	44,448	8
			10,407
Hong Kong (1.9%)
^	Imperial Pacific International Holdings Ltd.	67,333,680	2,152
	Value Partners Group Ltd.	1,605,498	1,883
^	Haitong International Securities Group Ltd.	3,236,416	1,780
	NagaCorp Ltd.	2,178,228	1,773
	Stella International Holdings Ltd.	651,591	1,758
	Minth Group Ltd.	880,219	1,743
^,*	Goldin Properties Holdings Ltd.	1,964,171	1,505
	Luk Fook Holdings International Ltd.	531,000	1,491
^	Town Health International Medical Group Ltd.	5,644,621	1,279
	SmarTone Telecommunications Holdings Ltd.	624,730	1,277

	SITC International Holdings Co. Ltd.	2,194,422	1,262
	Pacific Textiles Holdings Ltd.	794,000	1,262
^	Guotai Junan International Holdings Ltd.	3,501,000	1,209
*	Fullshare Holdings Ltd.	6,955,000	1,166
	G-Resources Group Ltd.	39,285,190	1,146
	Giordano International Ltd.	2,141,735	1,085
	Yingde Gases Group Co. Ltd.	1,766,000	1,048
	Man Wah Holdings Ltd.	1,155,600	1,040
^	Pacific Basin Shipping Ltd.	3,014,766	1,035
	CITIC Telecom International Holdings Ltd.	2,186,004	996
	Nexteer Automotive Group Ltd.	1,028,224	974
	K Wah International Holdings Ltd.	1,757,000	971
^,*	China Financial International Investments Ltd.	6,880,000	930
*	Suncorp Technologies Ltd.	17,620,000	872
	Yuexiu REIT	1,523,400	860
*	Kong Sun Holdings Ltd.	6,075,000	821
^	Chow Sang Sang Holdings International Ltd.	411,565	797
	REXLot Holdings Ltd.	13,762,448	781
^	China LNG Group Ltd.	4,720,000	777
	China Smarter Energy Group Holdings Ltd.	5,094,000	748
^,*	Superb Summit International Group Ltd.	3,957,346	745
^	Sunlight REIT	1,458,000	742
^	Truly International Holdings Ltd.	2,101,000	706
	Ju Teng International Holdings Ltd.	1,491,002	656
	Springland International Holdings Ltd.	1,909,000	651
^,*	KuangChi Science Ltd.	2,557,000	649
^	NewOcean Energy Holdings Ltd.	1,432,000	643
^	Far East Consortium International Ltd.	1,379,858	640
^,*	MMG Ltd.	2,319,127	626
^	Dynam Japan Holdings Co. Ltd.	402,160	625
*	United Photovoltaics Group Ltd.	5,620,645	614
*	Goodbaby International Holdings Ltd.	1,491,000	609
^	TCL Communication Technology Holdings Ltd.	775,772	603
^,*	Summit Ascent Holdings Ltd.	1,104,000	596
	Prosperity REIT	1,490,000	561
	Lee's Pharmaceutical Holdings Ltd.	329,000	552
	APT Satellite Holdings Ltd.	558,500	520
	Sun Hung Kai & Co. Ltd.	758,000	504
	China LotSynergy Holdings Ltd.	9,909,209	502
	China Aerospace International Holdings Ltd.	2,616,000	494
^,*,2 CGN Meiya Power Holdings Co. Ltd.		1,580,000	494
	TCC International Holdings Ltd.	1,804,500	463
	GCL New Energy Holdings Ltd.	6,411,541	462
	HKR International Ltd.	825,600	453
^,*	TOM Group Ltd.	2,067,016	444
*	Louis XIII Holdings Ltd.	1,203,040	443
	EVA Precision Industrial Holdings Ltd.	1,526,000	439
^,*	Xinchen China Power Holdings Ltd.	1,380,200	436
^	Spring REIT	906,762	420
*	CST Mining Group Ltd.	30,344,000	408
*	L'sea Resources International Holdings Ltd.	5,020,000	405
*	United Laboratories International Holdings Ltd.	602,500	362
^,*	Sino Oil And Gas Holdings Ltd.	16,505,000	360
	AMVIG Holdings Ltd.	764,000	360
^,*	Haier Healthwise Holdings Ltd.	3,914,000	328
^,*	Midland Holdings Ltd.	722,000	320
	Singamas Container Holdings Ltd.	1,917,960	310

^,*	Wanda Hotel Development Co. Ltd.	1,717,000	302
	Varitronix International Ltd.	386,000	293
^,*	Anton Oilfield Services Group	1,583,274	271
	Trinity Ltd.	1,746,000	265
*	Lai Sun Development Co. Ltd.	12,085,000	262
^,*	Honghua Group Ltd.	2,888,200	255
	Road King Infrastructure Ltd.	270,346	249
	Regal Hotels International Holdings Ltd.	414,000	239
*	Silver Base Group Holdings Ltd.	1,234,475	238
^	Shenwan Hongyuan HK Ltd.	470,000	233
*	Yanchang Petroleum International Ltd.	7,630,000	228
	Liu Chong Hing Investment Ltd.	178,000	222
*	SOCAM Development Ltd.	290,725	200
	Polytec Asset Holdings Ltd.	1,440,000	199
*	Microport Scientific Corp.	457,000	191
	New World Department Store China Ltd.	846,966	190
	Emperor Watch & Jewellery Ltd.	4,230,000	156
	Inspur International Ltd.	736,000	154
	TPV Technology Ltd.	876,000	149
*	Neo-Neon Holdings Ltd.	946,880	141
	Yip's Chemical Holdings Ltd.	272,000	141
	IT Ltd.	412,000	138
^,*	Sunshine Oilsands Ltd.	1,555,000	136
	Henderson Investment Ltd.	1,405,000	128
^,*	SPT Energy Group Inc.	1,023,000	128
*	China Household Holdings Ltd.	2,920,000	120
*	Hong Kong Television Network Ltd.	405,000	110
*	PetroAsian Energy Holdings Ltd.	3,380,000	73
*	Heng Tai Consumables Group Ltd.	4,220,244	57
	Oriental Press Group	262,000	30
			61,064
India (2.7%)
	UPL Ltd.	470,786	3,931
	Indiabulls Housing Finance Ltd.	294,846	3,392
	Apollo Hospitals Enterprise Ltd.	117,781	2,498
	Mindtree Ltd.	102,862	2,052
	Bajaj Finance Ltd.	22,506	1,934
	Max India Ltd.	195,324	1,683
	Emami Ltd.	81,547	1,667
*	Rajesh Exports Ltd.	204,283	1,665
	Havells India Ltd.	381,336	1,659
	Page Industries Ltd.	7,280	1,566
*	Jubilant Foodworks Ltd.	50,816	1,451
	Torrent Pharmaceuticals Ltd.	62,850	1,417
	Federal Bank Ltd.	1,264,374	1,335
*	SKS Microfinance Ltd.	140,942	1,279
*	Gujarat Pipavav Port Ltd.	330,840	1,215
	Just Dial Ltd.	70,427	1,192
*	Suzlon Energy Ltd.	3,473,313	1,184
*	Apollo Tyres Ltd.	339,077	1,071
	Dewan Housing Finance Corp. Ltd.	132,730	1,003
	Arvind Ltd.	196,389	977
	Info Edge India Ltd.	73,882	964
	Vakrangee Ltd.	365,811	949
	Sundaram Finance Ltd.	38,167	949
	IIFL Holdings Ltd.	309,579	947
	MRF Ltd.	1,479	942

Strides Arcolab Ltd.	46,465	923
* Gillette India Ltd.	11,134	896
CESC Ltd.	99,800	884
* Bayer CropScience Ltd.	13,784	865
* AIA Engineering Ltd.	55,655	863
Petronet LNG Ltd.	284,941	862
* NCC Ltd.	664,683	854
* Amara Raja Batteries Ltd.	61,432	847
Berger Paints India Ltd.	247,792	842
* Sintex Industries Ltd.	455,878	819
Ajanta Pharma Ltd.	33,211	814
PI Industries Ltd.	77,434	797
Hexaware Technologies Ltd.	175,454	789
Alstom T&D India Ltd.	88,446	776
* Sun Pharma Advanced Research Co. Ltd.	120,239	773
Voltas Ltd.	155,859	771
Alembic Pharmaceuticals Ltd.	68,511	759
IRB Infrastructure Developers Ltd.	196,524	753
* Dish TV India Ltd.	412,232	746
Thermax Ltd.	45,350	740
Credit Analysis & Research Ltd.	32,375	721
* L&T Finance Holdings Ltd.	646,187	713
WABCO India Ltd.	7,184	679
* Indian Hotels Co. Ltd.	453,347	671
TVS Motor Co. Ltd.	180,609	670
Balkrishna Industries Ltd.	63,190	670
* Kajaria Ceramics Ltd.	52,767	616
Persistent Systems Ltd.	58,717	609
* Cox & Kings Ltd.	131,140	601
* Whirlpool of India Ltd.	50,990	597
* Sadbhav Engineering Ltd.	118,656	591
Redington India Ltd.	312,258	574
* Gujarat Gas Co. Ltd.	49,242	571
Gateway Distriparks Ltd.	97,891	567
eClerx Services Ltd.	24,305	563
* Repco Home Finance Ltd.	51,109	550
Amtek Auto Ltd.	207,569	549
Biocon Ltd.	75,745	540
* Bajaj Corp. Ltd.	72,242	515
* Housing Development & Infrastructure Ltd.	380,330	510
GRUH Finance Ltd.	132,631	506
Jammu & Kashmir Bank Ltd.	307,394	501
Karur Vysya Bank Ltd.	66,045	496
Muthoot Finance Ltd.	159,867	495
Tata Global Beverages Ltd.	218,339	479
Ramco Cements Ltd.	83,231	473
Central Bank of India	285,025	469
VA Tech Wabag Ltd.	39,337	466
Welspun Corp. Ltd.	203,488	462
Oberoi Realty Ltd.	110,395	453
Indraprastha Gas Ltd.	59,265	449
* Gujarat Fluorochemicals Ltd.	39,837	444
Prestige Estates Projects Ltd.	124,025	426
* KPIT Technologies Ltd.	243,466	419
Coromandel International Ltd.	109,756	418
Engineers India Ltd.	107,676	406
Jain Irrigation Systems Ltd.	344,143	399

IFCI Ltd.	1,013,175	393
Gujarat State Petronet Ltd.	193,931	392
National Aluminium Co. Ltd.	702,977	389
* Hathway Cable & Datacom Ltd.	471,255	371
* DEN Networks Ltd.	148,069	370
Alstom India Ltd.	28,303	364
Century Textiles & Industries Ltd.	32,612	358
Ipca Laboratories Ltd.	33,503	353
Videocon Industries Ltd.	140,166	339
Syndicate Bank	224,377	332
Karnataka Bank Ltd.	149,626	329
Jindal Saw Ltd.	272,321	324
* Indiabulls Real Estate Ltd.	326,133	320
CMC Ltd.	10,268	311
Sobha Ltd.	54,471	298
PTC India Ltd.	266,177	287
McLeod Russel India Ltd.	76,709	269
South Indian Bank Ltd.	753,626	269
Polaris Consulting & Services Ltd.	88,447	264
Andhra Bank	227,254	262
* India Cements Ltd.	176,674	256
* Pipavav Defence & Offshore Engineering Co. Ltd.	270,702	254
Rolta India Ltd.	141,036	251
Indian Bank	114,039	235
* Balrampur Chini Mills Ltd.	290,118	229
Gujarat Mineral Development Corp. Ltd.	159,344	227
Multi Commodity Exchange of India Ltd.	12,814	227
Allahabad Bank	156,752	225
* Jet Airways India Ltd.	35,377	221
* Future Retail Ltd.	110,904	210
* Shipping Corp. of India Ltd.	199,415	203
Srei Infrastructure Finance Ltd.	300,127	177
* Hindustan Construction Co. Ltd.	505,220	175
* Indian Overseas Bank	281,582	167
UCO Bank	201,120	165
Raymond Ltd.	20,579	150
Vijaya Bank	216,248	138
Chambal Fertilizers and Chemicals Ltd.	133,715	126
* Bajaj Hindusthan Sugar Ltd.	491,959	114
Radico Khaitan Ltd.	72,936	107
* Gujarat State Fertilizers & Chemicals Ltd.	82,282	94
* Tata Teleservices Maharashtra Ltd.	680,372	80
* Punj Lloyd Ltd.	166,563	70
Bhushan Steel Ltd.	69,507	64
* Shree Renuka Sugars Ltd.	360,673	51
* IVRCL Ltd.	254,830	44
Financial Technologies India Ltd.	18,072	42
* Nagarjuna Fertilizers & Chemicals Ltd.	233,445	41
* Nirvikara Paper Mills Ltd.	4,592	5
* Arvind Infrastructure Ltd	19,638	—
		86,075
Indonesia (0.7%)
Lippo Karawaci Tbk PT	30,446,818	2,599
Summarecon Agung Tbk PT	16,942,168	2,175
Bumi Serpong Damai Tbk PT	11,808,149	1,560
Ciputra Development Tbk PT	16,775,000	1,300
AKR Corporindo Tbk PT	2,798,500	1,192

Alam Sutera Realty Tbk PT	31,501,091	1,178
Wijaya Karya Beton Tbk PT	12,085,195	1,002
Matahari Putra Prima Tbk PT	4,602,600	989
Pakuwon Jati Tbk PT	31,881,534	976
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	16,245,000	967
MNC Investama Tbk PT	44,900,730	948
Waskita Karya Persero Tbk PT	6,021,879	788
Ace Hardware Indonesia Tbk PT	11,934,100	564
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	5,128,639	513
Wijaya Karya Persero Tbk PT	2,502,900	490
Bank Tabungan Negara Persero Tbk PT	5,352,170	463
* Eagle High Plantations Tbk PT	14,471,000	418
* Mitra Adiperkasa Tbk PT	1,153,300	396
* Panin Financial Tbk PT	19,481,000	393
Siloam International Hospitals Tbk PT	318,800	390
Medco Energi Internasional Tbk PT	1,752,671	333
* Lippo Cikarang Tbk PT	491,200	301
Surya Semesta Internusa Tbk PT	4,971,800	290
* Agung Podomoro Land Tbk PT	10,183,000	278
* Energi Mega Persada Tbk PT	54,645,500	226
* Sigmagold Inti Perkasa Tbk PT	6,751,200	219
Holcim Indonesia Tbk PT	2,049,577	215
Intiland Development Tbk PT	4,902,000	204
BISI International Tbk PT	1,734,420	177
Ramayana Lestari Sentosa Tbk PT	3,183,500	165
Salim Ivomas Pratama Tbk PT	4,001,200	158
Bekasi Fajar Industrial Estate Tbk PT	5,517,800	157
Timah Persero Tbk PT	3,195,120	143
* Bumi Resources Tbk PT	25,095,500	93
Gajah Tunggal Tbk PT	1,340,000	75
* Harum Energy Tbk PT	976,100	72
Sampoerna Agro PT	545,500	67
* Krakatau Steel Persero Tbk PT	2,114,000	51
* Indika Energy Tbk PT	1,327,939	28
* Trada Maritime Tbk PT	6,712,200	25
		22,578
Ireland (0.7%)
Kingspan Group plc	268,378	6,767
Glanbia plc	266,858	5,574
* Paddy Power plc	50,793	4,535
C&C Group plc (Dublin Shares)	535,103	2,085
Green REIT plc	998,158	1,682
Aer Lingus Group plc	204,576	562
FBD Holdings plc	25,902	218
C&C Group plc (London Shares)	11,196	43
		21,466
Israel (0.4%)
* Tower Semiconductor Ltd.	96,737	1,318
Alony Hetz Properties & Investments Ltd.	143,124	1,118
* Nitsba Holdings 1995 Ltd.	54,080	1,015
Ituran Location and Control Ltd.	32,623	835
Reit 1 Ltd.	230,287	659
* Compugen Ltd.	104,023	645
* Nova Measuring Instruments Ltd.	51,548	636
* EZchip Semiconductor Ltd.	35,397	578
* Mazor Robotics Ltd.	69,834	482

* Airport City Ltd.	42,737	462
* Jerusalem Oil Exploration	9,484	415
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	8,163	390
* Evogene Ltd.	41,521	376
Amot Investments Ltd.	113,805	356
* Allot Communications Ltd.	60,900	325
Menorah Mivtachim Holdings Ltd.	30,185	318
Electra Ltd.	2,231	306
Phoenix Holdings Ltd.	91,613	273
Norstar Holdings Inc.	11,222	270
* Gilat Satellite Networks Ltd.	40,725	228
Africa Israel Properties Ltd.	14,311	224
* Shufersal Ltd.	77,475	212
* Naphtha Israel Petroleum Corp. Ltd.	30,682	207
Silicom Ltd.	6,193	168
* AudioCodes Ltd.	35,741	102
* Property & Building Corp. Ltd.	1,263	101
* Kamada Ltd.	24,100	93
* Ceragon Networks Ltd.	69,161	85
* Africa Israel Investments Ltd.	109,168	84
* Jerusalem Economy Ltd.	21,043	71
* Modiin Energy Warrants Exp. 7/21/2015	6,431	—
		12,352
Italy (3.2%)
Banca Popolare di Milano Scarl	6,581,417	7,117
Banca Popolare dell'Emilia Romagna SC	714,480	6,286
Azimut Holding SPA	173,912	4,343
Unipol Gruppo Finanziario SPA	750,707	4,026
Moncler SPA	194,252	3,942
Recordati SPA	155,418	3,869
Banca Popolare di Sondrio SCARL	706,342	3,587
Italcementi SPA	296,570	3,279
2 Anima Holding SPA	319,270	3,271
A2A SPA	2,348,785	2,996
* Yoox SPA	84,803	2,863
Banca Generali SPA	83,955	2,764
FinecoBank Banca Fineco SPA	316,474	2,519
* Credito Valtellinese SC	1,697,252	2,415
Hera SPA	911,229	2,296
Interpump Group SPA	126,448	2,147
De' Longhi	85,921	2,095
^ Tod's SPA	20,661	2,085
Ansaldo STS SPA	195,001	2,017
Brembo SPA	43,835	1,976
Buzzi Unicem SPA	109,021	1,862
* World Duty Free SPA	165,960	1,854
* Sorin SPA	622,778	1,799
* Autogrill SPA	197,234	1,778
Societa Cattolica di Assicurazioni SCRL	214,301	1,754
DiaSorin SPA	35,282	1,619
Ei Towers SPA	24,944	1,600
Cerved Information Solutions SPA	173,315	1,397
Societa Iniziative Autostradali e Servizi SPA	118,747	1,395
Salini Impregilo SPA	290,306	1,382
^ Beni Stabili SpA SIIQ	1,677,090	1,324
Danieli & C Officine Meccaniche SPA RSP	76,000	1,200
^ Banca Carige SPA	613,754	1,171

	ERG SPA	89,661	1,164
	Industria Macchine Automatiche SPA	21,508	1,115
	Amplifon SPA	131,560	1,102
	Credito Emiliano SPA	125,592	1,058
	Italmobiliare SPA RSP	38,715	1,030
	Iren SPA	688,555	1,003
^	Piaggio & C SPA	308,992	985
	ACEA SPA	72,136	948
*	Saras SPA	395,811	896
	MARR SPA	46,439	859
^	Brunello Cucinelli SPA	42,180	795
*	CIR-Compagnie Industriali Riunite SPA	685,781	729
2	RAI Way SPA	139,897	727
	ASTM SPA	49,712	672
	Astaldi SPA	65,899	635
^,* Safilo Group SPA		46,455	589
^,* RCS MediaGroup SPA		489,451	565
*	Fincantieri SPA	689,732	548
	Cementir Holding SPA	71,516	480
	Immobiliare Grande Distribuzione SIIQ SPA	435,753	405
	Italmobiliare SPA	9,523	392
	Falck Renewables SPA	274,270	360
^,* Geox SPA		83,231	338
	Esprinet SPA	37,887	334
	Danieli & C Officine Meccaniche SPA	15,592	328
*	Cofide SPA	431,222	217
	Zignago Vetro SPA	34,901	216
*	Gruppo Editoriale L'Espresso SPA	183,674	208
	DeA Capital SPA	122,976	203
*	Arnoldo Mondadori Editore SPA	143,206	166
^	Trevi Finanziaria Industriale SPA	86,441	160
*	Sogefi SPA	40,379	124
*	Juventus Football Club SPA	290,159	91
^,* Fiera Milano SPA		8,283	46
*	Unipol Gruppo Finanziario SPA Rights	308,489	—
			105,516
Japan (15.4%)
	IT Holdings Corp.	124,187	2,838
	OSG Corp.	127,623	2,728
	Nichi-iko Pharmaceutical Co. Ltd.	73,407	2,523
	Oki Electric Industry Co. Ltd.	1,217,477	2,500
	Asahi Intecc Co. Ltd.	73,018	2,443
	MonotaRO Co. Ltd.	45,600	2,410
	Horiba Ltd.	61,739	2,341
	Sankyu Inc.	411,351	2,335
	Daifuku Co. Ltd.	158,459	2,299
	Tsubakimoto Chain Co.	267,235	2,279
	ADEKA Corp.	171,555	2,222
	Toho Holdings Co. Ltd.	88,618	2,205
	Pilot Corp.	55,512	2,170
*	Leopalace21 Corp.	391,600	2,146
	Nippon Konpo Unyu Soko Co. Ltd.	117,718	2,041
	Ain Pharmaciez Inc.	42,208	2,011
	Ogaki Kyoritsu Bank Ltd.	548,465	1,962
	Nihon M&A Center Inc.	46,851	1,924
	Nippon Gas Co. Ltd.	57,926	1,917
	Aica Kogyo Co. Ltd.	85,340	1,906

	NOF Corp.	230,202	1,906
	Iwatani Corp.	311,434	1,904
	Penta-Ocean Construction Co. Ltd.	465,500	1,897
	Relo Holdings Inc.	17,600	1,890
	United Arrows Ltd.	46,767	1,870
	Mitsubishi Pencil Co. Ltd.	37,600	1,855
	Meitec Corp.	45,146	1,788
	Yaoko Co. Ltd.	36,000	1,785
	Kyowa Exeo Corp.	145,990	1,782
	Kiyo Bank Ltd.	120,596	1,761
	Welcia Holdings Co. Ltd.	34,341	1,755
	Arcs Co. Ltd.	79,900	1,754
	SHO-BOND Holdings Co. Ltd.	42,800	1,717
	GMO internet Inc.	102,761	1,714
	Tokyo Ohka Kogyo Co. Ltd.	62,213	1,707
	Toho Bank Ltd.	387,664	1,705
	Sangetsu Co. Ltd.	103,020	1,701
	Amano Corp.	121,848	1,696
	Duskin Co. Ltd.	89,360	1,694
	Toagosei Co. Ltd.	215,792	1,675
	Nitto Boseki Co. Ltd.	312,536	1,670
	Okumura Corp.	334,213	1,657
	Valor Co. Ltd.	66,800	1,644
	Kenedix Inc.	419,500	1,640
	Kokuyo Co. Ltd.	156,435	1,630
	Fuyo General Lease Co. Ltd.	38,747	1,624
	Makino Milling Machine Co. Ltd.	183,901	1,602
	Miura Co. Ltd.	146,155	1,591
	Nippon Light Metal Holdings Co. Ltd.	955,323	1,587
	Nihon Parkerizing Co. Ltd.	167,460	1,558
	Ryosan Co. Ltd.	59,757	1,548
	Hazama Ando Corp.	290,279	1,538
^,* Laox Co. Ltd.		363,000	1,524
	Zensho Holdings Co. Ltd.	155,661	1,508
	Takasago Thermal Engineering Co. Ltd.	113,235	1,507
	IBJ Leasing Co. Ltd.	63,801	1,504
	Inaba Denki Sangyo Co. Ltd.	44,100	1,502
	Megmilk Snow Brand Co. Ltd.	94,526	1,486
	Marusan Securities Co. Ltd.	132,180	1,478
	Daiseki Co. Ltd.	76,387	1,469
	Maeda Corp.	216,306	1,465
	Morinaga Milk Industry Co. Ltd.	356,678	1,458
	Kumagai Gumi Co. Ltd.	515,320	1,455
^	Colowide Co. Ltd.	92,500	1,447
	San-A Co. Ltd.	27,744	1,443
	Nishimatsu Construction Co. Ltd.	393,807	1,437
	Ariake Japan Co. Ltd.	33,147	1,435
*	Nippon Sheet Glass Co. Ltd.	1,383,000	1,432
	Bank of Okinawa Ltd.	34,204	1,431
	Shinmaywa Industries Ltd.	140,588	1,427
	Nippon Seiki Co. Ltd.	71,337	1,426
	Nippon Soda Co. Ltd.	238,352	1,426
	Yamanashi Chuo Bank Ltd.	311,311	1,426
	Accordia Golf Co. Ltd.	134,891	1,422
	Nachi-Fujikoshi Corp.	284,130	1,421
	Nippon Suisan Kaisha Ltd.	447,562	1,410
	DCM Holdings Co. Ltd.	153,988	1,406

Saibu Gas Co. Ltd.	590,734	1,400
Sumitomo Bakelite Co. Ltd.	334,000	1,398
Bank of Iwate Ltd.	31,524	1,396
Central Glass Co. Ltd.	331,061	1,393
Cocokara fine Inc.	37,089	1,391
Kanematsu Corp.	758,000	1,386
Hanwa Co. Ltd.	317,415	1,379
Sumitomo Mitsui Construction Co. Ltd.	1,084,432	1,368
^ Bank of Nagoya Ltd.	349,121	1,364
Fuji Machine Manufacturing Co. Ltd.	142,183	1,355
Tokyo Seimitsu Co. Ltd.	67,734	1,350
HI-LEX Corp.	41,938	1,349
Mitsuba Corp.	60,559	1,343
Fuji Oil	77,998	1,311
TSI Holdings Co. Ltd.	183,700	1,300
Ship Healthcare Holdings Inc.	60,700	1,287
Fujitec Co. Ltd.	123,638	1,281
Mirait Holdings Corp.	111,571	1,280
Morinaga & Co. Ltd.	293,518	1,280
Yamagata Bank Ltd.	303,426	1,279
^ COOKPAD Inc.	61,500	1,274
Chiyoda Co. Ltd.	47,900	1,271
Fujitsu General Ltd.	88,672	1,259
Nippon Signal Company Ltd.	118,300	1,253
Hitachi Zosen Corp.	238,075	1,252
TPR Co. Ltd.	42,321	1,240
ASKUL Corp.	33,868	1,238
Fuji Co. Ltd.	55,200	1,236
Mandom Corp.	29,777	1,234
Transcosmos Inc.	46,496	1,234
Tokyo Dome Corp.	292,671	1,231
Meidensha Corp.	366,125	1,228
Okinawa Electric Power Co. Inc.	49,022	1,225
Oita Bank Ltd.	283,164	1,221
Topre Corp.	62,700	1,218
Sakata Seed Corp.	65,556	1,211
Aomori Bank Ltd.	377,806	1,209
Yoshinoya Holdings Co. Ltd.	100,620	1,208
^ Seiko Holdings Corp.	224,291	1,205
Toyo Ink SC Holdings Co. Ltd.	300,612	1,197
Okamura Corp.	134,103	1,196
Nichias Corp.	203,574	1,193
PALTAC Corp.	60,900	1,189
Noritz Corp.	72,067	1,188
Hokuetsu Kishu Paper Co. Ltd.	197,721	1,183
Ulvac Inc.	81,686	1,180
Jin Co. Ltd.	24,100	1,177
^ Tokuyama Corp.	642,050	1,170
Futaba Corp.	65,787	1,169
Earth Chemical Co. Ltd.	30,143	1,167
Higashi-Nippon Bank Ltd.	308,261	1,156
Japan Securities Finance Co. Ltd.	193,541	1,147
Kintetsu World Express Inc.	25,600	1,141
Koei Tecmo Holdings Co. Ltd.	57,600	1,141
Tokyo Steel Manufacturing Co. Ltd.	165,900	1,134
Bank of the Ryukyus Ltd.	76,237	1,133
Daibiru Corp.	123,043	1,127

Daio Paper Corp.	98,454	1,126
Nishimatsuya Chain Co. Ltd.	116,000	1,118
Unipres Corp.	57,880	1,113
Japan Wool Textile Co. Ltd.	141,189	1,112
Kanamoto Co. Ltd.	45,800	1,112
Kusuri No Aoki Co. Ltd.	21,400	1,109
Kyoritsu Maintenance Co. Ltd.	15,580	1,109
Taikisha Ltd.	49,558	1,105
Kameda Seika Co. Ltd.	26,300	1,105
Fancl Corp.	71,504	1,104
J Trust Co. Ltd.	134,500	1,102
Hitachi Kokusai Electric Inc.	81,394	1,102
Tokyo TY Financial Group Inc.	34,384	1,096
Nikkiso Co. Ltd.	113,106	1,095
Alpine Electronics Inc.	66,168	1,091
Sumitomo Warehouse Co. Ltd.	200,957	1,089
Showa Sangyo Co. Ltd.	262,000	1,088
NSD Co. Ltd.	81,034	1,088
Shikoku Bank Ltd.	502,703	1,086
TOMONY Holdings Inc.	244,000	1,080
Sanken Electric Co. Ltd.	192,648	1,075
Kyudenko Corp.	61,207	1,074
Riso Kagaku Corp.	55,984	1,070
Nitto Kogyo Corp.	48,173	1,068
Aichi Bank Ltd.	18,964	1,063
Fuji Seal International Inc.	34,368	1,063
Heiwado Co. Ltd.	48,950	1,062
Tokai Corp.	28,800	1,061
Seikagaku Corp.	69,364	1,058
Sanki Engineering Co. Ltd.	130,767	1,055
Tochigi Bank Ltd.	189,892	1,052
Kuroda Electric Co. Ltd.	54,800	1,049
Keihin Corp.	73,651	1,049
Asahi Holdings Inc.	69,200	1,048
Fuji Kyuko Co. Ltd.	104,800	1,047
Nissha Printing Co. Ltd.	58,557	1,046
Tokyu Construction Co. Ltd.	134,900	1,043
Jaccs Co. Ltd.	216,000	1,037
Nippon Flour Mills Co. Ltd.	155,459	1,034
TechnoPro Holdings Inc.	38,100	1,027
NET One Systems Co. Ltd.	166,000	1,024
MOS Food Services Inc.	48,078	1,019
Ai Holdings Corp.	62,600	1,016
Totetsu Kogyo Co. Ltd.	51,500	1,014
Avex Group Holdings Inc.	60,400	1,013
Tokai Carbon Co. Ltd.	347,000	1,013
Aida Engineering Ltd.	104,956	1,005
Furukawa Co. Ltd.	513,783	1,003
Kureha Corp.	263,026	995
Takara Standard Co. Ltd.	140,748	990
Nichicon Corp.	134,848	989
Matsuya Co. Ltd.	52,300	986
Fukui Bank Ltd.	456,982	983
UACJ Corp.	415,852	982
ZERIA Pharmaceutical Co. Ltd.	66,940	982
Komori Corp.	87,700	980
Sanyo Special Steel Co. Ltd.	222,677	979

	Star Micronics Co. Ltd.	63,881	977
	Trusco Nakayama Corp.	26,500	972
	Nissin Kogyo Co. Ltd.	62,009	971
^,* Kobe Bussan Co. Ltd.		10,200	965
	Towa Pharmaceutical Co. Ltd.	12,594	964
	Iino Kaiun Kaisha Ltd.	198,926	958
	Ashikaga Holdings Co. Ltd.	226,800	953
	Descente Ltd.	64,500	952
	Adastria Co. Ltd.	19,700	952
	Taiyo Holdings Co. Ltd.	23,500	950
	EDION Corp.	143,533	948
	Mizuno Corp.	196,782	943
	Hokuetsu Bank Ltd.	467,003	941
	Hogy Medical Co. Ltd.	19,328	940
	Nihon Unisys Ltd.	88,096	938
	Eizo Corp.	41,046	937
	Monex Group Inc.	346,331	935
	Itoham Foods Inc.	168,422	933
	Nomura Co. Ltd.	63,000	933
	Nippon Densetsu Kogyo Co. Ltd.	52,003	928
^,* Pacific Metals Co. Ltd.		302,202	918
	Toei Co. Ltd.	127,648	916
	Enplas Corp.	22,353	900
	Shima Seiki Manufacturing Ltd.	57,600	896
	Miyazaki Bank Ltd.	276,932	896
*	Pioneer Corp.	477,613	893
	Yodogawa Steel Works Ltd.	213,665	893
^	Mitsumi Electric Co. Ltd.	139,749	892
	Gunze Ltd.	324,079	881
	Saizeriya Co. Ltd.	37,721	877
	Kadokawa Dwango Corp.	73,351	874
	Heiwa Real Estate Co. Ltd.	60,572	874
	Toho Zinc Co. Ltd.	307,758	868
	Hiday Hidaka Corp.	35,667	868
	Kisoji Co. Ltd.	51,060	864
	Axial Retailing Inc.	28,330	859
	Kyoei Steel Ltd.	49,567	859
	Chudenko Corp.	41,600	857
	Ryobi Ltd.	209,435	856
	Paramount Bed Holdings Co. Ltd.	28,500	854
	Sanden Holdings Corp.	200,000	853
	Asahi Diamond Industrial Co. Ltd.	88,522	848
	Nippon Steel & Sumikin Bussan Corp.	249,097	845
	Internet Initiative Japan Inc.	44,071	844
	Obara Group Inc.	17,820	831
^	Wacom Co. Ltd.	224,301	830
	NEC Networks & System Integration Corp.	39,600	829
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	171,206	810
	Aeon Delight Co. Ltd.	24,900	809
*	Dip Corp.	6,800	801
	Senko Co. Ltd.	121,000	800
*	United Super Markets Holdings Inc.	85,050	799
	Xebio Co. Ltd.	42,008	797
	Iseki & Co. Ltd.	431,852	792
	Doutor Nichires Holdings Co. Ltd.	48,637	785
	FCC Co. Ltd.	49,843	784
	Fuji Soft Inc.	37,350	783

	Milbon Co. Ltd.	19,360	768
	Hokuto Corp.	38,424	768
	TKC Corp.	26,549	767
	Morita Holdings Corp.	76,371	764
	Yamazen Corp.	90,200	761
	Nippon Chemi-Con Corp.	278,866	760
	Maruha Nichiro Corp.	45,846	755
	Eagle Industry Co. Ltd.	37,200	752
	kabu.com Securities Co. Ltd.	220,000	748
	Sato Holdings Corp.	31,200	740
	Sagami Chain Co. Ltd.	70,486	739
	Takasago International Corp.	166,000	738
	Nagaileben Co. Ltd.	34,000	737
	TOC Co. Ltd.	116,046	737
	Starts Corp. Inc.	42,915	736
	CKD Corp.	74,000	732
	Prima Meat Packers Ltd.	221,440	727
	Kato Sangyo Co. Ltd.	31,500	726
	AOKI Holdings Inc.	55,704	722
^	Gulliver International Co. Ltd.	72,400	720
	Riken Corp.	187,489	709
	Jimoto Holdings Inc.	403,382	708
	DTS Corp.	31,600	708
	Hitachi Maxell Ltd.	42,700	708
	Takuma Co. Ltd.	108,000	705
	St. Marc Holdings Co. Ltd.	20,200	704
	GMO Payment Gateway Inc.	21,400	704
	Nitta Corp.	27,300	701
	Token Corp.	10,686	701
	Mani Inc.	10,500	700
	Musashi Seimitsu Industry Co. Ltd.	38,315	698
	Aichi Steel Corp.	159,029	696
	Joyful Honda Co. Ltd.	33,774	695
	Akita Bank Ltd.	226,000	694
^,* KLab Inc.		41,010	694
^	Tomy Co. Ltd.	125,017	691
^	Financial Products Group Co. Ltd.	87,600	689
	Nisshin Oillio Group Ltd.	159,262	688
	Unizo Holdings Co. Ltd.	15,200	687
	Foster Electric Co. Ltd.	33,185	685
	Geo Holdings Corp.	49,700	684
	Daihen Corp.	146,759	684
	Royal Holdings Co. Ltd.	38,900	681
	Showa Corp.	73,222	676
	Fujicco Co. Ltd.	32,205	674
	CREATE SD HOLDINGS Co. Ltd.	11,006	669
	Ricoh Leasing Co. Ltd.	20,806	663
	Inabata & Co. Ltd.	61,600	658
	OSAKA Titanium Technologies Co. Ltd.	25,100	657
	Minato Bank Ltd.	262,000	653
	Oiles Corp.	40,208	651
	Japan Pulp & Paper Co. Ltd.	230,000	650
	Eighteenth Bank Ltd.	219,000	648
	As One Corp.	19,600	647
	Daikyonishikawa Corp.	16,200	636
	Nihon Nohyaku Co. Ltd.	68,900	635
	Seiren Co. Ltd.	63,700	630

	Doshisha Co. Ltd.	33,800	629
	Topy Industries Ltd.	264,795	623
	Namura Shipbuilding Co. Ltd.	71,548	621
	Moshi Moshi Hotline Inc.	60,100	615
^	Juki Corp.	53,118	614
	Sintokogio Ltd.	71,000	611
	Kurabo Industries Ltd.	289,000	606
	Nichiha Corp.	40,500	604
^	Toyo Engineering Corp.	236,119	604
	Chugoku Marine Paints Ltd.	83,000	601
	Takara Leben Co. Ltd.	113,300	600
	Toshiba Machine Co. Ltd.	154,000	599
	Next Co. Ltd.	80,200	598
	Bunka Shutter Co. Ltd.	73,000	586
	Plenus Co. Ltd.	34,700	585
*	Macnica Fuji Electronics Holdings Inc.	47,113	583
	Itochu Enex Co. Ltd.	59,000	579
	Shizuoka Gas Co. Ltd.	80,700	578
	TOKAI Holdings Corp.	138,700	576
	Ihara Chemical Industry Co. Ltd.	47,600	574
	Sekisui Jushi Corp.	42,200	573
	Noevir Holdings Co. Ltd.	25,100	570
	Nishio Rent All Co. Ltd.	22,200	570
	Sanyo Chemical Industries Ltd.	78,274	568
^	Modec Inc.	40,833	568
	Yondoshi Holdings Inc.	26,500	566
	T-Gaia Corp.	32,400	565
	Chofu Seisakusho Co. Ltd.	25,400	562
	Fujimori Kogyo Co. Ltd.	20,100	561
	Siix Corp.	22,900	558
	Gurunavi Inc.	34,900	556
^,* Toho Titanium Co. Ltd.		43,000	556
	Sankyo Tateyama Inc.	37,400	554
	Dr Ci:Labo Co. Ltd.	30,200	554
	Yorozu Corp.	26,676	552
	Piolax Inc.	10,700	552
	Belc Co. Ltd.	15,600	550
	Ringer Hut Co. Ltd.	23,200	549
	Toshiba Plant Systems & Services Corp.	46,524	548
	Kitz Corp.	119,548	547
	Raito Kogyo Co. Ltd.	72,900	545
*	Create Restaurants Holdings Inc.	23,090	545
	Benefit One Inc.	24,500	542
	Marudai Food Co. Ltd.	136,591	542
	Wakita & Co. Ltd.	56,300	542
	OBIC Business Consultants Ltd.	12,300	539
	Pacific Industrial Co. Ltd.	54,700	535
	Trancom Co. Ltd.	9,300	533
	Max Co. Ltd.	49,000	531
	San-Ai Oil Co. Ltd.	75,000	523
	Yuasa Trading Co. Ltd.	22,200	523
	Konoike Transport Co. Ltd.	40,200	520
	Shindengen Electric Manufacturing Co. Ltd.	112,000	520
	Okabe Co. Ltd.	64,835	519
	Hitachi Koki Co. Ltd.	63,400	514
	Hosiden Corp.	83,067	513
	Sakata INX Corp.	64,800	511

Sodick Co. Ltd.	66,791	507
Bank of Saga Ltd.	212,000	504
Nichii Gakkan Co.	57,300	503
^ Tekken Corp.	184,000	503
JCR Pharmaceuticals Co. Ltd.	21,694	498
Mitsui Sugar Co. Ltd.	115,000	497
Shibuya Kogyo Co. Ltd.	27,800	491
Sac's Bar Holdings Inc.	26,350	491
Tsukishima Kikai Co. Ltd.	49,300	490
Ehime Bank Ltd.	228,000	489
Atom Corp.	67,900	488
SMS Co. Ltd.	34,400	487
Tachi-S Co. Ltd.	35,000	485
Nippon Thompson Co. Ltd.	98,000	484
UKC Holdings Corp.	22,800	481
Mitsui-Soko Holdings Co. Ltd.	147,762	481
Press Kogyo Co. Ltd.	110,000	480
Tamron Co. Ltd.	22,800	477
Canon Electronics Inc.	25,294	477
C Uyemura & Co. Ltd.	9,000	476
Warabeya Nichiyo Co. Ltd.	17,700	476
^ Marvelous Inc.	39,800	464
Kohnan Shoji Co. Ltd.	34,100	463
YAMABIKO Corp.	11,500	463
Kumiai Chemical Industry Co. Ltd.	58,000	462
Teikoku Sen-I Co. Ltd.	32,469	462
Mitani Corp.	17,600	461
Goldcrest Co. Ltd.	22,380	458
Mitsuboshi Belting Co. Ltd.	57,000	454
ASKA Pharmaceutical Co. Ltd.	34,900	451
Arcland Sakamoto Co. Ltd.	18,500	449
Kinugawa Rubber Industrial Co. Ltd.	81,000	447
Taihei Dengyo Kaisha Ltd.	43,000	446
Heiwa Corp.	20,304	446
Okamoto Industries Inc.	95,000	444
Joshin Denki Co. Ltd.	55,653	439
Wowow Inc.	14,900	438
Sanyo Electric Railway Co. Ltd.	115,000	438
Bando Chemical Industries Ltd.	103,000	435
^ Tokyotokeiba Co. Ltd.	181,000	432
Towa Bank Ltd.	451,000	430
Nippon Synthetic Chemical Industry Co. Ltd.	68,000	430
Daido Metal Co. Ltd.	45,000	429
Goldwin Inc.	58,000	429
Shikoku Chemicals Corp.	49,000	428
Noritake Co. Ltd.	183,000	428
Dydo Drinco Inc.	10,244	428
Eiken Chemical Co. Ltd.	21,600	427
Sanyo Shokai Ltd.	154,423	423
FIDEA Holdings Co. Ltd.	197,700	423
Kanto Denka Kogyo Co. Ltd.	60,000	420
Jamco Corp.	13,800	419
Chiba Kogyo Bank Ltd.	68,800	419
Nippon Carbon Co. Ltd.	144,000	417
Ikyu Corp.	19,800	415
Yellow Hat Ltd.	20,400	414
Sanshin Electronics Co. Ltd.	38,300	413

Kato Works Co. Ltd.	70,205	413
Tsugami Corp.	90,000	412
Yokohama Reito Co. Ltd.	52,200	412
Ichiyoshi Securities Co. Ltd.	44,800	411
Senshukai Co. Ltd.	62,400	409
Ohsho Food Service Corp.	12,174	408
Daiso Co. Ltd.	107,000	408
Pal Co. Ltd.	12,900	407
Nitto Kohki Co. Ltd.	18,800	407
Daiwabo Holdings Co. Ltd.	214,761	405
Ines Corp.	41,200	405
Fujimi Inc.	29,347	403
Ichibanya Co. Ltd.	9,484	402
Kyokuto Kaihatsu Kogyo Co. Ltd.	37,000	401
* Ishihara Sangyo Kaisha Ltd.	431,000	400
Nichiden Corp.	17,000	397
J-Oil Mills Inc.	117,000	397
Osaka Steel Co. Ltd.	24,000	397
Koa Corp.	43,400	396
Hibiya Engineering Ltd.	30,000	396
Takamatsu Construction Group Co. Ltd.	19,000	395
JVC Kenwood Corp.	167,640	394
Kura Corp.	12,700	392
BML Inc.	12,500	390
^ Clarion Co. Ltd.	136,000	390
Kyokuto Securities Co. Ltd.	26,700	390
Nissin Electric Co. Ltd.	65,000	390
Toridoll.corp	27,100	389
Katakura Industries Co. Ltd.	33,900	387
Optex Co. Ltd.	17,300	385
Shinko Plantech Co. Ltd.	46,400	384
Daisan Bank Ltd.	240,037	383
Sakai Chemical Industry Co. Ltd.	117,546	383
Toyo Construction Co. Ltd.	99,400	380
^ F@N Communications Inc.	49,800	380
Torii Pharmaceutical Co. Ltd.	14,700	380
Denki Kogyo Co. Ltd.	84,400	378
Ryoyo Electro Corp.	31,142	378
Chiyoda Integre Co. Ltd.	16,800	372
Ministop Co. Ltd.	17,900	372
Nippon Road Co. Ltd.	73,000	370
Open House Co. Ltd.	22,200	370
T Hasegawa Co. Ltd.	25,300	368
Kasai Kogyo Co. Ltd.	31,200	368
Jeol Ltd.	87,000	366
Round One Corp.	74,300	366
Yokogawa Bridge Holdings Corp.	39,400	363
* Unitika Ltd.	772,000	361
Aisan Industry Co. Ltd.	39,100	361
Toa Corp. (Tokyo Shares 1885)	211,000	358
Sumitomo Riko Co. Ltd.	44,300	358
Zenrin Co. Ltd.	26,600	358
^ S Foods Inc.	17,600	356
Nissin Corp.	112,000	353
EPS Holdings Inc.	29,000	352
Sumitomo Seika Chemicals Co. Ltd.	51,000	350
Sanyo Denki Co. Ltd.	54,000	349

	Nittetsu Mining Co. Ltd.	74,000	348
	Michinoku Bank Ltd.	197,000	347
	Tv Tokyo Holdings Corp.	21,800	344
	Kansai Urban Banking Corp.	30,000	340
	Kappa Create Holdings Co. Ltd.	32,188	339
	Belluna Co. Ltd.	56,400	339
	Keihanshin Building Co. Ltd.	55,700	337
	Sogo Medical Co. Ltd.	9,800	335
	Key Coffee Inc.	19,193	334
	Pressance Corp.	9,287	330
	Tsurumi Manufacturing Co. Ltd.	21,000	329
	SMK Corp.	71,000	327
	Rock Field Co. Ltd.	12,534	327
	Mitsubishi Steel Manufacturing Co. Ltd.	159,000	327
	Kyodo Printing Co. Ltd.	117,000	326
	Union Tool Co.	11,000	326
	Tocalo Co. Ltd.	15,800	324
^	Daiho Corp.	81,000	324
	Cosel Co. Ltd.	27,700	324
	Oyo Corp.	24,200	321
	Tamura Corp.	89,000	320
	Kita-Nippon Bank Ltd.	11,300	319
^,* FDK Corp.		294,149	316
^	Nippon Ceramic Co. Ltd.	23,300	312
*	Mitsubishi Paper Mills Ltd.	430,000	312
*	Tokyo Rope Manufacturing Co. Ltd.	178,000	311
	Toa Corp. (Tokyo Shares 6809)	29,000	311
	Konishi Co. Ltd.	16,100	306
	Daikokutenbussan Co. Ltd.	7,900	305
	Sinfonia Technology Co. Ltd.	173,000	304
	Hamakyorex Co. Ltd.	7,900	303
	Nohmi Bosai Ltd.	26,000	302
	Tonami Holdings Co. Ltd.	89,000	301
	Hisaka Works Ltd.	32,000	301
	Fujita Kanko Inc.	88,000	300
	Elecom Co. Ltd.	13,100	299
^	Osaki Electric Co. Ltd.	56,000	298
	Broadleaf Co. Ltd.	31,000	297
	Sumitomo Densetsu Co. Ltd.	22,100	297
	Kyokuyo Co. Ltd.	131,000	296
	Itoki Corp.	54,400	295
	Mie Bank Ltd.	133,104	294
	Alpen Co. Ltd.	18,600	294
	Toyo Securities Co. Ltd.	86,000	293
	Nippon Denko Co. Ltd.	127,990	292
	Kamei Corp.	31,200	292
^,* Nippon Yakin Kogyo Co. Ltd.		165,400	291
	Daiichi Jitsugyo Co. Ltd.	52,000	290
	Neturen Co. Ltd.	42,300	290
	Hioki EE Corp.	12,900	290
	Nippon Parking Development Co. Ltd.	212,000	289
	Maruzen Showa Unyu Co. Ltd.	82,000	289
	Godo Steel Ltd.	158,000	287
	Icom Inc.	12,000	285
	Cawachi Ltd.	17,800	285
^	Keiyo Co. Ltd.	61,500	285
	Futaba Industrial Co. Ltd.	66,800	283

Nippon Beet Sugar Manufacturing Co. Ltd.	168,000	281
K&O Energy Group Inc.	19,500	280
Toyo Tanso Co. Ltd.	18,410	280
Meisei Industrial Co. Ltd.	57,000	279
Aiphone Co. Ltd.	16,900	278
Pasona Group Inc.	26,200	276
Meiko Network Japan Co. Ltd.	24,763	275
Yurtec Corp.	33,000	274
Fukuda Corp.	42,000	274
Nippon Koei Co. Ltd.	74,000	273
Pack Corp.	13,200	271
Elematec Corp.	11,500	269
Roland DG Corp.	10,900	267
^ Tabuchi Electric Co. Ltd.	27,500	267
Fujibo Holdings Inc.	138,000	267
Kurimoto Ltd.	131,000	266
Tenma Corp.	16,300	265
Megachips Corp.	23,581	265
Fudo Tetra Corp.	168,400	264
Nagatanien Co. Ltd.	30,000	264
Tokyo Energy & Systems Inc.	29,000	263
Denyo Co. Ltd.	17,300	261
ESPEC Corp.	25,208	261
Tsukuba Bank Ltd.	79,900	261
* Justsystems Corp.	38,300	260
Tokushu Tokai Paper Co. Ltd.	100,000	260
Starzen Co. Ltd.	80,000	259
Fukushima Industries Corp.	13,000	259
Funai Electric Co. Ltd.	23,200	259
Idec Corp.	30,100	259
^ Akebono Brake Industry Co. Ltd.	85,757	258
* Janome Sewing Machine Co. Ltd.	250,000	258
* Kintetsu Department Store Co. Ltd.	94,000	258
Vital KSK Holdings Inc.	34,000	257
CHIMNEY Co. Ltd.	9,100	256
Mito Securities Co. Ltd.	71,000	255
Okuwa Co. Ltd.	31,000	255
Japan Digital Laboratory Co. Ltd.	17,300	253
Japan Pure Chemical Co. Ltd.	12,900	253
Ryoden Trading Co. Ltd.	32,000	253
Shibusawa Warehouse Co. Ltd.	87,549	253
^ Japan Cash Machine Co. Ltd.	19,300	252
Kanematsu Electronics Ltd.	15,900	252
Misawa Homes Co. Ltd.	30,800	250
Toyo Kohan Co. Ltd.	55,000	249
Tokyo Tekko Co. Ltd.	51,000	249
Arakawa Chemical Industries Ltd.	21,100	249
Sekisui Plastics Co. Ltd.	68,000	247
JSP Corp.	14,600	246
Tosei Corp.	37,000	246
Chukyo Bank Ltd.	128,000	246
Riken Technos Corp.	58,400	245
Yahagi Construction Co. Ltd.	36,400	245
Tosho Co. Ltd.	10,100	244
Yusen Logistics Co. Ltd.	21,900	244
Shinko Shoji Co. Ltd.	23,400	243
Showa Aircraft Industry Co. Ltd.	24,000	241

^ Nippon Sharyo Ltd.	78,000	237
Yushin Precision Equipment Co. Ltd.	12,200	234
Kaga Electronics Co. Ltd.	18,200	234
Taiho Kogyo Co. Ltd.	18,000	233
^ Mitsubishi Kakoki Kaisha Ltd.	82,000	231
^ U-Shin Ltd.	37,000	231
Chori Co. Ltd.	14,900	230
Shimizu Bank Ltd.	7,700	229
Toenec Corp.	35,000	227
Daiken Corp.	83,000	227
Studio Alice Co. Ltd.	12,700	227
Toyo Corp.	28,117	225
Toli Corp.	85,101	224
CONEXIO Corp.	18,800	223
^ Kobelco Eco-Solutions Co. Ltd.	41,000	220
Weathernews Inc.	6,400	220
Melco Holdings Inc.	12,500	218
NS United Kaiun Kaisha Ltd.	96,000	217
Maruwa Co. Ltd.	9,500	215
* KNT-CT Holdings Co. Ltd.	122,000	215
^ Japan Drilling Co. Ltd.	8,200	214
AOI Electronics Co. Ltd.	6,070	212
Maeda Kosen Co. Ltd.	24,000	210
^ Asahi Co. Ltd.	17,600	210
Happinet Corp.	19,700	208
Kitagawa Iron Works Co. Ltd.	87,000	208
Toyo Kanetsu KK	114,000	207
Takiron Co. Ltd.	48,000	207
Yonekyu Corp.	9,100	206
Achilles Corp.	165,000	205
Torishima Pump Manufacturing Co. Ltd.	27,500	205
Sanoh Industrial Co. Ltd.	31,000	205
Atsugi Co. Ltd.	218,000	204
Nippon Steel & Sumitomo Metal Corp.	86,100	204
Nippon Kanzai Co. Ltd.	8,200	203
Fujitsu Frontech Ltd.	13,100	202
Artnature Inc.	23,600	201
Nippon Valqua Industries Ltd.	76,000	199
Aichi Corp.	32,700	197
Teikoku Electric Manufacturing Co. Ltd.	26,300	196
Uchida Yoko Co. Ltd.	59,000	194
Sun Frontier Fudousan Co. Ltd.	24,000	194
Ateam Inc.	9,800	192
Matsuda Sangyo Co. Ltd.	16,500	192
OSJB Holdings Corp.	97,594	192
Sinanen Co. Ltd.	50,000	190
Shiroki Corp.	64,961	189
Japan Transcity Corp.	49,192	188
Mimasu Semiconductor Industry Co. Ltd.	21,000	188
Fuso Pharmaceutical Industries Ltd.	78,000	187
^ JP-Holdings Inc.	68,400	187
Hakuto Co. Ltd.	15,200	187
Japan Vilene Co. Ltd.	27,889	186
Furuno Electric Co. Ltd.	25,200	186
Shin-Etsu Polymer Co. Ltd.	36,000	185
Koatsu Gas Kogyo Co. Ltd.	34,000	185
Nihon Dempa Kogyo Co. Ltd.	25,310	183

Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	58,000	183
Itochu-Shokuhin Co. Ltd.	5,200	183
Daiwa Industries Ltd.	27,700	183
Toho Co. Ltd.	9,200	182
Japan Radio Co. Ltd.	53,000	179
Aderans Co. Ltd.	22,009	179
Kyosan Electric Manufacturing Co. Ltd.	59,000	178
France Bed Holdings Co. Ltd.	115,000	177
Onoken Co. Ltd.	18,900	176
Sankyo Seiko Co. Ltd.	45,097	176
* Nakayama Steel Works Ltd.	245,000	176
GCA Savvian Corp.	11,300	175
Yushiro Chemical Industry Co. Ltd.	15,600	174
Mitani Sekisan Co. Ltd.	12,200	174
Tatsuta Electric Wire and Cable Co. Ltd.	42,600	174
Zuken Inc.	17,800	173
CMK Corp.	70,700	172
Krosaki Harima Corp.	80,000	171
Mitsubishi Research Institute Inc.	6,800	171
Gecoss Corp.	17,700	171
Kourakuen Holdings Corp.	13,500	170
Hosokawa Micron Corp.	36,000	170
Dai Nippon Toryo Co. Ltd.	114,000	169
^ Nihon Trim Co. Ltd.	5,700	169
* SWCC Showa Holdings Co. Ltd.	229,000	168
Matsuya Foods Co. Ltd.	8,600	167
^ Zuiko Corp.	4,500	167
Yomiuri Land Co. Ltd.	48,000	167
Hokkaido Gas Co. Ltd.	72,000	167
Arata Corp.	9,959	166
Nissei ASB Machine Co. Ltd.	8,400	165
* Fujiya Co. Ltd.	105,000	163
Tsutsumi Jewelry Co. Ltd.	7,500	163
Mars Engineering Corp.	9,500	163
Chugai Ro Co. Ltd.	74,000	162
Cleanup Corp.	21,800	161
* Kinki Sharyo Co. Ltd.	55,000	161
Mitsui High-Tec Inc.	25,500	161
^ WATAMI Co. Ltd.	19,500	160
Daikoku Denki Co. Ltd.	11,100	160
Sumitomo Precision Products Co. Ltd.	42,000	159
Nippon Chemiphar Co. Ltd.	26,000	158
Tomoku Co. Ltd.	68,000	157
Chuetsu Pulp & Paper Co. Ltd.	85,000	157
NDS Co. Ltd.	58,000	156
Nihon Yamamura Glass Co. Ltd.	105,000	156
Tsukui Corp.	20,000	155
Ichikoh Industries Ltd.	70,000	153
Daidoh Ltd.	37,100	153
Asahi Organic Chemicals Industry Co. Ltd.	74,555	152
Shinwa Co. Ltd.	9,300	152
Noritsu Koki Co. Ltd.	28,600	152
T RAD Co. Ltd.	79,000	150
Paris Miki Holdings Inc.	39,400	149
KFC Holdings Japan Ltd.	8,000	148
Mitsubishi Nichiyu Forklift Co. Ltd.	31,000	148
Rhythm Watch Co. Ltd.	106,000	145

	Parco Co. Ltd.	14,400	143
	Komatsu Seiren Co. Ltd.	28,000	142
	Organo Corp.	35,000	142
	Dai-ichi Seiko Co. Ltd.	9,800	142
	Asunaro Aoki Construction Co. Ltd.	20,700	141
^	CMIC Holdings Co. Ltd.	10,200	138
	Fuji Oil Co. Ltd.	35,900	135
	Nippon Coke & Engineering Co. Ltd.	143,000	133
	Honeys Co. Ltd.	15,690	131
	Gun-Ei Chemical Industry Co. Ltd.	48,000	130
^,* Giken Ltd.		9,700	129
	Panasonic Corp.	11,000	129
	Pronexus Inc.	18,735	128
	Panasonic Industrial Devices SUNX Co. Ltd.	19,100	123
	Corona Corp. Class A	12,200	123
	Mitsui Matsushima Co. Ltd.	115,000	121
	Taisei Lamick Co. Ltd.	5,200	121
	Nice Holdings Inc.	72,000	121
	Iwasaki Electric Co. Ltd.	59,000	120
	Chuo Spring Co. Ltd.	46,000	120
	Kanaden Corp.	15,000	120
	Advan Co. Ltd.	8,000	118
	Hokkan Holdings Ltd.	49,000	114
	Ohara Inc.	23,270	113
^	Toda Kogyo Corp.	40,000	110
	Seika Corp.	45,000	110
	Okura Industrial Co. Ltd.	40,000	109
	Axell Corp.	7,600	107
	Takaoka Toko Co. Ltd.	8,400	107
^	Srg Takamiya Co. Ltd.	17,900	106
^	Tosho Printing Co. Ltd.	28,000	104
	Dunlop Sports Co. Ltd.	10,600	102
	Toko Inc.	37,000	99
	Future Architect Inc.	15,900	98
	Kitano Construction Corp.	38,000	98
	Maezawa Kasei Industries Co. Ltd.	9,600	96
	Information Services International-Dentsu Ltd.	8,000	96
	Gakken Holdings Co. Ltd.	47,000	94
	Tokyo Rakutenchi Co. Ltd.	23,000	92
	Shimojima Co. Ltd.	10,200	89
	CAC Holdings Corp.	10,000	87
	Mory Industries Inc.	26,000	81
	Mitsui Home Co. Ltd.	17,000	80
	ValueCommerce Co. Ltd.	17,000	80
	Endo Lighting Corp.	7,100	79
^,* Sanix Inc.		26,300	78
	Daisyo Corp.	6,000	78
	Maezawa Kyuso Industries Co. Ltd.	5,900	76
	NEC Capital Solutions Ltd.	5,000	74
	NIFTY Corp.	6,500	74
	Airport Facilities Co. Ltd.	14,000	74
	Uniden Holdings Corp.	41,000	72
	Fujikura Kasei Co. Ltd.	16,000	72
*	Shin Nippon Biomedical Laboratories Ltd.	12,900	70
	Takihyo Co. Ltd.	18,000	69
	Stella Chemifa Corp.	6,200	66
	ST Corp.	7,500	65

*	Nissen Holdings Co. Ltd.	33,000	63
^,* Yamada SxL Home Co. Ltd.		81,000	62
	Hodogaya Chemical Co. Ltd.	42,000	60
	Alpha Systems Inc.	4,000	60
	Right On Co. Ltd.	7,000	59
^,* Livesense Inc.		12,000	56
	Best Denki Co. Ltd.	46,000	56
	Aeon Fantasy Co. Ltd.	3,600	55
	Oenon Holdings Inc.	32,000	55
	Pocket Card Co. Ltd.	10,600	52
	Kojima Co. Ltd.	15,100	50
	Cybozu Inc.	17,600	49
	Tokyo Electron Device Ltd.	3,500	48
	Olympic Group Corp.	7,800	46
	Toa Oil Co. Ltd.	33,000	45
	Inaba Seisakusho Co. Ltd.	3,500	39
	Shoko Co. Ltd.	37,000	34
	Nippon Kasei Chemical Co. Ltd.	21,000	26
			498,969
Malaysia (1.0%)
	Dialog Group Bhd.	6,262,262	2,636
	Genting Plantations Bhd.	531,473	1,444
	HAP Seng Consolidated Bhd.	904,000	1,274
	Hartalega Holdings Bhd.	552,760	1,251
	Cahya Mata Sarawak Bhd.	811,000	1,238
	Top Glove Corp. Bhd.	609,579	1,214
	Bursa Malaysia Bhd.	548,136	1,161
	Sunway Bhd.	1,164,900	1,056
	KPJ Healthcare Bhd.	924,010	1,039
	Kossan Rubber Industries	498,400	951
	QL Resources Bhd.	849,340	940
	BIMB Holdings Bhd.	840,640	906
	Mah Sing Group Bhd.	2,279,575	906
	TIME dotCom Bhd.	450,000	795
	TSH Resources Bhd.	1,271,800	745
	Malaysia Building Society Bhd.	1,400,500	662
	Inari Amertron Bhd.	703,000	632
	Berjaya Auto Bhd.	926,940	631
	Pos Malaysia Bhd.	562,200	631
	Eastern & Oriental Bhd.	1,328,490	615
*	Yinson Holdings Bhd.	752,000	602
	Media Prima Bhd.	1,674,717	582
	Pavilion REIT	1,415,500	574
	WCT Holdings Bhd.	1,552,757	571
	CapitaMalls Malaysia Trust	1,506,800	540
	Kulim Malaysia Bhd.	764,636	500
	OSK Holdings Bhd.	952,781	449
	DRB-Hicom Bhd.	1,209,127	449
	Unisem M Bhd.	752,080	445
	Supermax Corp. Bhd.	679,350	437
	IGB Corp. Bhd.	587,000	428
	Berjaya Corp. Bhd.	4,161,471	424
*	KNM Group Bhd.	2,659,600	401
	UOA Development Bhd.	774,700	395
	UMW Oil & Gas Corp. Bhd.	1,046,400	377
*	MPHB Capital Bhd.	782,300	361
	Gas Malaysia Bhd.	547,600	358

Malaysian Resources Corp. Bhd.	1,198,969	339
Muhibbah Engineering M Bhd.	543,000	320
TA Enterprise Bhd.	1,674,100	300
CB Industrial Product Holding Bhd.	567,700	295
Jaya Tiasa Holdings Bhd.	807,900	294
Dayang Enterprise Holdings Bhd.	485,100	271
Perdana Petroleum Bhd.	614,756	249
Datasonic Group Bhd.	639,800	211
Coastal Contracts Bhd.	300,000	194
* Puncak Niaga Holdings Bhd.	252,500	178
Wah Seong Corp. Bhd.	492,642	170
* Mulpha International Bhd.	1,519,700	137
* AirAsia X Bhd.	2,519,650	135
Malaysian Bulk Carriers Bhd.	370,500	99
* Perisai Petroleum Teknologi Bhd.	904,200	93
Mudajaya Group Bhd.	269,500	82
* Scomi Group Bhd.	1,394,300	73
* Lion Industries Corp. Bhd.	425,900	36
* Sunway Construction Group Bhd.	79,540	25
* BIMB Holdings Bhd. Warrants Exp. 12/4/2023	154,640	17
* Puncak Niaga Holding Bhd. Warrants Exp. 7/20/2018	25,250	12
* Eastern & Oriental Bhd Warrants Exp. 7/21/2019	154,580	12
* Mah Sing Group Bhd. Warrants Exp. 3/18/2018	164,085	10
* Malaysian Resources Corp. Bhd. Warrants Exp. 9/16/2018	253,023	9
* CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	78,700	8
* KNM Group BHD Warrants Exp. 4/21/2020	178,365	7
* KNM Group Bhd. Warrants Exp. 11/15/2017	189,022	6
* Mah Sing Group Warrants Exp. 1/15/2026	125,235	6
* AirAsia X Bhd. Warrants Exp. 6/08/2020	300,675	4
* WCT Holdings Bhd. Warrants Exp. 12/11/2017	82,009	4
* Kulim Malaysia Bhd. Warrants Exp. 2/27/2016	46,729	4
* WCT Holdings Bhd. Warrants Exp. 3/10/2016	73,268	1
* OSK Holdings Bhd Warrants Exp. 7/22/2020	238,195	—
		32,221
Mexico (0.5%)
Mexico Real Estate Management SA de CV	1,231,962	1,829
Grupo Aeroportuario del Centro Norte Sab de CV Class B	320,844	1,785
Bolsa Mexicana de Valores SAB de CV	971,403	1,744
PLA Administradora Industrial S de RL de CV	718,128	1,453
Corp Inmobiliaria Vesta SAB de CV	820,800	1,380
* Grupo Aeromexico SAB de CV	794,188	1,247
Concentradora Fibra Hotelera Mexicana SA de CV	734,141	792
Prologis Property Mexico SA de CV	462,175	780
* Controladora Vuela Cia de Aviacion SAB de CV Class A	528,600	724
* Credito Real SAB de CV SOFOM ER	280,000	641
Grupo Financiero Interacciones SA de CV	101,350	633
* Empresas ICA SAB de CV	981,430	622
TV Azteca SAB de CV	2,645,922	522
Banregio Grupo Financiero SAB de CV	82,676	474
* Hoteles City Express SAB de CV	323,100	471
Grupo Herdez SAB de CV	167,675	451
Organizacion Cultiba SAB de CV	319,528	416
* Consorcio ARA SAB de CV	898,210	363
* Qualitas Controladora SAB de CV	210,076	358
* Grupo Rotoplas SAB de CV	185,500	329
* Grupo Simec SAB de CV Class B	84,915	243
* Corp GEO SAB de CV	412,100	42

*	Urbi Desarrollos Urbanos SAB de CV	313,585	31
			17,330
Netherlands (1.6%)
	Delta Lloyd NV	327,829	5,823
	Aalberts Industries NV	146,496	4,601
	Wereldhave NV	60,846	3,600
	ASM International NV	75,850	3,411
*	SBM Offshore NV	276,327	3,371
	Eurocommercial Properties NV	68,711	2,967
*	PostNL NV	649,755	2,793
*	APERAM SA	74,523	2,751
	TKH Group NV	63,876	2,740
	Arcadis NV	97,364	2,556
	IMCD Group NV	59,509	2,187
	Corbion NV	92,929	1,956
*	TomTom NV	178,481	1,930
*	Fugro NV	88,454	1,853
	USG People NV	107,963	1,651
*	Koninklijke BAM Groep NV	331,351	1,535
	Vastned Retail NV	32,679	1,487
	BinckBank NV	113,393	1,077
	Koninklijke Ten Cate NV	39,786	1,073
	NSI NV	203,580	912
	Wessanen	73,813	792
	Accell Group	32,437	711
	Brunel International NV	32,120	629
*	Grontmij NV	125,046	616
^,* Royal Imtech NV		135,766	431
^,* SNS REAAL NV		96,364	—
			53,453
New Zealand (0.5%)
	Z Energy Ltd.	418,501	1,603
	Infratil Ltd.	684,963	1,460
	Trade Me Group Ltd.	610,196	1,365
	Goodman Property Trust	1,594,132	1,336
*	Chorus Ltd.	584,321	1,107
	Argosy Property Ltd.	1,371,399	1,009
	Freightways Ltd.	252,914	965
	Nuplex Industries Ltd.	303,549	911
	Ebos Group Ltd.	122,769	883
	Precinct Properties New Zealand Ltd.	1,104,096	834
	Summerset Group Holdings Ltd.	292,869	808
	Genesis Energy Ltd.	659,205	744
	Metlifecare Ltd.	163,988	525
	Vital Healthcare Property Trust	445,031	490
*	New Zealand Oil & Gas Ltd.	1,228,992	406
*	Diligent Corp.	96,234	364
*	Heartland New Zealand Ltd.	409,064	319
	TOWER Ltd.	217,320	307
	Kathmandu Holdings Ltd.	255,330	286
^,* a2 Milk Co. Ltd.		468,164	253
			15,975
Norway (0.9%)
	TGS Nopec Geophysical Co. ASA	151,854	3,198
*	Storebrand ASA	664,862	2,681
	SpareBank 1 SMN	215,295	1,667

^,* Nordic Semiconductor ASA		254,031	1,619
^	Petroleum Geo-Services ASA	346,403	1,577
	Bakkafrost P/F	44,762	1,359
	Atea ASA	152,049	1,317
	Salmar ASA	81,612	1,288
2	XXL ASA	113,985	1,260
^	Opera Software ASA	149,554	1,189
^,* Det Norske Oljeselskap ASA		185,296	1,136
	SpareBank 1 SR-Bank ASA	153,079	909
	Prosafe SE	301,212	876
	Aker ASA	41,751	869
^,* DNO ASA		905,959	843
2	Entra ASA	91,798	834
2	BW LPG Ltd.	98,703	808
2	Aker Solutions ASA	198,765	792
*	Norwegian Property ASA	585,418	679
^,* REC Silicon ASA		3,672,732	660
^,* Norwegian Air Shuttle ASA		14,758	637
	Leroy Seafood Group ASA	17,417	599
	Austevoll Seafood ASA	95,680	495
	Wilh Wilhelmsen ASA	75,817	444
	Stolt-Nielsen Ltd.	25,276	408
	BW Offshore Ltd.	460,983	277
^,* Akastor ASA		178,071	241
^,* Fred Olsen Energy ASA		41,633	193
*	Archer Ltd.	369,663	96
	Kvaerner ASA	136,524	79
*	Odfjell Drilling Ltd.	58,856	43
			29,073
Philippines (0.5%)
	Metro Pacific Investments Corp.	18,096,666	1,918
	Robinsons Land Corp.	2,684,631	1,652
	Security Bank Corp.	465,389	1,514
	Puregold Price Club Inc.	1,521,800	1,231
	First Gen Corp.	1,776,530	1,004
	Cosco Capital Inc.	5,770,500	933
*	Philippine National Bank	638,562	887
*	Robinsons Retail Holdings Inc.	515,350	849
	Vista Land & Lifescapes Inc.	5,068,000	785
	D&L Industries Inc.	1,551,500	731
	Nickel Asia Corp.	2,708,808	625
	Manila Water Co. Inc.	1,111,085	606
	Filinvest Land Inc.	14,538,400	601
	First Philippine Holdings Corp.	282,240	511
	Rizal Commercial Banking Corp.	569,000	493
	Belle Corp.	5,638,600	456
	Cebu Air Inc.	223,530	454
*	Melco Crown Philippines Resorts Corp.	2,542,800	445
	Lopez Holdings Corp.	2,487,700	392
	Philex Mining Corp.	2,046,281	241
*	Atlas Consolidated Mining & Development Corp.	853,100	103
			16,431
Poland (0.2%)
	PKP Cargo SA	44,527	948
	Netia SA	630,744	946
	Kernel Holding SA	78,651	913

	Budimex SA	16,646	819
	Lubelski Wegiel Bogdanka SA	53,088	736
*	CD Projekt Red SA	104,060	731
*	Ciech SA	37,358	698
	Fabryki Mebli Forte SA	33,106	516
	Warsaw Stock Exchange	38,508	499
^,* Jastrzebska Spolka Weglowa SA		102,560	323
^,* Getin Holding SA		611,861	257
*	Integer.pl SA	7,186	256
^	Boryszew SA	127,777	202
*	Globe Trade Centre SA	19,370	30
			7,874
Portugal (0.4%)
	NOS SGPS SA	334,090	2,830
	CTT-Correios de Portugal SA	230,139	2,374
	Portucel SA	531,280	2,029
	Sonae SGPS SA	1,434,932	1,989
^,* Banco BPI SA		540,634	613
	REN - Redes Energeticas Nacionais SGPS SA	193,285	580
	Altri SGPS SA	123,649	527
^	Mota-Engil SGPS SA	118,468	316
*	Pharol SGPS SA	660,729	246
			11,504
Russia (0.1%)
*	DIXY Group PJSC	98,410	530
	M Video OJSC	112,430	356
	TMK OAO GDR	78,956	307
*	Mechel	179,200	177
	OGK-2 OAO	38,218,850	155
	Mosenergo OAO	8,590,191	122
*	Raspadskaya OAO	182,900	108
			1,755
Singapore (1.6%)
	SATS Ltd.	1,056,729	2,897
	Mapletree Industrial Trust	1,978,000	2,199
	Mapletree Commercial Trust	2,206,000	2,195
	Keppel REIT	2,787,947	2,184
^	Fortune REIT (Hong Kong Shares)	1,877,000	2,046
	Mapletree Greater China Commercial Trust	2,804,212	2,004
	Mapletree Logistics Trust	2,228,744	1,804
	Raffles Medical Group Ltd.	498,728	1,741
	Starhill Global REIT	2,477,108	1,571
	Asian Pay Television Trust	2,535,000	1,542
^	United Engineers Ltd.	832,000	1,510
	Frasers Centrepoint Trust	911,210	1,368
^	Ezion Holdings Ltd.	2,023,612	1,274
	AIMS AMP Capital Industrial REIT	1,161,795	1,271
	CDL Hospitality Trusts	1,023,166	1,163
	Cambridge Industrial Trust	2,322,260	1,135
	First Resources Ltd.	781,629	1,084
	Cache Logistics Trust	1,296,241	1,020
	Ascott Residence Trust	1,076,021	980
^	Genting Hong Kong Ltd.	2,881,577	980
2	ARA Asset Management Ltd.	756,210	940
	Frasers Commercial Trust	841,713	893
	Silverlake Axis Ltd.	1,248,919	883

*	SIIC Environment Holdings Ltd.	7,023,569	882
*	Biosensors International Group Ltd.	1,718,902	872
	Lippo Malls Indonesia Retail Trust	3,229,000	836
	CapitaLand Retail China Trust	678,860	788
	First REIT	752,000	773
^,* China Animal Healthcare Ltd.		1,067,176	716
^	Far East Hospitality Trust	1,320,400	674
	OUE Hospitality Trust	948,166	630
^	Ascendas India Trust	904,562	616
	Keppel DC REIT	778,500	616
	Religare Health Trust	794,200	611
	Soilbuild Business Space REIT	959,000	598
^	SPH REIT	750,400	558
^	OUE Ltd.	381,900	538
	Ascendas Hospitality Trust	1,003,000	508
	Sabana Shari'ah Compliant Industrial REIT	821,300	494
^	Hyflux Ltd.	776,286	476
	Perennial Real Estate Holdings Ltd.	601,283	458
^	Super Group Ltd. (Singapore Shares)	606,574	444
	Accordia Golf Trust	948,616	443
^,* Yoma Strategic Holdings Ltd.		1,313,919	411
	GuocoLeisure Ltd.	601,900	404
	Sarine Technologies Ltd.	279,404	403
	Croesus Retail Trust	595,000	400
^	OSIM International Ltd.	322,680	377
^,* China Everbright Water Ltd.		616,500	359
^,* Tiger Airways Holdings Ltd.		1,498,136	327
*	Ezra Holdings Ltd.	3,188,198	314
	Fortune REIT (Singapore Shares)	276,589	300
	Bumitama Agri Ltd.	356,000	240
	Raffles Education Corp. Ltd.	1,110,839	234
	Hi-P International Ltd.	642,000	232
^	Midas Holdings Ltd.	978,847	225
	Boustead Singapore Ltd.	214,000	187
^,* Gallant Venture Ltd.		1,115,679	187
^,* Vard Holdings Ltd.		508,000	168
	CSE Global Ltd.	398,759	155
*	China Fishery Group Ltd.	1,088,512	145
	Hong Leong Asia Ltd.	123,000	107
	Keppel Telecommunications & Transportation Ltd.	96,420	104
*	Ying Li International Real Estate Ltd.	717,000	95
	Tat Hong Holdings Ltd.	244,000	90
*	GMG Global Ltd.	244,400	75
*	Swiber Holdings Ltd.	679,500	74
*	Boustead Projects Ltd.	64,200	40
*	China Hongxing Sports Ltd.	831,000	35
	United Envirotech Ltd.	15,805	19
*	China Milk Products Group Ltd.	140,000	—
			52,922
South Africa (0.4%)
*	Super Group Ltd. (South Africa Shares)	478,390	1,342
*	SA Corporate Real Estate Fund Nominees Pty Ltd.	3,518,494	1,296
	Famous Brands Ltd.	109,634	1,118
*	Emira Property Fund Ltd.	740,717	1,009
	Mpact Ltd.	235,606	838
	Astral Foods Ltd.	59,950	790
	Cashbuild Ltd.	30,980	742

	Metair Investments Ltd.	246,540	697
	Lewis Group Ltd.	145,694	664
*	Peregrine Holdings Ltd.	229,681	599
	City Lodge Hotels Ltd.	48,787	544
	Hudaco Industries Ltd.	51,950	522
*	Curro Holdings Ltd.	152,356	421
	Adcorp Holdings Ltd.	135,922	343
	Blue Label Telecoms Ltd.	475,055	329
	Invicta Holdings Ltd.	59,706	298
	Clover Industries Ltd.	188,516	271
	Group Five Ltd.	136,967	255
*	Aveng Ltd.	471,485	241
	Raubex Group Ltd.	165,478	241
*	Pinnacle Holdings Ltd.	176,819	170
	Merafe Resources Ltd.	1,222,650	78
	DRDGOLD Ltd.	257,096	34
			12,842
South Korea (4.4%)
^	Hanssem Co. Ltd.	21,603	5,474
^,* Hanmi Pharm Co. Ltd.		9,353	3,198
	Medy-Tox Inc.	6,353	2,889
^,* ViroMed Co. Ltd.		18,073	2,721
^,* Hanmi Science Co. ltd		23,273	2,587
^	Youngone Corp.	46,216	2,302
^	Hana Tour Service Inc.	14,253	2,107
^	Hyundai Greenfood Co. Ltd.	94,065	1,941
^	CJ CGV Co. Ltd.	19,329	1,929
*	CJ E&M Corp.	29,363	1,860
^	Meritz Securities Co. Ltd.	356,956	1,777
	Korean Reinsurance Co.	140,870	1,775
	Dongsuh Cos. Inc.	47,832	1,699
^	Korea Kolmar Co. Ltd.	18,986	1,669
	KB Insurance Co. Ltd.	67,525	1,620
	Cosmax Inc.	9,243	1,606
^	Green Cross Corp.	8,505	1,601
^	SK Chemicals Co. Ltd.	26,345	1,594
^	Green Cross Holdings Corp.	43,979	1,543
^	Samyang Holdings Corp.	9,180	1,496
^	LG Innotek Co. Ltd.	21,352	1,486
^,* Com2uSCorp		13,710	1,460
^	Ottogi Corp.	1,977	1,389
^,* Kumho Tire Co. Inc.		228,068	1,318
^	Fila Korea Ltd.	14,798	1,296
*	Ssangyong Cement Industrial Co. Ltd.	72,000	1,234
^	Eo Technics Co. Ltd.	12,484	1,215
^	Kolon Industries Inc.	24,725	1,151
	Hansae Co. Ltd.	24,866	1,105
^,* LG Life Sciences Ltd.		18,131	1,096
	LS Industrial Systems Co. Ltd.	24,286	1,078
^,* Seegene Inc.		21,413	1,078
^	GS Retail Co. Ltd.	23,607	1,052
^	Daou Technology Inc.	40,222	1,036
^	Meritz Fire & Marine Insurance Co. Ltd.	74,502	1,033
^,* Samlip General Foods Co. Ltd.		3,474	1,031
^,* Hyundai Elevator Co. Ltd.		14,936	1,017
^,* GemVax & Kael Co. Ltd.		37,424	993
^	Hanjin Kal Corp.	40,363	974

*	Huons Co. Ltd.	10,611	973
	Taekwang Industrial Co. Ltd.	938	972
^	LOTTE Himart Co. Ltd.	17,626	963
	Hyundai Home Shopping Network Corp.	9,141	957
^	KIWOOM Securities Co. Ltd.	17,071	953
^,* Muhak Co. Ltd.		20,486	938
	LG International Corp.	37,867	926
	Lotte Food Co. Ltd.	1,184	920
^	JB Financial Group Co. Ltd.	165,237	906
	GS Home Shopping Inc.	5,186	899
^,* IS Dongseo Co. Ltd.		12,802	898
^,* Medipost Co. Ltd.		9,525	896
	Young Poong Corp.	774	895
	Korea Electric Terminal Co. Ltd.	10,270	894
^	Ilyang Pharmaceutical Co. Ltd.	18,829	893
^,* Wonik IPS Co. Ltd.		85,675	893
^	iMarketKorea Inc.	33,638	880
	Daesang Corp.	27,860	848
^,* Hyundai Livart Furniture Co. Ltd.		15,525	841
	OCI Materials Co. Ltd.	7,314	830
^	LF Corp.	27,703	828
*	Osstem Implant Co. Ltd.	16,138	826
	CJ O Shopping Co. Ltd.	4,763	823
	Chong Kun Dang Pharmaceutical Corp.	11,255	790
^	Grand Korea Leisure Co. Ltd.	30,237	775
	Kwang Dong Pharmaceutical Co. Ltd.	62,506	774
^	Seoul Semiconductor Co. Ltd.	56,691	766
	Dong-A ST Co. Ltd.	6,405	759
^	Cuckoo Electronics Co. Ltd.	2,974	756
^	Korea Real Estate Investment & Trust Co. Ltd.	250,746	735
^	Kolao Holdings	38,920	725
^	Bukwang Pharmaceutical Co. Ltd.	31,018	703
	Huchems Fine Chemical Corp.	36,016	699
^	Hanjin Transportation Co. Ltd.	16,918	691
^	KONA I Co. Ltd.	17,486	690
^	YG Entertainment Inc.	15,019	679
^	Nexen Tire Corp.	56,504	676
*	Asiana Airlines Inc.	132,917	675
^	Meritz Financial Group Inc.	49,549	674
^	Dongwon F&B Co. Ltd.	1,657	652
^	Hanil Cement Co. Ltd.	6,066	650
	Tongyang Life Insurance	49,761	647
^,* Webzen Inc.		23,476	647
^	Handsome Co. Ltd.	18,868	640
^	Koh Young Technology Inc.	17,123	631
^	Binggrae Co. Ltd.	8,873	624
^,* Chabiotech Co. Ltd.		46,135	622
^	Dongwon Industries Co. Ltd.	1,999	622
^,* SM Entertainment Co.		22,771	616
^,* WeMade Entertainment Co. Ltd.		13,083	606
^,* Kumho Industrial Co. Ltd.		37,982	597
	S&T Motiv Co. Ltd.	10,865	591
^	Poongsan Corp.	26,233	589
	Interpark Holdings Corp.	63,309	582
	AK Holdings Inc.	7,336	578
	DuzonBIzon Co. Ltd.	31,103	566
^	Hankook Tire Worldwide Co. Ltd.	37,732	564

^	Dong-A Socio Holdings Co. Ltd.	3,744	556
	Halla Holdings Corp.	12,639	556
	LEENO Industrial Inc.	14,063	553
	Youngone Holdings Co. Ltd.	7,341	552
^,* Yuanta Securities Korea Co. Ltd.		118,630	550
^	Daewoong Pharmaceutical Co. Ltd.	7,155	550
^,* Komipharm International Co. Ltd.		42,797	544
^	Cosmax BTI Inc	6,945	544
^,* Seobu T&D		23,489	536
^,* Dongbu HiTek Co. Ltd.		36,399	535
^,* Gamevil Inc.		6,754	533
	Daishin Securities Co. Ltd.	58,285	531
^,* Humedix Co. Ltd.		7,618	523
*	Hanwha General Insurance Co. Ltd.	95,069	521
^,* Pan Ocean Co. Ltd.		133,942	497
	Soulbrain Co. Ltd.	13,578	491
	SFA Engineering Corp.	13,743	491
^,* Ssangyong Motor Co.		63,591	488
	KT Skylife Co. Ltd.	23,886	487
	Seah Besteel Corp.	17,123	484
^	Hyundai Rotem Co. Ltd.	31,377	470
^,* Naturalendo Tech Co. Ltd.		22,877	462
*	i-SENS Inc.	9,407	452
	CJ Hellovision Co. Ltd.	41,043	451
^	Hyundai Corp.	18,124	449
^	Hancom Inc.	24,772	442
^	Chongkundang Holdings Corp.	5,135	435
	Namyang Dairy Products Co. Ltd.	682	430
^,* SK Securities Co. Ltd.		383,523	428
^,* China Ocean Resources Co. Ltd.		131,675	423
	Samchully Co. Ltd.	3,906	417
^	Ahnlab Inc.	10,169	415
*	Taeyoung Engineering & Construction Co. Ltd.	70,945	411
^	Dongkuk Steel Mill Co. Ltd.	78,028	402
^,* Hansol Paper Co. Ltd.		23,051	385
	Sungwoo Hitech Co. Ltd.	50,015	385
	KISCO Corp.	7,971	382
^,* Pharmicell Co. Ltd.		68,478	378
^	Partron Co. Ltd.	54,782	378
^,* Hansol Technics Co. Ltd.		22,339	371
^	Maeil Dairy Industry Co. Ltd.	11,350	369
^,* Neowiz Games Corp.		20,012	368
^	E1 Corp.	6,216	366
	Hanwha Investment & Securities Co. Ltd.	74,260	366
*	Green Cross Cell Corp.	9,220	365
^	Posco ICT Co. Ltd.	83,435	362
	Silicon Works Co. Ltd.	12,506	362
	Hankook Shell Oil Co. Ltd.	913	359
^	Lock&Lock Co. Ltd.	29,204	353
	S&T Dynamics Co. Ltd.	35,559	352
^	Agabang&Company	36,606	351
^	SK Gas Ltd.	4,818	347
	Daekyo Co. Ltd.	42,417	338
	Hansol Holdings Co. Ltd.	44,206	338
^,* Hanjin Heavy Industries & Construction Co. Ltd.		84,169	326
	Humax Co. Ltd.	22,327	314
^	Daeduck Electronics Co.	50,782	314

^	Kolon Corp.	5,936	310
	Sindoh Co. Ltd.	6,075	310
^	KH Vatec Co. Ltd.	23,374	309
	Dae Han Flour Mills Co. Ltd.	1,507	302
*	Korea Line Corp.	15,081	300
*	GOLFZON Co. Ltd.	3,147	295
	Namhae Chemical Corp.	30,040	292
^	Able C&C Co. Ltd.	15,249	284
^,* Insun ENT Co. Ltd.		48,264	282
^	Sung Kwang Bend Co. Ltd.	31,240	278
^,* Foosung Co. Ltd.		79,029	277
*	Woongjin Thinkbig Co. Ltd.	33,602	274
^,* CUROCOM Co. Ltd.		156,811	258
	POSCO Chemtech Co. Ltd.	25,470	245
	GOLFZONYUWONHOLDINGS Co. Ltd.	24,872	245
	SL Corp.	18,280	241
	Youlchon Chemical Co. Ltd.	23,467	239
	Samyang Corp.	3,233	237
^,* TK Corp.		26,637	235
	Daishin Securities Co. Ltd. Preference Shares	38,355	233
^,* Eugene Investment & Securities Co. Ltd.		72,832	224
^	Kyobo Securities Co. Ltd.	22,141	221
	Sam Young Electronics Co. Ltd.	18,620	219
^	SBS Media Holdings Co. Ltd.	69,400	217
*	Eusu Holdings Co. Ltd.	25,060	202
	SeAH Steel Corp.	3,441	201
^	Lumens Co. Ltd.	64,180	200
^	Daeduck GDS Co. Ltd.	25,565	198
^,* KTB Investment & Securities Co. Ltd.		56,860	193
^,* Jusung Engineering Co. Ltd.		51,077	192
	Dongbu Securities Co. Ltd.	38,937	187
	Hanil E-Hwa Co. Ltd.	17,568	184
^,* STS Semiconductor & Telecommunications		72,593	179
	Seoyon Co. Ltd.	17,030	172
^	Iljin Display Co. Ltd.	25,264	169
*	Kwangju Bank	25,433	165
*	Taewoong Co. Ltd.	9,801	145
^,* 3S Korea Co. Ltd.		70,925	138
*	Meritz Securities Company Ltd Rights Exp. 8/21/2015	100,434	136
^,* Duksan Hi-Metal Co. Ltd.		18,916	135
	Kumho Electric Co. Ltd.	8,710	134
	Hitejinro Holdings Co. Ltd.	9,000	131
^,* Doosan Engine Co. Ltd.		28,930	127
^,* Interflex Co. Ltd.		12,875	116
*	Duk San Neolux Co. Ltd.	8,321	110
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	16,877	108
*	MegaStudyEdu Co. Ltd.	1,702	107
^,* SK Communications Co. Ltd.		11,164	93
*	NEPES Corp.	16,272	92
	MegaStudy Co. Ltd.	2,940	92
	DY Corp.	15,761	87
	INTOPS Co. Ltd.	6,332	86
^,* Taihan Electric Wire Co. Ltd.		78,662	81
*	DY POWER Corp.	8,438	76
*	ICD Co. Ltd.	11,667	64
*	Melfas Inc.	12,837	43
^	EG Corp.	3,452	38

*	Dongbu Steel Co. Ltd.	6,329	19
*	CNK International Co. Ltd.	35,374	9
*	Foosung Co. Ltd. Rights Exp. 9/03/2015	7,082	6
*	Zyle Daewoo Motor Sales Corp.	3,992	4
*	Daewoo Industrial Development Co. Ltd.	2,856	4
*	Tera Resource Co. Ltd.	42,004	2
*	SSCP Co. Ltd.	20,873	1
*	Shenglong PV-Tech Investment Co. Ltd.	44,660	1
	SK Telecom Co. Ltd.	1	—
*	Daewoo Songdo Development Co. Ltd.	11,746	—
			144,265
Spain (1.8%)
^	Merlin Properties Socimi SA	494,375	5,418
	Gamesa Corp. Tecnologica SA	336,593	5,324
	Bolsas y Mercados Espanoles SHMSF SA	115,757	4,780
	Viscofan SA	71,225	4,261
	Abengoa SA Class B	1,164,760	2,589
	Ebro Foods SA	129,607	2,587
	Tecnicas Reunidas SA	47,778	2,434
*	Jazztel plc	164,985	2,352
^,* Fomento de Construcciones y Contratas SA		207,457	2,135
	Grupo Catalana Occidente SA	65,822	2,041
^,* Indra Sistemas SA		180,167	2,017
	Almirall SA	96,791	1,904
*	Inmobiliaria Colonial SA	2,558,232	1,898
*	NH Hotel Group SA	313,032	1,897
^	Melia Hotels International SA	131,143	1,886
	Applus Services SA	153,225	1,718
	Prosegur Cia de Seguridad SA	313,575	1,661
	Atresmedia Corp. de Medios de Comunicacion SA	80,594	1,211
*	Zeltia SA	260,137	1,144
	Cia de Distribucion Integral Logista Holdings SA	57,408	1,132
	Faes Farma SA	390,872	1,087
^	Obrascon Huarte Lain SA	63,148	1,051
	CIE Automotive SA	59,213	937
^	Construcciones y Auxiliar de Ferrocarriles SA	3,079	877
*	Liberbank SA	1,242,967	864
^,* Sacyr SA		243,246	841
	Ence Energia y Celulosa SA	210,430	758
	Promotora de Informaciones SA	70,829	648
	Duro Felguera SA	101,409	405
	Papeles y Cartones de Europa SA	57,769	332
^	Tubos Reunidos SA	146,713	205
*	Deoleo SA	365,266	158
	Tubacex SA	51,058	139
^,* Caja de Ahorros del Mediterraneo		42,306	—
^,* Let's GOWEX SA		31,105	—
*	Pescanova SA	10,066	—
			58,691
Sweden (2.8%)
^	ICA Gruppen AB	115,610	4,218
*	Hexpol AB	375,370	4,024
	NCC AB Class B	125,869	3,754
	BillerudKorsnas AB	233,920	3,587
	Castellum AB	250,535	3,568
*	Swedish Orphan Biovitrum AB	241,151	3,179

*	Betsson AB	189,978	3,177
	Fabege AB	208,427	2,894
*	Axfood AB	158,432	2,694
	Loomis AB Class B	95,826	2,678
	AAK AB	39,411	2,673
	Nibe Industrier AB Class B	88,324	2,491
	Indutrade AB	50,056	2,447
*	Fastighets AB Balder	144,480	2,401
	Modern Times Group MTG AB Class B	80,169	2,274
*	Wallenstam AB	312,420	2,261
	Hufvudstaden AB Class A	165,832	2,144
*	NetEnt AB	45,500	2,117
	JM AB	79,223	2,096
	Intrum Justitia AB	58,981	2,004
	Peab AB	262,017	1,980
	Wihlborgs Fastigheter AB	111,034	1,909
	Com Hem Holding AB	211,636	1,870
	L E Lundbergforetagen AB Class B	40,150	1,829
	Ratos AB	291,446	1,823
	Kungsleden AB	272,404	1,820
^,* SSAB AB Class A		373,249	1,774
	Avanza Bank Holding AB	42,116	1,747
	Saab AB Class B	64,054	1,545
	Hemfosa Fastigheter AB	121,562	1,312
*	Lifco AB Class B	67,265	1,312
	AF AB	91,520	1,281
	Nobia AB	106,497	1,249
*	SSAB AB Class B	253,706	1,051
*,2 Thule Group AB		84,626	1,011
	Haldex AB	65,826	807
	Concentric AB	67,100	772
	Lindab International AB	96,577	726
	Klovern AB Preference Shares	20,360	725
	Rezidor Hotel Group AB	155,323	708
	Clas Ohlson AB	35,320	653
	Axis Communications AB	16,483	651
	SAS AB Preference Shares	10,667	612
	Mekonomen AB	24,009	598
	Klovern AB	544,442	524
	Bure Equity AB	84,020	519
	Investment AB Oresund	23,877	479
	Nordnet AB	106,817	425
^,* SAS AB		228,628	405
	Fastighets AB Balder Preference Shares	9,484	370
^,* Qliro Group AB		223,283	367
	SkiStar AB	30,187	356
	Sagax AB Preference Shares	79,402	304
	NCC AB Class A	7,881	234
	KappAhl AB	48,002	152
			90,581
Switzerland (2.8%)
	BB Biotech AG	17,174	5,552
	Georg Fischer AG	6,099	4,064
*,2 Sunrise Communications Group AG		51,393	4,043
	Kaba Holding AG Class B	5,996	3,835
	Flughafen Zuerich AG	4,664	3,825
	ams AG	84,527	3,666

	Straumann Holding AG	11,842	3,503
	Logitech International SA	231,967	3,332
	Leonteq AG	14,294	3,292
	OC Oerlikon Corp. AG	253,412	3,106
	Cembra Money Bank AG	44,769	2,725
^	Panalpina Welttransport Holding AG	20,976	2,609
	Forbo Holding AG	2,041	2,487
	Valiant Holding AG	24,504	2,435
	Bucher Industries AG	9,388	2,287
	Temenos Group AG	61,226	2,246
	Mobimo Holding AG	10,410	2,214
	Vontobel Holding AG	41,277	2,198
	Allreal Holding AG	14,705	2,102
	Tecan Group AG	16,635	2,038
	Burckhardt Compression Holding AG	4,774	1,805
	Belimo Holding AG	741	1,688
	Gategroup Holding AG	44,139	1,630
	Autoneum Holding AG	7,096	1,465
	Implenia AG	23,113	1,386
	Schweiter Technologies AG	1,561	1,222
*	Cosmo Pharmaceuticals SA	7,144	1,220
	St. Galler Kantonalbank AG	3,237	1,218
	Rieter Holding AG	7,920	1,194
^,* Meyer Burger Technology AG		137,494	1,181
	Kuoni Reisen Holding AG	4,193	1,164
	Ascom Holding AG	63,352	1,151
	Emmi AG	3,454	1,144
	EFG International AG	97,103	1,135
	Huber & Suhner AG	25,851	1,115
	Daetwyler Holding AG	8,518	1,054
	VZ Holding AG	4,069	1,051
	Conzzeta AG	1,312	851
*	Schmolz & Bickenbach AG	888,847	745
	Kudelski SA	46,727	739
*	Basilea Pharmaceutica	6,639	731
	Valora Holding AG	3,733	726
	Siegfried Holding AG	3,417	614
*	AFG Arbonia-Forster Holding AG	31,228	543
	Liechtensteinische Landesbank AG	12,751	506
	BKW AG	13,617	493
	Vetropack Holding AG	280	464
*	Zehnder Group AG	11,558	435
	Basler Kantonalbank	5,734	433
	Ypsomed Holding AG	3,838	426
	Swissquote Group Holding SA	12,543	322
^	Alpiq Holding AG	3,697	312
*	Plazza AG	1,312	280
*	Orascom Development Holding AG	15,285	187
	Bachem Holding AG	3,267	174
*	Petroplus Holdings AG	36,495	1
			92,364
Taiwan (5.6%)
*	China Life Insurance Co. Ltd.	4,676,955	4,723
	Eclat Textile Co. Ltd.	303,086	4,450
	Chailease Holding Co. Ltd.	1,629,214	3,392
	Highwealth Construction Corp.	1,291,724	2,661
	WPG Holdings Ltd.	2,257,889	2,557

Feng TAY Enterprise Co. Ltd.	447,160	2,502
Merida Industry Co. Ltd.	371,263	2,294
* Ruentex Industries Ltd.	1,057,160	2,211
* Makalot Industrial Co. Ltd.	253,783	2,168
Powertech Technology Inc.	1,116,662	2,095
Hiwin Technologies Corp.	332,025	2,057
Radiant Opto-Electronics Corp.	679,147	2,010
Ruentex Development Co. Ltd.	1,529,142	1,938
Zhen Ding Technology Holding Ltd.	622,400	1,929
Simplo Technology Co. Ltd.	444,053	1,827
Phison Electronics Corp.	244,962	1,766
Standard Foods Corp.	565,052	1,701
CTCI Corp.	1,047,667	1,585
Kenda Rubber Industrial Co. Ltd.	932,683	1,437
Yageo Corp.	988,218	1,406
PChome Online Inc.	100,503	1,395
Chipbond Technology Corp.	903,852	1,352
King's Town Bank Co. Ltd.	1,519,193	1,269
Poya International Co. Ltd.	109,877	1,241
eMemory Technology Inc.	110,000	1,229
King Yuan Electronics Co. Ltd.	1,714,963	1,154
Compeq Manufacturing Co. Ltd.	1,741,471	1,148
Chroma ATE Inc.	566,040	1,147
Tripod Technology Corp.	726,327	1,138
Win Semiconductors Corp.	1,044,000	1,119
King Slide Works Co. Ltd.	96,675	1,118
Richtek Technology Corp.	215,155	1,115
Grape King Bio Ltd.	158,000	1,064
Micro-Star International Co. Ltd.	1,120,000	1,029
TTY Biopharm Co. Ltd.	344,987	993
Far Eastern Department Stores Ltd.	1,746,043	988
Taichung Commercial Bank Co. Ltd.	2,969,959	987
* Nan Kang Rubber Tire Co. Ltd.	1,095,107	972
FLEXium Interconnect Inc.	289,070	967
* China Petrochemical Development Corp.	3,519,077	963
Airtac International Group	208,229	953
Wistron NeWeb Corp.	363,305	904
* Ta Chong Bank Ltd.	2,219,593	900
China Steel Chemical Corp.	243,853	892
Clevo Co.	893,944	886
St. Shine Optical Co. Ltd.	67,419	877
Elite Material Co. Ltd.	424,519	875
* Winbond Electronics Corp.	3,949,000	865
Casetek Holdings Ltd.	152,000	861
* Tong Yang Industry Co. Ltd.	782,919	832
Kinsus Interconnect Technology Corp.	420,282	826
Sino-American Silicon Products Inc.	754,945	820
Hota Industrial Manufacturing Co. Ltd.	277,000	819
Wowprime Corp.	99,761	817
Everlight Electronics Co. Ltd.	613,725	811
Yungtay Engineering Co. Ltd.	514,993	809
Neo Solar Power Corp.	1,054,819	809
* Asia Pacific Telecom Co. Ltd.	2,378,000	806
Taiwan Paiho Ltd.	382,183	797
* Motech Industries Inc.	569,311	792
Jih Sun Financial Holdings Co. Ltd.	3,046,675	778
* Lung Yen Life Service Corp.	316,000	771

Mitac Holdings Corp.	883,000	762
* Voltronic Power Technology Corp.	62,000	754
Tainan Spinning Co. Ltd.	1,625,674	751
Parade Technologies Ltd.	89,000	749
Tung Ho Steel Enterprise Corp.	1,206,150	748
WT Microelectronics Co. Ltd.	619,642	742
* TSRC Corp.	1,064,046	738
* China Synthetic Rubber Corp.	766,562	733
Shinkong Synthetic Fibers Corp.	2,288,416	717
Firich Enterprises Co. Ltd.	245,601	712
Taiwan Hon Chuan Enterprise Co. Ltd.	451,401	708
Sercomm Corp.	327,000	693
* Sanyang Motor Co. Ltd.	968,037	685
Grand Pacific Petrochemical	1,367,928	685
Formosa International Hotels Corp.	96,805	682
LCY Chemical Corp.	1,146,255	672
Depo Auto Parts Ind Co. Ltd.	218,313	670
Chin-Poon Industrial Co. Ltd.	522,072	667
* Tatung Co. Ltd.	3,592,320	662
AmTRAN Technology Co. Ltd.	1,166,692	643
* Mercuries Life Insurance Co. Ltd.	1,066,561	642
Namchow Chemical Industrial Co. Ltd.	286,000	637
* Ginko International Co. Ltd.	68,000	635
Cleanaway Co. Ltd.	131,000	631
Elan Microelectronics Corp.	607,350	630
Huaku Development Co. Ltd.	376,499	630
Coretronic Corp.	785,000	624
Qisda Corp.	2,134,000	619
Chlitina Holding Ltd.	79,750	618
Flytech Technology Co. Ltd.	170,395	617
* Kinpo Electronics	1,931,196	606
Lien Hwa Industrial Corp.	911,356	604
San Shing Fastech Corp.	247,113	597
Gigabyte Technology Co. Ltd.	747,271	594
BES Engineering Corp.	2,185,468	593
* Taiwan Life Insurance Co. Ltd.	589,397	592
Taiwan Building Materials Co. Ltd.	2,075,591	591
Gigasolar Materials Corp.	35,600	581
XPEC Entertainment Inc.	170,760	579
* E Ink Holdings Inc.	1,478,708	578
* Sporton International Inc.	93,000	570
Prince Housing & Development Corp.	1,801,183	566
Silergy Corp.	60,000	564
Shin Zu Shing Co. Ltd.	215,000	562
* MIN AIK Technology Co. Ltd.	266,987	560
Great Wall Enterprise Co. Ltd.	830,190	555
* TWi Pharmaceuticals Inc.	78,000	551
Taiwan Sogo Shin Kong SEC	462,930	548
Faraday Technology Corp.	525,000	532
* Microbio Co. Ltd.	652,562	529
China Bills Finance Corp.	1,468,800	526
* Medigen Biotechnology Corp.	167,680	521
Adlink Technology Inc.	189,678	519
Test Research Inc.	288,371	508
Long Bon International Co. Ltd.	706,000	508
Visual Photonics Epitaxy Co. Ltd.	399,941	508
Xxentria Technology Materials Corp.	185,776	507

* TA Chen Stainless Pipe	981,330	500
Cheng Loong Corp.	1,386,920	499
Hey Song Corp.	477,000	497
Universal Cement Corp.	646,414	487
Taiwan FamilyMart Co. Ltd.	71,000	486
Formosan Rubber Group Inc.	697,888	481
Elite Advanced Laser Corp.	130,800	473
Chong Hong Construction Co. Ltd.	257,518	472
Primax Electronics Ltd.	428,000	470
* China Man-Made Fiber Corp.	1,809,778	469
Toung Loong Textile Manufacturing	125,000	469
YungShin Global Holding Corp.	300,617	467
Greatek Electronics Inc.	487,000	461
Test Rite International Co. Ltd.	702,725	461
Radium Life Tech Co. Ltd.	1,030,652	455
Farglory Land Development Co. Ltd.	480,854	453
PharmaEngine Inc.	79,000	452
* FocalTech Systems Co. Ltd.	578,200	449
Gourmet Master Co. Ltd.	96,650	449
HannStar Display Corp.	3,600,810	446
Aten International Co. Ltd.	174,260	445
Lealea Enterprise Co. Ltd.	1,557,848	444
* Wei Chuan Foods Corp.	649,835	442
Ardentec Corp.	651,749	439
Taiwan Acceptance Corp.	195,000	439
Ambassador Hotel	521,519	438
TXC Corp.	401,877	434
USI Corp.	1,229,518	432
Yieh Phui Enterprise Co. Ltd.	1,654,714	424
IEI Integration Corp.	300,623	419
* Masterlink Securities Corp.	1,396,252	415
Pixart Imaging Inc.	180,920	411
* Shining Building Business Co. Ltd.	1,001,330	409
* Orient Semiconductor Electronics Ltd.	1,109,000	408
Systex Corp.	240,000	401
Nan Liu Enterprise Co. Ltd.	79,000	398
Taiwan Cogeneration Corp.	527,903	390
Solar Applied Materials Technology Co.	609,201	385
* CMC Magnetics Corp.	3,933,000	384
* Taigen Biopharmaceuticals Holdings Ltd.	467,000	381
* Center Laboratories Inc.	172,000	377
* Career Technology MFG. Co. Ltd.	477,126	375
Taiwan TEA Corp.	856,293	373
Great China Metal Industry	436,000	371
Zeng Hsing Industrial Co. Ltd.	76,000	370
Tong Hsing Electronic Industries Ltd.	200,056	370
* Rich Development Co. Ltd.	1,031,000	368
Posiflex Technology Inc.	81,765	363
Getac Technology Corp.	539,000	362
* Ritek Corp.	3,954,000	360
KEE TAI Properties Co. Ltd.	647,740	359
Walsin Technology Corp.	1,036,408	359
Topco Scientific Co. Ltd.	212,625	359
China Metal Products	411,515	359
Taiwan Surface Mounting Technology Corp.	412,530	357
ScinoPharm Taiwan Ltd.	338,040	356
Taiwan PCB Techvest Co. Ltd.	354,102	355

Wah Lee Industrial Corp.	254,883	355
Taiwan Styrene Monomer	756,579	353
Sitronix Technology Corp.	143,282	352
Evergreen International Storage & Transport Corp.	767,502	351
Merry Electronics Co. Ltd.	241,910	350
Brogent Technologies Inc.	40,606	344
* Johnson Health Tech Co. Ltd.	158,491	344
Sigurd Microelectronics Corp.	501,000	343
Continental Holdings Corp.	1,167,600	343
Everlight Chemical Industrial Corp.	562,523	342
* Senao International Co. Ltd.	224,000	339
A-DATA Technology Co. Ltd.	323,915	339
Hung Sheng Construction Ltd.	692,100	337
Holy Stone Enterprise Co. Ltd.	273,670	336
* Sunplus Technology Co. Ltd.	787,000	336
CyberTAN Technology Inc.	586,571	336
AcBel Polytech Inc.	567,000	333
* Pihsiang Machinery Manufacturing Co. Ltd.	187,000	329
* Kuo Toong International Co. Ltd.	281,000	326
Dynapack International Technology Corp.	201,299	325
Mercuries & Associates Holding Ltd.	547,005	325
Asia Vital Components Co. Ltd.	470,337	323
Long Chen Paper Co. Ltd.	863,655	323
Green Seal Holding Ltd.	81,000	322
Taiwan Land Development Corp.	897,389	321
Holtek Semiconductor Inc.	219,279	320
* Gintech Energy Corp.	537,354	318
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	121,000	318
United Integrated Services Co. Ltd.	319,000	315
Kinik Co.	194,000	306
UPC Technology Corp.	1,025,510	306
Accton Technology Corp.	735,467	304
D-Link Corp.	946,406	303
* Gigastorage Corp.	476,800	301
Sinyi Realty Inc.	328,824	300
Elite Semiconductor Memory Technology Inc.	324,000	299
Darwin Precisions Corp.	873,000	298
Zinwell Corp.	273,099	294
* Li Peng Enterprise Co. Ltd.	1,067,539	294
Unitech Printed Circuit Board Corp.	803,738	294
Syncmold Enterprise Corp.	215,000	292
WUS Printed Circuit Co. Ltd.	400,000	292
Chimei Materials Technology Corp.	455,000	291
Topkey Corp.	78,000	289
Federal Corp.	653,437	289
ITEQ Corp.	488,261	287
* Solartech Energy Corp.	525,414	286
Taiwan Fire & Marine Insurance Co. Ltd.	409,840	283
Sincere Navigation Corp.	390,000	282
Kuoyang Construction Co. Ltd.	710,648	281
* Taiflex Scientific Co. Ltd.	228,034	281
Ichia Technologies Inc.	446,000	279
* Ho Tung Chemical Corp.	1,270,356	277
Asia Polymer Corp.	567,525	276
Taiwan Sanyo Electric Co. Ltd.	328,300	276
Sampo Corp.	748,311	274
Global Unichip Corp.	119,649	271

* Kindom Construction Corp.	461,000	271
Soft-World International Corp.	160,520	267
YC INOX Co. Ltd.	450,159	267
Lotes Co. Ltd.	97,000	266
* Asia Optical Co. Inc.	325,000	265
Alpha Networks Inc.	530,919	261
Huang Hsiang Construction Corp.	272,051	257
Rechi Precision Co. Ltd.	345,668	256
CSBC Corp. Taiwan	591,808	255
Lextar Electronics Corp.	528,000	254
* E-Ton Solar Tech Co. Ltd.	694,603	253
Elitegroup Computer Systems Co. Ltd.	376,647	251
Gloria Material Technology Corp.	488,484	250
Tong-Tai Machine & Tool Co. Ltd.	358,429	249
Basso Industry Corp.	200,000	248
Pan-International Industrial Corp.	578,595	246
* Taiwan Liposome Co. Ltd.	51,000	243
OptoTech Corp.	784,000	243
Chung-Hsin Electric & Machinery Manufacturing Corp.	443,625	242
Taiwan Semiconductor Co. Ltd.	304,000	241
Jess-Link Products Co. Ltd.	226,800	240
Sonix Technology Co. Ltd.	208,000	240
Nien Hsing Textile Co. Ltd.	330,083	238
* King's Town Construction Co. Ltd.	305,712	237
Lite-On Semiconductor Corp.	401,977	237
International Games System Co. Ltd.	71,213	234
Hung Poo Real Estate Development Corp.	325,195	232
Bank of Kaohsiung Co. Ltd.	802,121	231
* Etron Technology Inc.	531,947	230
Gemtek Technology Corp.	451,115	229
Altek Corp.	267,250	212
Ability Enterprise Co. Ltd.	470,257	209
* Genius Electronic Optical Co. Ltd.	106,732	207
Vivotek Inc.	83,693	205
* Gold Circuit Electronics Ltd.	586,280	204
* HUA ENG Wire & Cable	791,000	199
* GeoVision Inc.	76,279	199
* China Chemical & Pharmaceutical Co. Ltd.	313,000	195
Unity Opto Technology Co. Ltd.	338,000	193
* Lotus Pharmaceutical Co. Ltd.	80,000	184
* Pan Jit International Inc.	552,000	182
Weltrend Semiconductor	304,200	181
* Chia Hsin Cement Corp.	524,352	179
Chung Hwa Pulp Corp.	649,890	177
Jentech Precision Industrial Co. Ltd.	124,698	174
* Wafer Works Corp.	517,309	173
Tyntek Corp.	448,250	170
* G Tech Optoelectronics Corp.	378,000	168
* TYC Brother Industrial Co. Ltd.	272,710	168
* Chung Hung Steel Corp.	1,168,047	168
* China Electric Manufacturing Corp.	667,000	164
CHC Healthcare Group	108,733	162
Chun Yuan Steel	516,676	161
* Concord Securities Co. Ltd.	755,324	160
Microlife Corp.	66,500	159
Unizyx Holding Corp.	427,000	159
Global Mixed Mode Technology Inc.	80,199	154

Infortrend Technology Inc.	334,885	149
* Champion Building Materials Co. Ltd.	625,000	148
* ITE Technology Inc.	182,418	146
* Silicon Integrated Systems Corp.	782,592	145
Cyberlink Corp.	61,076	137
China General Plastics Corp.	389,147	134
Darfon Electronics Corp.	287,000	132
* Lingsen Precision Industries Ltd.	398,000	128
* AGV Products Corp.	495,000	120
Quanta Storage Inc.	190,000	120
Hsin Kuang Steel Co. Ltd.	260,569	118
* Dynamic Electronics Co. Ltd.	366,468	116
* Taiwan Navigation Co. Ltd.	219,178	115
ALI Corp.	277,358	114
* Green Energy Technology Inc.	252,746	113
FSP Technology Inc.	221,254	113
Globe Union Industrial Corp.	310,675	111
* Chinese Gamer International Corp.	95,000	106
Ta Ya Electric Wire & Cable	650,440	103
* Genesis Photonics Inc.	312,308	98
Chinese Maritime Transport Ltd.	109,000	98
* L&K Engineering Co. Ltd.	159,000	97
* HannsTouch Solution Inc.	828,392	97
Shih Wei Navigation Co. Ltd.	195,986	97
Phihong Technology Co. Ltd.	308,618	96
Taiwan Mask Corp.	377,650	96
ENG Electric Co. Ltd.	188,466	89
Taiyen Biotech Co. Ltd.	107,877	79
* Giantplus Technology Co. Ltd.	371,000	78
KYE Systems Corp.	244,308	78
* First Steamship Co. Ltd.	216,588	77
Sunrex Technology Corp.	184,000	71
ACES Electronic Co. Ltd.	120,000	71
* Tsann Kuen Enterprise Co. Ltd.	91,295	66
* LES Enphants Co. Ltd.	145,059	65
Avermedia Technologies	192,290	62
Sheng Yu Steel Co. Ltd.	111,000	61
* Global Brands Manufacture Ltd.	295,045	61
* Eastern Media International Corp.	406,072	60
Young Optics Inc.	58,000	59
Advanced International Multitech Co. Ltd.	90,000	57
* Microelectronics Technology Inc.	188,212	50
Aerospace Industrial Development Corp.	40,383	49
* Silitech Technology Corp.	72,925	47
AV Tech Corp.	57,053	44
* Young Fast Optoelectronics Co. Ltd.	119,000	42
* J Touch Corp.	128,999	42
* Newmax Technology Co. Ltd.	61,479	38
* Entire Technology Co. Ltd.	85,000	37
* Mosel Vitelic Inc.	358,861	30
		181,591
Thailand (0.9%)
Bumrungrad Hospital PCL (Foreign)	304,713	1,765
* BTS Rail Mass Transit Growth Infrastructure Fund	4,814,276	1,434
* Bumrungrad Hospital PCL	204,885	1,187
* Robinson Department Store PCL	745,800	899
* Bangkok Land PCL	18,846,500	781

*	Tata Steel Thailand PCL	39,352,736	770
*	Thaicom PCL	744,140	765
*	Jasmine International PCL	5,368,588	761
*	Major Cineplex Group PCL	756,779	703
*	Srisawad Power 1979 PCL	626,085	662
*	Siam Global House PCL	2,865,004	658
*	Hana Microelectronics PCL	696,326	642
*	Bangkok Airways Co. Ltd.	1,049,200	640
*	KCE Electronics PCL	409,700	616
	Central Plaza Hotel PCL	526,790	557
*	Muangthai Leasing PCL	996,900	543
*	Thanachart Capital PCL	605,920	537
^	Thoresen Thai Agencies PCL (Foreign)	1,399,625	500
^	Sino-Thai Engineering & Construction PCL (Foreign)	759,099	497
*	SPCG PCL	652,100	451
*	Tisco Financial Group PCL	362,950	438
*	Pruksa Real Estate PCL (Local)	639,890	438
*	Bangchak Petroleum PCL	431,000	418
*	Dynasty Ceramic PCL	3,808,000	402
*	Chularat Hospital PCL	7,262,860	402
*	CK Power PCL (Local)	5,461,800	400
*	Univentures PCL (Local)	2,206,188	397
	TTW PCL (Foreign)	1,201,300	392
*	CH Karnchang PCL	515,300	380
*	TPI Polene PCL	5,725,800	378
*	MBK PCL	907,100	365
*	Superblock PCL	8,903,500	356
*	LPN Development PCL	693,711	348
	Kiatnakin Bank PCL (Foreign)	389,200	337
*	Gunkul Engineering PCL	548,750	334
*	Bangkok Metro PCL	6,235,600	327
*	Thai Vegetable Oil PCL	467,600	325
^	Bangkok Expressway PCL	298,200	321
^	WHA Corp. PCL (Foreign)	3,007,770	317
*	Bangkok Chain Hospital PCL (Local)	1,587,168	309
	Central Plaza Hotel PCL NVDR	289,900	307
	Bangkok Expressway PCL (Foreign)	278,700	300
*	Samart Corp. PCL	513,021	300
^,* Italian-Thai Development PCL (Foreign)		1,360,202	284
^	Hana Microelectronics PCL (Foreign)	307,510	283
*	Thai Reinsurance PCL	3,398,450	282
	VGI Global Media PCL - NVDR	2,024,200	264
*	Esso Thailand PCL	1,741,000	262
*	Amata Corp. PCL	645,400	258
*	Sansiri PCL (Local)	5,274,300	257
*	Sri Trang Agro-Industry PCL	740,900	254
*	Thoresen Thai Agencies PCL (Local)	695,744	249
^	Pruksa Real Estate PCL (Foreign)	361,400	247
	VGI Global Media PCL (Foreign)	1,865,788	243
	WHA Corp. PCL (Local)	2,187,000	231
*	Supalai PCL	468,800	227
*	TICON Industrial Connection PCL	622,700	223
*	Quality Houses PCL (Local)	3,199,233	211
	Tisco Financial Group PCL (Foreign)	172,150	208
	Bangkok Chain Hospital PCL (Foreign)	1,051,125	204
^	Supalai PCL NVDR	413,100	200
^	Samart Corp. PCL (Foreign)	341,500	199

Bumrungrad Hospital PCL NVDR	34,400	199
Thanachart Capital PCL NVDR	216,600	192
* GFPT PCL	671,200	188
* Cal-Comp Electronics Thailand PCL	1,718,516	159
Asian Property Development PCL (Foreign)	861,256	144
* Italian-Thai Development PCL (Local)	676,308	141
Quality Houses PCL (Foreign)	2,133,756	141
* TTW PCL	419,400	137
* Sino-Thai Engineering & Construction PCL NVDR	205,200	134
Maybank Kim Eng Securities Thailand PCL	197,500	131
Univentures PCL (Foreign)	707,100	127
* TTW PCL NVDR	361,600	118
Precious Shipping PCL	403,800	96
* Kiatnakin Bank PCL (Local)	104,200	90
AP Thailand PCL	532,800	89
* CK Power PCL (Foreign)	1,015,920	74
Precious Shipping PCL NVDR	309,900	73
Sansiri PCL (Foreign)	1,403,050	68
* Sahaviriya Steel Industries PCL (Local)	11,300,000	51
* Sahaviriya Steel Industries PCL (Foreign)	9,411,500	43
* Jasmine International PCL Warrants Exp. 6/25/2020	2,122,200	42
* WHA Corp. PCL Warrants Exp. 12/31/2019	56,618	22
* Sino-Thai Engineering & Construction PCL	24,716	16
* CK Power PCL Foreign Line Warrants Exp. 5/28/2020	1,015,920	15
* VGI Global Media PCL (Local)	104,424	14
* G J Steel PCL Warrants Exp. 1/30/2020	1,627,035	1
* Sansiri PLC Warrants Exp. 7/29/2017	1,403,050	—
* BTS Group Holdings PCL Warrants Exp. 10/16/2018	976,408	—
* Italian-Thai Development PCL (Foreign) Warrants Exp. 5/13/2019	272,040	—
* VGI Global Media PCL Foreign Warrants	224,000	—
* VGI Global Media PCL NVDR Warrants	171,400	—
* Thoresen Thai Agencies PCL Warrants Exp. 2/28/2019	166,980	—
* Italian-Thai Development PCL Warrants Exp. 5/13/2019	135,261	—
* Samart Corp. PCL Warrants Exp. 2/11/2018	106,504	—
* Precious Shipping PCL Warrants	23,790	—
* Srisawad Power 1979 PCL Warrants Exp. 11/30/2017	22,387	—
		30,750
Turkey (0.2%)
Dogus Otomotiv Servis ve Ticaret AS	124,159	720
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	987,580	528
* Dogan Sirketler Grubu Holding AS	2,520,841	500
Cimsa Cimento Sanayi VE Ticaret AS	77,594	442
* Asya Katilim Bankasi AS	1,453,793	434
Aksa Akrilik Kimya Sanayii AS	91,802	370
Gubre Fabrikalari TAS	134,487	370
* Aksa Enerji Uretim AS Class B	339,001	362
Otokar Otomotiv Ve Savunma Sanayi A.S.	10,532	325
* Sekerbank TAS	503,167	284
Konya Cimento Sanayii AS	2,412	283
Trakya Cam Sanayii AS	383,331	283
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	367,602	238
Tekfen Holding AS	155,970	237
Is Gayrimenkul Yatirim Ortakligi AS	415,691	233
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	239,419	233
* Koza Anadolu Metal Madencilik Isletmeleri AS	236,794	221
Akfen Holding AS	74,550	218
* NET Holding AS	182,457	217

Albaraka Turk Katilim Bankasi AS	349,642	177
* Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	190,068	172
* Anadolu Cam Sanayii AS	210,651	138
Aksigorta AS	175,747	128
* Vestel Elektronik Sanayi ve Ticaret AS	72,776	120
Torunlar Gayrimenkul Yatirim Ortakligi AS	97,105	114
* Adana Cimento Sanayii TAS Class A	46,134	112
* Zorlu Enerji Elektrik Uretim AS	180,809	110
Bizim Toptan Satis Magazalari AS	24,664	109
* Vakif Gayrimenkul Yatirim Ortakligi AS	103,738	83
* Akenerji Elektrik Uretim AS	223,987	78
Alarko Holding AS	44,146	56
* Ihlas Holding AS	631,611	55
Turcas Petrol AS	88,897	52
		8,002
United Arab Emirates (0.1%)
* Amanat Holdings PJSC	1,800,140	419
* Eshraq Properties Co. PJSC	1,825,843	393
Agthia Group PJSC	182,508	383
* Drake & Scull International PJSC	1,728,095	377
National Central Cooling Co. PJSC	651,746	262
RAK Properties PJSC	1,412,175	254
Aramex PJSC	48,984	46
* Islamic Arab Insurance Co.	243,276	42
		2,176
United Kingdom (16.1%)
Rightmove plc	139,399	7,931
Howden Joinery Group plc	944,379	7,302
Henderson Group plc	1,593,126	7,088
Bellway plc	185,639	6,988
Great Portland Estates plc	527,441	6,855
Booker Group plc	2,448,031	6,844
Halma plc	574,510	6,791
IG Group Holdings plc	552,984	6,459
* Hiscox Ltd.	434,439	6,273
Greene King plc	464,434	6,266
Man Group plc	2,412,527	6,123
Shaftesbury plc	418,617	6,101
Amlin plc	761,665	6,065
Micro Focus International plc	271,474	5,930
* BTG plc	580,800	5,929
* Spirax-Sarco Engineering plc	110,301	5,706
Essentra plc	397,370	5,660
Hays plc	2,149,023	5,593
Spectris plc	181,801	5,542
UBM plc	660,912	5,485
* Betfair Group plc	123,667	5,376
* AA plc	931,141	5,309
Telecity Group plc	305,303	5,213
Close Brothers Group plc	227,223	5,155
Jupiter Fund Management plc	626,800	4,593
Phoenix Group Holdings	345,083	4,591
* Intermediate Capital Group plc	503,538	4,584
* Just Eat plc	658,255	4,481
Playtech plc	316,581	4,481
* Rotork plc	1,329,050	4,438

* Thomas Cook Group plc	2,322,858	4,349
Regus plc	983,771	4,313
WH Smith plc	173,907	4,295
Cable & Wireless Communications plc	4,273,580	4,273
Beazley plc	794,710	4,189
Berendsen plc	258,745	4,129
* Indivior plc	995,158	4,098
RPC Group plc	384,511	4,087
Britvic plc	375,705	4,028
Michael Page International plc	458,021	3,919
Stagecoach Group plc	640,188	3,907
Balfour Beatty plc	1,044,333	3,843
* Ocado Group plc	614,899	3,811
WS Atkins plc	154,088	3,779
Bovis Homes Group plc	206,463	3,680
Victrex plc	121,418	3,667
Grafton Group plc	320,572	3,596
CSR plc	254,835	3,574
Carillion plc	662,154	3,572
Galliford Try plc	125,424	3,476
SSP Group plc	710,161	3,448
QinetiQ Group plc	926,590	3,432
Serco Group plc	1,699,590	3,419
BBA Aviation plc	724,955	3,361
* Firstgroup plc	1,848,771	3,329
AVEVA Group plc	96,554	3,322
UNITE Group plc	336,820	3,318
Greggs plc	154,544	3,271
Kennedy Wilson Europe Real Estate plc	178,773	3,198
Restaurant Group plc	303,614	3,198
Kier Group plc	141,543	3,189
Crest Nicholson Holdings plc	373,561	3,185
Bodycote plc	293,992	3,139
Home Retail Group plc	1,227,223	3,128
National Express Group plc	649,456	3,074
Jardine Lloyd Thompson Group plc	188,434	3,063
Moneysupermarket.com Group plc	663,853	3,041
Lancashire Holdings Ltd.	301,556	3,032
Savills plc	198,309	3,027
Greencore Group plc	611,766	3,022
Paragon Group of Cos. plc	470,082	3,005
Domino's Pizza Group plc	208,327	2,919
UDG Healthcare plc	370,518	2,901
Dignity plc	76,217	2,901
Senior plc	631,868	2,872
Ultra Electronics Holdings plc	103,989	2,834
Elementis plc	702,485	2,814
Mitie Group plc	553,849	2,785
SIG plc	844,160	2,755
Pace plc	486,142	2,750
Workspace Group plc	179,045	2,720
Vesuvius plc	416,766	2,662
* HomeServe plc	390,910	2,661
Saga plc	823,130	2,660
2 Spire Healthcare Group plc	435,709	2,629
Go-Ahead Group plc	65,509	2,608
Debenhams plc	1,879,445	2,578

Halfords Group plc	298,055	2,532
Ladbrokes plc	1,407,127	2,502
Pets at Home Group plc	552,035	2,491
Laird plc	401,927	2,471
Alent plc	329,944	2,447
Redrow plc	325,713	2,371
Morgan Advanced Materials plc	428,161	2,370
Synergy Health plc	86,814	2,359
Big Yellow Group plc	212,186	2,334
Cineworld Group plc	290,042	2,317
HellermannTyton Group plc	314,281	2,311
Grainger plc	611,068	2,276
International Personal Finance plc	357,293	2,224
Tullett Prebon plc	350,044	2,215
LondonMetric Property plc	870,679	2,200
* Cairn Energy plc	864,152	2,178
Marston's plc	889,401	2,168
Interserve plc	213,889	2,156
* Mitchells & Butlers plc	364,420	2,152
Fidessa Group plc	57,379	2,142
Synthomer plc	407,080	2,043
Genus plc	90,793	2,043
Electrocomponents plc	653,106	2,030
Dechra Pharmaceuticals plc	131,984	2,029
Hansteen Holdings plc	1,062,821	2,021
Diploma plc	171,778	1,980
ST Modwen Properties plc	262,658	1,953
Ted Baker plc	38,659	1,948
Dairy Crest Group plc	215,450	1,945
Brewin Dolphin Holdings plc	394,642	1,938
* SVG Capital plc	254,130	1,909
Dunelm Group plc	135,612	1,896
Bwin.Party Digital Entertainment plc	1,046,703	1,878
Countrywide plc	228,049	1,855
Card Factory plc	338,260	1,847
* Ophir Energy plc	1,015,317	1,843
Entertainment One Ltd.	349,961	1,823
F&C Commercial Property Trust Ltd.	784,661	1,806
Keller Group plc	108,703	1,796
Northgate plc	207,038	1,772
Renishaw plc	54,096	1,766
* Petra Diamonds Ltd.	737,778	1,731
* Virgin Money Holdings UK plc	259,573	1,722
Hunting plc	211,193	1,693
Telecom Plus plc	89,263	1,692
Al Noor Hospitals Group plc	113,133	1,655
* Premier Oil plc	782,536	1,636
Bank of Georgia Holdings plc	50,348	1,565
Poundland Group plc	284,313	1,497
esure Group plc	352,627	1,491
Foxtons Group plc	390,170	1,487
J D Wetherspoon plc	130,466	1,458
Centamin plc	1,652,546	1,431
* Imagination Technologies Group plc	384,758	1,408
* Enterprise Inns plc	800,476	1,406
Spirent Communications plc	959,699	1,401
* Colt Group SA	476,868	1,400

*	Genel Energy plc	233,760	1,356
^,2 Zoopla Property Group plc		354,107	1,327
	Computacenter plc	108,356	1,285
	NMC Health plc	93,301	1,281
	UK Commercial Property Trust Ltd.	923,673	1,277
^,* Allied Minds plc		168,185	1,225
	Devro plc	258,066	1,221
	Oxford Instruments plc	84,223	1,205
*	Evraz plc	756,736	1,190
	Redefine International PLC	1,439,427	1,169
	De La Rue plc	146,012	1,152
	Premier Farnell plc	540,331	1,144
	N Brown Group plc	227,045	1,129
	KCOM Group plc	760,450	1,124
	Just Retirement Group plc	362,101	1,090
	Chemring Group plc	291,512	1,074
	RPS Group plc	320,693	1,070
	ITE Group plc	370,004	1,066
*	SuperGroup plc	47,166	1,066
	Chesnara plc	198,012	1,047
	Helical Bar plc	155,568	1,033
^	Vedanta Resources plc	159,565	990
	Xaar plc	121,888	986
*	KAZ Minerals plc	384,109	971
	Picton Property Income Ltd.	822,204	950
*	Mothercare plc	220,479	934
	Shanks Group plc	596,431	929
*	Lamprell plc	390,007	889
	Development Securities plc	203,093	852
	Acacia Mining plc	225,774	847
	Connect Group plc	363,111	838
	Stobart Group Ltd.	472,974	815
	Soco International plc	324,053	797
	Fenner plc	297,869	777
	SDL plc	123,370	773
	Daejan Holdings plc	7,637	772
	Morgan Sindall Group plc	59,463	754
^,* Lonmin plc		895,557	727
	Schroder REIT Ltd.	764,718	724
	Speedy Hire plc	851,915	688
	Cape plc	174,089	633
*	EnQuest plc	1,126,409	624
	Xchanging plc	406,731	618
*	Premier Foods plc	976,250	601
^	888 Holdings plc	218,313	580
	Partnership Assurance Group plc	231,048	542
^,* AO World plc		253,687	494
	Gem Diamonds Ltd.	166,096	330
	Infinis Energy plc	148,079	322
*	Hochschild Mining plc	227,136	276
^	APR Energy plc	151,799	266
*	Aquarius Platinum Ltd.	2,343,980	227
	Ferrexpo plc	168,214	152
^,* Afren plc		1,404,272	39
			522,245
Total Common Stocks (Cost $3,213,175)			3,230,949

	Coupon
Temporary Cash Investments (10.0%)[1]
Money Market Fund (9.9%)
[3,4] Vanguard Market Liquidity Fund	0.152%		321,777,670	321,778

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[5,6] Federal Home Loan Bank Discount Notes	0.088%	9/4/15	1,000	1,000
[5,6] Federal Home Loan Bank Discount Notes	0.092%	9/16/15	2,000	1,999
[5,6] Federal Home Loan Bank Discount Notes	0.150%	11/13/15	500	500
				3,499
Total Temporary Cash Investments (Cost $325,277)				325,277
Total Investments (109.4%) (Cost $3,538,452)				3,556,226
Other Assets and Liabilities-Net (-9.4%)[4]				(306,534)
Net Assets (100%)				3,249,692

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $275,958,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 9.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate value of these securities was $26,937,000, representing 0.8% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $296,589,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $1,300,000 have been segregated as initial margin for open futures contracts.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

FTSE All-World ex-US Small-Cap Index Fund

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	419,753	10,980	73
Common Stocks—Other	249	2,791,775	8,119
Temporary Cash Investments	321,778	3,499	—
Futures Contracts—Assets[1]	280	—	—
Futures Contracts—Liabilities[1]	(62)	—	—
Forward Currency Contracts—Assets	—	89	—
Total	741,998	2,806,343	8,192
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

FTSE All-World ex-US Small-Cap Index Fund

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	September 2015	83	10,252	(310)
MSCI Emerging Markets Index	September 2015	221	9,945	(678)
				(988)

FTSE All-World ex-US Small-Cap Index Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
Bank of America, N.A.	9/23/15	USD	8,255 EUR	7,430	89
EUR—Euro.
USD—U.S. dollar.

E. At July 31, 2015, the cost of investment securities for tax purposes was $3,554,405,000. Net unrealized appreciation of investment securities for tax purposes was $1,821,000, consisting of unrealized gains of $492,077,000 on securities that had risen in value since their purchase and $490,256,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: September 17, 2015
VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: September 17, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.